SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]                                              [ ]
                         ---------

Post-Effective Amendment No. [4]    (File No. 333-73958)                     [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 6       (File No. 811-7195)                [X]
                              ------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3794
--------------------------------------------------------------------------------

      James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


EVERGREEN

PATHWAYS(SM) VARIABLE ANNUITY


CONTRACT OPTION L: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds


-    AIM Variable Insurance Funds, Series II Shares

-    AllianceBernstein Variable Products Series Fund, Inc. (Class B)

-    Evergreen Variable Annuity Trust - Class 2

-    Fidelity(R) Variable Insurance Products - Service Class 2


-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    MFS(R) Variable Insurance Trust(SM) - Service Class

-    Oppenheimer Variable Account Funds, Service Shares

-    Putnam Variable Trust - Class IB Shares

-    Van Kampen Life Investment Trust - Class II Shares


-    The Universal Institutional Funds, Inc. - Class I Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          19
PERFORMANCE INFORMATION                                                       20
THE VARIABLE ACCOUNT AND THE FUNDS                                            21
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          28
THE ONE-YEAR FIXED ACCOUNT                                                    31
BUYING YOUR CONTRACT                                                          31
CHARGES                                                                       33
VALUING YOUR INVESTMENT                                                       35
MAKING THE MOST OF YOUR CONTRACT                                              37
WITHDRAWALS                                                                   41
TSA - SPECIAL WITHDRAWAL PROVISIONS                                           41
CHANGING OWNERSHIP                                                            41
BENEFITS IN CASE OF DEATH                                                     42
OPTIONAL BENEFITS                                                             46
THE ANNUITY PAYOUT PERIOD                                                     54
TAXES                                                                         56
VOTING RIGHTS                                                                 58
SUBSTITUTION OF INVESTMENTS                                                   58
ABOUT THE SERVICE PROVIDERS                                                   59
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         60
ADDITIONAL INFORMATION                                                        65
EXPERTS                                                                       65
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
FINANCIAL INFORMATION                                                         66
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                                        80


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and AEL refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


(1) Restriction of investment in the GPAs and one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: This prospectus describes two contracts. Contract Option L offers a four year withdrawal charge schedule and investment options in the GPAs, one-year fixed account and/or the subaccounts. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and and allows investments in the subaccounts only.(1) The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. For contract Option L, you may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts. For contract Option C, you may allocate purchase payments to the subaccounts. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: You may allocate purchase payments to the GPAs, one-year fixed account and/or the subaccounts, depending on the contract option you select.

If you select contract Option L, you may allocate your purchase payments among any or all of:

     - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

     - the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 28 and p. 31)

If you select contract Option C, you may allocate purchase payments to the subaccounts only.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and investment options. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 31)


-    Minimum purchase payment:
        for Systematic Investment Plans:
            $50 initial payment.
            $50 for additional payments.

        for all other payment plans:
            $10,000 initial payment.
            $100 for additional payments.


-    Maximum total purchase payments* (without prior approval):


            $1,000,000 for issue ages up to 85.
            $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 38)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. (p. 41) Certain other restrictions apply to participants in TSAs. (p. 41)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 42)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 46)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 56)

CHARGES: We assess certain charges in connection with your contract (p. 33):

-    $40 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(2);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(2);

- if you select the Guaranteed Minimum Income Benefit Rider (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base(3);


- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
IF YOU SELECT CONTRACT OPTION L AND:                   ADMINISTRATIVE CHARGE       EXPENSE RISK FEE           ACCOUNT EXPENSES
Return of Purchase Payments (ROP) death benefit(4)             0.15%                     1.25%                      1.40%
Maximum Anniversary Value (MAV) death benefit(4)               0.15                      1.35                       1.50
Enhanced Death Benefit (EDB)(4)                                0.15                      1.55                       1.70

IF YOU SELECT CONTRACT OPTION C AND:

ROP death benefit(4)                                           0.15                      1.35                       1.50
MAV death benefit(4)                                           0.15                      1.45                       1.60
EDB(4)                                                         0.15                      1.65                       1.80



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSE THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of the amount withdrawn)


You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.


              CONTRACT YEAR FOR CONTRACT OPTION L             WITHDRAWAL CHARGE PERCENTAGE
                              1-2                                          8%
                              3                                            7
                              4                                            6
                              5 and later                                  0



A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                       $  40
(We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                            0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                  0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                           0.70%*
(As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



*    This fee applies only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)


You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT        TOTAL MORTALITY AND           TOTAL VARIABLE
IF YOU SELECT CONTRACT OPTION L AND:                   ADMINISTRATIVE CHARGE       EXPENSE RISK FEE           ACCOUNT EXPENSES
ROP DEATH BENEFIT                                              0.15%                     1.25%                      1.40%
MAV DEATH BENEFIT                                              0.15                      1.35                       1.50
EDB                                                            0.15                      1.55                       1.70

IF YOU SELECT CONTRACT OPTION C AND:

ROP DEATH BENEFIT                                              0.15                      1.35                       1.50
MAV DEATH BENEFIT                                              0.15                      1.45                       1.60
EDB                                                            0.15                      1.65                       1.80


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE END OF THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .69%                         1.64%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                           FEES          FEES          EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
        Bond Fund                                                           .60%          .13%           .07%          .80%(1)
        Cash Management Fund                                                .51           .13            .05           .69(1)
        Diversified Equity Income Fund                                      .56           .13            .18           .87(1)
        Equity Select Fund                                                  .69           .13            .57          1.39(2)
        Federal Income Fund                                                 .61           .13            .09           .83(1)
        NEW DIMENSIONS FUND(R)                                              .61           .13            .05           .79(1)
        Partners Small Cap Value Fund                                      1.03           .13            .32          1.48(1)
AIM V.I.
        Basic Value Fund, Series II Shares                                  .73           .25            .43          1.41(3)
        Capital Appreciation Fund, Series II Shares                         .61           .25            .24          1.10(3)
        Capital Development Fund, Series II Shares                          .75           .25            .39          1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein Growth and Income Portfolio (Class B)             .63           .25            .05           .93(4)
        AllianceBernstein Premier Growth Portfolio (Class B)               1.00           .25            .06          1.31(4)
        AllianceBernstein Technology Portfolio (Class B)                   1.00           .25            .21          1.46(4)
Evergreen VA
        Blue Chip Fund - Class 2                                            .61           .25            .61          1.47(5)
        Capital Growth Fund - Class 2                                       .80           .25            .22          1.27(5)
        Core Bond Fund - Class 2                                            .32           .25            .33           .90(5)
        Equity Index Fund - Class 2                                         .32           .25            .35           .92(5)
        Foundation Fund - Class 2                                           .75           .25            .16          1.16(5)
        Fund - Class 2                                                      .75           .25            .23          1.23(5)
        Global Leaders Fund - Class 2                                       .87           .25            .31          1.43(5)
        Growth Fund - Class 2                                               .70           .25            .45          1.40(5)
        Growth and Income Fund - Class 2                                    .75           .25            .18          1.18(5)
        High Income Fund - Class 2                                          .70           .25            .60          1.55(5)
        International Growth Fund - Class 2                                 .66           .25            .73          1.64(5)
        Masters Fund - Class 2                                              .87           .25            .31          1.43(5)
        Omega Fund - Class 2                                                .52           .25            .18           .95(5)
        Small Cap Value Fund - Class 2                                      .87           .25            .26          1.38(5)
        Special Equity Fund - Class 2                                       .92           .25            .26          1.43(5)
        Strategic Income Fund - Class 2                                     .50           .25            .29          1.04(5)


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                     GROSS TOTAL
                                                                          MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                             FEES          FEES          EXPENSES     EXPENSES
Fidelity(R) VIP
        Contrafund(R) Portfolio Service Class 2                               .58%          .25%           .10%          .93%(4)
        Growth Portfolio Service Class 2                                      .58           .25            .10           .93(4)
        Mid Cap Portfolio Service Class 2                                     .58           .25            .12           .95(4)
FTVIPT
        Franklin Small Cap Value Securities Fund - Class 2                    .59           .25            .20          1.04(6),(7)
        Mutual Shares Securities Fund - Class 2                               .60           .25            .21          1.06(6),(7)
        Templeton Foreign Securities Fund - Class 2                           .70           .25            .20          1.15(6),(7)
MFS(R)
        New Discovery Series - Service Class                                  .90           .25            .15          1.30(8),(9)
        Total Return Series - Service Class                                   .75           .25            .11          1.11(8)
        Utilities Series - Service Class                                      .75           .25            .19          1.19(8),(9)
Oppenheimer Variable Account Funds
        Capital Appreciation Fund/VA, Service Shares                          .65           .15            .01           .81(10)
        Global Securities Fund/VA, Service Shares                             .65           .23            .02           .90(10)
        Main Street Small Cap Fund/VA, Service Shares                         .75           .24            .22          1.21(10)
        Strategic Bond Fund/VA, Service Shares                                .74           .25            .07          1.06(10)
Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                    .48           .25            .04           .77(4)
        Putnam VT Health Sciences Fund - Class IB Shares                      .70           .25            .13          1.08(4)
        Putnam VT International Equity Fund - Class IB Shares                 .77           .25            .22          1.24(4)
        (previously Putnam VT International Growth Fund - Class IB Shares)
Van Kampen
        Life Investment Trust Comstock Portfolio Class II Shares              .60           .25            .09           .94(4)
        Life Investment Trust Growth and Income Portfolio Class II Shares     .60           .25            .11           .96(4)
        UIF U.S. Real Estate Portfolio Class I Shares                         .80            --            .32          1.12(11)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.10% for AXP(R) Variable Portfolio - Equity Select Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2, 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2 and 0.11% and 1.28% for Evergreen VA Special Equity Fund - Class 2.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.29% for New Discovery Series and 1.18% for Utilities Series.

(10) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(11) The fees disclosed reflect gross ratios prior to a voluntary waiver/reimbursements of expenses by the adviser. For the year ended Dec. 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees," "Other expenses" and "Gross total annual expenses" respectively, were 0.78%, 0.32% and 1.10%.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the EDB and the GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
Contract Option L with EDB              $ 1,223.53  $ 1,987.26  $ 2,150.70  $ 4,475.18  $ 416.88  $ 1,270.32  $ 2,150.70  $ 4,475.18
Contract Option C with EDB                  427.13    1,300.22    2,199.07    4,563.86    427.13    1,300.22    2,199.07    4,563.86



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:



                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                 IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                            AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS   5 YEARS     10 YEARS
Contract Option L with ROP death benefit $ 1,038.03  $ 1,425.83  $ 1,139.31  $ 2,450.34  $ 215.25  $ 664.31  $ 1,139.31  $ 2,450.34
Contract Option C with ROP death benefit     225.50      695.24    1,191.12    2,554.95    225.50    695.24    1,191.12    2,554.95


* In these examples, the $40 contract administrative charge is approximated as a .010% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                              $1.47  $1.38  $1.33  $1.33  $1.33  $1.24  $1.17  $1.00
Accumulation unit value at end of period                                    $1.53  $1.47  $1.38  $1.33  $1.33  $1.33  $1.24  $1.17
Number of accumulation units outstanding at end of period (000 omitted)     7,272  8,923  9,498  8,127  5,689  2,544  1,377    414
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%  1.40%  1.40%  1.50%  1.50%

SUBACCOUNT WBND9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.01     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              $1.26  $1.24  $1.18  $1.15  $1.11  $1.07  $1.03  $1.00
Accumulation unit value at end of period                                    $1.26  $1.26  $1.24  $1.18  $1.15  $1.11  $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)     8,572  8,409  4,421    941    749    231    241    132
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%  1.40%  1.40%  1.50%  1.50%
Simple yield(5)                                                             (0.61%)   --     --     --     --     --     --     --
Compound yield(5)                                                           (0.61%)   --     --     --     --     --     --     --

SUBACCOUNT WCMG9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.99     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       132     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                            1.80%     --     --     --     --     --     --     --
Simple yield(5)                                                             (1.01%)   --     --     --     --     --     --     --
Compound yield(5)                                                           (1.00%)   --     --     --     --     --     --     --

SUBACCOUNT WDEI5(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                              $1.09  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                    $0.87  $1.09  $1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       238    115      7     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%    --     --     --     --     --

SUBACCOUNT WDEI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.80     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WESL5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WESL9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI5(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              $1.11  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                    $1.16  $1.11  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       248    117     39     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%    --     --     --     --     --

SUBACCOUNT WFDI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT  EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                              $1.27  $1.54  $1.72  $1.32  $1.05  $1.00     --     --
Accumulation unit value at end of period                                    $0.98  $1.27  $1.54  $1.72  $1.32  $1.05     --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,938  4,237  3,717  2,141  1,108     69     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%  1.40%  1.40%    --     --

SUBACCOUNT WNDM9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.79     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WSVA5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.79     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        35     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WSVA9(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WABA5(7) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        11     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WABA9(7) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WAAC5(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.79     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WAAC9(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.79     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WAAD5(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.94     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAD9(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.94     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WGIP5(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         2     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WGIP9(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT EPP(8) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $0.79  $0.96  $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period                                    $0.54  $0.79  $0.96  $1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,312  2,574  3,368     56     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%    --     --     --     --

SUBACCOUNT WPRG9(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT ETC(8) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $0.79  $1.08  $1.40  $1.00     --     --     --     --
Accumulation unit value at end of period                                    $0.46  $0.79  $1.08  $1.40     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,387  1,958  2,278    105     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%    --     --     --     --

SUBACCOUNT WTEC9(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.94     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEBC5(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        10     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEBC9(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WECG5(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        13     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG9(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WECB5(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       106     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WECB9(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       118     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEEI5(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         9     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEEI9(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEFF5(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.00     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEFF9(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.00     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEFD5(4) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEFD9(4) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEGO5(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        10     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEGO9(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR5(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.99     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         4     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEGR9(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.98     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEGW5(4) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEGW9(4) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEHI5(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       103     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEHI9(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        32     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEIG5(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.93     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        12     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEIG9(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.93     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEMA5(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         4     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEMA9(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEOE5(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        13     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE9(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WESM5(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         7     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WESM9(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WESE5(4) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WESE9(4) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WEST5(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         4     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WEST9(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WFCO5(4) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.97     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         8     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WFCO9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.97     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WFGR5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.73     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        14     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WFGR9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.72     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.94  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       250     94     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%    --     --     --     --     --     --

SUBACCOUNT WMDC9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.89     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WVAS5(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.88     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        55     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WVAS9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.88     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT EMU(8) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.23  $1.17  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period                                    $1.07  $1.23  $1.17  $1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       966    546    170     31     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%    --     --     --     --

SUBACCOUNT WMSS9(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.87     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WINT5(2),(10) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.84     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       286     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WINT9(2),(10) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.83     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WSND5(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.73     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        20     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WSND9(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.73     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WSTR5(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.93     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        11     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR9(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WSUT5(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.85     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         6     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WSUT9(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.85     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WOCA5(4) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.97     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WOCA9(4) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WOGS5(6) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.77     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        12     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WOGS9(4) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WOSM5(7) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         4     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WOSM9(7) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.95     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WSTB5(6) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        10     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WSTB9(4) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  EPG(11) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.16  $1.26  $1.18  $1.18  $1.00     --     --     --
Accumulation unit value at end of period                                    $0.93  $1.16  $1.26  $1.18  $1.18     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     5,706  6,280  6,616  4,302    239     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%  1.40%    --     --     --

SUBACCOUNT WGIN9(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.81     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WHSC5(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.84     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        12     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WHSC9(4) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.97     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT EPL(8) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $0.93  $1.19  $1.33  $1.00     --     --     --     --
Accumulation unit value at end of period                                    $0.76  $0.93  $1.19  $1.33     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,856  1,775  2,192    347     --     --     --     --
Ratio of operating expense to average net assets                             1.40%  1.40%  1.40%  1.40%    --     --     --     --

SUBACCOUNT WIGR9(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.84     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WVCP5(4) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.98     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WVCP9(4) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.98     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         8     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --

SUBACCOUNT WVGI5(4) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.40%    --     --     --     --     --     --     --

SUBACCOUNT WVGI9(4) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                             1.80%    --     --     --     --     --     --     --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002   2001   2000   1999   1998   1997   1996   1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVRE5(4) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         1     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                            1.40%     --     --     --     --     --     --     --

SUBACCOUNT WVRE9(4) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                              $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                    $0.96     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --     --     --     --     --     --     --     --
Ratio of operating expense to average net assets                            1.80%     --     --     --     --     --     --     --


(1)  Operations commenced on Feb. 21, 1995.


(2)  Operations commenced on March 1, 2002.

(3)  Operations commenced on March 3, 2000.

(4)  Operations commenced on Aug. 30, 2002.

(5)  Operations commenced on Oct. 29, 1997.

(6)  Operations commenced on May 1, 2002.

(7)  Operations commenced on July 31, 2002.

(8)  Operations commenced on Sept. 22, 1999.

(9)  Operations commenced on May 1, 2001.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(11) Operations commenced on Oct. 5, 1998.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,


-    mortality and expense risk fee associated with EDB,


-    GMIB fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations for contract Option L that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,


-    mortality and expense risk fee associated with the EDB, and


-    GMIB fee.


We may also show optional total return quotations for contract Option C that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
ESI          AXP(R) Variable Portfolio -       Objective: high level of current income       IDS Life Insurance Company (IDS
SBND2        Bond Fund (effective 6-27-03      while conserving the value of the             Life), adviser; American Express
SBND1        AXP(R) Variable Portfolio -       investment and continuing a high level of     Financial Corporation (AEFC),
WBND1        Bond Fund will change to AXP(R)   income for the longest time period. Invests   subadviser.
WBND9        Variable Portfolio -              primarily in bonds and other debt
             Diversified Bond Fund)            obligations.

EMS          AXP(R) Variable Portfolio -       Objective: maximum current income             IDS Life, adviser; AEFC,
SCMG2        Cash Management Fund              consistent with liquidity and stability       subadviser.
SCMG1                                          of principal. Invests primarily in money
WCMG1                                          market securities.
WCMG9

WDEI5        AXP(R) Variable Portfolio -       Objective: high level of current income       IDS Life, adviser; AEFC,
WDEI3        Diversified Equity Income         and, as a secondary goal, steady growth       subadviser.
SDEI1        Fund                              of capital. Invests primarily in
WDEI1                                          dividend-paying common and preferred
WDEI9                                          stocks.

WESL5        AXP(R) Variable Portfolio -       Objective: growth of capital. Invests         IDS Life, adviser; AEFC,
WESL3        Equity Select Fund                primarily in equity securities of             subadviser.
WESL8                                          medium-sized companies.
WESL1
WESL9

WFDI5        AXP(R) Variable Portfolio -       Objective: a high level of current income     IDS Life, adviser; AEFC,
WFDI3        Federal Income Fund               and safety of principal consistent with       subadviser.
SFDI1        (effective 6-27-03 AXP(R)         an investment in U.S. government and
WFDI1        Variable Portfolio - Federal      government agency securities. Invests
WFDI9        Income Fund will change to        primarily in debt obligations issued or
             AXP(R) Variable Portfolio -       guaranteed as to principal and interest
             Short Term U.S. Government        by the U.S. government, its agencies or
             Fund)                             instrumentalities.

EGD          AXP(R) Variable Portfolio -       Objective: long-term growth of capital.       IDS Life, adviser; AEFC,
WNDM3        NEW DIMENSIONS FUND(R)            Invests primarily in common stocks            subadviser.
SNDM1                                          showing potential for significant growth.
WNDM1
WNDM9

WSVA5        AXP(R) Variable Portfolio -       Objective: long-term capital                  IDS Life, adviser; AEFC,
WSVA3        Partners Small Cap Value Fund     appreciation. Non-diversified fund that       subadviser; Royce & Associates,
WSVA8                                          invests primarily in equity securities.       LLC., Third Avenue Management
WSVA1                                                                                        LLC and National City Investment
WSVA9                                                                                        Company, subadvisers.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WABA5        AIM V.I. Basic Value Fund,        Objective: long-term growth of capital.       A I M Advisors, Inc.
WABA3        Series II Shares                  Invests at least 65% of its total assets
WABA8                                          in equity securities of U.S. issuers that
WABA1                                          have market capitalizations of greater
WABA9                                          than $500 million and are believed to be
                                               undervalued in relation to long-term
                                               earning power or other factors. The fund
                                               may invest 25% of its assets in foreign
                                               securities.

WAAC5        AIM V.I. Capital Appreciation     Objective: growth of capital. Invests         A I M Advisors, Inc.
WAAC3        Fund, Series II Shares            principally in common stocks of companies
WAAC8                                          likely to benefit from new or innovative
WAAC1                                          products, services or processes as well as
WAAC9                                          those with above-average long-term growth
                                               and excellent prospects for future growth.
                                               The Fund may invest up to 25% of its assets
                                               in foreign securities.

WAAD5        AIM V.I. Capital Development      Objective: long-term growth of capital.       A I M Advisors, Inc.
WAAD3        Fund, Series II Shares            Invests primarily in securities
WAAD8                                          (including common stocks, convertible
WAAD1                                          securities and bonds) of small- and
WAAD9                                          medium-sized companies. The Fund may
                                               invest up to 25% of its assets in foreign
                                               securities.

WGIP5        AllianceBernstein VP Growth       Objective: reasonable current income and      Alliance Capital Management, L.P.
WGIP3        and Income Portfolio (Class B)    reasonable appreciation. Invests primarily
WGIP8        (previously Alliance VP Growth    in dividend-paying common stocks of good
WGIP1        and Income Portfolio (Class B))   quality.
WGIP9

EPP          AllianceBernstein VP Premier      Objective: long-term growth of capital by     Alliance Capital Management, L.P.
SPGR2        Growth Portfolio (Class B)        pursuing aggressive investment policies.
SPGR1        (previously Alliance VP           Invests primarily in equity securities of
WPRG1        Premier Growth Portfolio          a limited number of large, carefully
WPRG9        (Class B))                        selected, high-quality U.S. companies
                                               that are judged likely to achieve superior
                                               earnings growth.

ETC          AllianceBernstein VP              Objective: growth of capital. Current         Alliance Capital Management, L.P.
STEC2        Technology Portfolio (Class B)    income is only an incidental consideration.
STEC1        (previously Alliance VP           Invests primarily in securities of
WTEC1        Technology Portfolio (Class B))   companies expected to benefit from
WTEC9                                          technological advances and improvements.


WEBC5        Evergreen VA Blue Chip Fund -     Objective: capital growth with the            Evergreen Investment Management
WEBC3        Class 2                           potential for income. The Fund seeks to       Company, LLC
WEBC8                                          achieve its goal by investing at least
WEBC1                                          80% of its assets in common stocks of
WEBC9                                          well established, large U.S. companies
                                               representing a broad range of industries.

WECG5        Evergreen VA Capital Growth       Objective: long-term capital growth. The      Evergreen Investment Management
WECG3        Fund - Class 2                    Fund seeks to achieve its goal by             Company, LLC; Pilgrim Baxter &
WECG8                                          investing primarily in common stocks of       Associates, Ltd, is the
WECG1                                          large U.S. companies, which the portfolio     sub-investment adviser.
WECG9                                          managers believe have the potential for
                                               capital growth over the intermediate- and
                                               long-term.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WECB5        Evergreen VA Core Bond Fund -     Objective: The Fund seeks to maximize         Evergreen Investment Management
WECB3        Class 2                           total return through a combination of         Company, LLC
WECB8                                          current income and capital growth. The
WECB1                                          Fund invests primarily in U.S. dollar
WECB9                                          denominated investment grade debt
                                               securities issued or guaranteed by the U.S.
                                               Treasury or by an agency or instrumentality
                                               of the U.S. Government, corporate bonds,
                                               mortgage-backed securities, asset-backed
                                               securities, and other income producing
                                               securities.

WEEI5        Evergreen VA Equity Index         Objective: achieve price and yield            Evergreen Investment Management
WEEI3        Fund - Class 2                    performance similar to the S&P 500 Index.     Company, LLC
WEEI8                                          The Fund seeks to achieve its goal by
WEEI1                                          investing substantially all of its assets
WEEI9                                          in equity securities that represent a
                                               composite of the S&P 500(R) Index.

WEFF5        Evergreen VA Foundation Fund      Objective: capital growth and current         Evergreen Investment Management
WEFF3        - Class 2                         income. The Fund seeks to achieve its         Company, LLC
WEFF8                                          goal by investing in a combination of
WEFF1                                          equity and debt securities. Under normal
WEFF9                                          conditions, the Fund will invest at least
                                               25% of its assets in debt securities and
                                               the remainder in equity securities.

WEFD5        Evergreen VA Fund - Class 2       Objective: long-term capital growth. The      Evergreen Investment Management
WEFD3                                          Fund seeks to achieve its goal by             Company, LLC
WEFD8                                          investing primarily in common stocks of
WEFD1                                          large U.S. companies, whose market
WEFD9                                          capitalizations at time of purchase falls
                                               within the range tracked by the Russell
                                               1000(R) Index.

WEGO5        Evergreen VA Global Leaders       Objective: long-term capital growth.          Evergreen Investment Management
WEGO3        Fund - Class 2                    Invests primarily in a diversified            Company, LLC
WEGO8                                          portfolio of equity securities of companies
WEGO1                                          located in the world's major industrialized
WEGO9                                          countries. The Fund will make investments
                                               in no less than three countries, which may
                                               include the U.S., but may invest more than
                                               25% of its assets in one country.

WEGW5        Evergreen VA Growth and           Objective: capital growth in the value of     Evergreen Investment Management
WEGW3        Income Fund - Class 2             its shares and current income. Invests in     Company, LLC
WEGW8                                          primarily common stocks of medium- to
WEGW1                                          large-sized  U.S. companies whose market
WEGW9                                          capitalizations at time of purchase fall
                                               within the range tracked by the Russell
                                               1000(R) Index.

WEGR5        Evergreen VA Growth Fund -        Objective: long-term capital growth. The      Evergreen Investment Management
WEGR3        Class 2                           Fund seeks to achieve its goal by             Company, LLC
WEGR8                                          investing at least 75% of its assets in
WEGR1                                          common stocks of small- and medium sized
WEGR9                                          companies whose market capitalizations at
                                               time of purchase falls within the range of
                                               those tracked by the Russell 2000(R) Growth
                                               Index.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WEHI5        Evergreen VA High Income Fund     Objective: high level of current income,      Evergreen Investment Management
WEHI3        - Class 2                         with capital growth as secondary              Company, LLC
WEHI8                                          objective. The Fund seeks to achieve its
WEHI1                                          goal by investing primarily in both
WEHI9                                          low-rated and high-rated fixed-income
                                               securities, including debt securities,
                                               convertible securities, and preferred
                                               stocks that are consistent with its primary
                                               investment objective of high current
                                               income.

WEIG5        Evergreen VA International        Objective: long-term capital growth, with     Evergreen Investment Management
WEIG3        Growth Fund - Class 2             modest income as a secondary objective.       Company, LLC
WEIG8        (effective 6/16/03 Evergreen      The Fund seeks to achieve its goal by
WEIG1        VA International Growth Fund      investing primarily in equity securities
WEIG9        - Class 2 will change to          issued by established, quality non-U.S.
             Evergreen VA International        companies located in countries with
             Equity Fund - Class 2)            developed markets and may purchase
                                               securities across all market
                                               capitalizations. The Fund may also invest
                                               in emerging markets.

WEMA5        Evergreen VA Masters Fund -       Objective: long-term capital growth. The      Evergreen Investment Management
WEMA3        Class 2                           portfolio's assets are invested on an         Company, LLC, investment adviser;
WEMA8                                          approximately equal basis among the           MFS Institutional Advisors, Inc.,
WEMA1                                          following four styles, each implemented       OppenheimerFunds, Inc. and
WEMA9                                          by a different sub-investment adviser:        Marsico Capital Management, LLC
                                               1) equity securities of U.S. and foreign      sub-investment advisers.
                                               companies that are temporarily
                                               undervalued; 2) equity securities
                                               expected to show growth above that of the
                                               overall economy and inflation; 3) blended
                                               growth and value-oriented strategy
                                               focusing on foreign and domestic
                                               large-cap equity securities; and  4)
                                               growth oriented strategy focusing on
                                               large-cap equity securities of U.S. and
                                               foreign issuers.

WEOE5        Evergreen VA Omega Fund -         Objective: long-term capital growth.          Evergreen Investment Management
WEOE3        Class 2                           Invests primarily in common stocks and        Company, LLC
WEOE8                                          securities convertible into common stocks
WEOE1                                          of  U.S. companies across all market
WEOE9                                          capitalizations.

WESM5        Evergreen VA Small Cap Value      Objective: capital growth in the value of     Evergreen Investment Management
WESM3        Fund - Class 2 (effective         its shares. The Fund seeks to achieve its     Company, LLC
WESM8        7/14/03 Evergreen VA Small        goal by investings at least 80% of its
WESM1        Cap Value Fund - Class 2 will     assets in common stocks of small U.S.
WESM9        change to Evergreen VA            companies whose market capitalizations at
             Special Values Fund - Class 2)    the time of purchase fall within the
                                               range tracked by the Russell 2000(R) Index.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WESE5        Evergreen VA Special Equity       Objective: capital growth. The Fund seeks     Evergreen Investment Management
WESE3        Fund - Class 2                    to achieve its goal by investing at least     Company, LLC
WESE8                                          80%  of its assets in common stocks of
WESE1                                          small  U.S. companies whose market
WESE9                                          capitaizations at time of purchase fall
                                               within a range tracked by the Russell
                                               2000(R) Index.

WEST5        Evergreen VA Strategic Income     Objective: high current income from           Evergreen Investment Management
WEST3        Fund - Class 2                    interest on debt securities with a            Company, LLC
WEST8                                          secondary objective of potential for
WEST1                                          growth of capital in selecting
WEST9                                          securities. The Fund seeks to achieve its
                                               goal by investing primarily in domestic
                                               high-yield,  high-risk "junk" bonds and
                                               other debt securities (which may be
                                               denominated in U.S. dollars or in
                                               non-U.S. currencies) of foreign
                                               governments and foreign corporations.

WFCO5        Fidelity(R) VIP Contrafund(R)     Objective: seeks long-term capital            Fidelity Management & Research
WFCO3        Portfolio Service Class 2         appreciation. Normally invests primarily      Company (FMR), investment
WFCO8                                          in common stocks. Invests in either           manager; FMR U.K. and FMR Far
WFCO1                                          "growth" stocks or "value" stocks or          East, sub-investment advisers.
WFCO9                                          both. Invests in securities of companies
                                               whose value it believes is not fully
                                               recognized by the public. The fund
                                               invests in domestic and foreign issuers.

WFGR5        Fidelity(R) VIP Growth            Objective: seeks to achieve capital           FMR, investment manager; FMR
WFGR3        Portfolio Service Class 2         appreciation. Normally invests primarily      U.K., FMR Far East,
WFGR8                                          in common stocks of foreign and domestic      sub-investment advisers.
WFGR1                                          companies that it believes have
WFGR9                                          above-average growth potential.

WMDC5        Fidelity(R) VIP Mid Cap           Objective: seeks long-term growth of          FMR, investment manager; FMR
WMDC3        Portfolio Service Class 2         capital. Normally invests at least 80% of     U.K., FMR Far East,
WMDC8                                          assets in securities of foreign and           sub-investment advisers.
WMDC1                                          domestic companies with medium market
WMDC9                                          capitalization common stocks. Invests in
                                               growth or value common common stocks. May
                                               invest in companies with smaller or larger
                                               market capitalizations.

WVAS5        FTVIPT Franklin Small Cap         Objective: seeks long-term total return.      Franklin Advisory Services, LLC
WVAS3        Value Securities Fund -           The Fund normally invests at least 80% of
WVAS8        Class 2                           its net assets in investments of small
WVAS1                                          capitalization companies. For this Fund,
WVAS9                                          small cap companies are those with market
                                               cap values not exceeding $2.5 billion, at
                                               the time of purchase. The Fund's manager
                                               invests in small companies that it believes
                                               are undervalued.

EMU          FTVIPT Mutual Shares              Objective: seeks capital appreciation,        Franklin Mutual Advisers, LLC
WMSS3        Securities Fund - Class 2         with income as a secondary goal. The Fund
SMSS1                                          normally mainly invests in U.S. equity
WMSS1                                          securities that the Fund's manager believes
WMSS9                                          are available at market prices less than
                                               their intrinsic value on certain recognized
                                               or objective criteria, including
                                               undervalued stocks, restructuring companies
                                               and distressed companies.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WINT5        FTVIPT Templeton Foreign          Objective: seeks long-term capital            Templeton Investment Counsel, LLC
WINT3        Securities Fund - Class 2         growth. The Fund normally invests at
WINT8                                          least 80% of its net assets in
WINT1                                          investments, primarily equity securities,
WINT9                                          of issuers located outside the U.S.,
                                               including those in emerging markets.

WSND5        MFS(R) New Discovery Series -     Objective: capital appreciation. Invests      MFS Investment Management(R)
WSND3        Service Class                     in at least 65% of its net assets in
WSND8                                          equity securities of emerging growth
WSND1                                          companies.
WSND9

WSTR5        MFS(R) Total Return Series -      Objective: above-average income consistent    MFS Investment Management(R)
WSTR3        Service Class                     with the prudent employment of capital,
WSTR8                                          with growth of capital and income as a
WSTR1                                          secondary objective. Invests primarily in
WSTR9                                          a combination of equity an fixed income
                                               securities.

WSUT5        MFS(R) Utilities Series -         Objective: capital growth and current         MFS Investment Management(R)
WSUT3        Service Class                     income. Invests primarily in equity and
WSUT8                                          debt securities of domestic and foreign
WSUT1                                          companies in the utilities industry.
WSUT9

WOCA5        Oppenheimer Capital               Objective: capital appreciation. Invests      OppenheimerFunds, Inc.
WOCA3        Appreciation Fund/VA, Service     in securities of well-known, established
WOCA8        Shares                            companies.
WOCA1
WOCA9

WOGS5        Oppenheimer Global Securities     Objective: long-term capital appreciation.    OppenheimerFunds, Inc.
WOGS3        Fund/VA, Service Shares           Invests mainly in common stocks of U.S.
WOGS8                                          and foreign issuers that are "growth-type"
WOGS1                                          companies, cyclical industries and special
WOGS9                                          situations that are considered to have
                                               appreciation possibilities.

WOSM5        Oppenheimer Main Street Small     Objective: seeks capital appreciation.        OppenheimerFunds, Inc.
WOSM3        Cap Fund/VA, Service Shares       Invests mainly in common stocks of
WOSM8                                          small-capitalization U.S. companies that
WOSM1                                          the fund's investment manager believes
WOSM9                                          have favorable business trends or
                                               prospects.

WSTB5        Oppenheimer Strategic Bond        Objective: high level of current income       OppenheimerFunds, Inc.
WSTB3        Fund/VA, Service Shares           principally derived from interest on debt
WSTB8                                          securities. Invests mainly in three
WSTB1                                          market sectors: debt securities of
WSTB9                                          foreign governments and companies, U.S.
                                               government securities, and lower-rated
                                               high yield securities of U.S. and foreign
                                               companies.

EPG          Putnam VT Growth and Income       Objective: capital growth and current         Putnam Investment Management, LLC
WGIN3        Fund - Class IB Shares            income. The fund pursues its goal by
WGIN8                                          investing mainly in common stocks of U.S.
WGIN1                                          companies with a focus on value stocks that
WGIN9                                          offer the potential for capital growth,
                                               current income or both.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
WHSC5        Putnam VT Health Sciences         Objective: capital appreciation. The fund     Putnam Investment Management, LLC
WHSC3        Fund - Class IB Shares            pursues its goal by investing mainly in
WHSC8                                          growth stocks of companies in the health
WHSC1                                          sciences industries. Under normal
WHSC9                                          circumstances, the fund invests at least
                                               80% of the fund's net assets in securities
                                               of (a) companies that derive at least 50%
                                               of their assets, revenues or profits from
                                               the pharmaceutical, health care services,
                                               applied research and development and
                                               medical equipment and supplies industries,
                                               or (b) companies we think have the
                                               potential for growth as a result of their
                                               particular products, technology, patents or
                                               other market advantages in the health
                                               sciences industries.

EPL          Putnam VT International           Objective: capital appreciation. The fund     Putnam Investment Management, LLC
WIGR3        Equity Fund - Class IB            pursues its goal by investing mainly in
WIGR8        SHARES (previously Putnam VT      common stocks of companies outside the
WIGR1        International Growth Fund -       United States.
WIGR9        Class IB Shares)

WVCP5        Van Kampen Life Investment        Objective: seeks capital growth and           Van Kampen Asset Management Inc.
WVCP3        Trust Comstock Portfolio          income through investments in equity
WVCP8        Class II Shares                   securities, including common stocks,
WVCP1                                          preferred stocks  and securities
WVCP9                                          convertible into common and preferred
                                               stocks.

WVIG5        Van Kampen Life Investment        Objective: long-term growth of capital        Van Kampen Asset Management Inc.
WVIG3        Trust Growth and Income           and income. The portfolio seeks to
WVIG8        Portfolio Class II Shares         achieve its investment objective by
WVIG1                                          investing primarily in income producing
WVIG9                                          equity securities, including common stocks
                                               and convertible securities, and
                                               non-convertible preferred stocks and debt
                                               securities.

WVRE5        Van Kampen UIF U.S. Real          Objective: above average current income       Morgan Stanley Investment
WVRE3        Estate Portfolio Class I          and long-term capital appreciation by         Management Inc., doing business
WVRE8        Shares                            investing primarily in equity securities      in certain instances as Van
WVRE1                                          of companies in the U.S. real estate          Kampen.
WVRE9                                          industry, including real estate investment
                                               trusts.



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


Investment in the GPA is not available under contract Option C.(1)

For contract Option L, you may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life Annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                    IF YOUR GPA RATE IS:                        THE MVA IS:

             Less than the new GPA rate + 0.10%                  Negative

             Equal to the new GPA rate + 0.10%                   Zero

             Greater than the new GPA rate + 0.10%               Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(    1 + i   )(TO THE POWER OF n/12) - 1] = MVA
                               ------------
                               1 + j + .001

   Where: i = rate earned in the GPA from which amounts are being transferred or withdrawn.
          j = current rate for a new Guaranteed Period equal to the
              remaining term in the current Guarantee Period.
          n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045      )(TO THE POWER OF 84/12) - 1] = -$39.28
              ----------------
               1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045      )(TO THE POWER OF 84/12) - 1] = $27.21
              ----------------
               1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% due to the withdrawal charge schedule under contract Option L (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option
L), unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


Investment in the one-year fixed account is not available for contract Option C.(1)

For contract Option L, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


(1) Restriction of investment in the GPAs for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):


-    contract Option L or Option C;


-    a death benefit option(1);


-    the optional Benefit Protector(SM) Death Benefit Rider(2);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);

- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);

-    how you want to make purchase payments; and

-    a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select from either the ROP death benefit, MAV death benefit or EDB. If you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. EDB may not be available in all states.
(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.
(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.
(4) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account under contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine whether this restriction applies to your state. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS
   If paying by SIP:                       $50 initial payment.
                                           $50 for additional payments.
   If paying by any other method:          $10,000 initial payment.
                                           $100 for additional payments.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*

   (without prior approval):               $1,000,000 for issue ages up to 85.

                                           $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:


                                       CONTRACT OPTION L      CONTRACT OPTION C
ROP death benefit(1):                        1.25%                  1.35%
MAV death benefit(1):                        1.35                   1.45
EDB(1):                                      1.55                   1.65



(1) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. EDB may not be available in all states. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it(2). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

(2) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.


WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

       CONTRACT YEAR FOR CONTRACT OPTION L                WITHDRAWAL CHARGE PERCENTAGE
                       1-2                                              8%
                       3                                                7
                       4                                                6
                       5 and later                                      0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
     1.00 - WITHDRAWAL CHARGE               .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period; and

-    death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-    minus any prorated portion of the GMIB fee (if applicable).

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges (for contract Option L);

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable);

-    a prorated portion of the Benefit Protector Plus fee (if applicable);
     and/or

-    a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                           AMOUNT       ACCUMULATION     OF UNITS
OF DOLLARS EACH MONTH...                   MONTH      INVESTED       UNIT VALUE      PURCHASED
                                            Jan         $100            $20             5.00
you automatically buy                       Feb          100             18             5.56
more units when the                         Mar          100             17             5.88
per unit market price is low...     ---->   Apr          100             15             6.67
                                            May          100             16             6.25
                                            Jun          100             18             5.56
and fewer units                             Jul          100             17             5.88
when the per unit                           Aug          100             19             5.26
market price is high.               ---->   Sept         100             21             4.76
                                            Oct          100             20             5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.


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We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.


ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privileges) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to owner;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-    Return of Purchase Payments (ROP) death benefit;

-    Maximum Anniversary Value (MAV) death benefit; and

-    Enhanced Death Benefit Rider (EDB).

If it is available in your state and if both you and the annuitant 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select the GMIB you must elect EDB. Once you elect a death benefit, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.


   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT =  PW X DB
                                                                    -------
                                                                       CV


     PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:



         Contract value at death:                                               $23,000.00
                                                                                ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                            $25,000.00
            minus adjusted partial withdrawals calculated as:
            1,500 X 25,000  =                                                    -1,704.55
            --------------                                                      ----------
                22,000
            for a death benefit of:                                             $23,295.45
                                                                                ==========
         ROP death benefit, calculated as the greatest of these two values:     $23,295.45


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value that we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:



         Contract value at death:                                                   $20,500.00
                                                                                    ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments                                                 $20,000.00
            minus adjusted partial withdrawals, calculated as:
            $1,500 X $20,000  =                                                      -1,363.64
            ----------------                                                        ----------
                 $22,000
            for a return of purchase payment death benefit of:                      $18,636.36
                                                                                    ==========
     The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
            The MAV on the immediately preceding anniversary:                       $29,000.00
            plus purchase payments made since that anniversary:                          +0.00
            minus adjusted partial withdrawals made since that anniversary, calculated as:
            $1,500 X $29,000  =                                                      -1,977.27
            ----------------                                                        ----------
                 $22,000
            for a MAV death benefit of:                                             $27,022.73
                                                                                    ==========
     The MAV death benefit, calculated as the greatest of these three values,
     which is the MAV:                                                              $27,022.73


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ENHANCED DEATH BENEFIT RIDER

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If it is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time you purchase your contract. If you select the GMIB you must elect the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  = PWT X VAF
                                                                ---------
                                                                   SV
     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.
     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase contract Option L with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:



      Contract value at death:                                                  $22,800.00
                                                                                ==========
      Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                $25,000.00
        minus adjusted partial withdrawals, calculated as:
        $1,500 x $25,000  =                                                      -1,543.21
        ----------------                                                        ----------
             $24,300
        for a ROP death benefit of:                                             $23,456.79
                                                                                ==========


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

   The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

        The MAV on the immediately preceding anniversary:                       $25,000.00
        plus purchase payments made since that anniversary:                          +0.00
        minus adjusted partial withdrawals made since that anniversary, calculated as:
        $1,500 x $25,000  =                                                      -1,543.21
        ----------------                                                        ----------
             $24,300
        for a MAV death benefit of:                                             $23,456.79
                                                                                ==========
   The 5% rising floor:
        The variable account floor on Jan. 1, 2004,
        calculated as: 1.05 x $20,000 =                                         $21,000.00
        plus amounts allocated to the subaccounts since that anniversary:            +0.00
        minus the 5% rising floor adjusted partial withdrawal
        from the subaccounts, calculated as:
        $1,500 x $21,000  =                                                     -$1,657.89
        ----------------                                                        ----------
             $19,000
        variable account floor benefit:                                         $19,342.11
        plus the one-year fixed account value:                                   +5,300.00
        5% rising floor (value of the GPAs, one-year fixed account and the
        variable account floor):                                                $24,642.11
                                                                                ==========
   EDB, calculated as the greatest of these three values,
   which is the 5% rising floor:                                                $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

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

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or the EDB. We reserve the right to discontinue offering the Benefit Protector for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



     MAV death benefit (contract value):                                          $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death
        (MAV death benefit minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                  --------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                  --------
     Total death benefit of:                                                      $114,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit (MAV adjusted for partial withdrawals):                    $ 57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                  --------
     Total death benefit of:                                                      $ 58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



     MAV death benefit (contract value):                                          $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
        that are one or more years old)                                            +55,000
                                                                                  --------
        Total death benefit of:                                                   $255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
        that are one or more years old)                                            +55,000
                                                                                  --------
     Total death benefit of:                                                      $305,000


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
        0.40 x ($250,000 - $105,000) =                                             +58,000
                                                                                  --------
     Total death benefit of:                                                      $308,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the EDB. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                       PERCENTAGE IF YOU AND THE ANNUITANT ARE            PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE           70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-    the ROP death benefit (see "Benefits in Case of Death") PLUS


                       IF YOU AND THE ANNUITANT ARE UNDER                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR          AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...         OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                    Zero                                               Zero
Two                    40% x earnings at death (see above)                15% x earnings at death
Three & Four           40% x (earnings at death + 25% of                  15% x (earnings at death + 25% of
                       initial purchase payment*)                         initial purchase payment*)
Five or more           40% x (earnings at death + 50% of                  15% x (earnings at death + 50% of
                       initial purchase payment*)                         initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



     MAV death benefit (contract value):                                                  $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death
        (MAV death benefit minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                                      +4,000
                                                                                          --------
     Total death benefit of:                                                              $114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



     MAV death benefit (MAV):                                                             $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
        0.40 x ($110,000 - $100,000) =                                                      +4,000
     plus 10% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.10 x $100,000 =                                    +10,000
                                                                                          --------
     Total death benefit of:                                                              $124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit (MAV adjusted for partial withdrawals):                            $ 57,619
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
        0.40 x ($57,619 - $55,000) =                                                        +1,048
     plus 10% of purchase payments made within 60 days of contract issue and not
        previously withdrawn: 0.10 x $55,000 =                                              +5,500
                                                                                          --------
     Total death benefit of:                                                              $ 64,167



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



     MAV death benefit (contract value):                                                  $200,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
        that are one or more years old                                                     +55,000
     plus 20% of purchase payments made within 60 days of contract issue and not
        previously withdrawn: 0.20 x $55,000 =                                             +11,000
                                                                                          --------
     Total death benefit of:                                                              $266,000


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



     MAV death benefit (contract value):                                                  $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
        that are one or more years old                                                     +55,000
     plus 20% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.20 x $55,000 =                                     +11,000
                                                                                          --------
     Total death benefit of:                                                              $316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



     MAV death benefit (contract value):                                                  $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death
        (death benefit MAV death benefit minus payments not previously withdrawn):
        0.40 x ($250,000 - $105,000) =                                                     +58,000
     plus 20% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.20 x $55,000 =                                     +11,000
                                                                                          --------
     Total death benefit of:                                                              $319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 10 years*,


- the GMIB terminates** on the contract anniversary after the annuitant's 86th birthday,


- you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-    there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").
** The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit to your contract for an additional annual charge which we describe below. If you select the the GMIB, you must elect the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: For contract Option L, you may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. For contract Option C, you may allocate purchase payments to the subaccounts. We reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of these four values:
1. contract value;
2. total purchase payments minus adjusted partial withdrawals;
3. the maximum anniversary value at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or
4. the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

   PMT X (1.05)(TO THE POWER OF CY)

      CY = the full number of contract years the payment has been in the contract.


EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     -- Plan A - Life Annuity -- no refund

     -- Plan B - Life Annuity with ten years certain

     -- Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1)(1 + i) =  P SUB(t)
   -----------------
         1.05

           P SUB(t-1)   = prior annuity payout

           P SUB(t)     = current annuity payout

           i            = annualized subaccount performance


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-    You may terminate the rider any time after the tenth rider anniversary.

-    The rider will terminate on the date:

     -- you make a full withdrawal from the contract;

     -- a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all your purchase payments to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                       GMIB
ANNIVERSARY                  CONTRACT VALUE             MAV           5% RISING FLOOR      BENEFIT BASE
 1                              $107,000             $107,000            $105,000
 2                               125,000              125,000             110,250
 3                               132,000              132,000             115,763
 4                               150,000              150,000             121,551
 5                                85,000              150,000             127,628
 6                               120,000              150,000             134,010
 7                               138,000              150,000             140,710
 8                               152,000              152,000             147,746
 9                               139,000              152,000             155,133
10                               126,000              152,000             162,889             $162,889
11                               138,000              152,000             171,034              171,034
12                               147,000              152,000             179,586              179,586
13                               163,000              163,000             188,565              188,565
14                               159,000              163,000             197,993              197,993
15                               212,000              212,000             207,893              212,000




              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                  PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                          GMIB              LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                      BENEFIT BASE            NO REFUND       TEN YEARS CERTAIN    ANNUITY -- NO REFUND
10                        $162,889 (5% rising floor)     $   841.14          $   820.96            $  672.73
15                         212,000 (MAV)                   1,255.04            1,195.68               970.96



The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                  PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                            LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                     CONTRACT VALUE           NO REFUND       TEN YEARS CERTAIN    ANNUITY -- NO REFUND
10                                $ 126,000              $   651.42          $   635.04             $  520.38
15                                  212,000                1,255.04            1,195.68                970.96



At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We calculate the fee as follows:


   BB + AT - FAV

      BB = the GMIB benefit base.

      AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

   PT X VAT
   --------
     SVT

      PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary

     VAT = variable account floor on the date of (but prior to) the transfer

     SVT = value of the subaccounts on the date of (but prior to) the transfer

     FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.




              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.


-    You make no transfers or partial withdrawals.


CONTRACT                                GMIB FEE            VALUE ON WHICH WE                GMIB FEE
ANNIVERSARY         CONTRACT VALUE     PERCENTAGE           BASE THE GMIB FEE             CHARGED TO YOU
1                      $ 80,000           0.70%       5% rising floor = $100,000 X 1.05       $   735
2                       150,000           0.70%       Contract value = $150,000                 1,050
3                       102,000           0.70%       MAV = $150,000                            1,050


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). Under both contract Option L and Option C, you may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet the regulations if payouts are made:


- in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of eligible hardship; or

-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, et. al. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, et. al. V. IDS LIFE INSURANCE COMPANY, et. al. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                               2002           2001           2000           1999           1998
Net investment income                 $    292,067   $    271,718   $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                   3        (89,920)           469          6,565         (4,788)
Other                                       18,906         16,245         12,248          8,338          7,662
TOTAL REVENUES                        $    310,976   $    198,043   $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES     $    (52,177)  $    (63,936)  $     38,452   $     50,662   $     36,421
NET (LOSS) INCOME                     $    (33,690)  $    (41,728)  $     24,365   $     33,987   $     22,026
TOTAL ASSETS                          $  8,026,730   $  5,275,681   $  4,652,221   $  4,603,343   $  4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:
Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an fannual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

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Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.


CERTAIN CRITICAL ACCOUNTING POLICIES


Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.


INVESTMENTS


All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

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Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.


DEFERRED POLICY ACQUISITION COSTS


The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.


LIABILITIES FOR FUTURE POLICY BENEFITS


Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.


RISK MANAGEMENT


The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

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The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.


LIQUIDITY AND CAPITAL RESOURCES


Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.


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FORWARD-LOOKING STATEMENTS


Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.


AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                     p.  3
Calculating Annuity Payouts                                 p. 19
Rating Agencies                                             p. 20
Principal Underwriter                                       p. 20
Independent Auditors                                        p. 20
Condensed Financial Information (Unaudited)                 p. 21
Financial Statements


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                   OSCAR #564634
                                                                  45275 C (5/03)

PROSPECTUS
MAY 1, 2003


EVERGREEN
PRIVILEGE(SM) VARIABLE ANNUITY


CONTRACT OPTION L: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION
                   FIXED/VARIABLE ANNUITY
CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds


-    AIM Variable Insurance Funds, Series II Shares


-    Evergreen Variable Annuity Trust - Class 2

-    Fidelity(R) Variable Insurance Products - Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    9
FINANCIAL STATEMENTS                                                          13
PERFORMANCE INFORMATION                                                       14
THE VARIABLE ACCOUNT AND THE FUNDS                                            15
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          19
THE ONE-YEAR FIXED ACCOUNT                                                    22
BUYING YOUR CONTRACT                                                          22
CHARGES                                                                       24
VALUING YOUR INVESTMENT                                                       26
MAKING THE MOST OF YOUR CONTRACT                                              28
WITHDRAWALS                                                                   32
TSA - SPECIAL WITHDRAWAL PROVISIONS                                           32
CHANGING OWNERSHIP                                                            32
BENEFITS IN CASE OF DEATH                                                     33
OPTIONAL BENEFITS                                                             38
THE ANNUITY PAYOUT PERIOD                                                     46
TAXES                                                                         48
VOTING RIGHTS                                                                 50
SUBSTITUTION OF INVESTMENTS                                                   50
ABOUT THE SERVICE PROVIDERS                                                   51
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         52
ADDITIONAL INFORMATION                                                        57
EXPERTS                                                                       57
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  72


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and AEL refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: This prospectus describes two contracts. Contract Option L offers a four year withdrawal charge schedule and investment options in the GPAs, one-year fixed account and/or the subaccounts. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and allows investment in the subaccounts only(1). The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. For contract Option L, you may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts. For contract Option C, you may allocate purchase payments to the subaccounts. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: You may allocate purchase payments to the GPAs, one-year fixed account, and/or the subaccounts, depending on the contract option you select.

If you select contract Option L, you may allocate your purchase payments among any or all of:

     - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

     - the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 19 and p. 22)

If you select contract Option C, you may allocate purchase payments to the subaccounts only.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and investment options. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 22)


-    Minimum purchase payment:
       for Systematic Investment Plans:
           $50 initial payment.
           $50 for additional payments.
       for all other payment plans:
           $10,000 initial payment.
           $100 for additional payments.


-    Maximum total purchase payments* (without prior approval):
            $1,000,000 for issue ages up to 85.
            $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 29)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions apply to participants in TSAs. (p. 32)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 32)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 33)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 38)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 46)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 48)

CHARGES: We assess certain charges in connection with your contract (p. 24):

-    $40 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(2);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(2);

- if you select the Guaranteed Minimum Income Benefit Rider (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base(3);


- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                                 VARIABLE ACCOUNT        TOTAL MORTALITY AND       TOTAL VARIABLE
                                                               ADMINISTRATIVE CHARGE      EXPENSE RISK FEE        ACCOUNT EXPENSES
IF YOU SELECT CONTRACT OPTION L AND:
  Return of Purchase Payments (ROP) death benefit(4)                   0.15%                    1.25%                   1.40%
  Maximum Anniversary Value (MAV) death benefit(4)                     0.15                     1.35                    1.50
  Enhanced Death Benefit (EDB)(4)                                      0.15                     1.55                    1.70

IF YOU SELECT CONTRACT OPTION C AND:
  ROP death benefit(4)                                                 0.15                     1.35                    1.50
  MAV death benefit(4)                                                 0.15                     1.45                    1.60
  EDB(4)                                                               0.15                     1.65                    1.80



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSE THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of the amount withdrawn)


You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.


            CONTRACT YEAR FOR CONTRACT OPTION L                        WITHDRAWAL CHARGE PERCENTAGE
                            1-2                                                     8%
                            3                                                       7
                            4                                                       6
                            5 and later                                             0



A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                           $  40

(We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                0.25%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE      0.40%*

(As a percentage of the contract value charged annually at the contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                               0.70%*

(As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)


You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                                 VARIABLE ACCOUNT        TOTAL MORTALITY AND       TOTAL VARIABLE
                                                               ADMINISTRATIVE CHARGE       EXPENSE RISK FEE       ACCOUNT EXPENSES
IF YOU SELECT CONTRACT OPTION L AND:
  ROP DEATH BENEFIT                                                    0.15%                     1.25%                  1.40%
  MAV DEATH BENEFIT                                                    0.15                      1.35                   1.50
  EDB                                                                  0.15                      1.55                   1.70

IF YOU SELECT CONTRACT OPTION C AND:
  ROP DEATH BENEFIT                                                    0.15                      1.35                   1.50
  MAV DEATH BENEFIT                                                    0.15                      1.45                   1.60
  EDB                                                                  0.15                      1.65                   1.80


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE END OF THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements             .69%                           1.64%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     GROSS TOTAL
                                                                          MANAGEMENT       12b-1         OTHER          ANNUAL
                                                                             FEES          FEES         EXPENSES       EXPENSES
AXP(R) Variable Portfolio -
       Bond Fund                                                             .60%          .13%           .07%           .80%(1)
       Cash Management Fund                                                  .51           .13            .05            .69(1)
       Diversified Equity Income Fund                                        .56           .13            .18            .87(1)
       NEW DIMENSIONS FUND(R)                                                .61           .13            .05            .79(1)
       Partners Small Cap Value Fund                                        1.03           .13            .32           1.48(1)
AIM V.I.
       Basic Value Fund, Series II Shares                                    .73           .25            .43           1.41(2)
Evergreen VA
       Blue Chip Fund - Class 2                                              .61           .25            .61           1.47(3)
       Capital Growth Fund - Class 2                                         .80           .25            .22           1.27(3)
       Core Bond Fund - Class 2                                              .32           .25            .33            .90(3)
       Equity Index Fund - Class 2                                           .32           .25            .35            .92(3)
       Foundation Fund - Class 2                                             .75           .25            .16           1.16(3)
       Global Leaders Fund - Class 2                                         .87           .25            .31           1.43(3)
       Growth Fund - Class 2                                                 .70           .25            .45           1.40(3)
       High Income Fund - Class 2                                            .70           .25            .60           1.55(3)
       International Growth Fund - Class 2                                   .66           .25            .73           1.64(3)
       Masters Fund - Class 2                                                .87           .25            .31           1.43(3)
       Omega Fund - Class 2                                                  .52           .25            .18            .95(3)
       Small Cap Value Fund - Class 2                                        .87           .25            .26           1.38(3)
       Strategic Income Fund - Class 2                                       .50           .25            .29           1.04(3)
Fidelity(R) VIP
       Mid Cap Portfolio Service Class 2                                     .58           .25            .12            .95(4)
FTVIPT
       Mutual Shares Securities Fund - Class 2                               .60           .25            .21           1.06(5),(6)
Oppenheimer Variable Account Funds
       Main Street Small Cap Fund/VA, Service Shares                         .75           .24            .22           1.21(7)
Putnam Variable Trust
       Putnam VT International Equity Fund - Class IB Shares                 .77           .25            .22           1.24(4)
       (previously Putnam VT International Growth Fund - Class IB Shares)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2 and 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(6) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(7) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the EDB and the GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                 IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
                                            1 YEAR     3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
Contract Option L with EDB                 $1,226.07  $1,994.74  $2,163.78  $4,499.22    $419.64  $1,278.40  $2,163.78  $4,499.22
Contract Option C with EDB                    429.89   1,308.29   2,212.09   4,587.65     429.89   1,308.29   2,212.09   4,587.65



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                 IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
                                            1 YEAR     3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
Contract Option L with ROP death benefit   $1,040.58  $1,433.57  $1,153.32  $2,478.69    $218.02  $672.67    $1,153.32  $2,478.69
Contract Option C with ROP death benefit      228.27     703.58   1,205.07   2,583.02     228.27   703.58     1,205.07   2,583.02


* In these examples, the $40 contract administrative charge is approximated as a .037% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                 2002      2001      2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period     $ 1.47    $ 1.38    $ 1.33    $ 1.33    $ 1.33    $ 1.24    $ 1.17    $ 1.00
Accumulation unit value at end of period           $ 1.53    $ 1.47    $ 1.38    $ 1.33    $ 1.33    $ 1.33    $ 1.24    $ 1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                       7,272     8,923     9,498     8,127     5,689     2,544     1,377       414
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT WBND9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.01        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period     $ 1.26    $ 1.24    $ 1.18    $ 1.15    $ 1.11    $ 1.07    $ 1.03    $ 1.00
Accumulation unit value at end of period           $ 1.26    $ 1.26    $ 1.24    $ 1.18    $ 1.15    $ 1.11    $ 1.07    $ 1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                       8,572     8,409     4,421       941       749       231       241       132
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%
Simple yield(5)                                     (0.68%)      --        --        --        --        --        --        --
Compound yield(5)                                   (0.67%)      --        --        --        --        --        --        --

SUBACCOUNT WCMG9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         132        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --
Simple yield(5)                                     (1.03%)      --        --        --        --        --        --        --
Compound yield(5)                                   (1.03%)      --        --        --        --        --        --        --

SUBACCOUNT WDEI5(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period     $ 1.09    $ 1.08    $ 1.00        --        --        --        --        --
Accumulation unit value at end of period           $ 0.87    $ 1.09    $ 1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         238       115         7        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WDEI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.80        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT  EGD(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period     $ 1.27    $ 1.54    $ 1.72    $ 1.32    $ 1.05    $ 1.00        --        --
Accumulation unit value at end of period           $ 0.98    $ 1.27    $ 1.54    $ 1.72    $ 1.32    $ 1.05        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,938     4,237     3,717     2,141     1,108        69        --        --
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%       --        --

SUBACCOUNT WNDM9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                 2002      2001      2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA5(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          35        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WSVA9(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WABA5(6) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          11        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WABA9(6) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEBC5(6) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEBC9(6) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WECG5(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          13        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WECG9(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WECB5(6) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         106        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WECB9(6) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         118        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEEI5(6) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           9        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                 2002      2001      2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI9(6) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEFF5(6) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEFF9(6) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEGO5(6) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEGO9(6) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEGR5(6) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEGR9(6) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.98        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEHI5(6) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         103        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEHI9(6) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          32        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEIG5(6) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEIG9(6) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                 2002      2001      2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA5(6) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEMA9(6) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEOE5(6) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          13        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEOE9(6) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WESM5(6) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           7        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WESM9(6) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WEST5(6) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEST9(6) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WMDC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period     $ 1.06    $ 1.00        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.94    $ 1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         250        94        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%     1.40%       --        --        --        --        --        --

SUBACCOUNT WMDC9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.89        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT EMU(8) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.23    $ 1.17    $ 1.05    $ 1.00        --        --        --        --
Accumulation unit value at end of period           $ 1.07    $ 1.23    $ 1.17    $ 1.05        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         966       546       170        31        --        --        --        --
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%     1.40%       --        --        --        --


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                 2002      2001      2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS9(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.87        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT WOSM5(6) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                           4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.40%       --        --        --        --        --        --        --

SUBACCOUNT WOSM9(6) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --

SUBACCOUNT EPL(8) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period     $ 0.93    $ 1.19    $ 1.33    $ 1.00        --        --        --        --
Accumulation unit value at end of period           $ 0.76    $ 0.93    $ 1.19    $ 1.33        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,856     1,775     2,192       347        --        --        --        --
Ratio of operating expense to average net assets     1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WIGR9(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period     $ 1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period           $ 0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets     1.80%       --        --        --        --        --        --        --


(1) Operations commenced on Feb. 21, 1995.


(2) Operations commenced on March 1, 2002.

(3) Operations commenced on March 3, 2000.

(4) Operations commenced on Oct. 29, 1997.

(5) Operations commenced on May 1, 2002.

(6) Operations commenced on July 31, 2002.

(7) Operations commenced on May 1, 2001.

(8) Operations commenced on Sept. 22, 1999.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,


-    mortality and expense risk fee associated with EDB,


-    GMIB fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations for contract Option L that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,


-    mortality and expense risk fee associated with the EDB, and


-    GMIB fee.


We may also show optional total return quotations for contract Option C that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.




             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT         INVESTING IN                           INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ESI                AXP(R) Variable Portfolio -            Objective: high level of                 IDS Life Insurance Company
SBND2              Bond Fund  (effective 6-27-03          current income while conserving          (IDS Life), adviser;  American
SBND1              AXP(R) Variable Portfolio -            the value of the investment and          Express Financial Corporation
WBND1              Bond Fund will change to AXP(R)        continuing a high level of               (AEFC), subadviser.
WBND9              Variable Portfolio -                   income for the longest time
                   Diversified Bond Fund)                 period. Invests primarily in
                                                          bonds and other debt
                                                          obligations.

EMS                AXP(R) Variable Portfolio -            Objective: maximum current               IDS Life, adviser; AEFC,
SCMG2              Cash Management Fund                   income consistent with                   subadviser.
SCMG1                                                     liquidity and stability of
WCMG1                                                     principal. Invests primarily in
WCMG9                                                     money market securities.

WDEI5              AXP(R) Variable Portfolio -            Objective: high level of                 IDS Life, adviser; AEFC,
WDEI3              Diversified Equity  Income Fund        current income and, as a                 subadviser.
SDEI1                                                     secondary goal, steady growth
WDEI1                                                     of capital. Invests primarily
WDEI9                                                     in dividend-paying common and
                                                          preferred stocks.

EGD                AXP(R) Variable Portfolio -            Objective: long-term growth of           IDS Life, adviser; AEFC,
WNDM3              NEW DIMENSIONS FUND(R)                 capital. Invests primarily in            subadviser.
SNDM1                                                     common stocks showing potential
WNDM1                                                     for significant growth.
WNDM9

WSVA5              AXP(R) Variable Portfolio -            Objective: long-term capital             IDS Life, adviser; AEFC,
WSVA3              Partners Small Cap  Value Fund         appreciation.  Non-diversified           subadviser; Royce &
WSVA8                                                     fund that invests primarily in           Associates, LLC.,  Third
WSVA1                                                     equity securities.                       Avenue Management LLC and
WSVA9                                                                                              National City Investment
                                                                                                   Company, subadvisers.

WABA5              AIM V.I. Basic Value Fund, Series      Objective: long-term growth of           A I M Advisors, Inc.
WABA3              II Shares                              capital. Invests at least 65%
WABA8                                                     of its total assets in equity
WABA1                                                     securities of U.S. issuers that
WABA9                                                     have market capitalizations of
                                                          greater than $500 million and
                                                          are believed to be undervalued
                                                          in relation to long-term
                                                          earning power or other factors.
                                                          The fund may invest 25% of its
                                                          assets in foreign securities.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         INVESTING IN                           INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WEBC5              Evergreen VA Blue Chip Fund -          Objective: capital growth with           Evergreen Investment
WEBC3              Class 2                                the potential for income. The            Management Company, LLC
WEBC8                                                     Fund seeks to achieve its goal
WEBC1                                                     by investing at least 80% of
WEBC9                                                     its assets in common stocks of
                                                          well established, large U.S.
                                                          companies representing a broad
                                                          range of industries.

WECG5              Evergreen VA Capital Growth Fund       Objective: long-term capital             Evergreen Investment
WECG3              - Class 2                              growth. The Fund seeks to                Management Company, LLC;
WECG8                                                     achieve its goal by investing            Pilgrim Baxter & Associates,
WECG1                                                     primarily in common stocks of            Ltd, is the  sub-investment
WECG9                                                     large U.S. companies, which the          adviser.
                                                          portfolio managers believe have
                                                          the potential for capital
                                                          growth over the intermediate-
                                                          and long-term.

WECB5              Evergreen VA Core Bond Fund -          Objective: The Fund seeks to             Evergreen Investment
WECB3              Class 2                                maximize total return through a          Management Company, LLC
WECB8                                                     combination of current income
WECB1                                                     and capital growth. The Fund
WECB9                                                     invests primarily in U.S.
                                                          dollar denominated investment
                                                          grade debt securities issued or
                                                          guaranteed by the  U.S.
                                                          Treasury or by an agency or
                                                          instrumentality of the U.S.
                                                          Government, corporate bonds,
                                                          mortgage-backed securities,
                                                          asset-backed securities, and
                                                          other income producing
                                                          securities.

WEEI5              Evergreen VA Equity Index Fund -       Objective: achieve price and             Evergreen Investment
WEEI3              Class 2                                yield performance similar to             Management Company, LLC
WEEI8                                                     the S&P 500 Index. The Fund
WEEI1                                                     seeks to achieve its goal by
WEEI9                                                     investing substantially all of
                                                          its assets in equity securities
                                                          that represent a composite of
                                                          the S&P 500(R) Index.

WEFF5              Evergreen VA Foundation Fund -         Objective: capital growth and            Evergreen Investment
WEFF3              Class 2                                current income. The Fund seeks           Management Company, LLC
WEFF8                                                     to achieve its goal by
WEFF1                                                     investing in a combination of
WEFF9                                                     equity and debt securities.
                                                          Under normal conditions, the
                                                          Fund will invest at least 25%
                                                          of its assets in debt
                                                          securities and the remainder in
                                                          equity securities.

WEGO5              Evergreen VA Global Leaders Fund       Objective: long-term capital             Evergreen Investment
WEGO3              - Class 2                              growth. Invests primarily in a           Management Company, LLC
WEGO8                                                     diversified portfolio of equity
WEGO1                                                     securities of companies located
WEGO9                                                     in the world's major
                                                          industrialized countries. The
                                                          Fund will make investments in
                                                          no less than three countries,
                                                          which may include the U.S., but
                                                          may invest more than 25% of its
                                                          assets in one country.

WEGR5              Evergreen VA Growth Fund - Class 2     Objective: long-term capital             Evergreen Investment
WEGR3                                                     growth. The Fund seeks to                Management Company, LLC
WEGR8                                                     achieve its goal by investing
WEGR1                                                     at least 75% of its assets in
WEGR9                                                     common stocks of small- and
                                                          medium-sized companies whose
                                                          market capitalizations at time
                                                          of purchase falls within the
                                                          range of those tracked by the
                                                          Russell 2000(R) Growth Index.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         INVESTING IN                           INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WEHI5              Evergreen VA High Income Fund -        Objective: high level of                 Evergreen Investment
WEHI3              Class 2                                current income, with capital             Management Company, LLC
WEHI8                                                     growth as secondary objective.
WEHI1                                                     The Fund seeks to achieve its
WEHI9                                                     goal by investing primarily in
                                                          both low-rated and high-rated
                                                          fixed-income securities,
                                                          including debt securities,
                                                          convertible securities, and
                                                          preferred stocks that are
                                                          consistent with its primary
                                                          investment objective of high
                                                          current income.

WEIG5              Evergreen VA International Growth      Objective: long-term capital             Evergreen Investment
WEIG3              Fund - Class 2 (effective 6/16/03      growth, with modest income as a          Management Company, LLC
WEIG8              Evergreen VA International Growth      secondary objective. The Fund
WEIG1              Fund - Class 2 will change to          seeks to achieve its goal by
WEIG9              Evergreen VA International Equity      investing primarily in equity
                   Fund - Class 2)                        securities issued by
                                                          established, quality non-U.S.
                                                          companies located in countries
                                                          with developed markets and may
                                                          purchase securities across all
                                                          market capitalizations. The
                                                          Fund may also invest in
                                                          emerging markets.

WEMA5              Evergreen VA Masters Fund -            Objective: long-term capital             Evergreen Investment
WEMA3              Class 2                                growth. The portfolio's assets           Management Company, LLC,
WEMA8                                                     are invested on an                       investment adviser; MFS
WEMA1                                                     approximately equal basis among          Institutional Advisors, Inc.,
WEMA9                                                     the following four styles, each          OppenheimerFunds, Inc. and
                                                          implemented by a different               Marsico Capital Management,
                                                          sub-investment adviser: 1)               LLC sub-investment advisers.
                                                          equity securities of U.S. and
                                                          foreign companies that are
                                                          temporarily undervalued; 2)
                                                          equity securities expected to
                                                          show growth above that of the
                                                          overall economy and inflation;
                                                          3) blended growth and
                                                          value-oriented strategy
                                                          focusing on foreign and
                                                          domestic large-cap equity
                                                          securities; and  4) growth
                                                          oriented strategy focusing on
                                                          large-cap equity securities of
                                                          U.S. and foreign issuers.

WEOE5              Evergreen VA Omega Fund - Class 2      Objective: long-term capital             Evergreen Investment
WEOE3                                                     growth. Invests primarily in             Management Company, LLC
WEOE8                                                     common stocks and securities
WEOE1                                                     convertible into common stocks
WEOE9                                                     of  U.S. companies across all
                                                          market capitalizations.

WESM5              Evergreen VA Small Cap Value Fund      Objective: capital growth in             Evergreen Investment
WESM3              - Class 2 (effective 7/14/03           the value of its shares. The             Management Company, LLC
WESM8              Evergreen VA Small Cap Value Fund      Fund seeks to achieve its goal
WESM1              - Class 2 will change to               by investings at least 80% of
WESM9              Evergreen VA Special Values Fund       its assets in common stocks of
                   - Class 2)                             small U.S. companies whose
                                                          market capitalizations at the
                                                          time of purchase fall within
                                                          the range tracked by the
                                                          Russell 2000(R) Index.

WEST5              Evergreen VA Strategic Income          Objective: high current income           Evergreen Investment
WEST3              Fund - Class 2                         from interest on debt                    Management Company, LLC
WEST8                                                     securities with a secondary
WEST1                                                     objective of potential for
WEST9                                                     growth of capital in selecting
                                                          securities. The Fund seeks to
                                                          achieve its goal by investing
                                                          primarily in domestic
                                                          high-yield,  high-risk "junk"
                                                          bonds and other debt securities
                                                          (which may be denominated in
                                                          U.S. dollars or in non-U.S.
                                                          currencies) of foreign
                                                          governments and foreign
                                                          corporations.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         INVESTING IN                           INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WMDC5              Fidelity(R) VIP Mid Cap Portfolio      Objective: seeks long-term               Fidelity Management & Research
WMDC3              Service Class 2                        growth of capital. Normally              Company (FMR), investment
WMDC8                                                     invests at least 80% of assets           manager; FMR U.K., FMR Far
WMDC1                                                     in securities of foreign and             East, sub-investment advisers.
WMDC9                                                     domestic companies with medium
                                                          market capitalization common
                                                          stocks. Invests in growth or
                                                          value common stocks. May invest
                                                          in companies with smaller or
                                                          larger market capitalizations.

EMU                FTVIPT Mutual Shares Securities        Objective: seeks capital                 Franklin Mutual Advisers, LLC
WMSS3              Fund - Class 2                         appreciation, with income as a
SMSS1                                                     secondary goal. The Fund
WMSS1                                                     normally mainly invests in U.S.
WMSS9                                                     equity securities that the
                                                          Fund's manager believes are
                                                          available at market prices less
                                                          than their intrinsic value on
                                                          certain recognized or objective
                                                          criteria, including undervalued
                                                          stocks, restructuring companies
                                                          and distressed companies.

WOSM5              Oppenheimer Main Street Small Cap      Objective: seeks capital                 OppenheimerFunds, Inc.
WOSM3              Fund/VA,  Service Shares               appreciation. Invests mainly in
WOSM8                                                     common stocks of
WOSM1                                                     small-capitalization U.S.
WOSM9                                                     companies that the fund's
                                                          investment manager believes
                                                          have favorable business trends
                                                          or prospects.

EPL                Putnam VT International Equity         Objective: capital                       Putnam Investment  Management,
WIGR3              Fund -  Class IB Shares                appreciation. The fund pursues           LLC
WIGR8              (previously Putnam VT                  its goal by investing mainly in
WIGR1              International Growth Fund - Class      common stocks of companies
WIGR9              IB Shares)                             outside the United States.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

Investment in the GPAs is not available under contract Option C(1).

For contract Option L, you may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.


(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                 IF YOUR GPA RATE IS:                        THE MVA IS:

           Less than the new GPA rate + 0.10%                  Negative

           Equal to the new GPA rate + 0.10%                   Zero

           Greater than the new GPA rate + 0.10%               Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY-- PROSPECTUS

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

 Early withdrawal amount X [(      1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                              -------------
                               1 + j + .001

   Where:  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the
               remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

 $1,000 X [(       1.045      )(TO THE POWER OF 84/12) - 1] = -$39.28
             ----------------
              1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

 $1,000 X [(       1.045      )(TO THE POWER OF 84/12) - 1] = $27.21
             ----------------
              1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% due to the withdrawal charge schedule under contract Option L (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option
L), unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


Investment in the one-year fixed account is not available under contract Option C(1).

For contract Option L, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

(1) For applications dated May 1, 2003 or after. Restriction of investment in the one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):


-    contract Option L or Option C;


-    a death benefit option(1);


-    the optional Benefit Protector(SM) Death Benefit Rider(2);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);

- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);

-    how you want to make purchase payments; and

-    a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select from either the ROP death benefit, MAV death benefit or EDB. If you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. EDB may not be available in all states.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account under contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine whether this restriction applies to your state. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM PURCHASE PAYMENTS


   If paying by SIP:                    $50 initial payment.
                                        $50 for additional payments.

   If paying by any other method:       $10,000 initial payment.
                                        $100 for additional payments.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS*


   (without prior approval):            $1,000,000 for issue ages up to 85.
                                        $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.


If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:


                                                                  CONTRACT OPTION L          CONTRACT OPTION C
ROP death benefit(1):                                                   1.25%                      1.35%
MAV death benefit(1):                                                   1.35                       1.45
EDB(1):                                                                 1.55                       1.65



(1) If you and the annuitant are 79 or younger at contract issue, you may select from any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it(2). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

(2) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.


WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

                    CONTRACT YEAR FOR CONTRACT OPTION L                        WITHDRAWAL CHARGE PERCENTAGE
                                    1-2                                                     8%
                                    3                                                       7
                                    4                                                       6
                                    5 and later                                             0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ---------------------------             ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period; and

-    death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;


- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;


-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-    minus any prorated portion of the GMIB fee (if applicable).

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges (for contract Option L);

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable);

-    a prorated portion of the Benefit Protector Plus fee (if applicable);
     and/or

-    a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number                Jan                    $100                    $20                       5.00
of dollars each month...
                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...     ---->   Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.               ---->   Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or subaccount you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to owner;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     - the withdrawal amount includes a purchase payment check that has not cleared;

     -  the NYSE is closed, except for normal holiday and weekend closings;

     -  trading on the NYSE is restricted, according to SEC rules;

     - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -  you are at least age 59 1/2;

     -  you are disabled as defined in the Code;

     -  you severed employment with the employer who purchased the contract; or

     -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-    Return of Purchase Payments (ROP) death benefit;

-    Maximum Anniversary Value (MAV) death benefit; and

-    Enhanced Death Benefit Rider (EDB).

If it is available in your state and if both you and the annuitant 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select the GMIB you must elect the EDB. Once you elect a death benefit, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.


     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW X DB
                                                                     -------
                                                                       CV


       PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).
       DB = the death benefit on the date of (but prior to) the partial withdrawal.
       CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:



         Contract value at death:                                                $23,000.00
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                             $25,000.00
            minus adjusted partial withdrawals calculated as:

            1,500 X 25,000  =                                                     -1,704.55
            --------------                                                       ----------
                22,000

            for a death benefit of:                                              $23,295.45
                                                                                 ==========
         ROP death benefit, calculated as the greatest of these two values:      $23,295.45


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value that we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


         Contract value at death:                                                $20,500.00
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments                                              $20,000.00
            minus adjusted partial withdrawals, calculated as:

            $1,500 X $20,000  =                                                   -1,363.64
            ----------------                                                     ----------
                 $22,000

            for a return of purchase payment death benefit of:                   $18,636.36
                                                                                 ==========
     The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

            The MAV on the immediately preceding anniversary:                    $29,000.00
            plus purchase payments made since that anniversary:                       +0.00
            minus adjusted partial withdrawals made since that anniversary, calculated as:

            $1,500 X $29,000  =                                                   -1,977.27
            ----------------                                                     ----------
                $22,000

            for a MAV death benefit of:                                          $27,022.73
                                                                                 ==========

     The MAV death benefit, calculated as the greatest of
       these three values, which is the MAV:                                     $27,022.73

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT RIDER

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If it is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time you purchase your contract. If you select the GMIB you must elect the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                 ---------
                                                                    SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase contract Option L with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



     The death benefit on March 1, 2004 is calculated as follows:

         Contract value at death:                                                $22,800.00
                                                                                 ==========
         Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $25,000.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,000  =                                                      -1,543.21
         ----------------                                                        ----------
              $24,300

         for a ROP death benefit of:                                             $23,456.79
                                                                                 ==========

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

         The MAV on the immediately preceding anniversary:                       $25,000.00
         plus purchase payments made since that anniversary:                          +0.00
         minus adjusted partial withdrawals made since that
         anniversary, calculated as:

         $1,500 X $25,000  =                                                      -1,543.21
         ----------------                                                        ----------
              $24,300

         for a MAV death benefit of:                                             $23,456.79
                                                                                 ==========

     The 5% rising floor:

         The variable account floor on Jan. 1, 2004,
         calculated as: 1.05 X $20,000 =                                         $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:            +0.00
         minus the 5% rising floor adjusted partial withdrawal
         from the subaccounts, calculated as:

         $1,500 X $21,000  =                                                     -$1,657.89
         ----------------                                                        ----------
              $19,000

         variable account floor benefit:                                         $19,342.11
         plus the one-year fixed account value:                                   +5,300.00
         5% rising floor (value of the GPAs, one-year fixed account
         and the variable account floor):                                        $24,642.11
                                                                                 ==========

     EDB, calculated as the greatest of these
     three values, which is the 5% rising floor:                                 $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -  payouts begin no later than one year following the year of your death;
        and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or the EDB. We reserve the right to discontinue offering the Benefit Protector for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



     MAV death benefit (contract value):                                           $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death
         (MAV death benefit minus payments not previously withdrawn):
          0.40 X ($110,000 - $100,000) =                                             +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



     MAV death benefit (MAV):                                                      $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                              +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit (MAV adjusted for partial withdrawals):                      $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                                +1,048
                                                                                    -------
     Total death benefit of:                                                        $58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



     MAV death benefit (contract value):                                           $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                       +55,000
                                                                                   --------
     Total death benefit of:                                                       $255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



     MAV death benefit (contract value):                                           $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                       +55,000
                                                                                   --------
     Total death benefit of:                                                       $305,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



     MAV death benefit (contract value):                                           $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV benefit minus payments not
         previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                             +58,000
                                                                                   --------
     Total death benefit of:                                                       $308,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the EDB. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                   0%
Three and Four                                  10%                                                3.75%
Five or more                                    20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-    the ROP death benefit (see "Benefits in Case of Death") PLUS


                              IF YOU AND THE ANNUINTANT ARE UNDER                  PERCENTAGE IF YOU OR THE ANNUINTANT ARE
CONTACT YEAR                  AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...           70 OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                                 Zero
Two                           40% X (earnings at death + 25% of initial            15% X (earnings at death + 25% of initial
                              purchase payment*)                                   purchase payment*)
Five or more                  40% X (earnings at death + 50% of initial            15% X (earnings at death + 50% of initial
                              purchase payment*)                                   purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



     MAV death benefit (contract value):                                           $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV death benefit minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                              +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



     MAV death benefit (MAV):                                                      $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                              +4,000
     plus 10% of purchase payments
     made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                            +10,000
                                                                                   --------
     Total death benefit of:                                                       $124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit (MAV adjusted for partial withdrawals):                      $57,619
     plus the Benefit Protector Plus benefit which equals
         40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                                +1,048
     plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $55,000 =                              +5,500
                                                                                    -------
     Total death benefit of:                                                        $64,167



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



     MAV death benefit (contract value):                                           $200,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
         that are one or more years old                                             +55,000
     plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 X $55,000 =                             +11,000
                                                                                   --------
     Total death benefit of:                                                       $266,000


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



     MAV death benefit (contract value):                                           $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
         withdrawn that are one or more years old                                   +55,000
     plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 X $55,000 =                             +11,000
                                                                                   --------
     Total death benefit of:                                                       $316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



     MAV death benefit (contract value):                                           $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                             +58,000
     plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 X $55,000 =                             +11,000
                                                                                   --------
     Total death benefit of:                                                       $319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:


-    you must hold the GMIB for 10 years*,

- the GMIB terminates** on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary*,


- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and o there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

** The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit to your contract for an additional annual charge which we describe below. If you select the GMIB, you must elect the EDB at the time you purchase your contract. Your rider effective date will be the contract issue date.

In some instances, we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: For contract Option L, you may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. For contract Option C, you may allocate purchase payments to the subaccounts. We reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of these four values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

     PMT X CVG
     ---------
        ECV

         PMT = each purchase payment made in the five years before you exercise the GMIB.
         CVG = current contract value at the time you exercise the GMIB.
         ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

     PMT X (1.05)(TO THE POWER OF CY)

         CY = the full number of contract years the payment has been in the contract.


EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     -  Plan A - Life Annuity -- no refund

     -  Plan B - Life Annuity with ten years certain

     -  Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

     P (SUB) t-1 (1 + i) =  P(SUB t)
     ------------------
            1.05

         P(SUB t-1) =  prior annuity payout
         P(SUB t)   =  current annuity payout
         i          =  annualized subaccount performance





             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-    You may terminate the rider any time after the tenth rider anniversary.

-    The rider will terminate on the date:

     - you make a full withdrawal from the contract;

     -  a death benefit is payable; or

     - you choose to begin taking annuity payouts under the regular contract provisions.


- The rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all your purchase payments to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE           MAV            5% RISING FLOOR       BENEFIT BASE
  1                                                 $107,000             $107,000            $105,000
  2                                                  125,000              125,000             110,250
  3                                                  132,000              132,000             115,763
  4                                                  150,000              150,000             121,551
  5                                                   85,000              150,000             127,628
  6                                                  120,000              150,000             134,010
  7                                                  138,000              150,000             140,710
  8                                                  152,000              152,000             147,746
  9                                                  139,000              152,000             155,133
 10                                                  126,000              152,000             162,889             $162,889
 11                                                  138,000              152,000             171,034              171,034
 12                                                  147,000              152,000             179,586              179,586
 13                                                  163,000              163,000             188,565              188,565
 14                                                  159,000              163,000             197,993              197,993
 15                                                  212,000              212,000             207,893              212,000


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                           MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                 PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                     GMIB                  LIFE ANNUITY--     LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                                 BENEFIT BASE                NO REFUND       TEN YEARS CERTAIN   ANNUITY-- NO REFUND
   10                                      $162,889 (5% rising floor)    $  842.14           $  820.96              $672.73
   15                                       212,000 (MAV)                 1,255.04            1,195.68               970.96



The payouts above are shown at guaranteed annuity rates of 3% stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                                 PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                                           LIFE ANNUITY--     LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                                 CONTRACT VALUE              NO REFUND       TEN YEARS CERTAIN   ANNUITY-- NO REFUND
10                                             $126,000               $ 651.42               $ 635.04              $520.38
15                                              212,000               1,255.04               1,195.68               970.96



At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We calculate the fee as follows:


   BB + AT - FAV

       BB = the GMIB benefit base.
       AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

   PT X VAT
   --------
     SVT

        PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary
       VAT = variable account floor on the date of (but prior to) the transfer SVT = value of the subaccounts on the date of (but prior to) the transfer FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.




             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.


-    You make no transfers or partial withdrawals.


CONTRACT                                                         GMIB FEE           VALUE ON WHICH WE               GMIB FEE
ANNIVERSARY                              CONTRACT VALUE         PERCENTAGE          BASE THE GMIB FEE           CHARGED TO YOU
    1                                      $  80,000               0.70%       5% rising floor = $100,000 X 1.05    $   735
    2                                        150,000               0.70%       Contract value = $150,000              1,050
    3                                        102,000               0.70%       MAV = $150,000                         1,050


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


Under both contract Option L and Option C, you also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payout are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or


- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 591/2. For TSAs, other exceptions may apply if you make withdrawals to your contract before it specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of eligible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       50
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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                            2002              2001              2000           1999             1998
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $   292,067       $   271,718       $   299,759    $   322,746      $   340,219
Net gain (loss) on investments                               3           (89,920)              469          6,565           (4,788)
Other                                                   18,906            16,245            12,248          8,338            7,662
TOTAL REVENUES                                     $   310,976       $   198,043       $   312,476    $   337,649      $   343,093
(LOSS) INCOME BEFORE INCOME TAXES                  $   (52,177)      $   (63,936)      $    38,452    $    50,662      $    36,421
NET (LOSS) INCOME                                  $   (33,690)      $   (41,728)      $    24,365    $    33,987      $    22,026
TOTAL ASSETS                                       $  8,026,730      $ 5,275,681       $ 4,652,221    $ 4,603,343      $ 4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS
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

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

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Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                   p.  3
Calculating Annuity Payouts                                               p. 12
Rating Agencies                                                           p. 13
Principal Underwriter                                                     p. 13
Independent Auditors                                                      p. 13
Condensed Financial Information (Unaudited)                               p. 14
Financial Statements


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                   OSCAR #564633
                                                                  --------------
                                                                  45277 C (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

FLEXCHOICE(SM) VARIABLE ANNUITY


CONTRACT OPTION L: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION
                   FIXED/VARIABLE ANNUITY

CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds


-  AIM Variable Insurance Funds - Series I Shares

-  Fidelity(R) Variable Insurance Products - Service Class


-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM)

-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    9
FINANCIAL STATEMENTS                                                          14
PERFORMANCE INFORMATION                                                       15
THE VARIABLE ACCOUNT AND THE FUNDS                                            16
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          21
THE ONE-YEAR FIXED ACCOUNT                                                    23
BUYING YOUR CONTRACT                                                          24
CHARGES                                                                       25
VALUING YOUR INVESTMENT                                                       28
MAKING THE MOST OF YOUR CONTRACT                                              30
WITHDRAWALS                                                                   34
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          34
CHANGING OWNERSHIP                                                            34
BENEFITS IN CASE OF DEATH                                                     35
OPTIONAL BENEFITS                                                             39
THE ANNUITY PAYOUT PERIOD                                                     47
TAXES                                                                         49
VOTING RIGHTS                                                                 51
SUBSTITUTION OF INVESTMENTS                                                   51
ABOUT THE SERVICE PROVIDERS                                                   52
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         53
ADDITIONAL INFORMATION                                                        58
EXPERTS                                                                       58
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                                       59
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         73


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and AEL refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: This prospectus describes two contracts. Contract Option L offers a four year withdrawal charge schedule and investment options in the GPAs, one-year fixed account and/or the subaccounts. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and allows investment in the subaccounts only.(1) The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. For contract Option L, you may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts. For contract Option C, you may allocate purchase payments to the subaccounts. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: You may allocate purchase payments to the GPAs, one-year fixed account and/or the subaccounts, depending on the contract option you select.

If you select contract Option L, you may allocate your purchase payments among any or all of:

   - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

   - the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 21 and p. 23)

If you select contract Option C, you may allocate purchase payments to the subaccounts only.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and investment options. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 24)


-  MINIMUM PURCHASE PAYMENT

      for Systematic Investment Plans:
         $50 initial payment.
         $50 for additional payments.

      for all other payment plans:
         $10,000 initial payment.
         $100 for additional payments.


-  MAXIMUM TOTAL PURCHASE PAYMENTS* (WITHOUT PRIOR APPROVAL)


         $1,000,000 for issue ages up to 85.
         $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 31)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions apply to participants in TSAs. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 34)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 35)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 39)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 47)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 49)

CHARGES: We assess certain charges in connection with your contract (p. 25):

-  $40 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(2);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(2);

- if you select the Guaranteed Minimum Income Benefit Rider (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base(3);


- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-  the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT       TOTAL MORTALITY AND     TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSES
IF YOU SELECT CONTRACT OPTION L AND:
Return of Purchase Payments (ROP) death benefit(4)             0.15%                   1.25%                 1.40%
Maximum Anniversary Value (MAV) death benefit(4)               0.15                    1.35                  1.50
Enhanced Death Benefit (EDB)(4)                                0.15                    1.55                  1.70

IF YOU SELECT CONTRACT OPTION C AND:
ROP death benefit(4)                                           0.15                    1.35                  1.50
MAV death benefit(4)                                           0.15                    1.45                  1.60
EDB(4)                                                         0.15                    1.65                  1.80



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSE THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of the amount withdrawn)


You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.


           CONTRACT YEAR FOR CONTRACT OPTION L     WITHDRAWAL CHARGE PERCENTAGE
                         1-2                                     8%
                           3                                     7
                           4                                     6
                           5 and later                           0



A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $   40
(We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                         0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE               0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                    0.70%*
(As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)


You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT       TOTAL MORTALITY AND     TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSES
IF YOU SELECT CONTRACT OPTION L AND:
ROP DEATH BENEFIT                                              0.15%                   1.25%                 1.40%
MAV DEATH BENEFIT                                              0.15                    1.35                  1.50
EDB                                                            0.15                    1.55                  1.70

IF YOU SELECT CONTRACT OPTION C AND:
ROP DEATH BENEFIT                                              0.15                    1.35                  1.50
MAV DEATH BENEFIT                                              0.15                    1.45                  1.60
EDB                                                            0.15                    1.65                  1.80


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE END OF THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM    MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements      .69%       1.30%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                MANAGEMENT         12b-1            OTHER           ANNUAL
                                                                  FEES             FEES            EXPENSES        EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                     .53%             .13%             .13%             .79%(1)
      Bond Fund                                                    .60              .13              .07              .80(1)
      Cash Management Fund                                         .51              .13              .05              .69(1)
      Diversified Equity Income Fund                               .56              .13              .18              .87(1)
      Extra Income Fund                                            .62              .13              .08              .83(1)
      Federal Income Fund                                          .61              .13              .09              .83(1)
      Managed Fund                                                 .60              .13              .04              .77(1)
      NEW DIMENSIONS FUND(R)                                       .61              .13              .05              .79(1)
      Small Cap Advantage Fund                                     .73              .13              .25             1.11(1)
AIM V.I.
      Capital Appreciation Fund, Series II Shares                  .61              .25              .24             1.10(2)
      Premier Equity Fund, Series II Shares                        .61              .25              .24             1.10(2)
Fidelity(R) VIP
      Balanced Portfolio Service Class 2                           .43              .25              .15              .83(3)
      Growth Portfolio Service Class 2                             .58              .25              .10              .93(3)
      Growth & Income Portfolio Service Class 2                    .48              .25              .12              .85(3)
      Mid Cap Portfolio Service Class 2                            .58              .25              .12              .95(3)
FTVIPT
      Franklin Small Cap Fund - Class 2                            .53              .25              .31             1.09(4),(5)
      Franklin Small Cap Value Securities Fund - Class 2           .59              .25              .20             1.04(4),(5)
      Mutual Shares Securities Fund - Class 2                      .60              .25              .21             1.06(4),(5)
      Templeton Foreign Securities Fund - Class 2                  .70              .25              .20             1.15(4),(5)
MFS(R)
      Investors Trust Series - Service Class                       .75              .25              .13             1.13(6)
      New Discovery Series - Service Class                         .90              .25              .15             1.30(6),(7)
      Total Return Series - Service Class                          .75              .25              .11             1.11(6)
      Utilities Series - Service Class                             .75              .25              .19             1.19(6),(7)




         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                MANAGEMENT          12b-1           OTHER           ANNUAL
                                                                  FEES              FEES           EXPENSES        EXPENSES
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares           .48%             .25%             .04%             .77%(3)
      Putnam VT Income Fund - Class IB Shares                      .59              .25              .09              .93(3)
      Putnam VT International Equity Fund - Class IB Shares        .77              .25              .22             1.24(3)
      (previously Putnam VT International Growth Fund -
        Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                       .64              .25              .10              .99(3)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(6) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.29% for New Discovery Series and 1.18% for Utilities Series.


EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the EDB and the GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS        1 YEAR     3 YEARS     5 YEARS     10 YEARS
Contract Option L with EDB      $ 1,191.27  $ 1,892.06  $ 1,983.70  $ 4,164.95     $   381.82  $ 1,167.56  $ 1,983.70  $ 4,164.95
Contract Option C with EDB          392.07    1,197.68    2,032.79    4,256.79         392.07    1,197.68    2,032.79    4,256.79



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS        1 YEAR     3 YEARS     5 YEARS     10 YEARS
Contract Option L with ROP
  death benefit                 $ 1,037.84  $ 1,425.26  $ 1,138.27  $ 2,448.24     $   215.05  $   663.69  $ 1,138.27  $ 2,448.24
Contract Option C with ROP
  death benefit                     225.30      694.62    1,190.09    2,552.87         225.30      694.62    1,190.09    2,552.87



* In these examples, the $40 contract administrative charge is approximated as a .008% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                               2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $       0.75     $       0.91    $       1.00              --
Accumulation unit value at end of period                      $       0.57     $       0.75    $       0.91              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        157              118               5              --
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%             --

SUBACCOUNT WBCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.78               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                $       1.47     $       1.38    $       1.33    $       1.33
Accumulation unit value at end of period                      $       1.53     $       1.47    $       1.38    $       1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      7,272            8,923           9,498           8,127
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WBND9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       1.01               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                $       1.26     $       1.24    $       1.18    $       1.15
Accumulation unit value at end of period                      $       1.26     $       1.26    $       1.24    $       1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      8,572            8,409           4,421             941
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%
Simple yield(6)                                                      (0.76%)           0.18%           4.48%           4.52%
Compound yield(6)                                                    (0.76%)           0.18%           4.58%           4.62%

SUBACCOUNT WCMG9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.99               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        132               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --
Simple yield(5)                                                      (1.00%)             --              --              --
Compound yield(5)                                                    (1.00%)             --              --              --

SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                $       1.09     $       1.08    $       1.00              --
Accumulation unit value at end of period                      $       0.87     $       1.09    $       1.08              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        238              115               7              --
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%             --

SUBACCOUNT WDEI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.80               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

YEAR ENDED DEC. 31,                                               1998             1997            1996            1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WBCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                $       1.33     $       1.24    $       1.17    $       1.00
Accumulation unit value at end of period                      $       1.33     $       1.33    $       1.24    $       1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      5,689            2,544           1,377             414
Ratio of operating expense to average net assets                      1.40%            1.40%           1.50%           1.50%

SUBACCOUNT WBND9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                $       1.11     $       1.07    $       1.03    $       1.00
Accumulation unit value at end of period                      $       1.15     $       1.11    $       1.07    $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        749              231             241             132
Ratio of operating expense to average net assets                      1.40%            1.40%           1.50%           1.50%
Simple yield(6)                                                       3.29%            3.71%           3.26%           3.53%
Compound yield(6)                                                     3.34%            3.78%           3.32%           3.59%

SUBACCOUNT WCMG9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --
Simple yield(5)                                                         --               --              --              --
Compound yield(5)                                                       --               --              --              --

SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WDEI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                               2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIA(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                $       0.93     $       0.90    $       1.00    $       1.00
Accumulation unit value at end of period                      $       0.85     $       0.93    $       0.90    $       1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,403            5,449             556               8
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WEXI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.92               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                $       1.11     $       1.06    $       1.00              --
Accumulation unit value at end of period                      $       1.16     $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        248              117              39              --
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%             --

SUBACCOUNT WFDI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       1.02               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT EMG(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                $       1.76     $       1.99    $       2.07    $       1.83
Accumulation unit value at end of period                      $       1.51     $       1.76    $       1.99    $       2.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      5,336            6,404           6,779           5,985
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WMGD9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.82               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT  EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                $       1.27     $       1.54    $       1.72    $       1.32
Accumulation unit value at end of period                      $       0.98     $       1.27    $       1.54    $       1.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      3,938            4,237           3,717           2,141
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WNDM9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.79               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT  WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $       0.83     $       0.90    $       1.00              --
Accumulation unit value at end of period                      $       0.68     $       0.83    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        173               89              16              --
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%             --

SUBACCOUNT WSCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.84               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WAAC5(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.79               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

YEAR ENDED DEC. 31,                                               1998            1997            1996            1995
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIA(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WEXI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFDI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT EMG(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                $       1.60     $       1.36    $       1.18    $       1.00
Accumulation unit value at end of period                      $       1.83     $       1.60    $       1.36    $       1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      4,684           2 ,944           1,546             589
Ratio of operating expense to average net assets                      1.40%            1.40%           1.50%           1.50%

SUBACCOUNT WMGD9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT  EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                $       1.05     $       1.00              --              --
Accumulation unit value at end of period                      $       1.32     $       1.05              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      1,108               69              --              --
Ratio of operating expense to average net assets                      1.40%            1.40%             --              --

SUBACCOUNT WNDM9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT  WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WSCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WAAC5(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                               2002              2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAC9(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.79               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WAVA5(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.74               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WAVA9(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.74               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WFBA5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.91               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WFBA9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.91               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WFGR5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.73               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         14               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WFGR9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.72               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WFFG5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.85               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WFFG9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.85               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WMDC5(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.06     $       1.00              --              --
Accumulation unit value at end of period                      $       0.94     $       1.06              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        250               94              --              --
Ratio of operating expense to average net assets                      1.40%            1.40%             --              --

SUBACCOUNT WMDC9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.89               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

YEAR ENDED DEC. 31,                                               1998              1997           1996            1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAC9(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WAVA5(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WAVA9(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFBA5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFBA9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFGR5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFGR9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFFG5(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS  2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WFFG9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS  2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WMDC5(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WMDC9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --



         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                               2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                $       0.51     $       0.61    $       1.00              --
Accumulation unit value at end of period                      $       0.36     $       0.51    $       0.61              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        967              723             260              --
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%             --

SUBACCOUNT WSMC9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.75               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WVAS5(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.88               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         55               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WVAS9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.88               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT EMU(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.23     $       1.17    $       1.05    $       1.00
Accumulation unit value at end of period                      $       1.07     $       1.23    $       1.17    $       1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        966              546             170              31
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WMSS9(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.87               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WINT5(2),(8) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.84               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        286               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WINT9(2),(8) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.83               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WSGI5(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.80               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WSGI9(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.80               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WSND5(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.73               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         20               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

YEAR ENDED DEC. 31,                                               1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WSMC9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WVAS5(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WVAS9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT EMU(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WMSS9(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WINT5(2),(8) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WINT9(2),(8) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WSGI5(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WSGI9(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WSND5(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                               2002            2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSND9(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.73               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WSTR5(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.93               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         11               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WSTR9(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.92               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT WSUT5(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.85               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          6               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WSUT9(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.85               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT  EPG(9) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.16     $       1.26    $       1.18    $       1.18
Accumulation unit value at end of period                      $       0.93     $       1.16    $       1.26    $       1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      5,706            6,280           6,616           4,302
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WGIN9(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.81               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT  WINC5(2) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       1.05               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          7               --              --              --
Ratio of operating expense to average net assets                      1.40%              --              --              --

SUBACCOUNT WINC9(2) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       1.05               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

SUBACCOUNT EPL(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                $       0.93     $       1.19    $       1.33    $       1.00
Accumulation unit value at end of period                      $       0.76     $       0.93    $       1.19    $       1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      1,856            1,775           2,192             347
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WIGR9(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CL ASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.84               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

YEAR ENDED DEC. 31,                                               1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSND9(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WSTR5(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WSTR9(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WSUT5(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WSUT9(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT  EPG(9) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --             --
Accumulation unit value at end of period                      $       1.18               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        239               --              --             --
Ratio of operating expense to average net assets                      1.40%              --              --             --

SUBACCOUNT WGIN9(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT  WINC5(2) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WINC9(2) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT EPL(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --

SUBACCOUNT WIGR9(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --             --
Accumulation unit value at end of period                                --               --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --             --
Ratio of operating expense to average net assets                        --               --              --             --



         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                               2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPT(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       0.92     $       1.40    $       1.48    $       1.00
Accumulation unit value at end of period                      $       0.63     $       0.92    $       1.40    $       1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        888              782             403               1
Ratio of operating expense to average net assets                      1.40%            1.40%           1.40%           1.40%

SUBACCOUNT WVIS9(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $       1.00               --              --              --
Accumulation unit value at end of period                      $       0.74               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                      1.80%              --              --              --

YEAR ENDED DEC. 31,                                               1998            1997             1996            1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPT(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --

SUBACCOUNT WVIS9(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                          --               --              --              --
Accumulation unit value at end of period                                --               --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         --               --              --              --
Ratio of operating expense to average net assets                        --               --              --              --


(1) Operations commenced on March 3, 2000.


(2) Operations commenced on March 1, 2002.

(3) Operations commenced on Feb. 21, 1995.

(4) Operations commenced on Aug. 26, 1999.

(5) Operations commenced on Oct. 29, 1997.

(6) Operations commenced on May 1, 2001.

(7) Operations commenced on Sept. 22, 1999.

(8) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(9) Operations commenced on Oct. 5, 1998.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find audited financial statements of American Enterprise Life later in the prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,


-  mortality and expense risk fee associated with EDB,


-  GMIB fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations for contract Option L that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,


-  mortality and expense risk fee associated with EDB, and


-  GMIB fee.


We may also show optional total return quotations for contract Option C that reflect selection of the ROP death benefit or the MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT     INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
WBCA5          AXP(R) Variable Portfolio -  Objective: long-term total return exceeding that   IDS Life Insurance
WBCA3          Blue Chip Advantage Fund     of the U.S. stock market. Invests primarily in     Company  (IDS Life),
SBCA1                                       blue chip stocks. Blue chip stocks are issued by   adviser;  American
WBCA1                                       companies with a market capitalization of at       Express Financial
WBCA9                                       least $1 billion, an established management, a     Corporation (AEFC),
                                            history of consistent earnings and a leading       subadviser.
                                            position within their respective industries.

ESI            AXP(R) Variable Portfolio -  Objective: high level of current income while      IDS Life, adviser; AEFC,
SBND2          Bond Fund  (effective        conserving the value of the investment and         subadviser.
SBND1          6-27-03  AXP(R) Variable     continuing a high level of income for the
WBND1          Portfolio - Bond Fund will   longest time period. Invests primarily in bonds
WBND9          change to AXP(R) Variable    and other debt obligations.
               Portfolio - Diversified
               Bond Fund)

EMS            AXP(R) Variable Portfolio -  Objective: maximum current income consistent       IDS Life, adviser; AEFC,
SCMG2          Cash Management Fund         with liquidity and stability of principal.         subadviser.
SCMG1                                       Invests primarily in money market securities.
WCMG1
WCMG9

WDEI5          AXP(R) Variable Portfolio -  Objective: high level of current income and, as    IDS Life, adviser; AEFC,
WDEI3          Diversified Equity  Income   a secondary goal, steady growth of capital.        subadviser.
SDEI1          Fund                         Invests primarily in dividend-paying common and
WDEI1                                       preferred stocks.
WDEI9

EIA            AXP(R) Variable Portfolio -  Objective: high current income, with capital       IDS Life, adviser; AEFC,
WEXI3          Extra Income Fund            growth as a secondary objective. Invests           subadviser.
SEXI1          (effective 6-27-03  AXP(R)   primarily in high-yielding, high-risk corporate
WEXI1          Variable Portfolio - Extra   bonds (junk bonds) issued by U.S. and foreign
WEXI9          Income Fund will change to   companies and governments.
               AXP(R) Variable Portfolio -
               High Yield  Bond Fund)

WFDI5          AXP(R) Variable Portfolio -  Objective: a high level of current income and      IDS Life, adviser; AEFC,
WFDI3          Federal Income Fund          safety of principal consistent with an             subadviser.
SFDI1          (effective 6-27-03  AXP(R)   investment in U.S. government and government
WFDI1          Variable Portfolio -         agency securities. Invests primarily in debt
WFDI9          Federal Income Fund will     obligations issued or guaranteed as to principal
               change to AXP(R) Variable    and interest by the U.S. government, its
               Portfolio - Short Term       agencies or instrumentalities.
               U.S. Government Fund)

EMG            AXP(R) Variable Portfolio -  Objective: maximum total investment return         IDS Life, adviser; AEFC,
SMGD2          Managed Fund                 through a combination of capital growth and        subadviser.
SMGD1                                       current income. Invests primarily in a
WMGD1                                       combination of common and preferred stocks,
WMGD9                                       convertible securities, bonds and other debt
                                            securities.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
EGD            AXP(R) Variable Portfolio -  Objective: long-term growth of capital. Invests    IDS Life, adviser; AEFC,
WNDM3          NEW DIMENSIONS FUND(R)       primarily in common stocks showing potential for   subadviser.
SNDM1                                       significant growth.
WNDM1
WNDM9

WSCA5          AXP(R) Variable Portfolio -  Objective: long-term capital growth. Invests       IDS Life, adviser; AEFC,
WSCA3          Small Cap Advantage Fund     primarily in equity stocks of small companies      subadviser; Kenwood
SSCA1                                       that are often included in the Russell 2000        Capital Management LLC,
WSCA1                                       Index and/or have market capitalization under      subadviser.
WSCA9                                       $2 billion.

WAAC5          AIM V.I. Capital             Objective: growth of capital. Invests principally  A I M Advisors, Inc.
WAAC3          Appreciation Fund, Series    in common stocks of companies likely to benefit
WAAC8          II Shares                    from new or innovative products, services or
WAAC1                                       processes as well as those with above-average
WAAC9                                       long-term growth and excellent prospects for
                                            future growth. The Fund may invest up to 25% of
                                            its assets in foreign securities.

WAVA5          AIM V.I. Premier Equity      Objective: long-term growth of capital with        A I M Advisors, Inc.
WAVA3          Fund, Series II Shares       income as a secondary objective. Invests
WAVA8                                       normally at least 80% of its net assets, plus
WAVA1                                       the amount of any borrowings for investment
WAVA9                                       purposes, in equity securities including
                                            convertible securities. The fund also may invest
                                            in preferred stocks and debt instruments that
                                            have prospects for growth of capital. The Fund
                                            may invest up to 25% of its assets in foreign
                                            securities.

WFBA5          Fidelity(R) VIP Balanced     Objective: seeks income and capital growth         Fidelity Management &
WFBA3          Portfolio Service Class 2    consistent with reasonable risk. Invests           Research Company (FMR),
WFBA8                                       approximately 60% of assets in stocks and other    investment manager; FMR
WFBA1                                       equity securities and the remainder in bonds and   U.K., FMR Far East and
WFBA9                                       other debt securities, including lower-quality     Fidelity Investments
                                            debt securities, when its outlook is neutral.      Money Market Management
                                            Invests at least 25% of total assets in            Inc. (FIMM),
                                            fixed-income senior securities (including debt     sub-investment advisers.
                                            securities and preferred stock). The fund
                                            invests in domestic and foreign issuers.

WFGR5          Fidelity(R) VIP Growth       Objective: seeks to achieve capital                FMR, investment manager;
WFGR3          Portfolio Service Class 2    appreciation. Normally invests primarily in        FMR U.K., FMR Far East,
WFGR8                                       common stocks of foreign and domestic companies    sub-investment advisers.
WFGR1                                       that it believes have above-average growth
WFGR9                                       potential.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
WFFG5          Fidelity(R) VIP Growth &     Objective: seeks high total return through a       FMR, investment manager;
WFFG3          Income Portfolio  Service    combination of current income and capital          FMR U.K., FMR Far East,
WFFG8          Class 2                      appreciation. Normally invests a majority of       sub-investment advisers.
WFFG1                                       assets in common stocks of foreign and domestic
WFFG9                                       issuers with a focus on those that pay current
                                            dividends and show potential for capital
                                            appreciation. May invest in bonds, including
                                            lower-quality debt securities, as well as stocks
                                            that are not currently paying dividends, but
                                            offer prospects for future income or capital
                                            appreciation.

WMDC5          Fidelity(R) VIP Mid Cap      Objective: seeks long-term growth of capital.      FMR, investment manager;
WMDC3          Portfolio Service Class 2    Normally invests at least 80% of assets in         FMR U.K., FMR Far East,
WMDC8                                       securities of foreign and domestic companies       sub-investment advisers.
WMDC1                                       with medium market capitalization common stocks.
WMDC9                                       Invests in growth or value common common stocks.
                                            May invest in companies with smaller or larger
                                            market capitalizations.

WSMC5          FTVIPT Franklin Small Cap    Objective: seeks long-term capital growth. The     Franklin Advisers, Inc.
WMSC3          Fund - Class 2               Fund normally invests at least 80% of its net
WMSC8                                       assets in investments of small capitalization
WSMC1                                       companies. For this Fund, small cap companies
WSMC9                                       are those with market capitalization values not
                                            exceeding  (i) $1.5 billion; or (ii) the highest
                                            market capitalization value in the Russell 2000(R)
                                            Index, whichever is greater, at the time of
                                            purchase.

WVAS5          FTVIPT Franklin Small Cap    Objective: seeks long-term total return. The       Franklin Advisory Services,
WVAS3          Value Securities Fund -      Fund normally invests at least 80% of its net      LLC
WVAS8          Class 2                      assets in investments of small capitalization
WVAS1                                       companies. For this Fund, small cap companies
WVAS9                                       are those with market cap values not exceeding
                                            $2.5 billion, at the time of purchase. The
                                            Fund's manager invests in small companies that it
                                            believes are undervalued.

EMU            FTVIPT Mutual Shares         Objective: seeks capital appreciation, with        Franklin Mutual Advisers, LLC
WMSS3          Securities Fund - Class 2    income as a secondary goal. The Fund normally
SMSS1                                       invests mainly in U.S. equity securities that
WMSS1                                       the Fund's manager believes are available at
WMSS9                                       market prices less than their intrinsic value on
                                            certain recognized or objective criteria,
                                            including undervalued stocks, re-structuring
                                            companies and distressed companies.

WINT5          FTVIPT Templeton Foreign     Objective: seeks long-term capital growth. The     Templeton Investment Counsel,
WINT3          Securities Fund - Class 2    Fund normally invests at least 80% of its net      LLC
WINT8                                       assets in investments, primarily equity
WINT1                                       securities, of issuers located outside the U.S.,
WINT9                                       including those in emerging markets.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
WSGI5          MFS(R) Investors Trust       Objective: long-term growth of capital with a      MFS Investment Management(R)
WSGI3          Series - Service Class       secondary objective to seek reasonable current
WSGI8                                       income. Invests primarily in common stocks and
WSGI1                                       related securities, such as preferred stocks,
WSGI9                                       convertible securities and depository receipts
                                            for those securities.

WSND5          MFS(R) New Discovery Series  Objective: capital appreciation. Invests in at     MFS Investment Management(R)
WSND3          - Service Class              least 65% of its net assets in equity securities
WSND8                                       of emerging growth companies.
WSND1
WSND9

WSTR5          MFS(R) Total Return Series   Objective: above-average income                    MFS Investment Management(R)
WSTR3          - Service Class              consistent with the prudent employment of
WSTR8                                       capital, with growth of capital and income as a
WSTR1                                       secondary objective. Invests primarily in a
WSTR9                                       combination of equity and fixed income
                                            securities.

WSUT5          MFS(R) Utilities Series -    Objective: capital growth and current income.      MFS Investment Management(R)
WSUT3          Service Class                Invests primarily in equity and debt securities
WSUT8                                       of domestic and foreign companies in the
WSUT1                                       utilities industry.
WSUT9

EPG            Putnam VT Growth and         Objective: capital growth and current income.      Putnam Investment
WGIN3          Income Fund -  Class IB      The fund pursues its goal by investing mainly in   Management, LLC
WGIN8          Shares                       common stocks of U.S. companies with a focus on
WGIN1                                       value stocks that offer the potential for capital
WGIN9                                       growth, current income or both.

WINC5          Putnam VT Income Fund -      Objective: high current income consistent with     Putnam Investment
WINC3          Class IB Shares              what Putnam Investment Management, LLC believes    Management, LLC
WINC8                                       to be prudent risk. The fund pursues its goal by
WINC1                                       investing mainly in bonds that (i) are
WINC9                                       obligations of corporations and governments
                                            worldwide denominated in U.S. dollars, (ii) are
                                            either investment-grade or below investment-grade
                                            (junk bonds) and (iii) have intermediate to
                                            long-term maturities (three years or longer).

EPL            Putnam VT International      Objective: capital appreciation. The fund          Putnam Investment
WIGR3          Equity Fund -  Class IB      pursues its goal by investing mainly in common     Management, LLC
WIGR8          Shares (previously Putnam    stocks of companies outside the United States.
WIGR1          VT International Growth
WIGR9          Fund - Class IB Shares)

EPT            Putnam VT Vista Fund -       Objective: capital appreciation. The fund          Putnam Investment
WVIS3          Class IB Shares              pursues its goal by investing mainly in common     Management, LLC
WVIS8                                       stocks of U.S. companies with a focus on growth
WVIS1                                       stocks.
WVIS9


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


Investment in the GPAs is not available under contract Option C(1). GPAs are also not available under either contract option in Maryland.

For contract Option L, you may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs for contract Option C has been filed in the various states in which the contract is offered.
    Please check with your sales representative to determine if this restriction applies to your state.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                       IF YOUR GPA RATE IS:                THE MVA IS:

               Less than the new GPA rate + 0.10%           Negative

               Equal to the new GPA rate + 0.10%                Zero

               Greater than the new GPA rate + 0.10%        Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(     1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                                ------------
                                1 + j + .001


   Where   i = rate earned in the GPA from which amounts are being transferred or withdrawn.

           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045      )(TO THE POWER OF 84/12) - 1] = -$39.28
               --------------
               1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(      1.045     )(TO THE POWER OF 84/12) - 1] = $27.21
               --------------
               1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% due to the withdrawal charge schedule under contract Option L. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge schedule under contract Option L), unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


Investment in the one-year fixed account is not available under contract Option C(1).

For contract Option L, you may also allocate purchase payments and transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


(1) For applications dated May 1, 2003 or after. Restriction of investment in the one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):


-  contract Option L or Option C;


-  a death benefit option(1);

-  the optional Benefit Protector Death Benefit Rider(2);

-  the optional Benefit Protector Plus Death Benefit Rider(2);


-  the optional Guaranteed Minimum Income Benefit Rider(3);

- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);

-  how you want to make purchase payments; and

-  a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select from either the ROP death benefit, MAV death benefit or EDB. If you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. EDB may not be available in all states.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account under contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine whether this restriction applies to your state. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM PURCHASE PAYMENTS

   If paying by SIP:                         $50 initial payment.
                                             $50 for additional payments.
   If paying by any other method:            $10,000 initial payment.
                                             $100 for additional payments.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS*

   (without prior approval):                 $1,000,000 for issue ages up to 85.
                                             $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP
Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.


If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:


                                           CONTRACT OPTION L          CONTRACT OPTION C
ROP death benefit(1):                            1.25%                      1.35%
MAV death benefit(1):                            1.35                       1.45
EDB(1):                                          1.55                       1.65



(1) If you and the annuitant are 79 or younger at contract issue, you may select from any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it(3). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

                    CONTRACT YEAR FOR CONTRACT OPTION L       WITHDRAWAL CHARGE PERCENTAGE
                                  1-2                                         8%

                                    3                                         7

                                    4                                         6

                                    5 and later                               0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                $1,000 = $1,075.27
   ----------------------------    OR    ------
    1.00 - WITHDRAWAL CHARGE              .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF WITHDRAWAL CHARGES We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

-  contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period; and

-  death benefits.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-  plus interest credited;


- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;


-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-  minus any prorated portion of the GMIB fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges (for contract Option L);

-  a prorated portion of the contract administrative charge;

-  a prorated portion of the Benefit Protector fee (if applicable);

-  a prorated portion of the Benefit Protector Plus fee (if applicable); and/or

-  a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                        NUMBER
                                                        AMOUNT       ACCUMULATION      OF UNITS
                                            MONTH      INVESTED       UNIT VALUE       PURCHASED
By investing an equal number
of dollars each month...                    Jan        $    100      $         20        5.00

                                            Feb             100                18        5.56

you automatically buy more                  Mar             100                17        5.88
units when the per unit market
price is low...                    ---->    Apr             100                15        6.67

                                            May             100                16        6.25

                                            Jun             100                18        5.56

                                            Jul             100                17        5.88

                                            Aug             100                19        5.26
and fewer units when the per
unit market price is high.         ---->    Sept            100                21        4.76

                                            Oct             100                20        5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or subaccounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT


Transfers or withdrawals:   $100 monthly

                            $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-  Return of Purchase Payment (ROP) death benefit;

-  Maximum Anniversary Value (MAV) death benefit; and

-  Enhanced Death Benefit Rider (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select the GMIB you must elect the EDB. Once you elect a death benefit, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.


   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW X DB
                                                                   -------
                                                                     CV


       PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).

       DB = the death benefit on the date of (but prior to) the partial withdrawal.

       CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-  On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2005 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2005 as follows:



   Contract value at death:                                                     $ 23,000.00
                                                                                ===========
   Purchase payments minus adjusted partial withdrawals:

      Total purchase payments:                                                  $ 25,000.00
      minus adjusted partial withdrawals calculated as:

            1,500 X 25,000  =                                                     -1,704.55
            --------------                                                      -----------
                22,000

      for a death benefit of:                                                   $ 23,295.45
                                                                                ===========
   ROP death benefit, calculated as the greatest of these two values:           $ 23,295.45


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value that we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2004 as follows:



   Contract value at death:                                                     $ 20,500.00
                                                                                ===========
   Purchase payments minus adjusted partial withdrawals:
      Total purchase payments                                                   $ 20,000.00
      minus adjusted partial withdrawals, calculated as:
            $1,500 X $20,000   =                                                  -1,363.64
            ----------------                                                    -----------
                $22,000

      for a ROP death benefit of:                                               $ 18,636.36
                                                                                ===========
   The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
      The MAV on the immediately preceding anniversary:                         $ 29,000.00
      plus purchase payments made since that anniversary:                             +0.00
      minus adjusted partial withdrawals made since that anniversary, calculated as:
            $1,500 X $29,000  =                                                   -1,977.27
            ----------------                                                    -----------
                $22,000

      for a MAV death benefit of:                                               $ 27,022.73
                                                                                ===========
   The MAV death benefit, calculated as the greatest of
   these three values, which is the MAV:                                        $ 27,022.73


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT RIDER

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If it is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time you purchase your contract. If you select the GMIB you must select the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1. contract value;

2. total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                                 PWT X VAF
  5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =   ---------
                                                                    SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

       VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

        SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2004 is calculated as follows:



  Contract value at death:                                                      $ 22,800.00
                                                                                ===========
  Purchase payments minus adjusted partial withdrawals:
      Total purchase payments:                                                  $ 25,000.00
      minus adjusted partial withdrawals, calculated as:
            $1,500 X $25,000   =                                                  -1,543.21
            ----------------                                                    -----------
                $24,300

      for a ROP death benefit of:                                               $ 23,456.79
                                                                                ===========


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

   The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
      The MAV on the immediately preceding anniversary:                         $ 25,000.00
      plus purchase payments made since that anniversary:                             +0.00
      minus adjusted partial withdrawals made since that
      anniversary, calculated as:
            $1,500 X $25,000   =                                                  -1,543.21
            ----------------                                                    -----------
                $24,300

      for a MAV death benefit of:                                               $ 23,456.79
                                                                                ===========
   The 5% rising floor:
      The variable account floor on Jan. 1, 2004,
      calculated as: 1.05 X $20,000 =                                           $ 21,000.00
      plus amounts allocated to the subaccounts since that anniversary:               +0.00
      minus the 5% rising floor adjusted partial withdrawal
      from the subaccounts, calculated as:
            $1,500 X $21,000   =                                                $ -1,657.89
            ----------------                                                    -----------
                $19,000

      variable account floor benefit:                                           $ 19,342.11
      plus the one-year fixed account value:                                      +5,300.00
      5% rising floor (value of the GPAs, one-year fixed account
      and the variable account floor):                                          $ 24,642.11
                                                                                ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                                  $ 24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or the EDB. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



   MAV death benefit (contract value):                                          $   110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death
      (MAV death benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                -----------
   Total death benefit of:                                                      $   114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

   MAV death benefit (MAV):                                                     $   110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                -----------
   Total death benefit of:                                                      $   114,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



   MAV death benefit (MAV adjusted for partial withdrawals):                    $    57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                                                   +1,048
                                                                                -----------
   Total death benefit of:                                                      $    58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



   MAV death benefit (contract value):                                          $   200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                          +55,000
                                                                                -----------
   Total death benefit of:                                                      $   255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



   MAV death benefit (contract value):                                          $   250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                          +55,000
                                                                                -----------
   Total death benefit of:                                                      $   305,000


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:


   MAV death benefit (contract value):                                          $   250,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                +58,000
                                                                                -----------
   Total death benefit of:                                                      $   308,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange, or rollover. You may not select this rider if you select the Benefit Protector or the EDB. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                  PERCENTAGE IF YOU AND THE ANNUITANT ARE      PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE     70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                    0%                                                0%

Three and Four                10%                                             3.75%

Five or more                  20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-  the ROP death benefit (see "Benefits in Case of Death") PLUS


                  IF YOU AND THE ANNUITANT ARE UNDER           IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR     AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...   OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One               Zero                                         Zero

Two               40% X earnings at death (see above)          15% X earnings at death

Three & Four      40% X (earnings at death + 25% of initial    15% X (earnings at death + 25% of initial
                  purchase payment*)                           purchase payment*)

Five or more      40% X (earnings at death + 50% of initial    15% X (earnings at death + 50% of initial
                  purchase payment*)                           purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



   MAV death benefit (contract value):                                                   $ 110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV death benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                        +4,000
                                                                                         ---------
   Total death benefit of:                                                               $ 114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

   MAV death benefit (MAV):                                                              $ 110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                        +4,000
   plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $100,000 =                                      +10,000
                                                                                         ---------
   Total death benefit of:                                                               $ 124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



   MAV death benefit (MAV adjusted for partial withdrawals):                             $  57,619
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                          +1,048
   plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $55,000 =                                        +5,500
                                                                                         ---------
   Total death benefit of:                                                               $  64,167



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



   MAV death benefit (contract value):                                                   $ 200,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old                                                       +55,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                       +11,000
                                                                                         ---------
   Total death benefit of:                                                               $ 266,000


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



   MAV death benefit (contract value):                                                   $ 250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old                                                       +55,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                       +11,000
                                                                                         ---------
   Total death benefit of:                                                               $ 316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



   MAV death benefit (contract value):                                                   $ 250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (death benefit Option B minus payments not previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                       +58,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                       +11,000
                                                                                         ---------
   Total death benefit of:                                                               $ 319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 10 years*,


- the GMIB terminates** on the contract anniversary after the annuitant's 86th birthday,


-  you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-  there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

** The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit to your contract for an additional annual charge which we describe below. If you select the GMIB, you must elect the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances, we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: For contract Option L, you may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. For contract Option C, you may allocate payments to the subaccounts. We reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of these four values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

   PMT X (1.05)(TO THE POWER OF CY)

      CY = the full number of contract years the payment has been in the contract.


EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity -- no refund

-  you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i)
   -----------------  =  P SUB(t)
         1.05

      P SUB(t-1) = prior annuity payout
      P SUB(t)   = current annuity payout
      i          = annualized subaccount performance





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.



TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-  You may terminate the rider any time after the tenth rider anniversary.

-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.


- The rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all your purchase payments to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                 GMIB
ANNIVERSARY                       CONTRACT VALUE       MAV        5% RISING FLOOR    BENEFIT BASE
 1                                $      107,000    $  107,000    $       105,000
 2                                       125,000       125,000            110,250
 3                                       132,000       132,000            115,763
 4                                       150,000       150,000            121,551
 5                                        85,000       150,000            127,628
 6                                       120,000       150,000            134,010
 7                                       138,000       150,000            140,710
 8                                       152,000       152,000            147,746
 9                                       139,000       152,000            155,133
10                                       126,000       152,000            162,889    $    162,889
11                                       138,000       152,000            171,034         171,034
12                                       147,000       152,000            179,586         179,586
13                                       163,000       163,000            188,565         188,565
14                                       159,000       163,000            197,993         197,993
15                                       212,000       212,000            207,893         212,000




         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                  GMIB                    LIFE ANNUITY --    LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE              BENEFIT BASE                  NO REFUND        TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                   $ 162,889 (5% rising floor)      $    842.14          $    820.96              $  672.73
 15                     212,000 (MAV)                     1,255.04             1,195.68                 970.96



The payouts above are shown at guaranteed annuity rates of 3% stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                                          LIFE ANNUITY --    LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE                       CONTRACT VALUE       NO REFUND       TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                                 $  126,000          $   651.42          $   635.04               $  520.38
 15                                    212,000            1,255.04            1,195.68                  970.96



At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We calculate the fee as follows:


   BB + AT - FAV

      BB = the GMIB benefit base.

      AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

   PT X VAT
   --------
     SVT

      PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary.

     VAT = variable account floor on the date of (but prior to) the transfer.

     SVT = value of the subaccounts on the date of (but prior to) the transfer.

     FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.


-  You make no transfers or partial withdrawals.


CONTRACT                                                    GMIB FEE             VALUE ON WHICH WE                GMIB FEE
ANNIVERSARY                              CONTRACT VALUE    PERCENTAGE            BASE THE GMIB FEE             CHARGED TO YOU
 1                                         $  80,000          0.70%       5% rising floor = $100,000 X 1.05       $   735
 2                                           150,000          0.70%       Contract value = $150,000                 1,050
 3                                           102,000          0.70%       MAV = $150,000                            1,050


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). Under both contract Option L and Option C, you may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payout are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay an IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of eligible hardship; or

-  the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.




         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change; o the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.




         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.


American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.





         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS
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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                             2002           2001           2000           1999          1998
--------------------------------------------------------------------------------------------------------------
Net investment income               $   292,067    $   271,718    $   299,759   $   322,746   $   340,219
Net gain (loss) on investments                3        (89,920)           469         6,565        (4,788)
Other                                    18,906         16,245         12,248         8,338         7,662
TOTAL REVENUES                      $   310,976    $   198,043    $   312,476   $   337,649   $   343,093
(LOSS) INCOME BEFORE INCOME TAXES   $   (52,177)   $   (63,936)   $    38,452   $    50,662   $    36,421
NET (LOSS) INCOME                   $   (33,690)   $   (41,728)   $    24,365   $    33,987   $    22,026
TOTAL ASSETS                        $ 8,026,730    $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.


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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express FlexChoice(SM) Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 14
Rating Agencies                                                            p. 15
Principal Underwriter                                                      p. 15
Independent Auditors                                                       p. 15
Condensed Financial Information (Unaudited)                                p. 16
Financial Statements


         AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45271 D (5/03)

PROSPECTUS
MAY 1, 2003


WELLS FARGO


ADVANTAGE(R) CHOICE VARIABLE ANNUITY

CONTRACT OPTION L: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

- American Express(R) Variable Portfolio Funds

- AIM Variable Insurance Funds, Series I Shares

- The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

- Fidelity(R) Variable Insurance Products Service Class 2


- Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust

- MFS(R) Variable Insurance Trust(SM) - Initial Class

- Oppenheimer Variable Account Funds - Service Shares

- Putnam Variable Trust - Class IB Shares

- Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          17
PERFORMANCE INFORMATION                                                       18
THE VARIABLE ACCOUNT AND THE FUNDS                                            19
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                          26
THE ONE-YEAR FIXED ACCOUNT                                                    28
BUYING YOUR CONTRACT                                                          29
CHARGES                                                                       30
VALUING YOUR INVESTMENT                                                       33
MAKING THE MOST OF YOUR CONTRACT                                              34
WITHDRAWALS                                                                   38
TSA - SPECIAL WITHDRAWAL PROVISIONS                                           38
CHANGING OWNERSHIP                                                            38
BENEFITS IN CASE OF DEATH                                                     39
OPTIONAL BENEFITS                                                             44
THE ANNUITY PAYOUT PERIOD                                                     52
TAXES                                                                         54
VOTING RIGHTS                                                                 56
SUBSTITUTION OF INVESTMENTS                                                   56
ABOUT THE SERVICE PROVIDERS                                                   57
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         58
ADDITIONAL INFORMATION                                                        63
EXPERTS                                                                       63
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              64
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  78


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS
THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and AEL refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: This prospectus describes two contracts. Contract Option L offers a four year withdrawal charge schedule and investment options in the GPAs, one-year fixed account and/or the subaccounts. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and allows investment in the subaccounts only(1). The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. For contract Option L, you may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts. For contract Option C, you may allocate purchase payments to the subaccounts. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: You may allocate purchase payments to the GPAs, one-year fixed account and/or the subaccounts depending on the contract option you select.

If you select contract Option L, you may allocate your purchase payments among any or all of:

  - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

  - the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 26 and p. 28)

If you select contract Option C, you may allocate purchase payments to the subaccounts only.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and investment options. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 29)


- Minimum purchase payment:
    for Systematic Investment Plans:
      $50 initial payment.
      $50 for additional payments.
    for all other payment plans:
      $10,000 initial payment.
      $100 for additional payments.


- Maximum total purchase payments* (without prior approval):
      $1,000,000 for issue ages up to 85.

      $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 36)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions apply to participants in TSAs. (p. 38)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 39)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 44)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 52)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 54)

CHARGES: We assess certain charges in connection with your contract (p. 30):

- $40 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(2);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(2);

- if you select the Guaranteed Minimum Income Benefit Rider (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base(3);


- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

- the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                        VARIABLE ACCOUNT      TOTAL MORTALITY AND   TOTAL VARIABLE
IF YOU SELECT CONTRACT OPTION L AND:                  ADMINISTRATIVE CHARGE    EXPENSE RISK FEE     ACCOUNT EXPENSES
Return of Purchase Payments (ROP) death benefit(4)            0.15%                 1.25%                 1.40%
Maximum Anniversary Value (MAV) death benefit(4)              0.15                  1.35                  1.50
Enhanced Death Benefit (EDB)(4)                               0.15                  1.55                  1.70

IF YOU SELECT CONTRACT OPTION C AND:
ROP death benefit(4)                                          0.15                  1.35                  1.50
MAV death benefit(4)                                          0.15                  1.45                  1.60
EDB(4)                                                        0.15                  1.65                  1.80



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. If you or the annuitant are 80 or older at contract issue the ROP death benefit will apply. EDB may not be available in all states.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSE THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of the amount withdrawn)


You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.


                    CONTRACT YEAR FOR CONTRACT OPTION L                        WITHDRAWAL CHARGE PERCENTAGE
                                    1-2                                                     8%
                                    3                                                       7
                                    4                                                       6
                                    5 and later                                             0


A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



PERIODIC EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                       $ 40
(We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.)

BENEFIT PROTECTORSM DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                             0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTORSM PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                   0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                          0.70%*
(As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)


You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                        VARIABLE ACCOUNT     TOTAL MORTALITY AND    TOTAL VARIABLE
IF YOU SELECT CONTRACT OPTION L AND:                  ADMINISTRATIVE CHARGE   EXPENSE RISK FEE     ACCOUNT EXPENSES
ROP DEATH BENEFIT                                             0.15%                 1.25%                 1.40%
MAV DEATH BENEFIT                                             0.15                  1.35                  1.50
EDB                                                           0.15                  1.55                  1.70

IF YOU SELECT CONTRACT OPTION C AND:
ROP DEATH BENEFIT                                             0.15                  1.35                  1.50
MAV DEATH BENEFIT                                             0.15                  1.45                  1.60
EDB                                                           0.15                  1.65                  1.80


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE END OF THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                     MINIMUM         MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements            .78%           3.14%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                      GROSS TOTAL
                                                                                  MANAGEMENT    12b-1       OTHER        ANNUAL
                                                                                     FEES        FEES      EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                                        .53%        .13%        .13%        .79%(1)
      Capital Resource Fund                                                           .62         .13         .05         .80(1)
      Diversified Equity Income Fund                                                  .56         .13         .18         .87(1)
      Extra Income Fund                                                               .62         .13         .08         .83(1)
      Federal Income Fund                                                             .61         .13         .09         .83(1)
      NEW DIMENSIONS FUND(R)                                                          .61         .13         .05         .79(1)
      Partners Small Cap Value Fund                                                  1.03         .13         .32        1.48(1)
      Small Cap Advantage Fund                                                        .73         .13         .25        1.11(1)
AIM V.I
      Capital Appreciation Fund, Series I Shares                                      .61          --         .24         .85(2)
      Premier Equity Fund, Series I Shares                                            .61          --         .24         .85(2)
Dreyfus
      The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class        .75          --         .05         .80(3)
Fidelity(R) VIP
      Dynamic Capital Appreciation Portfolio Service Class 2                          .58         .25        1.96        2.79(4)
      High Income Portfolio Service Class 2                                           .58         .25         .14         .97(5)
      Mid Cap Portfolio Service Class 2                                               .58         .25         .12         .95(5)
FTVIPT
      Franklin Income Securities Fund - Class 2                                       .50         .25         .03         .78(6),(7)
      Franklin Real Estate Fund - Class 2                                             .53         .25         .04         .82(6),(7)
      Franklin Small Cap Fund - Class 2                                               .53         .25         .31        1.09(7),(8)
      Franklin Small Cap Value Securities Fund - Class 2                              .59         .25         .20        1.04(7),(8)
      Mutual Shares Securities Fund - Class 2                                         .60         .25         .21        1.06(7),(8)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                                       .70          --         .16         .86(9)
      Mid Cap Value Fund                                                              .80          --         .13         .93(9)
MFS(R)
      Investors Trust Series - Initial Class                                          .75          --         .13         .88(10)
      Utilities Series - Initial Class                                                .75          --         .19         .94(10)
Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                                       .65         .23         .02         .90(11)
      Strategic Bond Fund/VA, Service Shares                                          .74         .25         .07        1.06(11)


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                      GROSS TOTAL
                                                                                 MANAGEMENT      12b-1       OTHER       ANNUAL
                                                                                    FEES         FEES       EXPENSES    EXPENSES
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                                .70%        .25%        .13%       1.08%(5)
      Putnam VT International Equity Fund - Class IB Shares                           .77         .25         .22        1.24(5)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                                          .64         .25         .10         .99(5)
Wells Fargo VT
      Asset Allocation Fund                                                           .55         .25         .23        1.03(12)
      Equity Income Fund                                                              .55         .25         .30        1.10(12)
      Equity Value Fund                                                               .55         .25         .48        1.28(12)
      Growth Fund                                                                     .55         .25         .35        1.15(12)
      International Equity Fund                                                       .75         .25        2.14        3.14(12)
      Large Company Growth Fund                                                       .55         .25         .29        1.09(12)
      Money Market Fund                                                               .40         .25         .32         .97(12)
      Small Cap Growth Fund                                                           .75         .25         .33        1.33(12)
      Total Return Bond Fund                                                          .45         .25         .33        1.03(12)
      (previously Wells Fargo VT Corporate Bond Fund)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) These expenses are for the Initial Share Class for the fiscal year ended Dec. 31, 2002. Actual expenses in future years may be higher or lower than the expenses shown.

(4) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. After this reimbursement, "Other expenses," and "Gross total annual expenses" would have been 0.92% and 1.75% Fidelity(R) VIP - Dynamic Capital Appreciation Portfolio Service Class 2.

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(9) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(10) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal 0.93% for Utilities Series.

(11) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(12) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0.20% and 1.00% for Wells Fargo VT Equity Income Fund, 0.20% and 1.00% for Wells Fargo VT Equity Value Fund, 0.20% and 1.00% for Wells Fargo VT Growth Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund, 0.20% and 1.00% for Well Fargo VT Large Company Growth Fund, 0.10% and 0.75% for Wells Fargo VT Money Market Fund 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund and 0.20% and 0.90% for Wells Fargo VT Total Return Bond Fund.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the EDB and the GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                                          1 YEAR     3 YEARS      5 YEARS     10 YEARS   1 YEAR     3 YEARS    5 YEARS     10 YEARS
Contract Option L with EDB              $ 1,371.76  $ 2,416.08  $ 2,887.42  $ 5,768.35  $ 578.01  $ 1,733.23  $ 2,887.42  $ 5,768.35
Contract Option C with EDB                  588.26    1,762.16    2,932.61    5,843.64    588.26    1,762.16    2,932.61    5,843.64



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                              IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
                                          1 YEAR     3 YEARS      5 YEARS     10 YEARS   1 YEAR     3 YEARS    5 YEARS    10 YEARS
Contract Option L with ROP death        $ 1,053.31  $ 1,472.22  $ 1,223.14  $ 2,619.29  $ 231.86  $ 714.38    $ 1,223.14  $ 2,619.29
  benefit
Contract Option C with ROP death            242.11      745.21    1,274.59    2,722.24    242.11    745.21      1,274.59    2,722.24
  benefit



* In these examples, the $40 contract administrative charge is approximated as a .082% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period       $  0.75   $   .91   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.57   $  0.75   $  0.91        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            157       118         5        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WBCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.78        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT ECR(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period       $  1.53   $  1.89   $  2.33   $  1.91   $  1.56   $  1.27   $  1.20   $  1.00
Accumulation unit value at end of period             $  1.18   $  1.53   $  1.89   $  2.33   $  1.91   $  1.56   $  1.27   $  1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                          5,116     6,019     6,358     5,864     5,163     3,813     2,350       818
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT WCAR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period       $  0.67   $  0.83   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.51   $  0.67   $  0.83        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.09   $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.87   $  1.09   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            238       115         7        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WDEI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.80        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT EIA(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period       $  0.93   $  0.90   $  1.00   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.85   $  0.93   $  0.90   $  1.00        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,403     5,449       556         8        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WEXI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period       $  1.11   $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.16   $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            248       117        39        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT  EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  1.27   $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --        --
Accumulation unit value at end of period             $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,938     4,237     3,717     2,141     1,108        69        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%       --        --

SUBACCOUNT WNDM9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT  WSVA5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             35        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT  WSVA9(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT  WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period       $  0.83   $  0.90   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.68   $  0.83   $  0.90        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            173        89        16        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WSCA9(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT ECA(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period       $  0.95   $  1.26   $  1.43   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.71   $  0.95   $  1.26   $  1.43        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,287     4,269     3,037        57        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period       $  0.57   $  0.75   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.42   $  0.57   $  0.75        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            503       517       208        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT EVA(8) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period       $  1.25   $  1.45   $  1.72   $  1.34   $  1.03   $  1.00        --        --
Accumulation unit value at end of period             $  0.86   $  1.25   $  1.45   $  1.72   $  1.34   $  1.03        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         10,223    11,706    11,388     5,638     1,779        66        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%       --        --

SUBACCOUNT WVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period       $  0.69   $  0.81   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.48   $  0.69   $  0.81        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,391     1,830     1,087        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESR(4) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period       $  0.82   $  1.08   $  1.23   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.58   $  0.82   $  1.08   $  1.23        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            431       434       423       123        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WSRG1(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period       $  0.68   $  0.90   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.48   $  0.68   $  0.90        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             71       384       364        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WDYC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  0.95   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.87   $  0.95        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              7         1        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%       --        --        --        --        --        --

SUBACCOUNT WDYC1(9) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  0.95   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.86   $  0.95        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%       --        --        --        --        --        --

SUBACCOUNT WHIP5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  0.91   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93   $  0.91        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             24         3        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%       --        --        --        --        --        --

SUBACCOUNT WHIP1(9) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  0.91   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92   $  0.91        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             59        43        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%       --        --        --        --        --        --

SUBACCOUNT WMDC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            250        94        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%       --        --        --        --        --        --

SUBACCOUNT WMDC9(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.89        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WISE5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  0.99   $  0.99   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.97   $  0.99   $  0.99        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            224       101        34        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WISE1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  0.98   $  0.99   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.96   $  0.98   $  0.99        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            777       413       157        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT ERE(10) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.33   $  1.25   $  0.97   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.34   $  1.33   $  1.25   $  0.97        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            542       325       202         1        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.25   $  1.18   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.26   $  1.25   $  1.18        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            334       125         6        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  0.51   $  0.61   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.36   $  0.51   $  0.61        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            967       723       260        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WSMC9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.75        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WVAS5(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.88        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             55        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WVAS9(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.88        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT EMU(10) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.23   $  1.17   $  1.05   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.07   $  1.23   $  1.17   $  1.05        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            966       546       170        31        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WMSS9(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.87        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT JUS(10) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period       $  0.87   $  1.00   $  1.12   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.67   $  0.87   $  1.00   $  1.12        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,109     1,183     1,247       480        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WUSE1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period       $  0.79   $  0.91   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.61   $  0.79   $  0.91        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            391       286       102        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT JMC(11) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.40   $  1.26   $  0.98   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.31   $  1.40   $  1.26   $  0.98        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            423       280        64        79        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WMCV1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.56   $  1.41   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.46   $  1.56   $  1.41        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            386       321        60        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS5(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period       $  0.84   $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.66   $  0.84   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            346       219        67        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WGIS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period       $  0.84   $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.65   $  0.84   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            166       151        15        --        --        --        --        --
Ratio of operating expenses to average net assets       1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT EUT(10) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period       $  0.95   $  1.27   $  1.20   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.72   $  0.95   $  1.27   $  1.20        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,205     2,550     1,939        30        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period       $  0.63   $  0.85   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.48   $  0.63   $  0.85        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            721       713       171        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WOGS5(6) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.77        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WOGS9(12) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WSTB5(6) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WSTB9(12) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WHSC5(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WHSC9(12) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT EPL(10) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  0.93   $  1.19   $  1.33   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.76   $  0.93   $  1.19   $  1.33        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,856     1,775     2,191       347        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR9(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.84        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT EPT(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  0.92   $  1.40   $  1.48   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.63   $  0.92   $  1.40   $  1.48        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            888       782       403         1        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WVIS9(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.74        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.80%       --        --        --        --        --        --        --

SUBACCOUNT WAAL5(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period       $  0.90   $  0.99   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.78   $  0.90   $  0.99        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,043       580       201        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WAAL1(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period       $  0.90   $  0.98   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.77   $  0.90   $  0.98        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,230     1,777       480        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WEQI5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.05   $  1.13   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.84   $  1.05   $  1.13        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            922       553       180        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WEQI1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.05   $  1.12   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.83   $  1.05   $  1.12        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            993       522       104        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WEQV5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period       $  1.01   $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.75   $  1.01   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            158       119        14        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WEQV1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period       $  1.00   $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.75   $  1.00   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            336       307       136        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WGRO5(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period       $  0.69   $  0.87   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.51   $  0.69   $  0.87        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            233       190       151        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WGRO1(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period       $  0.69   $  0.87   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.50   $  0.69   $  0.87        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            152        95        42        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                   2002      2001      2000      1999      1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ5(13) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period       $  0.73   $  0.89   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.56   $  0.73   $  0.89        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             89        60        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WIEQ1(13) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period       $  0.73   $  0.89   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.56   $  0.73   $  0.89        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            140        62         6        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WLCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period       $  0.74   $  0.95   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.53   $  0.74   $  0.95        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,281     2,046       887        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WLCG1(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period       $  0.74   $  0.95   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.52   $  0.74   $  0.95        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,190     2,622     1,011        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WMMK5(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period       $  1.05   $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.05   $  1.05   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            596       712       309        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WMMK1(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period       $  1.04   $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.04   $  1.04   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,248     1,117       404        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WSCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period       $  0.42   $  0.56   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.25   $  0.42   $  0.56        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,243     1,146       278        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WSCG1(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period       $  0.41   $  0.56   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.25   $  0.41   $  0.56        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            976       911       445        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --

SUBACCOUNT WCBD5(1) (INVESTING IN SHARES OF  WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period       $  1.12   $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.19   $  1.12   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            167       155        54        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT WCBD1(1) (INVESTING IN SHARES OF  WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period       $  1.12   $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.18   $  1.12   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            579       548        68        --        --        --        --        --
Ratio of operating expense to average net assets        1.70%     1.70%     1.70%       --        --        --        --        --


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

(1) Operations commenced on March 3, 2000.

(2) Operations commenced on March 1, 2002.

(3) Operations commenced on Feb. 21, 1995.

(4) Operations commenced on Aug. 26, 1999.

(5) Operations commenced on Oct. 29, 1997.

(6) Operations commenced on May 1, 2002.

(7) Operations commenced on July 31, 2002.

(8) Operations commenced on Oct. 30, 1997.

(9) Operations commenced on May 1, 2001.

(10) Operations commenced on Sept. 22, 1999.

(11) Operations commenced on Oct. 4, 1999.

(12) Operations commenced on Aug. 30, 2002.

(13) Operations commenced on July 3, 2000.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some of the subaccounts because they are new and not had any activity to date.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

- contract administrative charge,

- variable account administrative charge,


- mortality and expense risk fee associated with EDB,


- GMIB fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations for contract Option L that reflect selection of the ROP death benefit or MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

- contract administrative charge, - variable account administrative charge,

- mortality and expense risk fee associated with Enhanced Death Benefit, and

- GMIB fee.


We may also show optional total return quotations for contract Option C that reflect selection of the ROP death benefit or MAV death benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
WBCA5           AXP(R) Variable Portfolio - Blue   Objective: long-term total return exceeding      IDS Life Insurance
WBCA3           Chip Advantage Fund                that of the U.S. stock market. Invests           Company  (IDS Life),
SBCA1                                              primarily in blue chip stocks. Blue chip         adviser;  American
WBCA1                                              stocks are issued by companies with a market     Express Financial
WBCA9                                              capitalization of at least $1 billion, an        Corporation (AEFC),
                                                   established management, a history of             subadviser.
                                                   consistent earnings and a leading position
                                                   within their respective industries.

ECR             AXP(R) Variable Portfolio -        Objective: capital appreciation. Invests         IDS Life, adviser; AEFC,
WCAR3           Capital Resource Fund              primarily in U.S. common stocks and other        subadviser.
SCAR1                                              securities convertible into common stocks.
WCAR1
WCAR9

WDEI5           AXP(R) Variable Portfolio -        Objective: high level of current income and,     IDS Life, adviser; AEFC,
WDEI3           Diversified Equity Income Fund     as a secondary goal, steady growth of capital.   subadviser.
SDEI1                                              Invests primarily in dividend-paying common
WDEI1                                              and preferred stocks.
WDEI9

EIA             AXP(R) Variable Portfolio -        Objective: high current income, with capital     IDS Life, adviser; AEFC,
WEXI3           Extra Income Fund (effective       growth as a secondary objective. Invests         subadviser.
SEXI1           6-27-03  AXP(R) Variable           primarily in high-yielding, high-risk
WEXI1           Portfolio - Extra Income Fund      corporate bonds (junk bonds) issued by U.S.
WEXI9           will change to AXP(R) Variable     and foreign companies and governments.
                Portfolio - High Yield Bond
                Fund)

WFDI5           AXP(R) Variable Portfolio -        Objective: a high level of current income and    IDS Life, adviser; AEFC,
WFDI3           Federal Income Fund (effective     safety of principal consistent with an           subadviser.
SFDI1           6-27-03 AXP(R) Variable            investment in U.S. government and government
WFDI1           Portfolio - Federal Income Fund    agency securities. Invests primarily in debt
WFDI9           will change to AXP(R) Variable     obligations issued or guaranteed as to
                Portfolio - Short Term U.S.        principal and interest by the U.S. government,
                Government Fund)                   its agencies or instrumentalities.

EGD             AXP(R) Variable Portfolio - NEW    Objective: long-term growth of capital.          IDS Life, adviser; AEFC,
WNDM3           DIMENSIONS FUND(R)                 Invests primarily in common stocks showing       subadviser.
SNDM1                                              potential for significant growth.
WNDM1
WNDM9

WSVA5           AXP(R) Variable Portfolio -        Objective: long-term capital appreciation.       IDS Life, adviser; AEFC,
WSVA3           Partners Small Cap Value Fund      Non-diversified fund that invests primarily in   subadviser;  Royce &
WSVA8                                              equity securities.                               Associates, LLC.,  Third
WSVA1                                                                                               Avenue Management LLC and
WSVA9                                                                                               National City Investment
                                                                                                    Company, subadvisers.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
WSCA5           AXP(R) Variable Portfolio -        Objective: long-term capital growth. Invests     AEFC, investment adviser;
WSCA3           Small Cap Advantage Fund           primarily in equity stocks of small companies    Kenwood Capital Management
SSCA1                                              that are often included in the Russell 2000      LLC, subadviser.
WSCA1                                              Index and/or have market capitalization under
WSCA9                                              $2 billion.

ECA             AIM V.I. Capital Appreciation      Objective: growth of capital. Invests            A I M Advisors, Inc.
WCAP3           Fund, Series I Shares              principally in common stocks of companies
SCAP1                                              likely to benefit from new or innovative
WCAP1                                              products, services or processes as well as
WCAP9                                              those with above-average growth and excellent
                                                   prospects for future growth. The Fund may
                                                   invest up to 25% of its assets in foreign
                                                   securities.

EVA             AIM V.I. Premier Equity Fund,      Objective: long-term growth of capital with      A I M Advisors, Inc.
WVAL3           Series I Shares                    income as a secondary objective. Invests
SVAL1                                              normally at least 80% of its net assets, plus
WVAL1                                              the amount of any borrowings for investment
WVAL9                                              purposes, in equity securities including
                                                   convertible securities. The fund also may
                                                   invest in preferred stocks and debt
                                                   instruments that have prospects for growth of
                                                   capital. The Fund may invest up to 25% of its
                                                   assets in foreign securities.

ESR             The Dreyfus Socially Responsible   Objective: capital growth, with current income   The Dreyfus Corporation
WSRG3           Growth Fund, Inc. - Initial        as a secondary objective. The fund invests,
WSRG8           Share Class                        under normal circumstances, at least 80% of
WSRG1                                              its assets in the common stock of companies
WSRG9                                              that Dreyfus believes meet traditional
                                                   investment standards and conduct their
                                                   business in a manner that contributes to the
                                                   enhancement of the quality of life in America.

WDYC5           Fidelity(R) VIP Dynamic Capital    Objective: seeks capital appreciation.           Fidelity Management &
WDYC3           Appreciation Portfolio Service     Normally invests primarily in growth or value    Research Company (FMR),
WDYC8           Class 2                            common stocks of domestic and foreign issuers.   investment manager; FMR
WDYC1                                                                                               U.K., FMR Far East,
WDYC9                                                                                               Fidelity Investments
                                                                                                    Japan Limited (FIJ) and
                                                                                                    FMR Co. Inc. (FMRC),
                                                                                                    sub-investment advisers.

WHIP5           Fidelity(R) VIP High Income        Objective: seeks a high level of current         FMR, investment manager;
WHIP3           Portfolio Service Class 2          income, while also considering growth of         FMR U.K., FMR Far East,
WHIP8                                              capital. Normally invests primarily in foreign   sub-investment advisers.
WHIP1                                              and domestic issued income-producing debt
WHIP9                                              securities, preferred stocks and convertible
                                                   securities, with an emphasis on lower-quality
                                                   debt securities. May invest in non-income
                                                   producing securities, including defaulted
                                                   securities and common stocks and may invest in
                                                   companies in troubled or uncertain financial
                                                   condition.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
WMDC5           Fidelity(R) VIP Mid Cap            Objective: seeks long-term growth of capital.    FMR, investment manager;
WMDC3           Portfolio Service Class 2          Normally invests at least 80% of assets in       FMR U.K., FMR Far East,
WMDC8                                              securities of foreign and domestic companies     sub-investment advisers.
WMDC1                                              with medium market capitalization common
WMDC9                                              stocks. Invests in growth or value common
                                                   common stocks. May invest in companies with
                                                   smaller or larger market capitalizations.

WISE5           FTVIPT Franklin Income             Seeks to maximize income while maintaining       Franklin Advisers, Inc.
WISE3           Securities Fund - Class 2          prospects for capital appreciation. The Fund
WISE8                                              normally invests in debt and equity securities.
WISE1
WISE9

ERE             FTVIPT Franklin Real Estate Fund   Seeks capital appreciation, with current         Franklin Advisers, Inc.
WRES3           - Class 2                          income as a secondary goal. The Fund normally
SRES1                                              invests at least 80% of its net assets in
WRES1                                              investments of companies operating in the real
WRES9                                              estate sector. The Fund invests primarily in
                                                   equity real estate investment trusts (REITs)
                                                   and generally in small to medium
                                                   capitalization companies.

WSMC5           FTVIPT Franklin Small Cap Fund -   Seeks long-term capital growth. The Fund         Franklin Advisers, Inc.
WSMC3           Class 2                            normally invests at least 80% of its net
WSMC8                                              assets in investments of small capitalization
WSMC1                                              companies. For this Fund, small cap companies
WSMC9                                              are those with market capitalization values
                                                   not exceeding (i) $1.5 billion; or (ii) the
                                                   highest market capitalization value in the
                                                   Russell 2000(R) Index, whichever is greater,
                                                   at the time of purchase.

WVAS5           FTVIPT Franklin Small Cap Value    Seeks long-term total return. The Fund           Franklin Advisory
WVAS3           Securities Fund -  Class 2         normally invests at least 80% of its net         Services, LLC
WVAS8                                              assets in investments of small capitalization
WVAS1                                              companies. For this Fund, small cap companies
WVAS9                                              are those with market cap values not exceeding
                                                   $2.5 billion, at the time of purchase. The
                                                   Fund's manager invests in small companies that
                                                   it believes are undervalued.

EMU             FTVIPT Mutual Shares Securities    Seeks capital appreciation, with income as a     Franklin Mutual Advisers,
WMSS3           Fund - Class 2                     secondary goal. The Fund normally invests at     LLC
SMSS1                                              least 65% of its total assets in U.S. equity
WMSS1                                              securities that the Fund's manager believes
WMSS9                                              are available at market prices less than their
                                                   value on certain recognized or objective
                                                   criteria, including undervalue stocks,
                                                   structuring companies and distressed
                                                   companies.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
JUS             Goldman Sachs VIT CORE(SM) U.S.    Objective: The Goldman Sachs VIT CORE U.S.       Goldman Sachs Asset
WUSE3           Equity Fund                        Equity Fund seeks long-term growth of capital    Management, L.P.
SUSE1                                              and dividend income. The Fund invests, under
WUSE1           CORE(SM) is a service mark of      normal circumstances, at least 90% of its
WUSE9           service mark of Co.                total assets (not including securities lending
                                                   collateral and any investment of that
                                                   collateral) measured at time of purchase in a
                                                   broadly diversified portfolio of large-cap and
                                                   blue chip equity investments representing all
                                                   major sectors of the U.S. economy.

JMC             Goldman Sachs VIT Mid Cap Value    Objective: The Goldman Sachs VIT Mid Cap Value   Goldman Sachs Asset
WMCV3           Fund                               Fund seeks long-term capital appreciation. The   Management, L.P.
WMCV8                                              Fund invests, under normal circumstances, at
WMCV1                                              least 80% of its net assets plus any borrowing
WMCV9                                              for investment purposes (measured at time of
                                                   purchase) in a diversified portfolio of equity
                                                   investments in mid-capitalization issuers
                                                   within the range of the market capitalization
                                                   of companies constituting the Russell Midcap
                                                   Value Index at the time of investment.

WGIS5           MFS(R) Investors Trust Series -    Objective: long-term growth of capital with a    MFS Investment
WGIS3           Initial Class                      secondary objective to seek reasonable current   Management(R)
WGIS8                                              income. Invests primarily in common stocks and
WGIS1                                              related securities, such as
WGIS9                                              preferred stocks, convertible
                                                   securities and depository
                                                   receipts for those
                                                   securities.

EUT             MFS(R) Utilities Series -          Objective: capital growth and current income.    MFS Investment
WUTS3           Initial Class                      Invests primarily in equity and debt             Management(R)
SUTS1                                              securities of domestic and foreign companies
WUST1                                              in the utilities industry.
WUTS9

WOGS5           Oppenheimer Global Securities      Objective: long-term capital appreciation.       OppenheimerFunds, Inc.
WOGS3           Fund/VA, Service Shares            Invests mainly in common stocks of U.S. and
WOGS8                                              foreign issuers that are "growth-type"
WOGS1                                              companies, cyclical industries and special
WOGS9                                              situations that are considered to have
                                                   appreciation possibilities.

WSTB5           Oppenheimer Strategic Bond         Objective: high level of current income          OppenheimerFunds, Inc.
WSTB3           Fund/VA, Service Shares            principally derived from interest on debt
WSTB8                                              securities. Invests mainly in three market
WSTB1                                              sectors: debt securities of foreign
WSTB9                                              governments and companies, U.S. government
                                                   securities, and lower-rated high yield
                                                   securities of U.S. and foreign companies.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
WHSC5           Putnam VT Health Sciences Fund -   Objective: capital appreciation. The fund        Putnam Investment
WHSC3           Class IB Shares                    pursues its goal by investing mainly in growth   Management, LLC
WHSC8                                              stocks of companies in the health sciences
WHSC1                                              industries. Under normal circumstances, the
WHSC9                                              fund invests at least 80% of the fund's net
                                                   assets in securities of (a) companies that
                                                   derive at least 50% of their assets, revenues
                                                   or profits from the pharmaceutical, health
                                                   care services, applied research and
                                                   development and medical equipment and supplies
                                                   industries, or (b) companies we think have the
                                                   potential for growth as a result of their
                                                   particular products, technology, patents or
                                                   other market advantages in the health sciences
                                                   industries.

EPL             Putnam VT International Equity     Objective: capital appreciation. The fund        Putnam Investment
WIGR3           Fund - Class IB Shares             pursues its goal by investing mainly in common   Management, LLC
WIGR8           (previously Putnam VT              stocks of companies outside the United States.
WIGR1           International Growth Fund)
WIGR9

EPT             Putnam VT Vista Fund - Class IB    Objective: capital appreciation. The fund        Putnam Investment
WVIS3           Shares                             pursues its goal by investing mainly in common   Management, LLC
VIS8                                               stocks of U.S. companies with a focus on
WVIS1                                              growth stocks.
WVIS9

WAAL5           Wells Fargo VT Asset Allocation    Objective: long-term total return consistent     Wells Fargo Funds
WAAL3           Fund                               with reasonable risk. Invests in equity and      Management, LLC, adviser;
WAAL8                                              fixed-income securities in varying               Wells Capital Management
WAAL1                                              proportions, with "neutral" target allocation    Incorporated, subadviser.
WAAL9                                              of 60% equity securities and 40% fixed-income
                                                   securities. The Fund invests its equity
                                                   portion of assets in common stocks to
                                                   replicate the S&P 500(R) Index and its
                                                   fixed-income portion of assets in  U.S.
                                                   Treasury Bonds to replicate the Lehman
                                                   Brothers 20+ Treasury Index. The Fund seeks to
                                                   maintain a 95% or better performance
                                                   correlation with the respective indexes.

WEQI5           Wells Fargo VT Equity Income Fund  Objective: long-term capital appreciation and    Wells Fargo Funds
WEQI3                                              above-average dividend income. Invests in the    Management, LLC, adviser;
SEQI1                                              common stocks of large U.S. companies with       Wells Capital Management
WEQI1                                              strong return potential and above-average        Incorporated, subadviser.
WEQI9                                              dividend income. Investments are principally
                                                   in securities of companies with a market
                                                   capitalization of $3 billion or more.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
WEQV5           Wells Fargo VT Equity Value Fund   Objective: long-term capital appreciation and    Wells Fargo Funds
WEQV3                                              above-average dividend income. Invests           Management, LLC, adviser;
WEQV8                                              primarily in equity securities that we believe   Wells Capital Management
WEQV1                                              are undervalued in relation to various           Incorporated, subadviser.
WEQV9                                              valuation measures, and that have strong
                                                   return potential and above-average dividend
                                                   income. Investments are principally in
                                                   securities of companies with a market
                                                   capitalization of $3 billion or more.

WGRO5           Wells Fargo VT Growth Fund         Objective: long-term capital appreciation.       Wells Fargo Funds
WGRO3                                              Invests in U.S. and foreign companies that       Management, LLC, adviser;
WGRO8                                              have a strong earnings growth trend that we      Wells Capital Management
WGRO1                                              believe have above-average prospects for         Incorporated, subadviser.
WGRO9                                              future growth and with market capitalization
                                                   of $3 billion or more.

WIEQ5           Wells Fargo VT International       Objective: total return with an emphasis on      Wells Fargo Funds
WIEQ3           Equity Fund                        long-term capital appreciation. Invests          Management, LLC, adviser;
WIEQ8                                              principally in equity securities of companies    Wells Capital Management
WIEQ1                                              based in developed foreign countries or          Incorporated, subadviser.
WIEQ9                                              emerging markets.

WLCG5           Wells Fargo VT Large Company       Objective: long-term capital appreciation.       Wells Fargo Funds
WLCG3           Growth Fund                        Invests in the common stocks of large U.S.       Management, LLC, adviser;
WLCG8                                              companies that have superior growth potential.   Peregrine Capital
WLCG1                                              Investments are principally in securities of     Management, Inc.,
WLCG9                                              companies with market capitalizations of $3      subadviser.
                                                   billion or more.

WMMK5           Wells Fargo VT Money Market Fund   Objective: current income, while preserving      Wells Fargo Funds
WMMK3                                              capital and liquidity. Invests primarily in      Management, LLC, adviser;
WMMK8                                              high-quality money market instruments.           Wells Capital Management
WMMK1                                                                                               Incorporated, subadviser.
WMMK9

WSCG5           Wells Fargo VT Small Cap Growth    Objective: long-term capital appreciation.       Wells Fargo Funds
WSCG3           Fund                               Focus is on companies believed to have           Management, LLC, adviser;
WSCG8                                              above-average growth potential or that may be    Wells Capital Management
WSCG1                                              involved in new or innovative products,          Incorporated, subadviser.
WSCG9                                              services and processes. Invests principally in
                                                   securities of companies with above-average
                                                   growth potential and whose market
                                                   capitalizations equal to or lower than the
                                                   company with the largest market capitalization
                                                   in falls within the range of the Russell 2000
                                                   Index, which is considered a small
                                                   capitalization index.

WCBD5           Wells Fargo VT Total Return Bond   Objective: Total return consisting of income     Wells Fargo Funds Management,
WCBD3           Bond Fund                          and capital appreciation. The fund invests in    LLC, adviser; Wells Capital
WCBD8           (previously Wells Fargo VT and     a broad range of investment grade securities,    Management Incorporated,
WCBD1           Corporate Bond Fund)               including U.S. Government obligations,           subadviser.
WCBD9                                              corporate bonds, asset-backed securities and
                                                   money market instruments. The Fund invests
                                                   in debt securities that offer attractive
                                                   yields and are undervalued relative to issues
                                                   of similar credit quality and interest rate
                                                   sensitivity.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)


Investment in the GPAs is not available under contract Option C(1).

For contract Option L, you may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


(1) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs for contract Option C has been filed in the various states in which the contract is offered.

    Please check with your sales representative to determine if this restriction applies to your states.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

             IF YOUR GPA RATE IS:                        THE MVA IS:
       Less than the new GPA rate + 0.10%                  Negative
       Equal to the new GPA rate + 0.10%                   Zero
       Greater than the new GPA rate + 0.10%               Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT x [(    1 + i      )(TO THE POWER OF n/12) - 1] = MVA
                                -------------
                                 1 + j + .001

   Where:  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(       1.045        )(TO THE POWER OF 84/12) - 1] = -$39.28
               ------------------
                 1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(       1.045        )(TO THE POWER OF 84/12) - 1] = $27.21
               ------------------
                 1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% due to the withdrawal charge schedule under contract Option L and there is no withdrawal charge if you choose contract Option C. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option L), unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


Investment in the one-year fixed account is not available for contract Option C(1).

For contract Option L, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


(1) For applications dated May 1, 2003 or after. Restriction of investment in the one-year fixed account for contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine if this restriction applies to your state.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):


- contract Option L or Option C;


- a death benefit option(1);


- the optional Benefit Protector(SM) Death Benefit Rider(2);

- the optional Benefit Protector(SM) Plus Death Benefit Rider(2);

- the optional Guaranteed Minimum Income Benefit Rider(3);


- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);


- how you want to make purchase payments; and

- a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select from either the ROP death benefit, MAV death benefit or EDB. If you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. EDB may not be available in all states.

(2) Available at the time you purchase your contract if you and the annuitant are 75 or younger at contract issue. Not available with the EDB. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.

(4) For applications dated May 1, 2003 or after. Restriction of investment in the GPAs and one-year fixed account under contract Option C has been filed in the various states in which the contract is offered. Please check with your sales representative to determine whether this restriction applies to your state. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

   -  no earlier than the 30th day after the contract's effective date; and

   - no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

   -  on or after the date the annuitant reaches age 59 1/2; and

   - for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

   - for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS:

   If paying by SIP:                $50 initial payment.
                                    $50 for additional payments.

   If paying by any other method:   $10,000 initial payment.
                                    $100 for additional payments.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*
  (without prior approval):         $1,000,000 for issue ages up to 85.
                                    $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:

                                  CONTRACT OPTION L          CONTRACT OPTION C
ROP death benefit(1):                   1.25%                      1.35%
MAV death benefit(1):                   1.35                       1.45
EDB(1):                                 1.55                       1.65


(1) If you and the annuitant are 79 or younger at contract issue, you may select from any one of the above death benefits. If you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. EDB may not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

   - first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

   - then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(2) You may select one of the following: Enhanced Death Benefit, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Enhanced Death Benefit is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it(3). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. May not be available in all states.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

     CONTRACT YEAR FOR CONTRACT OPTION L    WITHDRAWAL CHARGE PERCENTAGE
                     1-2                                 8%
                     3                                   7
                     4                                   6
                     5 and later                         0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED          OR      $1,000 = $   1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

-  contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period; and

-  death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-  plus interest credited;


- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;


-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-  minus any prorated portion of the GMIB fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges (for contract Option L);

-  a prorated portion of the contract administrative charge;

-  a prorated portion of the Benefit Protector fee (if applicable);

-  a prorated portion of the Benefit Protector Plus fee (if applicable); and/or

-  a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                     Jan                 $   100                 $   20                       5.00

                                             Feb                     100                     18                       5.56

you automatically buy more                   Mar                     100                     17                       5.88
units when the per unit market
price is low...                    ----->    Apr                     100                     15                       6.67

                                             May                     100                     16                       6.25

                                             Jun                     100                     18                       5.56

                                             Jul                     100                     17                       5.88

                                             Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.         ----->    Sept                    100                     21                       4.76

                                             Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.


(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at anytime. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1  BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS,
MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at anytime. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to owner;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;

   --  you are disabled as defined in the Code;

   --  you severed employment with the employer who purchased the contract; or

   --  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-  Return of Purchase Payments (ROP) death benefit;

-  Maximum Anniversary Value (MAV) death benefit; and

-  Enhanced Death Benefit Rider (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select the GMIB, you must elect the EDB. Once you select a death benefit, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.


      ADJUSTED PARTIAL WITHDRAWALS FOR ROP AND MAV DEATH BENEFIT = PW x DB
                                                                   -------
                                                                      CV


         PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).

         DB = the death benefit on the date of (but prior to) the partial withdrawal.

         CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-  On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2005 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2005 as follows:


         Contract value at death:                                                $   23,000.00
                                                                                 =============
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                             $   25,000.00
            minus adjusted partial withdrawals calculated as:

            1,500 x 25,000  =                                                        -1,704.55
            --------------                                                       -------------
                22,000

            for a death benefit of:                                              $   23,295.45
                                                                                 =============
         ROP death benefit, calculated as the greatest of these two values:      $   23,295.45

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. MAV Death Benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not MAV death benefit is appropriate for your situation.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract.

MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value that we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary, we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate MAV death benefit on March 1, 2004 as follows:


         Contract value at death:                                                $   20,500.00
                                                                                 =============
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments                                              $   20,000.00
            minus adjusted partial withdrawals, calculated as:
            $1,500 x $20,000  =                                                      -1,363.64
            ----------------                                                     -------------
              $22,000

            for a ROP death benefit of:                                          $   18,636.36
                                                                                 =============

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

            The MAV on the immediately preceding anniversary:                    $   29,000.00
            plus purchase payments made since that anniversary:                          +0.00
            minus adjusted partial withdrawals made since that anniversary, calculated as:
            $1,500 x $29,000  =                                                      -1,977.27
            ----------------                                                     -------------
                 $22,000

            for a MAV death benefit of:                                          $   27,022.73
                                                                                 =============

The MAV death benefit, calculated as the greatest of these three values, which
is the MAV:                                                                      $   27,022.73

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not EDB is appropriate for your situation.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time you purchase your contract. If you select the GMIB, you must elect the EDB.


EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT x VAF
                                                                 ---------
                                                                    SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase contract Option L with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



   The death benefit on March 1, 2004 is calculated as follows:
         Contract value at death:                                                $   22,800.00
                                                                                 =============
         Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                             $   25,000.00
            minus adjusted partial withdrawals, calculated as:
            $1,500 x $25,000  =                                                      -1,543.21
            ---------------                                                      -------------
                 $24,300

            for a ROP death benefit of:                                          $   23,456.79
                                                                                 =============
The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

            The MAV on the immediately preceding anniversary:                    $   25,000.00
            plus purchase payments made since that anniversary:                          +0.00
            minus adjusted partial withdrawals made since that
            anniversary, calculated as:
            $1,500 x $25,000  =                                                      -1,543.21
            ----------------                                                     -------------
                 $24,300

            for a MAV death benefit of:                                          $   23,456.79
                                                                                 =============
      The 5% rising floor:

            The variable account floor on Jan. 1, 2004,
            calculated as: 1.05 x $20,000 =                                      $   21,000.00
            plus amounts allocated to the subaccounts since that anniversary:            +0.00
            minus the 5% rising floor adjusted partial withdrawal
            from the subaccounts, calculated as:
            $1,500 x $21,000  =                                                  -$   1,657.89
            ----------------                                                     -------------
                 $19,000

            variable account floor benefit:                                      $   19,342.11
            plus the one-year fixed account value:                                   +5,300.00
            5% rising floor (value of the GPAs, one-year fixed account
            and the variable account floor):                                     $   24,642.11
                                                                                 =============
      EDB calculated as the greatest of these
      three values, which is the 5% rising floor:                                $   24,642.11


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or EDB. We reserve the right to discontinue offering the Benefit Protector for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with a MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



   MAV death benefit (contract value):                                           $  110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death
      (MAV death benefit minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                                +4,000
                                                                                 ----------
   Total death benefit of:                                                       $  114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

   MAV death benefit:                                                            $  110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                                 +4,000
                                                                                 ----------
 Total death benefit of:                                                         $  114,000


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



   MAV death benefit (MAV adjusted for partial withdrawals):                  $   57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                              ----------
   Total death benefit of:                                                    $   58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



   MAV death benefit (contract value):                                        $  200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                       +55,000
                                                                              ----------
   Total death benefit of:                                                    $  255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



   MAV death benefit (contract value):                                        $  250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                       +55,000
                                                                              ----------
   Total death benefit of:                                                    $  305,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



   MAV death benefit (contract value):                                        $  250,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
      previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                             +58,000
                                                                              ----------
   Total death benefit of:                                                    $  308,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the EDB. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-  the ROP death benefit (see "Benefits in Case of Death") PLUS


                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                           Zero                                              Zero
Two                           40% x earnings at death (see above)               15% x earnings at death
Three & Four                  40% x (earnings at death + 25% of initial         15% x (earnings at death + 25% of initial
                              purchase payment*)                                purchase payment*)
Five or more                  40% x (earnings at death + 50% of initial         15% x (earnings at death + 50% of initial
                              purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select an Option L contract with the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



   MAV death benefit (contract value):                                                  $  110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV death benefit minus payments not previously withdrawn):
      0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                        ----------
   Total death benefit of:                                                              $  114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

   MAV death benefit (MAV):                                                             $  110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($110,000 - $100,000) =                                                        +4,000

   plus 10% of purchase payments made within 60 days of contract issue and not
      previously withdrawn: 0.10 x $100,000 =                                               +10,000
                                                                                         ---------
   Total death benefit of:                                                                $124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



   MAV death benefit (MAV adjusted for partial withdrawals):                             $  57,619
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($57,619 - $55,000) =                                                          +1,048

   plus 10% of purchase payments made within 60 days of contract issue and not
      previously withdrawn: 0.10 x $55,000 =                                                +5,500
                                                                                         ---------
   Total death benefit of:                                                               $  64,167



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



   MAV death benefit (contract value):                                                   $  200,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                              +55,000

   plus 20% of purchase payments made within 60 days of contract issue and not
      previously withdrawn: 0.20 x $55,000 =                                               + 11,000
                                                                                         ----------
   Total death benefit of:                                                               $  266,000


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



   MAV death benefit (contract value):                                                   $  250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                              +55,000

   plus 20% of purchase payments made within 60 days of contract
    issue and not previously withdrawn: 0.20 x $55,000 =                                    +11,000
                                                                                         ----------
   Total death benefit of:                                                               $  316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



   MAV death benefit (contract value):                                                   $  250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                                        +58,000

   plus 20% of purchase payments made within 60 days of contract issue and not
      previously withdrawn: 0.20 x $55,000 =                                                +11,000
                                                                                         ----------
   Total death benefit of:                                                               $  319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 10 years*,


- the GMIB terminates** on the contract anniversary after the annuitant's 86th birthday,


-  you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and
-  there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


 * Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").
** The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit to your contract for an additional annual charge which we describe below. If you select the GMIB, you must elect the EDB at the time you purchase your contract. Your rider effective date will be the contract issue date.


In some instances, we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: For contract Option L, you may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. For contract Option C, you may allocate purchase payments to the subaccounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of these four values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

   PMT x CVG
      ECV
    PMT = each purchase payment made in the five years before you exercise the
          GMIB.
    CVG = current contract value at the time you exercise the GMIB.

    ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

   PMT x (1.05)(TO THE POWER OF CY)
    CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB


- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity -- no refund

-  you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB(t-1) (1 + i) =  P SUB(t)
   ------------------------------
             1.05

      P SUB(t-1)  =  prior annuity payout
      P SUB(t)    =  current annuity payout
      i           =  annualized subaccount performance

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

- You may terminate the rider any time after the tenth rider anniversary.

-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.


- The rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all your purchase payments to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                     GMIB
ANNIVERSARY           CONTRACT VALUE      MAV        5% RISING FLOOR     BENEFIT BASE
  1                   $    107,000    $   107,000    $    105,000
  2                        125,000        125,000         110,250
  3                        132,000        132,000         115,763
  4                        150,000        150,000         121,551
  5                         85,000        150,000         127,628
  6                        120,000        150,000         134,010
  7                        138,000        150,000         140,710
  8                        152,000        152,000         147,746
  9                        139,000        152,000         155,133
 10                        126,000        152,000         162,889        $    162,889
 11                        138,000        152,000         171,034             171,034
 12                        147,000        152,000         179,586             179,586
 13                        163,000        163,000         188,565             188,565
 14                        159,000        163,000         197,993             197,993
 15                        212,000        212,000         207,893             212,000

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                          MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                               PLAN A -            PLAN B -          PLAN D - JOINT AND
ANNIVERSARY               GMIB                      LIFE ANNUITY--     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE           BENEFIT BASE                    NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND
 10                  $  162,889 (5% rising floor)   $    842.14         $    820.96             $     672.73
 15                     212,000 (MAV)                  1,255.04            1,195.68                   970.96



The payouts above are shown at guaranteed annuity rates of 3% stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                               PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                                         LIFE ANNUITY--     LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE        CONTRACT VALUE                     NO REFUND        TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                $    126,000                     $   651.42          $     635.04            $     $520.38
 15                     212,000                       1,255.04              1,195.68                   970.96



At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We calculate the fee as follows:


   BB + AT - FAV
      BB = the GMIB benefit base.
      AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

   PT x VAT
   --------
     SVT

      PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary

     VAT = variable account floor on the date of (but prior to) the transfer SVT = value of the subaccounts on the date of (but prior to) the transfer FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.


-  You make no transfers or partial withdrawals.


CONTRACT                                                GMIB FEE            VALUE ON WHICH WE                  GMIB FEE
ANNIVERSARY                     CONTRACT VALUE         PERCENTAGE           BASE THE GMIB FEE                CHARGED TO YOU
  1                              $   80,000               0.70%        5% rising floor = $100,000 x 1.05       $    735
  2                                 150,000               0.70%        Contract value = $150,000                  1,050
  3                                 102,000               0.70%        MAV = $150,000                             1,050


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


Under both contract Option L and Option C, you also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS
                                       53
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TAXES
Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10 % IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals to your contract before it specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a minimum distribution required under the Code; or

- the payout is made on account of elegible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- make additional subaccounts investing in additional funds;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS
                                       57
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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                  2002            2001                2000            1999           1998
------------------------------------------------------------------------------------------------------------------------
Net investment income               $      292,067    $      271,718    $      299,759   $      322,746   $      340,219
Net gain (loss) on investments                   3           (89,920)              469            6,565           (4,788)
Other                                       18,906            16,245            12,248            8,338            7,662
TOTAL REVENUES                      $      310,976    $      198,043    $      312,476   $      337,649   $      343,093
(LOSS) INCOME BEFORE INCOME TAXES   $      (52,177)   $      (63,936)   $       38,452   $       50,662   $       36,421
NET (LOSS) INCOME                   $      (33,690)   $      (41,728)   $       24,365   $       33,987   $       22,026
TOTAL ASSETS                        $    8,026,730    $    5,275,681    $    4,652,221   $    4,603,343   $    4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.


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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


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


Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.


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Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.


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


The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.


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FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 17
Rating Agencies                                                            p. 18
Principal Underwriter                                                      p. 18
Independent Auditors                                                       p. 18
Condensed Financial Information (Unaudited)                                p. 19
Financial Statements


         WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45270 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 19
Rating Agencies                                                            p. 20
Principal Underwriter                                                      p. 20
Independent Auditors                                                       p. 20
Condensed Financial Information (Unaudited)                                p. 21
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                        PERFORMANCE OF
                                                                                        THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                                  --%      (5.48%)(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                          --       (9.34)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                             (26.78)      (8.28)
WESL1         Equity Select Fund (8/02; 5/01)                                             --       (5.66)(b)
WFDI1         Federal Income Fund (3/00; 9/99)                                         (4.32)       2.05
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (29.37)     (22.69)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                                  --      (27.48)(b)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                          --      (11.69)(b)
WAAC1         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                            --      (29.15)(b)
WAAD1         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                            --      (12.89)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                                   --      (11.85)(b)
WPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                                   --      (14.98)(b)
WTEC1         AllianceBernstein Technology Portfolio
              (Class B) (8/02; 1/96)(5)                                                   --      (11.69)(b)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                    --      (11.79)(b)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                               --      (13.69)(b)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                       --       (4.27)(b)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                 --      (11.04)(b)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                                   --       (7.80)(b)
WEFD1         Fund - Class 2 (8/02; 3/96)(6)                                              --      (11.69)(b)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                               --      (15.10)(b)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                       --       (9.10)(b)
WEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                            --      (11.48)(b)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                                  --       (4.47)(b)
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)                         --      (14.13)(b)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                      --      (12.11)(b)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                        --      (11.14)(b)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                              --      (12.02)(b)
WESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                               --      (10.83)(b)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                             --       (0.17)(b)
            FIDELITY(R) VIP
WFCO1         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                     --      (10.75)(b)
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                           --      (34.98)(b)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (18.63)     (11.44)

                                                                                                     PERFORMANCE OF
                                                                                                        THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                               (4.58%)      1.62%       4.71%      7.18%
WCMG1         Cash Management Fund (3/02; 10/81)                                       (8.51)       1.37        2.08       3.21
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                             (26.78)         --          --      (8.80)
WESL1         Equity Select Fund (8/02; 5/01)                                         (22.01)         --          --     (15.40)
WFDI1         Federal Income Fund (3/00; 9/99)                                         (4.32)         --          --       1.91
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (29.37)      (2.71)         --       2.31
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                              (20.54)         --          --     (11.80)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      (29.81)         --          --     (22.95)
WAAC1         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                        (31.74)      (5.18)         --       4.37
WAAD1         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        (29.11)         --          --      (4.13)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               (29.70)       0.69        8.80       7.19
WPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                               (37.46)      (4.29)       6.94       7.18
WTEC1         AllianceBernstein Technology Portfolio
              (Class B) (8/02; 1/96)(5)                                               (47.38)      (3.48)         --      (1.07)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (29.55)         --          --     (22.84)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           (30.05)         --          --      (4.62)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --      (4.27)(c)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (29.92)         --          --     (14.04)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (18.36)      (3.63)         --       2.23
WEFD1         Fund - Class 2 (8/02; 3/96)(6)                                          (29.74)      (8.95)         --      (0.92)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (28.01)      (4.21)         --      (2.63)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (33.99)         --          --      (6.01)
WEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        (23.54)      (4.51)         --       2.73
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                               (3.36)         --          --       2.15
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)                     (19.09)         --          --      (5.13)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (33.74)         --          --     (10.76)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (32.59)      (2.79)         --      (1.02)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                          (21.01)         --          --       3.85
WESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           (34.35)         --          --     (13.65)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                           4.33        2.86          --       2.96
            FIDELITY(R) VIP
WFCO1         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 (17.91)       0.88          --       9.27
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       (36.98)      (3.40)       6.06       7.48
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (18.63)         --          --      12.61


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            FTVIPT
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                     --%     (20.51%)(b)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (20.25)      (0.88)
WINT1         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                     --      (23.95)(b)
            MFS(R)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(10)                       --      (33.02)(b)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(10)                        --      (15.11)(b)
WSUT1         Utilities Series - Service Class (3/02; 1/95)(10)                           --      (22.41)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                                 --      (10.43)(b)
WOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                                --      (29.12)(b)
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                                 --      (12.12)(b)
WSTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                             --       (5.37)(b)
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                            --      (26.59)(b)
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                            --      (23.93)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (25.55)     (23.62)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                            --       (9.27)(b)
WVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                           --      (11.23)(b)
WVRE1         UIF U.S. Real Estate Portfolio Class I (8/02; 3/97)(16)                     --      (11.82)(b)

                                                                                                    PERFORMANCE OF
                                                                                                       THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 (17.95%)        --%         --%     (2.41%)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (20.25)       1.25          --       3.90
WINT1         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 (26.35)      (4.99)       5.51       3.68
            MFS(R)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(10)                   (38.33)         --          --      (0.32)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(10)                    (14.40)       2.19          --       7.79
WSUT1         Utilities Series - Service Class (3/02; 1/95)(10)                       (30.28)      (3.56)         --       6.23
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             (34.08)      (0.64)       7.81       8.44
WOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            (29.81)       2.41        9.51       6.49
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             (24.01)         --          --      (3.62)
WSTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                          (3.30)       1.78          --       3.24
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        (26.75)      (3.69)       6.20       7.32
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        (27.96)         --          --      (4.28)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (25.55)      (0.44)         --       1.72
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (27.15)         --          --      (5.30)
WVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       (22.91)       2.46          --       5.35
WVRE1         UIF U.S. Real Estate Portfolio Class I (8/02; 3/97)(16)                 (10.25)       1.64          --       3.94


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.70% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                                  --%       1.93%(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                          --       (2.26)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                             (21.22)      (6.16)
WESL1         Equity Select Fund (8/02; 5/01)                                             --        1.69(b)
WFDI1         Federal Income Fund (3/00; 9/99)                                          3.19        4.48
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (24.03)     (20.88)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                                  --      (21.98)(b)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                          --       (4.85)(b)
WAAC1         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                            --      (23.83)(b)
WAAD1         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                            --       (6.17)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                                   --       (5.04)(b)
WPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                                   --       (8.43)(b)
WTEC1         AllianceBernstein Technology Portfolio
              (Class B) (8/02; 1/96)(5)                                                   --       (4.86)(b)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                    --       (4.96)(b)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                               --       (7.03)(b)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                       --        3.21(b)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                 --       (4.14)(b)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                                   --       (0.62)(b)
WEFD1         Fund - Class 2 (8/02; 3/96)(6)                                              --       (4.86)(b)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                               --       (8.56)(b)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                       --       (2.04)(b)
WEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                            --       (4.63)(b)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                                  --        3.00(b)
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)                         --       (7.51)(b)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                      --       (5.31)(b)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                        --       (4.25)(b)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                              --       (5.21)(b)
WESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                               --       (3.93)(b)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                             --        7.67(b)
            FIDELITY(R) VIP
WFCO1         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                     --       (3.84)(b)
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                           --      (30.15)(b)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (12.37)      (7.41)

                                                                                                      PERFORMANCE OF
                                                                                                         THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                                2.91%       1.62%       4.71%      7.18%
WCMG1         Cash Management Fund (3/02; 10/81)                                       (1.36)       1.37        2.08       3.21
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                             (21.22)         --          --      (7.18)
WESL1         Equity Select Fund (8/02; 5/01)                                         (16.03)         --          --     (11.54)
WFDI1         Federal Income Fund (3/00; 9/99)                                          3.19          --          --       3.68
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (24.03)      (2.71)         --       2.31
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                              (14.44)         --          --      (6.85)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      (24.51)         --          --     (18.32)
WAAC1         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                        (26.61)      (5.18)         --       4.37
WAAD1         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        (23.75)         --          --      (4.13)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               (24.40)       0.69        8.80       7.19
WPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                               (32.83)      (4.29)       6.94       7.18
WTEC1         AllianceBernstein Technology Portfolio
              (Class B) (8/02; 1/96)(5)                                               (43.61)      (3.48)         --      (1.07)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (24.23)         --          --     (20.92)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           (24.77)         --          --      (4.62)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --       3.21(c)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (24.63)         --          --     (12.49)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (12.07)      (3.63)         --       2.23
WEFD1         Fund - Class 2 (8/02; 3/96)(6)                                          (24.44)      (8.95)         --      (0.92)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (22.55)      (4.21)         --      (2.63)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (29.06)         --          --      (6.01)
WEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        (17.70)      (4.51)         --       2.73
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                                4.24          --          --       3.83
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)                     (12.87)         --          --      (5.13)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (28.78)         --          --      (9.47)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (27.54)      (2.79)         --      (1.02)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                          (14.95)         --          --       3.85
WESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           (29.45)         --          --     (12.09)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                          12.60        2.86          --       2.96
            FIDELITY(R) VIP
WFCO1         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 (11.58)       0.88          --       9.27
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       (32.31)      (3.40)       6.06       7.48
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (12.37)         --          --      12.61


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            FTVIPT
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                     --%     (14.47%)(b)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (14.12)       1.43
WINT1         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                     --      (18.20)(b)
            MFS(R)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(10)                       --      (28.06)(b)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(10)                        --       (8.55)(b)
WSUT1         Utilities Series - Service Class (3/02; 1/95)(10)                           --      (16.52)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                                 --       (3.49)(b)
WOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                                --      (23.77)(b)
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                                 --       (5.33)(b)
WSTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                             --        2.03(b)
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                            --      (21.05)(b)
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                            --      (18.11)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (19.88)     (21.81)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                            --       (2.23)(b)
WVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                           --       (4.36)(b)
WVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                             --       (5.00)(b)

                                                                                                     PERFORMANCE OF
                                                                                                        THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 (11.63%)        --%         --%     (2.41%)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (14.12)       1.25          --       3.90
WINT1         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 (20.76)      (4.99)       5.51       3.68
            MFS(R)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(10)                   (33.77)         --          --      (0.32)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(10)                     (7.76)       2.19          --       7.79
WSUT1         Utilities Series - Service Class (3/02; 1/95)(10)                       (25.03)      (3.56)         --       6.23
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             (29.16)      (0.64)       7.81       8.44
WOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            (24.52)       2.41        9.51       6.49
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             (18.21)         --          --      (3.62)
WSTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                           4.30        1.78          --       3.24
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        (21.19)      (3.69)       6.20       7.32
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        (22.51)         --          --      (4.28)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (19.88)      (0.44)         --       1.72
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (21.63)         --          --      (3.84)
WVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       (17.01)       2.46          --       5.35
WVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                          (3.26)       1.64          --       3.94


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                               (3.57%)      2.76%       5.49%
EMS           Cash Management Fund (2/95; 10/81)                                       (7.53)       2.54        2.89
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                            (25.86)         --       (7.06)
WESL5         Equity Select Fund (8/02; 5/01)                                             --          --       (5.33)(b)
WFDI5         Federal Income Fund (3/00; 9/99)                                         (3.31)         --        3.13
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (28.45)      (1.42)      (0.59)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                                --          --      (26.83)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                            --          --      (11.28)(b)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                            --          --      (28.39)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                            --          --      (12.57)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                         --          --      (11.53)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                     (36.57)         --      (18.53)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                               (46.52)         --      (22.44)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                    --          --      (11.38)(b)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(6)                                                     --          --      (13.27)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --       (3.84)(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                 --          --      (10.63)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                                   --          --       (7.38)(b)
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                              --          --      (11.36)(b)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                               --          --      (14.69)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                                       --          --       (8.76)(b)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                                     --          --      (11.09)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                                  --          --       (4.04)(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                                     --          --      (13.73)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                                      --          --      (11.71)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                                        --          --      (10.73)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                                     --          --      (11.61)(b)
WESE5         Special Equity Fund -
              Class 2 (8/02; 9/99)(6)                                                     --          --      (10.51)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                                     --          --        0.27(b)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                               (3.57%)      2.76%       5.34%      8.39%
EMS           Cash Management Fund (2/95; 10/81)                                       (7.53)       2.54        2.66       4.52
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                            (25.86)         --          --      (7.52)
WESL5         Equity Select Fund (8/02; 5/01)                                         (21.07)         --          --     (14.29)
WFDI5         Federal Income Fund (3/00; 9/99)                                         (3.31)         --          --       3.00
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (28.45)      (1.42)         --       3.52
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                            (19.60)         --          --     (10.75)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                        (28.89)         --          --     (21.91)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                        (30.83)      (3.79)         --       5.67
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        (28.20)         --          --      (2.82)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                     (28.79)       1.97        9.46       8.57
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                     (36.57)      (2.94)       7.59       8.45
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                               (46.52)      (1.95)         --       0.48
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (28.63)         --          --     (21.38)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(6)                                                 (29.12)         --          --      (3.27)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --      (3.84)(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (29.00)         --          --     (12.64)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (17.42)      (2.31)         --       3.44
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                          (28.83)      (7.39)         --       0.45
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (27.09)      (2.86)         --      (1.28)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (33.09)         --          --      (4.61)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                                 (22.61)      (3.16)         --       4.03
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                               (2.33)         --          --       3.25
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                                 (18.15)         --          --      (3.81)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (32.83)         --          --      (9.31)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (31.69)      (1.50)         --       0.25
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                                 (20.07)         --          --       5.13
WESE5         Special Equity Fund -
              Class 2 (8/02; 9/99)(6)                                                 (33.45)         --          --     (12.25)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                                   5.44        3.97          --       4.08


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(7)                                             --%         --%     (10.42%)(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(7)                                            --          --      (34.22)(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(7)                                        (17.69)         --      (10.36)
            FTVIPT
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                     --          --      (19.73)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                                (19.31)         --        1.02
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                     --          --      (23.19)(b)
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                              --          --      (32.28)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                              --          --      (14.32)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                              --          --      (21.62)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                                 --          --      (10.10)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                                --          --      (28.48)(b)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                                 --          --      (12.75)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                             --          --       (4.69)(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                       (25.82)         --       (1.89)
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                            --          --      (23.27)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                                        (24.62)         --       (9.24)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                            --          --       (8.94)(b)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                                 --          --      (10.90)(b)
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                             --          --      (11.49)(b)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(7)                                         (16.96%)      2.05%         --%     10.51%
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(7)                                        (36.09)      (2.06)       6.70       8.67
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(7)                                        (17.69)         --          --      13.76
            FTVIPT
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 (17.00)         --          --      (1.16)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                                (19.31)       2.41          --       4.99
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 (25.43)      (3.61)       6.15       5.03
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                          (37.44)         --          --       0.93
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                          (13.47)       3.31          --       8.97
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                          (29.36)      (2.24)         --       7.52
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             (33.18)       0.68        8.46       9.87
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            (28.90)       3.71       10.17       7.69
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             (23.08)         --          --      (2.32)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                          (2.27)       2.92          --       4.40
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                       (25.82)      (2.37)       6.80       8.62
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        (27.05)         --          --      (2.96)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                                        (24.62)       0.78          --       2.92
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (26.23)         --          --      (4.04)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                             (21.97)       3.66          --       6.44
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                          (9.29)       2.78          --       5.10

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                                3.94%       2.76%       5.49%
EMS           Cash Management Fund (2/95; 10/81)                                       (0.36)       2.54        2.89
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                            (20.28)         --       (4.98)
WESL5         Equity Select Fund (8/02; 5/01)                                             --          --        2.03(b)
WFDI5         Federal Income Fund (3/00; 9/99)                                          4.23          --        5.54
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (23.10)      (1.42)      (0.59)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                                --          --      (21.34)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                            --          --       (4.43)(b)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                            --          --      (23.03)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                            --          --       (5.83)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                         --          --       (4.70)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                     (31.93)         --      (17.14)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                               (42.74)         --      (21.10)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                    --          --       (4.55)(b)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(6)                                                     --          --       (6.60)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --        3.65(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                 --          --       (3.72)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                                   --          --       (0.20)(b)
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                              --          --       (4.52)(b)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                               --          --       (8.14)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                                       --          --       (1.69)(b)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                                     --          --       (4.22)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                                  --          --        3.43(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                                     --          --       (7.09)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                                      --          --       (4.90)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                                        --          --       (3.83)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                                     --          --       (4.79)(b)
WESE5         Special Equity Fund -
              Class 2 (8/02; 9/99)(6)                                                     --          --       (3.59)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                                     --          --        8.12(b)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                                3.94%       2.76%       5.34%      8.39%
EMS           Cash Management Fund (2/95; 10/81)                                       (0.36)       2.54        2.66       4.52
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                            (20.28)         --          --      (5.93)
WESL5         Equity Select Fund (8/02; 5/01)                                         (15.08)         --          --     (10.45)
WFDI5         Federal Income Fund (3/00; 9/99)                                          4.23          --          --       4.75
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (23.10)      (1.42)         --       3.52
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                            (13.48)         --          --      (5.79)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                        (23.58)         --          --     (17.27)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                        (25.69)      (3.79)         --       5.67
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        (22.82)         --          --      (2.82)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                     (23.47)       1.97        9.46       8.57
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                     (31.93)      (2.94)       7.59       8.45
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                               (42.74)      (1.95)         --       0.48
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (23.30)         --          --     (19.50)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(6)                                                 (23.83)         --          --      (3.27)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --       3.65(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (23.70)         --          --     (11.12)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (11.11)      (2.31)         --       3.44
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                          (23.51)      (7.39)         --       0.45
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (21.62)      (2.86)         --      (1.28)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (28.14)         --          --      (4.61)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                                 (16.75)      (3.16)         --       4.03
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                                5.29          --          --       4.90
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                                 (11.90)         --          --      (3.81)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (27.86)         --          --      (8.07)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (26.62)      (1.50)         --       0.25
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                                 (13.99)         --          --       5.13
WESE5         Special Equity Fund -
              Class 2 (8/02; 9/99)(6)                                                 (28.53)         --          --     (10.73)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                                  13.74        3.97          --       4.08


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(7)                                             --%         --%      (3.50%)(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(7)                                            --          --      (29.37)(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(7)                                        (11.40)         --       (6.34)
            FTVIPT
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                     --          --      (13.62)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                                (13.16)         --        2.75
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                     --          --      (17.38)(b)
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                              --          --      (27.26)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                              --          --       (7.74)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                              --          --      (15.68)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                                 --          --       (3.15)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                                --          --      (23.13)(b)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                                 --          --       (6.03)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                             --          --        2.73(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                       (20.24)         --       (1.89)
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                            --          --      (17.46)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                                        (18.94)         --       (7.67)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                            --          --       (1.89)(b)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                                 --          --       (4.02)(b)
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                             --          --       (4.67)(b)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(7)                                         (10.61%)      2.05%         --%     10.51%
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(7)                                        (31.41)      (2.06)       6.70       8.67
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(7)                                        (11.40)         --          --      13.76
            FTVIPT
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 (10.65)         --          --      (1.16)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                                (13.16)       2.41          --       4.99
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 (19.82)      (3.61)       6.15       5.03
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                          (32.87)         --          --       0.93
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                           (6.81)       3.31          --       8.97
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                          (24.08)      (2.24)         --       7.52
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             (28.24)       0.68        8.46       9.87
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            (23.59)       3.71       10.17       7.69
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             (17.26)         --          --      (2.32)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                           5.36        2.92          --       4.40
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                       (20.24)      (2.37)       6.80       8.62
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        (21.57)         --          --      (2.96)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                                        (18.94)       0.78          --       2.92
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (20.69)         --          --      (2.62)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                             (16.06)       3.66          --       6.44
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                          (2.27)       2.78          --       5.10

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                                     COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
WBND9         Bond Fund (3/02; 10/81)(1)                                                           (0.76%)
WCMG9         Cash Management Fund (3/02; 10/81)                                                   (1.86)
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                                         (21.40)
WESL9         Equity Select Fund (8/02; 5/01)                                                       1.74
WFDI9         Federal Income Fund (3/02; 9/99)                                                      1.56
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                                                 (22.43)
WSVA9         Partners Small Cap Value Fund (7/02; 8/01)                                           (3.01)
            AIM V.I.
WABA9         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                                   (4.81)
WAAC9         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)                         (23.81)
WAAD9         Capital Development Fund, Series II Shares (8/02; 5/98)(2)                           (6.11)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP9         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                                            (4.98)
WPRG9         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                                            (8.37)
WTEC9         AllianceBernstein Technology Portfolio (Class B) (8/02; 1/96)(5)                     (4.80)
            EVERGREEN VA
WEBC9         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                             (4.92)
WECG9         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                                        (6.96)
WECB9         Core Bond Fund - Class 2 (7/02; 7/02)                                                 3.26
WEEI9         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                          (4.10)
WEFF9         Foundation Fund - Class 2 (7/02; 3/96)(6)                                            (0.58)
WEFD9         Fund - Class 2 (8/02; 3/96)(6)                                                       (4.80)
WEGO9         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                                        (8.51)
WEGR9         Growth Fund - Class 2 (7/02; 3/98)(6)                                                (2.01)
WEGW9         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                                     (4.56)
WEHI9         High Income Fund - Class 2 (7/02; 6/99)(6)                                            3.04
WEIG9         International Growth Fund - Class 2 (7/02; 8/98)(6)                                  (7.46)
WEMA9         Masters Fund - Class 2 (7/02; 1/99)(6)                                               (5.27)
WEOE9         Omega Fund - Class 2 (7/02; 3/97)(6)                                                 (4.21)
WESM9         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                                       (5.16)
WESE9         Special Equity Fund - Class 2 (8/02; 9/99)(6)                                        (3.88)
WEST9         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                                       7.71
            FIDELITY(R) VIP
WFCO9         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                              (3.78)
WFGR9         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                                   (30.12)
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(7)                                  (11.79)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND9         Bond Fund (3/02; 10/81)(1)                                                2.89%       1.59%       4.70%      7.16%
WCMG9         Cash Management Fund (3/02; 10/81)                                       (1.34)       1.36        2.07       3.20
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                             (21.21)         --          --      (7.20)
WESL9         Equity Select Fund (8/02; 5/01)                                         (16.03)         --          --     (11.54)
WFDI9         Federal Income Fund (3/02; 9/99)                                          3.18          --          --       3.70
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                                     (24.05)      (2.73)         --       2.29
WSVA9         Partners Small Cap Value Fund (7/02; 8/01)                              (14.44)         --          --      (6.85)
            AIM V.I.
WABA9         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      (24.51)         --          --     (18.32)
WAAC9         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)             (26.60)      (5.19)         --       4.36
WAAD9         Capital Development Fund, Series II Shares (8/02; 5/98)(2)              (23.74)         --          --      (4.14)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP9         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               (24.39)       0.68        8.78       7.16
WPRG9         AllianceBernstein Premier Growth Portfolio
              (Class B) (8/02; 6/92)(4)                                               (32.81)      (4.30)       6.92       7.16
WTEC9         AllianceBernstein Technology Portfolio (Class B) (8/02; 1/96)(5)        (43.58)      (3.49)         --      (1.08)
            EVERGREEN VA
WEBC9         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (24.22)         --          --     (20.91)
WECG9         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           (24.75)         --          --      (4.63)
WECB9         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --       3.26(c)
WEEI9         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (24.62)         --          --     (12.49)
WEFF9         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (12.07)      (3.64)         --       2.20
WEFD9         Fund - Class 2 (8/02; 3/96)(6)                                          (24.43)      (8.95)         --      (0.94)
WEGO9         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (22.56)      (4.22)         --      (2.65)
WEGR9         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (29.05)         --          --      (6.02)
WEGW9         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        (17.69)      (4.52)         --       2.70
WEHI9         High Income Fund - Class 2 (7/02; 6/99)(6)                                4.22          --          --       3.81
WEIG9         International Growth Fund - Class 2 (7/02; 8/98)(6)                     (12.86)         --          --      (5.13)
WEMA9         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (28.77)         --          --      (9.47)
WEOE9         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (27.53)      (2.80)         --      (1.04)
WESM9         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                          (14.96)         --          --       3.83
WESE9         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           (29.43)         --          --     (12.09)
WEST9         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                          12.58        2.85          --       2.95
            FIDELITY(R) VIP
WFCO9         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 (11.58)       0.87          --       9.25
WFGR9         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       (32.29)      (3.40)       6.04       7.46
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(7)                      (12.36)         --          --      12.59


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                                     COMMENCEMENT(b)
            FTVIPT
WVAS9         Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)                  (14.45%)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(8)                            (14.02)
WINT9         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)                         (18.18)
            MFS(R)
WSND9         New Discovery Series - Service Class (3/02; 5/98)(10)                               (28.03)
WSTR9         Total Return Series - Service Class (3/02; 1/95)(10)                                 (8.54)
WSUT9         Utilities Series - Service Class (3/02; 1/95)(10)                                   (16.50)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA9         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)                            (3.43)
WOGS9         Global Securities Fund/VA, Service Shares (8/02; 11/90)                              (7.56)
WOSM9         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                           (6.40)
WSTB9         Strategic Bond Fund/VA, Service Shares (8/02; 5/93)(11)                               3.33
            PUTNAM VARIABLE TRUST
WGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                                    (21.03)
WHSC9         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                                     (2.87)
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(14)                                                    (17.13)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                                     (2.18)
WVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                                    (4.30)
WVRE9         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)                       (4.94)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
WVAS9         Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)      (11.63%)        --%         --%     (2.42%)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(8)                (14.12)       1.23          --       3.88
WINT9         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)             (20.75)      (5.00)       5.50       3.66
            MFS(R)
WSND9         New Discovery Series - Service Class (3/02; 5/98)(10)                   (33.75)         --          --      (0.33)
WSTR9         Total Return Series - Service Class (3/02; 1/95)(10)                     (7.77)       2.17          --       7.77
WSUT9         Utilities Series - Service Class (3/02; 1/95)(10)                       (25.02)      (3.57)         --       6.21
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA9         Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)               (29.14)      (0.65)       7.79       8.40
WOGS9         Global Securities Fund/VA, Service Shares (8/02; 11/90)                 (24.51)       2.40        9.49       6.47
WOSM9         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)              (18.20)         --          --      (3.63)
WSTB9         Strategic Bond Fund/VA, Service Shares (8/02; 5/93)(11)                   4.43        1.80          --       3.24
            PUTNAM VARIABLE TRUST
WGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        (21.18)      (3.71)       6.19       7.29
WHSC9         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                                        (22.50)         --          --      (4.29)
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(14)                                        (19.89)      (0.46)         --       1.70
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP9         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (21.62)         --          --      (3.85)
WVGI9         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       (17.01)       2.44          --       5.33
WVRE9         UIF U.S. Real Estate Portfolio Class I Shares (8/02; 3/97)(16)           (3.27)       1.62          --       3.93


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBND2         Bond Fund (5/00; 10/81)(1)                                                3.92%       5.71%
SCMG2         Cash Management Fund (5/00; 10/81)                                       (0.37)       1.80
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                             (20.27)      (4.98)
WESL3         Equity Select Fund (8/02; 5/01)                                             --        2.09(b)
WFDI3         Federal Income Fund (3/00; 9/99)                                          4.21        5.53
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (23.09)     (19.41)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                                  --      (21.08)(b)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                          --       (4.38)(b)
WAAC3         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                            --      (23.01)(b)
WAAD3         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                            --       (5.78)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                                   --       (4.65)(b)
SPGR2         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                               (31.91)     (26.81)
STEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                               (42.71)     (38.65)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                    --       (4.50)(b)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                               --       (6.55)(b)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                       --        3.69(b)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                 --       (3.68)(b)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                                   --       (0.16)(b)
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                              --       (4.46)(b)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                               --       (8.10)(b)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                       --       (1.65)(b)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                            --       (4.17)(b)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                                  --        3.47(b)
WEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)                         --       (7.04)(b)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                      --       (4.85)(b)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                        --       (3.79)(b)
WESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                              --       (4.74)(b)
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                               --       (3.54)(b)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                             --        8.17(b)
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                     --       (3.44)(b)
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                           --      (29.34)(b)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (11.40)      (6.34)

                                                                                                    PERFORMANCE OF
                                                                                                       THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBND2         Bond Fund (5/00; 10/81)(1)                                                3.92%       2.75%       5.34%      8.37%
SCMG2         Cash Management Fund (5/00; 10/81)                                       (0.37)       2.52        2.69       4.53
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                             (20.27)         --          --      (5.94)
WESL3         Equity Select Fund (8/02; 5/01)                                         (15.07)         --          --     (10.45)
WFDI3         Federal Income Fund (3/00; 9/99)                                          4.21          --          --       4.74
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (23.09)      (1.43)         --       3.52
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                              (13.48)         --          --      (5.80)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                      (23.57)         --          --     (17.27)
WAAC3         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                        (25.68)      (3.80)         --       5.65
WAAD3         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        (22.81)         --          --      (2.83)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (8/02; 1/91)(3)                                               (23.46)       1.95        9.44       8.55
SPGR2         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                               (31.91)      (2.95)       7.57       8.43
STEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                               (42.71)      (1.97)         --       0.46
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                (23.28)         --          --     (19.49)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                           (23.82)         --          --      (3.28)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                                       --          --          --       3.69(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                             (23.69)         --          --     (11.12)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                               (11.11)      (2.31)         --       3.41
WEFD3         Fund - Class 2 (8/02; 3/96)(6)                                          (23.50)      (7.39)         --       0.42
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                           (21.61)      (2.87)         --      (1.29)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                                   (28.13)         --          --      (4.62)
WEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                        (16.75)      (3.17)         --       4.00
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                                5.27          --          --       4.88
WEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)                     (11.90)         --          --      (3.82)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                                  (27.85)         --          --      (8.07)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                                    (26.60)      (1.51)         --       0.24
WESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                          (13.99)         --          --       5.11
WESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                           (28.52)         --          --     (10.74)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                          13.71        3.96          --       4.07
            FIDELITY(R) VIP
WFCO3         Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                 (10.61)       2.04          --      10.49
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(7)                       (31.39)      (2.07)       6.68       8.65
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                      (11.40)         --          --      13.74


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     COMMENCEMENT
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                     --%     (13.60%)(b)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (13.16)       2.58
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                     --      (17.36)(b)
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                       --      (27.23)(b)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                        --       (7.72)(b)
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                           --      (15.67)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                                 --       (3.10)(b)
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                                --      (23.10)(b)
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                                 --       (5.98)(b)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                             --        2.71(b)
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                            --      (20.20)(b)
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                            --      (17.43)(b)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (18.93)     (20.32)
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                            --       (1.84)(b)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                           --       (3.97)(b)
WVRE3         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                             --       (4.61)(b)

                                                                                                    PERFORMANCE OF
                                                                                                       THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            FTVIPT
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(8)                                                 (10.65%)        --%         --%     (1.17%)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                                (13.16)       2.39          --       4.97
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 (19.81)      (3.62)       6.13       5.01
            MFS(R)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(10)                   (32.85)         --          --       0.91
WSTR3         Total Return Series - Service Class (3/02; 1/95)(10)                     (6.80)       3.30          --       8.95
WSUT3         Utilities Series - Service Class (3/02; 1/95)(10)                       (24.08)      (2.25)         --       7.50
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             (28.22)       0.67        8.44       9.84
WOGS3         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            (23.58)       3.69       10.15       7.67
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             (17.25)         --          --      (2.33)
WSTB3         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                           5.34        2.91          --       4.38
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(12)                                        (20.23)      (2.38)       6.83       8.66
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                                        (21.56)         --          --      (2.97)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                                        (18.93)       0.75          --       2.89
              (previously Putnam VT International Growth Fund - Class IB Shares)
            VAN KAMPEN
WVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                                        (20.68)         --          --      (2.63)
WVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                                       (16.05)       3.65          --       6.42
WVRE3         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                                          (2.27)       2.77          --       5.08

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.


(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 2000 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

(16) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF (365/7))] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT               INVESTING IN:                                          SIMPLE YIELD      COMPOUND YIELD
EMS                      AXP(R) Variable Portfolio - Cash Management Fund          (0.61%)            (0.61%)
SCMG2                    AXP(R) Variable Portfolio - Cash Management Fund          (0.68)             (0.68)
SCMG1                    AXP(R) Variable Portfolio - Cash Management Fund          (0.78)             (0.77)
WCMG1                    AXP(R) Variable Portfolio - Cash Management Fund          (1.75)             (1.73)
WCMG9                    AXP(R) Variable Portfolio - Cash Management Fund          (1.01)             (1.00)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled  to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT                INVESTING IN:                                                    YIELD
ESI                       AXP(R) Variable Portfolio - Bond Fund                            5.20%
SBND2                     AXP(R) Variable Portfolio - Bond Fund                            5.33
SBND1                     AXP(R) Variable Portfolio - Bond Fund                            5.23
WBND1                     AXP(R) Variable Portfolio - Bond Fund                            4.89
WBND9                     AXP(R) Variable Portfolio - Bond Fund                            3.67
WFDI5                     AXP(R) Variable Portfolio - Federal Income Fund                  2.94
WFDI3                     AXP(R) Variable Portfolio - Federal Income Fund                  2.96
SFDI1                     AXP(R) Variable Portfolio - Federal Income Fund                  3.00
WFDI1                     AXP(R) Variable Portfolio - Federal Income Fund                  2.97
WFDI9                     AXP(R) Variable Portfolio - Federal Income Fund                  2.99


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR:

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:

RATING AGENCY

A.M. Best                                www.ambest.com
Fitch (formerly Duff & Phelps)           www.fitchratings.com
Moody's                                  www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.(NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.47       $1.38       $1.33      $1.33
Accumulation unit value at end of period                                               $1.53       $1.47       $1.38      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                7,272       8,923       9,498      8,127
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.09       $1.03       $1.00         --
Accumulation unit value at end of period                                               $1.14       $1.09       $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                  264         317          64         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.09       $1.03       $1.00         --
Accumulation unit value at end of period                                               $1.14       $1.09       $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                  894       1,363         688         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.01          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   40          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WBND9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.01          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.26       $1.24       $1.18      $1.15
Accumulation unit value at end of period                                               $1.26       $1.26       $1.24      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                8,572       8,409       4,421        941
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%
Simple yield(5)                                                                        (0.61%)        --          --         --
Compound yield(5)                                                                      (0.61%)        --          --         --

SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.05       $1.03       $1.00         --
Accumulation unit value at end of period                                               $1.04       $1.05       $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                4,222       3,980       2,613         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --
Simple yield(5)                                                                        (0.68%)        --          --         --
Compound yield(5)                                                                      (0.68%)        --          --         --

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.05       $1.03       $1.00         --
Accumulation unit value at end of period                                               $1.04       $1.05       $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)               12,876      11,399      11,511         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --
Simple yield(5)                                                                        (0.78%)        --          --         --
Compound yield(5)                                                                      (0.77%)        --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                         $1.33       $1.24       $1.17      $1.00
Accumulation unit value at end of period                                               $1.33       $1.33       $1.24      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                5,689       2,544       1,377        414
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.50%      1.50%

SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WBND9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.11       $1.07       $1.03      $1.00
Accumulation unit value at end of period                                               $1.15       $1.11       $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                  749         231         241        132
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.50%      1.50%
Simple yield(5)                                                                           --          --          --         --
Compound yield(5)                                                                         --          --          --         --

SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --
Simple yield(5)                                                                           --          --          --         --
Compound yield(5)                                                                         --          --          --         --

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --
Simple yield(5)                                                                           --          --          --         --
Compound yield(5)                                                                         --          --          --         --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.99          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --
Simple yield(5)                                                                        (1.75%)        --          --         --
Compound yield(5)                                                                      (1.73%)        --          --         --

SUBACCOUNT WCMG9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.99          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  132          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --
Simple yield(5)                                                                        (1.01%)        --          --         --
Compound yield(5)                                                                      (1.00%)        --          --         --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $1.09       $1.08       $1.00         --
Accumulation unit value at end of period                                               $0.87       $1.09       $1.08         --
Number of accumulation units outstanding at end of period (000 omitted)                  238         115           7         --
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%        --

SUBACCOUNT WDEI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $1.09       $1.08       $1.00         --
Accumulation unit value at end of period                                               $0.87       $1.09       $1.08         --
Number of accumulation units outstanding at end of period (000 omitted)                  368         223          66         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $1.08       $1.07       $1.00         --
Accumulation unit value at end of period                                               $0.86       $1.08       $1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                  179         367          52         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WDEI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $1.08       $1.08       $1.00         --
Accumulation unit value at end of period                                               $0.86       $1.08       $1.08         --
Number of accumulation units outstanding at end of period (000 omitted)                  325         144          40         --
Ratio of operating expense to average net assets                                        1.70%       1.70%       1.70%        --

SUBACCOUNT WDEI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.80          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WESL5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WESL3(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   11          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WESL8(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --
Simple yield(5)                                                                           --          --          --         --
Compound yield(5)                                                                         --          --          --         --

SUBACCOUNT WCMG9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --
Simple yield(5)                                                                           --          --          --         --
Compound yield(5)                                                                         --          --          --         --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WDEI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WDEI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WDEI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESL5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESL3(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESL8(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESL1(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WESL9(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                         $1.11       $1.06       $1.00         --
Accumulation unit value at end of period                                               $1.16       $1.11       $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                  248         117          39         --
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%        --

SUBACCOUNT WFDI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                         $1.10       $1.05       $1.00         --
Accumulation unit value at end of period                                               $1.15       $1.10       $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                2,375       1,609         272         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                         $1.11       $1.06       $1.00         --
Accumulation unit value at end of period                                               $1.16       $1.11       $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                  397         424          24         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WFDI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                         $1.10       $1.05       $1.00         --
Accumulation unit value at end of period                                               $1.14       $1.10       $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                  864         413          65         --
Ratio of operating expense to average net assets                                        1.70%       1.70%       1.70%        --

SUBACCOUNT WFDI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.02          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $1.27       $1.54       $1.72      $1.32
Accumulation unit value at end of period                                               $0.98       $1.27       $1.54      $1.72
Number of accumulation units outstanding at end of period (000 omitted)                3,938       4,237       3,717      2,141
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT WNDM3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $0.71       $0.86       $1.00         --
Accumulation unit value at end of period                                               $0.54       $0.71       $0.86         --
Number of accumulation units outstanding at end of period (000 omitted)                2,700       3,128       2,130         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $0.74       $0.90       $1.00         --
Accumulation unit value at end of period                                               $0.57       $0.74       $0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                2,097       2,896       2,468         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WNDM1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $0.70       $0.86       $1.00         --
Accumulation unit value at end of period                                               $0.54       $0.70       $0.86         --
Number of accumulation units outstanding at end of period (000 omitted)                  529         363         198         --
Ratio of operating expense to average net assets                                        1.70%       1.70%       1.70%        --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESL1(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESL9(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFDI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFDI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFDI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $1.05       $1.00          --         --
Accumulation unit value at end of period                                               $1.32       $1.05          --         --
Number of accumulation units outstanding at end of period (000 omitted)                1,108          69          --         --
Ratio of operating expense to average net assets                                        1.40%       1.40%         --         --

SUBACCOUNT WNDM3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WNDM1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   35          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WSVA3(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   22          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    3          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WSVA1(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   20          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WSVA9(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   11          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WABA3(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   40          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WABA1(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   70          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WABA9(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSVA3(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSVA1(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSVA9(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WABA3(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WABA1(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WABA9(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAC5(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WAAC3(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WAAC8(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WAAC1(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WAAC9(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.79          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WAAD5(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WAAD3(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WAAD8(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WAAD1(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WAAD9(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WGIP5(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    2          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAC5(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAC3(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAC8(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAC1(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAC9(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAD5(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAD3(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAD8(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAD1(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WAAD9(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIP5(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIP3(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WGIP8(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WGIP1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    8          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WGIP9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT EPP(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.79       $0.96       $1.17      $1.00
Accumulation unit value at end of period                                               $0.54       $0.79       $0.96      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                2,312       2,574       3,368         56
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT SPGR2(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.65       $0.80       $1.00         --
Accumulation unit value at end of period                                               $0.44       $0.65       $0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                1,162       2,397       1,899         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.70       $0.86       $1.00         --
Accumulation unit value at end of period                                               $0.48       $0.70       $0.86         --
Number of accumulation units outstanding at end of period (000 omitted)                4,631       7,466       9,298         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WPRG1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    2          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WPRG9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT ETC(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.79       $1.08       $1.40      $1.00
Accumulation unit value at end of period                                               $0.46       $0.79       $1.08      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                1,387       1,958       2,278        105
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT STEC2(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.48       $0.65       $1.00         --
Accumulation unit value at end of period                                               $0.27       $0.48       $0.65         --
Number of accumulation units outstanding at end of period (000 omitted)                1,976       2,165       2,882         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIP3(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIP8(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIP1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIP9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT EPP(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SPGR2(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WPRG1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WPRG9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT ETC(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT STEC2(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $0.51       $0.70       $1.00         --
Accumulation unit value at end of period                                               $0.29       $0.51       $0.70         --
Number of accumulation units outstanding at end of period (000 omitted)                3,655       6,380       9,543         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WTEC1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WTEC9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.94          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEBC5(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   10          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEBC3(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   14          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEBC8(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    3          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEBC1(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   43          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEBC9(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WECG5(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   13          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WECG3(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   28          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WECG8(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    3          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WTEC1(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WTEC9(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEBC5(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEBC3(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEBC8(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEBC1(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEBC9(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECG5(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECG3(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECG8(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG1(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   55          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WECG9(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WECB5(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  106          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WECB3(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   92          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WECB8(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WECB1(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   59          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WECB9(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  118          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEEI5(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    9          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEEI3(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   16          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEEI8(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   21          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEEI1(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   38          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG1(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECG9(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECB5(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECB3(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECB8(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECB1(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WECB9(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEEI5(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEEI3(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEEI8(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEEI1(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI9(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEFF5(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.00          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                               --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEFF3(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.00          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEFF8(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.00          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEFF1(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.00          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEFF9(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.00          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEFD5(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEFD3(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEFD8(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEFD1(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEFD9(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI9(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFF5(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFF3(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFF8(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFF1(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFF9(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFD5(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFD3(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFD8(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFD1(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEFD9(7) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO5(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   10          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEGO3(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   13          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEGO8(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEGO1(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   54          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEGO9(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEGR5(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.99          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    4          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEGR3(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEGR8(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEGR1(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   21          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEGR9(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEGW5(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO5(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGO3(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGO8(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGO1(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGO9(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGR5(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGR3(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGR8(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGR1(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGR9(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGW5(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGW3(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEGW8(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   21          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEGW1(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEGW9(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEHI5(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  103          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEHI3(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   19          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEHI8(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEHI1(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   19          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEHI9(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   32          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEIG5(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   12          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEIG3(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   14          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGW3(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGW8(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGW1(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEGW9(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEHI5(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEHI3(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEHI8(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEHI1(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEHI9(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEIG5(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEIG3(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG8(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEIG1(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   53          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEIG9(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEMA5(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    4          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEMA3(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEMA8(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEMA1(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   18          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEMA9(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEOE5(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   13          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEOE3(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   44          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEOE8(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    3          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG8(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEIG1(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEIG9(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEMA5(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEMA3(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEMA8(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEMA1(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEMA9(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEOE5(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEOE3(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEOE8(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE1(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   45          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEOE9(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WESM5(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    7          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WESM3(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   22          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WESM8(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    2          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WESM1(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   24          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WESM9(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WESE5(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WESE3(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   10          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WESE8(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WESE1(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE1(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEOE9(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESM5(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESM3(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESM8(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESM1(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESM9(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESE5(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESE3(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESE8(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WESE1(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE9(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WEST5(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.08          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    4          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WEST3(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.08          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WEST8(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.08          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WEST1(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.08          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WEST9(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.08          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WFCO5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    8          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WFCO3(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WFCO8(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WFCO1(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WFCO9(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE9(7) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEST5(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEST3(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEST8(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEST1(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WEST9(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFCO5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFCO3(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFCO8(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFCO1(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFCO9(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR5(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   14          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WFGR3(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   41          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WFGR8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WFGR1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WFGR9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.72          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WMDC5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.06       $1.00          --         --
Accumulation unit value at end of period                                               $0.94       $1.06          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  250          94          --         --
Ratio of operating expense to average net assets                                        1.40%       1.40%         --         --

SUBACCOUNT WMDC3(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.06       $1.00          --         --
Accumulation unit value at end of period                                               $0.94       $1.06          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  559         156          --         --
Ratio of operating expense to average net assets                                        1.50%       1.50%         --         --

SUBACCOUNT WMDC8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.89          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   27          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WMDC1(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.06       $1.00          --         --
Accumulation unit value at end of period                                               $0.94       $1.06          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  290          13          --         --
Ratio of operating expense to average net assets                                        1.70%       1.70%         --         --

SUBACCOUNT WMDC9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.89          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WVAS5(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.88          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   55          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR5(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFGR3(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFGR8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFGR1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WFGR9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMDC5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMDC3(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMDC8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMDC1(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMDC9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVAS5(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS3(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.88          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   61          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WVAS8(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.88          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WVAS1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.88          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   11          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WVAS9(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.88          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT EMU(11) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.23       $1.17       $1.05      $1.00
Accumulation unit value at end of period                                               $1.07       $1.23       $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                  966         546         170         31
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT WMSS3(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.17       $1.11       $1.00         --
Accumulation unit value at end of period                                               $1.02       $1.17       $1.11         --
Number of accumulation units outstanding at end of period (000 omitted)                1,063         324          39         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.25       $1.19       $1.00         --
Accumulation unit value at end of period                                               $1.09       $1.25       $1.19         --
Number of accumulation units outstanding at end of period (000 omitted)                  690         473          79         --
Ratio of operating expense to average net assets                                        1.60%       1.60%       1.60%        --

SUBACCOUNT WMSS1(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.17       $1.11       $1.00         --
Accumulation unit value at end of period                                               $1.01       $1.17       $1.11         --
Number of accumulation units outstanding at end of period (000 omitted)                  324          24           6         --
Ratio of operating expense to average net assets                                        1.70%       1.70%       1.70%        --

SUBACCOUNT WMSS9(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.87          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WINT5(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  286          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WINT3(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   76          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS3(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVAS8(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVAS1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVAS9(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT EMU(11) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMSS3(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMSS1(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WMSS9(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WINT5(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WINT3(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WINT8(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  330          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WINT1(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WINT9(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.83          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WSND5(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   20          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WSND3(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    9          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WSND8(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WSND1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WSND9(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.73          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WSTR5(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   11          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WSTR3(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   26          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WSTR8(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WINT8(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WINT1(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WINT9(4),(13) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSND5(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSND3(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSND8(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSND1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSND9(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTR5(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTR3(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTR8(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    7          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WSTR9(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WSUT5(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    6          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WSUT3(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   10          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WSUT8(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WSUT1(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    9          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WSUT9(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WOCA5(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WOCA3(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    4          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WOCA8(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WOCA1(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTR9(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSUT5(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSUT3(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSUT8(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSUT1(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSUT9(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOCA5(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOCA3(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOCA8(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOCA1(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOCA9(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.77          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   12          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WOGS3(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.77          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   78          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WOGS8(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.93          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    9          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WOGS1(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.77          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WOGS9(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.92          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    4          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WOSM3(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    5          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   13          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WOSM1(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   18          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WOSM9(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.95          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOCA9(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOGS3(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOGS8(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOGS1(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOGS9(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOSM3(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOSM1(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WOSM9(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   10          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WSTB3(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   73          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WSTB8(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WSTB1(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.03          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    5          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WSTB9(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.04          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT EPG(14) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.16       $1.26       $1.18      $1.18
Accumulation unit value at end of period                                               $0.93       $1.16       $1.26      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                5,706       6,280       6,616      4,302
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT WGIN3(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.81          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   22          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WGIN8(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.81          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WGIN1(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.81          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WGIN9(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.81          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WHSC5(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   12          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTB3(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTB8(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTB1(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WSTB9(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT  EPG(14) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $1.18          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                  239          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WGIN3(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIN8(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIN1(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WGIN9(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WHSC5(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHSC3(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   12          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WHSC8(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WHSC1(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   73          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WHSC9(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.97          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --          --

SUBACCOUNT EPL(11) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $0.93       $1.19       $1.33      $1.00
Accumulation unit value at end of period                                               $0.76       $0.93       $1.19      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                1,856       1,775       2,192        347
Ratio of operating expense to average net assets                                        1.40%       1.40%       1.40%      1.40%

SUBACCOUNT WIGR3(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $0.59       $0.75       $1.00         --
Accumulation unit value at end of period                                               $0.48       $0.59       $0.75         --
Number of accumulation units outstanding at end of period (000 omitted)                3,437       4,040       2,678         --
Ratio of operating expense to average net assets                                        1.50%       1.50%       1.50%        --

SUBACCOUNT WIGR8(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.85          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    7          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WIGR1(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $0.58       $0.75       $1.00         --
Accumulation unit value at end of period                                               $0.47       $0.58       $0.75         --
Number of accumulation units outstanding at end of period (000 omitted)                1,350       1,244         708         --
Ratio of operating expense to average net assets                                        1.70%       1.70%       1.70%        --

SUBACCOUNT WIGR9(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.84          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WVCP5(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHSC3(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WHSC8(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WHSC1(9) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WHSC9(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT EPL(11) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WIGR3(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WIGR8(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WIGR1(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WIGR9(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVCP5(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVCP3(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    9          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WVCP8(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    3          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WVCP1(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WVCP9(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.98          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    8          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WVGI5(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WVGI3(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    2          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

SUBACCOUNT WVGI8(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WVGI1(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WVGI9(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

SUBACCOUNT WVRE5(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                    1          --          --         --
Ratio of operating expense to average net assets                                        1.40%         --          --         --

SUBACCOUNT WVRE3(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.50%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVCP3(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVCP8(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVCP1(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVCP9(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVGI5(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVGI3(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVGI8(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVGI1(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVGI9(7) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVRE5(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVRE3(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                     2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVRE8(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                               --          --         --
Ratio of operating expense to average net assets                                        1.60%         --          --         --

SUBACCOUNT WVRE1(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.70%         --          --         --

SUBACCOUNT WVRE9(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                         $1.00          --          --         --
Accumulation unit value at end of period                                               $0.96          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                        1.80%         --          --         --

YEAR ENDED DEC. 31,                                                                     1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVRE8(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVRE1(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --

SUBACCOUNT WVRE9(7) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                                            --          --          --         --
Accumulation unit value at end of period                                                  --          --          --         --
Number of accumulation units outstanding at end of period (000 omitted)                   --          --          --         --
Ratio of operating expense to average net assets                                          --          --          --         --


(1)  Operations commenced on Feb. 21, 1995.
(2)  Operations commenced on May 1, 2000.
(3)  Operations commenced on Feb. 11, 2000.
(4)  Operations commenced on March 1, 2002.
(5) Net of annual contract administrative charge and mortality and expense risk fee.
(6)  Operations commenced on March 3, 2000.

(7)  Operations commenced on Aug. 30, 2002.

(8)  Operations commenced on Oct. 29, 1997.
(9)  Operations commenced on May 1, 2002.
(10) Operations commenced on July 31, 2002.
(11) Operations commenced on Sept. 22, 1999.
(12) Operations commenced on May 1, 2001.
(13) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(14) Operations commenced on Oct. 5, 1998.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity (comprised of subaccounts ESI, SBND2, SBND1, WBND1, WBND9, EMS, SCMG2, SCMG1, WCMG1, WCMG9, WDEI5, WDEI3, SDEI1, WDEI1, WDEI9, WESL5, WESL3, WESL8, WESL1, WESL9, WFDI5, WFDI3, SFDI1, WFDI1, WFDI9, EGD, WNDM3, SNDM1, WNDM1, WNDM9, WSVA5, WSVA3, WSVA8,WSVA1, WSVA9, WABA5, WABA3, WABA8, WABA1, WABA9, WAAC5, WAAC3, WAAC8, WAAC1, WAAC9, WAAD5, WAAD3, WAAD8, WAAD1, WAAD9, WGIP5, WGIP3, WGIP8, WGIP1, WGIP9, EPP, SPGR2, SPGR1, WPRG1, WPRG9, ETC, STEC2, STEC1, WTEC1, WTEC9, WEBC5, WEBC3, WEBC8, WEBC1, WEBC9, WECG5, WECG3, WECG8, WECG1, WECG9, WECB5, WECB3, WECB8, WECB1, WECB9, WEEI5, WEEI3, WEEI8, WEEI1, WEEI9, WEFF5, WEFF3, WEFF8, WEFF1, WEFF9, WEFD5, WEFD3, WEFD8, WEFD1, WEFD9, WEGO5, WEGO3, WEGO8, WEGO1, WEGO9, WEGR5, WEGR3, WEGR8, WEGR1, WEGR9, WEGW5, WEGW3, WEGW8, WEGW1, WEGW9, WEHI5, WEHI3, WEHI8, WEHI1, WEHI9, WEIG5, WEIG3, WEIG8, WEIG1, WEIG9, WEMA5, WEMA3, WEMA8, WEMA1, WEMA9, WEOE5, WEOE3, WEOE8, WEOE1, WEOE9, WESM5, WESM3, WESM8, WESM1, WESM9, WESE5, WESE3, WESE8, WESE1, WESE9, WEST5, WEST3, WEST8, WEST1, WEST9, WFCO5, WFCO3, WFCO8, WFCO1, WFCO9, WFGR5, WFGR3, WFGR8, WFGR1, WFGR9, WMDC5, WMDC3, WMDC8, WMDC1, WMDC9, WVAS5, WVAS3, WVAS8, WVAS1, WVAS9, EMU, WMSS3, SMSS1, WMSS1, WMSS9, WINT5, WINT3, WINT8, WINT1, WINT9, WSND5, WSND3, WSND8, WSND1, WSND9, WSTR5, WSTR3, WSTR8, WSTR1, WSTR9, WSUT5, WSUT3, WSUT8, WSUT1, WSUT9, WOCA5, WOCA3, WOCA8, WOCA1, WOCA9, WOGS5, WOGS3, WOGS8, WOGS1, WOGS9, WOSM5, WOSM3, WOSM8, WOSM1, WOSM9, WSTB5, WSTB3, WSTB8, WSTB1, WSTB9, EPG, WGIN3, WGIN8, WGIN1, WGIN9, WHSC5, WHSC3, WHSC8, WHSC1, WHSC9, EPL, WIGR3, WIGR8, WIGR1, WIGR9, WVRE5, WVRE3, WVRE8, WVRE1, WVRE9, WVCP5, WVCP3, WVCP8, WVCP1, WVCP9, WVGI5, WVGI3, WVGI8, WVGI1 and WVGI9) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                    /s/ Ernest & Young LLP

Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002                                                  ESI          SBND2         SBND1         WBND1         WBND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $ 11,517,026  $    296,578  $  1,003,878  $     39,642  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $ 11,099,579  $    300,042  $  1,014,347  $     40,005  $         --
Dividends receivable                                                48,837         1,509         5,123           105            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           405            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    11,148,416       301,551     1,019,470        40,515            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  12,542           428         1,540            33            --
    Administrative charge                                            1,505            48           159             3            --
    Contract terminations                                            2,945           404         2,118            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   16,992           880         3,817            36            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       11,117,524       300,671     1,015,653        40,479            --
Net assets applicable to contracts in payment period                13,900            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $ 11,131,424  $    300,671  $  1,015,653  $     40,479  $         --
==================================================================================================================================
Accumulation units outstanding                                   7,272,250       264,312       894,148        39,987            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.53  $       1.14  $       1.14  $       1.01  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     EMS           SCMG2         SCMG1         WCMG1        WCMG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $ 10,774,913  $  4,479,257  $ 13,416,429  $         --  $    130,744
                                                              --------------------------------------------------------------------
    at market value                                           $ 10,774,903  $  4,479,257  $ 13,416,402  $         --  $    130,744
Dividends receivable                                                 7,328         3,479        10,759            --           100
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    35,163            --        44,560            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    10,817,394     4,482,736    13,471,721            --       130,844
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  10,387         5,387        17,927            --           190
    Administrative charge                                            1,246           599         1,855            --            17
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   11,633         5,986        19,782            --           207
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       10,805,565     4,409,908    13,451,939            --       130,637
Net assets applicable to contracts in payment period                   196        66,842            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $ 10,805,761  $  4,476,750  $ 13,451,939  $         --  $    130,637
==================================================================================================================================
Accumulation units outstanding                                   8,571,906     4,222,295    12,876,367            --       132,247
==================================================================================================================================
Net asset value per accumulation unit                         $       1.26  $       1.04  $       1.04  $         --  $       0.99
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WDEI5         WDEI3         SDEI1        WDEI1         WDEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    230,497  $    380,452  $    247,938  $    332,989  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $    199,769  $    319,687  $    211,731  $    280,132  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     7,108            --            --           591            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       206,877       319,687       211,731       280,723            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     192           377           269           358            --
    Administrative charge                                               23            42            28            35            --
    Contract terminations                                               --           591        57,615            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      215         1,010        57,912           393            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          206,662       318,677       153,819       280,330            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    206,662  $    318,677  $    153,819  $    280,330  $         --
==================================================================================================================================
Accumulation units outstanding                                     237,913       367,895       178,949       325,464            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.87  $       0.87  $       0.86  $       0.86  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WESL5         WESL3         WESL8         WESL1        WESL9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $     10,002  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $     11,023  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --        11,023            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            13            --            --            --
    Administrative charge                                               --             2            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            15            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --        11,008            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $     11,008  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --        10,829            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $       1.02  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WFDI5         WFDI3        SFDI1          WFDI1         WFDI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    284,135  $  2,669,094  $    522,421  $    971,834  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $    287,795  $  2,721,604  $    526,870  $    986,738  $         --
Dividends receivable                                                   785         6,663         1,415         2,480            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       288,580     2,728,267       528,285       989,218            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     351         3,210           728         1,370            --
    Administrative charge                                               42           357            75           133            --
    Contract terminations                                              961            --        68,310            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    1,354         3,567        69,113         1,503            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          287,226     2,724,700       459,172       987,715            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    287,226  $  2,724,700  $    459,172  $    987,715  $         --
==================================================================================================================================
Accumulation units outstanding                                     248,245     2,375,336       396,901       863,865            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.16  $       1.15  $       1.16  $       1.14  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EGD          WNDM3         SNDM1         WNDM1         WNDM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  5,769,444  $  2,290,598  $  1,654,069  $    392,883  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $  3,838,918  $  1,470,588  $  1,192,371  $    285,527  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    10,328            --            --           679            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     3,849,246     1,470,588     1,192,371       286,206            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   4,191         1,745         1,635           366            --
    Administrative charge                                              503           194           169            35            --
    Contract terminations                                               --           583           140            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    4,694         2,522         1,944           401            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        3,844,552     1,468,066     1,190,427       285,805            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  3,844,552  $  1,468,066  $  1,190,427  $    285,805  $         --
==================================================================================================================================
Accumulation units outstanding                                   3,938,306     2,700,114     2,096,659       528,544            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.98  $       0.54  $       0.57  $       0.54  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WSVA5         WSVA3         WSVA8         WSVA1         WSVA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     25,273  $     18,254  $      3,096  $     15,278  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     24,365  $     17,604  $      3,069  $     15,302  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     2,987            --            --           196            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        27,352        17,604         3,069        15,498            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      25            20             5            11            --
    Administrative charge                                                3             2            --             1            --
    Contract terminations                                               --           197            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       28           219             5            12            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           27,324        17,385         3,064        15,486            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     27,324  $     17,385  $      3,064  $     15,486  $         --
==================================================================================================================================
Accumulation units outstanding                                      34,584        22,027         3,201        19,639            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.79  $       0.79  $       0.96  $       0.79  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WABA5         WABA3         WABA8         WABA1         WABA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     10,166  $     37,921  $         17  $     67,184  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     10,215  $     38,407  $         17  $     66,542  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           714            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 11           642            --            50            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        10,226        39,049            17        67,306            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      10            52            --            46            --
    Administrative charge                                                1             6            --             4            --
    Contract terminations                                               --           584            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           714            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       11           642            --           764            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           10,215        38,407            17        66,542            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     10,215  $     38,407  $         17  $     66,542  $         --
==================================================================================================================================
Accumulation units outstanding                                      10,737        40,378            18        70,071            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WAAC5         WAAC3         WAAC8         WAAC1         WAAC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $      1,082  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $      1,049  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --             1            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --         1,050            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --             1            --            --            --
    Administrative charge                                               --            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --             1            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --         1,049            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $      1,049  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --         1,329            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $       0.79  $         --  $         --  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WAAD5         WAAD3         WAAD8         WAAD1         WAAD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $         --  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $         --  $         --            --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --            --            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            --            --            --            --
    Administrative charge                                               --            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --            --            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $         --  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --            --            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $         --  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WGIP5         WGIP3         WGIP8         WGIP1        WGIP9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      2,083  $      1,333  $      1,107  $      8,024  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      2,120  $      1,302  $      1,076  $      7,737  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  3             1             2            11            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         2,123         1,303         1,078         7,748            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       3             1             2            10            --
    Administrative charge                                               --            --            --             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        3             1             2            11            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            2,120         1,302         1,076         7,737            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      2,120  $      1,302  $      1,076  $      7,737  $         --
==================================================================================================================================
Accumulation units outstanding                                       2,223         1,366         1,129         8,121            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EPP          SPGR2         SPGR1         WPRG1        WPRG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  2,107,797  $    858,886  $  3,888,559  $      2,197  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $  1,237,662  $    513,943  $  2,207,451  $      2,005  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              5,097           681        37,233             3            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,242,759       514,624     2,244,684         2,008            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   1,402           613         2,963             3            --
    Administrative charge                                              168            68           306            --            --
    Contract terminations                                            3,527            --        33,964            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    5,097           681        37,233             3            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        1,237,662       513,943     2,207,451         2,005            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  1,237,662  $    513,943  $  2,207,451  $      2,005  $         --
==================================================================================================================================
Accumulation units outstanding                                   2,311,533     1,161,672     4,630,805         2,180            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.54  $       0.44  $       0.48  $       0.92  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      ETC          STEC2         STEC1         WTEC1        WTEC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  1,821,739  $    895,506  $  2,104,736  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $    631,758  $    539,509  $  1,068,958  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                786           900         1,874            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       632,544       540,409     1,070,832            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     702           810         1,698            --            --
    Administrative charge                                               84            90           176            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      786           900         1,874            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          631,758       539,509     1,068,958            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    631,758  $    539,509  $  1,068,958  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                   1,387,024     1,975,781     3,655,170            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.46  $       0.27  $       0.29  $         --  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEBC5         WEBC3         WEBC8        WEBC1         WEBC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      9,295  $     13,344  $      3,433  $     41,694  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      9,104  $     13,181  $      3,298  $     41,166  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           586            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  9           601             5            37            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,113        13,782         3,303        41,789            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       8            14             5            34            --
    Administrative charge                                                1             1            --             3            --
    Contract terminations                                               --           586            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           586            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        9           601             5           623            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            9,104        13,181         3,298        41,166            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      9,104  $     13,181  $      3,298  $     41,166  $         --
==================================================================================================================================
Accumulation units outstanding                                       9,524        13,795         3,454        43,128            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.96  $       0.96  $       0.95  $       0.95  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WECG5         WECG3         WECG8         WECG1        WECG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     12,765  $     26,291  $      3,289  $     52,763  $         59
                                                              --------------------------------------------------------------------
    at market value                                           $     12,780  $     26,376  $      3,272  $     52,762  $         58
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           700            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 14           740             5            51            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        12,794        27,116         3,277        53,513            58
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      12            36             5            47            --
    Administrative charge                                                2             4            --             4            --
    Contract terminations                                               --           700            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           700            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       14           740             5           751            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           12,780        26,376         3,272        52,762            58
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     12,780  $     26,376  $      3,272  $     52,762  $         58
==================================================================================================================================
Accumulation units outstanding                                      13,403        27,689         3,435        55,406            61
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $       0.95
==================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WECB5         WECB3         WECB8         WECB1        WECB9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    110,216  $     95,444  $         15  $     61,571  $    121,729
                                                              --------------------------------------------------------------------
    at market value                                           $    109,715  $     95,644  $         15  $     61,631  $    121,859
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           404            --
Receivable from mutual funds and portfolios
  for share redemptions                                                127           480            --            61           193
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       109,842        96,124            15        62,096       122,052
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     113            68            --            56           177
    Administrative charge                                               14             8            --             5            16
    Contract terminations                                               --           404            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           404            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      127           480            --           465           193
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          109,715        95,644            15        61,631       121,859
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    109,715  $     95,644  $         15  $     61,631  $    121,859
==================================================================================================================================
Accumulation units outstanding                                     105,734        92,212            15        59,467       117,635
==================================================================================================================================
Net asset value per accumulation unit                         $       1.04  $       1.04  $       1.04  $       1.04  $       1.04
==================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEEI5         WEEI3         WEEI8         WEEI1        WEEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      9,341  $     15,985  $     20,264  $     37,600  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      9,156  $     15,823  $     19,768  $     36,918  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           585            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 11           604            11            34            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,167        16,427        19,779        37,537            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       9            17            10            31            --
    Administrative charge                                                1             2             1             3            --
    Contract terminations                                                1           585            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           585            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       11           604            11           619            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            9,156        15,823        19,768        36,918            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      9,156  $     15,823  $     19,768  $     36,918  $         --
==================================================================================================================================
Accumulation units outstanding                                       9,497        16,444        20,525        38,347            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.96  $       0.96  $       0.96  $       0.96  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEFF5         WEFF3         WEFF8         WEFF1        WEFF9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         33  $         --  $         --  $      5,806  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         33  $         --  $         --  $      5,618  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --             8            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            33            --            --         5,626            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            --            --             7            --
    Administrative charge                                               --            --            --             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            --            --             8            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               33            --            --         5,618            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         33  $         --  $         --  $      5,618  $         --
==================================================================================================================================
Accumulation units outstanding                                          33            --            --         5,631            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.00  $         --  $         --  $       1.00  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEFD5         WEFD3         WEFD8        WEFD1          WEFD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $         --  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $         --  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --            --            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            --            --            --            --
    Administrative charge                                               --            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --            --            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $         --  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --            --            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $         --  $         --  $         --  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEGO5         WEGO3         WEGO8         WEGO1        WEGO9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      9,629  $     12,528  $         18  $     50,108  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      9,356  $     12,320  $         17  $     49,580  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           695            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 10           708            --            43            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,366        13,028            17        50,318            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       9            12            --            39            --
    Administrative charge                                                1             1            --             4            --
    Contract terminations                                               --           695            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           695            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       10           708            --           738            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            9,356        12,320            17        49,580            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      9,356  $     12,320  $         17  $     49,580  $         --
==================================================================================================================================
Accumulation units outstanding                                      10,171        13,409            18        53,976            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.92  $       0.92  $       0.92  $       0.92  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEGR5         WEGR3        WEGR8          WEGR1         WEGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      3,482  $      5,489  $          7  $     20,545  $         43
                                                              --------------------------------------------------------------------
    at market value                                           $      3,524  $      5,485  $          8  $     20,495  $         44
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           293            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4           299            --            19            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         3,528         5,784             8        20,807            44
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expenserisk fee                                        4             5             1            17            --
    Administrative charge                                               --             1            --             2            --
    Contract terminations                                               --           293            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           293            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4           299             1           312            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            3,524         5,485             7        20,495            44
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      3,524  $      5,485  $          7  $     20,495  $         44
==================================================================================================================================
Accumulation units outstanding                                       3,576         5,583             7        20,833            44
==================================================================================================================================
Net asset value per accumulation unit                         $       0.99  $       0.98  $       0.98  $       0.98  $       0.98
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WEGW5        WEGW3         WEGW8         WEGW1        WEGW9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $         --  $     20,230  $      5,780           $--
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $         --  $     19,865  $      5,576           $--
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            --            11             8            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --            --        19,876         5,584            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            --            10             7            --
    Administrative charge                                               --            --             1             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            --            11             8            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --            --        19,865         5,576            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $         --  $     19,865  $      5,576  $         --
==================================================================================================================================
Accumulation units outstanding                                          --            --        20,729         5,832            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $         --  $       0.96  $       0.96  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEHI5         WEHI3         WEHI8         WEHI1        WEHI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    105,881  $     19,648  $         --  $     19,299  $     33,813
                                                              --------------------------------------------------------------------
    at market value                                           $    106,684  $     19,566  $         --  $     19,201  $     32,978
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --             6            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                122            22            --            17            43
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       106,806        19,594            --        19,218        33,021
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     109            20            --            15            39
    Administrative charge                                               13             2            --             2             4
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      122            22            --            17            43
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          106,684        19,572            --        19,201        32,978
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    106,684  $     19,572  $         --  $     19,201  $     32,978
==================================================================================================================================
Accumulation units outstanding                                     103,029        18,910            --        18,567        31,902
==================================================================================================================================
Net asset value per accumulation unit                         $       1.04  $       1.04  $         --  $       1.03  $       1.03
==================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEIG5         WEIG3         WEIG8         WEIG1        WEIG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     11,002  $     13,254  $         16  $     49,878  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     10,840  $     13,187  $         15  $     49,691  $          1
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           702            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 12           725            --            41            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        10,852        13,912            15        50,434             1
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      11            21            --            37             1
    Administrative charge                                                1             2            --             4            --
    Contract terminations                                               --           702            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           702            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       12           725            --           743             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           10,840        13,187            15        49,691            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     10,840  $     13,187  $         15  $     49,691  $         --
==================================================================================================================================
Accumulation units outstanding                                      11,651        14,132            16        53,487            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.93  $       0.93  $       0.93  $       0.93  $       0.93
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEMA5         WEMA3         WEMA8         WEMA1        WEMA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      3,456  $      5,455  $          7  $     17,307  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      3,421  $      5,405  $          7  $     17,171  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           293            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4           300            --            15            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         3,425         5,705             7        17,479            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       4             6            --            14            --
    Administrative charge                                               --             1            --             1            --
    Contract terminations                                               --           293            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           293            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4           300            --           308            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            3,421         5,405             7        17,171            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      3,421  $      5,405  $          7  $     17,171  $         --
==================================================================================================================================
Accumulation units outstanding                                       3,592         5,673             8        18,056            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $         --
==================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEOE5         WEOE3         WEOE8         WEOE1        WEOE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     13,386  $     43,021  $      2,851  $     44,892  $         85
                                                              --------------------------------------------------------------------
    at market value                                           $     12,975  $     42,217  $      2,654  $     43,738  $         84
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           775            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 16           738             4            41            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        12,991        42,955         2,658        44,554            84
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      13            55             4            37            --
    Administrative charge                                                2             6            --             4            --
    Contract terminations                                                1           677            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           775            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       16           738             4           816            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           12,975        42,217         2,654        43,738            84
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     12,975  $     42,217  $      2,654  $     43,738  $         84
==================================================================================================================================
Accumulation units outstanding                                      13,474        43,847         2,759        45,485            87
==================================================================================================================================
Net asset value per accumulation unit                         $       0.96  $       0.96  $       0.96  $       0.96  $       0.96
==================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WESM5         WESM3         WESM8         WESM1        WESM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      6,405  $     21,243  $      2,324  $     23,282  $         46
                                                              --------------------------------------------------------------------
    at market value                                           $      6,381  $     21,005  $      2,299  $     23,112  $         45
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           359            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  7           232             3            26            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         6,388        21,237         2,302        23,497            45
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       6            31             3            24            --
    Administrative charge                                                1             4            --             2            --
    Contract terminations                                               --           197            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           359            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        7           232             3           385            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            6,381        21,005         2,299        23,112            45
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      6,381  $     21,005  $      2,299  $     23,112  $         45
==================================================================================================================================
Accumulation units outstanding                                       6,692        22,008         2,413        24,279            47
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $       0.95
==================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WESE5         WESE3        WESE8         WESE1         WESE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $      9,973  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $      9,975  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            13            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --         9,988            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            12            --            --            --
    Administrative charge                                               --             1            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            13            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --         9,975            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $      9,975  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --        10,408            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $       0.96  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEST5         WEST3        WEST8         WEST1         WEST9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      4,202  $      6,828  $         --  $      1,174  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      4,175  $      6,830  $         --  $      1,168  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  5             8             1             1            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         4,180         6,838             1         1,169            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       4             7             1             1            --
    Administrative charge                                                1             1            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        5             8             1             1            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            4,175         6,830            --         1,168            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      4,175  $      6,830  $         --  $      1,168  $         --
==================================================================================================================================
Accumulation units outstanding                                       3,857         6,313            --         1,080            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.08  $       1.08  $       1.08  $       1.08  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WFCO5         WFCO3        WFCO8          WFCO1         WFCO9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      8,071  $        806  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      8,113  $        806  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  6            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         8,119           806            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       5            --            --            --            --
    Administrative charge                                                1            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        6            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            8,113           806            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      8,113  $        806  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                       8,370           832            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.97  $       0.97  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        WFGR5        WFGR3       WFGR8         WFGR1        WFGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     10,127  $     31,101  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      9,926  $     29,511  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  8            39            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,934        29,550            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       7            35            --            --            --
    Administrative charge                                                1             4            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        8            39            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            9,926        29,511            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      9,926  $     29,511  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                      13,654        40,626            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.73  $       0.73  $         --  $         --  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WMDC5         WMDC3        WMDC8         WMDC1         WMDC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    252,211  $    561,020  $     24,414  $    284,588  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $    236,032  $    526,005  $     24,437  $    272,137  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     2,987            --            --         2,224            --
Receivable from mutual funds and portfolios
  for share redemptions                                                279           891            17           372            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       239,298       526,896        24,454       274,733            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     249           624            15           339            --
    Administrative charge                                               30            69             2            33            --
    Contract terminations                                               --           198            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          2,987            --            --         2,224            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    3,266           891            17         2,596            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          236,032       526,005        24,437       272,137            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    236,032  $    526,005  $     24,437  $    272,137  $         --
==================================================================================================================================
Accumulation units outstanding                                     250,328       558,897        27,389       290,136            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.94  $       0.94  $       0.89  $       0.94  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WVAS5         WVAS3        WVAS8         WVAS1         WVAS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     51,280  $     52,118  $         --  $      9,175  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     48,459  $     53,460  $         --  $      9,442  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           837            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 57            65            --            11            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        48,516        53,525            --        10,290            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      51            59            --            10            --
    Administrative charge                                                6             6            --             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           837            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       57            65            --           848            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           48,459        53,460            --         9,442            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     48,459  $     53,460  $         --  $      9,442  $         --
==================================================================================================================================
Accumulation units outstanding                                      55,181        60,931            --        10,780            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.88  $       0.88  $         --  $       0.88  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EMU          WMSS3        SMSS1         WMSS1         WMSS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  1,160,955  $  1,220,257  $    861,709  $    368,194  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $  1,036,562  $  1,083,557  $    750,820  $    328,032  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       226            --            --         1,965            --
Receivable from mutual funds and portfolios
  for share redemptions                                              1,235         1,622        58,832           474            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,038,023     1,085,179       809,652       330,471            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   1,103         1,280         1,098           432            --
    Administrative charge                                              132           142           114            42            --
    Contract terminations                                               --           200        57,620            --            --
Payable to mutual funds and portfolios
  for investments purchased                                            226            --            --         1,965            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    1,461         1,622        58,832         2,439            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        1,036,562     1,083,557       750,820       328,032            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  1,036,562  $  1,083,557  $    750,820  $    328,032  $         --
==================================================================================================================================
Accumulation units outstanding                                     966,393     1,062,839       690,469       323,576            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.07  $       1.02  $       1.09  $       1.01  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WINT5         WINT3        WINT8          WINT1         WINT9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $    270,685  $     63,969  $    327,228  $      1,112  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $    240,268  $     64,010  $    276,091  $      1,077  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --        60,549            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                336            (4)          454             2            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       240,604       124,555       276,545         1,079            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     300            (4)          411             2            --
    Administrative charge                                               36            --            43            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --        60,549            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      336        60,545           454             2            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          240,268        64,010       276,091         1,077            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    240,268  $     64,010  $    276,091  $      1,077  $         --
==================================================================================================================================
Accumulation units outstanding                                     286,481        76,479       330,157         1,288            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.84  $       0.84  $       0.84  $       0.84  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WSND5         WSND3        WSND8          WSND1         WSND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     16,029  $      6,833  $         --  $        566  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     14,828  $      6,816  $         --  $        529  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 13             9            --             1            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        14,841         6,825            --           530            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      12             8            --             1            --
    Administrative charge                                                1             1            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       13             9            --             1            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           14,828         6,816            --           529            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     14,828  $      6,816  $         --  $        529  $         --
==================================================================================================================================
Accumulation units outstanding                                      20,207         9,296            --           722            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.73  $       0.73  $         --  $       0.73  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WSTR5         WSTR3        WSTR8          WSTR1         WSTR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     10,125  $     23,689  $      5,038  $      6,168  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     10,117  $     23,709  $      5,132  $      6,147  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --             4            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  7            31             7             8            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        10,124        23,740         5,139         6,159            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       6            28             6             7            --
    Administrative charge                                                1             3             1             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        7            31             7             8            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           10,117        23,709         5,132         6,151            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     10,117  $     23,709  $      5,132  $      6,151  $         --
==================================================================================================================================
Accumulation units outstanding                                      10,912        25,588         5,543         6,649            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.93  $       0.93  $       0.93  $       0.93  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WSUT5         WSUT3         WSUT8         WSUT1        WSUT9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      5,009  $      8,267  $         --  $      7,704  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      4,730  $      8,419  $         --  $      7,986  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  6             8            --            10            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         4,736         8,427            --         7,996            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       5             7            --             9            --
    Administrative charge                                                1             1            --             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        6             8            --            10            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            4,730         8,419            --         7,986            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      4,730  $      8,419  $         --  $      7,986  $         --
==================================================================================================================================
Accumulation units outstanding                                       5,557         9,901            --         9,443            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.85  $       0.85            --  $       0.85            --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WOCA5         WOCA3        WOCA8          WOCA1         WOCA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         41  $      3,924  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         42  $      4,016  $          1  $          1  $          1
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --             6            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            42         4,022             1             1             1
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --             5             1             1             1
    Administrative charge                                               --             1            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --             6             1             1             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               42         4,016            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         42  $      4,016  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          43         4,157            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.97  $       0.97  $       0.97  $       0.97  $       0.96
==================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WOGS5         WOGS3         WOGS8         WOGS1         WOGS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      9,460  $     67,595  $      8,068  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      9,354  $     60,448  $      7,954  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 20            79             4            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,374        60,527         7,958            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      18            71             4            --            --
    Administrative charge                                                2             8            --            --            --
    Contract terminations                                               39            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       59            79             4            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            9,315        60,448         7,954            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      9,315  $     60,448  $      7,954  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                      12,062        78,329         8,597            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.77  $       0.77  $       0.93  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WOSM5         WOSM3         WOSM8         WOSM1        WOSM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      3,481  $      4,453  $     12,103  $     17,372  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      3,436  $      4,426  $     11,918  $     17,175  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           518            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4           199             6            12            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         3,440         4,625        11,924        17,705            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       4             4             6            11            --
    Administrative charge                                               --             1            --             1            --
    Contract terminations                                               --           194            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           518            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4           199             6           530            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            3,436         4,426        11,918        17,175            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      3,436  $      4,426  $     11,918  $     17,175  $         --
==================================================================================================================================
Accumulation units outstanding                                       3,609         4,643        12,529        18,063            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.95  $       0.95  $       0.95  $       0.95  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WSTB5         WSTB3         WSTB8         WSTB1         WSTB9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     10,155  $     71,770  $         --  $      5,465  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $     10,383  $     75,581  $         --  $      5,628  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 11           100            --             7            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        10,394        75,681            --         5,635            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      10            90            --             6            --
    Administrative charge                                                1            10            --             1            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       11           100            --             7            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           10,383        75,581            --         5,628            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     10,383  $     75,581  $         --  $      5,628  $         --
==================================================================================================================================
Accumulation units outstanding                                      10,076        73,402            --         5,473            --
==================================================================================================================================
Net asset value per accumulation unit                         $       1.03  $       1.03  $         --  $       1.03  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     EPG           WGIN3         WGIN8         WGIN1         WGIN9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  7,299,936  $     16,616  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $  5,290,870  $     17,903  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        63            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              6,497            23            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     5,297,430        17,926            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   5,801            21            --            --            --
    Administrative charge                                              696             2            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             63            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    6,560            23            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        5,290,870        17,903            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  5,290,870  $     17,903  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                   5,706,345        21,971            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.93  $       0.81  $         --  $         --  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WHSC5         WHSC3         WHSC8         WHSC1         WHSC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $     10,414  $     10,077  $         --  $     61,627           $--
                                                              --------------------------------------------------------------------
    at market value                                           $     10,240  $      9,682  $         --  $     60,674           $--
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --           419            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 15            13            --            88            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        10,255         9,695            --        61,181            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      13            12            --            80            --
    Administrative charge                                                2             1            --             8            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --           419            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       15            13            --           507            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           10,240         9,682            --        60,674            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     10,240  $      9,682  $         --  $     60,674           $--
==================================================================================================================================
Accumulation units outstanding                                      12,234        11,575            --        72,631            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.84  $       0.84  $         --  $       0.84           $--
==================================================================================================================================


See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EPL          WIGR3        WIGR8          WIGR1        WIGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $  1,974,066  $  1,583,116  $      5,859  $    937,854  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $  1,401,442  $  1,635,341  $      5,709  $    638,850  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     4,626            --            --         2,697            --
Receivable from mutual funds and portfolios
  for share redemptions                                              1,680         2,863             8           928            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,407,748     1,638,204         5,717       642,475            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   1,500         1,858             7           846            --
    Administrative charge                                              180           206             1            82            --
    Contract terminations                                               --           799            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          4,626            --            --         2,697            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    6,306         2,863             8         3,625            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        1,401,442     1,635,341         5,709       638,850            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  1,401,442  $  1,635,341  $      5,709  $    638,850  $         --
==================================================================================================================================
Accumulation units outstanding                                   1,855,909     3,436,550         6,745     1,349,999            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.76  $       0.48  $       0.85  $       0.47  $         --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WVRE5         WVRE3         WVRE8         WVRE1         WVRE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $      1,469  $         --  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $      1,438  $         --  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                  2            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         1,440            --            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       2            --            --            --            --
    Administrative charge                                               --            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        2            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            1,438            --            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      1,438  $         --  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                       1,498            --            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $       0.96  $         --  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WVCP5         WVCP3         WVCP8         WVCP1         WVCP9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $      8,420  $      2,836  $         --  $      6,453
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $      8,632  $      2,720  $         --  $      7,555
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --            11             4            --            12
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --         8,643         2,724            --         7,567
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --            10             4            --            11
    Administrative charge                                               --             1            --            --             1
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --            11             4            --            12
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --         8,632         2,720            --         7,555
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $      8,632  $      2,720  $         --  $      7,555
==================================================================================================================================
Accumulation units outstanding                                          --         8,810         2,777            --         7,718
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $       0.98  $       0.98  $         --  $       0.98
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WVGI5         WVGI3         WVGI8         WVGI1        WVGI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                   $         --  $      1,597  $         --  $         --  $         --
                                                              --------------------------------------------------------------------
    at market value                                           $         --  $      1,597  $         --  $         --  $         --
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                 --             1            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            --         1,598            --            --            --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      --             1            --            --            --
    Administrative charge                                               --            --            --            --            --
    Contract terminations                                               --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                             --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       --             1            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --         1,597            --            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $         --  $      1,597  $         --  $         --  $         --
==================================================================================================================================
Accumulation units outstanding                                          --         1,662            --            --            --
==================================================================================================================================
Net asset value per accumulation unit                         $         --  $       0.96  $         --  $         --  $         --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 ESI            SBND2          SBND1        WBND1(1)       WBND9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    625,114   $     18,078   $     87,480   $        182   $         --
Variable account expenses                                       173,542          5,354         27,613             57             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 451,572         12,724         59,867            125             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,207,943        641,163      3,682,250          1,089             21
    Cost of investments sold                                  4,447,902        646,006      3,728,507          1,098             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (239,959)        (4,843)       (46,257)            (9)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   248,600          4,602         14,162            363             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,641           (241)       (32,095)           354             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    460,213   $     12,483   $     27,772   $        479   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EMS           SCMG2         SCMG1         WCMG1(1)       WCMG9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $     55,872   $    172,853   $         --   $        374
Variable account expenses                                       158,763         74,431        240,323             --            673
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (18,559)       (67,470)            --           (299)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     58,208,224     36,843,541             21            487
    Cost of investments sold                                 37,638,984     58,208,321     36,843,822             21            487
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)           (97)          (281)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       277             98            283             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (18,558)  $    (67,468)  $         --   $       (299)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI5          WDEI3         SDEI1          WDEI1         WDEI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,097   $      4,619   $      4,969   $      3,447   $         --
Variable account expenses                                         2,674          4,366          5,483          3,865             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     423            253           (514)          (418)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,147         78,437        329,616         84,034             17
    Cost of investments sold                                     94,932         98,485        367,972         94,314             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,785)       (20,048)       (38,356)       (10,280)            (4)
Distributions from capital gains                                    602            907          1,519            643             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)       (58,904)       (42,391)       (57,126)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,805)       (78,045)       (79,228)       (66,763)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (48,382)  $    (77,792)  $    (79,742)  $    (67,181)  $         (4)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESL5(2)        WESL3(2)      WESL8(2)       WESL1(2)       WESL9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             41              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (41)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             205            210            143            143            143
    Cost of investments sold                                        193            191            135            135            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     12             19              8              8              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          1,021             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       12          1,040              8              8              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         11   $        999   $          7   $          7   $          7
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI5           WFDI3         SFDI1           WFDI1        WFDI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,893   $     66,883   $     14,122   $     20,678   $          1
Variable account expenses                                         2,414         35,203          8,071         12,278             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,479         31,680          6,051          8,400              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         103,652        580,671        697,879         89,512             21
    Cost of investments sold                                    102,464        573,602        693,742         88,386             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,188          7,069          4,137          1,126             --
Distributions from capital gains                                  1,151         13,583          2,914          4,694             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         47,632          4,940         14,312             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,140         68,284         11,991         20,132             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,619   $     99,964   $     18,042   $     28,532   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EGD          WNDM3           SNDM1         WNDM1         WNDM9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,185   $      9,393   $      9,158   $      1,433   $         --
Variable account expenses                                        64,316         27,966         29,188          4,731             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (41,131)       (18,573)       (20,030)        (3,298)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         931,214        510,492      1,804,673         56,581             17
    Cost of investments sold                                  1,320,486        764,120      2,492,473         80,244             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (389,272)      (253,628)      (687,800)       (23,663)            (4)
Distributions from capital gains                                  4,843          2,030          2,132            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)      (249,456)       129,507        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,219,780)      (501,054)      (556,161)       (74,075)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,260,911)  $   (519,627)  $   (576,191)  $    (77,373)  $         (4)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(3)       WSVA3(3)       WSVA8(4)       WSVA1(3)       WSVA9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         25   $         19   $          4   $          5   $         --
Variable account expenses                                           102            108              6             20              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)           (89)            (2)           (15)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             134          6,988            139            591            141
    Cost of investments sold                                        152          8,266            141            592            140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18)        (1,278)            (2)            (1)             1
Distributions from capital gains                                     91             64             13             17              1
Net change in unrealized appreciation or
  depreciation of investments                                      (908)          (650)           (27)            24             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (835)        (1,864)           (16)            40              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (912)  $     (1,953)  $        (18)  $         25   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(4)        WABA3(4)      WABA8(4)       WABA1(4)       WABA9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          1   $         --   $         --   $         --
Variable account expenses                                            22            127              1             73              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)          (126)            (1)           (73)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,181         18,309            117          3,268            117
    Cost of investments sold                                      1,162         18,625            117          3,189            116
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     19           (316)            --             79              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49            486             --           (642)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       68            170             --           (563)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         46   $         44   $         (1)  $       (636)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAC5(1)       WAAC3(1)       WAAC8(1)       WAAC1(1)       WAAC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (4)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80            158             17             17             17
    Cost of investments sold                                         83            155             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)             3             (5)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (33)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3)           (30)            (5)            (5)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (3)  $        (34)  $         (5)  $         (5)  $         (5)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(2)       WAAD3(2)       WAAD8(2)       WAAD1(2)       WAAD9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             170            170            132            150            113
    Cost of investments sold                                        174            174            135            154            116
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            (4)            (3)            (4)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)            (4)            (3)            (4)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $         (5)  $         (4)  $         (5)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WGIP5(2)       WGIP3(2)      WGIP8(2)       WGIP1(2)       WGIP9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             4              3              3             19              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            (3)            (3)           (19)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             176          4,028            136            171            115
    Cost of investments sold                                        173          4,097            140            177            115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3            (69)            (4)            (6)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)          (287)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       40           (100)           (35)          (293)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         36   $       (103)  $        (38)  $       (312)  $         (1)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPP            SPGR2         SPGR1         WPRG1(2)       WPRG9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        22,130         15,414         58,017              4              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (22,130)       (15,414)       (58,017)            (4)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         531,165        958,950      2,123,832            152            111
    Cost of investments sold                                    865,659      1,437,340      3,580,433            166            114
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (334,494)      (478,390)    (1,456,601)           (14)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (303,228)        23,970        (85,773)          (192)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (637,722)      (454,420)    (1,542,374)          (206)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (659,852)  $   (469,834)  $ (1,600,391)  $       (210)  $         (4)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      ETC           STEC2         STEC1         WTEC1(2)       WTEC9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $        --
Variable account expenses                                        13,523         11,352         31,338              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,523)       (11,352)       (31,338)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         406,937        710,051      1,707,359            135            116
    Cost of investments sold                                    919,960      1,464,676      3,287,423            134            115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (513,023)      (754,625)    (1,580,064)             1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       384,129        481,361             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (565,271)      (370,496)    (1,098,703)             1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (578,794)  $   (381,848)  $ (1,130,041)  $         --   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEBC5(4)       WEBC3(4)       WEBC8(4)       WEBC1(4)       WEBC9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         24   $         39   $         10   $         76   $         --
Variable account expenses                                            20             30              7             56              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4              9              3             20             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             926          8,606            144          3,320            138
    Cost of investments sold                                        915          8,823            150          3,251            137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11           (217)            (6)            69              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (191)          (163)          (135)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (180)          (380)          (141)          (459)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (176)  $       (371)  $       (138)  $       (439)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG5(4)        WECG3(4)      WECG8(4)       WECG1(4)       WECG9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27             63              6             73              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)           (63)            (6)           (73)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,228         22,887            142          4,492            136
    Cost of investments sold                                      1,224         23,210            143          4,409            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4           (323)            (1)            83             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        15             85            (17)            (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       19           (238)           (18)            82             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (8)  $       (301)  $        (24)  $          9   $         (5)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB5(4)       WECB3(4)       WECB8(4)       WECB1(4)       WECB9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,336   $        712   $         --   $        508   $      1,599
Variable account expenses                                           206            128             --             91            625
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,130            584             --            417            974
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             479         32,954             --          2,197            750
    Cost of investments sold                                        480         32,938             --          2,203            749
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            16             --             (6)             1
Distributions from capital gains                                    680            164             --            184            826
Net change in unrealized appreciation or
  depreciation of investments                                      (501)           200             --             60            130
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      178            380             --            238            957
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,308   $        964   $         --   $        655   $      1,931
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI5(4)       WEEI3(4)       WEEI8(4)       WEEI1(4)       WEEI9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        119   $        231   $         89   $        316   $          2
Variable account expenses                                            21             42             12             53              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      98            189             77            263              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             868         11,287            151          3,284            140
    Cost of investments sold                                        855         11,770            155          3,200            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13           (483)            (4)            84              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (185)          (162)          (496)          (682)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (172)          (645)          (500)          (598)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (74)  $       (456)  $       (423)  $       (335)  $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(4)       WEFF3(4)      WEFF8(4)        WEFF1(4)      WEFF9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          4   $          3   $          3   $        137   $          3
Variable account expenses                                            49             53             --             15              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (45)           (50)             3            122              2
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,341        126,857            123            157            123
    Cost of investments sold                                    123,356        127,287            122            162            122
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (5)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,985           (430)             1           (193)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,940   $       (480)  $          4   $        (71)  $          3
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFD5(2)       WEFD3(2)       WEFD8(2)       WEFD1(2)       WEFD9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             172            172            135            154            115
    Cost of investments sold                                        173            173            135            154            115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (1)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)            (1)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $         (2)  $         (1)  $         (1)  $         (1)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO5(4)       WEGO3(4)       WEGO8(4)       WEGO1(4)       WEGO9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         58   $         86   $          1   $        200   $          1
Variable account expenses                                            21             23              1             64              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      37             63             --            136             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,258         11,828            132          4,438            132
    Cost of investments sold                                      1,254         12,024            139          4,426            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4           (196)            (7)            12             (7)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (273)          (208)            (1)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (269)          (404)            (8)          (516)            (7)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (232)  $       (341)  $         (8)  $       (380)  $         (7)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR5(4)       WEGR3(4)       WEGR8(4)       WEGR1(4)       WEGR9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             9             10              1             30              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)           (10)            (1)           (30)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             510          4,087            141          1,073            141
    Cost of investments sold                                        502          4,189            136          1,053            138
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8           (102)             5             20              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             (4)             1            (50)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       50           (106)             6            (30)             4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         41   $       (116)  $          5   $        (60)  $          3
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGW5(2)       WEGW3(2)       WEGW8(2)       WEGW1(2)       WEGW9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $          2   $         69   $         65   $          1
Variable account expenses                                             1              1             12             15              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1              1             57             50             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             173            173            145            168            115
    Cost of investments sold                                        175            175            148            174            117
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)            (2)            (3)            (6)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (365)          (204)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)            (2)          (368)          (210)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1)  $         (1)  $       (311)  $       (160)  $         (2)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(4)       WEHI3(4)       WEHI8(4)       WEHI1(4)       WEHI9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,626   $        491   $          3   $        338   $        865
Variable account expenses                                           248             47             --             29             44
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,378            444              3            309            821
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             266         19,672            125            297            168
    Cost of investments sold                                        264         19,802            123            287            172
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2           (130)             2             10             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --            (98)          (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      805           (212)             2            (88)          (839)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,183   $        232   $          5   $        221   $        (18)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEIG5(4)       WEIG3(4)      WEIG8(4)       WEIG1(4)       WEIG9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        153   $        371   $          2   $        388   $          2
Variable account expenses                                            23            500              1             61              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     130           (129)             1            327              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             904      6,149,688            132          3,310            133
    Cost of investments sold                                        905      6,136,101            142          3,337            143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)        13,587            (10)           (27)           (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (162)           (67)            (1)          (187)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (163)        13,520            (11)          (214)            (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (33)  $     13,391   $        (10)  $        113   $         (8)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA5(4)       WEMA3(4)       WEMA8(4)       WEMA1(4)       WEMA9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             8             13              1             24              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (8)           (13)            (1)           (24)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             508          5,547            138          1,074            138
    Cost of investments sold                                        506          5,645            137          1,053            137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2            (98)             1             21              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (35)           (50)            --           (136)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (33)          (148)             1           (115)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (41)  $       (161)        $   --   $       (139)        $   --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE5(4)        WEOE3(4)      WEOE8(4)       WEOE1(4)       WEOE9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            28            134              5             64              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28)          (134)            (5)           (64)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,287         22,818            143          4,340            139
    Cost of investments sold                                      1,262         23,354            154          4,347            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     25           (536)           (11)            (7)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (411)          (804)          (197)        (1,154)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (386)        (1,340)          (208)        (1,161)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (414)  $     (1,474)  $       (213)  $     (1,225)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM5(4)        WESM3(4)       WESM8(4)      WESM1(4)      WESM9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          6   $         33   $          2   $         18   $          1
Variable account expenses                                            12             82              5             39              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)           (49)            (3)           (21)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             449         15,031            139          1,081            135
    Cost of investments sold                                        452         15,464            141          1,080            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)          (433)            (2)             1             (4)
Distributions from capital gains                                    130            409             59            290              4
Net change in unrealized appreciation or
  depreciation of investments                                       (24)          (238)           (25)          (170)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      103           (262)            32            121             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         97   $       (311)  $         29   $        100   $         (1)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE5(2)       WESE3(2)       WESE8(2)       WESE1(2)       WESE9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             27              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (27)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             174            201            136            136            116
    Cost of investments sold                                        173            200            135            135            115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              1              1              1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              3              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $        (24)  $         --   $         --   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WEST5(4)      WEST3(4)       WEST8(4)       WEST1(4)      WEST9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        223   $        324   $          7   $         38   $          7
Variable account expenses                                            10             21              1              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     213            303              6             36              6
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             161            172            130            153            130
    Cost of investments sold                                        162            172            127            154            127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --              3             (1)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (27)             2             --             (6)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (28)             2              3             (7)             3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        185   $        305   $          9   $         29   $          9
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO5(2)       WFCO3(2)       WFCO8(2)       WFCO1(2)       WFCO9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (1)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             180              1            174            155            116
    Cost of investments sold                                        180              1            175            156            117
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             (1)            (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       42             --             (1)            (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         35   $         (1)  $         (2)  $         (2)  $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(1)       WFGR3(1)       WFGR8(1)       WFGR1(1)       WFGR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            35            138             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)          (138)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,049            289             16             16             16
    Cost of investments sold                                      4,921            295             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (872)            (6)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)        (1,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,073)        (1,596)            (6)            (6)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,108)  $     (1,734)  $         (6)  $         (6)  $         (6)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC3        WMDC8(1)        WMDC1         WMDC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        907   $      1,921   $         --   $        189   $         --
Variable account expenses                                         2,412          5,730             25          2,018             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,505)        (3,809)           (25)        (1,829)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,673         57,504             41         11,000             19
    Cost of investments sold                                     28,101         58,742             41         11,172             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,428)        (1,238)            --           (172)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (42,874)            23        (13,508)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,137)       (44,112)            23        (13,680)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,642)  $    (47,921)  $         (2)  $    (15,509)  $         (2)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS5(1)       WVAS3(1)       WVAS8(1)       WVAS1(1)       WVAS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         76   $          7   $        143   $         --   $         --
Variable account expenses                                           238            198            216             29             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (162)          (191)           (73)           (29)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,456         11,960         30,525             36             19
    Cost of investments sold                                     15,260         12,598         44,687             35             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (804)          (638)       (14,162)             1             (3)
Distributions from capital gains                                    529             46            999              1              1
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)         1,342             --            267             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,096)           750        (13,163)           269             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,258)  $        559   $    (13,236)  $        240   $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EMU          WMSS3          SMSS1          WMSS1         WMSS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,848   $      8,203   $     14,201   $      2,108   $          1
Variable account expenses                                        12,800         12,395         16,415          3,082             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,952)        (4,192)        (2,214)          (974)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         400,698        221,442      1,338,340         11,345             19
    Cost of investments sold                                    454,278        245,621      1,538,705         11,705             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (53,580)       (24,179)      (200,365)          (360)            (3)
Distributions from capital gains                                 21,939         20,338         35,212          5,225             --
Net change in unrealized appreciation or
  depreciation of investments                                  (117,038)      (132,031)       (91,159)       (41,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,679)      (135,872)      (256,312)       (36,171)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (152,631)  $   (140,064)  $   (258,526)  $    (37,145)  $         (2)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WINT5(1)      WINT3(1)       WINT8(1)       WINT1(1)       WINT9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,485   $        994   $     15,439   $         --   $         --
Variable account expenses                                         2,957          1,021          5,954              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,528            (27)         9,485             (2)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,335      9,472,598        865,399             19             18
    Cost of investments sold                                    418,944      9,440,986        989,858             20             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (59,609)        31,612       (124,459)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)            41        (51,137)           (35)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,026)        31,653       (175,596)           (36)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,498)  $     31,626   $   (166,111)  $        (38)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(1)       WSND3(1)       WSND8(1)       WSND1(1)       WSND9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            46             26             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)           (26)            --             (1)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,098          2,605             15             16             15
    Cost of investments sold                                      1,125          2,592             21             17             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)            13             (6)            (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           (17)            --            (37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,228)            (4)            (6)           (38)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,274)  $        (30)  $         (6)  $        (39)  $         (6)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTR5(1)       WSTR3(1)       WSTR8(1)       WSTR1(1)       WSTR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $          1   $          1   $          1
Variable account expenses                                             7            104             19             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)          (104)           (18)           (11)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              87            165             38             31             20
    Cost of investments sold                                         87            165             37             31             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              1             --             (2)
Distributions from capital gains                                     --              1             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (8)            20             94            (21)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (8)            21             95            (21)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (14)  $        (83)  $         77   $        (32)  $         (1)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT5(1)       WSUT3(1)       WSUT8(1)       WSUT1(1)       WSUT9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          1   $         --   $         --   $         --
Variable account expenses                                            36             15             --             16             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)           (14)            --            (16)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             115            112             18             34             18
    Cost of investments sold                                        118            111             22             33             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)             1             (4)             1             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (279)           152             --            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (282)           153             (4)           283             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (317)  $        139   $         (4)  $        267   $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOCA5(2)       WOCA3(2)      WOCA8(2)       WOCA1(2)       WOCA9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             17              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (17)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             175            191            136            155            136
    Cost of investments sold                                        174            186            134            153            134
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              5              2              2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2             97              3              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $         80   $          2   $          2   $          2
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS5(3)       WOGS3(3)       WOGS8(2)       WOGS1(3)       WOGS9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            28            392              5              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28)          (392)            (5)            (2)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,462            341            135            168            131
    Cost of investments sold                                     11,636            382            137            216            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (174)           (41)            (2)           (48)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (106)        (7,147)          (114)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (280)        (7,188)          (116)           (48)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (308)  $     (7,580)  $       (121)  $        (50)  $         (5)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(4)       WOSM3(4)       WOSM8(4)        WOSM1(4)      WOSM9(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7             11              7             17             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)           (11)            (7)           (17)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              34          3,340              7            537             --
    Cost of investments sold                                         35          3,450              7            533             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)          (110)            --              4             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)           (27)          (185)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (46)          (137)          (185)          (193)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (53)  $       (148)  $       (192)  $       (210)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB5(3)       WSTB3(3)       WSTB8(2)       WSTB1(3)       WSTB9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            15            477              1             17              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (15)          (477)            (1)           (17)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              15          1,810            146            239            146
    Cost of investments sold                                         15          1,778            141            232            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             32              5              7              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       228          3,811             --            163             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      228          3,843              5            170              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        213   $      3,366   $          4   $        153   $          4
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN3(1)       WGIN8(1)       WGIN1(1)       WGIN9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     99,273   $          1   $         --   $         --   $         --
Variable account expenses                                        86,951             63             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  12,322            (62)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         992,426          3,877             17             17             17
    Cost of investments sold                                  1,303,751          3,784             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (311,325)            93             (5)            (5)            (5)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)         1,287             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,466,282)         1,380             (5)            (5)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,453,960)  $      1,318   $         (5)  $         (5)  $         (5)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WHSC5(3)      WHSC3(3)       WHSC8(2)       WHSC1(3)       WHSC9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            33             50              1            363              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (33)           (50)            (1)          (363)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,890            228            136            452            117
    Cost of investments sold                                      6,022            238            134            457            115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (132)           (10)             2             (5)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (174)          (395)            --           (953)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (306)          (405)             2           (958)             2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (339)  $       (455)  $          1   $     (1,321)  $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPL          WIGR3         WIGR8(1)        WIGR1         WIGR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,244   $     18,209   $         --   $      6,235   $         --
Variable account expenses                                        21,240         31,379              9         12,006             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,996)       (13,170)            (9)        (5,771)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         657,182     17,822,810             25        138,670             17
    Cost of investments sold                                    863,475     18,930,253             26        182,992             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (206,293)    (1,107,443)            (1)       (44,322)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (102,127)       780,501           (150)       (95,775)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (308,420)      (326,942)          (151)      (140,097)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (316,416)  $   (340,112)  $       (160)  $   (145,868)  $         (4)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVRE5(2)       WVRE3(2)       WVRE8(2)       WVRE1(2)       WVRE9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         51   $          5   $          5   $          5   $          4
Variable account expenses                                             3              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      48              4              4              4              3
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             175            172            134            134            115
    Cost of investments sold                                        179            186            145            145            124
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           (14)           (11)           (11)            (9)
Distributions from capital gains                                     28              3              2              2              2
Net change in unrealized appreciation or
  depreciation of investments                                       (31)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (7)           (11)            (9)            (9)            (7)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         41   $         (7)  $         (5)  $         (5)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVCP5(2)       WVCP3(2)       WVCP8(2)       WVCP1(2)       WVCP9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             23              4              1             33
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (23)            (4)            (1)           (33)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             177          4,445            142            158            150
    Cost of investments sold                                        173          4,516            148            154            128
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4            (71)            (6)             4             22
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            212           (116)            --          1,102
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4            141           (122)             4          1,124
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $        118   $       (126)  $          3   $      1,091
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVGI5(2)       WVGI3(2)       WVGI8(2)       WVGI1(2)       WVGI9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              2              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (2)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             174              2            135            154            116
    Cost of investments sold                                        174              3            135            154            116
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (1)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             (1)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1)  $         (3)  $         (1)  $         (1)  $         (1)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.
(2) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 ESI           SBND2           SBND1        WBND1(2)       WBND9(2)
OPERATIONS
Investment income (loss) -- net                            $    451,572   $     12,724   $     59,867   $        125   $         --
Net realized gain (loss) on sales of investments               (239,959)        (4,843)       (46,257)            (9)            --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   248,600          4,602         14,162            363             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     460,213         12,483         27,772            479             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      115,240        129,613         21,967         32,429             21
Net transfers(1)                                               (778,582)      (167,917)      (294,594)         7,592             --
Annuity payments                                                 (1,056)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,595,989)       (12,899)      (230,155)           (21)           (21)
    Death benefits                                             (190,740)        (7,391)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,451,127)       (58,594)      (502,782)        40,000             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              13,122,338        346,782      1,490,663             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,131,424   $    300,671   $  1,015,653   $     40,479   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,923,249        316,869      1,362,937             --             --
Contract purchase payments                                       77,390        116,771         19,849         32,433             21
Net transfers(1)                                               (530,376)      (151,010)      (279,257)         7,575             --
Contract terminations:
    Surrender benefits and contract charges                  (1,069,075)       (11,732)      (209,381)           (21)           (21)
    Death benefits                                             (128,938)        (6,586)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,272,250        264,312        894,148         39,987             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EMS          SCMG2           SCMG1        WCMG1(2)       WCMG9(2)
OPERATIONS
Investment income (loss) -- net                            $    (26,055)  $    (18,559)  $    (67,470)  $         --   $       (299)
Net realized gain (loss) on sales of investments                   (276)           (97)          (281)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       277             98            283             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,054)       (18,558)       (67,468)            --           (299)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847      9,019,575      1,790,685             21        130,957
Net transfers(1)                                              2,798,540        (77,109)     6,543,807             --             --
Annuity payments                                                     --         (5,741)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,346,521)    (8,434,892)    (6,326,253)           (21)           (21)
    Death benefits                                              (99,291)      (249,602)      (450,699)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575        252,231      1,557,540             --        130,936
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240      4,243,077     11,961,867             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761   $  4,476,750   $ 13,451,939   $         --   $    130,637
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678      3,979,500     11,399,177             --             --
Contract purchase payments                                      677,567      8,625,201      1,708,627             21        132,268
Net transfers(1)                                              2,206,965        (72,494)     6,237,644             --             --
Contract terminations:
    Surrender benefits and contract charges                  (2,642,707)    (8,071,442)     6,038,708            (21)           (21)
    Death benefits                                              (78,597)      (238,470)      (430,373)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906      4,222,295     12,876,367             --        132,247
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI5          WDEI3          SDEI1           WDEI1        WDEI9(2)
OPERATIONS
Investment income (loss) -- net                            $        423   $        253   $       (514)  $       (418)  $         --
Net realized gain (loss) on sales of investments                (16,785)       (20,048)       (38,356)       (10,280)            (4)
Distributions from capital gains                                    602            907          1,519            643             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)       (58,904)       (42,391)       (57,126)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (48,382)       (77,792)       (79,742)       (67,181)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       59,282         31,897         70,114         34,547             21
Net transfers(1)                                                 72,944        131,920        (80,662)       162,665             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,980)        (9,632)      (152,005)        (5,765)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,246        154,185       (162,553)       191,447              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 124,798        242,284        396,114        156,064             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    206,662   $    318,677   $    153,819   $    280,330   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,711        223,084        367,200        144,235             --
Contract purchase payments                                       61,403         32,735         75,374         40,514             21
Net transfers(1)                                                 63,894        123,224        (95,122)       147,085             --
Contract terminations:
    Surrender benefits and contract charges                      (2,095)       (11,148)      (168,503)        (6,370)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                237,913        367,895        178,949        325,464             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESL5(3)       WESL3(3)       WESL8(3)       WESL1(3)       WESL9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (41)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     12             19              8              8              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          1,021             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          11            999              7              7              7
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          193         10,193            135            135            135
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (204)          (184)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (11)        10,009             (7)            (7)            (7)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     11,008   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          201         11,010            141            141            141
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (201)          (181)          (141)          (141)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         10,829             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI5          WFDI3          SFDI1         WFDI1         WFDI9(2)
OPERATIONS
Investment income (loss) -- net                            $      2,479   $     31,680   $      6,051   $      8,400   $          1
Net realized gain (loss) on sales of investments                  1,188          7,069          4,137          1,126             --
Distributions from capital gains                                  1,151         13,583          2,914          4,694             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         47,632          4,940         14,312             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,619         99,964         18,042         28,532              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,931        367,591        100,598         39,724             21
Net transfers(1)                                                 (3,423)       676,752        (29,504)       540,328             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,805)      (172,094)      (100,453)       (74,645)           (22)
    Death benefits                                                   --        (17,297)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,703        854,952        (29,359)       505,407             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 129,904      1,769,784        470,489        453,776             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    287,226   $  2,724,700   $    459,172   $    987,715   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          117,173      1,608,525        423,532        412,908             --
Contract purchase payments                                      150,459        328,619         87,534         35,946             21
Net transfers(1)                                                 (2,719)       606,221        (26,885)       481,092             --
Contract terminations:
    Surrender benefits and contract charges                     (16,668)      (152,869)       (87,280)       (66,081)           (21)
    Death benefits                                                   --        (15,160)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                248,245      2,375,336        396,901        863,865             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EGD           WNDM3          SNDM1           WNDM1        WNDM9(2)
OPERATIONS
Investment income (loss) -- net                            $    (41,131)  $    (18,573)  $    (20,030)  $     (3,298)  $         --
Net realized gain (loss) on sales of investments               (389,272)      (253,628)      (687,800)       (23,663)            (4)
Distributions from capital gains                                  4,843          2,030          2,132            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)      (249,456)       129,507        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,260,911)      (519,627)      (576,191)       (77,373)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       98,844         32,889        123,975         92,927             21
Net transfers(1)                                                 19,201       (122,116)      (118,031)        17,566             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (351,159)      (116,134)      (323,036)        (2,724)           (17)
    Death benefits                                              (31,761)       (17,318)       (55,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (264,875)      (222,679)      (372,510)       107,769              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,370,338      2,210,372      2,139,128        255,409             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,844,552   $  1,468,066   $  1,190,427   $    285,805   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,236,699      3,127,972      2,896,006        362,662             --
Contract purchase payments                                       92,519         57,084        209,840        149,453             21
Net transfers(1)                                                (43,333)      (269,311)      (387,824)        20,774             --
Contract terminations:
    Surrender benefits and contract charges                    (320,023)      (190,468)      (535,493)        (4,345)           (21)
    Death benefits                                              (27,556)       (25,163)       (85,870)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,938,306      2,700,114      2,096,659        528,544             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(4)       WSVA3(4)       WSVA8(5)       WSVA1(4)       WSVA9(5)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $        (89)  $         (2)  $        (15)  $         (2)
Net realized gain (loss) on sales of investments                    (18)        (1,278)            (2)            (1)             1
Distributions from capital gains                                     91             64             13             17              1
Net change in unrealized appreciation or
  depreciation of investments                                      (908)          (650)           (27)            24             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (912)        (1,953)           (18)            25             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,984          2,699          3,214         13,694            140
Net transfers(1)                                                  3,420         16,786              5          1,937             (3)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (168)          (147)          (137)          (170)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,236         19,338          3,082         15,461             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,324   $     17,385   $      3,064   $     15,486   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       30,482          3,233          3,340         17,405            144
Net transfers(1)                                                  4,316         19,010              5          2,450             --
Contract terminations:
    Surrender benefits and contract charges                        (214)          (216)          (144)          (216)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,584         22,027          3,201         19,639             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(5)       WABA3(5)       WABA8(5)       WABA1(5)       WABA9(5)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $       (126)  $         (1)  $        (73)  $         (1)
Net realized gain (loss) on sales of investments                     19           (316)            --             79              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49            486             --           (642)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          46             44             (1)          (636)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,031         34,148            117         52,709            116
Net transfers(1)                                                  2,274          4,268             17         14,605             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (136)           (53)          (116)          (136)          (116)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,169         38,363             18         67,178             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,215   $     38,407   $         17   $     66,542   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,490         36,873            124         55,219            124
Net transfers(1)                                                  2,391          4,482             18         14,996             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (977)          (124)          (144)          (124)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,737         40,378             18         70,071             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAC5(2)       WAAC3(2)       WAAC8(2)       WAAC1(2)       WAAC9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (4)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     (3)             3             (5)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (33)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (3)           (34)            (5)            (5)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          1,050             22             22             22
Net transfers(1)                                                     --             66             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (17)           (33)           (17)           (17)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3          1,083              5              5              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      1,049   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21          1,292             21             21             21
Net transfers(1)                                                     --             79             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          1,329             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(3)       WAAD3(3)       WAAD8(3)        WAAD1(3)      WAAD9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (4)            (4)            (3)            (4)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (5)            (4)            (5)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            174            135            155            116
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (169)          (169)          (131)          (150)          (112)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              5              4              5              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            180            140            160            120
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIP5(3)       WGIP3(3)       WGIP8(3)       WGIP1(3)       WGIP9(3)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (3)  $         (3)  $        (19)  $         (1)
Net realized gain (loss) on sales of investments                      3            (69)            (4)            (6)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)          (287)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          36           (103)           (38)          (312)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,256            259            134          2,409            115
Net transfers(1)                                                     --          1,318          1,113          5,792             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (133)          (152)          (114)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,084          1,405          1,114          8,049              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,120   $      1,302   $      1,076   $      7,737   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,403            180            140          2,397            120
Net transfers(1)                                                     --          1,366          1,129          5,884             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,223          1,366          1,129          8,121             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPP            SPGR2          SPGR1        WPRG1(3)       WPRG9(3)
OPERATIONS
Investment income (loss) -- net                            $    (22,130)  $    (15,414)  $    (58,017)  $         (4)  $         (1)
Net realized gain (loss) on sales of investments               (334,494)      (478,390)    (1,456,601)           (14)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (303,228)        23,970        (85,773)          (192)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (659,852)      (469,834)    (1,600,391)          (210)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,239         49,650             --          2,362            114
Net transfers(1)                                                (44,232)      (439,141)      (889,872)            --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (111,298)      (133,285)      (462,816)          (147)          (110)
    Death benefits                                               (4,348)       (50,418)       (66,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (123,639)      (573,194)    (1,419,517)         2,215              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,021,153      1,556,971      5,227,359             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,237,662   $    513,943   $  2,207,451   $      2,005   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,573,940      2,397,428      7,466,298             --             --
Contract purchase payments                                       52,747         91,786             --          2,340            120
Net transfers(1)                                               (127,654)      (965,790)    (1,842,078)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (179,389)      (249,379)      (879,627)          (160)          (120)
    Death benefits                                               (8,111)      (112,373)      (113,788)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,311,533      1,161,672      4,630,805          2,180             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ETC            STEC2         STEC1         WTEC1(3)       WTEC9(3)
OPERATIONS
Investment income (loss) -- net                            $    (13,523)  $    (11,352)  $    (31,338)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments               (513,023)      (754,625)    (1,580,064)             1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       384,129        481,361             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (578,794)      (381,848)    (1,130,041)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,753        203,836        376,137            134            115
Net transfers(1)                                               (260,288)        96,204       (558,076)            --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (83,605)      (363,979)      (813,030)          (134)          (115)
    Death benefits                                              (15,945)       (46,731)       (62,344)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (344,085)      (110,670)    (1,057,313)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,554,637      1,032,027      3,256,312             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    631,758   $    539,509   $  1,068,958   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,958,182      2,165,065      6,379,528             --             --
Contract purchase payments                                       26,658        722,640      1,301,538            142            122
Net transfers(1)                                               (432,969)       470,224     (1,315,541)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (137,960)    (1,230,833)    (2,549,766)          (142)          (122)
    Death benefits                                              (26,887)      (151,315)      (160,589)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,387,024      1,975,781      3,655,170             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEBC5(5)       WEBC3(5)       WEBC8(5)       WEBC1(5)       WEBC9(5)
OPERATIONS
Investment income (loss) -- net                            $          4   $          9   $          3   $         20   $         (1)
Net realized gain (loss) on sales of investments                     11           (217)            (6)            69              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (191)          (163)          (135)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (176)          (371)          (138)          (439)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,806          9,956          3,557         34,728            137
Net transfers(1)                                                  1,612          3,694             17          7,015             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (138)           (98)          (138)          (138)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,280         13,552          3,436         41,605             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,104   $     13,181   $      3,298   $     41,166   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,017         10,121          3,581         36,092            144
Net transfers(1)                                                  1,651          3,818             17          7,180             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (144)          (144)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,524         13,795          3,454         43,128             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG5(5)       WECG3(5)       WECG8(5)       WECG1(5)       WECG9(5)
OPERATIONS
Investment income (loss) -- net                            $        (27)  $        (63)  $         (6)  $        (73)  $         (1)
Net realized gain (loss) on sales of investments                      4           (323)            (1)            83             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        15             85            (17)            (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (8)          (301)           (24)             9             (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,360         20,662          3,411         41,134            198
Net transfers(1)                                                  1,563          6,086             20         11,754             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (135)           (71)          (135)          (135)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,788         26,677          3,296         52,753             63
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,780   $     26,376   $      3,272   $     52,762   $         58
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       11,895         22,382          3,556         43,318            203
Net transfers(1)                                                  1,649          6,433             21         12,229             --
Contract terminations:
    Surrender benefits and contract charges                        (141)        (1,126)          (142)          (141)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,403         27,689          3,435         55,406             61
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB5(5)       WECB3(5)       WECB8(5)       WECB1(5)       WECB9(5)
OPERATIONS
Investment income (loss) -- net                            $      1,130   $        584   $         --   $        417   $        974
Net realized gain (loss) on sales of investments                     (1)            16             --             (6)             1
Distributions from capital gains                                    680            164             --            184            826
Net change in unrealized appreciation or
  depreciation of investments                                      (501)           200             --             60            130
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,308            964             --            655          1,931
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       97,486         82,147             --         47,916        120,053
Net transfers(1)                                                 11,066         12,672             15         13,205             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (139)            --           (145)          (125)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  108,407         94,680             15         60,976        119,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,715   $     95,644   $         15   $     61,631   $    121,859
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       95,078         79,960             --         46,709        117,755
Net transfers(1)                                                 10,796         12,392             15         12,898             --
Contract terminations:
    Surrender benefits and contract charges                        (140)          (140)            --           (140)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                105,734         92,212             15         59,467        117,635
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI5(5)       WEEI3(5)       WEEI8(5)       WEEI1(5)       WEEI9(5)
OPERATIONS
Investment income (loss) -- net                            $         98   $        189   $         77   $        263   $          1
Net realized gain (loss) on sales of investments                     13           (483)            (4)            84              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (185)          (162)          (496)          (682)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (74)          (456)          (423)          (335)             2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,797         12,447         20,312         30,353            137
Net transfers(1)                                                  1,573          3,904             17          7,039             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (140)           (72)          (138)          (139)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,230         16,279         20,191         37,253             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,156   $     15,823   $     19,768   $     36,918   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,031         12,572         20,652         31,353            144
Net transfers(1)                                                  1,611          4,016             17          7,138             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (144)          (144)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,497         16,444         20,525         38,347             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(5)       WEFF3(5)       WEFF8(5)       WEFF1(5)       WEFF9(5)
OPERATIONS
Investment income (loss) -- net                            $        (45)  $        (50)  $          3   $        122   $          2
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (5)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,940           (480)             4            (71)             3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          142        127,283            119            139            119
Net transfers(1)                                                 (3,907)      (126,661)            (1)         5,692             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (142)          (122)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (3,907)           480             (4)         5,689             (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         33   $         --   $         --   $      5,618   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          142        126,750            122            142            122
Net transfers(1)                                                     33       (126,608)            --          5,631             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (142)          (122)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     33             --             --          5,631             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFD5(3)       WEFD3(3)        WEFD8(3)      WEFD1(3)       WEFD9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (1)            (1)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)            (1)            (1)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            174            134            153            115
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (133)          (152)          (114)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            180            140            160            120
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO5(5)       WEGO3(5)       WEGO8(5)       WEGO1(5)       WEGO9(5)
OPERATIONS
Investment income (loss) -- net                            $         37   $         63   $         --   $        136   $         --
Net realized gain (loss) on sales of investments                      4           (196)            (7)            12             (7)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (273)          (208)            (1)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (232)          (341)            (8)          (380)            (7)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,242          8,121            138         41,639            138
Net transfers(1)                                                  1,496          4,657             18          8,471             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (150)          (117)          (131)          (150)          (131)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,588         12,661             25         49,960              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,356   $     12,320   $         17   $     49,580   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,739          8,543            143         45,035            143
Net transfers(1)                                                  1,596          5,009             18          9,105             --
Contract terminations:
    Surrender benefits and contract charges                        (164)          (143)          (143)          (164)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,171         13,409             18         53,976             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR5(5)       WEGR3(5)       WEGR8(5)       WEGR1(5)       WEGR9(5)
OPERATIONS
Investment income (loss) -- net                            $         (9)  $        (10)  $         (1)  $        (30)  $         (1)
Net realized gain (loss) on sales of investments                      8           (102)             5             20              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             (4)             1            (50)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          41           (116)             5            (60)             3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,958          4,072            136         16,460            181
Net transfers(1)                                                    665          1,633              7          4,235             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (140)          (104)          (141)          (140)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,483          5,601              2         20,555             41
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,524   $      5,485   $          7   $     20,495   $         44
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,039          4,058            143         16,733            187
Net transfers(1)                                                    680          1,668              7          4,243             --
Contract terminations:
    Surrender benefits and contract charges                        (143)          (143)          (143)          (143)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,576          5,583              7         20,833             44
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGW5(3)       WEGW3(3)       WEGW8(3)       WEGW1(3)       WEGW9(3)
OPERATIONS
Investment income (loss) -- net                            $          1   $          1   $         57   $         50   $         --
Net realized gain (loss) on sales of investments                     (2)            (2)            (3)            (6)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (365)          (204)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)            (1)          (311)          (160)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173            173         20,310            154            117
Net transfers(1)                                                     --             --             --          5,735             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (134)          (153)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1              1         20,176          5,736              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $     19,865   $      5,576   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            180         20,869            160            120
Net transfers(1)                                                     --             --             --          5,832             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         20,729          5,832             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(5)       WEHI3(5)       WEHI8(5)       WEHI1(5)       WEHI9(5)
OPERATIONS
Investment income (loss) -- net                            $      2,378   $        444   $          3   $        309   $        821
Net realized gain (loss) on sales of investments                      2           (130)             2             10             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --            (98)          (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,183            232              5            221            (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,783         14,283            120         14,133         33,120
Net transfers(1)                                                  8,863          5,202             (1)         4,992             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (145)          (124)          (145)          (124)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,501         19,340             (5)        18,980         32,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,684   $     19,572   $         --   $     19,201   $     32,978
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,577         13,980            120         13,864         32,022
Net transfers(1)                                                  8,592          5,070             --          4,843             --
Contract terminations:
    Surrender benefits and contract charges                        (140)          (140)          (120)          (140)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,029         18,910             --         18,567         31,902
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WEIG5(5)       WEIG3(5)      WEIG8(5)       WEIG1(5)       WEIG9(5)
OPERATIONS
Investment income (loss) -- net                            $        130   $       (129)  $          1   $        327   $          1
Net realized gain (loss) on sales of investments                     (1)        13,587            (10)           (27)           (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (162)           (67)            (1)          (187)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (33)        13,391            (10)           113             (8)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,642          8,596            142         40,635            140
Net transfers(1)                                                  1,381         (8,638)            15          9,093             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (150)          (162)          (132)          (150)          (132)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,873           (204)            25         49,578              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,840   $     13,187   $         15   $     49,691   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       10,329         10,114            142         43,824            142
Net transfers(1)                                                  1,485          5,004             16          9,825             --
Contract terminations:
    Surrender benefits and contract charges                        (163)          (986)          (142)          (162)          (142)
    Death benefits                                                   --             --             --             --             --

Units outstanding at end of year                                 11,651         14,132             16         53,487             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA5(5)       WEMA3(5)       WEMA8(5)       WEMA1(5)       WEMA9(5)
OPERATIONS
Investment income (loss) -- net                            $         (8)  $        (13)  $         (1)  $        (24)  $         (1)
Net realized gain (loss) on sales of investments                      2            (98)             1             21              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (35)           (50)            --           (136)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (41)          (161)            --           (139)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,967          4,086            136         14,287            136
Net transfers(1)                                                    632          1,596              8          3,159             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (137)          (116)          (137)          (136)          (136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,462          5,566              7         17,310             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,421   $      5,405   $          7   $     17,171   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,079          4,153            144         14,948            144
Net transfers(1)                                                    657          1,664              8          3,252             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (144)          (144)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,592          5,673              8         18,056             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE5(5)        WEOE3(5)      WEOE8(5)       WEOE1(5)       WEOE9(5)
OPERATIONS
Investment income (loss) -- net                            $        (28)  $       (134)  $         (5)  $        (64)  $         (1)
Net realized gain (loss) on sales of investments                     25           (536)           (11)            (7)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (411)          (804)          (197)        (1,154)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (414)        (1,474)          (213)        (1,225)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,939         38,559          2,986         37,094            226
Net transfers(1)                                                  1,590          5,198             20          8,007             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (140)           (66)          (139)          (138)          (138)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,389         43,691          2,867         44,963             88
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,975   $     42,217   $      2,654   $     43,738   $         84
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       12,018         39,680          2,884         37,563            231
Net transfers(1)                                                  1,602          5,263             19          8,067             --
Contract terminations:
    Surrender benefits and contract charges                        (146)        (1,096)          (144)          (145)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,474         43,847          2,759         45,485             87
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM5(5)        WESM3(5)      WESM8(5)        WESM1(5)      WESM9(5)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $        (49)  $         (3)  $        (21)  $         --
Net realized gain (loss) on sales of investments                     (3)          (433)            (2)             1             (4)
Distributions from capital gains                                    130            409             59            290              4
Net change in unrealized appreciation or
  depreciation of investments                                       (24)          (238)           (25)          (170)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          97           (311)            29            100             (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,209         19,553          2,397         15,978            181
Net transfers(1)                                                  1,209          1,861              7          7,168             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (134)           (98)          (134)          (134)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,284         21,316          2,270         23,012             46
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,381   $     21,005   $      2,299   $     23,112   $         45
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,536         20,500          2,546         16,880            188
Net transfers(1)                                                  1,297          1,975              8          7,540             --
Contract terminations:
    Surrender benefits and contract charges                        (141)          (467)          (141)          (141)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,692         22,008          2,413         24,279             47
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE5(3)       WESE3(3)       WESE8(3)       WESE1(3)       WESE9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (27)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                      1              1              1              1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --            (24)            --             --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173         10,172            135            135            115
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (173)          (135)          (135)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --          9,999             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      9,975   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          181         10,589            141            141            121
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (181)          (181)          (141)          (141)          (121)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         10,408             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST5(5)       WEST3(5)       WEST8(5)       WEST1(5)       WEST9(5)
OPERATIONS
Investment income (loss) -- net                            $        213   $        303   $          6   $         36   $          6
Net realized gain (loss) on sales of investments                     (1)            --              3             (1)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (27)             2             --             (6)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         185            305              9             29              9
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,141          3,943            120            141            120
Net transfers(1)                                                     --          2,733             --          1,149             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)          (151)          (129)          (151)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,990          6,525             (9)         1,139             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,175   $      6,830   $         --   $      1,168   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,996          3,850            120            139            120
Net transfers(1)                                                     --          2,602             --          1,080             --
Contract terminations:
    Surrender benefits and contract charges                        (139)          (139)          (120)          (139)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,857          6,313             --          1,080             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO5(3)       WFCO3(3)       WFCO8(3)       WFCO1(3)       WFCO9(3)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     --             --             (1)            (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          35             (1)            (2)            (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175            871            175            156            117
Net transfers(1)                                                  8,076            129             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (193)          (173)          (154)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,078            807              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,113   $        806   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          179            898            179            159            120
Net transfers(1)                                                  8,370            133             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (179)          (199)          (179)          (159)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,370            832             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFGR5(2)       WFGR3(2)      WFGR8(2)       WFGR1(2)       WFGR9(2)
OPERATIONS
Investment income (loss) -- net                            $        (35)  $       (138)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                   (872)            (6)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)        (1,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,108)        (1,734)            (6)            (6)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,049          2,567             21             21             21
Net transfers(1)                                                     --         28,709             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (15)           (31)           (15)           (15)           (15)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,034         31,245              6              6              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,926   $     29,511   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       13,675          2,928             21             21             21
Net transfers(1)                                                     --         37,740             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,654         40,626             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC3        WMDC8(2)         WMDC1        WMDC9(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,505)  $     (3,809)  $        (25)  $     (1,829)  $         --
Net realized gain (loss) on sales of investments                 (2,428)        (1,238)            --           (172)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (42,874)            23        (13,508)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,642)       (47,921)            (2)       (15,509)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,393        195,524         24,451         78,341             21
Net transfers(1)                                                 87,964        229,923              7        196,650             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (509)       (13,468)           (19)          (992)           (19)
    Death benefits                                                   --         (3,394)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,848        408,585         24,439        273,999              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,826        165,341             --         13,647             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,032   $    526,005   $     24,437   $    272,137   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           93,943        155,709             --         12,870             --
Contract purchase payments                                       72,258        191,220         27,402         78,991             21
Net transfers(1)                                                 84,663        228,822              8        199,344             --
Contract terminations:
    Surrender benefits and contract charges                        (536)       (13,573)           (21)        (1,069)           (21)
    Death benefits                                                   --         (3,281)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                250,328        558,897         27,389        290,136             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS5(2)       WVAS3(2)       WVAS8(2)       WVAS1(2)       WVAS9(2)
OPERATIONS
Investment income (loss) -- net                            $       (162)  $       (191)  $        (73)  $        (29)  $         --
Net realized gain (loss) on sales of investments                   (804)          (638)       (14,162)             1             (3)
Distributions from capital gains                                    529             46            999              1              1
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)         1,342             --            267             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,258)           559        (13,236)           240             (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,182         17,156         43,545          1,483             20
Net transfers(1)                                                 28,081         35,781        (30,291)         7,737             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (546)           (36)           (18)           (18)           (18)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,717         52,901         13,236          9,202              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,459   $     53,460   $         --   $      9,442   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       23,922         19,465         39,874          1,825             21
Net transfers(1)                                                 31,891         41,508        (39,853)         8,976             --
Contract terminations:
    Surrender benefits and contract charges                        (632)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 55,181         60,931             --         10,780             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMU            WMSS3         SMSS1          WMSS1         WMSS9(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,952)  $     (4,192)  $     (2,214)  $       (974)  $          1
Net realized gain (loss) on sales of investments                (53,580)       (24,179)      (200,365)          (360)            (3)
Distributions from capital gains                                 21,939         20,338         35,212          5,225             --
Net change in unrealized appreciation or
  depreciation of investments                                  (117,038)      (132,031)       (91,159)       (41,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (152,631)      (140,064)      (258,526)       (37,145)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      220,117        316,012        181,458         22,636             20
Net transfers(1)                                                367,398        582,270        511,276        319,447             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (69,009)       (50,699)      (239,302)        (4,716)           (18)
    Death benefits                                               (3,193)        (4,030)       (37,229)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  515,313        843,553        416,203        337,367              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 673,880        380,068        593,143         27,810             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,036,562   $  1,083,557   $    750,820   $    328,032   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          546,335        324,208        472,993         23,784             --
Contract purchase payments                                      188,072        281,064        150,076         22,367             21
Net transfers(1)                                                292,629        508,909        302,264        281,875             --
Contract terminations:
    Surrender benefits and contract charges                     (57,595)       (47,411)      (202,035)        (4,450)           (21)
    Death benefits                                               (3,048)        (3,931)       (32,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                966,393      1,062,839        690,469        323,576             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(2)       WINT3(2)       WINT8(2)       WINT1(2)       WINT9(2)
OPERATIONS
Investment income (loss) -- net                            $      3,528   $        (27)  $      9,485   $         (2)  $         --
Net realized gain (loss) on sales of investments                (59,609)        31,612       (124,459)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)            41        (51,137)           (35)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,498)        31,626       (166,111)           (38)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,718         39,056          7,250          1,132             21
Net transfers(1)                                                372,022         (6,479)       592,920             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (52,974)          (193)      (125,213)           (17)           (17)
    Death benefits                                                   --             --        (32,755)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  326,766         32,384        442,202          1,115              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    240,268   $     64,010   $    276,091   $      1,077   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,301         44,496          8,093          1,309             21
Net transfers(1)                                                338,342         32,186        494,622             --             --
Contract terminations:
    Surrender benefits and contract charges                     (59,162)          (203)      (138,995)           (21)           (21)
    Death benefits                                                   --             --        (33,563)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                286,481         76,479        330,157          1,288             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSND5(2)      WSND3(2)       WSND8(2)        WSND1(2)      WSND9(2)
OPERATIONS
Investment income (loss) -- net                            $        (46)  $        (26)  $         --   $         (1)  $         --
Net realized gain (loss) on sales of investments                    (27)            13             (6)            (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           (17)            --            (37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,274)           (30)            (6)           (39)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,118          6,349             21            583             21
Net transfers(1)                                                     --            528             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)           (31)           (15)           (15)           (15)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,102          6,846              6            568              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     14,828   $      6,816   $         --   $        529   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,228          8,633             21            743             21
Net transfers(1)                                                     --            705             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,207          9,296             --            722             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTR5(2)       WSTR3(2)      WSTR8(2)       WSTR1(2)       WSTR9(2)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $       (104)  $        (18)  $        (11)  $          1
Net realized gain (loss) on sales of investments                     --             --              1             --             (2)
Distributions from capital gains                                     --              1             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (8)            20             94            (21)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (14)           (83)            77            (32)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,151          2,772          5,074          2,110             20
Net transfers(1)                                                     --         21,059             --          4,092             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (20)           (39)           (19)           (19)           (19)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,131         23,792          5,055          6,183              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,117   $     23,709   $      5,132   $      6,151   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       10,933          2,881          5,564          2,262             21
Net transfers(1)                                                     --         22,749             --          4,408             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,912         25,588          5,543          6,649             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT5(2)       WSUT3(2)       WSUT8(2)       WSUT1(2)       WSUT9(2)
OPERATIONS
Investment income (loss) -- net                            $        (35)  $        (14)  $         --   $        (16)  $         --
Net realized gain (loss) on sales of investments                     (3)             1             (4)             1             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (279)           152             --            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (317)           139             (4)           267             (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,032          8,316             22          2,110             22
Net transfers(1)                                                     33             --             --          5,627             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (36)           (18)           (18)           (18)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,047          8,280              4          7,719              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,730   $      8,419   $         --   $      7,986   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,538          9,943             21          2,525             21
Net transfers(1)                                                     40             --             --          6,939             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,557          9,901             --          9,443             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOCA5(3)       WOCA3(3)       WOCA8(3)        WOCA1(3)      WOCA9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (17)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                      1              5              2              2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             92              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1             80              2              2              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          172          4,110            134            153            134
Net transfers(1)                                                     43             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (174)          (174)          (136)          (155)          (136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       41          3,936             (2)            (2)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         42   $      4,016   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          181          4,338            141            161            141
Net transfers(1)                                                     43             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (181)          (181)          (141)          (161)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     43          4,157             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS5(4)       WOGS3(4)       WOGS8(3)       WOGS1(4)       WOGS9(3)
OPERATIONS
Investment income (loss) -- net                            $        (28)  $       (392)  $         (5)  $         (2)  $         (1)
Net realized gain (loss) on sales of investments                   (174)           (41)            (2)           (48)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (106)        (7,147)          (114)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (308)        (7,580)          (121)           (50)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          214         10,964          8,204            216            134
Net transfers(1)                                                  9,573         57,230             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (164)          (166)          (129)          (166)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,623         68,028          8,075             50              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,315   $     60,448   $      7,954   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          214         14,443          8,737            216            140
Net transfers(1)                                                 12,062         64,102             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (214)          (216)          (140)          (216)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,062         78,329          8,597             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(5)       WOSM3(5)       WOSM8(5)       WOSM1(5)       WOSM9(5)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $        (11)  $         (7)  $        (17)  $         --
Net realized gain (loss) on sales of investments                     (1)          (110)            --              4             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)           (27)          (185)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (53)          (148)          (192)          (210)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,149          3,659         12,105         13,974             --
Net transfers(1)                                                    340            915              5          3,411             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,489          4,574         12,110         17,385             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,436   $      4,426   $     11,918   $     17,175   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,257          3,710         12,524         14,562             --
Net transfers(1)                                                    352            933              5          3,501             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,609          4,643         12,529         18,063             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB5(4)       WSTB3(4)       WSTB8(3)       WSTB1(4)       WSTB9(3)
OPERATIONS
Investment income (loss) -- net                            $        (15)  $       (477)  $         (1)  $        (17)  $         (1)
Net realized gain (loss) on sales of investments                     --             32              5              7              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       228          3,811             --            163             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         213          3,366              4            153              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,295          1,981            141            216            141
Net transfers(1)                                                  3,095         71,568             --          5,481             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (220)        (1,334)          (145)          (222)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,170         72,215             (4)         5,475             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,383   $     75,581   $         --   $      5,628   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,224          1,988            140            216            140
Net transfers(1)                                                  3,066         72,749             --          5,473             --
Contract terminations:
    Surrender benefits and contract charges                        (214)        (1,335)          (140)          (216)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,076         73,402             --          5,473             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN3(2)       WGIN8(2)        WGIN1(2)      WGIN9(2)
OPERATIONS
Investment income (loss) -- net                            $     12,322   $        (62)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments               (311,325)            93             (5)            (5)            (5)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)         1,287             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,453,960)         1,318             (5)            (5)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      191,471         15,083             22             22             22
Net transfers(1)                                               (152,377)         1,536             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (517,009)           (34)           (17)           (17)           (17)
    Death benefits                                              (66,793)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (544,708)        16,585              5              5              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,289,538             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,290,870   $     17,903   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,280,095             --             --             --             --
Contract purchase payments                                      176,604         20,125             21             21             21
Net transfers(1)                                               (179,283)         1,888             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (504,699)           (42)           (21)           (21)           (21)
    Death benefits                                              (66,372)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,706,345         21,971             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC5(4)       WHSC3(4)       WHSC8(3)       WHSC1(4)       WHSC9(3)
OPERATIONS
Investment income (loss) -- net                            $        (33)  $        (50)  $         (1)  $       (363)  $         (1)
Net realized gain (loss) on sales of investments                   (132)           (10)             2             (5)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (174)          (395)            --           (953)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (339)          (455)             1         (1,321)             1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          214            216            134         24,544            115
Net transfers(1)                                                 10,541         10,099             --         37,629             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (176)          (178)          (135)          (178)          (116)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,579         10,137             (1)        61,995             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,240   $      9,682   $         --   $     60,674   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          212            214            140         29,104            120
Net transfers(1)                                                 12,234         11,575             --         43,740             --
Contract terminations:
    Surrender benefits and contract charges                        (212)          (214)          (140)          (213)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,234         11,575             --         72,631             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPL            WIGR3        WIGR8(2)        WIGR1         WIGR9(2)
OPERATIONS
Investment income (loss) -- net                            $     (7,996)  $    (13,170)  $         (9)  $     (5,771)  $         --
Net realized gain (loss) on sales of investments               (206,293)    (1,107,443)            (1)       (44,322)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (102,127)       780,501           (150)       (95,775)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (316,416)      (340,112)          (160)      (145,868)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      147,834        112,628          5,870        156,058             22
Net transfers(1)                                                 62,726       (346,906)            17        (71,913)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (107,087)      (111,868)           (18)       (26,947)           (18)
    Death benefits                                              (37,057)       (49,021)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   66,416       (395,167)         5,869         57,198              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,651,442      2,370,620             --        727,520             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,401,442   $  1,635,341   $      5,709   $    638,850   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,775,441      4,039,987             --      1,244,429             --
Contract purchase payments                                      177,170        221,302          6,746        280,436             21
Net transfers(1)                                                 73,923       (519,154)            20       (121,190)            --
Contract terminations:
    Surrender benefits and contract charges                    (125,002)      (214,292)           (21)       (53,676)           (21)
    Death benefits                                              (45,623)       (91,293)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,855,909      3,436,550          6,745      1,349,999             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVRE5(3)       WVRE3(3)       WVRE8(3)       WVRE1(3)       WVRE9(3)
OPERATIONS
Investment income (loss) -- net                            $         48   $          4   $          4   $          4   $          3
Net realized gain (loss) on sales of investments                     (4)           (14)           (11)           (11)            (9)
Distributions from capital gains                                     28              3              2              2              2
Net change in unrealized appreciation or
  depreciation of investments                                       (31)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          41             (7)            (5)            (5)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,569            179            139            139            118
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (134)          (134)          (114)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,397              7              5              5              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,438   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        1,677            179            139            139            119
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (179)          (179)          (139)          (139)          (119)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,498             --             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVCP5(3)        WVCP3(3)      WVCP8(3)       WVCP1(3)       WVCP9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (23)  $         (4)  $         (1)  $        (33)
Net realized gain (loss) on sales of investments                      4            (71)            (6)             4             22
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            212           (116)            --          1,102
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3            118           (126)             3          1,091
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173          6,711          2,983            154          6,581
Net transfers(1)                                                     --          1,979             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (176)          (176)          (137)          (157)          (117)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (3)         8,514          2,846             (3)         6,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      8,632   $      2,720   $         --   $      7,555
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180          6,932          2,917            160          7,838
Net transfers(1)                                                     --          2,058             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          8,810          2,777             --          7,718
===================================================================================================================================


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVGI5(3)       WVGI3(3)       WVGI8(3)       WVGI1(3)       WVGI9(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (2)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     --             (1)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)            (3)            (1)            (1)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            849            135            154            116
Net transfers(1)                                                     --            924             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (173)          (134)          (153)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1          1,600              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      1,597   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            884            140            160            120
Net transfers(1)                                                     --            958             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          1,662             --             --             --
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(5)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   ESI            SBND2          SBND1          EMS           SCMG2
OPERATIONS
Investment income (loss) -- net                            $    682,185   $     10,784   $     92,648   $    220,673   $     80,224
Net realized gain (loss) on sales of investments               (129,959)           666          2,125         (1,096)            53
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   249,511         (2,242)       (12,724)           605           (177)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     801,737          9,208         82,049        220,182         80,100
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      392,694         38,469         45,721      2,036,753      3,074,012
Net transfers(1)                                                135,621        245,358        751,120      5,157,424     (1,001,893)
Annuity payments                                                 (1,075)            --             --             --         (4,987)
Contract terminations:
    Surrender benefits and contract charges                  (1,253,230)       (11,871)       (98,267)    (2,250,927)      (410,435)
    Death benefits                                             (110,742)            --             --             --       (173,380)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (836,732)       271,956        698,574      4,943,250      1,483,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              13,157,333         65,618        710,040      5,461,808      2,679,660
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,122,338   $    346,782   $  1,490,663   $ 10,625,240   $  4,243,077
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,498,099         63,589        687,876      4,421,199      2,612,928
Contract purchase payments                                      276,188         35,644         42,929      1,634,378      2,973,969
Net transfers(1)                                                 98,081        228,539        723,511      4,127,361       (971,035)
Contract terminations:
    Surrender benefits and contract charges                    (872,057)       (10,903)       (91,379)    (1,774,260)      (467,761)
    Death benefits                                              (77,062)            --             --             --       (168,601)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,923,249        316,869      1,362,937      8,408,678      3,979,500
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCMG1         WDEI5          WDEI3          SDEI1          WDEI1
OPERATIONS
Investment income (loss)-- net                             $    296,353   $        (41)  $       (274)  $       (659)  $       (338)
Net realized gain (loss) on sales of investments                     49           (184)        (1,815)       (49,930)           433
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (576)         1,747         (3,989)         4,363          3,152
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     295,826          1,522         (6,078)       (46,226)         3,247
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,282,409         30,207         73,764         (5,585)        12,438
Net transfers(1)                                                449,362         85,446        189,921        418,967        101,817
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (2,502,884)          (316)       (86,621)       (18,000)        (4,256)
    Death benefits                                             (396,463)            --             --         (8,733)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (167,576)       115,337        177,064        386,649        109,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,833,617          7,939         71,298         55,691         42,818
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,961,867   $    124,798   $    242,284   $    396,114   $    156,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,510,757          7,350         66,033         51,889         39,734
Contract purchase payments                                    2,233,625         28,086         68,149         (4,801)        12,677
Net transfers(1)                                                460,986         79,571        167,393        345,177         95,762
Contract terminations:
    Surrender benefits and contract charges                  (2,394,165)          (296)       (78,491)       (16,402)        (3,938)
    Death benefits                                             (412,026)            --             --         (8,663)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             11,399,177        114,711        223,084        367,200        144,235
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WFDI5          WFDI3          SFDI1         WFDI1           EGD
OPERATIONS
Investment income (loss) -- net                            $      2,151   $     32,164   $      7,462   $      6,039   $    (60,329)
Net realized gain (loss) on sales of investments                     59          9,887          1,120            710       (126,943)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (39)           (32)          (668)            79       (844,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,171         42,019          7,914          6,828     (1,031,782)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,403        663,020         70,261        230,534        412,497
Net transfers(1)                                                    184        803,444        389,493        151,054        641,651
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (346)       (24,657)       (23,014)        (3,092)      (362,349)
    Death benefits                                                   --             --             --             --        (25,717)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   86,241      1,441,807        436,740        378,496        666,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  41,492        285,958         25,835         68,452      5,736,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    129,904   $  1,769,784   $    470,489   $    453,776   $  5,370,338
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           39,245        272,285         24,341         65,132      3,716,997
Contract purchase payments                                       78,011        616,012         64,667        210,813        308,358
Net transfers(1)                                                    229        742,853        355,333        139,799        509,304
Contract terminations:
    Surrender benefits and contract charges                        (312)       (22,625)       (20,809)        (2,836)      (277,964)
    Death benefits                                                   --             --             --             --        (19,996)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                117,173      1,608,525        423,532        412,908      4,236,699
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WNDM3           SNDM1         WNDM1           EPP           SPGR2
OPERATIONS
Investment income (loss) -- net                            $    (24,796)  $    (25,952)  $     (3,275)  $    (35,801)  $    (22,457)
Net realized gain (loss) on sales of investments                (52,009)      (127,964)        (8,083)      (654,703)      (345,295)
Distributions from capital gain                                      --             --             --        163,708         81,705
Net change in unrealized appreciation or
  depreciation of investments                                  (288,903)      (245,647)       (28,551)      (183,026)      (130,281)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (365,708)      (399,563)       (39,909)      (709,822)      (416,328)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      140,640        182,483          8,197        238,420        308,412
Net transfers(1)                                                669,355        220,415        119,299       (588,767)       287,709
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (59,517)       (88,535)        (2,307)      (108,515)      (124,882)
    Death benefits                                               (8,722)            --             --        (57,462)       (13,575)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  741,756        314,363        125,189       (516,324)       457,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,834,324      2,224,328        170,129      3,247,299      1,515,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,210,372   $  2,139,128   $    255,409   $  2,021,153   $  1,556,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,129,881      2,468,296        197,872      3,368,268      1,898,786
Contract purchase payments                                      178,323        224,502         12,127        255,607        410,753
Net transfers(1)                                                914,269        323,253        155,674       (858,348)       292,706
Contract terminations:
    Surrender benefits and contract charges                     (81,940)      (120,045)        (3,011)      (126,789)      (183,717)
    Death benefits                                              (12,561)            --             --        (64,798)       (21,100)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,127,972      2,896,006        362,662      2,573,940      2,397,428
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SPGR1          ETC           STEC2          STEC1         WMDC5(1)
OPERATIONS
Investment income (loss) -- net                            $   (100,750)  $    (26,612)  $    (19,557)  $    (76,550)  $       (338)
Net realized gain (loss) on sales of investments             (1,577,020)      (697,884)      (567,903)    (3,882,157)             5
Distributions from capital gain                                 379,405        166,708        115,842        510,506             --
Net change in unrealized appreciation or
  depreciation of investments                                  (431,950)      (181,738)       (43,102)     1,201,985          4,530
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,730,315)      (739,526)      (514,720)    (2,246,216)         4,197
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         73,650        169,439        327,797         69,407
Net transfers(2)                                               (480,453)      (110,570)      (277,188)    (1,098,064)        26,222
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (446,490)       (75,761)      (130,284)      (339,398)            --
    Death benefits                                             (127,781)       (53,427)       (84,908)       (31,851)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,054,724)      (166,108)      (322,941)    (1,141,516)        95,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,012,398      2,460,271      1,869,688      6,644,044             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,227,359   $  1,554,637   $  1,032,027   $  3,256,312   $     99,826
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,297,787      2,278,134      2,881,824      9,542,504             --
Contract purchase payments                                           --         65,728        291,936        488,395         68,115
Net transfers(2)                                             (1,034,152)      (243,259)      (618,202)    (2,960,242)        25,828
Contract terminations:
    Surrender benefits and contract charges                    (617,256)       (85,006)      (254,379)      (636,281)            --
    Death benefits                                             (180,081)       (57,415)      (136,114)       (54,848)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,466,298      1,958,182      2,165,065      6,379,528         93,943
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     WMDC3(1)        WMDC1(1)        EMU            WMSS3         SMSS1
OPERATIONS
Investment income (loss) -- net                            $       (670)  $        (54)  $      3,054   $      7,309   $     13,653
Net realized gain (loss) on sales of investments                     (1)           186         (6,759)       (10,406)      (122,294)
Distributions from capital gain                                      --             --         31,187         38,801         93,662
Net change in unrealized appreciation or
  depreciation of investments                                     7,859          1,057        (25,983)        (6,858)       (24,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,188          1,189          1,499         28,846        (39,633)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,477         13,733         88,382         63,327        277,425
Net transfers(1)                                                151,981             --        423,995        433,640        492,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (305)        (1,275)       (38,163)      (163,814)      (231,063)
    Death benefits                                                   --             --             --        (25,292)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,153         12,458        474,214        307,861        539,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        198,167         43,361         93,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    165,341   $     13,647   $    673,880   $    380,068   $    593,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        169,587         38,958         78,742
Contract purchase payments                                        6,285         14,122         71,278         55,963        214,860
Net transfers(2)                                                149,724             --        336,168        386,654        370,604
Contract terminations:
    Surrender benefits and contract charges                        (300)        (1,252)       (30,698)      (135,582)      (191,213)
    Death benefits                                                   --             --             --        (21,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                155,709         12,870        546,335        324,208        472,993
===================================================================================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS1          EPG            EPL           WIGR3          WIGR1
OPERATIONS
Investment income (loss) -- net                            $         (9)  $     16,379   $    (22,711)  $    (28,077)  $    (10,067)
Net realized gain (loss) on sales of investments                   (202)      (144,182)      (546,230)      (119,690)       (43,572)
Distributions from capital gain                                     591         92,544        260,377        250,359         71,944
Net change in unrealized appreciation or
  depreciation of investments                                       466       (612,644)      (306,534)      (658,627)      (190,943)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         846       (647,903)      (615,098)      (556,035)      (172,638)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        224,947        247,528        486,056        185,822
Net transfers(1)                                                 20,118        105,267       (422,501)       489,514        198,220
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (241)      (574,474)      (140,195)       (36,435)       (14,590)
    Death benefits                                                   --       (148,921)       (31,188)       (22,235)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,877       (393,181)      (346,356)       916,900        369,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,087      8,330,622      2,612,896      2,009,755        530,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,810   $  7,289,538   $  1,651,442   $  2,370,620   $    727,520
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,378      6,615,802      2,191,500      2,678,425        708,444
Contract purchase payments                                           --        182,085        236,938        751,120        282,649
Net transfers(1)                                                 17,617         82,453       (483,187)       702,637        276,535
Contract terminations:
    Surrender benefits and contract charges                        (211)      (477,685)      (140,260)       (59,623)       (23,199)
    Death benefits                                                   --       (122,560)       (29,550)       (32,572)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,784      6,280,095      1,775,441      4,039,987      1,244,429
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                               SHARES
----------------------------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund(1)                                                      1,056,976
SBND2                AXP(R) Variable Portfolio - Bond Fund(1)                                                         28,572
SBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                         96,593
WBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                          3,810
WBND9                AXP(R) Variable Portfolio - Bond Fund(1)                                                             --

EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                             10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                              4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                             13,421,219
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                     --
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                130,791

WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       24,884
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       26,374
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       34,895
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           --

WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                       --
WESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                    1,258
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                       --
WESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                       --
WESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                       --

WFDI5                AXP(R) Variable Portfolio - Federal Income Fund(2)                                               27,218
WFDI3                AXP(R) Variable Portfolio - Federal Income Fund(2)                                              257,391
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                               49,828
WFDI1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                               93,319
WFDI9                AXP(R) Variable Portfolio - Federal Income Fund(2)                                                   --

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              309,652
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               96,178
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               23,031
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   --

WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         2,600
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           327
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         1,633
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            --

WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                       1,283
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                                       4,825
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                           2
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                                       8,360
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                                          --

WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 --
WAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 64
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 --
WAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 --
WAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 --

WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                                  --
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                                                  --
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                                  --
WAAD1                AIM V.I. Capital Development Fund, Series II Shares                                                  --
WAAD9                AIM V.I. Capital Development Fund, Series II Shares                                                  --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                          129
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           79
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           65
WGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                          469
WGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           --

EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                          71,583
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          29,725
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         127,672
WPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             116
WPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              --

ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                              63,302
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                                              54,059
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                             107,110
WTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                                  --
WTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                  --

WEBC5                Evergreen VA Blue Chip Fund - Class 2                                                             1,575
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                                             2,281
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                                               571
WEBC1                Evergreen VA Blue Chip Fund - Class 2                                                             7,122
WEBC9                Evergreen VA Blue Chip Fund - Class 2                                                                --

WECG5                Evergreen VA Capital Growth Fund - Class 2                                                        1,183
WECG3                Evergreen VA Capital Growth Fund - Class 2                                                        2,442
WECG8                Evergreen VA Capital Growth Fund - Class 2                                                          303
WECG1                Evergreen VA Capital Growth Fund - Class 2                                                        4,885
WECG9                Evergreen VA Capital Growth Fund - Class 2                                                            5

WECB5                Evergreen VA Core Bond Fund - Class 2                                                            10,725
WECB3                Evergreen VA Core Bond Fund - Class 2                                                             9,349
WECB8                Evergreen VA Core Bond Fund - Class 2                                                                 1
WECB1                Evergreen VA Core Bond Fund - Class 2                                                             6,025
WECB9                Evergreen VA Core Bond Fund - Class 2                                                            11,912

WEEI5                Evergreen VA Equity Index Fund - Class 2                                                          1,337
WEEI3                Evergreen VA Equity Index Fund - Class 2                                                          2,310
WEEI8                Evergreen VA Equity Index Fund - Class 2                                                          2,886
WEEI1                Evergreen VA Equity Index Fund - Class 2                                                          5,389
WEEI9                Evergreen VA Equity Index Fund - Class 2                                                             --

WEFF5                Evergreen VA Foundation Fund - Class 2                                                                3
WEFF3                Evergreen VA Foundation Fund - Class 2                                                               --
WEFF8                Evergreen VA Foundation Fund - Class 2                                                               --
WEFF1                Evergreen VA Foundation Fund - Class 2                                                              489
WEFF9                Evergreen VA Foundation Fund - Class 2                                                               --

WEFD5                Evergreen VA Fund - Class 2                                                                          --
WEFD3                Evergreen VA Fund - Class 2                                                                          --
WEFD8                Evergreen VA Fund - Class 2                                                                          --
WEFD1                Evergreen VA Fund - Class 2                                                                          --
WEFD9                Evergreen VA Fund - Class 2                                                                          --

WEGO5                Evergreen VA Global Leaders Fund - Class 2                                                          954
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                                        1,256
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                                            2
WEGO1                Evergreen VA Global Leaders Fund - Class 2                                                        5,054
WEGO9                Evergreen VA Global Leaders Fund - Class 2                                                           --

WEGR5                Evergreen VA Growth Fund - Class 2                                                                  405
WEGR3                Evergreen VA Growth Fund - Class 2                                                                  630
WEGR8                Evergreen VA Growth Fund - Class 2                                                                    1
WEGR1                Evergreen VA Growth Fund - Class 2                                                                2,353
WEGR9                Evergreen VA Growth Fund - Class 2                                                                    5

WEGW5                Evergreen VA Growth and Income Fund - Class 2                                                        --
WEGW3                Evergreen VA Growth and Income Fund - Class 2                                                        --
WEGW8                Evergreen VA Growth and Income Fund - Class 2                                                     1,675
WEGW1                Evergreen VA Growth and Income Fund - Class 2                                                       470
WEGW9                Evergreen VA Growth and Income Fund - Class 2                                                        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
WEHI5                Evergreen VA High Income Fund - Class 2                                                          10,765
WEHI3                Evergreen VA High Income Fund - Class 2                                                           1,974
WEHI8                Evergreen VA High Income Fund - Class 2                                                              --
WEHI1                Evergreen VA High Income Fund - Class 2                                                           1,938
WEHI9                Evergreen VA High Income Fund - Class 2                                                           3,328

WEIG5                Evergreen VA International Growth Fund - Class 2(3)                                               1,315
WEIG3                Evergreen VA International Growth Fund - Class 2(3)                                               1,600
WEIG8                Evergreen VA International Growth Fund - Class 2(3)                                                   2
WEIG1                Evergreen VA International Growth Fund - Class 2(3)                                               6,031
WEIG9                Evergreen VA International Growth Fund - Class 2(3)                                                  --

WEMA5                Evergreen VA Masters Fund - Class 2                                                                 502
WEMA3                Evergreen VA Masters Fund - Class 2                                                                 793
WEMA8                Evergreen VA Masters Fund - Class 2                                                                   1
WEMA1                Evergreen VA Masters Fund - Class 2                                                               2,518
WEMA9                Evergreen VA Masters Fund - Class 2                                                                  --

WEOE5                Evergreen VA Omega Fund - Class 2                                                                 1,204
WEOE3                Evergreen VA Omega Fund - Class 2                                                                 3,916
WEOE8                Evergreen VA Omega Fund - Class 2                                                                   246
WEOE1                Evergreen VA Omega Fund - Class 2                                                                 4,057
WEOE9                Evergreen VA Omega Fund - Class 2                                                                     8

WESM5                Evergreen VA Small Cap Value Fund - Class 2(4)                                                      599
WESM3                Evergreen VA Small Cap Value Fund - Class 2(4)                                                    1,972
WESM8                Evergreen VA Small Cap Value Fund - Class 2(4)                                                      216
WESM1                Evergreen VA Small Cap Value Fund - Class 2(4)                                                    2,170
WESM9                Evergreen VA Small Cap Value Fund - Class 2(4)                                                        4

WESE5                Evergreen VA Special Equity Fund - Class 2                                                           --
WESE3                Evergreen VA Special Equity Fund - Class 2                                                        1,409
WESE8                Evergreen VA Special Equity Fund - Class 2                                                           --
WESE1                Evergreen VA Special Equity Fund - Class 2                                                           --
WESE9                Evergreen VA Special Equity Fund - Class 2                                                           --

WEST5                Evergreen VA Strategic Income Fund - Class 2                                                        423
WEST3                Evergreen VA Strategic Income Fund - Class 2                                                        691
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                         --
WEST1                Evergreen VA Strategic Income Fund - Class 2                                                        118
WEST9                Evergreen VA Strategic Income Fund - Class 2                                                         --

WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             452
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              45
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              --
WFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              --
WFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              --

WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    428
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  1,271
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     --
WFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     --
WFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     --

WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                13,573
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 1,405
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                15,649
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                    --

WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         5,043
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         5,563
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            --
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           983
WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            --

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                   86,236
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                   90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                   62,464
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                   27,291
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                       --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                               SHARES
----------------------------------------------------------------------------------------------------------------------------
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                            25,506
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                             6,795
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                            29,309
WINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                               114
WINT9                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                                --

WSND5                MFS(R) New Discovery Series - Service Class                                                       1,429
WSND3                MFS(R) New Discovery Series - Service Class                                                         657
WSND8                MFS(R) New Discovery Series - Service Class                                                          --
WSND1                MFS(R) New Discovery Series - Service Class                                                          51
WSND9                MFS(R) New Discovery Series - Service Class                                                          --

WSTR5                MFS(R) Total Return Series - Service Class                                                          593
WSTR3                MFS(R) Total Return Series - Service Class                                                        1,391
WSTR8                MFS(R) Total Return Series - Service Class                                                          301
WSTR1                MFS(R) Total Return Series - Service Class                                                          361
WSTR9                MFS(R) Total Return Series - Service Class                                                           --

WSUT5                MFS(R) Utilities Series - Service Class                                                             395
WSUT3                MFS(R) Utilities Series - Service Class                                                             703
WSUT8                MFS(R) Utilities Series - Service Class                                                              --
WSUT1                MFS(R) Utilities Series - Service Class                                                             667
WSUT9                MFS(R) Utilities Series - Service Class                                                              --

WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                              2
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            151
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                             --
WOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                             --
WOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                             --

WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                               531
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                             3,433
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                               452
WOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                                --
WOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                                --

WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                           370
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                           476
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         1,283
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         1,849
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                            --

WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                2,223
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               16,184
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                   --
WSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                1,205
WSTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                   --

EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              283,845
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                                  960
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                   --
WGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                                   --
WGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                   --

WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                  1,099
WHSC3                Putnam VT Health Sciences Fund - Class IB Shares                                                  1,039
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                     --
WHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                  6,510
WHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                     --

EPL                  Putnam VT International Equity Fund - Class IB Shares                                           138,757
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                         3,436,550
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                             6,745
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                Putnam VT International Equity Fund - Class IB Shares                                         1,349,999
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                                --
                       (previously Putnam VT International Growth Fund - Class IB Shares)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                               SHARES
----------------------------------------------------------------------------------------------------------------------------
WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            127
WVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             --
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             --
WVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             --
WVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             --

WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                  --
WVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 952
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 300
WVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                  --
WVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 833

WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                         --
WVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        119
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                         --
WVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                         --
WVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                         --


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(3) Effective June 16, 2003, Evergreen VA International Growth Fund - Class 2 will change its name to Evergreen VA International Equity Fund - Class 2.
(4) Effective July 14, 2003, Evergreen VA Small Cap Value Fund - Class 2 will change its name to Evergreen VA Special Values Fund - Class 2.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.25% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.650% to 0.560%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                        MAXIMUM                   MAXIMUM
                                                                                       ADJUSTMENT                ADJUSTMENT
FUND                                                                            (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                0.08%                     0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                            0.12%                     0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                        N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 0.12%                     0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.060% to 0.030%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund                                                      $  2,198,387
SBND2                AXP(R) Variable Portfolio - Bond Fund                                                           534,577
SBND1                AXP(R) Variable Portfolio - Bond Fund                                                         3,211,897
WBND1                AXP(R) Variable Portfolio - Bond Fund                                                            40,740
WBND9                AXP(R) Variable Portfolio - Bond Fund                                                                21

EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                             37,777,110
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                             58,435,745
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                             38,268,001
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                     21
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                131,231

WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      210,881
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      234,784
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      225,443
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      275,322
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           21

WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                      193
WESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                   10,193
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                      135
WESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                      135
WESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                      135

WFDI5                AXP(R) Variable Portfolio - Federal Income Fund                                                 258,004
WFDI3                AXP(R) Variable Portfolio - Federal Income Fund                                               1,483,973
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund                                                 746,769
WFDI1                AXP(R) Variable Portfolio - Federal Income Fund                                                 608,419
WFDI9                AXP(R) Variable Portfolio - Federal Income Fund                                                      21

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              670,991
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              281,199
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            1,412,925
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              160,682
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   21

WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        25,425
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        26,520
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         3,237
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        15,870
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           140

WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                      11,328
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                                      56,546
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                         134
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                                      70,373
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                                         116

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                       $         83
WAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,237
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 22
WAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 22
WAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 22

WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                                 174
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                                                 174
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                                 135
WAAD1                AIM V.I. Capital Development Fund, Series II Shares                                                 154
WAAD9                AIM V.I. Capital Development Fund, Series II Shares                                                 116

WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        2,256
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        5,430
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        1,247
WGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        8,201
WGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                          115

EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                         385,396
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         370,342
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         646,298
WPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           2,363
WPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             114

ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                              49,329
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                                             588,029
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                             618,708
WTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                                 134
WTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                 115

WEBC5                Evergreen VA Blue Chip Fund - Class 2                                                            10,210
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                                            22,167
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                                             3,583
WEBC1                Evergreen VA Blue Chip Fund - Class 2                                                            44,945
WEBC9                Evergreen VA Blue Chip Fund - Class 2                                                               137

WECG5                Evergreen VA Capital Growth Fund - Class 2                                                       13,989
WECG3                Evergreen VA Capital Growth Fund - Class 2                                                       49,501
WECG8                Evergreen VA Capital Growth Fund - Class 2                                                        3,432
WECG1                Evergreen VA Capital Growth Fund - Class 2                                                       57,172
WECG9                Evergreen VA Capital Growth Fund - Class 2                                                          198

WECB5                Evergreen VA Core Bond Fund - Class 2                                                           110,696
WECB3                Evergreen VA Core Bond Fund - Class 2                                                           128,382
WECB8                Evergreen VA Core Bond Fund - Class 2                                                                15
WECB1                Evergreen VA Core Bond Fund - Class 2                                                            63,774
WECB9                Evergreen VA Core Bond Fund - Class 2                                                           122,478

WEEI5                Evergreen VA Equity Index Fund - Class 2                                                         10,196
WEEI3                Evergreen VA Equity Index Fund - Class 2                                                         27,755
WEEI8                Evergreen VA Equity Index Fund - Class 2                                                         20,419
WEEI1                Evergreen VA Equity Index Fund - Class 2                                                         40,800
WEEI9                Evergreen VA Equity Index Fund - Class 2                                                            139

WEFF5                Evergreen VA Foundation Fund - Class 2                                                          123,389
WEFF3                Evergreen VA Foundation Fund - Class 2                                                          127,287
WEFF8                Evergreen VA Foundation Fund - Class 2                                                              122
WEFF1                Evergreen VA Foundation Fund - Class 2                                                            5,968
WEFF9                Evergreen VA Foundation Fund - Class 2                                                              122

WEFD5                Evergreen VA Fund - Class 2                                                                         173
WEFD3                Evergreen VA Fund - Class 2                                                                         173
WEFD8                Evergreen VA Fund - Class 2                                                                         135
WEFD1                Evergreen VA Fund - Class 2                                                                         154
WEFD9                Evergreen VA Fund - Class 2                                                                         115

WEGO5                Evergreen VA Global Leaders Fund - Class 2                                                       10,883
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                                       24,552
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                                          157
WEGO1                Evergreen VA Global Leaders Fund - Class 2                                                       54,534
WEGO9                Evergreen VA Global Leaders Fund - Class 2                                                          139


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
WEGR5                Evergreen VA Growth Fund - Class 2                                                         $      3,984
WEGR3                Evergreen VA Growth Fund - Class 2                                                                9,678
WEGR8                Evergreen VA Growth Fund - Class 2                                                                  143
WEGR1                Evergreen VA Growth Fund - Class 2                                                               21,598
WEGR9                Evergreen VA Growth Fund - Class 2                                                                  181

WEGW5                Evergreen VA Growth and Income Fund - Class 2                                                       175
WEGW3                Evergreen VA Growth and Income Fund - Class 2                                                       175
WEGW8                Evergreen VA Growth and Income Fund - Class 2                                                    20,378
WEGW1                Evergreen VA Growth and Income Fund - Class 2                                                     5,954
WEGW9                Evergreen VA Growth and Income Fund - Class 2                                                       117

WEHI5                Evergreen VA High Income Fund - Class 2                                                         106,145
WEHI3                Evergreen VA High Income Fund - Class 2                                                          39,450
WEHI8                Evergreen VA High Income Fund - Class 2                                                             123
WEHI1                Evergreen VA High Income Fund - Class 2                                                          19,586
WEHI9                Evergreen VA High Income Fund - Class 2                                                          33,985

WEIG5                Evergreen VA International Growth Fund - Class 2                                                 11,907
WEIG3                Evergreen VA International Growth Fund - Class 2                                              6,149,355
WEIG8                Evergreen VA International Growth Fund - Class 2                                                    158
WEIG1                Evergreen VA International Growth Fund - Class 2                                                 53,215
WEIG9                Evergreen VA International Growth Fund - Class 2                                                    143

WEMA5                Evergreen VA Masters Fund - Class 2                                                               3,962
WEMA3                Evergreen VA Masters Fund - Class 2                                                              11,100
WEMA8                Evergreen VA Masters Fund - Class 2                                                                 144
WEMA1                Evergreen VA Masters Fund - Class 2                                                              18,360
WEMA9                Evergreen VA Masters Fund - Class 2                                                                 137

WEOE5                Evergreen VA Omega Fund - Class 2                                                                14,648
WEOE3                Evergreen VA Omega Fund - Class 2                                                                66,375
WEOE8                Evergreen VA Omega Fund - Class 2                                                                 3,005
WEOE1                Evergreen VA Omega Fund - Class 2                                                                49,239
WEOE9                Evergreen VA Omega Fund - Class 2                                                                   226

WESM5                Evergreen VA Small Cap Value Fund - Class 2                                                       6,857
WESM3                Evergreen VA Small Cap Value Fund - Class 2                                                      36,707
WESM8                Evergreen VA Small Cap Value Fund - Class 2                                                       2,465
WESM1                Evergreen VA Small Cap Value Fund - Class 2                                                      24,362
WESM9                Evergreen VA Small Cap Value Fund - Class 2                                                         185

WESE5                Evergreen VA Special Equity Fund - Class 2                                                          173
WESE3                Evergreen VA Special Equity Fund - Class 2                                                       10,173
WESE8                Evergreen VA Special Equity Fund - Class 2                                                          135
WESE1                Evergreen VA Special Equity Fund - Class 2                                                          135
WESE9                Evergreen VA Special Equity Fund - Class 2                                                          115

WEST5                Evergreen VA Strategic Income Fund - Class 2                                                      4,364
WEST3                Evergreen VA Strategic Income Fund - Class 2                                                      7,000
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                        127
WEST1                Evergreen VA Strategic Income Fund - Class 2                                                      1,328
WEST9                Evergreen VA Strategic Income Fund - Class 2                                                        127

WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           8,251
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             807
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             175
WFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             156
WFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             117

WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 15,048
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 31,396
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     22
WFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     22
WFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     22

WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               185,016
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               462,280
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                24,455
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               283,170
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                    21

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  $     66,540
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        64,716
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        44,687
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         9,210
WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            22

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  933,998
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,081,141
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,787,541
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  352,963
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                       22

WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                                              689,629
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                                            9,504,955
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                                            1,317,086
WINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                                1,132
WINT9                FTVIPT Templeton Foreign Securities Fund - Class 2                                                   22

WSND5                MFS(R) New Discovery Series - Service Class                                                      17,154
WSND3                MFS(R) New Discovery Series - Service Class                                                       9,425
WSND8                MFS(R) New Discovery Series - Service Class                                                          21
WSND1                MFS(R) New Discovery Series - Service Class                                                         583
WSND9                MFS(R) New Discovery Series - Service Class                                                          21

WSTR5                MFS(R) Total Return Series - Service Class                                                       10,212
WSTR3                MFS(R) Total Return Series - Service Class                                                       23,854
WSTR8                MFS(R) Total Return Series - Service Class                                                        5,075
WSTR1                MFS(R) Total Return Series - Service Class                                                        6,199
WSTR9                MFS(R) Total Return Series - Service Class                                                           22

WSUT5                MFS(R) Utilities Series - Service Class                                                           5,127
WSUT3                MFS(R) Utilities Series - Service Class                                                           8,378
WSUT8                MFS(R) Utilities Series - Service Class                                                              22
WSUT1                MFS(R) Utilities Series - Service Class                                                           7,737
WSUT9                MFS(R) Utilities Series - Service Class                                                              22

WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            215
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          4,110
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            134
WOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            153
WOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            134

WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                            21,096
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                            67,977
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                             8,205
WOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                               216
WOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                               135

WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         3,516
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         7,903
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        12,110
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        17,905
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                            --

WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               10,170
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               73,548
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  141
WSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                5,697
WSTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  141

EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              497,345
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                               20,400
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                   22
WGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                                   22
WGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                   22

WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                 16,436
WHSC3                Putnam VT Health Sciences Fund - Class IB Shares                                                 10,315
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                    134
WHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                 62,084
WHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                    115

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
EPL                  Putnam VT International Equity Fund - Class IB Shares                                      $    715,602
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                        17,414,473
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                             5,885
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                Putnam VT International Equity Fund - Class IB Shares                                           190,097
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                                21
                       (previously Putnam VT International Growth Fund - Class IB Shares)

WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          1,648
WVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            186
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            145
WVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            145
WVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            124

WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 173
WVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              12,936
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               2,984
WVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 154
WVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               6,581

WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        174
WVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      1,600
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        135
WVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        154
WVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        116

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                     ESI        SBND2      SBND1      WBND1(4)   WBND9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.38    $   1.03   $   1.03          --         --
At Dec. 31, 2001                   $   1.47    $   1.09   $   1.09          --         --
At Dec. 31, 2002                   $   1.53    $   1.14   $   1.14    $   1.01         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      8,923         317      1,363          --         --
At Dec. 31, 2002                      7,272         264        894          40         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $ 13,122    $    347   $  1,491          --         --
At Dec. 31, 2002                   $ 11,131    $    301   $  1,016    $     40         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       6.45%       6.38%      6.53%         --         --
For the year ended Dec. 31, 2002       5.06%       5.11%      5.08%       5.23%      2.70%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%         --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.52%       5.83%      5.83%         --         --
For the year ended Dec. 31, 2002       4.08%       4.59%      4.59%       1.00%        --
-----------------------------------------------------------------------------------------

                                     EMS        SCMG2      SCMG1      WCMG1(4)   WCMG9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.24    $   1.03   $   1.03          --         --
At Dec. 31, 2001                   $   1.26    $   1.05   $   1.05          --         --
At Dec. 31, 2002                   $   1.26    $   1.04   $   1.04          --   $   0.99
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      8,409       3,980     11,399          --         --
At Dec. 31, 2002                      8,572       4,222     12,876          --        132
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $ 10,625    $  4,243   $ 11,962          --         --
At Dec. 31, 2002                   $ 10,806    $  4,477   $ 13,452          --   $    131
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.38%       3.53%      3.58%         --         --
For the year ended Dec. 31, 2002       1.17%       1.14%      1.15%         --       1.00%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%         --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       1.61%       1.94%      1.94%         --         --
For the year ended Dec. 31, 2002       0.00%      (0.95%)    (0.95%)        --      (1.00%)
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                     WDEI5       WDEI3     SDEI1       WDEI1     WDEI9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08    $   1.08   $   1.07    $   1.08         --
At Dec. 31, 2001                   $   1.09    $   1.09   $   1.08    $   1.08         --
At Dec. 31, 2002                   $   0.87    $   0.87   $   0.86    $   0.86         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        115         223        367         144         --
At Dec. 31, 2002                        238         368        179         325         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    125    $    242   $    396    $    156         --
At Dec. 31, 2002                   $    207    $    319   $    154    $    280         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.32%       1.34%      1.40%       1.26%        --
For the year ended Dec. 31, 2002       1.62%       1.58%      1.45%       1.51%      1.47%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%       1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.93%       0.93%      0.93%       0.00%        --
For the year ended Dec. 31, 2002     (20.18%)    (20.18%)   (20.37%)    (20.37%)       --
-----------------------------------------------------------------------------------------

                                   WESL5(5)    WESL3(5)   WESL8(5)    WESL1(5)   WESL9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $   1.02         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          11         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $     11         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --        2.00%        --          --         --
-----------------------------------------------------------------------------------------



                                     WFDI5       WFDI3      SFDI1       WFDI1    WFDI9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.06    $   1.05   $   1.06    $   1.05         --
At Dec. 31, 2001                   $   1.11    $   1.10   $   1.11    $   1.10         --
At Dec. 31, 2002                   $   1.16    $   1.15   $   1.16    $   1.14         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        117       1,609        424         413         --
At Dec. 31, 2002                        248       2,375        397         864         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    130    $  1,770   $    470    $    454         --
At Dec. 31, 2002                   $    287    $  2,725   $    459    $    988         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       4.54%       4.47%      4.48%       4.51%        --
For the year ended Dec. 31, 2002       2.84%       2.86%      2.81%       2.87%      2.81%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%       1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       4.72%       4.76%      4.72%       4.76%        --
For the year ended Dec. 31, 2002       4.50%       4.55%      4.50%       3.64%        --
-----------------------------------------------------------------------------------------

                                      EGD       WNDM3       SNDM1       WNDM1    WNDM9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.54    $   0.86    $   0.90   $   0.86         --
At Dec. 31, 2001                   $   1.27    $   0.71    $   0.74   $   0.70         --
At Dec. 31, 2002                   $   0.98    $   0.54    $   0.57   $   0.54         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      4,237       3,128       2,896        363         --
At Dec. 31, 2002                      3,938       2,700       2,097        529         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  5,370    $  2,210    $  2,139   $    255         --
At Dec. 31, 2002                   $  3,845    $  1,468    $  1,190   $    286         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.23%       0.24%       0.24%      0.24%        --
For the year ended Dec. 31, 2002       0.50%       0.50%       0.50%      0.51%      0.38%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%       1.60%      1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%       1.60%      1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.53%)    (17.44%)    (17.78%)   (18.60%)       --
For the year ended Dec. 31, 2002     (22.83%)    (23.94%)    (22.97%)   (22.86%)       --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WSVA5(6)    WSVA3(6)   WSVA8(7)    WSVA1(6)   WSVA9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.79    $   0.79   $   0.96    $   0.79         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         35          22          3          20         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     27    $     17   $      3    $     15         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.35%       0.26%      0.99%       0.45%        --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (21.00%)    (21.00%)    (4.00%)   (21.00%)        --
-----------------------------------------------------------------------------------------

                                   WABA5(7)    WABA3(7)   WABA8(7)    WABA1(7)   WABA9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         11          40         --          70         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     10    $     38         --    $     67         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.01%       0.01%        --        0.01%        --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)   (5.00%)      (5.00%)       --
-----------------------------------------------------------------------------------------



                                   WAAC5(4)    WAAC3(4)   WAAC8(4)    WAAC1(4)   WAAC9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $   0.79         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --           1         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $      1         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --      (21.00%)       --          --         --
-----------------------------------------------------------------------------------------

                                   WAAD5(5)    WAAD3(5)   WAAD8(5)    WAAD1(5)   WAAD9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WGIP5(5)    WGIP3(5)   WGIP8(5)    WGIP1(5)   WGIP9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          2           1          1           8         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      2    $      1   $      1    $      8         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)    (5.00%)     (5.00%)       --
-----------------------------------------------------------------------------------------

                                      EPP        SPGR2     SPGR1      WPRG1(5)   WPRG9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.96    $   0.80   $   0.86          --         --
At Dec. 31, 2001                   $   0.79    $   0.65   $   0.70          --         --
At Dec. 31, 2002                   $   0.54    $   0.44   $   0.48    $   0.92         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,574       2,397      7,466          --         --
At Dec. 31, 2002                      2,312       1,162      4,631           2         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,021    $  1,557   $  5,227          --         --
At Dec. 31, 2002                   $  1,238    $    514   $  2,207    $      2         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%         --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.71%)    (18.75%)   (18.60%)        --         --
For the year ended Dec. 31, 2002     (31.65%)    (32.31%)   (31.43%)     (8.00%)       --
-----------------------------------------------------------------------------------------



                                      ETC        STEC2      STEC1     WTEC1(5)   WTEC9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08    $   0.65   $   0.70          --         --
At Dec. 31, 2001                   $   0.79    $   0.48   $   0.51          --         --
At Dec. 31, 2002                   $   0.46    $   0.27   $   0.29          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,958       2,165      6,380          --         --
At Dec. 31, 2002                      1,387       1,976      3,655          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,555    $  1,032   $  3,256          --         --
At Dec. 31, 2002                   $    632    $    540   $  1,069          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%         --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.85%)    (26.15%)   (27.14%)        --         --
For the year ended Dec. 31, 2002     (41.77%)    (43.75%)   (43.14%)        --         --
-----------------------------------------------------------------------------------------

                                   WEBC5(7)    WEBC3(7)   WEBC8(7)    WEBC1(7)   WEBC9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.96    $   0.96   $   0.95    $   0.95         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         10          14          3          43         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      9    $     13   $      3    $     41         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.59%       1.91%      2.30%       2.22%      0.72%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (4.00%)     (4.00%)   (5.00%)      (5.00%)       --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WECG5(7)    WECG3(7)   WECG8(7)    WECG1(7)   WECG9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95   $   0.95
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         13          28          3          55         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     13    $     26   $      3    $     53         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)    (5.00%)     (5.00%)    (5.00%)
-----------------------------------------------------------------------------------------

                                   WECB5(7)    WECB3(7)   WECB8(7)    WECB1(7)   WECB9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   1.04    $   1.04   $   1.04    $   1.04   $   1.04
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                        106          92         --          59        118
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $    110    $     96         --    $     62   $    122
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       8.91%       8.18%     11.41%       9.16%      4.57%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       4.00%       4.00%      4.00%       4.00%      4.00%
-----------------------------------------------------------------------------------------


                                   WEEI5(7)    WEEI3(7)   WEEI8(7)    WEEI1(7)   WEEI9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.96    $   0.96   $   0.96    $   0.96         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          9          16         21          38         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      9    $     16   $     20    $     37         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       7.97%       8.30%     11.32%       9.74%      3.61%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (4.00%)     (4.00%)    (4.00%)     (4.00%)       --
-----------------------------------------------------------------------------------------

                                   WEFF5(7)    WEFF3(7)   WEFF8(7)    WEFF1(7)   WEFF9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   1.00          --         --    $   1.00         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --           6         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --    $      6         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.15%       0.08%      5.87%      14.90%      5.85%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.00%         --         --        0.00%        --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WEFD5(5)    WEFD3(5)   WEFD8(5)    WEFD1(5)   WEFD9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------

                                   WEGO5(7)    WEGO3(7)   WEGO8(7)    WEGO1(7)   WEGO9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.92    $   0.92   $   0.92    $   0.92         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         10          13         --          54         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      9    $     12         --    $     50         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       3.79%       5.33%      1.85%       5.15%      1.70%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (8.00%)     (8.00%)    (8.00%)     (8.00%)       --
-----------------------------------------------------------------------------------------



                                   WEGR5(7)    WEGR3(7)   WEGR8(7)    WEGR1(7)   WEGR9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.99    $   0.98   $   0.98    $   0.98   $   0.98
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          4           6         --          21         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      4    $      5         --    $     20         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (1.00%)     (2.00%)    (2.00%)     (2.00%)    (2.00%)
-----------------------------------------------------------------------------------------

                                   WEGW5(5)    WEGW3(5)   WEGW8(5)    WEGW1(5)   WEGW9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --   $   0.96    $   0.96         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --         21           6         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          --   $     20    $      6         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       3.49%       3.49%      8.87%       7.11%      3.49%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --      (4.00%)     (4.00%)       --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WEHI5(7)    WEHI3(7)   WEHI8(7)    WEHI1(7)   WEHI9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   1.04    $   1.04         --    $   1.03   $   1.03
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                        103          19         --          19         32
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $    107    $     20         --    $     19   $     33
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      14.68%      15.74%      6.60%      19.18%     34.82%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       4.00%       4.00%        --        3.00%      3.00%
-----------------------------------------------------------------------------------------

                                   WEIG5(7)    WEIG3(7)   WEIG8(7)    WEIG1(7)   WEIG9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.93    $   0.93   $   0.93    $   0.93   $   0.93
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         12          14         --          53         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     11    $     13         --    $     50         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       9.26%       1.12%      4.13%      10.38%      3.83%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (7.00%)     (7.00%)   (7.00%)     (7.00%)     (7.00%)
-----------------------------------------------------------------------------------------



                                   WEMA5(7)    WEMA3(7)   WEMA8(7)    WEMA1(7)   WEMA9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          4           6         --          18         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      3    $      5         --    $     17         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)    (5.00%)     (5.00%)       --
-----------------------------------------------------------------------------------------

                                   WEOE5(7)    WEOE3(7)   WEOE8(7)    WEOE1(7)   WEOE9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.96    $   0.96   $   0.96    $   0.96   $   0.96
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         13          44          3          45         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     13    $     42   $      3    $     44         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (4.00%)     (4.00%)    (4.00%)     (4.00%)    (4.00%)
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WESM5(7)    WESM3(7)   WESM8(7)    WESM1(7)   WESM9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95   $   0.95
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          7          22          2          24         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      6    $     21   $      2    $     23         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.68%       0.62%      0.79%       0.76%      0.31%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)    (5.00%)     (5.00%)    (5.00%)
-----------------------------------------------------------------------------------------

                                   WESE5(5)    WESE3(5)   WESE8(5)    WESE1(5)   WESE9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $   0.96         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --          10         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $     10         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --       (4.00%)       --          --         --
-----------------------------------------------------------------------------------------



                                   WEST5(7)    WEST3(7)   WEST8(7)    WEST1(7)   WEST9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   1.08    $   1.08   $   1.08    $   1.08         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          4           6         --           1         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      4    $      7         --    $      1         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      29.59%      23.05%     13.30%      29.26%     13.27%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       8.00%       8.00%      8.00%       8.00%        --
-----------------------------------------------------------------------------------------

                                   WFCO5(5)    WFCO3(5)   WFCO8(5)    WFCO1(5)   WFCO9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.97    $   0.97         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          8           1         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      8    $      1         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (3.00%)     (3.00%)       --          --         --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WFGR5(4)    WFGR3(4)   WFGR8(4)    WFGR1(4)   WFGR9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.73    $   0.73         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         14          41         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     10    $     30         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (27.00%)    (27.00%)       --          --         --
-----------------------------------------------------------------------------------------

                                   WMDC5(8)    WMDC3(8)   WMDC8(4)    WMDC1(8)   WMDC9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                   $   1.06    $   1.06         --    $   1.06         --
At Dec. 31, 2002                   $   0.94    $   0.94   $   0.89    $   0.94         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         94         156         --          13         --
At Dec. 31, 2002                        250         559         27         290         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    100    $    165         --    $     14         --
At Dec. 31, 2002                   $    236    $    526   $     24    $    272         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.52%       0.50%        --        0.16%        --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%        --        1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.00%       6.00%        --        6.00%        --
For the year ended Dec. 31, 2002     (11.32%)     (6.00%)   (11.00%)     (6.00%)       --
-----------------------------------------------------------------------------------------



                                   WVAS5(4)    WVAS3(4)   WVAS8(4)    WVAS1(4)   WVAS9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.88    $   0.88         --    $   0.88         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         55          61         --          11         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     48    $     53         --    $      9         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.44%       0.05%      1.04%         --       0.45%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (12.00%)    (12.00%)       --      (12.00%)       --
-----------------------------------------------------------------------------------------

                                     EMU         WMSS3     SMSS1        WMSS1    WMSS9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.17    $   1.11   $   1.19    $   1.11         --
At Dec. 31, 2001                   $   1.23    $   1.17   $   1.25    $   1.17         --
At Dec. 31, 2002                   $   1.07    $   1.02   $   1.09    $   1.01         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        546         324        473          24         --
At Dec. 31, 2002                        966       1,063        690         324         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    674    $    380   $    593          28         --
At Dec. 31, 2002                   $  1,037    $  1,084   $    751    $    328         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.10%       4.13%      3.19%       1.62%        --
For the year ended Dec. 31, 2002       0.96%       0.99%      1.38%       1.15%      1.05%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%      1.60%       1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.13%       5.41%      5.04%       5.41%        --
For the year ended Dec. 31, 2002     (13.01%)    (12.82%)  (12.80%)       1.00%        --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WINT5(4)    WINT3(4)   WINT8(4)    WINT1(4)   WINT9(4)
                                   ------------------------------------------------------

ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.84    $   0.84   $   0.84    $   0.84         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                        286          76        330           1         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $    240    $     64   $    276    $      1         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       3.03%       1.47%      4.10%       0.26%      1.94%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (16.00%)    (16.00%)   (16.00%)    (16.00%)       --
-----------------------------------------------------------------------------------------

                                   WSND5(4)    WSND3(4)   WSND8(4)    WSND1(4)   WSND9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.73    $   0.73         --    $   0.73         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         20           9         --           1         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     15    $      7         --    $      1         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (27.00%)    (27.00%)       --      (27.00%)       --
-----------------------------------------------------------------------------------------



                                   WSTR5(4)    WSTR3(4)   WSTR8(4)    WSTR1(4)   WSTR9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.93    $   0.93   $   0.93    $   0.93         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         11          26          6           7         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     10    $     24   $      5    $      6         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.06%       0.01%      0.03%       0.04%      1.97%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (7.00%)     (7.00%)    (7.00%)     (7.00%)       --
-----------------------------------------------------------------------------------------

                                   WSUT5(4)    WSUT3(4)   WSUT8(4)    WSUT1(4)   WSUT9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.85    $   0.85         --   $    0.85         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          6          10         --           9         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      5    $      8         --   $       8         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       0.02%       0.09%      3.10%       0.05%      3.10%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (15.00%)    (15.00%)       --      (15.00%)       --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WOCA5(5)    WOCA3(5)   WOCA8(5)    WOCA1(5)   WOCA9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.97    $   0.97   $   0.97    $   0.97   $   0.96
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --           4         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $      4         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (3.00%)     (3.00%)    (3.00%)     (3.00%)    (4.00%)
-----------------------------------------------------------------------------------------
                                   WOGS5(6)    WOGS3(6)   WOGS8(5)    WOGS1(6)   WOGS9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.77    $   0.77   $   0.93          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         12          78          9          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      9    $     60   $      8          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (23.00%)    (23.00%)    (7.00%)        --         --
-----------------------------------------------------------------------------------------



                                   WOSM5(7)    WOSM3(7)   WOSM8(7)    WOSM1(7)   WOSM9(7)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.95    $   0.95   $   0.95    $   0.95         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          4           5         13          18         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      3    $      4   $     12    $     17         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)    (5.00%)     (5.00%)       --
-----------------------------------------------------------------------------------------

                                   WSTB5(6)    WSTB3(6)   WSTB8(5)    WSTB1(6)   WSTB9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   1.03    $   1.03         --   $    1.03         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         10          73         --           5         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     10    $     76         --   $       6         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       3.00%       3.00%        --        3.00%        --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                     EPG       WGIN3(4)   WGIN8(4)    WGIN1(4)   WGIN9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.26          --         --          --         --
At Dec. 31, 2001                   $   1.16          --         --          --         --
At Dec. 31, 2002                   $   0.93    $   0.81         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      6,280          --         --          --         --
At Dec. 31, 2002                      5,706          22         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  7,290          --         --          --         --
At Dec. 31, 2002                   $  5,291    $     18         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.62%         --         --          --         --
For the year ended Dec. 31, 2002       1.59%       0.01%      1.89%       1.89%      1.89%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%         --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (7.94%)        --         --          --         --
For the year ended Dec. 31, 2002     (19.83%)    (19.00%)       --          --         --
-----------------------------------------------------------------------------------------

                                   WHSC5(6)    WHSC3(6)    WHSC8(5)   WHSC1(6)   WHSC9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.84    $   0.84         --    $   0.84         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         12          12         --          73         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $     10    $     10         --    $     61         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002     (16.00%)    (16.00%)       --      (16.00%)       --
-----------------------------------------------------------------------------------------



                                     EPL        WIGR3     WIGR8(4)     WIGR1     WIGR9(4)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.19    $   0.75         --    $   0.75         --
At Dec. 31, 2001                   $   0.93    $   0.59         --    $   0.58         --
At Dec. 31, 2002                   $   0.76    $   0.48   $   0.85    $   0.47         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,775       4,040         --       1,244         --
At Dec. 31, 2002                      1,856       3,437          7       1,350         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,651    $  2,371         --    $    728         --
At Dec. 31, 2002                   $  1,401    $  1,635   $      6    $    639         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.31%       0.27%        --        0.25%        --
For the year ended Dec. 31, 2002       0.87%       0.86%      0.03%       0.88%      1.01%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.50%        --        1.70%        --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (21.85%)    (21.33%)       --      (22.67%)       --
For the year ended Dec. 31, 2002     (18.28%)    (18.64%)   (15.00%)    (18.97%)       --
-----------------------------------------------------------------------------------------

                                   WVRE5(5)    WVRE3(5)   WVRE8(5)    WVRE1(5)   WVRE9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $   0.96          --         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                          1          --         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                   $      1          --         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      20.68%       9.84%      9.84%       9.84%      9.84%
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002      (4.00%)        --         --          --         --
-----------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                   WVCP5(5)    WVCP3(5)   WVCP8(5)    WVCP1(5)   WVCP9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $   0.98   $   0.98          --   $   0.98
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --           9          3          --          8
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $      9   $      3          --   $      8
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --       (2.00%)    (2.00%)        --      (2.00%)
-----------------------------------------------------------------------------------------

                                   WVGI5(5)    WVGI3(5)    WVGI8(5)   WVGI1(5)   WVGI9(5)
                                   ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --         --          --         --
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $   0.96         --          --         --
-----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --           2         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --          --         --          --         --
At Dec. 31, 2002                         --    $      2         --          --         --
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --          --         --          --         --
-----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002       1.40%       1.50%      1.60%       1.70%      1.80%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --         --          --         --
For the year ended Dec. 31, 2002         --       (4.00%)       --          --         --
-----------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude Variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on March 1, 2002.

(5) Operations commenced on Aug. 30, 2002.

(6) Operations commenced on May 1, 2002.

(7) Operations commenced on July 31, 2002.

(8) Operations commenced on May 1, 2001.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                                                               45275-20 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 12
Rating Agencies                                                            p. 13
Principal Underwriter                                                      p. 13
Independent Auditors                                                       p. 13
Condensed Financial Information (Unaudited)                                p. 14
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002

                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                          --%       (5.48%)(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                  --        (9.34)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                     (26.78)       (8.28)
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (29.37)      (22.69)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                          --       (27.48)(b)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                  --       (11.69)(b)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                            --       (11.79)(b)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                       --       (13.69)(b)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                               --        (4.27)(b)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                         --       (11.04)(b)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                           --        (7.80)(b)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                       --       (15.10)(b)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                               --        (9.10)(b)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                          --        (4.47)(b)
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)                 --       (14.13)(b)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                              --       (12.11)(b)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                --       (11.14)(b)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                      --       (12.02)(b)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                     --        (0.17)(b)
            FIDELITY(R) VIP
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (18.63)      (11.44)
            FTVIPT
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                        (20.25)       (0.88)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         --       (12.12)(b)
            PUTNAM VARIABLE TRUST
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (25.55)      (23.62)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                       (4.58%)        1.62%       4.71%          7.18%
WCMG1         Cash Management Fund (3/02; 10/81)                               (8.51)         1.37        2.08           3.21
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                     (26.78)           --          --          (8.80)
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (29.37)        (2.71)         --           2.31
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                      (20.54)           --          --         (11.80)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)              (29.81)           --          --         (22.95)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (29.55)           --          --         (22.84)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (30.05)           --          --          (4.62)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --          (4.27)(c)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (29.92)           --          --         (14.04)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (18.36)        (3.63)         --           2.23
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                   (28.01)        (4.21)         --          (2.63)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                           (33.99)           --          --          (6.01)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                       (3.36)           --          --           2.15
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)             (19.09)           --          --          (5.13)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                          (33.74)           --          --         (10.76)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                            (32.59)        (2.79)         --          (1.02)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                  (21.01)           --          --           3.85
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   4.33          2.86          --           2.96
            FIDELITY(R) VIP
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (18.63)           --          --          12.61
            FTVIPT
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                        (20.25)         1.25          --           3.90
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                     (24.01)           --          --          (3.62)
            PUTNAM VARIABLE TRUST
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (25.55)        (0.44)         --           1.72
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                          --%         1.93%(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                  --         (2.26)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                     (21.22)        (6.16)
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (24.03)       (20.88)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                          --        (21.98)(b)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                  --         (4.85)(b)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                            --         (4.96)(b)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                       --         (7.03)(b)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                               --          3.21(b)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                         --         (4.14)(b)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                           --         (0.62)(b)
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                       --        (8.56)(b)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                               --         (2.04)(b)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                          --          3.00(b)
WEIG1         International Growth Fund - Class 2 (7/02;  8/98)(3)                --         (7.51)(b)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                              --         (5.31)(b)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                                --         (4.25)(b)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                      --         (5.21)(b)
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                     --          7.67(b)
            FIDELITY(R) VIP
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (12.37)        (7.41)
            FTVIPT
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)        (14.12)         1.43
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         --         (5.33)(b)
            PUTNAM VARIABLE TRUST
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (19.88)       (21.81)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND1         Bond Fund (3/02; 10/81)(1)                                        2.91%         1.62%       4.71%          7.18%
WCMG1         Cash Management Fund (3/02; 10/81)                               (1.36)         1.37        2.08           3.21
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                     (21.22)           --          --          (7.18)
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (24.03)        (2.71)         --           2.31
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                      (14.44)           --          --          (6.85)
            AIM V.I.
WABA1         Basic Value Fund, Series II Shares (7/02; 9/01)(2)              (24.51)           --          --         (18.32)
            EVERGREEN VA
WEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (24.23)           --          --         (20.92)
WECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (24.77)           --          --          (4.62)
WECB1         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --           3.21(c)
WEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (24.63)           --          --         (12.49)
WEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (12.07)        (3.63)         --           2.23
WEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                   (22.55)        (4.21)         --          (2.63)
WEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                           (29.06)           --          --          (6.01)
WEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                        4.24            --          --           3.83
WEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)             (12.87)           --          --          (5.13)
WEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                          (28.78)           --          --          (9.47)
WEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                            (27.54)        (2.79)         --          (1.02)
WESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                  (14.95)           --          --           3.85
WEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  12.60          2.86          --           2.96
            FIDELITY(R) VIP
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (12.37)           --          --          12.61
            FTVIPT
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)        (14.12)         1.25          --           3.90
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                     (18.21)           --          --          (3.62)
            PUTNAM VARIABLE TRUST
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (19.88)        (0.44)         --           1.72
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       5 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                       (3.57%)        2.76%       5.49%
EMS           Cash Management Fund (2/95; 10/81)                               (7.53)         2.54        2.89
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                    (25.86)           --       (7.06)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                            (28.45)        (1.42)     (0.59)
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                          --            --      (26.83)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                    --            --      (11.28)(b)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                            --            --      (11.38)(b)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                       --            --      (13.27)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --       (3.84)(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(3)                         --            --      (10.63)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(3)                           --            --       (7.38)(b)
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                             --            --      (14.69)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                               --            --       (8.68)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(3)                          --            --       (4.04)(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                             --            --      (13.72)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                              --            --      (11.70)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                                --            --      (10.73)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                             --            --      (11.61)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                             --            --        0.28(b)
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(4)                                                (17.69)           --      (10.36)
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                        (19.31)           --        1.02
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         --            --      (12.75)(b)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                                 (24.62)           --       (9.24)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                       (3.57%)        2.76%       5.34%          8.39%
EMS           Cash Management Fund (2/95; 10/81)                               (7.53)         2.54        2.66           4.52
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                    (25.86)           --          --          (7.52)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                            (28.45)        (1.42)         --           3.52
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                      (19.60)           --          --         (10.75)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                (28.89)           --          --         (21.91)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (28.63)           --          --         (21.38)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (29.12)           --          --          (3.27)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --          (3.84)(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (29.00)           --          --         (12.64)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (17.42)        (2.31)         --           3.44
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                         (27.09)        (2.86)         --          (1.28)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                           (33.09)           --          --          (4.61)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(3)                       (2.33)           --          --           3.25
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                         (18.15)           --          --          (3.81)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                          (32.83)           --          --          (9.31)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                            (31.69)        (1.50)         --           0.25
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                         (20.07)           --          --           5.13
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                           5.44          3.97          --           4.08
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(4)                                                (17.69)           --          --          13.76
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                        (19.31)         2.41          --           4.99
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                     (23.08)           --          --          (2.32)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                                 (24.62)         0.78          --           2.92
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                        3.94%         2.76%       5.49%
EMS           Cash Management Fund (2/95; 10/81)                               (0.36)         2.54        2.89
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                    (20.28)           --       (4.98)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                            (23.10)        (1.42)      (0.59)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                        --            --      (21.34)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                    --            --       (4.43)(b)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                            --            --       (4.55)(b)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                       --            --       (6.60)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --        3.65(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(3)                         --            --       (3.72)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(3)                           --            --       (0.20)(b)
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                             --            --       (8.14)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                               --            --       (1.69)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(3)                          --            --        3.43(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                             --            --       (7.09)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                              --            --       (4.90)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                                --            --       (3.83)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                             --            --       (4.79)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                             --            --        8.13(b)
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(4)                                                (11.40)           --       (6.34)
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                        (13.16)           --        2.75
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         --            --       (6.03)(b)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                                 (18.94)           --       (6.03)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                        3.94%         2.76%       5.34%          8.39%
EMS           Cash Management Fund (2/95; 10/81)                               (0.36)         2.54        2.66           4.52
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                    (20.28)           --          --          (5.93)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                            (23.10)        (1.42)         --           3.52
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                    (13.48)           --          --          (5.79)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                (23.58)           --          --         (17.27)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (23.30)           --          --         (19.50)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (23.83)           --          --          (3.27)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --           3.65(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (23.70)           --          --         (11.12)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (11.11)        (2.31)         --           3.44
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                         (21.62)        (2.86)         --          (1.28)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                           (28.14)           --          --          (4.61)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(3)                        5.29            --          --           4.90
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                         (11.90)           --          --          (3.81)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                          (27.86)           --          --          (8.07)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                            (26.62)        (1.50)         --           0.25
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                         (13.99)           --          --           5.13
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                          13.74          3.97          --           4.08
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(4)                                                (11.40)           --          --          13.76
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                        (13.16)         2.41          --           4.99
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                     (17.26)           --          --          (2.32)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                                 (18.94)         0.78          --           2.92
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002

                                                                                      PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF
SUBACCOUNT  INVESTING IN:                                                             THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
WBND9         Bond Fund (3/02; 10/81)(1)                                                     (0.76%)
WCMG9         Cash Management Fund (3/02; 10/81)                                             (1.86)
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                                   (21.40)
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                                           (22.43)
WSVA9         Partners Small Cap Value Fund (7/02; 8/01)                                     (3.01)
            AIM V.I.
WABA9         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                             (4.81)
            EVERGREEN VA
WEBC9         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                                       (4.92)
WECG9         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                                  (6.96)
WECB9         Core Bond Fund - Class 2 (7/02; 7/02)                                           3.26
WEEI9         Equity Index Fund - Class 2 (7/02; 9/99)(3)                                    (4.10)
WEFF9         Foundation Fund - Class 2 (7/02; 3/96)(3)                                      (0.57)
WEGO9         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                                  (8.52)
WEGR9         Growth Fund - Class 2 (7/02; 3/98)(3)                                          (1.99)
WEHI9         High Income Fund - Class 2 (7/02; 6/99)(3)                                      3.04
WEIG9         International Growth Fund - Class 2 (7/02; 8/98)(3)                            (7.46)
WEMA9         Masters Fund - Class 2 (7/02; 1/99)(3)                                         (5.27)
WEOE9         Omega Fund - Class 2 (7/02; 3/97)(3)                                           (4.21)
WESM9         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                                 (5.18)
WEST9         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                                 7.72
            FIDELITY(R) VIP
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(4)                            (11.79)
            FTVIPT
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(5)                      (14.02)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM9         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                     (6.40)
            PUTNAM VARIABLE TRUST
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(6)                                               (17.13)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND9         Bond Fund (3/02; 10/81)(1)                                        2.89%         1.59%       4.70%          7.16%
WCMG9         Cash Management Fund (3/02; 10/81)                               (1.34)         1.36        2.07           3.20
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                     (21.21)           --          --          (7.20)
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                             (24.05)        (2.73)         --           2.29
WSVA9         Partners Small Cap Value Fund (7/02; 8/01)                      (14.44)           --          --          (6.85)
            AIM V.I.
WABA9         Basic Value Fund, Series II Shares (7/02; 9/01)(2)              (24.51)           --          --         (18.32)
            EVERGREEN VA
WEBC9         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (24.22)           --          --         (20.91)
WECG9         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (24.75)           --          --          (4.63)
WECB9         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --           3.26(c)
WEEI9         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (24.62)           --          --         (12.49)
WEFF9         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (12.07)        (3.64)         --           2.20
WEGO9         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                   (22.56)        (4.22)         --          (2.65)
WEGR9         Growth Fund - Class 2 (7/02; 3/98)(3)                           (29.05)           --          --          (6.02)
WEHI9         High Income Fund - Class 2 (7/02; 6/99)(3)                        4.22            --          --           3.81
WEIG9         International Growth Fund - Class 2 (7/02; 8/98)(3)             (12.86)           --          --          (5.13)
WEMA9         Masters Fund - Class 2 (7/02; 1/99)(3)                          (28.77)           --          --          (9.47)
WEOE9         Omega Fund - Class 2 (7/02; 3/97)(3)                            (27.53)        (2.80)         --          (1.04)
WESM9         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                  (14.96)           --          --           3.83
WEST9         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  12.58          2.85          --           2.95
            FIDELITY(R) VIP
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(4)              (12.36)           --          --          12.59
            FTVIPT
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(5)        (14.12)         1.23          --           3.88
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM9         Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)      (18.20)           --          --          (3.63)
            PUTNAM VARIABLE TRUST
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(6)                                 (19.89)        (0.46)         --           1.70
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT A FOR PERIODS ENDED DEC. 31, 2002

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBND2         Bond Fund (5/00; 10/81)(1)                                        3.92%         5.71%
SCMG2         Cash Management Fund (5/00; 10/81)                               (0.37)         1.80
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                     (20.27)        (4.98)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (23.09)       (19.41)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)(c)                       --        (21.08)(b)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)                  --         (4.38)(b)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                            --         (4.50)(b)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                       --         (6.56)(b)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                               --          3.69(b)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                         --         (3.68)(b)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                           --         (0.15)(b)
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                       --         (8.10)(b)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                               --          1.65(b)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                          --          3.48(b)
WEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)                 --         (7.04)(b)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                              --         (4.85)(b)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                                --         (3.79)(b)
WESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                      --         (4.74)(b)
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                     --          8.17(b)
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (11.40)        (6.34)
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)        (13.16)         2.58
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         --          5.98(b)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (18.93)       (20.32)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBND2         Bond Fund (5/00; 10/81)(1)                                        3.92%         2.75%       5.34%          8.37%
SCMG2         Cash Management Fund (5/00; 10/81)                               (0.37)         2.52        2.69           4.53
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                     (20.27)           --          --          (5.94)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (23.09)        (1.43)         --           3.52
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)(c)                   (13.48)           --          --          (5.80)
            AIM V.I.
WABA3         Basic Value Fund, Series II Shares (7/02; 9/01)(2)              (23.57)           --          --         (17.27)
            EVERGREEN VA
WEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (23.28)           --          --         (19.49)
WECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (23.82)           --          --          (3.28)
WECB3         Core Bond Fund - Class 2 (7/02; 7/02)                               --            --          --           3.69(c)
WEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (23.69)           --          --         (11.12)
WEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                       (11.11)        (2.31)         --           3.41
WEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                   (21.61)        (2.87)         --          (1.29)
WEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                           (28.13)           --          --          (4.62)
WEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                        5.27            --          --           4.88
WEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)             (11.90)           --          --          (3.82)
WEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                          (27.85)           --          --          (8.07)
WEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                            (26.60)        (1.51)         --           0.24
WESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                  (13.99)           --          --           5.11
WEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  13.71          3.96          --           4.07
            FIDELITY(R) VIP
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (11.40)           --          --          13.74
            FTVIPT
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)        (13.16)         2.39          --           4.97
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                     (17.25)           --          --          (2.33)
            PUTNAM VARIABLE TRUST
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                                 (18.93)         0.75          --           2.89
              (previously Putnam VT International Growth Fund -
              Class IB Shares)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.


(4) Initial offering of the Service Class 2 took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Dec. 28, 1998 are those of the Service Class, which reflects a 12b-1 fee of 0.10%. If Service Class 2's 12b-1 fee had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:           P = a hypothetical initial payment of $1,000
               ERV = ending redeemable value of a hypothetical $1,000
                     payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

ANNUALIZED COMPOUND YIELD:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT           INVESTING IN:                                           SIMPLE YIELD      COMPOUND YIELD
EMS                  AXP(R) Variable Portfolio - Cash Management Fund           (0.68%)             (0.67%)
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund           (0.71)              (0.71)
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund           (0.80)              (0.80)
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund           (1.83)              (1.82)
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund           (1.03)              (1.03)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT       INVESTING IN:                                      YIELD
ESI              AXP(R) Variable Portfolio - Bond Fund              5.20%
SBND2            AXP(R) Variable Portfolio - Bond Fund              5.33
SBND1            AXP(R) Variable Portfolio - Bond Fund              5.23
WBND1            AXP(R) Variable Portfolio - Bond Fund              4.89
WBND9            AXP(R) Variable Portfolio - Bond Fund              3.67


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity able contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR:

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:


RATING AGENCY

A.M. Best                                    www.ambest.com
Fitch (formerly Duff & Phelps)               www.fitchratings.com
Moody's                                      www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain registered securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $     1.47     $     1.38    $     1.33    $     1.33
Accumulation unit value at end of period                                  $     1.53     $     1.47    $     1.38    $     1.33
Number of accumulation units outstanding at end of period (000 omitted)        7,272          8,923         9,498         8,127
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%         1.40%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $     1.09     $     1.03    $     1.00            --
Accumulation unit value at end of period                                  $     1.14     $     1.09    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)          264            317            64            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $     1.09     $     1.03    $     1.00            --
Accumulation unit value at end of period                                  $     1.14     $     1.09    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)          894          1,363           688            --
Ratio of operating expense to average net assets                                1.60%          1.60%         1.60%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.01             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           40             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBND9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.01             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.26     $     1.24    $     1.18    $     1.15
Accumulation unit value at end of period                                  $     1.26     $     1.26    $     1.24    $     1.18
Number of accumulation units outstanding at end of period (000 omitted)        8,572          8,409         4,421           941
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%         1.40%
Simple yield(5)                                                                (0.68%)           --            --            --
Compound yield(5)                                                              (0.67%)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.05     $     1.03    $     1.00            --
Accumulation unit value at end of period                                  $     1.04     $     1.05    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)        4,222          3,980         2,613            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
Simple yield(5)                                                                (0.71%)           --            --            --
Compound yield(5)                                                              (0.71%)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.05     $     1.03    $     1.00            --
Accumulation unit value at end of period                                  $     1.04     $     1.05    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)       12,876         11,399        11,511            --
Ratio of operating expense to average net assets                                1.60%          1.60%         1.60%           --
Simple yield(5)                                                                (0.80%)           --            --            --
Compound yield(5)                                                              (0.80%)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                            $     1.33     $     1.24    $     1.17    $     1.00
Accumulation unit value at end of period                                  $     1.33     $     1.33    $     1.24    $     1.17
Number of accumulation units outstanding at end of period (000 omitted)        5,689          2,544         1,377           414
Ratio of operating expense to average net assets                                1.40%          1.40%         1.50%         1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBND9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.11     $     1.07    $     1.03    $     1.00
Accumulation unit value at end of period                                  $     1.15     $     1.11    $     1.07    $     1.03
Number of accumulation units outstanding at end of period (000 omitted)          749            231           241           132
Ratio of operating expense to average net assets                                1.40%          1.40%         1.50%         1.50%
Simple yield(5)                                                                   --             --            --            --
Compound yield(5)                                                                 --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
Simple yield(5)                                                                   --             --            --            --
Compound yield(5)                                                                 --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
Simple yield(5)                                                                   --             --            --            --
Compound yield(5)                                                                 --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.99             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
Simple yield(5)                                                                (1.83%)           --            --            --
Compound yield(5)                                                              (1.82%)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.99             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          132             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
Simple yield(5)                                                                (1.03%)           --            --            --
Compound yield(5)                                                              (1.03%)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $     1.09     $     1.08    $     1.00            --
Accumulation unit value at end of period                                  $     0.87     $     1.09    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)          238            115             7            --
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $     1.09     $     1.08    $     1.00            --
Accumulation unit value at end of period                                  $     0.87     $     1.09    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)          368            223            66            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $     1.08     $     1.07    $     1.00            --
Accumulation unit value at end of period                                  $     0.86     $     1.08    $     1.07            --
Number of accumulation units outstanding at end of period (000 omitted)          179            367            52            --
Ratio of operating expense to average net assets                                1.60%          1.60%         1.60%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $     1.08     $     1.08    $     1.00            --
Accumulation unit value at end of period                                  $     0.86     $     1.08    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)          325            144            40            --
Ratio of operating expense to average net assets                                1.70%          1.70%         1.70%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.80             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  EGD(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     1.27     $     1.54    $     1.72    $     1.32
Accumulation unit value at end of period                                  $     0.98     $     1.27    $     1.54    $     1.72
Number of accumulation units outstanding at end of period (000 omitted)        3,938          4,237         3,717         2,141
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%         1.40%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     0.71     $     0.86    $     1.00            --
Accumulation unit value at end of period                                  $     0.54     $     0.71    $     0.86            --
Number of accumulation units outstanding at end of period (000 omitted)        2,700          3,128         2,130            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
Simple yield(5)                                                                   --             --            --            --
Compound yield(5)                                                                 --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCMG9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
Simple yield(5)                                                                   --             --            --            --
Compound yield(5)                                                                 --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI9(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  EGD(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     1.05     $     1.00            --            --
Accumulation unit value at end of period                                  $     1.32     $     1.05            --            --
Number of accumulation units outstanding at end of period (000 omitted)        1,108             69            --            --
Ratio of operating expense to average net assets                                1.40%          1.40%           --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     0.74     $     0.90    $     1.00            --
Accumulation unit value at end of period                                  $     0.57     $     0.74    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)        2,097          2,896         2,468            --
Ratio of operating expense to average net assets                                1.60%          1.60%         1.60%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM1(6) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     0.70     $     0.86    $     1.00            --
Accumulation unit value at end of period                                  $     0.54     $     0.70    $     0.86            --
Number of accumulation units outstanding at end of period (000 omitted)          529            363           198            --
Ratio of operating expense to average net assets                                1.70%          1.70%         1.70%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM9(4) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.79             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA5(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.79             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           35             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA3(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.79             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           22             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA8(9) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            3             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA1(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.79             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           20             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA9(9) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA5(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           11             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA3(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           40             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM1(6) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM9(4) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA5(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA3(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA8(9) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA1(8) (INVESTING IN SHARES OF AXP(R)  VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA9(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA5(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA3(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA8(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA1(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           70             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA9(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC5(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           10             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC3(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           14             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC8(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            3             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC1(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           43             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC9(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG5(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           13             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG3(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           28             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA8(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA1(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA9(9) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC5(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC3(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC8(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC1(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC9(9) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG5(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG3(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG8(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            3             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG1(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           55             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG9(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB5(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          106             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB3(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           92             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB8(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB1(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           59             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB9(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          118             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI5(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            9             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI3(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           16             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG8(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG1(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECG9(9) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB5(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB3(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB8(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB1(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WECB9(9) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI5(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI3(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI8(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           21             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI1(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           38             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI9(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF5(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.00             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF3(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.00             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF8(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.00             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF1(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.00             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            6             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF9(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.00             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO5(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.92             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           10             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO3(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.92             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           13             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI8(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI1(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEEI9(9) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF5(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF3(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF8(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF1(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF9(9) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO5(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO3(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO8(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.92             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO1(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.92             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           54             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO9(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.92             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR5(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.99             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            4             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR3(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.98             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            6             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR8(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.98             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR1(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.98             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           21             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR9(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.98             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI5(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          103             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI3(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.04             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           19             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO8(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO1(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGO9(9) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR5(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR3(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR8(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR1(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGR9(9) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI5(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI3(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI8(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.03             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI1(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.03             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           19             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI9(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.03             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           32             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG5(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.93             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           12             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG3(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.93             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           14             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG8(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.93             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG1(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.93             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           53             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG9(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.93             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA5(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            4             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA3(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            6             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI8(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI1(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI9(9) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG5(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG3(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG8(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG1(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEIG9(9) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA5(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA3(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA8(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA1(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           18             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA9(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE5(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           13             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE3(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           44             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE8(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            3             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE1(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           45             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE9(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.96             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM5(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            7             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM3(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           22             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA8(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA1(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA9(9) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE5(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE3(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE8(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE1(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEOE9(9) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM5(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM3(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM8(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            2             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM1(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           24             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM9(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST5(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.08             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            4             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST3(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.08             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            6             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST8(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.08             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST1(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.08             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            1             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST9(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     1.08             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $     1.06     $     1.00            --            --
Accumulation unit value at end of period                                  $     0.94     $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)          250             94            --            --
Ratio of operating expense to average net assets                                1.40%          1.40%           --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC3(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $     1.06     $     1.00            --            --
Accumulation unit value at end of period                                  $     0.94     $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)          559            156            --            --
Ratio of operating expense to average net assets                                1.50%          1.50%           --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM8(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM1(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESM9(9) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST5(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST3(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST8(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST1(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEST9(9) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC3(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.89             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           27             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $     1.06     $     1.00            --            --
Accumulation unit value at end of period                                  $     0.94     $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)          290             13            --            --
Ratio of operating expense to average net assets                                1.70%          1.70%           --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.89             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMU(11) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.23     $     1.17    $     1.05    $     1.00
Accumulation unit value at end of period                                  $     1.07     $     1.23    $     1.17    $     1.05
Number of accumulation units outstanding at end of period (000 omitted)          966            546           170            31
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%         1.40%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.17     $     1.11    $     1.00            --
Accumulation unit value at end of period                                  $     1.02     $     1.17    $     1.11            --
Number of accumulation units outstanding at end of period (000 omitted)        1,063            324            39            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.25     $     1.19    $     1.00            --
Accumulation unit value at end of period                                  $     1.09     $     1.25    $     1.19            --
Number of accumulation units outstanding at end of period (000 omitted)          690            473            79            --
Ratio of operating expense to average net assets                                1.60%          1.60%         1.60%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS1(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.17     $     1.11    $     1.00            --
Accumulation unit value at end of period                                  $     1.01     $     1.17    $     1.11            --
Number of accumulation units outstanding at end of period (000 omitted)          324             24             6            --
Ratio of operating expense to average net assets                                1.70%          1.70%         1.70%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS9(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.87             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM5(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            4             --            --            --
Ratio of operating expense to average net assets                                1.40%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM3(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            5             --            --            --
Ratio of operating expense to average net assets                                1.50%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC8(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC9(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMU(11) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS1(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS9(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM5(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM3(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                          2002           2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM8(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           13             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM1(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           18             --            --            --
Ratio of operating expense to average net assets                                1.70%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM9(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.95             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPL(11) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $     0.93     $     1.19    $     1.33    $     1.00
Accumulation unit value at end of period                                  $     0.76     $     0.93    $     1.19    $     1.33
Number of accumulation units outstanding at end of period (000 omitted)        1,856          1,775         2,192           347
Ratio of operating expense to average net assets                                1.40%          1.40%         1.40%         1.40%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR3(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $     0.59     $     0.75    $     1.00            --
Accumulation unit value at end of period                                  $     0.48     $     0.59    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)        3,437          4,040         2,678            --
Ratio of operating expense to average net assets                                1.50%          1.50%         1.50%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR8(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.85             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            7             --            --            --
Ratio of operating expense to average net assets                                1.60%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR1(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $     0.58     $     0.75    $     1.00            --
Accumulation unit value at end of period                                  $     0.47     $     0.58    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)        1,350          1,244           708            --
Ratio of operating expense to average net assets                                1.70%          1.70%         1.70%           --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR9(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $     1.00             --            --            --
Accumulation unit value at end of period                                  $     0.84             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                1.80%            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                                                          1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM8(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM1(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOSM9(9) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPL(11) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR3(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR8(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                    --             --            --            --
Accumulation unit value at end of period                                          --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           --             --            --            --
Ratio of operating expense to average net assets                                  --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR1(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --              --            --            --
Accumulation unit value at end of period                                         --              --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --              --            --            --
Ratio of operating expense to average net assets                                 --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR9(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --              --            --            --
Accumulation unit value at end of period                                         --              --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --              --            --            --
Ratio of operating expense to average net assets                                 --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------


 (1) Operations commenced on Feb. 21, 1995.

 (2) Operations commenced on May 1, 2000.

 (3) Operations commenced on Feb. 11, 2000.

 (4) Operations commenced on March 1, 2002.

 (5) Net of annual contract administrative charge and mortality and expense risk fee.

 (6) Operations commenced on March 3, 2000.

 (7) Operations commenced on Oct. 29, 1997.

 (8) Operations commenced on May 1, 2002.

 (9) Operations commenced on July 31, 2002.

(10) Operations commenced on May 1, 2001.

(11) Operations commenced on Sept. 22, 1999.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Privilege(SM) Variable Annuity (comprised of subaccounts ESI, SBND2, SBND1, WBND1, WBND9, EMS, SCMG2, SCMG1, WCMG1, WCMG9, WDEI5, WDEI3, SDEI1, WDEI1, WDEI9, EGD, WNDM3, SNDM1, WNDM1, WNDM9, WSVA5, WSVA3, WSCA8,WSVA1, WSVA9, WABA5, WABA3, WABA8, WABA1, WABA9, WEBC5, WEBC3, WEBC8, WEBC1, WEBC9, WECG5, WECG3, WECG8, WECG1, WECG9, WECB5, WECB3, WECB8, WECB1, WECB9, WEEI5, WEEI3, WEEI8, WEEI1, WEEI9, WEFF5, WEFF3, WEFF8, WEFF1, WEFF9, WEGO5, WEGO3, WEGO8, WEGO1, WEGO9, WEGR5, WEGR3, WEGR8, WEGR1, WEGR9, WEHI5, WEHI3, WEHI8, WEHI1, WEHI9, WEIG5, WEIG3, WEIG8, WEIG1, WEIG9, WEMA5, WEMA3, WEMA8, WEMA1, WEMA9, WEOE5, WEOE3, WEOE8, WEOE1, WEOE9, WESM5, WESM3, WESM8, WESM1, WESM9, WEST5, WEST3, WEST8, WEST1, WEST9, WMDC5, WMDC3, WMDC8, WMDC1, WMDC9, EMU, WMSS3, SMSS1, WMSS1, WMSS9, WOSM5, WOSM3, WOSM8, WOSM1, WOSM9, EPL, WIGR3, WIGR8, WIGR1 and WIGR9) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Privilege(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP


Minneapolis, Minnesota

March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002                                                  ESI           SBND2          SBND1         WBND1       WBND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 11,517,026   $   296,578   $  1,003,878    $  39,642   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $ 11,099,579   $   300,042   $  1,014,347    $  40,005   $       --
Dividends receivable                                                 48,837         1,509          5,123          105           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          405           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     11,148,416       301,551      1,019,470       40,515           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12,542           428          1,540           33           --
    Administrative charge                                             1,505            48            159            3           --
    Contract terminations                                             2,945           404          2,118           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    16,992           880          3,817           36           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        11,117,524       300,671      1,015,653       40,479           --
Net assets applicable to contracts in payment period                 13,900            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 11,131,424   $   300,671   $  1,015,653    $  40,479   $       --
==================================================================================================================================
Accumulation units outstanding                                    7,272,250       264,312        894,148       39,987           --
==================================================================================================================================
Net asset value per accumulation unit                          $       1.53   $      1.14   $       1.14    $    1.01   $       --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EMS           SCMG2         SCMG1          WCMG1        WCMG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 10,774,913   $ 4,479,257   $ 13,416,429    $      --   $  130,744
                                                               -------------------------------------------------------------------
    at market value                                            $ 10,774,903   $ 4,479,257   $ 13,416,402    $      --   $  130,744
Dividends receivable                                                  7,328         3,479         10,759           --          100
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     35,163            --         44,560           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,817,394     4,482,736     13,471,721           --      130,844
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10,387         5,387         17,927           --          190
    Administrative charge                                             1,246           599          1,855           --           17
    Contract terminations                                                --            --             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,633         5,986         19,782           --          207
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,805,565     4,409,908     13,451,939           --      130,637
Net assets applicable to contracts in payment period                    196        66,842             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 10,805,761   $ 4,476,750   $ 13,451,939    $      --   $  130,637
==================================================================================================================================
Accumulation units outstanding                                    8,571,906     4,222,295     12,876,367           --      132,247
==================================================================================================================================
Net asset value per accumulation unit                          $       1.26   $      1.04   $       1.04    $      --   $     0.99
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WDEI5         WDEI3          SDEI1         WDEI1       WDEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    230,497   $   380,452   $    247,938    $ 332,989   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $    199,769   $   319,687   $    211,731    $ 280,132   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      7,108            --             --          591           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        206,877       319,687        211,731      280,723           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      192           377            269          358           --
    Administrative charge                                                23            42             28           35           --
    Contract terminations                                                --           591         57,615           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       215         1,010         57,912          393           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           206,662       318,677        153,819      280,330           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $    206,662   $   318,677   $    153,819    $ 280,330   $       --
==================================================================================================================================
Accumulation units outstanding                                      237,913       367,895        178,949      325,464           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.87   $      0.87   $       0.86    $    0.86   $       --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EGD           WNDM3         SNDM1          WNDM1        WNDM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  5,769,444   $ 2,290,598   $  1,654,069    $ 392,883   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $  3,838,918   $ 1,470,588   $  1,192,371    $ 285,527   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     10,328            --             --          679           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,849,246     1,470,588      1,192,371      286,206           --
==================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4,191         1,745          1,635          366           --
    Administrative charge                                               503           194            169           35           --
    Contract terminations                                                --           583            140           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,694         2,522          1,944          401           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,844,552     1,468,066      1,190,427      285,805           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $  3,844,552   $ 1,468,066   $  1,190,427    $ 285,805   $       --
==================================================================================================================================
Accumulation units outstanding                                    3,938,306     2,700,114      2,096,659      528,544           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.98   $      0.54   $       0.57    $    0.54   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WSVA5         WSVA3         WSVA8          WSVA1       WSVA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     25,273   $    18,254   $      3,096    $  15,278   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $     24,365   $    17,604   $      3,069    $  15,302   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      2,987            --             --          196           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         27,352        17,604          3,069       15,498           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       25            20              5           11           --
    Administrative charge                                                 3             2             --            1           --
    Contract terminations                                                --           197             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        28           219              5           12           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            27,324        17,385          3,064       15,486           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $     27,324   $    17,385   $      3,064    $  15,486   $       --
==================================================================================================================================
Accumulation units outstanding                                       34,584        22,027          3,201       19,639           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.79   $      0.79   $       0.96    $    0.79   $       --
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WABA5         WABA3         WABA8          WABA1        WABA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     10,166   $    37,921   $         17    $  67,184   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $     10,215   $    38,407   $         17    $  66,542   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          714           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  11           642             --           50           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         10,226        39,049             17       67,306           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       10            52             --           46           --
    Administrative charge                                                 1             6             --            4           --
    Contract terminations                                                --           584             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          714           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11           642             --          764           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            10,215        38,407             17       66,542           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $     10,215   $    38,407   $         17    $  66,542   $       --
==================================================================================================================================
Accumulation units outstanding                                       10,737        40,378             18       70,071           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.95   $      0.95   $       0.95    $    0.95   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WEBC5          WEBC3        WEBC8          WEBC1        WEBC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      9,295   $    13,344   $      3,433    $  41,694   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      9,104   $    13,181   $      3,298    $  41,166   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          586           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   9           601              5           37           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,113        13,782          3,303       41,789           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        8            14              5           34           --
    Administrative charge                                                 1             1             --            3           --
    Contract terminations                                                --           586             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          586           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         9           601              5          623           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             9,104        13,181          3,298       41,166           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      9,104   $    13,181   $      3,298    $  41,166   $       --
==================================================================================================================================
Accumulation units outstanding                                        9,524        13,795          3,454       43,128           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.96   $      0.96   $       0.95    $    0.95   $       --
==================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WECG5         WECG3          WECG8         WECG1        WECG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     12,765   $    26,291   $      3,289    $  52,763   $       59
                                                               -------------------------------------------------------------------
    at market value                                            $     12,780   $    26,376   $      3,272    $  52,762   $       58
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          700           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  14           740              5           51           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12,794        27,116          3,277       53,513           58
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       12            36              5           47           --
    Administrative charge                                                 2             4             --            4           --
    Contract terminations                                                --           700             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          700           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        14           740              5          751           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            12,780        26,376          3,272       52,762           58
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $     12,780   $    26,376   $      3,272    $  52,762   $       58
==================================================================================================================================
Accumulation units outstanding                                       13,403        27,689          3,435       55,406           61
==================================================================================================================================
Net asset value per accumulation unit                          $       0.95   $      0.95   $       0.95    $    0.95   $     0.95
==================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WECB5         WECB3          WECB8         WECB1        WECB9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    110,216   $    95,444   $         15    $  61,571   $  121,729
                                                               -------------------------------------------------------------------
    at market value                                            $    109,715   $    95,644   $         15    $  61,631   $  121,859
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          404           --
Receivable from mutual funds and portfolios
  for share redemptions                                                 127           480             --           61          193
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        109,842        96,124             15       62,096      122,052
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      113            68             --           56          177
    Administrative charge                                                14             8             --            5           16
    Contract terminations                                                --           404             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          404           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       127           480             --          465          193
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           109,715        95,644             15       61,631      121,859
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $    109,715   $    95,644   $         15    $  61,631   $  121,859
==================================================================================================================================
Accumulation units outstanding                                      105,734        92,212             15       59,467      117,635
==================================================================================================================================
Net asset value per accumulation unit                          $       1.04   $      1.04   $       1.04    $    1.04   $     1.04
==================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WEEI5         WEEI3         WEEI8          WEEI1       WEEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      9,341   $    15,985   $     20,264    $  37,600   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      9,156   $    15,823   $     19,768    $  36,918   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          585           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  11           604             11           34           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,167        16,427         19,779       37,537           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        9            17             10           31           --
    Administrative charge                                                 1             2              1            3           --
    Contract terminations                                                 1           585             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          585           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11           604             11          619           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             9,156        15,823         19,768       36,918           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      9,156   $    15,823   $     19,768    $  36,918   $       --
==================================================================================================================================
Accumulation units outstanding                                        9,497        16,444         20,525       38,347           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.96   $      0.96   $       0.96    $    0.96   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEFF5          WEFF3         WEFF8          WEFF1       WEFF9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $         33   $        --   $         --    $   5,806   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $         33   $        --   $         --    $   5,618   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --             --            8           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             33            --             --        5,626           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       --            --             --            7           --
    Administrative charge                                                --            --             --            1           --
    Contract terminations                                                --            --             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --            --             --            8           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                33            --             --        5,618           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $         33   $        --   $         --    $   5,618   $       --
==================================================================================================================================
Accumulation units outstanding                                           33            --             --        5,631           --
==================================================================================================================================
Net asset value per accumulation unit                          $       1.00   $        --   $         --    $    1.00   $       --
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEGO5          WEGO3         WEGO8          WEGO1        WEGO9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      9,629   $    12,528   $         18    $  50,108   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      9,356   $    12,320   $         17    $  49,580   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          695           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  10           708             --           43           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,366        13,028             17       50,318           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        9            12             --           39           --
    Administrative charge                                                 1             1             --            4           --
    Contract terminations                                                --           695             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          695           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        10           708             --          738           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             9,356        12,320             17       49,580           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      9,356   $    12,320   $         17    $  49,580   $       --
==================================================================================================================================
Accumulation units outstanding                                       10,171        13,409             18       53,976           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.92   $      0.92   $       0.92    $    0.92   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      WEGR5         WEGR3          WEGR8         WEGR1        WEGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      3,482   $     5,489   $          7    $  20,545   $       43
                                                               -------------------------------------------------------------------
    at market value                                            $      3,524   $     5,485   $          8    $  20,495   $       44
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          293           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   4           299             --           19           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,528         5,784              8       20,807           44
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        4             5              1           17           --
    Administrative charge                                                --             1             --            2           --
    Contract terminations                                                --           293             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          293           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4           299              1          312           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             3,524         5,485              7       20,495           44
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      3,524   $     5,485   $          7    $  20,495   $       44
==================================================================================================================================
Accumulation units outstanding                                        3,576         5,583              7       20,833           44
==================================================================================================================================
Net asset value per accumulation unit                          $       0.99   $      0.98   $       0.98    $    0.98   $     0.98
==================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEHI5          WEHI3         WEHI8          WEHI1        WEHI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    105,881   $    19,648   $         --    $  19,299   $   33,813
                                                               -------------------------------------------------------------------
    at market value                                            $    106,684   $    19,566   $         --    $  19,201   $   32,978
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --             6             --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                 122            22             --           17           43
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        106,806        19,594             --       19,218       33,021
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      109            20             --           15           39
    Administrative charge                                                13             2             --            2            4
    Contract terminations                                                --            --             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       122            22             --           17           43
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           106,684        19,572             --       19,201       32,978
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $    106,684   $    19,572   $         --    $  19,201   $   32,978
==================================================================================================================================
Accumulation units outstanding                                      103,029        18,910             --       18,567       31,902
==================================================================================================================================
Net asset value per accumulation unit                          $       1.04   $      1.04   $         --    $    1.03   $     1.03
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEIG5          WEIG3         WEIG8          WEIG1       WEIG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     11,002   $    13,254   $         16    $  49,878   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $     10,840   $    13,187   $         15    $  49,691   $        1
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          702           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  12           725             --           41           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         10,852        13,912             15       50,434            1
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       11            21             --           37            1
    Administrative charge                                                 1             2             --            4           --
    Contract terminations                                                --           702             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          702           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        12           725             --          743            1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            10,840        13,187             15       49,691           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $     10,840   $    13,187   $         15    $  49,691   $       --
==================================================================================================================================
Accumulation units outstanding                                       11,651        14,132             16       53,487           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.93   $      0.93   $       0.93    $    0.93   $     0.93
==================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEMA5          WEMA3         WEMA8          WEMA1       WEMA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      3,456   $     5,455   $          7    $  17,307   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      3,421   $     5,405   $          7    $  17,171   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          293           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   4           300             --           15           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,425         5,705              7       17,479           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        4             6             --           14           --
    Administrative charge                                                --             1             --            1           --
    Contract terminations                                                --           293             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          293           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4           300             --          308           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             3,421         5,405              7       17,171           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      3,421   $     5,405   $          7    $  17,171   $       --
==================================================================================================================================
Accumulation units outstanding                                        3,592         5,673              8       18,056           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.95   $      0.95   $       0.95    $    0.95   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEOE5          WEOE3         WEOE8          WEOE1       WEOE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     13,386   $    43,021   $      2,851    $  44,892   $       85
                                                               -------------------------------------------------------------------
    at market value                                            $     12,975   $    42,217   $      2,654    $  43,738   $       84
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          775           --
Receivable from mutual funds and portfolios
  for share redemptions                                                  16           738              4           41           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12,991        42,955          2,658       44,554           84
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                       13            55              4           37           --
    Administrative charge                                                 2             6             --            4           --
    Contract terminations                                                 1           677             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          775           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        16           738              4          816           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            12,975        42,217          2,654       43,738           84
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $     12,975   $    42,217   $      2,654    $  43,738   $       84
==================================================================================================================================
Accumulation units outstanding                                       13,474        43,847          2,759       45,485           87
==================================================================================================================================
Net asset value per accumulation unit                          $       0.96   $      0.96   $       0.96    $    0.96   $     0.96
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WESM5          WESM3         WESM8          WESM1       WESM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      6,405   $    21,243   $      2,324    $  23,282   $       46
                                                               -------------------------------------------------------------------
    at market value                                            $      6,381   $    21,005   $      2,299    $  23,112   $       45
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          359           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   7           232              3           26           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          6,388        21,237          2,302       23,497           45
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        6            31              3           24           --
    Administrative charge                                                 1             4             --            2           --
    Contract terminations                                                --           197             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          359           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         7           232              3          385           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             6,381        21,005          2,299       23,112           45
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      6,381   $    21,005   $      2,299    $  23,112   $       45
==================================================================================================================================
Accumulation units outstanding                                        6,692        22,008          2,413       24,279           47
==================================================================================================================================
Net asset value per accumulation unit                          $       0.95   $      0.95   $       0.95    $    0.95   $     0.95
==================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WEST5          WEST3          WEST8         WEST1       WEST9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      4,202   $     6,828   $         --    $   1,174   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      4,175   $     6,830   $         --    $   1,168   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   5             8              1            1           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          4,180         6,838              1        1,169           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        4             7              1            1           --
    Administrative charge                                                 1             1             --           --           --
    Contract terminations                                                --            --             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         5             8              1            1           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             4,175         6,830             --        1,168           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      4,175   $     6,830   $         --    $   1,168   $       --
==================================================================================================================================
Accumulation units outstanding                                        3,857         6,313             --        1,080           --
==================================================================================================================================
Net asset value per accumulation unit                          $       1.08   $      1.08   $       1.08    $    1.08   $       --
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WMDC5          WMDC3          WMDC8         WMDC1       WMDC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    252,211   $   561,020   $     24,414    $ 284,588   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $    236,032   $   526,005   $     24,437    $ 272,137   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      2,987            --             --        2,224           --
Receivable from mutual funds and portfolios
  for share redemptions                                                 279           891             17          372           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        239,298       526,896         24,454      274,733           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                      249           624             15          339           --
    Administrative charge                                                30            69              2           33           --
    Contract terminations                                                --           198             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                           2,987            --             --        2,224           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,266           891             17        2,596           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           236,032       526,005         24,437      272,137           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $    236,032   $   526,005   $     24,437    $ 272,137   $       --
==================================================================================================================================
Accumulation units outstanding                                      250,328       558,897         27,389      290,136           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.94   $      0.94   $       0.89    $    0.94   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      EMU           WMSS3         SMSS1          WMSS1       WMSS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $  1,160,955   $ 1,220,257   $    861,709    $ 368,194   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $  1,036,562   $ 1,083,557   $    750,820    $ 328,032   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        226            --             --        1,965           --
Receivable from mutual funds and portfolios
  for share redemptions                                               1,235         1,622         58,832          474           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,038,023     1,085,179        809,652      330,471           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1,103         1,280          1,098          432           --
    Administrative charge                                               132           142            114           42           --
    Contract terminations                                                --           200         57,620           --           --
Payable to mutual funds and portfolios
  for investments purchased                                             226            --             --        1,965           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,461         1,622         58,832        2,439           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,036,562     1,083,557        750,820      328,032           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $  1,036,562   $ 1,083,557   $    750,820    $ 328,032   $       --
==================================================================================================================================
Accumulation units outstanding                                      966,393     1,062,839        690,469      323,576           --
==================================================================================================================================
Net asset value per accumulation unit                          $       1.07   $      1.02   $       1.09    $    1.01   $       --
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     WOSM5          WOSM3         WOSM8          WOSM1       WOSM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $      3,481   $     4,453   $     12,103    $  17,372   $       --
                                                               -------------------------------------------------------------------
    at market value                                            $      3,436   $     4,426   $     11,918    $  17,175   $       --
Dividends receivable                                                     --            --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                         --            --             --          518           --
Receivable from mutual funds and portfolios
  for share redemptions                                                   4           199              6           12           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,440         4,625         11,924       17,705           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                        4             4              6           11           --
    Administrative charge                                                --             1             --            1           --
    Contract terminations                                                --           194             --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --             --          518           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4           199              6          530           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             3,436         4,426         11,918       17,175           --
Net assets applicable to contracts in payment period                     --            --             --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $      3,436   $     4,426   $     11,918    $  17,175   $       --
==================================================================================================================================
Accumulation units outstanding                                        3,609         4,643         12,529       18,063           --
==================================================================================================================================
Net asset value per accumulation unit                          $       0.95   $      0.95   $       0.95    $    0.95   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     EPL          WIGR3         WIGR8           WIGR1        WIGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $  1,974,066   $ 1,583,116   $      5,859    $   937,854   $       --
                                                             ---------------------------------------------------------------------
    at market value                                          $  1,401,442   $ 1,635,341   $      5,709    $   638,850   $       --
Dividends receivable                                                   --            --             --             --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    4,626            --             --          2,697           --
Receivable from mutual funds and portfolios
  for share redemptions                                             1,680         2,863              8            928           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    1,407,748     1,638,204          5,717        642,475           --
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  1,500         1,858              7            846           --
    Administrative charge                                             180           206              1             82           --
    Contract terminations                                              --           799             --             --           --
Payable to mutual funds and portfolios
  for investments purchased                                         4,626            --             --          2,697           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   6,306         2,863              8          3,625           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       1,401,442     1,635,341          5,709        638,850           --
Net assets applicable to contracts in payment period                   --            --             --             --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $  1,401,442   $ 1,635,341   $      5,709    $   638,850   $       --
==================================================================================================================================
Accumulation units outstanding                                  1,855,909     3,436,550          6,745      1,349,999           --
==================================================================================================================================
Net asset value per accumulation unit                        $       0.76   $      0.48   $       0.85    $      0.47   $       --
==================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 ESI            SBND2          SBND1        WBND1(1)       WBND9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    625,114   $     18,078   $     87,480   $        182   $         --
Variable account expenses                                       173,542          5,354         27,613             57             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 451,572         12,724         59,867            125             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,207,943        641,163      3,682,250          1,089             21
    Cost of investments sold                                  4,447,902        646,006      3,728,507          1,098             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (239,959)        (4,843)       (46,257)            (9)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   248,600          4,602         14,162            363             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,641           (241)       (32,095)           354             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    460,213   $     12,483   $     27,772   $        479   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS            SCMG2          SCMG1        WCMG1(1)       WCMG9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $     55,872   $    172,853   $         --   $        374
Variable account expenses                                       158,763         74,431        240,323             --            673
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (18,559)       (67,470)            --           (299)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     58,208,224     36,843,541             21            487
    Cost of investments sold                                 37,638,984     58,208,321     36,843,822             21            487
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)           (97)          (281)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       277             98            283
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (18,558)  $    (67,468)  $         --   $       (299)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI5          WDEI3          SDEI1          WDEI1        WDEI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,097   $      4,619   $      4,969   $      3,447   $         --
Variable account expenses                                         2,674          4,366          5,483          3,865             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     423            253           (514)          (418)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,147         78,437        329,616         84,034             17
    Cost of investments sold                                     94,932         98,485        367,972         94,314             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,785)       (20,048)       (38,356)       (10,280)            (4)
Distributions from capital gains                                    602            907          1,519            643             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)       (58,904)       (42,391)       (57,126)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,805)       (78,045)       (79,228)       (66,763)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (48,382)  $    (77,792)  $    (79,742)  $    (67,181)  $         (4)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EGD            WNDM3          SNDM1          WNDM1        WNDM9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,185   $      9,393   $      9,158   $      1,433   $         --
Variable account expenses                                        64,316         27,966         29,188          4,731             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (41,131)       (18,573)       (20,030)        (3,298)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         931,214        510,492      1,804,673         56,581             17
    Cost of investments sold                                  1,320,486        764,120      2,492,473         80,244             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (389,272)      (253,628)      (687,800)       (23,663)            (4)
Distributions from capital gains                                  4,843          2,030          2,132            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)      (249,456)       129,507        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,219,780)      (501,054)      (556,161)       (74,075)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,260,911)  $   (519,627)  $   (576,191)  $    (77,373)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(2)       WSVA3(2)       WSVA8(3)       WSVA1(2)       WSVA9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         25   $         19   $          4   $          5   $         --
Variable account expenses                                           102            108              6             20              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)           (89)            (2)           (15)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             134          6,988            139            591            141
    Cost of investments sold                                        152          8,266            141            592            140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18)        (1,278)            (2)            (1)             1
Distributions from capital gains                                     91             64             13             17              1
Net change in unrealized appreciation or
  depreciation of investments                                      (908)          (650)           (27)            24             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (835)        (1,864)           (16)            40              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (912)  $     (1,953)  $        (18)  $         25   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(3)       WABA3(3)       WABA8(3)       WABA1(3)        WABA9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          1   $         --   $         --   $         --
Variable account expenses                                            22            127              1             73              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)          (126)            (1)           (73)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,181         18,309            117          3,268            117
    Cost of investments sold                                      1,162         18,625            117          3,189            116
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     19           (316)            --             79              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49            486             --           (642)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       68            170             --           (563)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         46   $         44   $         (1)  $       (636)  $         --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEBC5(3)       WEBC3(3)       WEBC8(3)       WEBC1(3)       WEBC9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         24   $         39   $         10   $         76   $         --
Variable account expenses                                            20             30              7             56              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4              9              3             20             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             926          8,606            144          3,320            138
    Cost of investments sold                                        915          8,823            150          3,251            137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11           (217)            (6)            69              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (191)          (163)          (135)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (180)          (380)          (141)          (459)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (176)  $       (371)  $       (138)  $       (439)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG5(3)       WECG3(3)       WECG8(3)       WECG1(3)       WECG9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27             63              6             73              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)           (63)            (6)           (73)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,228         22,887            142          4,492            136
    Cost of investments sold                                      1,224         23,210            143          4,409            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4           (323)            (1)            83             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        15             85            (17)            (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       19           (238)           (18)            82             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (8)  $       (301)  $        (24)  $          9   $         (5)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB5(3)       WECB3(3)       WECB8(3)       WECB1(3)       WECB9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,336   $        712       $     --   $        508   $      1,599
Variable account expenses                                           206            128             --             91            625
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,130            584             --            417            974
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             479         32,954             --          2,197            750
    Cost of investments sold                                        480         32,938             --          2,203            749
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            16             --             (6)             1
Distributions from capital gains                                    680            164             --            184            826
Net change in unrealized appreciation or
  depreciation of investments                                      (501)           200             --             60            130
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      178            380             --            238            957
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,308   $        964       $     --   $        655   $      1,931
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI5(3)       WEEI3(3)       WEEI8(3)       WEEI1(3)       WEEI9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        119   $        231   $         89   $        316   $          2
Variable account expenses                                            21             42             12             53              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      98            189             77            263              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             868         11,287            151          3,284            140
    Cost of investments sold                                        855         11,770            155          3,200            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13           (483)            (4)            84              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (185)          (162)          (496)          (682)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (172)          (645)          (500)          (598)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (74)  $       (456)  $       (423)  $       (335)  $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(3)       WEFF3(3)       WEFF8(3)       WEFF1(3)       WEFF9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          4   $          3   $          3   $        137   $          3
Variable account expenses                                            49             53             --             15              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (45)           (50)             3            122              2
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,341        126,857            123            157            123
    Cost of investments sold                                    123,356        127,287            122            162            122
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (5)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,985           (430)             1           (193)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,940   $       (480)  $          4   $        (71)  $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGO5(3)       WEGO3(3)       WEGO8(3)       WEGO1(3)       WEGO9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         58   $         86   $          1   $        200   $          1
Variable account expenses                                            21             23              1             64              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      37             63             --            136             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,258         11,828            132          4,438            132
    Cost of investments sold                                      1,254         12,024            139          4,426            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4           (196)            (7)            12             (7)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (273)          (208)            (1)          (528)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (269)          (404)            (8)          (516)            (7)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (232)  $       (341)  $         (8)  $       (380)  $         (7)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR5(3)       WEGR3(3)       WEGR8(3)       WEGR1(3)       WEGR9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             9             10              1             30              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)           (10)            (1)           (30)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             510          4,087            141          1,073            141
    Cost of investments sold                                        502          4,189            136          1,053            138
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8           (102)             5             20              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        42             (4)             1            (50)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       50           (106)             6            (30)             4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         41   $       (116)  $          5   $        (60)  $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(3)       WEHI3(3)       WEHI8(3)       WEHI1(3)       WEHI9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,626   $        491   $          3   $        338   $        865
Variable account expenses                                           248             47             --             29             44
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,378            444              3            309            821
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             266         19,672            125            297            168
    Cost of investments sold                                        264         19,802            123            287            172
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2           (130)             2             10             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --            (98)          (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      805           (212)             2            (88)          (839)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,183   $        232   $          5   $        221   $        (18)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEIG5(3)       WEIG3(3)       WEIG8(3)       WEIG1(3)       WEIG9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        153   $        371   $          2   $        388   $          2
Variable account expenses                                            23            500              1             61              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     130           (129)             1            327              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             904      6,149,688            132          3,310            133
    Cost of investments sold                                        905      6,136,101            142          3,337            143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)        13,587            (10)           (27)           (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (162)           (67)            (1)          (187)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (163)        13,520            (11)          (214)            (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (33)  $     13,391   $        (10)  $        113   $         (8)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEMA5(3)       WEMA3(3)       WEMA8(3)       WEMA1(3)       WEMA9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             8             13              1             24              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (8)           (13)            (1)           (24)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             508          5,547            138          1,074            138
    Cost of investments sold                                        506          5,645            137          1,053            137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2            (98)             1             21              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (35)           (50)            --           (136)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (33)          (148)             1           (115)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (41)  $       (161)  $         --   $       (139)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE5(3)       WEOE3(3)       WEOE8(3)       WEOE1(3)       WEOE9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            28            134              5             64              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28)          (134)            (5)           (64)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,287         22,818            143          4,340            139
    Cost of investments sold                                      1,262         23,354            154          4,347            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     25           (536)           (11)            (7)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (411)          (804)          (197)        (1,154)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (386)        (1,340)          (208)        (1,161)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (414)  $     (1,474)  $       (213)  $     (1,225)  $         (4)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM5(3)       WESM3(3)       WESM8(3)       WESM1(3)       WESM9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          6   $         33   $          2   $         18   $          1
Variable account expenses                                            12             82              5             39              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)           (49)            (3)           (21)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             449         15,031            139          1,081            135
    Cost of investments sold                                        452         15,464            141          1,080            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)          (433)            (2)             1             (4)
Distributions from capital gains                                    130            409             59            290              4
Net change in unrealized appreciation or
  depreciation of investments                                       (24)          (238)           (25)          (170)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      103           (262)            32            121             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         97   $       (311)  $         29   $        100   $         (1)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST5(3)       WEST3(3)       WEST8(3)       WEST1(3)       WEST9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        223   $        324   $          7   $         38   $          7
Variable account expenses                                            10             21              1              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     213            303              6             36              6
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             161            172            130            153            130
    Cost of investments sold                                        162            172            127            154            127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --              3             (1)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (27)             2             --             (6)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (28)             2              3             (7)             3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        185   $        305   $          9   $         29   $          9
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC5          WMDC3        WMDC8(1)        WMDC1         WMDC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        907   $      1,921   $         --   $        189   $         --
Variable account expenses                                         2,412          5,730             25          2,018             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,505)        (3,809)           (25)        (1,829)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,673         57,504             41         11,000             19
    Cost of investments sold                                     28,101         58,742             41         11,172             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,428)        (1,238)            --           (172)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (42,874)            23        (13,508)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,137)       (44,112)            23        (13,680)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,642)  $    (47,921)  $         (2)  $    (15,509)  $         (2)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMU            WMSS3          SMSS1          WMSS1        WMSS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,848   $      8,203   $     14,201   $      2,108   $          1
Variable account expenses                                        12,800         12,395         16,415          3,082             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,952)        (4,192)        (2,214)          (974)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         400,698        221,442      1,338,340         11,345             19
    Cost of investments sold                                    454,278        245,621      1,538,705         11,705             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (53,580)       (24,179)      (200,365)          (360)            (3)
Distributions from capital gains                                 21,939         20,338         35,212          5,225             --
Net change in unrealized appreciation or
  depreciation of investments                                  (117,038)      (132,031)       (91,159)       (41,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,679)      (135,872)      (256,312)       (36,171)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (152,631)  $   (140,064)  $   (258,526)  $    (37,145)  $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(3)       WOSM3(3)       WOSM8(3)       WOSM1(3)       WOSM9(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7             11              7             17             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)           (11)            (7)           (17)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              34          3,340              7            537             --
    Cost of investments sold                                         35          3,450              7            533             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)          (110)            --              4             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)           (27)          (185)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (46)          (137)          (185)          (193)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (53)  $       (148)  $       (192)  $       (210)  $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPL            WIGR3        WIGR8(1)         WIGR1        WIGR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,244   $     18,209   $         --   $      6,235   $         --
Variable account expenses                                        21,240         31,379              9         12,006             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,996)       (13,170)            (9)        (5,771)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         657,182     17,822,810             25        138,670             17
    Cost of investments sold                                    863,475     18,930,253             26        182,992             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (206,293)    (1,107,443)            (1)       (44,322)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (102,127)       780,501           (150)       (95,775)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (308,420)      (326,942)          (151)      (140,097)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (316,416)  $   (340,112)  $       (160)  $   (145,868)  $         (4)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.


(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                          ESI           SBND2            SBND1         WBND1(2)        WBND9(2)
OPERATIONS
Investment income (loss) -- net                    $    451,572    $     12,724    $     59,867    $        125    $         --
Net realized gain (loss) on sales of investments       (239,959)         (4,843)        (46,257)             (9)             --
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           248,600           4,602          14,162             363              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             460,213          12,483          27,772             479              --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              115,240         129,613          21,967          32,429              21
Net transfers(1)                                       (778,582)       (167,917)       (294,594)          7,592              --
Annuity payments                                         (1,056)             --              --              --              --
Contract terminations:
    Surrender benefits and contract charges          (1,595,989)        (12,899)       (230,155)            (21)            (21)
    Death benefits                                     (190,740)         (7,391)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,451,127)        (58,594)       (502,782)         40,000              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,122,338         346,782       1,490,663              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 11,131,424    $    300,671    $  1,015,653    $     40,479    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                8,923,249         316,869       1,362,937              --              --
Contract purchase payments                               77,390         116,771          19,849          32,433              21
Net transfers(1)                                       (530,376)       (151,010)       (279,257)          7,575              --
Contract terminations:
    Surrender benefits and contract charges          (1,069,075)        (11,732)       (209,381)            (21)            (21)
    Death benefits                                     (128,938)         (6,586)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      7,272,250         264,312         894,148          39,987              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              EMS            SCMG2           SCMG1          WCMG1(2)        WCMG9(2)
OPERATIONS
Investment income (loss) -- net                    $    (26,055)   $    (18,559)   $    (67,470)   $         --    $       (299)
Net realized gain (loss) on sales of investments           (276)            (97)           (281)             --              --
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               277              98             283              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (26,054)        (18,558)        (67,468)             --            (299)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              853,847       9,019,575       1,790,685              21         130,957
Net transfers(1)                                      2,798,540         (77,109)      6,543,807              --              --
Annuity payments                                             --          (5,741)             --              --              --
Contract terminations:
    Surrender benefits and contract charges          (3,346,521)     (8,434,892)     (6,326,253)            (21)            (21)
    Death benefits                                      (99,291)       (249,602)       (450,699)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          206,575         252,231       1,557,540              --         130,936
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      10,625,240       4,243,077      11,961,867              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 10,805,761    $  4,476,750    $ 13,451,939    $         --    $    130,637
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                8,408,678       3,979,500      11,399,177              --              --
Contract purchase payments                              677,567       8,625,201       1,708,627              21         132,268
Net transfers(1)                                      2,206,965         (72,494)      6,237,644              --              --
Contract terminations:
    Surrender benefits and contract charges          (2,642,707)     (8,071,442)     (6,038,708)            (21)            (21)
    Death benefits                                      (78,597)       (238,470)       (430,373)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,571,906       4,222,295      12,876,367              --         132,247
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             WDEI5           WDEI3           SDEI1           WDEI1         WDEI9(2)
OPERATIONS
Investment income (loss)-- net                     $        423    $        253    $       (514)   $       (418)   $         --
Net realized gain (loss) on sales of investments        (16,785)        (20,048)        (38,356)        (10,280)             (4)
Distributions from capital gains                            602             907           1,519             643              --
Net change in unrealized appreciation or
  depreciation of investments                           (32,622)        (58,904)        (42,391)        (57,126)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (48,382)        (77,792)        (79,742)        (67,181)             (4)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               59,282          31,897          70,114          34,547              21
Net transfers(1)                                         72,944         131,920         (80,662)        162,665              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (1,980)         (9,632)       (152,005)         (5,765)            (17)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          130,246         154,185        (162,553)        191,447               4
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         124,798         242,284         396,114         156,064              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    206,662    $    318,677    $    153,819    $    280,330    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  114,711         223,084         367,200         144,235              --
Contract purchase payments                               61,403          32,735          75,374          40,514              21
Net transfers(1)                                         63,894         123,224         (95,122)        147,085              --
Contract terminations:
    Surrender benefits and contract charges              (2,095)        (11,148)       (168,503)         (6,370)            (21)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        237,913         367,895         178,949         325,464              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              EGD            WNDM3           SNDM1           WNDM1         WNDM9(2)
OPERATIONS
Investment income (loss) -- net                    $    (41,131)   $    (18,573)   $    (20,030)   $     (3,298)   $         --
Net realized gain (loss) on sales of investments       (389,272)       (253,628)       (687,800)        (23,663)             (4)
Distributions from capital gains                          4,843           2,030           2,132             276              --
Net change in unrealized appreciation or
  depreciation of investments                          (835,351)       (249,456)        129,507         (50,688)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,260,911)       (519,627)       (576,191)        (77,373)             (4)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               98,844          32,889         123,975          92,927              21
Net transfers(1)                                         19,201        (122,116)       (118,031)         17,566              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (351,159)       (116,134)       (323,036)         (2,724)            (17)
    Death benefits                                      (31,761)        (17,318)        (55,418)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (264,875)       (222,679)       (372,510)        107,769               4
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,370,338       2,210,372       2,139,128         255,409              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  3,844,552    $  1,468,066    $  1,190,427    $    285,805    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,236,699       3,127,972       2,896,006         362,662              --
Contract purchase payments                               92,519          57,084         209,840         149,453              21
Net transfers(1)                                        (43,333)       (269,311)       (387,824)         20,774              --
Contract terminations:
    Surrender benefits and contract charges            (320,023)       (190,468)       (535,493)         (4,345)            (21)
    Death benefits                                      (27,556)        (25,163)        (85,870)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,938,306       2,700,114       2,096,659         528,544              --
===============================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WSVA5(3)        WSVA3(3)        WSVA8(4)        WSVA1(3)        WSVA9(4)
OPERATIONS
Investment income (loss) -- net                    $        (77)   $        (89)   $         (2)   $        (15)   $         (2)
Net realized gain (loss) on sales of investments            (18)         (1,278)             (2)             (1)              1
Distributions from capital gains                             91              64              13              17               1
Net change in unrealized appreciation or
  depreciation of investments                              (908)           (650)            (27)             24              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (912)         (1,953)            (18)             25              --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               24,984           2,699           3,214          13,694             140
Net transfers(1)                                          3,420          16,786               5           1,937              (3)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (168)           (147)           (137)           (170)           (137)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           28,236          19,338           3,082          15,461              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     27,324    $     17,385    $      3,064    $     15,486    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               30,482           3,233           3,340          17,405             144
Net transfers(1)                                          4,316          19,010               5           2,450              --
Contract terminations:
    Surrender benefits and contract charges                (214)           (216)           (144)           (216)           (144)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         34,584          22,027           3,201          19,639              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WABA5(4)        WABA3(4)        WABA8(4)        WABA1(4)        WABA9(4)
OPERATIONS
Investment income (loss) -- net                    $        (22)   $       (126)   $         (1)   $        (73)   $         (1)
Net realized gain (loss) on sales of investments             19            (316)             --              79               1
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                49             486              --            (642)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  46              44              (1)           (636)             --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                8,031          34,148             117          52,709             116
Net transfers(1)                                          2,274           4,268              17          14,605              --
Annuity payments
Contract terminations:
    Surrender benefits and contract charges                (136)            (53)           (116)           (136)           (116)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,169          38,363              18          67,178              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     10,215    $     38,407    $         17    $     66,542    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                8,490          36,873             124          55,219             124
Net transfers(1)                                          2,391           4,482              18          14,996              --
Contract terminations:
    Surrender benefits and contract charges                (144)           (977)           (124)           (144)           (124)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,737          40,378              18          70,071              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             WEBC5(4)        WEBC3(4)        WEBC8(4)        WEBC1(4)        WEBC9(4)
OPERATIONS
Investment income (loss)-- net                     $          4    $          9    $          3    $         20    $         (1)
Net realized gain (loss) on sales of investments             11            (217)             (6)             69               1
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (191)           (163)           (135)           (528)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (176)           (371)           (138)           (439)             --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,806           9,956           3,557          34,728             137
Net transfers(1)                                          1,612           3,694              17           7,015              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (138)            (98)           (138)           (138)           (137)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            9,280          13,552           3,436          41,605              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      9,104    $     13,181    $      3,298    $     41,166    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                8,017          10,121           3,581          36,092             144
Net transfers(1)                                          1,651           3,818              17           7,180              --
Contract terminations:
    Surrender benefits and contract charges                (144)           (144)           (144)           (144)           (144)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,524          13,795           3,454          43,128              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WECG5(4)        WECG3(4)        WECG8(4)        WECG1(4)        WECG9(4)
OPERATIONS
Investment income (loss)-- net                     $        (27)   $        (63)   $         (6)   $        (73)   $         (1)
Net realized gain (loss) on sales of investments              4            (323)             (1)             83              (3)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                15              85             (17)             (1)             (1)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8)           (301)            (24)              9              (5)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               11,360          20,662           3,411          41,134             198
Net transfers(1)                                          1,563           6,086              20          11,754              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (135)            (71)           (135)           (135)           (135)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           12,788          26,677           3,296          52,753              63
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     12,780    $     26,376    $      3,272    $     52,762    $         58
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               11,895          22,382           3,556          43,318             203
Net transfers(1)                                          1,649           6,433              21          12,229              --
Contract terminations:
    Surrender benefits and contract charges                (141)         (1,126)           (142)           (141)           (142)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         13,403          27,689           3,435          55,406              61
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WECB5(4)        WECB3(4)        WECB8(4)        WECB1(4)        WECB9(4)
OPERATIONS
Investment income (loss) -- net                    $      1,130    $        584    $         --    $        417    $        974
Net realized gain (loss) on sales of investments             (1)             16              --              (6)              1
Distributions from capital gains                            680             164              --             184             826
Net change in unrealized appreciation or
  depreciation of investments                              (501)            200              --              60             130
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,308             964              --             655           1,931
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               97,486          82,147              --          47,916         120,053
Net transfers(1)                                         11,066          12,672              15          13,205              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (145)           (139)             --            (145)           (125)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          108,407          94,680              15          60,976         119,928
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    109,715    $     95,644    $         15    $     61,631    $    121,859
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               95,078          79,960              --          46,709         117,755
Net transfers(1)                                         10,796          12,392              15          12,898              --
Contract terminations:
    Surrender benefits and contract charges                (140)           (140)             --            (140)           (120)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        105,734          92,212              15          59,467         117,635
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEEI5(4)        WEEI3(4)        WEEI8(4)        WEEI1(4)        WEEI9(4)
OPERATIONS
Investment income (loss) -- net                    $         98    $        189    $         77    $        263    $          1
Net realized gain (loss) on sales of investments             13            (483)             (4)             84               1
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (185)           (162)           (496)           (682)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (74)           (456)           (423)           (335)              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,797          12,447          20,312          30,353             137
Net transfers(1)                                          1,573           3,904              17           7,039              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (140)            (72)           (138)           (139)           (139)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            9,230          16,279          20,191          37,253              (2)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      9,156    $     15,823    $     19,768    $     36,918    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                8,031          12,572          20,652          31,353             144
Net transfers(1)                                          1,611           4,016              17           7,138              --
Contract terminations:
    Surrender benefits and contract charges                (145)           (144)           (144)           (144)           (144)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,497          16,444          20,525          38,347              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEFF5(4)        WEFF3(4)        WEFF8(4)        WEFF1(4)        WEFF9(4)
OPERATIONS
Investment income (loss)-- net                     $        (45)   $        (50)   $          3    $        122    $          2
Net realized gain (loss) on sales of investments          3,985            (430)              1              (5)              1
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                --              --              --            (188)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               3,940            (480)              4             (71)              3
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  142         127,283             119             139             119
Net transfers(1)                                         (3,907)       (126,661)             (1)          5,692              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (142)           (142)           (122)           (142)           (122)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (3,907)            480              (4)          5,689              (3)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $         33    $         --    $         --    $      5,618    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                  142         126,750             122             142             122
Net transfers(1)                                             33        (126,608)             --           5,631              --
Contract terminations:
    Surrender benefits and contract charges                (142)           (142)           (122)           (142)           (122)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33              --              --           5,631              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEGO5(4)        WEGO3(4)        WEGO8(4)        WEGO1(4)        WEGO9(4)
OPERATIONS
Investment income (loss) -- net                    $         37    $         63    $         --    $        136    $         --
Net realized gain (loss) on sales of investments              4            (196)             (7)             12              (7)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (273)           (208)             (1)           (528)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (232)           (341)             (8)           (380)             (7)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                8,242           8,121             138          41,639             138
Net transfers(1)                                          1,496           4,657              18           8,471              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (150)           (117)           (131)           (150)           (131)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            9,588          12,661              25          49,960               7
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      9,356    $     12,320    $         17    $     49,580    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                8,739           8,543             143          45,035             143
Net transfers(1)                                          1,596           5,009              18           9,105              --
Contract terminations:
    Surrender benefits and contract charges                (164)           (143)           (143)           (164)           (143)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,171          13,409              18          53,976              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEGR5(4)        WEGR3(4)        WEGR8(4)        WEGR1(4)        WEGR9(4)
OPERATIONS
Investment income (loss) -- net                    $         (9)   $        (10)   $         (1)   $        (30)   $         (1)
Net realized gain (loss) on sales of investments              8            (102)              5              20               3
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                42              (4)              1             (50)              1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  41            (116)              5             (60)              3
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,958           4,072             136          16,460             181
Net transfers(1)                                            665           1,633               7           4,235              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (140)           (104)           (141)           (140)           (140)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,483           5,601               2          20,555              41
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      3,524    $      5,485    $          7    $     20,495    $         44
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                3,039           4,058             143          16,733             187
Net transfers(1)                                            680           1,668               7           4,243              --
Contract terminations:
    Surrender benefits and contract charges                (143)           (143)           (143)           (143)           (143)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,576           5,583               7          20,833              44
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEHI5(4)        WEHI3(4)        WEHI8(4)        WEHI1(4)        WEHI9(4)
OPERATIONS
Investment income (loss) -- net                    $      2,378    $        444    $          3    $        309    $        821
Net realized gain (loss) on sales of investments              2            (130)              2              10              (4)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               803             (82)             --             (98)           (835)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               3,183             232               5             221             (18)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               94,783          14,283             120          14,133          33,120
Net transfers(1)                                          8,863           5,202              (1)          4,992              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (145)           (145)           (124)           (145)           (124)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          103,501          19,340              (5)         18,980          32,996
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    106,684    $     19,572    $         --    $     19,201    $     32,978
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               94,577          13,980             120          13,864          32,022
Net transfers(1)                                          8,592           5,070              --           4,843              --
Contract terminations:
    Surrender benefits and contract charges                (140)           (140)           (120)           (140)           (120)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        103,029          18,910              --          18,567          31,902
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEIG5(4)        WEIG3(4)        WEIG8(4)        WEIG1(4)        WEIG9(4)
OPERATIONS
Investment income (loss) -- net                    $        130    $       (129)   $          1    $        327    $          1
Net realized gain (loss) on sales of investments             (1)         13,587             (10)            (27)            (10)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (162)            (67)             (1)           (187)              1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (33)         13,391             (10)            113              (8)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                9,642           8,596             142          40,635             140
Net transfers(1)                                          1,381          (8,638)             15           9,093              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (150)           (162)           (132)           (150)           (132)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,873            (204)             25          49,578               8
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     10,840    $     13,187    $         15    $     49,691    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               10,329          10,114             142          43,824             142
Net transfers(1)                                          1,485           5,004              16           9,825              --
Contract terminations:
    Surrender benefits and contract charges                (163)           (986)           (142)           (162)           (142)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         11,651          14,132              16          53,487              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            WEMA5(4)        WEMA3(4)        WEMA8(4)        WEMA1(4)        WEMA9(4)
OPERATIONS
Investment income (loss) -- net                    $         (8)   $        (13)   $         (1)   $        (24)   $         (1)
Net realized gain (loss) on sales of investments              2             (98)              1              21               1
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized
appreciation or depreciation of investments                 (35)            (50)             --            (136)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (41)           (161)             --            (139)             --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,967           4,086             136          14,287             136
Net transfers(1)                                            632           1,596               8           3,159              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (137)           (116)           (137)           (136)           (136)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,462           5,566               7          17,310              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      3,421    $      5,405    $          7    $     17,171    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                3,079           4,153             144          14,948             144
Net transfers(1)                                            657           1,664               8           3,252              --
Contract terminations:
    Surrender benefits and contract charges                (144)           (144)           (144)           (144)           (144)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,592           5,673               8          18,056              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEOE5(4)        WEOE3(4)        WEOE8(4)        WEOE1(4)        WEOE9(4)
OPERATIONS
Investment income (loss) -- net                    $        (28)   $       (134)   $         (5)   $        (64)   $         (1)
Net realized gain (loss) on sales of investments             25            (536)            (11)             (7)             (2)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (411)           (804)           (197)         (1,154)             (1)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (414)         (1,474)           (213)         (1,225)             (4)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               11,939          38,559           2,986          37,094             226
Net transfers(1)                                          1,590           5,198              20           8,007              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (140)            (66)           (139)           (138)           (138)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           13,389          43,691           2,867          44,963              88
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     12,975    $     42,217    $      2,654    $     43,738    $         84
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               12,018          39,680           2,884          37,563             231
Net transfers(1)                                          1,602           5,263              19           8,067              --
Contract terminations:
    Surrender benefits and contract charges                (146)         (1,096)           (144)           (145)           (144)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         13,474          43,847           2,759          45,485              87
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WESM5(4)        WESM3(4)        WESM8(4)        WESM1(4)        WESM9(4)
OPERATIONS
Investment income (loss) -- net                    $         (6)   $        (49)   $         (3)   $        (21)   $         --
Net realized gain (loss) on sales of investments             (3)           (433)             (2)              1              (4)
Distributions from capital gains                            130             409              59             290               4
Net change in unrealized appreciation or
  depreciation of investments                               (24)           (238)            (25)           (170)             (1)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  97            (311)             29             100              (1)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                5,209          19,553           2,397          15,978             181
Net transfers(1)                                          1,209           1,861               7           7,168              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (134)            (98)           (134)           (134)           (135)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,284          21,316           2,270          23,012              46
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      6,381    $     21,005    $      2,299    $     23,112    $         45
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                5,536          20,500           2,546          16,880             188
Net transfers(1)                                          1,297           1,975               8           7,540              --
Contract terminations:
    Surrender benefits and contract charges                (141)           (467)           (141)           (141)           (141)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          6,692          22,008           2,413          24,279              47
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WEST5(4)        WEST3(4)        WEST8(4)        WEST1(4)        WEST9(4)
OPERATIONS
Investment income (loss) -- net                    $        213    $        303    $          6    $         36    $          6
Net realized gain (loss) on sales of investments             (1)             --               3              (1)              3
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (27)              2              --              (6)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 185             305               9              29               9
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,141           3,943             120             141             120
Net transfers(1)                                             --           2,733              --           1,149              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (151)           (151)           (129)           (151)           (129)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,990           6,525              (9)          1,139              (9)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      4,175    $      6,830    $         --    $      1,168    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                3,996           3,850             120             139             120
Net transfers(1)                                             --           2,602              --           1,080              --
Contract terminations:
    Surrender benefits and contract charges                (139)           (139)           (120)           (139)           (120)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,857           6,313              --           1,080              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             WMDC5           WMDC3         WMDC8(2)          WMDC1         WMDC9(2)
OPERATIONS
Investment income (loss) -- net                    $     (1,505)   $     (3,809)   $        (25)   $     (1,829)   $         --
Net realized gain (loss) on sales of investments         (2,428)         (1,238)             --            (172)             (2)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (20,709)        (42,874)             23         (13,508)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (24,642)        (47,921)             (2)        (15,509)             (2)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               73,393         195,524          24,451          78,341              21
Net transfers(1)                                         87,964         229,923               7         196,650              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (509)        (13,468)            (19)           (992)            (19)
    Death benefits                                           --          (3,394)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          160,848         408,585          24,439         273,999               2
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          99,826         165,341              --          13,647              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    236,032    $    526,005    $     24,437    $    272,137    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   93,943         155,709              --          12,870              --
Contract purchase payments                               72,258         191,220          27,402          78,991              21
Net transfers(1)                                         84,663         228,822               8         199,344              --
Contract terminations:
    Surrender benefits and contract charges                (536)        (13,573)            (21)         (1,069)            (21)
    Death benefits                                           --          (3,281)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        250,328         558,897          27,389         290,136              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             EMU             WMSS3           SMSS1           WMSS1         WMSS9(2)
OPERATIONS
Investment income (loss) -- net                    $     (3,952)   $     (4,192)   $     (2,214)   $       (974)   $          1
Net realized gain (loss) on sales of investments        (53,580)        (24,179)       (200,365)           (360)             (3)
Distributions from capital gains                         21,939          20,338          35,212           5,225              --
Net change in unrealized appreciation or
  depreciation of investments                          (117,038)       (132,031)        (91,159)        (41,036)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (152,631)       (140,064)       (258,526)        (37,145)             (2)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              220,117         316,012         181,458          22,636              20
Net transfers(1)                                        367,398         582,270         511,276         319,447              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (69,009)        (50,699)       (239,302)         (4,716)            (18)
    Death benefits                                       (3,193)         (4,030)        (37,229)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          515,313         843,553         416,203         337,367               2
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         673,880         380,068         593,143          27,810              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  1,036,562    $  1,083,557    $    750,820    $    328,032    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  546,335         324,208         472,993          23,784              --
Contract purchase payments                              188,072         281,064         150,076          22,367              21
Net transfers(1)                                        292,629         508,909         302,264         281,875              --
Contract terminations:
    Surrender benefits and contract charges             (57,595)        (47,411)       (202,035)         (4,450)            (21)
    Death benefits                                       (3,048)         (3,931)        (32,829)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        966,393       1,062,839         690,469         323,576              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WOSM5(4)        WOSM3(4)        WOSM8(4)        WOSM1(4)        WOSM9(4)
OPERATIONS
Investment income (loss) -- net                    $         (7)   $        (11)   $         (7)   $        (17)   $         --
Net realized gain (loss) on sales of investments             (1)           (110)             --               4              --
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (45)            (27)           (185)           (197)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (53)           (148)           (192)           (210)             --
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,149           3,659          12,105          13,974              --
Net transfers(1)                                            340             915               5           3,411              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                  --              --              --              --              --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,489           4,574          12,110          17,385              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      3,436    $      4,426    $     11,918    $     17,175    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                3,257           3,710          12,524          14,562              --
Net transfers(1)                                            352             933               5           3,501              --
Contract terminations:
    Surrender benefits and contract charges                  --              --              --              --              --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,609           4,643          12,529          18,063              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             EPL             WIGR3         WIGR8(2)          WIGR1         WIGR9(2)
OPERATIONS
Investment income (loss) -- net                    $     (7,996)   $    (13,170)   $         (9)   $     (5,771)   $         --
Net realized gain (loss) on sales of investments       (206,293)     (1,107,443)             (1)        (44,322)             (4)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (102,127)        780,501            (150)        (95,775)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (316,416)       (340,112)           (160)       (145,868)             (4)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              147,834         112,628           5,870         156,058              22
Net transfers(1)                                         62,726        (346,906)             17         (71,913)             --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (107,087)       (111,868)            (18)        (26,947)            (18)
    Death benefits                                      (37,057)        (49,021)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           66,416        (395,167)          5,869          57,198               4
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,651,442       2,370,620              --         727,520              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  1,401,442    $  1,635,341    $      5,709    $    638,850    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,775,441       4,039,987              --       1,244,429              --
Contract purchase payments                              177,170         221,302           6,746         280,436              21
Net transfers(1)                                         73,923        (519,154)             20        (121,190)             --
Contract terminations:
    Surrender benefits and contract charges            (125,002)       (214,292)            (21)        (53,676)            (21)
    Death benefits                                      (45,623)        (91,293)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,855,909       3,436,550           6,745       1,349,999              --
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                          ESI             SBND2           SBND1            EMS            SCMG2
OPERATIONS
Investment income (loss) -- net                   $     682,185   $      10,784   $      92,648   $     220,673   $      80,224
Net realized gain (loss) on sales of investments       (129,959)            666           2,125          (1,096)             53
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           249,511          (2,242)        (12,724)            605            (177)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             801,737           9,208          82,049         220,182          80,100
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              392,694          38,469          45,721       2,036,753       3,074,012
Net transfers(1)                                        135,621         245,358         751,120       5,157,424      (1,001,893)
Annuity payments                                         (1,075)             --              --              --          (4,987)
Contract terminations:
    Surrender benefits and contract charges          (1,253,230)        (11,871)        (98,267)     (2,250,927)       (410,435)
    Death benefits                                     (110,742)             --              --              --        (173,380)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (836,732)        271,956         698,574       4,943,250       1,483,317
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,157,333          65,618         710,040       5,461,808       2,679,660
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  13,122,338   $     346,782   $   1,490,663   $  10,625,240   $   4,243,077
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,498,099          63,589         687,876       4,421,199       2,612,928
Contract purchase payments                              276,188          35,644          42,929       1,634,378       2,973,969
Net transfers(1)                                         98,081         228,539         723,511       4,127,361        (971,035)
Contract terminations:
    Surrender benefits and contract charges            (872,057)        (10,903)        (91,379)     (1,774,260)       (467,761)
    Death benefits                                      (77,062)             --              --              --        (168,601)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,923,249         316,869       1,362,937       8,408,678       3,979,500
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              SCMG1           WDEI5           WDEI3           SDEI1           WDEI1
OPERATIONS
Investment income (loss) -- net                   $     296,353   $         (41)  $        (274)  $        (659)  $        (338)
Net realized gain (loss) on sales of investments             49            (184)         (1,815)        (49,930)            433
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (576)          1,747          (3,989)          4,363           3,152
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             295,826           1,522          (6,078)        (46,226)          3,247
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,282,409          30,207          73,764          (5,585)         12,438
Net transfers(1)                                        449,362          85,446         189,921         418,967         101,817
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges          (2,502,884)           (316)        (86,621)        (18,000)         (4,256)
    Death benefits                                     (396,463)             --              --          (8,733)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (167,576)        115,337         177,064         386,649         109,999
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      11,833,617           7,939          71,298          55,691          42,818
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  11,961,867   $     124,798   $     242,284   $     396,114   $     156,064
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,510,757           7,350          66,033          51,889          39,734
Contract purchase payments                            2,233,625          28,086          68,149          (4,801)         12,677
Net transfers(1)                                        460,986          79,571         167,393         345,177          95,762
Contract terminations:
    Surrender benefits and contract charges          (2,394,165)           (296)        (78,491)        (16,402)         (3,938)
    Death benefits                                     (412,026)             --              --          (8,663)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     11,399,177         114,711         223,084         367,200         144,235
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               EGD            WNDM3           SNDM1           WNDM1           WMDC5(1)
OPERATIONS
Investment income (loss) -- net                   $     (60,329)  $     (24,796)  $     (25,952)  $      (3,275)  $        (338)
Net realized gain (loss) on sales of investments       (126,943)        (52,009)       (127,964)         (8,083)              5
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (844,510)       (288,903)       (245,647)        (28,551)          4,530
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,031,782)       (365,708)       (399,563)        (39,909)          4,197
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              412,497         140,640         182,483           8,197          69,407
Net transfers(2)                                        641,651         669,355         220,415         119,299          26,222
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (362,349)        (59,517)        (88,535)         (2,307)             --
    Death benefits                                      (25,717)         (8,722)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          666,082         741,756         314,363         125,189          95,629
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,736,038       1,834,324       2,224,328         170,129              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,370,338   $   2,210,372   $   2,139,128   $     255,409   $      99,826
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,716,997       2,129,881       2,468,296         197,872              --
Contract purchase payments                              308,358         178,323         224,502          12,127          68,115
Net transfers(2)                                        509,304         914,269         323,253         155,674          25,828
Contract terminations:
    Surrender benefits and contract charges            (277,964)        (81,940)       (120,045)         (3,011)             --
    Death benefits                                      (19,996)        (12,561)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,236,699       3,127,972       2,896,006         362,662          93,943
===============================================================================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              WMDC3(1)        WMDC1(1)        EMU             WMSS3           SMSS1
OPERATIONS
Investment income (loss) -- net                   $        (670)  $         (54)  $       3,054   $       7,309   $      13,653
Net realized gain (loss) on sales of investments             (1)            186          (6,759)        (10,406)       (122,294)
Distributions from capital gain                              --              --          31,187          38,801          93,662
Net change in unrealized appreciation or
  depreciation of investments                             7,859           1,057         (25,983)         (6,858)        (24,654)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               7,188           1,189           1,499          28,846         (39,633)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                6,477          13,733          88,382          63,327         277,425
Net transfers(2)                                        151,981              --         423,995         433,640         492,762
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (305)         (1,275)        (38,163)       (163,814)       (231,063)
    Death benefits                                           --              --              --         (25,292)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          158,153          12,458         474,214         307,861         539,124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --         198,167          43,361          93,652
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     165,341   $      13,647   $     673,880   $     380,068   $     593,143
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --         169,587          38,958          78,742
Contract purchase payments                                6,285          14,122          71,278          55,963         214,860
Net transfers(2)                                        149,724              --         336,168         386,654         370,604
Contract terminations:
    Surrender benefits and contract charges                (300)         (1,252)        (30,698)       (135,582)       (191,213)
    Death benefits                                           --              --              --         (21,785)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        155,709          12,870         546,335         324,208         472,993
===============================================================================================================================



(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                              WMSS1            EPL            WIGR3           WIGR1
OPERATIONS
Investment income (loss) -- net                                   $          (9)  $     (22,711)  $     (28,077)  $     (10,067)
Net realized gain (loss) on sales of investments                           (202)       (546,230)       (119,690)        (43,572)
Distributions from capital gain                                             591         260,377         250,359          71,944
Net change in unrealized appreciation or
  depreciation of investments                                               466        (306,534)       (658,627)       (190,943)
--------------------------------------------------------------- ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 846        (615,098)       (556,035)       (172,638)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   --         247,528         486,056         185,822
Net transfers(1)                                                         20,118        (422,501)        489,514         198,220
Annuity payments                                                             --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                                (241)       (140,195)        (36,435)        (14,590)
    Death benefits                                                           --         (31,188)        (22,235)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           19,877        (346,356)        916,900         369,452
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           7,087       2,612,896       2,009,755         530,706
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $      27,810   $   1,651,442   $   2,370,620   $     727,520
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    6,378       2,191,500       2,678,425         708,444
Contract purchase payments                                                   --         236,938         751,120         282,649
Net transfers(1)                                                         17,617        (483,187)        702,637         276,535
Contract terminations:
    Surrender benefits and contract charges                                (211)       (140,260)        (59,623)        (23,199)
    Death benefits                                                           --         (29,550)        (32,572)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         23,784       1,775,441       4,039,987       1,244,429
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                          ESI             SBND2           SBND1           EMS             SCMG2
OPERATIONS
Investment income (loss) -- net                   $     682,185   $      10,784   $      92,648   $     220,673   $      80,224
Net realized gain (loss) on sales of investments       (129,959)            666           2,125          (1,096)             53
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           249,511          (2,242)        (12,724)            605            (177)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             801,737           9,208          82,049         220,182          80,100
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              392,694          38,469          45,721       2,036,753       3,074,012
Net transfers(1)                                        135,621         245,358         751,120       5,157,424      (1,001,893)
Annuity payments                                         (1,075)             --              --              --          (4,987)
Contract terminations:
    Surrender benefits and contract charges          (1,253,230)        (11,871)        (98,267)     (2,250,927)       (410,435)
    Death benefits                                     (110,742)             --              --              --        (173,380)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (836,732)        271,956         698,574       4,943,250       1,483,317
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,157,333          65,618         710,040       5,461,808       2,679,660
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  13,122,338   $     346,782   $   1,490,663   $  10,625,240   $   4,243,077
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,498,099          63,589         687,876       4,421,199       2,612,928
Contract purchase payments                              276,188          35,644          42,929       1,634,378       2,973,969
Net transfers(1)                                         98,081         228,539         723,511       4,127,361        (971,035)
Contract terminations:
    Surrender benefits and contract charges            (872,057)        (10,903)        (91,379)     (1,774,260)       (467,761)
    Death benefits                                      (77,062)             --              --              --        (168,601)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,923,249         316,869       1,362,937       8,408,678       3,979,500
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              SCMG1           WDEI5           WDEI3          SDEI1           WDEI1
OPERATIONS
Investment income (loss) -- net                   $     296,353   $         (41)  $        (274)  $        (659)  $        (338)
Net realized gain (loss) on sales of investments             49            (184)         (1,815)        (49,930)            433
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (576)          1,747          (3,989)          4,363           3,152
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             295,826           1,522          (6,078)        (46,226)          3,247
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,282,409          30,207          73,764          (5,585)         12,438
Net transfers(1)                                        449,362          85,446         189,921         418,967         101,817
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges          (2,502,884)           (316)        (86,621)        (18,000)         (4,256)
    Death benefits                                     (396,463)             --              --          (8,733)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (167,576)        115,337         177,064         386,649         109,999
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      11,833,617           7,939          71,298          55,691          42,818
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  11,961,867   $     124,798   $     242,284   $     396,114   $     156,064
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,510,757           7,350          66,033          51,889          39,734
Contract purchase payments                            2,233,625          28,086          68,149          (4,801)         12,677
Net transfers(1)                                        460,986          79,571         167,393         345,177          95,762
Contract terminations:
    Surrender benefits and contract charges          (2,394,165)           (296)        (78,491)        (16,402)         (3,938)
    Death benefits                                     (412,026)             --              --          (8,663)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     11,399,177         114,711         223,084         367,200         144,235
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              EGD             WNDM3           SNDM1           WNDM1           WMDC5(1)
OPERATIONS
Investment income (loss) -- net                   $     (60,329)  $     (24,796)  $     (25,952)  $      (3,275)  $        (338)
Net realized gain (loss) on sales of investments       (126,943)        (52,009)       (127,964)         (8,083)              5
Distributions from capital gain                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (844,510)       (288,903)       (245,647)        (28,551)          4,530
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,031,782)       (365,708)       (399,563)        (39,909)          4,197
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              412,497         140,640         182,483           8,197          69,407
Net transfers(2)                                        641,651         669,355         220,415         119,299          26,222
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (362,349)        (59,517)        (88,535)         (2,307)             --
    Death benefits                                      (25,717)         (8,722)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          666,082         741,756         314,363         125,189          95,629
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,736,038       1,834,324       2,224,328         170,129              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,370,338   $   2,210,372   $   2,139,128   $     255,409   $      99,826
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,716,997       2,129,881       2,468,296         197,872              --
Contract purchase payments                              308,358         178,323         224,502          12,127          68,115
Net transfers(2)                                        509,304         914,269         323,253         155,674          25,828
Contract terminations:
    Surrender benefits and contract charges            (277,964)        (81,940)       (120,045)         (3,011)             --
    Death benefits                                      (19,996)        (12,561)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,236,699       3,127,972       2,896,006         362,662          93,943
===============================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              WMDC3(1)        WMDC1(1)        EMU             WMSS3           SMSS1
OPERATIONS
Investment income (loss) -- net                   $        (670)  $         (54)  $       3,054   $       7,309   $      13,653
Net realized gain (loss) on sales of investments             (1)            186          (6,759)        (10,406)       (122,294)
Distributions from capital gain                              --              --          31,187          38,801          93,662
Net change in unrealized appreciation or
  depreciation of investments                             7,859           1,057         (25,983)         (6,858)        (24,654)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               7,188           1,189           1,499          28,846         (39,633)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                6,477          13,733          88,382          63,327         277,425
Net transfers(2)                                        151,981              --         423,995         433,640         492,762
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (305)         (1,275)        (38,163)       (163,814)       (231,063)
    Death benefits                                           --              --              --         (25,292)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          158,153          12,458         474,214         307,861         539,124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --         198,167          43,361          93,652
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     165,341   $      13,647   $     673,880   $     380,068   $     593,143
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --         169,587          38,958          78,742
Contract purchase payments                                6,285          14,122          71,278          55,963         214,860
Net transfers(2)                                        149,724              --         336,168         386,654         370,604
Contract terminations:
    Surrender benefits and contract charges                (300)         (1,252)        (30,698)       (135,582)       (191,213)
    Death benefits                                           --              --              --         (21,785)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        155,709          12,870         546,335         324,208         472,993
===============================================================================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS1          EPL            WIGR3          WIGR1
OPERATIONS
Investment income (loss) -- net                            $         (9)  $    (22,711)  $    (28,077)  $    (10,067)
Net realized gain (loss) on sales of investments                   (202)      (546,230)      (119,690)       (43,572)
Distributions from capital gain                                     591        260,377        250,359         71,944
Net change in unrealized appreciation or
  depreciation of investments                                       466       (306,534)      (658,627)      (190,943)
-------------------------------------------------------- -----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         846       (615,098)      (556,035)      (172,638)
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        247,528        486,056        185,822
Net transfers(1)                                                 20,118       (422,501)       489,514        198,220
Annuity payments                                                     --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (241)      (140,195)       (36,435)       (14,590)
    Death benefits                                                   --        (31,188)       (22,235)            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,877       (346,356)       916,900        369,452
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,087      2,612,896      2,009,755        530,706
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,810   $  1,651,442   $  2,370,620   $    727,520
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,378      2,191,500      2,678,425        708,444
Contract purchase payments                                           --        236,938        751,120        282,649
Net transfers(1)                                                 17,617       (483,187)       702,637        276,535
Contract terminations:
    Surrender benefits and contract charges                        (211)      (140,260)       (59,623)       (23,199)
    Death benefits                                                   --        (29,550)       (32,572)            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,784      1,775,441      4,039,987      1,244,429
====================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                              SHARES
-----------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund(1)                                     1,056,976
SBND2                AXP(R) Variable Portfolio - Bond Fund(1)                                        28,572
SBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                        96,593
WBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                         3,810
WBND9                AXP(R) Variable Portfolio - Bond Fund(1)                                            --

EMS                  AXP(R) Variable Portfolio - Cash Management Fund                            10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                             4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                            13,421,219
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                    --
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                               130,791

WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                      24,884
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                      39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                      26,374
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                      34,895
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                          --

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             309,652
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              96,178
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              23,031
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  --

WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        2,600
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          327
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        1,633
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           --

WABA5                AIM V.I. Basic Value Fund, Series II Shares                                      1,283
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                      4,825
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                          2
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                      8,360
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                         --

WEBC5                Evergreen VA Blue Chip Fund - Class 2                                            1,575
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                            2,281
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                              571
WEBC1                Evergreen VA Blue Chip Fund - Class 2                                            7,122
WEBC9                Evergreen VA Blue Chip Fund - Class 2                                               --

WECG5                Evergreen VA Capital Growth Fund - Class 2                                       1,183
WECG3                Evergreen VA Capital Growth Fund - Class 2                                       2,442
WECG8                Evergreen VA Capital Growth Fund - Class 2                                         303
WECG1                Evergreen VA Capital Growth Fund - Class 2                                       4,885
WECG9                Evergreen VA Capital Growth Fund - Class 2                                           5

WECB5                Evergreen VA Core Bond Fund - Class 2                                           10,725
WECB3                Evergreen VA Core Bond Fund - Class 2                                            9,349
WECB8                Evergreen VA Core Bond Fund - Class 2                                                1
WECB1                Evergreen VA Core Bond Fund - Class 2                                            6,025
WECB9                Evergreen VA Core Bond Fund - Class 2                                           11,912

WEEI5                Evergreen VA Equity Index Fund - Class 2                                         1,337
WEEI3                Evergreen VA Equity Index Fund - Class 2                                         2,310
WEEI8                Evergreen VA Equity Index Fund - Class 2                                         2,886
WEEI1                Evergreen VA Equity Index Fund - Class 2                                         5,389
WEEI9                Evergreen VA Equity Index Fund - Class 2                                            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                              SHARES
-----------------------------------------------------------------------------------------------------------
WEFF5                Evergreen VA Foundation Fund - Class 2                                               3
WEFF3                Evergreen VA Foundation Fund - Class 2                                              --
WEFF8                Evergreen VA Foundation Fund - Class 2                                              --
WEFF1                Evergreen VA Foundation Fund - Class 2                                             489
WEFF9                Evergreen VA Foundation Fund - Class 2                                              --

WEGO5                Evergreen VA Global Leaders Fund - Class 2                                         954
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                       1,256
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                           2
WEGO1                Evergreen VA Global Leaders Fund - Class 2                                       5,054
WEGO9                Evergreen VA Global Leaders Fund - Class 2                                          --

WEGR5                Evergreen VA Growth Fund - Class 2                                                 405
WEGR3                Evergreen VA Growth Fund - Class 2                                                 630
WEGR8                Evergreen VA Growth Fund - Class 2                                                   1
WEGR1                Evergreen VA Growth Fund - Class 2                                               2,353
WEGR9                Evergreen VA Growth Fund - Class 2                                                   5

WEHI5                Evergreen VA High Income Fund - Class 2                                         10,765
WEHI3                Evergreen VA High Income Fund - Class 2                                          1,974
WEHI8                Evergreen VA High Income Fund - Class 2                                             --
WEHI1                Evergreen VA High Income Fund - Class 2                                          1,938
WEHI9                Evergreen VA High Income Fund - Class 2                                          3,328

WEIG5                Evergreen VA International Growth Fund - Class 2(2)                              1,315
WEIG3                Evergreen VA International Growth Fund - Class 2(2)                              1,600
WEIG8                Evergreen VA International Growth Fund - Class 2(2)                                  2
WEIG1                Evergreen VA International Growth Fund - Class 2(2)                              6,031
WEIG9                Evergreen VA International Growth Fund - Class 2(2)                                 --

WEMA5                Evergreen VA Masters Fund - Class 2                                                502
WEMA3                Evergreen VA Masters Fund - Class 2                                                793
WEMA8                Evergreen VA Masters Fund - Class 2                                                  1
WEMA1                Evergreen VA Masters Fund - Class 2                                              2,518
WEMA9                Evergreen VA Masters Fund - Class 2                                                 --

WEOE5                Evergreen VA Omega Fund - Class 2                                                1,204
WEOE3                Evergreen VA Omega Fund - Class 2                                                3,916
WEOE8                Evergreen VA Omega Fund - Class 2                                                  246
WEOE1                Evergreen VA Omega Fund - Class 2                                                4,057
WEOE9                Evergreen VA Omega Fund - Class 2                                                    8

WESM5                Evergreen VA Small Cap Value Fund - Class 2(3)                                     599
WESM3                Evergreen VA Small Cap Value Fund - Class 2(3)                                   1,972
WESM8                Evergreen VA Small Cap Value Fund - Class 2(3)                                     216
WESM1                Evergreen VA Small Cap Value Fund - Class 2(3)                                   2,170
WESM9                Evergreen VA Small Cap Value Fund - Class 2(3)                                       4

WEST5                Evergreen VA Strategic Income Fund - Class 2                                       423
WEST3                Evergreen VA Strategic Income Fund - Class 2                                       691
WEST8                Evergreen VA Strategic Income Fund - Class 2                                        --
WEST1                Evergreen VA Strategic Income Fund - Class 2                                       118
WEST9                Evergreen VA Strategic Income Fund - Class 2                                        --

WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               13,573
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                1,405
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               15,649
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   --

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                  86,236
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                  90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                  62,464
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                  27,291
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                      --

WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          370
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          476
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                        1,283
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                        1,849
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                               SHARES
-----------------------------------------------------------------------------------------------------------
EPL                  Putnam VT International Equity Fund - Class IB Shares                          138,757
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                          161,915
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                              565
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                Putnam VT International Equity Fund - Class IB Shares                           63,253
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                               --
                       (previously Putnam VT International Growth Fund - Class IB Shares)


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 16, 2003, Evergreen VA International Growth Fund - Class 2 will change its name to Evergreen VA International Equity Fund - Class 2.

(3) Effective July 14, 2003, Evergreen VA Small Cap Value Fund - Class 2 will change its name to Evergreen VA Special Values Fund - Class 2.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.25% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                    PERCENTAGE RANGE
----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                        0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund               1.020% to 0.920%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                    MAXIMUM                    MAXIMUM
                                                                                  ADJUSTMENT                 ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                      0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.12%                      0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                  PERCENTAGE RANGE
--------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                      0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund             0.080% to 0.055%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------------
ESI                  AXP(R) Variable Portfolio - Bond Fund                                     $  2,198,387
SBND2                AXP(R) Variable Portfolio - Bond Fund                                          534,577
SBND1                AXP(R) Variable Portfolio - Bond Fund                                        3,211,897
WBND1                AXP(R) Variable Portfolio - Bond Fund                                           40,740
WBND9                AXP(R) Variable Portfolio - Bond Fund                                               21

EMS                  AXP(R) Variable Portfolio - Cash Management Fund                            37,777,110
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                            58,435,745
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                            38,268,001
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                    21
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                               131,231

WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                     210,881
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                     234,784
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                     225,443
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                     275,322
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                          21

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             670,991
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             281,199
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           1,412,925
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             160,682
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  21

WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       25,425
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       26,520
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        3,237
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       15,870
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          140

WABA5                AIM V.I. Basic Value Fund, Series II Shares                                     11,328
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                     56,546
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                        134
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                     70,373
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                        116

WEBC5                Evergreen VA Blue Chip Fund - Class 2                                           10,210
WEBC3                Evergreen VA Blue Chip Fund - Class 2                                           22,167
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                            3,583
WEBC1                Evergreen VA Blue Chip Fund - Class 2                                           44,945
WEBC9                Evergreen VA Blue Chip Fund - Class 2                                              137

WECG5                Evergreen VA Capital Growth Fund - Class 2                                      13,989
WECG3                Evergreen VA Capital Growth Fund - Class 2                                      49,501
WECG8                Evergreen VA Capital Growth Fund - Class 2                                       3,432
WECG1                Evergreen VA Capital Growth Fund - Class 2                                      57,172
WECG9                Evergreen VA Capital Growth Fund - Class 2                                         198

WECB5                Evergreen VA Core Bond Fund - Class 2                                          110,696
WECB3                Evergreen VA Core Bond Fund - Class 2                                          128,382
WECB8                Evergreen VA Core Bond Fund - Class 2                                               15
WECB1                Evergreen VA Core Bond Fund - Class 2                                           63,774
WECB9                Evergreen VA Core Bond Fund - Class 2                                          122,478

WEEI5                Evergreen VA Equity Index Fund - Class 2                                        10,196
WEEI3                Evergreen VA Equity Index Fund - Class 2                                        27,755
WEEI8                Evergreen VA Equity Index Fund - Class 2                                        20,419
WEEI1                Evergreen VA Equity Index Fund - Class 2                                        40,800
WEEI9                Evergreen VA Equity Index Fund - Class 2                                           139

WEFF5                Evergreen VA Foundation Fund - Class 2                                         123,389
WEFF3                Evergreen VA Foundation Fund - Class 2                                         127,287
WEFF8                Evergreen VA Foundation Fund - Class 2                                             122
WEFF1                Evergreen VA Foundation Fund - Class 2                                           5,968
WEFF9                Evergreen VA Foundation Fund - Class 2                                             122

WEGO5                Evergreen VA Global Leaders Fund - Class 2                                      10,883
WEGO3                Evergreen VA Global Leaders Fund - Class 2                                      24,552
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                         157
WEGO1                Evergreen VA Global Leaders Fund - Class 2                                      54,534
WEGO9                Evergreen VA Global Leaders Fund - Class 2                                         139

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------------
WEGR5                Evergreen VA Growth Fund - Class 2                                        $      3,984
WEGR3                Evergreen VA Growth Fund - Class 2                                               9,678
WEGR8                Evergreen VA Growth Fund - Class 2                                                 143
WEGR1                Evergreen VA Growth Fund - Class 2                                              21,598
WEGR9                Evergreen VA Growth Fund - Class 2                                                 181

WEHI5                Evergreen VA High Income Fund - Class 2                                        106,145
WEHI3                Evergreen VA High Income Fund - Class 2                                         39,450
WEHI8                Evergreen VA High Income Fund - Class 2                                            123
WEHI1                Evergreen VA High Income Fund - Class 2                                         19,586
WEHI9                Evergreen VA High Income Fund - Class 2                                         33,985

WEIG5                Evergreen VA International Growth Fund - Class 2                                11,907
WEIG3                Evergreen VA International Growth Fund - Class 2                             6,149,355
WEIG8                Evergreen VA International Growth Fund - Class 2                                   158
WEIG1                Evergreen VA International Growth Fund - Class 2                                53,215
WEIG9                Evergreen VA International Growth Fund - Class 2                                   143

WEMA5                Evergreen VA Masters Fund - Class 2                                              3,962
WEMA3                Evergreen VA Masters Fund - Class 2                                             11,100
WEMA8                Evergreen VA Masters Fund - Class 2                                                144
WEMA1                Evergreen VA Masters Fund - Class 2                                             18,360
WEMA9                Evergreen VA Masters Fund - Class 2                                                137

WEOE5                Evergreen VA Omega Fund - Class 2                                               14,648
WEOE3                Evergreen VA Omega Fund - Class 2                                               66,375
WEOE8                Evergreen VA Omega Fund - Class 2                                                3,005
WEOE1                Evergreen VA Omega Fund - Class 2                                               49,239
WEOE9                Evergreen VA Omega Fund - Class 2                                                  226

WESM5                Evergreen VA Small Cap Value Fund - Class 2                                      6,857
WESM3                Evergreen VA Small Cap Value Fund - Class 2                                     36,707
WESM8                Evergreen VA Small Cap Value Fund - Class 2                                      2,465
WESM1                Evergreen VA Small Cap Value Fund - Class 2                                     24,362
WESM9                Evergreen VA Small Cap Value Fund - Class 2                                        185

WEST5                Evergreen VA Strategic Income Fund - Class 2                                     4,364
WEST3                Evergreen VA Strategic Income Fund - Class 2                                     7,000
WEST8                Evergreen VA Strategic Income Fund - Class 2                                       127
WEST1                Evergreen VA Strategic Income Fund - Class 2                                     1,328
WEST9                Evergreen VA Strategic Income Fund - Class 2                                       127

WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              185,016
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              462,280
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               24,455
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              283,170
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   21

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                 933,998
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                               1,081,141
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                               1,787,541
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                 352,963
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                      22

WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                        3,516
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                        7,903
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       12,110
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       17,905
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           --

EPL                  Putnam VT International Equity Fund - Class IB Shares                          715,602
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                       17,414,473
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                            5,885
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                Putnam VT International Equity Fund - Class IB Shares                          190,097
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                               21
                       (previously Putnam VT International Growth Fund - Class IB Shares)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                               ESI           SBND2          SBND1         WBND1(4)        WBND9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.38    $      1.03    $      1.03             --             --
At Dec. 31, 2001                           $      1.47    $      1.09    $      1.09             --             --
At Dec. 31, 2002                           $      1.53    $      1.14    $      1.14    $      1.01             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 8,923            317          1,363             --             --
At Dec. 31, 2002                                 7,272            264            894             40             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    13,122    $       347    $     1,491             --             --
At Dec. 31, 2002                           $    11,131    $       301    $     1,016    $        40             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  6.45%          6.38%          6.53%            --             --
For the year ended Dec. 31, 2002                  5.06%          5.11%          5.08%          5.23%          2.70%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%          1.60%            --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  6.52%          5.83%          5.83%            --             --
For the year ended Dec. 31, 2002                  4.08%          4.59%          4.59%          1.00%            --
------------------------------------------------------------------------------------------------------------------

                                               EMS           SCMG2         SCMG1          WCMG1(4)        WCMG9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.24    $      1.03    $      1.03             --             --
At Dec. 31, 2001                           $      1.26    $      1.05    $      1.05             --             --
At Dec. 31, 2002                           $      1.26    $      1.04    $      1.04             --       $   0.99
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 8,409          3,980         11,399             --             --
At Dec. 31, 2002                                 8,572          4,222         12,876             --            132
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    10,625    $     4,243    $    11,962             --             --
At Dec. 31, 2002                           $    10,806    $     4,477    $    13,452             --       $    131
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.38%          3.53%          3.58%            --             --
For the year ended Dec. 31, 2002                  1.17%          1.14%          1.15%            --           1.00%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%          1.60%            --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  1.61%          1.94%          1.94%            --             --
For the year ended Dec. 31, 2002                  0.00%         (0.95%)        (0.95%)           --          (1.00%)
------------------------------------------------------------------------------------------------------------------



                                              WDEI5          WDEI3          SDEI1          WDEI1         WDEI9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.08    $      1.08    $      1.07    $      1.08             --
At Dec. 31, 2001                           $      1.09    $      1.09    $      1.08    $      1.08             --
At Dec. 31, 2002                           $      0.87    $      0.87    $      0.86    $      0.86             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   115            223            367            144             --
At Dec. 31, 2002                                   238            368            179            325             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       125    $       242    $       396    $       156             --
At Dec. 31, 2002                           $       207    $       319    $       154    $       280             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  1.32%          1.34%          1.40%          1.26%            --
For the year ended Dec. 31, 2002                  1.62%          1.58%          1.45%          1.51%          1.47%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%          1.60%          1.70%            --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  0.93%          0.93%          0.93%          0.00%            --
For the year ended Dec. 31, 2002                (20.18%)       (20.18%)       (20.37%)       (20.37%)           --
------------------------------------------------------------------------------------------------------------------

                                               EGD           WNDM3          SNDM1          WNDM1         WNDM9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.54    $      0.86    $      0.90    $      0.86             --
At Dec. 31, 2001                           $      1.27    $      0.71    $      0.74    $      0.70             --
At Dec. 31, 2002                           $      0.98    $      0.54    $      0.57    $      0.54             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 4,237          3,128          2,896            363             --
At Dec. 31, 2002                                 3,938          2,700          2,097            529             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     5,370    $     2,210    $     2,139    $       255             --
At Dec. 31, 2002                           $     3,845    $     1,468    $     1,190    $       286             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.23%          0.24%          0.24%          0.24%            --
For the year ended Dec. 31, 2002                  0.50%          0.50%          0.50%          0.51%          0.38%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%          1.60%          1.70%            --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.53%)       (17.44%)       (17.78%)       (18.60%)           --
For the year ended Dec. 31, 2002                (22.83%)       (23.94%)       (22.97%)       (22.86%)           --
------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                             WSVA5(5)        WSVA3(5)        WSVA8(6)        WSVA1(5)       WSVA9(6)
                                           --------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.79     $      0.79     $      0.96     $      0.79             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    35              22               3              20             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        27     $        17     $         3     $        15             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.35%           0.26%           0.99%           0.45%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%          1.80%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                (21.00%)        (21.00%)         (4.00%)        (21.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                             WABA5(6)        WABA3(6)        WABA8(6)        WABA1(6)         WABA9(6)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.95     $      0.95     $      0.95     $      0.95             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    11              40              --              70             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        10     $        38              --     $        67             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  0.01%           0.01%             --            0.01%            --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%          1.80%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (5.00%)         (5.00%)         (5.00%)         (5.00%)           --
---------------------------------------------------------------------------------------------------------------------



                                             WEBC5(6)        WEBC3(6)        WEBC8(6)        WEBC1(6)       WEBC9(6)
                                           --------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.96     $      0.96     $      0.95     $      0.95             --
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    10              14               3              43             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $         9     $        13     $         3     $        41             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.59%           1.91%           2.30%           2.22%          0.72%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%          1.80%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (4.00%)         (4.00%)         (5.00%)         (5.00%)           --
---------------------------------------------------------------------------------------------------------------------

                                             WECG5(6)        WECG3(6)        WECG8(6)        WECG1(6)       WECG9(6)
                                           --------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --             --
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $      0.95     $      0.95     $      0.95     $      0.95    $      0.95
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                                    13              28               3              55             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --             --
At Dec. 31, 2002                           $        13     $        26     $         3     $        53             --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                    --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%          1.80%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --             --
For the year ended Dec. 31, 2002                 (5.00%)         (5.00%)         (5.00%)         (5.00%)        (5.00%)
---------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                             WECB5(6)       WECB3(6)       WECB8(6)       WECB1(6)       WECB9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      1.04    $      1.04    $      1.04    $      1.04    $      1.04
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                   106             92             --             59            118
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $       110    $        96             --    $        62    $       122
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  8.91%          8.18%         11.41%          9.16%          4.57%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  4.00%          4.00%          4.00%          4.00%          4.00%
------------------------------------------------------------------------------------------------------------------

                                             WEEI5(6)       WEEI3(6)       WEEI8(6)       WEEI1(6)       WEEI9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.96    $      0.96    $      0.96    $      0.96             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     9             16             21             38             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         9    $        16    $        20    $        37             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  7.97%          8.30%         11.32%          9.74%          3.61%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (4.00%)        (4.00%)        (4.00%)        (4.00%)           --
------------------------------------------------------------------------------------------------------------------



                                             WEFF5(6)       WEFF3(6)        EFF8(6)      WEFF1(6)        WEFF9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      1.00             --             --    $      1.00             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                    --             --             --              6             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                    --             --             --    $         6             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  0.15%          0.08%          5.87%         14.90%          5.85%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  0.00%            --             --           0.00%            --
------------------------------------------------------------------------------------------------------------------

                                             WEGO5(6)       WEGO3(6)      WEGO8(6)       WEGO1(6)        WEGO9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.92    $      0.92    $      0.92    $      0.92             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                    10             13             --             54             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         9    $        12             --    $        50             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  3.79%          5.33%          1.85%          5.15%          1.70%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (8.00%)        (8.00%)        (8.00%)        (8.00%)           --
------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                             WEGR5(6)       WEGR3(6)       WEGR8(6)       WEGR1(6)       WEGR9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.99    $      0.98    $      0.98    $      0.98    $      0.98
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     4              6             --             21             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         4    $         5             --    $        20             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (1.00%)        (2.00%)        (2.00%)        (2.00%)        (2.00%)
------------------------------------------------------------------------------------------------------------------

                                             WEHI5(6)       WEHI3(6)       WEHI8(6)       WEHI1(6)       WEHI9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      1.04    $      1.04             --    $      1.03    $      1.03
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                   103             19             --             19             32
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $       107    $        20             --    $        19    $        33
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 14.68%         15.74%          6.60%         19.18%         34.82%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  4.00%          4.00%            --           3.00%          3.00%
------------------------------------------------------------------------------------------------------------------



                                             WEIG5(6)       WEIG3(6)       WEIG8(6)       WEIG1(6)       WEIG9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.93    $      0.93    $      0.93    $      0.93    $      0.93
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                    12             14             --             53             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $        11    $        13             --    $        50             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  9.26%          1.12%          4.13%         10.38%          3.83%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (7.00%)        (7.00%)        (7.00%)        (7.00%)        (7.00%)
------------------------------------------------------------------------------------------------------------------

                                             WEMA5(6)       WEMA3(6)       WEMA8(6)       WEMA1(6)       WEMA9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.95    $      0.95    $      0.95    $      0.95             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     4              6             --             18             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         3    $         5             --    $        17             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (5.00%)        (5.00%)        (5.00%)        (5.00%)           --
------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                             WEOE5(6)       WEOE3(6)       WEOE8(6)       WEOE1(6)       WEOE9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.96    $      0.96    $      0.96    $      0.96    $      0.96
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                    13             44              3             45             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $        13    $        42    $         3    $        44             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (4.00%)        (4.00%)        (4.00%)        (4.00%)        (4.00%)
------------------------------------------------------------------------------------------------------------------

                                             WESM5(6)       WESM3(6)       WESM8(6)       WESM1(6)       WESM9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.95    $      0.95    $      0.95    $      0.95    $      0.95
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     7             22              2             24             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         6    $        21    $         2    $        23             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  0.68%          0.62%          0.79%          0.76%          0.31%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (5.00%)        (5.00%)        (5.00%)        (5.00%)        (5.00%)
------------------------------------------------------------------------------------------------------------------


                                             WEST5(6)       WEST3(6)       WEST8(6)       WEST1(6)       WEST9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      1.08    $      1.08    $      1.08    $      1.08             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     4              6             --              1             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         4    $         7             --    $         1             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 29.59%         23.05%         13.30%         29.26%         13.27%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  8.00%          8.00%          8.00%          8.00%            --
------------------------------------------------------------------------------------------------------------------

                                             WMDC5(7)       WMDC3(7)       WMDC8(4)       WMDC1(7)       WMDC9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                           $      1.06    $      1.06             --    $      1.06             --
At Dec. 31, 2002                           $      0.94    $      0.94    $      0.89    $      0.94             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    94            156             --             13             --
At Dec. 31, 2002                                   250            559             27            290             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       100    $       165             --    $        14             --
At Dec. 31, 2002                           $       236    $       526    $        24    $       272             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  0.52%          0.50%            --           0.16%            --
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%            --           1.70%            --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  6.00%          6.00%            --           6.00%            --
For the year ended Dec. 31, 2002                (11.32%)        (6.00%)       (11.00%)        (6.00%)           --
------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                               EMU           WMSS3          SMSS1          WMSS1         WMSS9(4)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.17    $      1.11    $      1.19    $      1.11             --
At Dec. 31, 2001                           $      1.23    $      1.17    $      1.25    $      1.17             --
At Dec. 31, 2002                           $      1.07    $      1.02    $      1.09    $      1.01             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   546            324            473             24             --
At Dec. 31, 2002                                   966          1,063            690            324             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       674    $       380    $       593             28             --
At Dec. 31, 2002                           $     1,037    $     1,084    $       751    $       328             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  2.10%          4.13%          3.19%          1.62%            --
For the year ended Dec. 31, 2002                  0.96%          0.99%          1.38%          1.15%          1.05%
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%          1.50%          1.60%          1.70%            --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  5.13%          5.41%          5.04%          5.41%            --
For the year ended Dec. 31, 2002                (13.01%)       (12.82%)       (12.80%)         1.00%            --
------------------------------------------------------------------------------------------------------------------

                                             WOSM5(6)       WOSM3(6)       WOSM8(6)       WOSM1(6)       WOSM9(6)
                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --             --             --             --             --
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $      0.95    $      0.95    $      0.95    $      0.95             --
------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                                     4              5             13             18             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --             --             --             --             --
At Dec. 31, 2002                           $         3    $         4    $        12    $        17             --
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                  1.40%          1.50%          1.60%          1.70%          1.80%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --             --             --             --             --
For the year ended Dec. 31, 2002                 (5.00%)        (5.00%)        (5.00%)        (5.00%)           --
------------------------------------------------------------------------------------------------------------------



                                                            EPL           WIGR3        WIGR8(4)         WIGR1     WIGR9(4)
                                                         -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                         $   1.19       $   0.75             --       $   0.75          --
At Dec. 31, 2001                                         $   0.93       $   0.59             --       $   0.58          --
At Dec. 31, 2002                                         $   0.76       $   0.48       $   0.85       $   0.47          --
--------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                            1,775          4,040             --          1,244          --
At Dec. 31, 2002                                            1,856          3,437              7          1,350          --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                         $  1,651       $  2,371             --       $    728          --
At Dec. 31, 2002                                         $  1,401       $  1,635       $      6       $    639          --
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                             0.31%          0.27%            --           0.25%         --
For the year ended Dec. 31, 2002                             0.87%          0.86%          0.03%          0.88%       1.01%
--------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                             1.40%          1.50%            --           1.70%         --
For the year ended Dec. 31, 2002                             1.40%          1.50%          1.60%          1.70%       1.80%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                           (21.85%)       (21.33%)           --         (22.67%)        --
For the year ended Dec. 31, 2002                           (18.28%)       (18.64%)       (15.00%)       (18.97%)        --
--------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on March 1, 2002.

(5) Operations commenced on May 1, 2002.

(6) Operations commenced on July 31, 2002.

(7) Operations commenced on May 1, 2001.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

                                                               45277-20 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                   p.   3
Calculating Annuity Payouts                                               p.  14
Rating Agencies                                                           p.  15
Principal Underwriter                                                     p.  15
Independent Auditors                                                      p.  15
Condensed Financial Information (Unaudited)                               p.  16
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:       P =  a hypothetical initial payment of $1,000
             T =  average annual total return
             n =  number of years
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                    OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (30.17%)   (21.33%)
WBND1         Bond Fund (3/02; 10/81)                                                    --      (5.58)(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                         --      (9.44)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)(26.88)                      (8.38)    (26.88)
WEXI1         Extra Income Fund (3/00; 5/96)                                         (15.55)     (9.00)
WFDI1         Federal Income Fund (3/00; 9/99)                                        (4.42)      1.94
WMGD1         Managed Fund (3/02; 4/86)                                                  --     (18.87)(b)
WNDM1         NEW DIMENSIONS FUND(R)(3/00; 5/96)                                     (29.47)    (22.80)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                  (25.09)    (16.42)
            AIM V.I.
WAAC1         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)                --     (29.25)(b)
WAVA1         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                      --     (33.09)(b)
            FIDELITY(R) VIP
WFBA1         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                         --     (19.37)(b)
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                          --     (35.08)(b)
WFFG1         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)                 --     (23.63)(b)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                     (18.73)    (11.54)
            FTVIPT
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                     (35.61)    (32.27)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                    --     (20.61)(b)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)               (20.35)     (0.99)
WINT1         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)                --     (24.05)(b)
            MFS(R)
WSGI1         Investors Trust Series - Service Class (3/02; 10/95)(6)                    --     (27.85)(b)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(6)                       --     (33.12)(b)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(6)                        --     (15.21)(b)
WSUT1         Utilities Series - Service Class (3/02; 1/95)(6)                           --     (22.51)(b)
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                            --     (26.69)(b)
WINC1         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                       --      (3.42)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                        (25.65)    (23.73)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                 (37.34)    (35.81)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS     10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (30.17%)       --%         --%         (16.38%)
WBND1         Bond Fund (3/02; 10/81)                                                 (4.68)      1.51        4.60            7.07
WCMG1         Cash Management Fund (3/02; 10/81)                                      (8.61)      1.26        1.97            3.08
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                            (26.88)        --          --           (8.91)
WEXI1         Extra Income Fund (3/00; 5/96)                                         (15.55)     (4.98)         --           (1.79)
WFDI1         Federal Income Fund (3/00; 9/99)                                        (4.42)        --          --            1.80
WMGD1         Managed Fund (3/02; 4/86)                                              (21.34)     (2.67)       4.20            5.66
WNDM1         NEW DIMENSIONS FUND(R)(3/00; 5/96)                                     (29.47)     (2.82)         --            2.20
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                  (25.09)        --          --           (7.09)
            AIM V.I.
WAAC1         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)            (31.84)     (5.29)         --            4.26
WAVA1         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                  (37.22)     (5.24)         --            4.74
            FIDELITY(R) VIP
WFBA1         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                     (17.75)     (2.12)         --            3.04
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                      (37.08)     (3.51)       5.95            7.38
WFFG1         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)             (24.90)     (2.39)         --            2.09
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                     (18.73)        --          --           12.50
            FTVIPT
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                     (35.61)     (1.94)         --            4.20
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                (18.05)        --          --           (2.53)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)               (20.35)      1.13          --            3.78
WINT1         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)            (26.45)     (5.11)       5.40            3.57
            MFS(R)
WSGI1         Investors Trust Series - Service Class (3/02; 10/95)(6)                (28.78)     (5.95)         --            2.74
WSND1         New Discovery Series - Service Class (3/02; 5/98)(6)                   (38.43)        --          --          (0.43)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(6)                    (14.50)      2.08          --            7.68
WSUT1         Utilities Series - Service Class (3/02; 1/95)(6)                       (30.38)     (3.67)         --            6.12
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                        (26.85)     (3.81)       6.10            7.22
WINC1         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                    (2.59)      2.91        4.23            4.73
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                        (25.65)     (0.55)         --            1.61
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                 (37.34)     (7.22)         --           (3.07)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                                       PERFORMANCE
                                                                                    OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (24.90%)   (19.49%)
WBND1         Bond Fund (3/02; 10/81)                                                    --       1.82(b)
WCMG1         Cash Management Fund (3/02; 10/81)                                         --      (2.37)(b)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                            (21.33)     (6.27)
WEXI1         Extra Income Fund (3/00; 5/96)                                          (9.02)     (6.85)
WFDI1         Federal Income Fund (3/00; 9/99)                                         3.08       4.38
WMGD1         Managed Fund (3/02; 4/86)                                                  --     (12.64)(b)
WNDM1         NEW DIMENSIONS FUND(R)(3/00; 5/96)                                     (24.14)    (20.99)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                  (19.39)    (14.47)
            AIM V.I.
WAAC1         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)                --     (23.94)(b)
WAVA1         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                      --     (28.11)(b)
            FIDELITY(R) VIP
WFBA1         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                         --     (13.16)(b)
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                          --     (30.26)(b)
WFFG1         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)                 --     (17.81)(b)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                     (12.47)     (7.52)
            FTVIPT
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                     (30.82)    (30.67)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                   --      (14.58)(b)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)               (14.23)      1.32
WINT1         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)                --     (18.31)(b)
            MFS(R)
WSGI1         Investors Trust Series - Service Class (3/02; 10/95)(6)                    --     (22.40)(b)
WSND1         New Discovery Series - Service Class (3/02; 5/98)(6)                       --     (28.17)(b)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(6)                        --      (8.66)(b)
WSUT1         Utilities Series - Service Class (3/02; 1/95)(6)                           --     (16.63)(b)
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                            --     (21.16)(b)
WINC1         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                       --       4.17(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                        (19.99)    (21.93)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                 (32.70)    (34.28)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS     10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (24.90%)        --%         --%   (14.89%)
WBND1         Bond Fund (3/02; 10/81)                                                  2.80       1.51        4.60      7.07
WCMG1         Cash Management Fund (3/02; 10/81)                                      (1.47)      1.26        1.97      3.08
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                            (21.33)        --          --     (7.30)
WEXI1         Extra Income Fund (3/00; 5/96)                                          (9.02)     (4.98)         --     (1.79)
WFDI1         Federal Income Fund (3/00; 9/99)                                         3.08         --          --      3.57
WMGD1         Managed Fund (3/02; 4/86)                                              (15.31)     (2.67)       4.20      5.66
WNDM1         NEW DIMENSIONS FUND(R)(3/00; 5/96)                                     (24.14)     (2.82)         --      2.20
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                  (19.39)        --          --     (5.45)
            AIM V.I.
WAAC1         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)            (26.72)     (5.29)         --      4.26
WAVA1         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                  (32.57)     (5.24)         --      4.74
            FIDELITY(R) VIP
WFBA1         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                     (11.40)     (2.12)         --      3.04
WFGR1         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                      (32.42)     (3.51)       5.95      7.38
WFFG1         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)             (19.18)     (2.39)         --      2.09
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                     (12.47)        --          --     12.50
            FTVIPT
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                     (30.82)     (1.94)         --      4.20
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                (11.73)        --          --     (2.53)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)               (14.23)      1.13          --      3.78
WINT1         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)            (20.87)     (5.11)       5.40      3.57
            MFS(R)
WSGI1         Investors Trust Series - Service Class (3/02; 10/95)(6)                (23.40)     (5.95)        --       2.74
WSND1         New Discovery Series - Service Class (3/02; 5/98)(6)                   (33.88)        --         --      (0.43)
WSTR1         Total Return Series - Service Class (3/02; 1/95)(6)                     (7.87)      2.08         --       7.68
WSUT1         Utilities Series - Service Class (3/02; 1/95)(6)                       (25.14)     (3.67)        --       6.12
            PUTNAM VARIABLE TRUST
WGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                        (21.30)     (3.81)       6.10      7.22
WINC1         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                     5.08       2.91        4.23      4.73
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                        (19.99)     (0.55)         --      1.61
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                 (32.70)     (7.22)         --     (3.07)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (29.26%)       --%     (19.86%)
ESI           Bond Fund (2/95; 10/81)                                                 (3.67)      2.66        5.38
EMS           Cash Management Fund (2/95; 10/81)                                      (7.63)      2.43        2.78
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                           (25.96)        --       (7.17)
EIA           Extra Income Fund (8/99; 5/96)                                         (14.56)        --       (6.30)
WFDI5         Federal Income Fund (3/00; 9/99)                                        (3.41)        --        3.03
EMG           Managed Fund (2/95; 4/86)                                              (20.41)     (1.40)       5.23
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                                    (28.55)     (1.53)      (0.70)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                                  (24.17)        --      (15.05)
            AIM V.I.
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                           --         --      (28.46)(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                           --         --      (32.31)(b)
            FIDELITY(R) VIP
WFBA5         Balanced Portfolio
              Service Class 2 (3/02; 1/95)(3)                                            --         --      (16.21)(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(3)                                           --         --      (34.30)(b)
WFFG5         Growth & Income Portfolio
              Service Class 2 (3/02; 12/96)(3)                                           --         --      (23.73)(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                                       (17.79)        --      (10.46)
            FTVIPT
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                               (34.72)        --      (30.45)
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                    --         --      (19.83)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(4)                                               (19.41)        --        0.92
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(5)                                                    --         --      (23.25)(b)
            MFS(R)
WSGI5         Investors Trust Series -
              Service Class (3/02; 10/95)(6)                                             --         --      (27.09)(b)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(6)                                              --         --      (32.34)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(6)                                              --         --      (14.41)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(6)                                              --         --      (21.68)(b)

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (29.26%)       --%         --%         (14.90%)
ESI           Bond Fund (2/95; 10/81)                                                 (3.67)      2.66        5.23            8.28
EMS           Cash Management Fund (2/95; 10/81)                                      (7.63)      2.43        2.56            4.42
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                           (25.96)        --          --           (7.63)
EIA           Extra Income Fund (8/99; 5/96)                                         (14.56)     (3.60)         --           (0.43)
WFDI5         Federal Income Fund (3/00; 9/99)                                        (3.41)        --          --            2.90
EMG           Managed Fund (2/95; 4/86)                                              (20.41)     (1.40)       4.78            6.84
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                                    (28.55)     (1.53)         --            3.41
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                                  (24.17)        --          --           (5.84)
            AIM V.I.
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                       (30.93)     (3.90)         --            5.56
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                       (36.34)     (3.85)         --            6.07
            FIDELITY(R) VIP
WFBA5         Balanced Portfolio
              Service Class 2 (3/02; 1/95)(3)                                        (16.80)     (0.75)         --            4.35
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(3)                                       (36.19)     (2.17)       6.59            8.56
WFFG5         Growth & Income Portfolio
              Service Class 2 (3/02; 12/96)(3)                                       (23.97)     (1.11)         --            3.24
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                                       (17.79)        --          --           13.66
            FTVIPT
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                               (34.72)     (0.61)         --            5.35
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                (17.10)        --          --           (1.27)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(4)                                               (19.41)      2.30          --            4.88
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(5)                                                (25.53)     (3.72)       6.04            4.92
            MFS(R)
WSGI5         Investors Trust Series -
              Service Class (3/02; 10/95)(6)                                         (27.90)     (4.54)         --            3.89
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(6)                                          (37.54)        --          --            0.82
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(6)                                          (13.57)      3.20          --            8.86
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(6)                                          (29.46)     (2.35)         --            7.41


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       5 YEARS      COMMENCEMENT
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(7)                                       (25.92%)         --%         (2.00%)
WINC5         Putnam VT Income Fund -
              Class IB Shares (3/02; 2/88)                                               --           --          (2.53)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(8)                                        (24.72)          --          (9.36)
              (previously Putnam VT International Growth Fund - Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(8)                                        (36.45)          --         (16.75)

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS   10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(7)                                    (25.92%)   (2.48%)     6.69%         8.51%
WINC5         Putnam VT Income Fund -
              Class IB Shares (3/02; 2/88)                                         (1.52)     4.03       4.86          5.87
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(8)                                     (24.72)     0.67         --          2.81
              (previously Putnam VT International Growth Fund - Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(8)                                     (36.45)    (5.74)        --         (1.70)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       5 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                               (23.97%)         --%        (18.06%)
ESI           Bond Fund (2/95; 10/81)                                                  3.84         2.66           5.38
EMS           Cash Management Fund (2/95; 10/81)                                      (0.47)        2.43           2.78
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                           (20.39)          --          (5.09)
EIA           Extra Income Fund (8/99; 5/96)                                          (8.00)          --          (4.73)
WFDI5         Federal Income Fund (3/00; 9/99)                                         4.12           --           5.43
EMG           Managed Fund (2/95; 4/86)                                              (14.36)       (1.40)          5.23
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                                    (23.21)       (1.53)         (0.70)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                                  (18.44)          --         (13.14)
            AIM V.I.
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                                           --           --         (23.14)(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                           --           --         (27.32)(b)
            FIDELITY(R) VIP
WFBA5         Balanced Portfolio
              Service Class 2 (3/02; 1/95)(3)                                            --           --          (9.80)(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(3)                                           --           --         (29.47)(b)
WFFG5         Growth & Income Portfolio
              Service Class 2 (3/02; 12/96)(3)                                           --           --         (17.97)(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                                       (11.51)          --          (6.45)
            FTVIPT
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                               (29.91)          --         (28.91)
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                    --           --         (13.73)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(4)                                               (13.27)          --           2.64
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(5)                                                    --           --         (17.48)(b)
            MFS(R)
WSGI5         Investors Trust Series -
              Service Class (3/02; 10/95)(6)                                             --           --         (21.63)(b)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(6)                                              --           --         (27.37)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(6)                                              --           --          (7.85)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(6)                                              --           --         (15.79)(b)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        5 YEARS       10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                     (23.97%)           --%            --%        (13.45%)
ESI           Bond Fund (2/95; 10/81)                                        3.84           2.66           5.23           8.28
EMS           Cash Management Fund (2/95; 10/81)                            (0.47)          2.43           2.56           4.42
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                 (20.39)            --             --          (6.04)
EIA           Extra Income Fund (8/99; 5/96)                                (8.00)         (3.60)            --          (0.43)
WFDI5         Federal Income Fund (3/00; 9/99)                               4.12             --             --           4.64
EMG           Managed Fund (2/95; 4/86)                                    (14.36)         (1.40)          4.78           6.84
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                          (23.21)         (1.53)            --           3.41
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                        (18.44)            --             --          (4.23)
            AIM V.I.
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                             (25.80)         (3.90)            --           5.56
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                             (31.67)         (3.85)            --           6.07
            FIDELITY(R) VIP
WFBA5         Balanced Portfolio
              Service Class 2 (3/02; 1/95)(3)                              (10.43)         (0.75)            --           4.35
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(3)                             (31.52)         (2.17)          6.59           8.56
WFFG5         Growth & Income Portfolio
              Service Class 2 (3/02; 12/96)(3)                             (18.23)         (1.11)            --           3.24
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                             (11.51)            --             --          13.66
            FTVIPT
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                     (29.91)         (0.61)            --           5.35
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                      (10.76)            --             --          (1.27)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(4)                                     (13.27)          2.30             --           4.88
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(5)                                      (19.93)         (3.72)          6.04           4.92
            MFS(R)
WSGI5         Investors Trust Series -
              Service Class (3/02; 10/95)(6)                               (22.50)         (4.54)            --           3.89
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(6)                                (32.98)            --             --           0.82
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(6)                                 (6.92)          3.20             --           8.86
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(6)                                (24.19)         (2.35)            --           7.41


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR       5 YEARS      COMMENCEMENT
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(7)                                       (20.35%)         --%         (2.00%)
WINC5         Putnam VT Income Fund -
              Class IB Shares (3/02; 2/88)                                               --           --           5.08(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(8)                                        (19.04)          --          (7.80)
              (previously Putnam VT International Growth Fund - Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(8)                                        (31.80)          --         (15.36)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR    5 YEARS     10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(7)                                     (20.35%)    (2.48%)       6.69%         8.51%
WINC5         Putnam VT Income Fund -
              Class IB Shares (3/02; 2/88)                                           6.18       4.03         4.86          5.87
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(8)                                      (19.04)      0.67           --          2.81
              (previously Putnam VT International Growth Fund - Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(8)                                      (31.80)     (5.74)          --         (1.70)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                                       PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                                     COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
WBCA9         Blue Chip Advantage Fund (3/02; 9/99)(1)                                           (23.80%)
WBND9         Bond Fund (3/02; 10/81)                                                             (0.73)
WCMG9         Cash Management Fund (3/02; 10/81)                                                  (1.85)
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                                        (21.37)
WEXI9         Extra Income Fund (3/02; 5/96)                                                      (8.54)
WFDI9         Federal Income Fund (3/02; 9/99)                                                     1.59
WMGD9         Managed Fund (3/02; 4/86)                                                          (12.97)
WNDM9         NEW DIMENSIONS FUND(R)(3/02; 5/96)                                                 (22.40)
WSCA9         Small Cap Advantage Fund (3/02; 9/99)                                              (17.34)
            AIM V.I.
WAAC9         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)                        (23.78)
WAVA9         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                              (27.94)
            FIDELITY(R) VIP
WFBA9         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                                 (13.00)
WFGR9         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                                  (30.09)
WFFG9         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)                         (18.62)
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(3)                                 (11.76)
            FTVIPT
WSMC9         Franklin Small Cap Fund - Class 2 (3/02; 11/95)(4)                                 (26.18)
WVAS9         Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(4)                 (14.42)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(4)                           (13.99)
WINT9         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)                        (18.15)
            MFS(R)
WSGI9         Investors Trust Series - Service Class (3/02; 10/95)(6)                            (22.24)
WSND9         New Discovery Series - Service Class (3/02; 5/98)(6)                               (28.00)
WSTR9         Total Return Series - Service Class (3/02; 1/95)(6)                                 (8.51)
WSUT9         Utilities Series - Service Class (3/02; 1/95)(6)                                   (16.47)
            PUTNAM VARIABLE TRUST
WGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                                    (21.00)
WINC9         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                                 4.31
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(8)                                                    (17.10)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS9         Putnam VT Vista Fund - Class IB Shares (3/02; 1/97)(8)                             (27.13)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR      5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA9         Blue Chip Advantage Fund (3/02; 9/99)(1)                               (24.75%)         --%          --%     (14.75%)
WBND9         Bond Fund (3/02; 10/81)                                                  2.92         1.62         4.73        7.19
WCMG9         Cash Management Fund (3/02; 10/81)                                      (1.35)        1.39         2.09        3.23
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                            (21.18)          --           --       (7.17)
WEXI9         Extra Income Fund (3/02; 5/96)                                          (8.15)       (4.67)          --       (1.53)
WFDI9         Federal Income Fund (3/02; 9/99)                                         3.20           --           --        3.73
WMGD9         Managed Fund (3/02; 4/86)                                              (15.18)       (2.54)        4.32        5.77
WNDM9         NEW DIMENSIONS FUND(R)(3/02; 5/96)                                     (24.02)       (2.70)          --        2.26
WSCA9         Small Cap Advantage Fund (3/02; 9/99)                                  (19.24)          --           --       (5.33)
            AIM V.I.
WAAC9         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)            (26.57)       (5.16)          --        4.39
WAVA9         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                  (32.42)       (5.10)          --        4.87
            FIDELITY(R) VIP
WFBA9         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                     (11.27)       (1.99)          --        3.17
WFGR9         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                      (32.27)       (3.37)        6.07        7.48
WFFG9         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)             (19.03)       (2.26)          --        2.21
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(3)                     (12.34)          --           --       12.61
            FTVIPT
WSMC9         Franklin Small Cap Fund - Class 2 (3/02; 11/95)(4)                     (30.65)       (1.82)          --        4.31
WVAS9         Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(4)     (11.60)          --           --       (2.39)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)(4)               (14.09)        1.26           --        3.91
WINT9         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)            (20.72)       (4.97)        5.52        3.69
            MFS(R)
WSGI9         Investors Trust Series - Service Class (3/02; 10/95)(6)                (23.25)       (5.81)          --        2.87
WSND9         New Discovery Series - Service Class (3/02; 5/98)(6)                   (33.72)          --           --       (0.30)
WSTR9         Total Return Series - Service Class (3/02; 1/95)(6)                     (7.74)        2.20           --        7.80
WSUT9         Utilities Series - Service Class (3/02; 1/95)(6)                       (24.99)       (3.54)          --        6.24
            PUTNAM VARIABLE TRUST
WGIN9         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                        (21.16)       (3.67)        6.21        7.32
WINC9         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                     5.20         3.04         4.35        4.85
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(8)                                        (19.86)       (0.43)          --        1.73
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS9         Putnam VT Vista Fund - Class IB Shares (3/02; 1/97)(8)                 (32.55)       (7.08)          --       (2.94)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                               1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                                 (23.82%)    (17.93%)
SBND2         Bond Fund (5/00; 10/81)                                                    3.95        5.74
SCMG2         Cash Management Fund (5/00; 10/81)                                        (0.34)       1.83
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                              (20.24)      (4.95)
WEXI3         Extra Income Fund (3/00; 5/96)                                            (7.91)      (5.51)
WFDI3         Federal Income Fund (3/00; 9/99)                                           4.24        5.56
SMGD2         Managed Fund (5/00; 4/86)                                                (14.22)     (11.87)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                      (23.06)     (19.38)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                    (18.30)     (13.01)
            AIM V.I.
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)                  --      (22.98)(b)
WAVA3         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                        --      (27.13)(b)
            FIDELITY(R) VIP
WFBA3         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                           --      (12.17)(b)
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                            --      (29.31)(b)
WFFG3         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)                   --      (17.81)(b)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                       (11.37)      (6.31)
            FTVIPT
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                       (29.75)     (28.75)
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                      --      (13.57)(b)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)                 (13.13)       2.61
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)                  --      (17.33)(b)
            MFS(R)
WSGI3         Investors Trust Series - Service Class (3/02; 10/95)(6)                      --      (21.45)(b)
WSND3         New Discovery Series - Service Class (3/02; 5/98)(6)                         --      (27.20)(b)
WSTR3         Total Return Series - Service Class (3/02; 1/95)(6)                          --       (7.69)(b)
WSUT3         Utilities Series - Service Class (3/02; 1/95)(6)                             --      (15.64)(b)
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                              --      (20.18)(b)
WINC3         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                         --        5.20(b)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                          (18.90)     (20.29)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                   (31.64)     (32.22)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                              (23.82%)       --%         --%     (13.31%)
SBND2         Bond Fund (5/00; 10/81)                                                 3.95       2.78        5.37        8.40
SCMG2         Cash Management Fund (5/00; 10/81)                                     (0.34)      2.55        2.72        4.56
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                           (20.24)        --          --       (5.91)
WEXI3         Extra Income Fund (3/00; 5/96)                                         (7.91)     (3.47)         --       (0.30)
WFDI3         Federal Income Fund (3/00; 9/99)                                        4.24         --          --        4.77
SMGD2         Managed Fund (5/00; 4/86)                                             (14.22)     (1.27)       4.95        7.03
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                   (23.06)     (1.41)         --        3.55
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                 (18.30)        --          --       (4.11)
            AIM V.I.
WAAC3         Capital Appreciation Fund, Series II Shares (3/02; 5/93)(2)           (25.65)     (3.77)         --        5.68
WAVA3         Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                 (31.50)     (3.71)         --        6.19
            FIDELITY(R) VIP
WFBA3         Balanced Portfolio Service Class 2 (3/02; 1/95)(3)                    (10.30)     (0.72)         --        4.33
WFGR3         Growth Portfolio Service Class 2 (3/02; 10/86)(3)                     (31.36)     (2.04)       6.71        8.68
WFFG3         Growth & Income Portfolio Service Class 2 (3/02; 12/96)(3)            (18.09)     (0.99)         --        3.36
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                    (11.37)        --          --       13.77
            FTVIPT
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                    (29.75)     (0.48)         --        5.48
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                               (10.62)        --          --       (1.14)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)              (13.13)      2.42          --        5.00
WINT3         Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(5)           (19.78)     (3.59)       6.16        5.04
            MFS(R)
WSGI3         Investors Trust Series - Service Class (3/02; 10/95)(6)               (22.33)     (4.40)         --        4.01
WSND3         New Discovery Series - Service Class (3/02; 5/98)(6)                  (32.82)        --          --        0.94
WSTR3         Total Return Series - Service Class (3/02; 1/95)(6)                    (6.77)      3.33          --        8.98
WSUT3         Utilities Series - Service Class (3/02; 1/95)(6)                      (24.05)     (2.22)         --        7.53
            PUTNAM VARIABLE TRUST
WGIN3         Putnam VT Growth and Income Fund -
              Class IB Shares (3/02; 2/88)(7)                                       (20.20)     (2.35)       6.86        8.69
WINC3         Putnam VT Income Fund - Class IB Shares (3/02; 2/88)                    6.28       4.15        4.98        5.99
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(8)                                       (18.90)      0.78          --        2.92
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(8)                (31.64)     (5.61)         --       (1.57)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                          SIMPLE YIELD   COMPOUND YIELD
EMS          AXP(R) Variable Portfolio - Cash Management Fund           (0.76%)        (0.76%)
SCMG2        AXP(R) Variable Portfolio - Cash Management Fund           (0.68)         (0.68)
SCMG1        AXP(R) Variable Portfolio - Cash Management Fund           (0.77)         (0.77)
WCMG1        AXP(R) Variable Portfolio - Cash Management Fund           (1.94)         (1.92)
WCMG9        AXP(R) Variable Portfolio - Cash Management Fund           (1.00)         (1.00)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a - b + 1) (TO THE POWER OF 6) - 1]
                            -----
                             cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                                 YIELD
ESI          AXP(R) Variable Portfolio - Bond Fund                          5.20%
SBND2        AXP(R) Variable Portfolio - Bond Fund                          5.33
SBND1        AXP(R) Variable Portfolio - Bond Fund                          5.23
WBND1        AXP(R) Variable Portfolio - Bond Fund                          4.89
WBND9        AXP(R) Variable Portfolio - Bond Fund                          3.67
EIA          AXP(R) Variable Portfolio - Extra Income Fund                  4.99
WEXI3        AXP(R) Variable Portfolio - Extra Income Fund                  5.06
SEXI1        AXP(R) Variable Portfolio - Extra Income Fund                  5.04
WEXI1        AXP(R) Variable Portfolio - Extra Income Fund                  5.03
WEXI9        AXP(R) Variable Portfolio - Extra Income Fund                  4.68
WFDI5        AXP(R) Variable Portfolio - Federal Income Fund                2.94
WFDI3        AXP(R) Variable Portfolio - Federal Income Fund                2.96
SFDI1        AXP(R) Variable Portfolio - Federal Income Fund                3.00
WFDI1        AXP(R) Variable Portfolio - Federal Income Fund                2.97
WFDI9        AXP(R) Variable Portfolio - Federal Income Fund                2.99


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                        www.ambest.com
Fitch                            www.fitchratings.com
Moody's                          www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.



YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.75  $   0.91  $   1.00        --
Accumulation unit value at end of period                                 $   0.57  $   0.75  $   0.91        --
Number of accumulation units outstanding at end of period (000 omitted)       157       118         5        --
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%       --

SUBACCOUNT WBCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.75  $   0.91  $   1.00        --
Accumulation unit value at end of period                                 $   0.57  $   0.75  $   0.91        --
Number of accumulation units outstanding at end of period (000 omitted)       804     1,097       789        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.77  $   0.93  $   1.00        --
Accumulation unit value at end of period                                 $   0.58  $   0.77  $   0.93        --
Number of accumulation units outstanding at end of period (000 omitted)       974     1,229       738        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.75  $   0.91  $   1.00        --
Accumulation unit value at end of period                                 $   0.57  $   0.75  $   0.91        --
Number of accumulation units outstanding at end of period (000 omitted)       238       282        81        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WBCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.78        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT ESI(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.47  $   1.38  $   1.33  $   1.33
Accumulation unit value at end of period                                 $   1.53  $   1.47  $   1.38  $   1.33
Number of accumulation units outstanding at end of period (000 omitted)     7,272     8,923     9,498     8,127
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT SBND2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.09  $   1.03  $   1.00        --
Accumulation unit value at end of period                                 $   1.14  $   1.09  $   1.03        --
Number of accumulation units outstanding at end of period (000 omitted)       264       317        64        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.09  $   1.03  $   1.00        --
Accumulation unit value at end of period                                 $   1.14  $   1.09  $   1.03        --
Number of accumulation units outstanding at end of period (000 omitted)       894     1,363       688        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.01        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        40        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WBND9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.01        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WBCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WBCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT ESI(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $   1.33  $   1.24  $   1.17  $   1.00
Accumulation unit value at end of period                                 $   1.33  $   1.33  $   1.24  $   1.17
Number of accumulation units outstanding at end of period (000 omitted)     5,689     2,544     1,377       414
Ratio of operating expense to average net assets                             1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SBND2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WBND9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.26  $   1.24  $   1.18  $   1.15
Accumulation unit value at end of period                                 $   1.26  $   1.26  $   1.24  $   1.18
Number of accumulation units outstanding at end of period (000 omitted)     8,572     8,409     4,421       941
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%
Simple yield(6)                                                             (0.76%)    0.18%     4.48%     4.52%
Compound yield(6)                                                           (0.76%)    0.18%     4.58%     4.62%

SUBACCOUNT SCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.05  $   1.03  $   1.00        --
Accumulation unit value at end of period                                 $   1.04  $   1.05  $   1.03        --
Number of accumulation units outstanding at end of period (000 omitted)     4,222     3,980     2,613        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --
Simple yield(6)                                                             (0.68%)    0.06%     4.45%       --
Compound yield(6)                                                           (0.68%)    0.06%     4.55%       --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.05  $   1.03  $   1.00        --
Accumulation unit value at end of period                                 $   1.04  $   1.05  $   1.03        --
Number of accumulation units outstanding at end of period (000 omitted)    12,876    11,399    11,511        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --
Simple yield(6)                                                             (0.77%)      --        --        --
Compound yield(6)                                                           (0.77%)      --        --        --

SUBACCOUNT WCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.99        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --
Simple yield(6)                                                             (1.94%)      --        --        --
Compound yield(6)                                                           (1.92%)      --        --        --

SUBACCOUNT WCMG9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.99        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       132        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --
Simple yield(5)                                                             (1.00%)      --        --        --
Compound yield(5)                                                           (1.00%)      --        --        --

SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $   1.09  $   1.08  $   1.00        --
Accumulation unit value at end of period                                 $   0.87  $   1.09  $   1.08        --
Number of accumulation units outstanding at end of period (000 omitted)       238       115         7        --
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%       --

SUBACCOUNT WDEI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $   1.09  $   1.08  $   1.00        --
Accumulation unit value at end of period                                 $   0.87  $   1.09  $   1.08        --
Number of accumulation units outstanding at end of period (000 omitted)       368       223        66        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $   1.08  $   1.07  $   1.00        --
Accumulation unit value at end of period                                 $   0.86  $   1.08  $   1.07        --
Number of accumulation units outstanding at end of period (000 omitted)       179       367        52        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $   1.08  $   1.08  $   1.00        --
Accumulation unit value at end of period                                 $   0.86  $   1.08  $   1.08        --
Number of accumulation units outstanding at end of period (000 omitted)       325       144        40        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $   1.11  $   1.07  $   1.03  $   1.00
Accumulation unit value at end of period                                 $   1.15  $   1.11  $   1.07  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)       749       231       241       132
Ratio of operating expense to average net assets                             1.40%     1.40%     1.50%     1.50%
Simple yield(6)                                                              3.29%     3.71%     3.26%     3.53%
Compound yield(6)                                                            3.34%     3.78%     3.32%     3.59%

SUBACCOUNT SCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --
Simple yield(6)                                                                --        --        --        --
Compound yield(6)                                                              --        --        --        --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --
Simple yield(6)                                                                --        --        --        --
Compound yield(6)                                                              --        --        --        --

SUBACCOUNT WCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --
Simple yield(6)                                                                --        --        --        --
Compound yield(6)                                                              --        --        --        --

SUBACCOUNT WCMG9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --
Simple yield(5)                                                                --        --        --        --
Compound yield(5)                                                              --        --        --        --

SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WDEI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT EIA(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $   0.93  $   0.90  $   1.00  $   1.00
Accumulation unit value at end of period                                 $   0.85  $   0.93  $   0.90  $   1.00
Number of accumulation units outstanding at end of period (000 omitted)     2,403     5,449       556         8
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WEXI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $   0.90  $   0.87  $   1.00        --
Accumulation unit value at end of period                                 $   0.83  $   0.90  $   0.87        --
Number of accumulation units outstanding at end of period (000 omitted)       835       633       310        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $   0.91  $   0.88  $   1.00        --
Accumulation unit value at end of period                                 $   0.83  $   0.91  $   0.88        --
Number of accumulation units outstanding at end of period (000 omitted)     3,634     2,458       390        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $   0.90  $   0.87  $   1.00        --
Accumulation unit value at end of period                                 $   0.83  $   0.90  $   0.87        --
Number of accumulation units outstanding at end of period (000 omitted)        80        90         8        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WEXI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.92        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $   1.11  $   1.06  $   1.00        --
Accumulation unit value at end of period                                 $   1.16  $   1.11  $   1.06        --
Number of accumulation units outstanding at end of period (000 omitted)       248       117        39        --
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%       --

SUBACCOUNT WFDI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $   1.10  $   1.05  $   1.00        --
Accumulation unit value at end of period                                 $   1.15  $   1.10  $   1.05        --
Number of accumulation units outstanding at end of period (000 omitted)     2,375     1,609       272        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $   1.11  $   1.06  $   1.00        --
Accumulation unit value at end of period                                 $   1.16  $   1.11  $   1.06        --
Number of accumulation units outstanding at end of period (000 omitted)       397       424        24        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WFDI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $   1.10  $   1.05  $   1.00        --
Accumulation unit value at end of period                                 $   1.14  $   1.10  $   1.05        --
Number of accumulation units outstanding at end of period (000 omitted)       864       413        65        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WFDI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.02        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT EIA(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WEXI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WEXI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFDI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFDI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFDI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   1.76  $   1.99  $   2.07  $   1.83
Accumulation unit value at end of period                                 $   1.51  $   1.76  $   1.99  $   2.07
Number of accumulation units outstanding at end of period (000 omitted)     5,336     6,404     6,779     5,985
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT SMGD2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   0.83  $   0.94  $   1.00        --
Accumulation unit value at end of period                                 $   0.71  $   0.83  $   0.94        --
Number of accumulation units outstanding at end of period (000 omitted)       426       178        51        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SMGD1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   0.86  $   0.98  $   1.00        --
Accumulation unit value at end of period                                 $   0.74  $   0.86  $   0.98        --
Number of accumulation units outstanding at end of period (000 omitted)       915       851       613        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WMGD1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.82        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WMGD9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.82        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   1.27  $   1.54  $   1.72  $   1.32
Accumulation unit value at end of period                                 $   0.98  $   1.27  $   1.54  $   1.72
Number of accumulation units outstanding at end of period (000 omitted)     3,938     4,237     3,717     2,141
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WNDM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   0.71  $   0.86  $   1.00        --
Accumulation unit value at end of period                                 $   0.54  $   0.71  $   0.86        --
Number of accumulation units outstanding at end of period (000 omitted)     2,700     3,128     2,130        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   0.74  $   0.90  $   1.00        --
Accumulation unit value at end of period                                 $   0.57  $   0.74  $   0.90        --
Number of accumulation units outstanding at end of period (000 omitted)     2,097     2,896     2,468        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   0.70  $   0.86  $   1.00        --
Accumulation unit value at end of period                                 $   0.54  $   0.70  $   0.86        --
Number of accumulation units outstanding at end of period (000 omitted)       529       363       198        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WNDM9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $   1.60  $   1.36  $   1.18  $   1.00
Accumulation unit value at end of period                                 $   1.83  $   1.60  $   1.36  $   1.18
Number of accumulation units outstanding at end of period (000 omitted)     4,684     2,944     1,546       589
Ratio of operating expense to average net assets                             1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SMGD2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SMGD1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMGD1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMGD9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $   1.05  $   1.00        --        --
Accumulation unit value at end of period                                 $   1.32  $   1.05        --        --
Number of accumulation units outstanding at end of period (000 omitted)     1,108        69        --        --
Ratio of operating expense to average net assets                             1.40%     1.40%       --        --

SUBACCOUNT WNDM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WNDM9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.83  $   0.90  $   1.00        --
Accumulation unit value at end of period                                 $   0.68  $   0.83  $   0.90        --
Number of accumulation units outstanding at end of period (000 omitted)       173        89        16        --
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%       --

SUBACCOUNT WSCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.83  $   0.90  $   1.00        --
Accumulation unit value at end of period                                 $   0.67  $   0.83  $   0.90        --
Number of accumulation units outstanding at end of period (000 omitted)       350       367       173        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SSCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.92  $   1.00  $   1.00        --
Accumulation unit value at end of period                                 $   0.75  $   0.92  $   1.00        --
Number of accumulation units outstanding at end of period (000 omitted)       259       474       147        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   0.82  $   0.89  $   1.00        --
Accumulation unit value at end of period                                 $   0.67  $   0.82  $   0.89        --
Number of accumulation units outstanding at end of period (000 omitted)        78        79        39        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WSCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WAAC5(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WAAC3(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         1        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WAAC8(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WAAC1(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WAAC9(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WAVA5(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SSCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAAC5(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAAC3(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAAC8(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAAC1(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAAC9(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAVA5(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAVA3(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         2        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WAVA8(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WAVA1(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WAVA9(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WFBA5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.91        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WFBA3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.91        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WFBA8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.91        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         3        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WFBA1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.91        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WFBA9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.91        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WFGR5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        14        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WFGR3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        41        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAVA3(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAVA8(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAVA1(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WAVA9(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFBA5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFBA3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFBA8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFBA1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFBA9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFGR5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFGR3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WFGR1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WFGR9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.72        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WFFG5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WFFG3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WFFG8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WFFG1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         2        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WFFG9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WMDC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.06  $   1.00        --        --
Accumulation unit value at end of period                                 $   0.94  $   1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)       250        94        --        --
Ratio of operating expense to average net assets                             1.40%     1.40%       --        --

SUBACCOUNT WMDC3(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.06  $   1.00        --        --
Accumulation unit value at end of period                                 $   0.94  $   1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)       559       156        --        --
Ratio of operating expense to average net assets                             1.50%     1.50%       --        --

SUBACCOUNT WMDC8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.89        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        27        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFGR1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFGR9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFFG5(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFFG3(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFFG8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFFG1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WFFG9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMDC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMDC3(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMDC8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.06  $   1.00        --        --
Accumulation unit value at end of period                                 $   0.94  $   1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)       290        13        --        --
Ratio of operating expense to average net assets                             1.70%     1.70%       --        --

SUBACCOUNT WMDC9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.89        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   0.51  $   0.61  $   1.00        --
Accumulation unit value at end of period                                 $   0.36  $   0.51  $   0.61        --
Number of accumulation units outstanding at end of period (000 omitted)       967       723       260        --
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%       --

SUBACCOUNT WSMC3(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   0.51  $   0.61  $   1.00        --
Accumulation unit value at end of period                                 $   0.35  $   0.51  $   0.61        --
Number of accumulation units outstanding at end of period (000 omitted)     2,561     2,597       797        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT WSMC8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.75        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   0.50  $   0.60  $   1.00        --
Accumulation unit value at end of period                                 $   0.35  $   0.50  $   0.60        --
Number of accumulation units outstanding at end of period (000 omitted)     1,008       617       120        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WSMC9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.75        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WVAS5(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        55        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WVAS3(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        61        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WVAS8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WVAS1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        11        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMDC9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSMC3(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSMC8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSMC9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVAS5(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVAS3(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVAS8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVAS1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT EMU(10) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.23  $   1.17  $   1.05  $   1.00
Accumulation unit value at end of period                                 $   1.07  $   1.23  $   1.17  $   1.05
Number of accumulation units outstanding at end of period (000 omitted)       966       546       170        31
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WMSS3(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.17  $   1.11  $   1.00        --
Accumulation unit value at end of period                                 $   1.02  $   1.17  $   1.11        --
Number of accumulation units outstanding at end of period (000 omitted)     1,063       324        39        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT SMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.25  $   1.19  $   1.00        --
Accumulation unit value at end of period                                 $   1.09  $   1.25  $   1.19        --
Number of accumulation units outstanding at end of period (000 omitted)       690       473        79        --
Ratio of operating expense to average net assets                             1.60%     1.60%     1.60%       --

SUBACCOUNT WMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.17  $   1.11  $   1.00        --
Accumulation unit value at end of period                                 $   1.01  $   1.17  $   1.11        --
Number of accumulation units outstanding at end of period (000 omitted)       324        24         6        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WMSS9(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.87        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WINT5(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       286        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WINT3(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        76        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WINT8(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       330        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WINT1(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         1        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WINT9(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.83        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT EMU(10) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMSS3(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT SMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WMSS9(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINT5(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINT3(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINT8(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINT1(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINT9(3),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSGI5(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WSGI3(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WSGI8(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WSGI1(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WSGI9(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.80        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WSND5(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        20        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WSND3(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         9        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WSND8(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WSND1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         1        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WSND9(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.73        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WSTR5(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        11        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSGI5(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSGI3(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSGI8(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSGI1(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSGI9(3) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSND5(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSND3(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSND8(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSND1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSND9(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSTR5(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR3(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        26        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WSTR8(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         6        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WSTR1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.93        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         7        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WSTR9(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.92        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT WSUT5(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         6        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WSUT3(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        10        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WSUT8(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WSUT1(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         9        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WSUT9(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT  EPG(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.16  $   1.26  $   1.18  $   1.18
Accumulation unit value at end of period                                 $   0.93  $   1.16  $   1.26  $   1.18
Number of accumulation units outstanding at end of period (000 omitted)     5,706     6,280     6,616     4,302
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WGIN3(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.81        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        22        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR3(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSTR8(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSTR1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSTR9(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSUT5(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSUT3(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSUT8(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSUT1(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WSUT9(3) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT  EPG(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.18        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       239        --        --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WGIN3(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIN8(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.81        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.81        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WGIN9(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.81        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT  WINC5(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         7        --             --        --
Ratio of operating expense to average net assets                             1.40%       --        --        --

SUBACCOUNT WINC3(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        12        --        --        --
Ratio of operating expense to average net assets                             1.50%       --        --        --

SUBACCOUNT WINC8(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        16        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WINC1(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.70%       --        --        --

SUBACCOUNT WINC9(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT EPL(10) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.93  $   1.19  $   1.33  $   1.00
Accumulation unit value at end of period                                 $   0.76  $   0.93  $   1.19  $   1.33
Number of accumulation units outstanding at end of period (000 omitted)     1,856     1,775     2,192       347
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WIGR3(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.59  $   0.75  $   1.00        --
Accumulation unit value at end of period                                 $   0.48  $   0.59  $   0.75        --
Number of accumulation units outstanding at end of period (000 omitted)     3,437     4,040     2,678        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIN8(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WGIN9(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT  WINC5(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINC3(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINC8(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINC1(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WINC9(3) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT EPL(10) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WIGR3(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                        2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR8(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.85        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)         7        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.58  $   0.75  $   1.00        --
Accumulation unit value at end of period                                 $   0.47  $   0.58  $   0.75        --
Number of accumulation units outstanding at end of period (000 omitted)     1,350     1,244       708        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WIGR9(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

SUBACCOUNT EPT(7) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.92  $   1.40  $   1.48  $   1.00
Accumulation unit value at end of period                                 $   0.63  $   0.92  $   1.40  $   1.48
Number of accumulation units outstanding at end of period (000 omitted)       888       782       403         1
Ratio of operating expense to average net assets                             1.40%     1.40%     1.40%     1.40%

SUBACCOUNT WVIS3(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.48  $   0.74  $   1.00        --
Accumulation unit value at end of period                                 $   0.33  $   0.48  $   0.74        --
Number of accumulation units outstanding at end of period (000 omitted)     3,966     4,624     2,513        --
Ratio of operating expense to average net assets                             1.50%     1.50%     1.50%       --

SUBACCOUNT WVIS8(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.60%       --        --        --

SUBACCOUNT WVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   0.48  $   0.73  $   1.00        --
Accumulation unit value at end of period                                 $   0.33  $   0.48  $   0.73        --
Number of accumulation units outstanding at end of period (000 omitted)     1,246     1,676       814        --
Ratio of operating expense to average net assets                             1.70%     1.70%     1.70%       --

SUBACCOUNT WVIS9(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $   1.00        --        --        --
Accumulation unit value at end of period                                 $   0.74        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                             1.80%       --        --        --

YEAR ENDED DEC. 31,                                                        1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR8(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WIGR9(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT EPT(7) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVIS3(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVIS8(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --

SUBACCOUNT WVIS9(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                 --        --        --        --
Accumulation unit value at end of period                                       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --
Ratio of operating expense to average net assets                               --        --        --        --



(1)  Operations commenced on March 3, 2000.

(2)  Operations commenced on Feb. 11, 2000.

(3)  Operations commenced on March 1, 2002.

(4)  Operations commenced on Feb. 21, 1995.

(5)  Operations commenced on May 1, 2000.

(6) Net of annual contract administrative charge and mortality and expense risk fee.

(7)  Operations commenced on Aug. 26, 1999.

(8)  Operations commenced on Oct. 29, 1997.

(9)  Operations commenced on May 1, 2001.

(10) Operations commenced on Sept. 22, 1999.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(12) Operations commenced on Oct. 5, 1998.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Flexchoice(SM) Variable Annuity (comprised of subaccounts WBCA5, WBCA3, SBCA1, WBCA1, WBCA9, ESI, SBND2, SBND1, WBND1, WBND9, EMS, SCMG2, SCMG1, WCMG1, WCMG9, WDEI5, WDEI3, SDEI1, WDEI1, WDEI9, EIA, WEXI3, SEXI1, WEXI1, WEXI9, WFDI5, WFDI3, SFDI1, WFDI1, WFDI9, EMG, SMGD2, SMGD1, WMGD1, WMGD9, EGD, WNDM3, SNDM1, WNDM1, WNDM9, WSCA5, WSCA3, SSCA1,WSCA1, WSCA9, WAAC5, WAAC3, WAAC8, WAAC1, WAAC9, WAVA5, WAVA3, WAVA8, WAVA1, WAVA9, WFBA5, WFBA3, WFBA8, WFBA1, WFBA9, WFGR5, WFGR3, WFGR8, WFGR1, WFGR9, WFFG5, WFFG3, WFFG8, WFFG1, WFFG9, WMDC5, WMDC3, WMDC8, WMDC1, WMDC9, WSMC5, WSMC3, WSMC8, WSMC1, WSMC9, WVAS5, WVAS3, WVAS8, WVAS1, WVAS9, EMU, WMSS3, SMSS1, WMSS1, WMSS9, WINT5, WINT3, WINT8, WINT1, WINT9, WSGI5, WSGI3, WSGI8, WSGI1, WSGI9, WSND5, WSND3, WSND8, WSND1, WSND9, WSTR5, WSTR3, WSTR8, WSTR1, WSTR9, WSUT5, WSUT3, WSUT8, WSUT1, WSUT9, EPG, WGIN3, WGIN8, WGIN1, WGIN9, WINC5, WINC3, WINC8, WINC1, WINC9, EPL, WIGR3, WIGR8, WIGR1, WIGR9, EPT, WVIS3, WVIS8, WVIS1 and WVIS9) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Flexchoice(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                               WBCA5          WBCA3          SBCA1          WBCA1          WBCA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    121,752   $    681,508   $    798,379   $    196,325   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     90,592   $    460,547   $    568,761   $    135,846   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      90,592        460,547        568,761        135,846             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    99            546            728            182             --
    Administrative charge                                             12             61             75             18             --
    Contract terminations                                            484             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    595            607            803            200             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         89,997        459,940        567,958        135,646             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     89,997   $    459,940   $    567,958   $    135,646   $         --
====================================================================================================================================
Accumulation units outstanding                                   156,883        804,451        973,865        238,439             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.57   $       0.57   $       0.58   $       0.57   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    ESI           SBND2          SBND1          WBND1          WBND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 11,517,026   $    296,578   $  1,003,878   $     39,642   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $ 11,099,579   $    300,042   $  1,014,347   $     40,005   $         --
Dividends receivable                                              48,837          1,509          5,123            105             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --            404             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,148,416        301,551      1,019,470         40,514             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                12,542            428          1,540             32             --
    Administrative charge                                          1,505             48            159              3             --
    Contract terminations                                          2,945            404          2,118             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 16,992            880          3,817             35             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     11,117,524        300,671      1,015,653         40,479             --
Net assets applicable to contracts in payment period              13,900             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 11,131,424   $    300,671   $  1,015,653   $     40,479   $         --
====================================================================================================================================
Accumulation units outstanding                                 7,272,250        264,312        894,148         39,987             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.53   $       1.14   $       1.14   $       1.01   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    EMS           SCMG2         SCMG1          WCMG1          WCMG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 10,774,913   $  4,479,257   $ 13,416,429   $         --   $    130,744
                                                            ------------------------------------------------------------------------
    at market value                                         $ 10,774,903   $  4,479,257   $ 13,416,402   $         --   $    130,744
Dividends receivable                                               7,328          3,479         10,759             --            100
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  35,164             --         44,561             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,817,395      4,482,736     13,471,722             --        130,844
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                10,388          5,387         17,928             --            190
    Administrative charge                                          1,246            599          1,855             --             17
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 11,634          5,986         19,783             --            207
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,805,565      4,409,908     13,451,939             --        130,637
Net assets applicable to contracts in payment period                 196         66,842             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 10,805,761   $  4,476,750   $ 13,451,939   $         --   $    130,637
====================================================================================================================================
Accumulation units outstanding                                 8,571,906      4,222,295     12,876,367             --        132,247
====================================================================================================================================
Net asset value per accumulation unit                       $       1.26   $       1.04   $       1.04   $         --   $       0.99
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WDEI5          WDEI3          SDEI1          WDEI1          WDEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    230,497   $    380,452   $    247,938   $    332,989   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    199,769   $    319,687   $    211,731   $    280,132   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   7,108             --             --            591             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     206,877        319,687        211,731        280,723             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   192            377            269            358             --
    Administrative charge                                             23             42             28             35             --
    Contract terminations                                             --            591         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    215          1,010         57,912            393             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        206,662        318,677        153,819        280,330             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    206,662   $    318,677   $    153,819   $    280,330   $         --
====================================================================================================================================
Accumulation units outstanding                                   237,913        367,895        178,949        325,464             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.87   $       0.86   $       0.86   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EIA           WEXI3          SEXI1          WEXI1          WEXI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,120,825   $    782,230   $  2,976,866   $     77,535   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,048,313   $    688,058   $  3,024,792   $     66,046   $         --
Dividends receivable                                               7,684          2,864         12,550            276             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,055,997        690,922      3,037,342         66,322             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,036            813          3,837             90             --
    Administrative charge                                            245             90            397              9             --
    Contract terminations                                            283             --             53             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,564            903          4,287             99             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,053,433        690,019      3,033,055         66,223             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,053,433   $    690,019   $  3,033,055   $     66,223   $         --
====================================================================================================================================
Accumulation units outstanding                                 2,402,885        834,534      3,634,321         79,999             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       0.83   $       0.83   $       0.83   $         --
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WFDI5          WFDI3          SFDI1         WFDI1          WFDI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    284,135   $  2,669,094   $    522,421   $    971,834            $--
                                                            ------------------------------------------------------------------------
    at market value                                         $    287,795   $  2,721,604   $    526,870   $    986,738            $--
Dividends receivable                                                 785          6,663          1,415          2,480             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     288,580      2,728,267        528,285        989,218             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   351          3,210            728          1,370             --
    Administrative charge                                             42            357             75            133             --
    Contract terminations                                            961             --         68,310             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,354          3,567         69,113          1,503             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        287,226      2,724,700        459,172        987,715             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    287,226   $  2,724,700   $    459,172   $    987,715   $         --
====================================================================================================================================
Accumulation units outstanding                                   248,245      2,375,336        396,901        863,865             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.16   $       1.15   $       1.16   $       1.14   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EMG            SMGD2          SMGD1          WMGD1          WMGD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 11,909,007   $    293,404   $    852,899   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $  8,076,150   $    302,584   $    677,661   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,076,150        302,584        677,661             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 8,906            367            874             --             --
    Administrative charge                                          1,069             41             90             --             --
    Contract terminations                                          3,209             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,184            408            964             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,053,290        302,176        676,697             --             --
Net assets applicable to contracts in payment period               9,676             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  8,062,966   $    302,176   $    676,697   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                 5,336,150        426,092        914,814             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.51   $       0.71   $       0.74   $         --   $         --
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EGD            WNDM3          SNDM1          WNDM1         WNDM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  5,769,444   $  2,290,598   $  1,654,069   $    392,883   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,838,918   $  1,470,588   $  1,192,371   $    285,527   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  10,329             --             --            680             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,849,247      1,470,588      1,192,371        286,207             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,192          1,745          1,635            367             --
    Administrative charge                                            503            194            169             35             --
    Contract terminations                                             --            583            140             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,695          2,522          1,944            402             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,844,552      1,468,066      1,190,427        285,805             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,844,552   $  1,468,066   $  1,190,427   $    285,805   $         --
====================================================================================================================================
Accumulation units outstanding                                 3,938,306      2,700,114      2,096,659        528,544             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.98   $       0.54   $       0.57   $       0.54   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WSCA5          WSCA3          SSCA1         WSCA1          WSCA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    126,810   $    272,872   $    223,399   $     66,019   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    112,148   $    236,518   $    194,797   $     52,624   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   4,666             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     116,814        236,518        194,797         52,624             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   122            278            247             71             --
    Administrative charge                                             14             31             26              7             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    136            309            273             78             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        116,678        236,209        194,524         52,546             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    116,678   $    236,209   $    194,524   $     52,546   $         --
====================================================================================================================================
Accumulation units outstanding                                   172,548        350,329        258,509         78,369             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.68   $       0.67   $       0.75   $       0.67   $         --
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WAAC5          WAAC3          WAAC8          WAAC1         WAAC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $      1,082   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $      1,049   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              1             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --          1,050             --             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              1             --             --             --
    Administrative charge                                             --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              1             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --          1,049             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $      1,049   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                        --          1,329             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.79   $         --   $         --   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WAVA5          WAVA3          WAVA8          WAVA1          WAVA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $      2,004   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $      1,543   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --              2             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --          1,545             --             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --              2             --             --             --
    Administrative charge                                             --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              2             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --          1,543             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $      1,543   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                        --          2,083             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $       0.74   $         --   $         --   $         --
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WFBA5          WFBA3          WFBA8          WFBA1          WFBA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $      2,504   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $      2,494   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --              4             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          --             --          2,498             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --             --              4             --             --
    Administrative charge                                             --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --              4             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --          2,494             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $      2,494   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                        --             --          2,737             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $       0.91   $         --   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WFGR5          WFGR3          WFGR8          WFGR1          WFGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     10,127   $     31,101   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $      9,926   $     29,511   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                8             39             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       9,934         29,550             --             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     7             35             --             --             --
    Administrative charge                                              1              4             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      8             39             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          9,926         29,511             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $      9,926   $     29,511   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                    13,654         40,626             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $       0.73   $         --   $         --   $         --
====================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WFFG5          WFFG3          WFFG8          WFFG1          WFFG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $         --   $      2,090   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $         --   $      2,045   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
 Total assets                                                         --             --             --          2,047             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    --             --             --              2             --
    Administrative charge                                             --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --             --              2             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --             --          2,045             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $         --   $      2,045   $         --
====================================================================================================================================
Accumulation units outstanding                                        --             --             --          2,417             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $         --   $       0.85   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WMDC5          WMDC3          WMDC8          WMDC1          WMDC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    252,211   $    561,020   $     24,414   $    284,588   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    236,032   $    526,005   $     24,437   $    272,137   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   2,987             --             --          2,224             --
Receivable from mutual funds and portfolios
  for share redemptions                                              279            891             17            372             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     239,298        526,896         24,454        274,733             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   249            624             15            339             --
    Administrative charge                                             30             69              2             33             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,987            198             --          2,224             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,266            891             17          2,596             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        236,032        526,005         24,437        272,137             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    236,032   $    526,005   $     24,437   $    272,137   $         --
====================================================================================================================================
Accumulation units outstanding                                   250,328        558,897         27,389        290,136             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.94   $       0.89   $       0.94   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WSMC5          WSMC3          WSMC8          WSMC1          WSMC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    467,785   $  1,329,424   $         --   $    485,150   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    344,147   $    908,848   $         --   $    355,719   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              413          1,202             --            537             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     344,560        910,050             --        356,256             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   369          1,082             --            490             --
Administrative charge                                                 44            120             --             47             --
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    413          1,202             --            537             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        344,147        908,848             --        355,719             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    344,147   $    908,848   $         --   $    355,719   $         --
====================================================================================================================================
Accumulation units outstanding                                   967,199      2,561,254             --      1,008,143             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.36   $       0.35   $         --   $       0.35   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WVAS5          WVAS3          WVAS8          WVAS1          WVAS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     51,280   $     52,118   $         --   $      9,175   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     48,459   $     53,460   $         --   $      9,442   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --            837             --
Receivable from mutual funds and portfolios
  for share redemptions                                               57             65             --             11             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      48,516         53,525             --         10,290             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    51             58             --             10             --
    Administrative charge                                              6              7             --              1             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --            837             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     57             65             --            848             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         48,459         53,460             --          9,442             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     48,459   $     53,460   $         --   $      9,442   $         --
====================================================================================================================================
Accumulation units outstanding                                    55,181         60,931             --         10,780             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.88   $       0.88   $         --   $       0.88   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    EMU           WMSS3          SMSS1          WMSS1          WMSS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,160,955   $  1,220,257   $    861,709   $    368,194   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,036,562   $  1,083,557   $    750,820   $    328,032   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     226             --             --          1,965             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,235          1,622         58,832            474             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,038,023      1,085,179        809,652        330,471             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,103          1,280          1,098            432             --
    Administrative charge                                            132            142            114             42             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          226            200         57,620          1,965             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,461          1,622         58,832          2,439             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,036,562      1,083,557        750,820        328,032             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,036,562   $  1,083,557   $    750,820   $    328,032   $         --
====================================================================================================================================
Accumulation units outstanding                                   966,393      1,062,839        690,469        323,576             --
====================================================================================================================================
Net asset value per accumulation unit                       $       1.07   $       1.02   $       1.09   $       1.01   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WINT5          WINT3          WINT8          WINT1          WINT9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    270,685   $     63,969   $    327,228   $      1,112   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    240,268   $     64,010   $    276,091   $      1,077   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         60,549             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              336             (4)           454              2             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     240,604   $    124,555        276,545          1,079             --
====================================================================================================================================
LIABILITIES
Payable to American  Enterprise Life for:
    Mortality and expense risk fee                                   300             (4)           411              2             --
    Administrative charge                                             36             --             43             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --         60,549             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    336         60,545            454              2             --
====================================================================================================================================
Net assets applicable to contracts in accumulation period        240,268         64,010        276,091          1,077             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    240,268   $     64,010   $    276,091   $      1,077   $         --
====================================================================================================================================
Accumulation units outstanding                                   286,481         76,479        330,157          1,288             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.84   $       0.84   $       0.84   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WSGI5          WSGI3          WSGI8          WSGI1          WSGI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $         --   $         --   $         --   $         --   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $         --   $         --   $         --   $         --   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                1             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           1             --             --             --             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     1             --             --             --             --
    Administrative charge                                             --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      1             --             --             --             --
====================================================================================================================================
Net assets applicable to contracts in accumulation period             --             --             --             --             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $         --   $         --   $         --   $         --   $         --
====================================================================================================================================
Accumulation units outstanding                                        --             --             --             --             --
====================================================================================================================================
Net asset value per accumulation unit                       $         --   $         --   $         --   $         --   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WSND5          WSND3          WSND8          WSND1          WSND9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     16,029   $      6,833   $         --   $        566   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     14,828   $      6,816   $         --   $        529   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               13              9             --              1             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      14,841          6,825             --            530             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    12              8             --              1             --
    Administrative charge                                              1              1             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     13              9             --              1             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         14,828          6,816             --            529             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     14,828   $      6,816   $         --   $        529   $         --
====================================================================================================================================
Accumulation units outstanding                                    20,207          9,296             --            722             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $       0.73   $         --   $       0.73   $         --
====================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    WSTR5          WSTR3          WSTR8          WSTR1         WSTR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     10,125   $     23,689   $      5,038   $      6,168   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $     10,117   $     23,709   $      5,132   $      6,147   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --              4             --
Receivable from mutual funds and portfolios
  for share redemptions                                                7             31              7              8             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      10,124         23,740          5,139          6,159             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                     6             28              6              7             --
    Administrative charge                                              1              3              1              1             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      7             31              7              8             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         10,117         23,709          5,132          6,151             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     10,117   $     23,709   $      5,132   $      6,151   $         --
====================================================================================================================================
Accumulation units outstanding                                    10,912         25,588          5,543          6,649             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       0.93   $       0.93   $       0.93   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSUT5         WSUT3         WSUT8         WSUT1         WSUT9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,009  $      8,267  $         --  $      7,704  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $      4,730  $      8,419  $         --  $      7,986  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               6             8            --            10            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,736         8,427            --         7,996            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             7            --             9            --
    Administrative charge                                             1             1            --             1            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6             8            --            10            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,730         8,419            --         7,986            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,730  $      8,419  $         --  $      7,986  $         --
===============================================================================================================================
Accumulation units outstanding                                    5,557         9,901            --         9,443            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.85  $         --  $       0.85  $         --
===============================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPG          WGIN3         WGIN8         WGIN1         WGIN9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,299,936  $     16,616  $         --  $         --  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $  5,290,870  $     17,903  $         --  $         --  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     63            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,497            23            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,297,430        17,926            --            --            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,801            21            --            --            --
    Administrative charge                                           696             2            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          63            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,560            23            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,290,870        17,903            --            --            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,290,870  $     17,903  $         --  $         --  $         --
===============================================================================================================================
Accumulation units outstanding                                5,706,345        21,971            --            --            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.93  $       0.81  $         --  $         --  $         --
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WINC5         WINC3         WINC8         WINC1         WINC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,449  $     12,159  $     16,932  $         --  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $      7,793  $     12,526  $     17,205  $         --  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              10            16            24            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,803        12,542        17,229            --            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    9            14            22            --            --
    Administrative charge                                             1             2             2            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    10            16            24            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,793        12,526        17,205            --            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,793  $     12,526  $     17,205  $         --  $         --
===============================================================================================================================
Accumulation units outstanding                                    7,423        11,944        16,423            --            --
===============================================================================================================================
Net asset value per accumulation unit                      $       1.05  $       1.05  $       1.05  $         --  $         --
===============================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPL          WIGR3         WIGR8         WIGR1         WIGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,974,066  $  1,583,116  $      5,859  $    937,854  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $  1,401,442  $  1,635,341  $      5,709  $    638,850  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,626            --            --         2,697            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,680         2,863             8           928            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,407,748     1,638,204         5,717       642,475            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,500         1,858             7           846            --
    Administrative charge                                           180           206             1            82            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       4,626           799            --         2,697            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,306         2,863             8         3,625            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,401,442     1,635,341         5,709       638,850            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,401,442  $  1,635,341  $      5,709  $    638,850  $         --
===============================================================================================================================
Accumulation units outstanding                                1,855,909     3,436,550         6,745     1,349,999            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.76  $       0.48  $       0.85  $       0.47  $         --
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPT          WVIS3         WVIS8         WVIS1         WVIS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,008,117  $  2,668,758  $         --  $    835,090  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $    557,602  $  1,306,319  $         --  $    407,915  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             676         1,736            --           612            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    558,278     1,308,055            --       408,527            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  604         1,562            --           558            --
    Administrative charge                                            72           174            --            54            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   676         1,736            --           612            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       557,602     1,306,319            --       407,915            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    557,602  $  1,306,319  $         --  $    407,915  $         --
===============================================================================================================================
Accumulation units outstanding                                  888,229     3,966,340            --     1,245,640            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.63  $       0.33  $         --  $       0.33  $         --
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                WBCA5          WBCA3          SBCA1          WBCA1         WBCA9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        781   $      5,290   $      6,547   $      1,285   $         --
Variable account expenses                                         1,364         10,616         13,456          2,769             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (583)        (5,326)        (6,909)        (1,484)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,333        457,313        688,667         43,225             16
    Cost of investments sold                                     10,342        654,555        846,209         53,336             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,009)      (197,242)      (157,542)       (10,111)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,845)       (36,883)       (83,000)       (32,519)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (26,854)      (234,125)      (240,542)       (42,630)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (27,437)  $   (239,451)  $   (247,451)  $    (44,114)  $         (5)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ESI           SBND2          SBND1         WBND1(1)       WBND9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    625,114   $     18,078   $     87,480   $        182  $          --
Variable account expenses                                       173,542          5,354         27,613             57             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 451,572         12,724         59,867            125             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,207,943        641,163      3,682,250          1,089             21
    Cost of investments sold                                  4,447,902        646,006      3,728,507          1,098             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (239,959)        (4,843)       (46,257)            (9)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   248,600          4,602         14,162            363             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,641           (241)       (32,095)           354             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    460,213   $     12,483   $     27,772   $        479  $          --
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG2          SCMG1         WCMG1(1)      WCMG9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $     55,872   $    172,853   $         --  $        374
Variable account expenses                                       158,763         74,431        240,323             --           673
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (18,559)       (67,470)            --          (299)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     58,208,224     36,843,541             21           487
    Cost of investments sold                                 37,638,984     58,208,321     36,843,822             21           487
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)           (97)          (281)            --            --
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       277             98            283             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              2             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (18,558)  $    (67,468)  $         --  $       (299)
==================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI5          WDEI3          SDEI1          WDEI1        WDEI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,097   $      4,619   $      4,969   $      3,447   $         --
Variable account expenses                                         2,674          4,366          5,483          3,865             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     423            253           (514)          (418)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,147         78,437        329,616         84,034             17
    Cost of investments sold                                     94,932         98,485        367,972         94,314             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,785)       (20,048)       (38,356)       (10,280)            (4)
Distributions from capital gains                                    602            907          1,519            643             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)       (58,904)       (42,391)       (57,126)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,805)       (78,045)       (79,228)       (66,763)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (48,382)  $    (77,792)  $    (79,742)  $    (67,181)  $         (4)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EIA           WEXI3          SEXI1          WEXI1         WEXI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    158,653   $     48,492   $    129,857   $      5,421   $          1
Variable account expenses                                        29,540          9,330         29,037          1,178             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 129,113         39,162        100,820          4,243              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       6,829,168        204,871      3,983,037         20,344             20
    Cost of investments sold                                  7,191,196        234,303      4,270,083         21,619             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (362,028)       (29,432)      (287,046)        (1,275)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,273        (58,940)       114,987         (9,152)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (341,755)       (88,372)      (172,059)       (10,427)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (212,642)  $    (49,210)  $    (71,239)  $     (6,184)  $         (1)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI5         WFDI3        SFDI1         WFDI1        WFDI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,893  $     66,883  $     14,122  $     20,678  $          1
Variable account expenses                                         2,414        35,203         8,071        12,278            --
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,479        31,680         6,051         8,400             1
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         103,652       580,671       697,879        89,511            21
    Cost of investments sold                                    102,464       573,602       693,742        88,386            21
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,188         7,069         4,137         1,125            --
Distributions from capital gains                                  1,151        13,583         2,914         4,694            --
Net change in unrealized appreciation or
  depreciation of investments                                     2,801        47,632         4,940        14,312            --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,140        68,284        11,991        20,131            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,619  $     99,964  $     18,042  $     28,531  $          1
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMG           SMGD2          SMGD1         WMGD1(1)       WMGD9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    244,527   $      4,692   $     17,482   $          1   $          1
Variable account expenses                                       133,037          2,638         10,743             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 111,490          2,054          6,739              1              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,980,257        386,415        285,786             19             19
    Cost of investments sold                                  2,796,602        434,354        393,628             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (816,345)       (47,939)      (107,842)            (3)            (3)
Distributions from capital gains                                875,175         14,289         59,938             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,709,436)        24,505        (56,113)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,650,606)        (9,145)      (104,017)            (3)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,539,116)  $     (7,091)  $    (97,278)  $         (2)  $         (2)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EGD           WNDM3          SNDM1          WNDM1         WNDM9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,185   $      9,393   $      9,158   $      1,433   $         --
Variable account expenses                                        64,316         27,966         29,188          4,731             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (41,131)       (18,573)       (20,030)        (3,298)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         931,214        510,492      1,804,673         56,581             17
    Cost of investments sold                                  1,320,486        764,120      2,492,473         80,244             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (389,272)      (253,628)      (687,800)       (23,663)            (4)
Distributions from capital gains                                  4,843          2,030          2,132            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)      (249,456)       129,507        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,219,780)      (501,054)      (556,161)       (74,075)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,260,911)  $   (519,627)  $   (576,191)  $    (77,373)  $         (4)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSCA5          WSCA3          SSCA1          WSCA1         WSCA9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,325          3,345          4,859            978             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,325)        (3,345)        (4,859)          (978)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,780        149,107        403,134          3,844             18
    Cost of investments sold                                     14,395        148,721        409,455          4,293             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,615)           386         (6,321)          (449)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,052)       (46,542)       (34,869)       (10,155)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (17,667)       (46,156)       (41,190)       (10,604)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,992)  $    (49,501)  $    (46,049)  $    (11,582)  $         (3)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAC5(1)       WAAC3(1)       WAAC8(1)       WAAC1(1)       WAAC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (4)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80            158             17             17             17
    Cost of investments sold                                         83            155             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)             3             (5)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (33)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3)           (30)            (5)            (5)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (3)  $        (34)  $         (5)  $         (5)  $         (5)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA5(1)       WAVA3(1)       WAVA8(1)       WAVA1(1)       WAVA9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          6   $         --   $         --   $         --
Variable account expenses                                            --             16             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (10)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              78            109             16             16             16
    Cost of investments sold                                         83            121             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)           (12)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (461)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)          (473)            (6)            (6)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $       (483)  $         (6)  $         (6)  $         (6)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFBA5(1)       WFBA3(1)       WFBA8(1)       WFBA1(1)       WFBA9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --              7             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             (7)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80             99             25             19             19
    Cost of investments sold                                         82            103             25             21             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)            (4)            --             (2)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            (10)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)            (4)           (10)            (2)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $         (4)  $        (17)  $         (2)  $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(1)       WFGR3(1)       WFGR8(1)       WFGR1(1)       WFGR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            35            138             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)          (138)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,049            289             16             16             16
    Cost of investments sold                                      4,921            295             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (872)            (6)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)        (1,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,073)        (1,596)            (6)            (6)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,108)  $     (1,734)  $         (6)  $         (6)  $         (6)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFFG5(1)       WFFG3(1)       WFFG8(1)       WFFG1(1)       WFFG9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             (2)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              80             98             18             20             18
    Cost of investments sold                                         82            104             21             20             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)            (6)            (3)            --             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (45)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)            (6)            (3)           (45)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $         (6)  $         (3)  $        (47)  $         (3)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMDC5          WMDC3         WMDC8(1)        WMDC1         WMDC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        907   $      1,921   $         --   $        189   $         --
Variable account expenses                                         2,412          5,730             25          2,018             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,505)        (3,809)           (25)        (1,829)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,673         57,504             40         11,000             19
    Cost of investments sold                                     28,101         58,742             40         11,172             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,428)        (1,238)            --           (172)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (42,874)            23        (13,508)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,137)       (44,112)            23        (13,680)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,642)  $    (47,921)  $         (2)  $    (15,509)  $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSMC5          WSMC3         WSMC8(1)        WSMC1         WSMC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        985   $      2,765   $         --   $        910   $         --
Variable account expenses                                         5,062         16,149             --          6,314             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,077)       (13,384)            --         (5,404)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          94,190        221,747             16         54,481             16
    Cost of investments sold                                    137,778        324,264             21         74,099             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (43,588)      (102,517)            (5)       (19,618)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (96,453)      (294,118)            --       (114,647)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (140,041)      (396,635)            (5)      (134,265)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (144,118)  $   (410,019)  $         (5)  $   (139,669)  $         (5)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS5(1)       WVAS3(1)       WVAS8(1)       WVAS1(1)       WVAS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         76   $          7   $        143   $         --   $         --
Variable account expenses                                           238            198            216             29             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (162)          (191)           (73)           (29)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,456         11,960         30,525             36             19
    Cost of investments sold                                     15,260         12,598         44,687             35             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (804)          (638)       (14,162)             1             (3)
Distributions from capital gains                                    529             46            999              1              1
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)         1,342             --            267             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,096)           750        (13,163)           269             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,258)  $        559   $    (13,236)  $        240   $         (2)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMU           WMSS3          SMSS1          WMSS1         WMSS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,848   $      8,203   $     14,201   $      2,108   $          1
Variable account expenses                                        12,800         12,395         16,415          3,082             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,952)        (4,192)        (2,214)          (974)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         400,698        221,442      1,338,340         11,345             19
    Cost of investments sold                                    454,278        245,621      1,538,705         11,705             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (53,580)       (24,179)      (200,365)          (360)            (3)
Distributions from capital gains                                 21,939         20,338         35,212          5,225             --
Net change in unrealized appreciation or
  depreciation of investments                                  (117,038)      (132,031)       (91,159)       (41,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (148,679)      (135,872)      (256,312)       (36,171)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (152,631)  $   (140,064)  $   (258,526)  $    (37,145)  $         (2)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(1)       WINT3(1)       WINT8(1)       WINT1(1)       WINT9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,485   $        994   $     15,439   $         --   $         --
Variable account expenses                                         2,957          1,021          5,954              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,528            (27)         9,485             (2)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,335      9,472,598        865,399             19             18
    Cost of investments sold                                    418,944      9,440,985        989,858             20             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (59,609)        31,613       (124,459)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)            41        (51,137)           (35)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,026)        31,654       (175,596)           (36)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,498)  $     31,627   $   (166,111)  $        (38)  $         (4)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSGI5(1)       WSGI3(1)       WSGI8(1)       WSGI1(1)       WSGI9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            31             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (31)            --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,323             96             17             17             17
    Cost of investments sold                                      4,961            104             21             21             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (638)            (8)            (4)            (4)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (638)            (8)            (4)            (4)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (669)  $         (8)  $         (4)  $         (4)  $         (4)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(1)       WSND3(1)       WSND8(1)       WSND1(1)       WSND9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            46             26             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)           (26)            --             (1)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,098          2,605             15             16             15
    Cost of investments sold                                      1,125          2,592             21             17             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)            13             (6)            (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           (17)            --            (37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,228)            (4)            (6)           (38)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,274)  $        (30)  $         (6)  $        (39)  $         (6)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTR5(1)       WSTR3(1)       WSTR8(1)       WSTR1(1)       WSTR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $          1   $          1   $          1
Variable account expenses                                             7            104             19             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)          (104)           (18)           (11)             1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                               88            165             38             31             20
   Cost of investments sold                                          87            165             37             31             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --              1             --             (2)
Distributions from capital gains                                     --              1             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (8)            20             94            (21)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (7)            21             95            (21)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (13)  $        (83)  $         77   $        (32)  $         (1)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSUT5(1)       WSUT3(1)       WSUT8(1)       WSUT1(1)       WSUT9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          1   $         --   $         --   $         --
Variable account expenses                                            36             15             --             16             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)           (14)            --            (16)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                              116            112             18             34             18
   Cost of investments sold                                         118            111             22             33             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)             1             (4)             1             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (279)           152             --            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (281)           153             (4)           283             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (316)  $        139   $         (4)  $        267   $         (4)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN3(1)       WGIN8(1)       WGIN1(1)       WGIN9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     99,273   $          1   $         --   $         --   $         --
Variable account expenses                                        86,951             63             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  12,322            (62)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          992,426          3,877             17             17             17
   Cost of investments sold                                   1,303,751          3,784             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (311,325)            93             (5)            (5)            (5)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)         1,287             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,466,282)         1,380             (5)            (5)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,453,960)  $      1,318   $         (5)  $         (5)  $         (5)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINC5(1)       WINC3(1)       WINC8(1)       WINC1(1)       WINC9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          2   $          1   $          1   $          1
Variable account expenses                                            59             56             72             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (58)           (54)           (71)             1              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                              141            159             94             22             22
   Cost of investments sold                                         139            157             93             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              2              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       344            367            273             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      346            369            274             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        288   $        315   $        203   $          1   $          1
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPL           WIGR3         WIGR8(1)        WIGR1         WIGR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,244   $     18,209   $         --   $      6,235   $         --
Variable account expenses                                        21,240         31,379              9         12,006             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,996)       (13,170)            (9)        (5,771)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          657,182     17,822,810             25        138,670             17
   Cost of investments sold                                     863,475     18,930,253             26        182,992             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (206,293)    (1,107,443)            (1)       (44,322)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (102,127)       780,501           (150)       (95,775)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (308,420)      (326,942)          (151)      (140,097)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (316,416)  $   (340,112)  $       (160)  $   (145,868)  $         (4)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPT           WVIS3         WVIS8(1)        WVIS1         WVIS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         8,680         25,975             --          9,837             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,680)       (25,975)            --         (9,837)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          134,889        478,724             16        260,059             16
   Cost of investments sold                                     219,907        908,090             21        424,026             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (85,018)      (429,366)            (5)      (163,967)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,219)      (254,919)            --        (46,456)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (232,237)      (684,285)            (5)      (210,423)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (240,917)  $   (710,260)  $         (5)  $   (220,260)  $         (5)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                WBCA5          WBCA3          SBCA1          WBCA1         WBCA9(2)
OPERATIONS
Investment income (loss) -- net                            $       (583)  $     (5,326)  $     (6,909)  $     (1,484)  $         --
Net realized gain (loss) on sales of investments                 (2,009)      (197,242)      (157,542)       (10,111)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,845)       (36,883)       (83,000)       (32,519)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (27,437)      (239,451)      (247,451)       (44,114)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          368        100,233          1,922            732             22
Net transfers(1)                                                 30,683       (144,929)       (47,127)       (20,529)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                       (2,652)       (67,966)       (73,496)       (11,418)           (17)
   Death benefits                                                    --        (11,071)        (7,716)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,399       (123,733)      (126,417)       (31,215)             5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  89,035        823,124        941,826        210,975             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     89,997   $    459,940   $    567,958   $    135,646   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          118,356      1,096,767      1,229,033        281,960             --
Contract purchase payments                                          571        145,600          3,068            979             21
Net transfers(1)                                                 42,289       (307,550)      (125,830)       (24,809)            --
Contract terminations:
   Surrender benefits and contract charges                       (4,333)      (111,572)      (120,592)       (19,691)           (21)
   Death benefits                                                    --        (18,794)       (11,814)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                156,883        804,451        973,865        238,439             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ESI           SBND2          SBND1         WBND1(2)       WBND9(2)
OPERATIONS
Investment income (loss) -- net                            $    451,572   $     12,724   $     59,867   $        125   $         --
Net realized gain (loss) on sales of investments               (239,959)        (4,843)       (46,257)            (9)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   248,600          4,602         14,162            363             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     460,213         12,483         27,772            479             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      115,240        129,613         21,967         32,428             21
Net transfers(1)                                               (778,581)      (167,917)      (294,594)         7,593             --
Annuity payments                                                 (1,056)            --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                   (1,595,990)       (12,899)      (230,155)           (21)           (21)
   Death benefits                                              (190,740)        (7,391)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,451,127)       (58,594)      (502,782)        40,000             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning off year                             13,122,338        346,782      1,490,663             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,131,424   $    300,671   $  1,015,653   $     40,479   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,923,249        316,869      1,362,937             --             --
Contract purchase payments                                       77,341        116,771         19,849         32,433             21
Net transfers(1)                                               (530,376)      (151,010)      (279,257)         7,575             --
Contract terminations:
   Surrender benefits and contract charges                   (1,069,026)       (11,732)      (209,381)           (21)           (21)
   Death benefits                                              (128,938)        (6,586)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,272,250        264,312        894,148         39,987             --
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG2          SCMG1         WCMG1(2)       WCMG9(2)
OPERATIONS
Investment income (loss) -- net                            $    (26,055)  $    (18,559)  $    (67,470)  $         --   $       (299)
Net realized gain (loss) on sales of investments                   (276)           (97)          (281)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       277             98            283             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,054)       (18,558)       (67,468)            --           (299)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847      9,019,574      1,790,685             21        130,957
Net transfers(1)                                              2,798,539        (77,108)     6,543,806             --             --
Annuity payments                                                     --         (5,741)            --             --             --
Contract terminations:
   Surrender benefits and contract charges                   (3,346,520)    (8,434,892)    (6,326,252)           (21)           (21)
   Death benefits                                               (99,291)      (249,602)      (450,699)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575        252,231      1,557,540             --        130,936
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240      4,243,077     11,961,867             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761   $  4,476,750   $ 13,451,939   $         --   $    130,637
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678      3,979,500     11,399,177             --             --
Contract purchase payments                                      677,567      8,625,201      1,708,626             21        132,268
Net transfers(1)                                              2,206,965        (72,494)     6,237,644             --             --
Contract terminations:
   Surrender benefits and contract charges                   (2,642,707)    (8,071,442)    (6,038,708)           (21)           (21)
   Death benefits                                               (78,597)      (238,470)      (430,372)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906      4,222,295     12,876,367             --        132,247
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI5          WDEI3          SDEI1          WDEI1         WDEI9(2)
OPERATIONS
Investment income (loss) -- net                            $        423   $        253   $       (514)  $       (418)  $         --
Net realized gain (loss) on sales of investments                (16,785)       (20,048)       (38,356)       (10,280)            (4)
Distributions from capital gains                                    602            907          1,519            643             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)       (58,904)       (42,391)       (57,126)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (48,382)       (77,792)       (79,742)       (67,181)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       59,282         31,897         70,114         34,547             21
Net transfers(1)                                                 72,944        131,920        (80,663)       162,665             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                       (1,980)        (9,632)      (152,004)        (5,765)           (17)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,246        154,185       (162,553)       191,447              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 124,798        242,284        396,114        156,064             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    206,662   $    318,677   $    153,819   $    280,330   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,711        223,084        367,200        144,235             --
Contract purchase payments                                       61,403         32,735         75,374         40,514             21
Net transfers(1)                                                 63,894        123,224        (95,122)       147,085             --
Contract terminations:
   Surrender benefits and contract charges                       (2,095)       (11,148)      (168,503)        (6,370)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                237,913        367,895        178,949        325,464             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EIA           WEXI3          SEXI1          WEXI1         WEXI9(2)
OPERATIONS
Investment income (loss) -- net                            $    129,113   $     39,162   $    100,820   $      4,243   $          1
Net realized gain (loss) on sales of investments               (362,028)       (29,432)      (287,046)        (1,275)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,273        (58,940)       114,987         (9,152)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (212,642)       (49,210)       (71,239)        (6,184)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       52,713        156,736          4,097            376             20
Net transfers(1)                                             (1,262,400)        27,929        950,766         (8,164)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                     (143,224)       (14,199)       (51,851)        (1,130)           (19)
   Death benefits                                            (1,429,584)            --        (26,651)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,782,495)       170,466        876,361         (8,918)             1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,048,570        568,763      2,227,933         81,325             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,053,433   $    690,019   $  3,033,055   $     66,223   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,448,890        633,190      2,457,656         90,219             --
Contract purchase payments                                       58,806        185,101          4,913            419             21
Net transfers(1)                                             (1,383,268)        33,782      1,266,609         (9,342)            --
Contract terminations:
   Surrender benefits and contract charges                     (160,532)       (17,539)       (61,857)        (1,297)           (21)
   Death benefits                                            (1,561,011)            --        (33,000)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,402,885        834,534      3,634,321         79,999             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI5          WFDI3          SFDI1          WFDI1         WFDI9(2)
OPERATIONS
Investment income (loss) -- net                            $      2,479   $     31,680   $      6,051   $      8,400   $          1
Net realized gain (loss) on sales of investments                  1,188          7,069          4,137          1,125             --
Distributions from capital gains                                  1,151         13,583          2,914          4,694             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         47,632          4,940         14,312             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,619         99,964         18,042         28,531              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,930        367,591        100,599         39,724             21
Net transfers(1)                                                 (3,422)       676,752        (29,505)       540,329             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                      (18,805)      (172,094)      (100,453)       (74,645)           (22)
   Death benefits                                                    --        (17,297)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,703        854,952        (29,359)       505,408             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 129,904      1,769,784        470,489        453,776             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    287,226   $  2,724,700   $    459,172   $    987,715   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          117,173      1,608,525        423,532        412,908             --
Contract purchase payments                                      150,459        328,619         87,534         35,946             21
Net transfers(1)                                                 (2,719)       606,221        (26,885)       481,092             --
Contract terminations:
   Surrender benefits and contract charges                      (16,668)      (152,869)       (87,280)       (66,081)           (21)
   Death benefits                                                    --        (15,160)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                248,245      2,375,336        396,901        863,865             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMG           SMGD2          SMGD1         WMGD1(2)       WMGD9(2)
OPERATIONS
Investment income (loss) -- net                            $    111,490   $      2,054   $      6,739   $          1   $          1
Net realized gain (loss) on sales of investments               (816,345)       (47,939)      (107,842)            (3)            (3)
Distributions from capital gains                                875,175         14,289         59,938             --             --
Net change in unrealized appreciation or
  depreciation of investments (1,709,436)                        24,505        (56,113)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,539,116)        (7,091)       (97,278)            (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,509          5,475         10,601             21             21
Net transfers(1)                                               (391,031)       173,344         72,591             --             --
Annuity payments                                                   (805)            --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                   (1,197,090)       (16,633)       (43,349)           (19)           (19)
   Death benefits                                              (110,644)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,665,061)       162,186         39,843              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,267,143        147,081        734,132             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,062,966   $    302,176   $    676,697   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,403,672        177,870        850,625             --             --
Contract purchase payments                                       22,334          6,569         12,993             23             23
Net transfers(1)                                               (260,793)       264,474        106,554             --             --
Contract terminations:
   Surrender benefits and contract charges                     (762,097)       (22,821)       (55,358)           (23)           (23)
   Death benefits                                               (66,966)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,336,150        426,092        914,814             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EGD           WNDM3          SNDM1          WNDM1         WNDM9(2)
OPERATIONS
Investment income (loss) -- net                            $    (41,131)  $    (18,573)  $    (20,030)  $     (3,298)  $         --
Net realized gain (loss) on sales of investments               (389,272)      (253,628)      (687,800)       (23,663)            (4)
Distributions from capital gains                                  4,843          2,030          2,132            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)      (249,456)       129,507        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,260,911)      (519,627)      (576,191)       (77,373)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       98,844         32,889        123,975         92,926             21
Net transfers(1)                                                 19,201       (122,116)      (118,030)        17,567             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                     (351,159)      (116,134)      (323,037)        (2,724)           (17)
   Death benefits                                               (31,761)       (17,318)       (55,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (264,875)      (222,679)      (372,510)       107,769              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,370,338      2,210,372      2,139,128        255,409             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,844,552   $  1,468,066   $  1,190,427   $    285,805   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,236,699      3,127,972      2,896,006        362,662             --
Contract purchase payments                                       92,519         57,084        209,840        149,453             21
Net transfers(1)                                                (43,333)      (269,311)      (387,824)        20,774             --
Contract terminations:
   Surrender benefits and contract charges                     (320,023)      (190,468)      (535,493)        (4,345)           (21)
   Death benefits                                               (27,556)       (25,163)       (85,870)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,938,306      2,700,114      2,096,659        528,544             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSCA5          WSCA3          SSCA1          WSCA1         WSCA9(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,325)  $     (3,345)  $     (4,859)  $       (978)  $         --
Net realized gain (loss) on sales of investments                 (1,615)           386         (6,321)          (449)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,052)       (46,542)       (34,869)       (10,155)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,992)       (49,501)       (46,049)       (11,582)            (3)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,439         34,311            798             21             21
Net transfers(1)                                                 17,739        (49,839)      (178,485)         1,843             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                         (305)        (1,985)       (11,007)        (2,804)           (18)
   Death benefits                                                    --             --         (7,805)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,873        (17,513)      (196,499)          (940)             3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  73,797        303,223        437,072         65,068             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    116,678   $    236,209   $    194,524   $     52,546   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           89,259        367,444        474,105         79,135             --
Contract purchase payments                                       61,883         42,692            822             26             21
Net transfers(1)                                                 21,837        (57,089)      (195,570)         2,849             --
Contract terminations:
   Surrender benefits and contract charges                         (431)        (2,718)       (12,139)        (3,641)           (21)
   Death benefits                                                    --             --         (8,709)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                172,548        350,329        258,509         78,369             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAC5(2)       WAAC3(2)       WAAC8(2)       WAAC1(2)       WAAC9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (4)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     (3)             3             (5)            (5)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (33)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (3)           (34)            (5)            (5)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          1,051             22             22             22
Net transfers(1)                                                     --             65             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (17)           (33)           (17)           (17)           (17)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3          1,083              5              5              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      1,049   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21          1,292             21             21             21
Net transfers(1)                                                     --             79             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (21)           (42)           (21)           (21)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          1,329             --             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA5(2)       WAVA3(2)       WAVA8(2)       WAVA1(2)       WAVA9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $        (10)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     (5)           (12)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (461)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)          (483)            (6)            (6)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21          2,057             22             22             22
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (16)           (31)           (16)           (16)           (16)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5          2,026              6              6              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      1,543   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21          2,125             21             21             21
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (21)           (42)           (21)           (21)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          2,083             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFBA5(2)       WFBA3(2)       WFBA8(2)       WFBA1(2)       WFBA9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         (7)  $         --   $         --
Net realized gain (loss) on sales of investments                     (2)            (4)            --             (2)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            (10)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (4)           (17)            (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21             42          2,530             21             21
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (19)           (38)           (19)           (19)           (19)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              4          2,511              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $      2,494   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21             42          2,758             21             21
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (21)           (42)           (21)           (21)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --          2,737             --             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(2)       WFGR3(2)       WFGR8(2)       WFGR1(2)       WFGR9(2)
OPERATIONS
Investment income (loss) -- net                            $        (35)  $       (138)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                   (872)            (6)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)        (1,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,108)        (1,734)            (6)            (6)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,049          2,567             21             21             21
Net transfers(1)                                                     --         28,709             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (15)           (31)           (15)           (15)           (15)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,034         31,245              6              6              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,926   $     29,511   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       13,675          2,928             21             21             21
Net transfers(1)                                                     --         37,740             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (21)           (42)           (21)           (21)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,654         40,626             --             --             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFFG5(2)       WFFG3(2)       WFFG8(2)       WFFG1(2)       WFFG9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         (2)  $         --
Net realized gain (loss) on sales of investments                     (2)            (6)            (3)            --             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --            (45)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (6)            (3)           (47)            (3)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             41             21          2,110             21
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (18)           (35)           (18)           (18)           (18)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              6              3          2,092              3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $      2,045   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21             42             21          2,438             21
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                          (21)           (42)           (21)           (21)           (21)
   Death benefits                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --          2,417             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMDC5          WMDC3         WMDC8(2)        WMDC1         WMDC9(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,505)  $     (3,809)  $        (25)  $     (1,829)  $         --
Net realized gain (loss) on sales of investments                 (2,428)        (1,238)            --           (172)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,709)       (42,874)            23        (13,508)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,642)       (47,921)            (2)       (15,509)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,393        195,524         24,450         78,341             21
Net transfers(1)                                                 87,964        229,923              8        196,650             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                         (509)       (13,468)           (19)          (992)           (19)
   Death benefits                                                    --         (3,394)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,848        408,585         24,439        273,999              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,826        165,341             --         13,647             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,032   $    526,005   $     24,437   $    272,137   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           93,943        155,709             --         12,870             --
Contract purchase payments                                       72,258        191,220         27,402         78,991             21
Net transfers(1)                                                 84,663        228,822              8        199,344             --
Contract terminations:
   Surrender benefits and contract charges                         (536)       (13,573)           (21)        (1,069)           (21)
   Death benefits                                                    --         (3,281)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                250,328        558,897         27,389        290,136             --
===================================================================================================================================




                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSMC5          WSMC3         WSMC8(2)        WSMC1         WSMC9(2)
OPERATIONS
Investment income (loss) -- net                            $     (4,077)  $    (13,384)  $         --   $     (5,404)  $         --
Net realized gain (loss) on sales of investments                (43,588)      (102,517)            (5)       (19,618)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (96,453)      (294,118)            --       (114,647)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (144,118)      (410,019)            (5)      (139,669)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,329         77,433             21        168,434             21
Net transfers(1)                                                 82,845         (9,929)            --         34,189             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
   Surrender benefits and contract charges                       (2,096)       (39,366)           (16)       (17,618)           (16)
   Death benefits                                                (7,858)       (20,952)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  122,220          7,186              5        185,005              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 366,045      1,311,681             --        310,383             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    344,147   $    908,848   $         --   $    355,719   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          723,446      2,596,508             --        616,623             --
Contract purchase payments                                      111,709        174,097             21        363,987             21
Net transfers(1)                                                159,005        (63,324)            --         75,960             --
Contract terminations:
   Surrender benefits and contract charges                       (5,560)       (98,125)           (21)       (48,427)           (21)
   Death benefits                                               (21,401)       (47,902)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                967,199      2,561,254             --      1,008,143             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WVAS5(2)       WVAS3(2)       WVAS8(2)       WVAS1(2)       WVAS9(2)
OPERATIONS
Investment income (loss)-- net                     $       (162)  $       (191)  $        (73)  $        (29)  $         --
Net realized gain (loss) on sales of investments           (804)          (638)       (14,162)             1             (3)
Distributions from capital gains                            529             46            999              1              1
Net change in unrealized appreciation or
   depreciation of investments                           (2,821)         1,342             --            267             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             (3,258)           559        (13,236)           240             (2)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               24,182         17,156         43,545          1,483             20
Net transfers(1)                                         28,081         35,781        (30,291)         7,737             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                (546)           (36)           (18)           (18)           (18)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           51,717         52,901         13,236          9,202              2
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     48,459   $     53,460   $         --   $      9,442   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                               23,922         19,465         39,874          1,825             21
Net transfers(1)                                         31,890         41,508        (39,853)         8,976             --
Contract terminations:
    Surrender benefits and contract charges                (631)           (42)           (21)           (21)           (21)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         55,181         60,931             --         10,780             --
===========================================================================================================================




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             EMU           WMSS3           SMSS1          WMSS1        WMSS9(2)
OPERATIONS
Investment income (loss)-- net                     $     (3,952)  $     (4,192)  $     (2,214)  $       (974)  $          1
Net realized gain (loss) on sales of investments        (53,580)       (24,179)      (200,365)          (360)            (3)
Distributions from capital gains                         21,939         20,338         35,212          5,225             --
Net change in unrealized appreciation or
   depreciation of investments                         (117,038)      (132,031)       (91,159)       (41,036)            --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           (152,631)      (140,064)      (258,526)       (37,145)            (2)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              220,117        316,012        181,458         22,636             20
Net transfers(1)                                        367,398        582,270        511,276        319,447             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges             (69,009)       (50,699)      (239,302)        (4,716)           (18)
    Death benefits                                       (3,193)        (4,030)       (37,229)            --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          515,313        843,553        416,203        337,367              2
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         673,880        380,068        593,143         27,810             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  1,036,562   $  1,083,557   $    750,820   $    328,032   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  546,335        324,208        472,993         23,784             --
Contract purchase payments                              188,072        281,064        150,076         22,367             21
Net transfers(1)                                        292,629        508,909        302,264        281,875             --
Contract terminations:
    Surrender benefits and contract charges             (57,595)       (47,411)      (202,035)        (4,450)           (21)
    Death benefits                                       (3,048)        (3,931)       (32,829)            --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        966,393      1,062,839        690,469        323,576             --
===========================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WINT5(2)       WINT3(2)       WINT8(2)       WINT1(2)       WINT9(2)
OPERATIONS
Investment income (loss)-- net                     $      3,528   $        (27)  $      9,485   $         (2)  $         --
Net realized gain (loss) on sales of investments        (59,609)        31,613       (124,459)            (1)            (4)
Distributions from capital gains                             --             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                          (30,417)            41        (51,137)           (35)            --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (86,498)        31,627       (166,111)           (38)            (4)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,718         39,057          7,250          1,132             21
Net transfers(1)                                        372,022         (6,481)       592,920             --             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges             (52,974)          (193)      (125,213)           (17)           (17)
    Death benefits                                           --             --        (32,755)            --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          326,766         32,383        442,202          1,115              4
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    240,268   $     64,010   $    276,091   $      1,077   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                                7,301         44,496          8,093          1,309             21
Net transfers(1)                                        338,342         32,186        494,622             --             --
Contract terminations:
    Surrender benefits and contract charges             (59,162)          (203)      (138,995)           (21)           (21)
    Death benefits                                           --             --        (33,563)            --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        286,481         76,479        330,157          1,288             --
===========================================================================================================================




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WSGI5(2)       WSGI3(2)       WSGI8(2)       WSGI1(2)       WSGI9(2)
OPERATIONS
Investment income (loss) -- net                    $        (31)  $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments           (638)            (8)            (4)            (4)            (4)
Distributions from capital gains                             --             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                               --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               (669)            (8)            (4)            (4)            (4)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  686             42             21             21             21
Net transfers(1)                                             --             --             --             --             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (17)           (34)           (17)           (17)           (17)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              669              8              4              4              4
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $         --   $         --   $         --   $         --   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                                   21             42             21             21             21
Net transfers(1)                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (21)           (42)           (21)           (21)           (21)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             --             --             --             --             --
===========================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WSND5(2)       WSND3(2)       WSND8(2)       WSND1(2)       WSND9(2)
OPERATIONS
Investment income (loss) -- net                    $        (46)  $        (26)  $         --   $         (1)  $         --
Net realized gain (loss) on sales of investments            (27)            13             (6)            (1)            (6)
Distributions from capital gains                             --             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                           (1,201)           (17)            --            (37)            --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             (1,274)           (30)            (6)           (39)            (6)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               16,118          6,349             21            583             21
Net transfers(1)                                             --            528             --             --             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (16)           (31)           (15)           (15)           (15)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           16,102          6,846              6            568              6
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     14,828   $      6,816   $         --   $        529   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                               20,228          8,633             21            743             21
Net transfers(1)                                             --            705             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (21)           (42)           (21)           (21)           (21)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         20,207          9,296             --            722             --
===========================================================================================================================




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WSTR5(2)       WSTR3(2)       WSTR8(2)       WSTR1(2)       WSTR9(2)
OPERATIONS
Investment income (loss) -- net                    $         (6)  $       (104)  $        (18)  $        (11)  $          1
Net realized gain (loss) on sales of investments              1             --              1             --             (2)
Distributions from capital gains                             --              1             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                               (8)            20             94            (21)            --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                (13)           (83)            77            (32)            (1)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               10,150          2,772          5,074          2,110             20
Net transfers(1)                                             --         21,059             --          4,092             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (20)           (39)           (19)           (19)           (19)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,130         23,792          5,055          6,183              1
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     10,117   $     23,709   $      5,132   $      6,151   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                               10,933          2,881          5,564          2,262             21
Net transfers(1)                                             --         22,749             --          4,408             --
Contract terminations:
    Surrender benefits and contract charges                 (21)           (42)           (21)           (21)           (21)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,912         25,588          5,543          6,649             --
===========================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           WSUT5(2)       WSUT3(2)       WSUT8(2)       WSUT1(2)       WSUT9(2)
OPERATIONS
Investment income (loss) -- net                    $        (35)  $        (14)  $         --   $        (16)  $         --
Net realized gain (loss) on sales of investments             (2)             1             (4)             1             (4)
Distributions from capital gains                             --             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                             (279)           152             --            282             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               (316)           139             (4)           267             (4)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                5,032          8,316             22          2,111             22
Net transfers(1)                                             32             --             --          5,626             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (18)           (36)           (18)           (18)           (18)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            5,046          8,280              4          7,719              4
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      4,730   $      8,419   $         --   $      7,986   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --             --             --             --             --
Contract purchase payments                                5,538          9,943             21          2,525             21
Net transfers(1)                                             40             --             --          6,939             --
Contract terminations:
    Surrender benefits and contract charges                 (21)           (42)           (21)           (21)           (21)
    Death benefits                                           --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,557          9,901             --          9,443             --
===========================================================================================================================




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            EPG           WGIN3(2)       WGIN8(2)       WGIN1(2)       WGIN9(2)
OPERATIONS
Investment income (loss) -- net                    $     12,322   $        (62)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments       (311,325)            93             (5)            (5)            (5)
Distributions from capital gains                         37,305             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                       (1,192,262)         1,287             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         (1,453,960)         1,318             (5)            (5)            (5)
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              191,471         15,084             22             22             22
Net transfers(1)                                       (152,377)         1,535             --             --             --
Annuity payments                                             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges            (517,009)           (34)           (17)           (17)           (17)
    Death benefits                                      (66,793)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (544,708)        16,585              5              5              5
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       7,289,538             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  5,290,870   $     17,903   $         --   $         --   $         --
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                6,280,095             --             --             --             --
Contract purchase payments                              177,628         20,125             21             21             21
Net transfers(1)                                       (179,283)         1,888             --             --             --
Contract terminations:
    Surrender benefits and contract charges            (505,723)           (42)           (21)           (21)           (21)
    Death benefits                                      (66,372)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,706,345         21,971             --             --             --
===========================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            WINC5(2)        WINC3(2)        WINC8(2)       WINC1(2)        WINC9(2)
OPERATIONS
Investment income (loss) -- net                    $        (58)   $        (54)   $        (71)   $          1    $          1
Net realized gain (loss) on sales of investments              2               2               1              --              --
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               344             367             273              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 288             315             203               1               1
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,527              42          17,024              21              21
Net transfers(1)                                             --          12,213              --              --              --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                 (22)            (44)            (22)            (22)            (22)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            7,505          12,211          17,002              (1)             (1)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      7,793    $     12,526    $     17,205    $         --    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                                7,444              42          16,444              21              21
Net transfers(1)                                             --          11,944              --              --              --
Contract terminations:
    Surrender benefits and contract charges                 (21)            (42)            (21)            (21)            (21)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          7,423          11,944          16,423              --              --
===============================================================================================================================




                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              EPL            WIGR3         WIGR8(2)          WIGR1         WIGR9(2)
OPERATIONS
Investment income (loss) -- net                    $     (7,996)   $    (13,170)   $         (9)   $     (5,771)   $         --
Net realized gain (loss) on sales of investments       (206,293)     (1,107,443)             (1)        (44,322)             (4)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (102,127)        780,501            (150)        (95,775)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (316,416)       (340,112)           (160)       (145,868)             (4)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              147,833         112,628           5,869         156,059              22
Net transfers(1)                                         62,727        (346,906)             18         (71,914)             --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (107,087)       (111,868)            (18)        (26,947)            (18)
    Death benefits                                      (37,057)        (49,021)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           66,416        (395,167)          5,869          57,198               4
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,651,442       2,370,620              --         727,520              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  1,401,442    $  1,635,341    $      5,709    $    638,850    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,775,441       4,039,987              --       1,244,429              --
Contract purchase payments                              177,170         221,302           6,746         280,436              21
Net transfers(1)                                         73,923        (519,154)             20        (121,190)             --
Contract terminations:
    Surrender benefits and contract charges            (125,002)       (214,292)            (21)        (53,676)            (21)
    Death benefits                                      (45,623)        (91,293)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,855,909       3,436,550           6,745       1,349,999              --
===============================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              EPT            WVIS3         WVIS8(2)          WVIS1         WVIS9(2)
OPERATIONS
Investment income (loss) -- net                    $     (8,680)   $    (25,975)   $         --    $     (9,837)   $         --
Net realized gain (loss) on sales of investments        (85,018)       (429,366)             (5)       (163,967)             (5)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (147,219)       (254,919)             --         (46,456)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (240,917)       (710,260)             (5)       (220,260)             (5)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               51,041          82,990              21          49,058              21
Net transfers(1)                                         69,514        (115,708)             --        (214,602)             --
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (32,588)       (155,766)            (16)        (11,435)            (16)
    Death benefits                                       (6,172)        (23,211)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           81,795        (211,695)              5        (176,979)              5
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         716,724       2,228,274              --         805,154              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    557,602    $  1,306,319    $         --    $    407,915    $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  781,502       4,623,626              --       1,675,935              --
Contract purchase payments                               66,697         213,200              21         106,156              21
Net transfers(1)                                         91,652        (413,467)             --        (505,712)             --
Contract terminations:
    Surrender benefits and contract charges             (42,417)       (396,366)            (21)        (30,739)            (21)
    Death benefits                                       (9,205)        (60,653)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        888,229       3,966,340              --       1,245,640              --
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           WBCA5           WBCA3           SBCA1           WBCA1            ESI
OPERATIONS
Investment income (loss) -- net                    $       (320)   $     (5,615)   $     (7,473)   $     (1,562)   $    682,185
Net realized gain (loss) on sales of investments            (75)        (44,062)        (95,938)         (3,842)       (129,959)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (5,895)       (109,943)        (84,481)        (22,779)        249,511
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (6,290)       (159,620)       (187,892)        (28,183)        801,737
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               58,641         115,455         283,444          55,597         392,694
Net transfers(1)                                         32,078         190,448         227,271         112,932         135,621
Annuity payments                                             --              --              --              --          (1,075)
Contract terminations:
    Surrender benefits and contract charges                (226)        (43,451)        (68,819)         (3,032)     (1,253,230)
    Death benefits                                           --              --              --              --        (110,742)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           90,493         262,452         441,896         165,497        (836,732)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,832         720,292         687,822          73,661      13,157,333
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     89,035    $    823,124    $    941,826    $    210,975    $ 13,122,338
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    5,289         789,468         737,582          80,830       9,498,099
Contract purchase payments                               69,876         142,236         332,000          67,658         276,188
Net transfers(1)                                         43,491         219,673         248,139         137,148          98,081
Contract terminations:
    Surrender benefits and contract charges                (300)        (54,610)        (88,688)         (3,676)       (872,057)
    Death benefits                                           --              --              --              --         (77,062)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        118,356       1,096,767       1,229,033         281,960       8,923,249
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               SBND2           SBND1            EMS            SCMG2           SCMG1
OPERATIONS
Investment income (loss) -- net                    $     10,784    $     92,648    $    220,673    $     80,224    $    296,353
Net realized gain (loss) on sales of
   investments                                              666           2,125          (1,096)             53              49
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (2,242)        (12,724)            605            (177)           (576)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               9,208          82,049         220,182          80,100         295,826
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               38,469          45,721       2,036,753       3,074,012       2,282,409
Net transfers(1)                                        245,358         751,120       5,157,424      (1,001,893)        449,362
Annuity payments                                             --              --              --          (4,987)             --
Contract terminations:
    Surrender benefits and contract charges             (11,871)        (98,267)     (2,250,927)       (410,435)     (2,502,884)
    Death benefits                                           --              --              --        (173,380)       (396,463)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          271,956         698,574       4,943,250       1,483,317        (167,576)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          65,618         710,040       5,461,808       2,679,660      11,833,617
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    346,782    $  1,490,663    $ 10,625,240    $  4,243,077    $ 11,961,867
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   63,589         687,876       4,421,199       2,612,928      11,510,757
Contract purchase payments                               35,644          42,929       1,634,378       2,973,969       2,233,625
Net transfers(1)                                        228,539         723,511       4,127,361        (971,035)        460,986
Contract terminations:
    Surrender benefits and contract charges             (10,903)        (91,379)     (1,774,260)       (467,761)     (2,394,165)
    Death benefits                                           --              --              --        (168,601)       (412,026)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        316,869       1,362,937       8,408,678       3,979,500      11,399,177
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WDEI5           WDEI3           SDEI1           WDEI1           EIA
OPERATIONS
Investment income (loss) -- net                    $        (41)   $       (274)   $       (659)   $       (338)   $    137,985
Net realized gain (loss) on sales of investments           (184)         (1,815)        (49,930)            433         (62,167)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,747          (3,989)          4,363           3,152         (42,466)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,522          (6,078)        (46,226)          3,247          33,352
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               30,207          73,764          (5,585)         12,438         137,071
Net transfers(1)                                         85,446         189,921         418,967         101,817       4,550,790
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (316)        (86,621)        (18,000)         (4,256)       (154,070)
    Death benefits                                           --              --          (8,733)             --         (16,699)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          115,337         177,064         386,649         109,999       4,517,092
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           7,939          71,298          55,691          42,818         498,126
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    124,798    $    242,284    $    396,114    $    156,064    $  5,048,570
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    7,350          66,033          51,889          39,734         556,413
Contract purchase payments                               28,086          68,149          (4,801)         12,677         146,104
Net transfers(1)                                         79,571         167,393         345,177          95,762       4,931,566
Contract terminations:
    Surrender benefits and contract charges                (296)        (78,491)        (16,402)         (3,938)       (166,913)
    Death benefits                                           --              --          (8,663)             --         (18,280)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        114,711         223,084         367,200         144,235       5,448,890
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WEXI3           SEXI1           WEXI1           WFDI5           WFDI3
OPERATIONS
Investment income (loss) -- net                    $     41,220    $     69,016    $      3,138    $      2,151    $     32,164
Net realized gain (loss) on sales of investments        (23,437)        (12,683)           (522)             59           9,887
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (7,025)        (33,153)         (1,705)            (39)            (32)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              10,758          23,180             911           2,171          42,019
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               71,908         147,382          39,186          86,403         663,020
Net transfers(1)                                        308,637       1,754,865          34,293             184         803,444
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (55,929)        (40,203)            (14)           (346)        (24,657)
    Death benefits                                      (35,520)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          289,096       1,862,044          73,465          86,241       1,441,807
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         268,909         342,709           6,949          41,492         285,958
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    568,763    $  2,227,933    $     81,325    $    129,904    $  1,769,784
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  309,687         390,382           7,950          39,245         272,285
Contract purchase payments                               82,047         159,232          43,837          78,011         616,012
Net transfers(1)                                        347,124       1,952,547          38,448             229         742,853
Contract terminations:
    Surrender benefits and contract charges             (63,833)        (44,505)            (16)           (312)        (22,625)
    Death benefits                                      (41,835)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        633,190       2,457,656          90,219         117,173       1,608,525
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               SFDI1           WFDI1           EMG             SMGD2           SMGD1
OPERATIONS
Investment income (loss) -- net                    $      7,462    $      6,039    $    132,935    $      1,474    $      6,786
Net realized gain (loss) on sales of investments          1,120             710        (251,399)         (3,850)        (29,422)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (668)             79      (1,510,673)        (12,678)        (71,516)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               7,914           6,828      (1,629,137)        (15,054)        (94,152)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               70,261         230,534         245,783          80,989         210,942
Net transfers(1)                                        389,493         151,054         226,139          58,998          47,243
Annuity payments                                             --              --            (958)             --              --
Contract terminations:
    Surrender benefits and contract charges             (23,014)         (3,092)     (1,014,692)        (25,857)        (31,315)
    Death benefits                                           --              --         (90,152)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          436,740         378,496        (633,880)        114,130         226,870
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          25,835          68,452      13,530,160          48,005         601,414
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    470,489    $    453,776    $ 11,267,143    $    147,081    $    734,132
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,341          65,132       6,779,113          51,138         613,005
Contract purchase payments                               64,667         210,813         129,127          94,675         219,835
Net transfers(1)                                        355,333         139,799         104,521          62,050          52,588
Contract terminations:
    Surrender benefits and contract charges             (20,809)         (2,836)       (559,161)        (29,993)        (34,803)
    Death benefits                                           --              --         (49,928)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        423,532         412,908       6,403,672         177,870         850,625
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               EGD             WNDM3           SNDM1           WNDM1           WSCA5
OPERATIONS
Investment income (loss) -- net                    $    (60,329)   $    (24,796)   $    (25,952)   $     (3,275)   $       (420)
Net realized gain (loss) on sales of investments       (126,943)        (52,009)       (127,964)         (8,083)            (30)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (844,510)       (288,903)       (245,647)        (28,551)          2,076
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,031,782)       (365,708)       (399,563)        (39,909)          1,626
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              412,497         140,640         182,483           8,197          19,353
Net transfers(1)                                        641,651         669,355         220,415         119,299          38,480
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (362,349)        (59,517)        (88,535)         (2,307)           (276)
    Death benefits                                      (25,717)         (8,722)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          666,082         741,756         314,363         125,189          57,557
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,736,038       1,834,324       2,224,328         170,129          14,614
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  5,370,338    $  2,210,372    $  2,139,128    $    255,409    $     73,797
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,716,997       2,129,881       2,468,296         197,872          16,291
Contract purchase payments                              308,358         178,323         224,502          12,127          23,398
Net transfers(1)                                        509,304         914,269         323,253         155,674          49,908
Contract terminations:
    Surrender benefits and contract charges            (277,964)        (81,940)       (120,045)         (3,011)           (338)
    Death benefits                                      (19,996)        (12,561)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,236,699       3,127,972       2,896,006         362,662          89,259
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WSCA3           SSCA1           WSCA1           WMDC5(1)        WMDC3(1)
OPERATIONS
Investment income (loss) -- net                    $     (2,535)   $     (3,374)   $       (937)   $       (338)   $       (670)
Net realized gain (loss) on sales of investments         (1,347)        (34,056)           (335)              5              (1)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            11,828          15,959          (1,751)          4,530           7,859
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               7,946         (21,471)         (3,023)          4,197           7,188
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                8,478          45,743           3,264          69,407           6,477
Net transfers(2)                                        136,963         270,860          31,468          26,222         151,981
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (5,357)         (5,043)         (1,095)             --            (305)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          140,084         311,560          33,637          95,629         158,153
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         155,193         146,983          34,454              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    303,223    $    437,072    $     65,068    $     99,826    $    165,341
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  173,145         146,635          38,501              --              --
Contract purchase payments                               11,138          51,841           3,691          68,115           6,285
Net transfers(2)                                        190,133         281,146          38,262          25,828         149,724
Contract terminations:
    Surrender benefits and contract charges              (6,972)         (5,517)         (1,319)             --            (300)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        367,444         474,105          79,135          93,943         155,709
===============================================================================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WMDC1(1)        WSMC5           WSMC3           WSMC1           EMU
OPERATIONS
Investment income (loss) -- net                    $        (54)   $     (2,156)   $    (10,464)   $     (2,427)   $      3,054
Net realized gain (loss) on sales of investments            186          (4,649)         (5,345)        (14,043)         (6,759)
Distributions from capital gains                             --              --              --              --          31,187
Net change in unrealized appreciation or
  depreciation of investments                             1,057          (6,105)        (64,859)         (8,327)        (25,983)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,189         (12,910)        (80,668)        (24,797)          1,499
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               13,733          69,391         465,779         108,072          88,382
Net transfers(2)                                             --         165,057         459,708         159,101         423,995
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (1,275)        (13,464)        (18,949)         (4,547)        (38,163)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           12,458         220,984         906,538         262,626         474,214
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --         157,971         485,811          72,554         198,167
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     13,647    $    366,045    $  1,311,681    $    310,383    $    673,880
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --         260,417         797,324         120,115         169,587
Contract purchase payments                               14,122         139,317         928,813         212,321          71,278
Net transfers(2)                                             --         350,692         908,203         293,355         336,168
Contract terminations:
    Surrender benefits and contract charges              (1,252)        (26,980)        (37,832)         (9,168)        (30,698)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         12,870         723,446       2,596,508         616,623         546,335
===============================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WMSS3           SMSS1           WMSS1           EPG             EPL
OPERATIONS
Investment income (loss) -- net                    $      7,309    $     13,653    $         (9)   $     16,379    $    (22,711)
Net realized gain (loss) on sales of investments        (10,406)       (122,294)           (202)       (144,182)       (546,230)
Distributions from capital gains                         38,801          93,662             591          92,544         260,377
Net change in unrealized appreciation or
  depreciation of investments                            (6,858)        (24,654)            466        (612,644)       (306,534)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              28,846         (39,633)            846        (647,903)       (615,098)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               63,327         277,425              --         224,947         247,528
Net transfers(1)                                        433,640         492,762          20,118         105,267        (422,501)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (163,814)       (231,063)           (241)       (574,474)       (140,195)
    Death benefits                                      (25,292)             --              --        (148,921)        (31,188)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          307,861         539,124          19,877        (393,181)       (346,356)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          43,361          93,652           7,087       8,330,622       2,612,896
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    380,068    $    593,143    $     27,810    $  7,289,538    $  1,651,442
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   38,958          78,742           6,378       6,615,802       2,191,500
Contract purchase payments                               55,963         214,860              --         182,085         236,938
Net transfers(1)                                        386,654         370,604          17,617          82,453        (483,187)
Contract terminations:
    Surrender benefits and contract charges            (135,582)       (191,213)           (211)       (477,685)       (140,260)
    Death benefits                                      (21,785)             --              --        (122,560)        (29,550)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        324,208         472,993          23,784       6,280,095       1,775,441
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WIGR3           WIGR1           EPT             WVIS3           WVIS1
OPERATIONS
Investment income (loss) -- net                    $    (28,077)   $    (10,067)   $     (8,016)   $    (29,101)   $    (11,232)
Net realized gain (loss) on sales of investments       (119,690)        (43,572)        (41,274)       (119,915)        (32,639)
Distributions from capital gains                        250,359          71,944          61,059         223,276          70,730
Net change in unrealized appreciation or
  depreciation of investments                          (658,627)       (190,943)       (237,759)       (881,182)       (295,427)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (556,035)       (172,638)       (225,990)       (806,922)       (268,568)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              486,056         185,822         151,448         402,198         223,838
Net transfers(1)                                        489,514         198,220         245,880         905,869         263,703
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (36,435)        (14,590)        (17,838)        (91,346)        (11,232)
    Death benefits                                      (22,235)             --              --         (37,362)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          916,900         369,452         379,490       1,179,359         476,309
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,009,755         530,706         563,224       1,855,837         597,413
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  2,370,620    $    727,520    $    716,724    $  2,228,274    $    805,154
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,678,425         708,444         402,506       2,513,300         813,642
Contract purchase payments                              751,120         282,649         144,956         694,582         413,936
Net transfers(1)                                        702,637         276,535         251,913       1,646,739         470,465
Contract terminations:
    Surrender benefits and contract charges             (59,623)        (23,199)        (17,873)       (162,799)        (22,108)
    Death benefits                                      (32,572)             --              --         (68,196)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,039,987       1,244,429         781,502       4,623,626       1,675,935
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                             SHARES
--------------------------------------------------------------------------------------------------------------------------
WBCA5                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           14,412
WBCA3                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           73,269
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           90,485
WBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           21,612
WBCA9                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                               --

ESI                  AXP(R) Variable Portfolio - Bond Fund(1)                                                    1,056,976
SBND2                AXP(R) Variable Portfolio - Bond Fund(1)                                                       28,572
SBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                       96,593
WBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                        3,810
WBND9                AXP(R) Variable Portfolio - Bond Fund(1)                                                           --

EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                           10,778,772
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                            4,480,866
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                           13,421,219
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                   --
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                              130,791

WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     24,884
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     26,374
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     34,895
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                         --

EIA                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                              360,938
WEXI3                AXP(R) Variable Portfolio - Extra Income Fund(2)                                              121,244
SEXI1                AXP(R) Variable Portfolio - Extra Income Fund(2)                                              533,005
WEXI1                AXP(R) Variable Portfolio - Extra Income Fund(2)                                               11,638
WEXI9                AXP(R) Variable Portfolio - Extra Income Fund(2)                                                   --

WFDI5                AXP(R) Variable Portfolio - Federal Income Fund(3)                                             27,218
WFDI3                AXP(R) Variable Portfolio - Federal Income Fund(3)                                            257,391
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund(3)                                             49,828
WFDI1                AXP(R) Variable Portfolio - Federal Income Fund(3)                                             93,319
WFDI9                AXP(R) Variable Portfolio - Federal Income Fund(3)                                                 --

EMG                  AXP(R) Variable Portfolio - Managed Fund                                                      674,057
SMGD2                AXP(R) Variable Portfolio - Managed Fund                                                       25,254
SMGD1                AXP(R) Variable Portfolio - Managed Fund                                                       56,559
WMGD1                AXP(R) Variable Portfolio - Managed Fund                                                           --
WMGD9                AXP(R) Variable Portfolio - Managed Fund                                                           --

EGD                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                                            309,652
WNDM3                AXP(R) Variable Portfolio - New Dimensions Fund(R)                                            118,620
SNDM1                AXP(R) Variable Portfolio - New Dimensions Fund(R)                                             96,178
WNDM1                AXP(R) Variable Portfolio - New Dimensions Fund(R)                                             23,031
WNDM9                AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                 --

WSCA5                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           12,913
WSCA3                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           27,234
SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           22,430
WSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            6,059
WSCA9                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                               --

WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                               --
WAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                               64
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                               --
WAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                               --
WAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                               --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                               SHARES
---------------------------------------------------------------------------------------------------------------------------
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                     --
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                     95
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                     --
WAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                     --
WAVA9                AIM V.I. Premier Equity Fund, Series II Shares                                                     --

WFBA5                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                 --
WFBA3                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                 --
WFBA8                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                207
WFBA1                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                 --
WFBA9                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                 --

WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  428
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                   --
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                   --
WFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                   --
WFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                   --

WFFG5                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                          --
WFFG3                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                          --
WFFG8                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                          --
WFFG1                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                         191
WFFG9                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                          --

WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                              13,573
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                              30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               1,405
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                              15,649
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                  --

WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                       27,098
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                       71,563
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                           --
WSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                       28,009
WSMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                           --

WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       5,043
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       5,563
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                          --
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         983
WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                          --

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                 86,236
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                 90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                 62,464
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                 27,291
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                     --

WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                          25,506
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                           6,795
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                          29,309
WINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                             114
WINT9                FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                              --

WSGI5                MFS(R) Investors Trust Series - Service Class                                                      --
WSGI3                MFS(R) Investors Trust Series - Service Class                                                      --
WSGI8                MFS(R) Investors Trust Series - Service Class                                                      --
WSGI1                MFS(R) Investors Trust Series - Service Class                                                      --
WSGI9                MFS(R) Investors Trust Series - Service Class                                                      --

WSND5                MFS(R) New Discovery Series - Service Class                                                     1,429
WSND3                MFS(R) New Discovery Series - Service Class                                                       657
WSND8                MFS(R) New Discovery Series - Service Class                                                        --
WSND1                MFS(R) New Discovery Series - Service Class                                                        51
WSND9                MFS(R) New Discovery Series - Service Class                                                        --

WSTR5                MFS(R) Total Return Series - Service Class                                                        593
WSTR3                MFS(R) Total Return Series - Service Class                                                      1,391
WSTR8                MFS(R) Total Return Series - Service Class                                                        301
WSTR1                MFS(R) Total Return Series - Service Class                                                        361
WSTR9                MFS(R) Total Return Series - Service Class                                                         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                               SHARES
---------------------------------------------------------------------------------------------------------------------------

WSUT5                MFS(R) Utilities Series - Service Class                                                           395
WSUT3                MFS(R) Utilities Series - Service Class                                                           703
WSUT8                MFS(R) Utilities Series - Service Class                                                            --
WSUT1                MFS(R) Utilities Series - Service Class                                                           667
WSUT9                MFS(R) Utilities Series - Service Class                                                            --

EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                            283,845
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                                960
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                 --
WGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                                 --
WGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                 --

WINC5                Putnam VT Income Fund - Class IB Shares                                                           605
WINC3                Putnam VT Income Fund - Class IB Shares                                                           972
WINC8                Putnam VT Income Fund - Class IB Shares                                                         1,335
WINC1                Putnam VT Income Fund - Class IB Shares                                                            --
WINC9                Putnam VT Income Fund - Class IB Shares                                                            --

EPL                  Putnam VT International Equity Fund - Class IB Shares                                         138,757
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                         161,915
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                             565
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                Putnam VT International Equity Fund - Class IB Shares                                          63,253
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                              --
                        (previously Putnam VT International Growth Fund - Class IB Shares)

EPT                  Putnam VT Vista Fund - Class IB Shares                                                         70,852
WVIS3                Putnam VT Vista Fund - Class IB Shares                                                        165,987
WVIS8                Putnam VT Vista Fund - Class IB Shares                                                             --
WVIS1                Putnam VT Vista Fund - Class IB Shares                                                         51,832
WVIS9                Putnam VT Vista Fund - Class IB Shares                                                             --



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.25% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.610% to 0.535%
AXP(R) Variable Portfolio - Managed Fund                                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.790% to 0.650%

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                            MAXIMUM                   MAXIMUM
                                                                          ADJUSTMENT                ADJUSTMENT
FUND                                                                (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                         0.08%                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                   0.08%                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                      N/A                      0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            N/A                      0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                         0.12%                     0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R)Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                            PERCENTAGE RANGE
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT    INVESTMENT                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------
WBCA5         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      $      37,641
WBCA3         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            327,835
SBCA1         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            554,855
WBCA1         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             10,440
WBCA9         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 21

ESI           AXP(R) Variable Portfolio - Bond Fund                                         2,198,387
SBND2         AXP(R) Variable Portfolio - Bond Fund                                           534,577
SBND1         AXP(R) Variable Portfolio - Bond Fund                                         3,211,897
WBND1         AXP(R) Variable Portfolio - Bond Fund                                            40,740
WBND9         AXP(R) Variable Portfolio - Bond Fund                                                21

EMS           AXP(R) Variable Portfolio - Cash Management Fund                             37,777,110
SCMG2         AXP(R) Variable Portfolio - Cash Management Fund                             58,435,745
SCMG1         AXP(R) Variable Portfolio - Cash Management Fund                             38,268,001
WCMG1         AXP(R) Variable Portfolio - Cash Management Fund                                     21
WCMG9         AXP(R) Variable Portfolio - Cash Management Fund                                131,231

WDEI5         AXP(R) Variable Portfolio - Diversified Equity Income Fund                      210,881
WDEI3         AXP(R) Variable Portfolio - Diversified Equity Income Fund                      234,784
SDEI1         AXP(R) Variable Portfolio - Diversified Equity Income Fund                      225,443
WDEI1         AXP(R) Variable Portfolio - Diversified Equity Income Fund                      275,322
WDEI9         AXP(R) Variable Portfolio - Diversified Equity Income Fund                           21




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

SUBACCOUNT    INVESTMENT                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------
EIA           AXP(R) Variable Portfolio - Extra Income Fund                             $   4,218,330
WEXI3         AXP(R) Variable Portfolio - Extra Income Fund                                   417,236
SEXI1         AXP(R) Variable Portfolio - Extra Income Fund                                 4,967,774
WEXI1         AXP(R) Variable Portfolio - Extra Income Fund                                    16,105
WEXI9         AXP(R) Variable Portfolio - Extra Income Fund                                        22

WFDI5         AXP(R) Variable Portfolio - Federal Income Fund                                 258,004
WFDI3         AXP(R) Variable Portfolio - Federal Income Fund                               1,483,973
SFDI1         AXP(R) Variable Portfolio - Federal Income Fund                                 746,769
WFDI1         AXP(R) Variable Portfolio - Federal Income Fund                                 608,419
WFDI9         AXP(R) Variable Portfolio - Federal Income Fund                                      21

EMG           AXP(R) Variable Portfolio - Managed Fund                                      1,301,343
SMGD2         AXP(R) Variable Portfolio - Managed Fund                                        565,164
SMGD1         AXP(R) Variable Portfolio - Managed Fund                                        392,261
WMGD1         AXP(R) Variable Portfolio - Managed Fund                                             22
WMGD9         AXP(R) Variable Portfolio - Managed Fund                                             22

EGD           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              670,991
WNDM3         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              281,199
SNDM1         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            1,412,925
WNDM1         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              160,682
WNDM9         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   21

WSCA5         AXP(R) Variable Portfolio - Small Cap Advantage Fund                             69,856
WSCA3         AXP(R) Variable Portfolio - Small Cap Advantage Fund                            128,335
SSCA1         AXP(R) Variable Portfolio - Small Cap Advantage Fund                            201,591
WSCA1         AXP(R) Variable Portfolio - Small Cap Advantage Fund                              1,911
WSCA9         AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 21

WAAC5         AIM V.I. Capital Appreciation Fund, Series II Shares                                 83
WAAC3         AIM V.I. Capital Appreciation Fund, Series II Shares                              1,237
WAAC8         AIM V.I. Capital Appreciation Fund, Series II Shares                                 22
WAAC1         AIM V.I. Capital Appreciation Fund, Series II Shares                                 22
WAAC9         AIM V.I. Capital Appreciation Fund, Series II Shares                                 22

WAVA5         AIM V.I. Premier Equity Fund, Series II Shares                                       83
WAVA3         AIM V.I. Premier Equity Fund, Series II Shares                                    2,125
WAVA8         AIM V.I. Premier Equity Fund, Series II Shares                                       22
WAVA1         AIM V.I. Premier Equity Fund, Series II Shares                                       22
WAVA9         AIM V.I. Premier Equity Fund, Series II Shares                                       22

WFBA5         Fidelity(R) VIP Balanced Portfolio Service Class 2                                   82
WFBA3         Fidelity(R) VIP Balanced Portfolio Service Class 2                                  103
WFBA8         Fidelity(R) VIP Balanced Portfolio Service Class 2                                2,529
WFBA1         Fidelity(R) VIP Balanced Portfolio Service Class 2                                   21
WFBA9         Fidelity(R) VIP Balanced Portfolio Service Class 2                                   21

WFGR5         Fidelity(R) VIP Growth Portfolio Service Class 2                                 15,048
WFGR3         Fidelity(R) VIP Growth Portfolio Service Class 2                                 31,396
WFGR8         Fidelity(R) VIP Growth Portfolio Service Class 2                                     22
WFGR1         Fidelity(R) VIP Growth Portfolio Service Class 2                                     22
WFGR9         Fidelity(R) VIP Growth Portfolio Service Class 2                                     22

WFFG5         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            82
WFFG3         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                           104
WFFG8         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            21
WFFG1         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                         2,110
WFFG9         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            21

WMDC5         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               185,016
WMDC3         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               462,280
WMDC8         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                24,454
WMDC1         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               283,170
WMDC9         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    21

WSMC5         FTVIPT Franklin Small Cap Fund - Class 2                                        212,333
WSMC3         FTVIPT Franklin Small Cap Fund - Class 2                                        215,549
WSMC8         FTVIPT Franklin Small Cap Fund - Class 2                                             21
WSMC1         FTVIPT Franklin Small Cap Fund - Class 2                                        234,082
WSMC9         FTVIPT Franklin Small Cap Fund - Class 2                                             21


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

SUBACCOUNT    INVESTMENT                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------
WVAS5         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 $      66,540
WVAS3         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        64,716
WVAS8         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        44,687
WVAS1         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         9,210
WVAS9         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            22

EMU           FTVIPT Mutual Shares Securities Fund - Class 2                                  933,998
WMSS3         FTVIPT Mutual Shares Securities Fund - Class 2                                1,081,141
SMSS1         FTVIPT Mutual Shares Securities Fund - Class 2                                1,787,541
WMSS1         FTVIPT Mutual Shares Securities Fund - Class 2                                  352,963
WMSS9         FTVIPT Mutual Shares Securities Fund - Class 2                                       22

WINT5         FTVIPT Templeton Foreign Securities Fund - Class 2                              689,629
WINT3         FTVIPT Templeton Foreign Securities Fund - Class 2                            9,504,954
WINT8         FTVIPT Templeton Foreign Securities Fund - Class 2                            1,317,086
WINT1         FTVIPT Templeton Foreign Securities Fund - Class 2                                1,132
WINT9         FTVIPT Templeton Foreign Securities Fund - Class 2                                   22

WSGI5         MFS(R) Investors Trust Series - Service Class                                     4,961
WSGI3         MFS(R) Investors Trust Series - Service Class                                       104
WSGI8         MFS(R) Investors Trust Series - Service Class                                        21
WSGI1         MFS(R) Investors Trust Series - Service Class                                        21
WSGI9         MFS(R) Investors Trust Series - Service Class                                        21

WSND5         MFS(R) New Discovery Series - Service Class                                      17,154
WSND3         MFS(R) New Discovery Series - Service Class                                       9,425
WSND8         MFS(R) New Discovery Series - Service Class                                          21
WSND1         MFS(R) New Discovery Series - Service Class                                         583
WSND9         MFS(R) New Discovery Series - Service Class                                          21

WSTR5         MFS(R) Total Return Series - Service Class                                       10,212
WSTR3         MFS(R) Total Return Series - Service Class                                       23,854
WSTR8         MFS(R) Total Return Series - Service Class                                        5,075
WSTR1         MFS(R) Total Return Series - Service Class                                        6,199
WSTR9         MFS(R) Total Return Series - Service Class                                           22

WSUT5         MFS(R) Utilities Series - Service Class                                           5,127
WSUT3         MFS(R) Utilities Series - Service Class                                           8,378
WSUT8         MFS(R) Utilities Series - Service Class                                              22
WSUT1         MFS(R) Utilities Series - Service Class                                           7,737
WSUT9         MFS(R) Utilities Series - Service Class                                              22

EPG           Putnam VT Growth and Income Fund - Class IB Shares                              497,345
WGIN3         Putnam VT Growth and Income Fund - Class IB Shares                               20,400
WGIN8         Putnam VT Growth and Income Fund - Class IB Shares                                   22
WGIN1         Putnam VT Growth and Income Fund - Class IB Shares                                   22
WGIN9         Putnam VT Growth and Income Fund - Class IB Shares                                   22

WINC5         Putnam VT Income Fund - Class IB Shares                                           7,588
WINC3         Putnam VT Income Fund - Class IB Shares                                          12,316
WINC8         Putnam VT Income Fund - Class IB Shares                                          17,025
WINC1         Putnam VT Income Fund - Class IB Shares                                              22
WINC9         Putnam VT Income Fund - Class IB Shares                                              22

EPL           Putnam VT International Equity Fund - Class IB Shares                           715,602
                (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3         Putnam VT International Equity Fund - Class IB Shares                        17,414,473
                (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8         Putnam VT International Equity Fund - Class IB Shares                             5,885
                (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1         Putnam VT International Equity Fund - Class IB Shares                           190,097
                (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9         Putnam VT International Equity Fund - Class IB Shares                                21
                (previously Putnam VT International Growth Fund - Class IB Shares)

EPT           Putnam VT Vista Fund - Class IB Shares                                          208,004
WVIS3         Putnam VT Vista Fund - Class IB Shares                                          241,054
WVIS8         Putnam VT Vista Fund - Class IB Shares                                               21
WVIS1         Putnam VT Vista Fund - Class IB Shares                                           73,243
WVIS9         Putnam VT Vista Fund - Class IB Shares                                               21


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                          WBCA5        WBCA3        SBCA1        WBCA1       WBCA9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    0.91    $    0.91    $    0.93    $    0.91           --
At Dec. 31, 2001                        $    0.75    $    0.75    $    0.77    $    0.75           --
At Dec. 31, 2002                        $    0.57    $    0.57    $    0.58    $    0.57           --

UNITS (000S)
At Dec. 31, 2001                              118        1,097        1,229          282           --
At Dec. 31, 2002                              157          804          974          238           --

NET ASSETS (000S)
At Dec. 31, 2001                        $      89    $     823    $     942    $     211           --
At Dec. 31, 2002                        $      90    $     460    $     568    $     136           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.66%        0.74%        0.73%        0.72%          --
For the year ended Dec. 31, 2002             0.80%        0.74%        0.77%        0.78%        0.72%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (17.58%)     (17.58%)     (17.20%)     (17.58%)         --
For the year ended Dec. 31, 2002           (24.00%)     (24.00%)     (24.68%)     (24.00%)         --

                                           ESI         SBND2        SBND1       WBND1(4)     WBND9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.38    $    1.03    $    1.03           --           --
At Dec. 31, 2001                        $    1.47    $    1.09    $    1.09           --           --
At Dec. 31, 2002                        $    1.53    $    1.14    $    1.14    $    1.01           --

UNITS (000S)
At Dec. 31, 2001                            8,923          317        1,363           --           --
At Dec. 31, 2002                            7,272          264          894           40           --

NET ASSETS (000S)
At Dec. 31, 2001                        $  13,122    $     347    $   1,491           --           --
At Dec. 31, 2002                        $  11,131    $     301    $   1,016    $      40           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             6.45%        6.38%        6.53%          --           --
For the year ended Dec. 31, 2002             5.06%        5.11%        5.08%        5.23%        2.70%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%          --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001             6.52%        5.83%        5.83%          --           --
For the year ended Dec. 31, 2002             4.08%        4.59%        4.59%        1.00%          --



                                           EMS         SCMG2        SCMG1       WCMG1(4)     WCMG9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.24    $    1.03    $    1.03           --           --
At Dec. 31, 2001                        $    1.26    $    1.05    $    1.05           --           --
At Dec. 31, 2002                        $    1.26    $    1.04    $    1.04           --    $    0.99

UNITS (000S)
At Dec. 31, 2001                            8,409        3,980       11,399           --           --
At Dec. 31, 2002                            8,572        4,222       12,876           --          132

NET ASSETS (000S)
At Dec. 31, 2001                        $  10,625    $   4,243    $  11,962           --           --
At Dec. 31, 2002                        $  10,806    $   4,477    $  13,452           --    $     131

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             3.38%        3.53%        3.58%          --           --
For the year ended Dec. 31, 2002             1.17%        1.14%        1.15%          --         1.00%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%          --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001             1.61%        1.94%        1.94%          --           --
For the year ended Dec. 31, 2002             0.00%       (0.95%)      (0.95%)         --        (1.00%)

                                          WDEI5        WDEI3        SDEI1        WDEI1       WDEI9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.08    $    1.08    $    1.07    $    1.08           --
At Dec. 31, 2001                        $    1.09    $    1.09    $    1.08    $    1.08           --
At Dec. 31, 2002                        $    0.87    $    0.87    $    0.86    $    0.86           --

UNITS (000S)
At Dec. 31, 2001                              115          223          367          144           --
At Dec. 31, 2002                              238          368          179          325           --

NET ASSETS (000S)
At Dec. 31, 2001                        $     125    $     242    $     396    $     156           --
At Dec. 31, 2002                        $     207    $     319    $     154    $     280           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             1.32%        1.34%        1.40%        1.26%          --
For the year ended Dec. 31, 2002             1.62%        1.58%        1.45%        1.51%        1.47%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001             0.93%        0.93%        0.93%        0.00%          --
For the year ended Dec. 31, 2002           (20.18%)     (20.18%)     (20.37%)     (20.37%)         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                           EIA          WEXI3       SEXI1        WEXI1      WEXI9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    0.90    $    0.87    $    0.88    $    0.87           --
At Dec. 31, 2001                        $    0.93    $    0.90    $    0.91    $    0.90           --
At Dec. 31, 2002                        $    0.85    $    0.83    $    0.83    $    0.83           --

UNITS (000S)
At Dec. 31, 2001                            5,449          633        2,458           90           --
At Dec. 31, 2002                            2,403          835        3,634           80           --

NET ASSETS (000S)
At Dec. 31, 2001                        $   5,049    $     569    $   2,228    $      81           --
At Dec. 31, 2002                        $   2,053    $     690    $   3,033    $      66           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            11.17%       10.91%       11.10%       10.72%          --
For the year ended Dec. 31, 2002             7.48%        7.78%        7.13%        7.80%        5.27%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001             3.33%        3.45%        3.41%        3.45%          --
For the year ended Dec. 31, 2002            (8.60%)      (7.78%)      (8.79%)      (7.78%)         --

                                          WFDI5        WFDI3        SFDI1        WFDI1       WFDI9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.06    $    1.05    $    1.06    $    1.05           --
At Dec. 31, 2001                        $    1.11    $    1.10    $    1.11    $    1.10           --
At Dec. 31, 2002                        $    1.16    $    1.15    $    1.16    $    1.14           --

UNITS (000S)
At Dec. 31, 2001                              117        1,609          424          413           --
At Dec. 31, 2002                              248        2,375          397          864           --

NET ASSETS (000S)
At Dec. 31, 2001                        $     130    $   1,770    $     470    $     454           --
At Dec. 31, 2002                        $     287    $   2,725    $     459    $     988           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             4.54%        4.47%        4.48%        4.51%          --
For the year ended Dec. 31, 2002             2.84%        2.86%        2.81%        2.87%        2.81%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001             4.72%        4.76%        4.72%        4.76%          --
For the year ended Dec. 31, 2002             4.50%        4.55%        4.50%        3.64%          --



                                           EMG         SMGD2        SMGD1       WMGD1(4)     WMGD9(4)
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.99    $    0.94    $    0.98           --           --
At Dec. 31, 2001                        $    1.76    $    0.83    $    0.86           --           --
At Dec. 31, 2002                        $    1.51    $    0.71    $    0.74           --           --

UNITS (000S)
At Dec. 31, 2001                            6,404          178          851           --           --
At Dec. 31, 2002                            5,336          426          915           --           --

NET ASSETS (000S)
At Dec. 31, 2001                        $  11,267    $     147    $     734           --           --
At Dec. 31, 2002                        $   8,063    $     302    $     677           --           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             2.50%        2.77%        2.52%          --           --
For the year ended Dec. 31, 2002             2.57%        2.67%        2.60%        3.83%        3.83%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%          --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (11.56%)     (11.70%)     (12.24%)         --           --
For the year ended Dec. 31, 2002           (14.20%)     (14.46%)     (13.95%)         --           --

                                            EGD        WNDM3        SNDM1        WNDM1       WNDM9(4)
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    1.54    $    0.86    $    0.90    $    0.86           --
At Dec. 31, 2001                        $    1.27    $    0.71    $    0.74    $    0.70           --
At Dec. 31, 2002                        $    0.98    $    0.54    $    0.57    $    0.54           --

UNITS (000S)
At Dec. 31, 2001                            4,237        3,128        2,896          363           --
At Dec. 31, 2002                            3,938        2,700        2,097          529           --

NET ASSETS (000S)
At Dec. 31, 2001                        $   5,370    $   2,210    $   2,139    $     255           --
At Dec. 31, 2002                        $   3,845    $   1,468    $   1,190    $     286           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.23%        0.24%        0.24%        0.24%          --
For the year ended Dec. 31, 2002             0.50%        0.50%        0.50%        0.51%        0.38%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (17.53%)     (17.44%)     (17.78%)     (18.60%)         --
For the year ended Dec. 31, 2002           (22.83%)     (23.94%)     (22.97%)     (22.86%)         --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                          WSCA5        WSCA3        SSCA1        WSCA1       WSCA9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $    0.90    $    0.90    $    1.00    $    0.89           --
At Dec. 31, 2001                        $    0.83    $    0.83    $    0.92    $    0.82           --
At Dec. 31, 2002                        $    0.68    $    0.67    $    0.75    $    0.67           --

UNITS (000S)
At Dec. 31, 2001                               89          367          474           79           --
At Dec. 31, 2002                              173          350          259           78           --

NET ASSETS (000S)
At Dec. 31, 2001                        $      74    $     303    $     437    $      65           --
At Dec. 31, 2002                        $     117    $     236    $     195    $      53           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.40%        1.50%        1.60%        1.70%          --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (7.78%)      (7.78%)      (8.00%)      (7.87%)         --
For the year ended Dec. 31, 2002           (18.07%)     (19.28%)     (18.48%)     (18.29%)         --

                                         WAAC5(4)     WAAC3(4)     WAAC8(4)     WAAC1(4)     WAAC9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --    $    0.79           --           --           --

UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --            1           --           --           --

NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --    $       1           --           --           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --       (21.00%)         --           --           --



                                         WAVA5(4)     WAVA3(4)     WAVA8(4)     WAVA1(4)     WAVA9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --    $    0.74           --           --           --

UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --            2           --           --           --

NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --    $       2           --           --           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             0.41%        0.60%        0.43%        0.43%        0.43%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --       (26.00%)         --           --           --

                                         WFBA5(4)     WFBA3(4)     WFBA8(4)     WFBA1(4)     WFBA9(4)
                                        -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --           --           --           --           --
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           --    $    0.91           --           --

UNITS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           --            3           --           --

NET ASSETS (000S)
At Dec. 31, 2001                               --           --           --           --           --
At Dec. 31, 2002                               --           --    $       2           --           --

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002             1.40%        1.50%        1.60%        1.70%        1.80%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --           --           --           --           --
For the year ended Dec. 31, 2002               --           --        (9.00%)         --           --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                    WFGR5(4)      WFGR3(4)      WFGR8(4)      WFGR1(4)      WFGR9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.73     $    0.73            --            --            --
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          14            41            --            --            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $      10     $      30            --            --            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --            --            --            --            --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002      (27.00%)      (27.00%)          --            --            --
----------------------------------------------------------------------------------------------------

                                    WFFG5(4)      WFFG3(4)      WFFG8(4)      WFFG1(4)      WFFG9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --      $   0.85            --
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --             2            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --      $      2            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --            --            --            --            --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --            --            --        (15.00%)          --
----------------------------------------------------------------------------------------------------



                                    WMDC5(5)      WMDC3(5)      WMDC8(4)      WMDC1(5)      WMDC9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                   $    1.06     $    1.06            --     $    1.06            --
At Dec. 31, 2002                   $    0.94     $    0.94     $    0.89     $    0.94            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          94           156            --            13            --
At Dec. 31, 2002                         250           559            27           290            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     100     $     165            --     $      14            --
At Dec. 31, 2002                   $     236     $     526     $      24     $     272            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        0.52%         0.50%           --          0.16%           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%         1.50%           --          1.70%           --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        6.00%         6.00%           --          6.00%           --
For the year ended Dec. 31, 2002      (11.32%)      (11.32%)      (11.00%)      (11.32%)          --
----------------------------------------------------------------------------------------------------

                                     WSMC5          WSMC3       WSMC8(4)       WSMC1        WSMC9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $    0.61     $    0.61            --     $    0.60            --
At Dec. 31, 2001                   $    0.51     $    0.51            --     $    0.50            --
At Dec. 31, 2002                   $    0.36     $    0.35            --     $    0.35            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         723         2,597            --           617            --
At Dec. 31, 2002                         967         2,561            --         1,008            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     366     $   1,312            --     $     310            --
At Dec. 31, 2002                   $     344     $     909            --     $     356            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        0.33%         0.36%           --          0.47%           --
For the year ended Dec. 31, 2002        0.27%         0.25%         0.31%         0.24%         0.31%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%         1.50%           --          1.70%           --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (16.39%)      (16.39%)          --        (16.67%)          --
For the year ended Dec. 31, 2002      (29.41%)      (31.37%)          --        (30.00%)          --
----------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                    WVAS5(4)      WVAS3(4)      WVAS8(4)      WVAS1(4)      WVAS9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.88     $    0.88            --     $    0.88            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          55            61            --            11            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $      48     $      53            --     $       9            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        0.44%         0.05%         1.04%           --          0.45%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002      (12.00%)      (12.00%)          --        (12.00%)          --
----------------------------------------------------------------------------------------------------

                                      EMU           WMSS3        SMSS1         WMSS1        WMSS9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $    1.17     $    1.11     $    1.19     $    1.11            --
At Dec. 31, 2001                   $    1.23     $    1.17     $    1.25     $    1.17            --
At Dec. 31, 2002                   $    1.07     $    1.02     $    1.09     $    1.01            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         546           324           473            24            --
At Dec. 31, 2002                         966         1,063           690           324            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     674     $     380     $     593     $      28            --
At Dec. 31, 2002                   $   1,037     $   1,084     $     751     $     328            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        2.10%         4.13%         3.19%         1.62%           --
For the year ended Dec. 31, 2002        0.96%         0.99%         1.38%         1.15%         1.05%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%         1.50%         1.60%         1.70%           --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        5.13%         5.41%         5.04%         5.41%           --
For the year ended Dec. 31, 2002      (13.01%)      (12.82%)      (12.80%)      (13.68%)          --
----------------------------------------------------------------------------------------------------



                                    WINT5(4)      WINT3(4)      WINT8(4)      WINT1(4)      WINT9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.84     $    0.84     $    0.84     $    0.84            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                         286            76           330             1            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $     240     $      64     $     276     $       1            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        3.03%         1.47%         4.10%         0.26%         1.94%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002      (16.00%)      (16.00%)      (16.00%)      (16.00%)          --
----------------------------------------------------------------------------------------------------

                                    WSGI5(4)      WSGI3(4)      WSGI8(4)      WSGI1(4)      WSGI9(4)
                                   -----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --            --            --
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --            --            --
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          --            --            --            --            --
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --          0.54%         0.56%         0.56%         0.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --            --            --            --            --
----------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                    WSND5(4)      WSND3(4)      WSND8(4)     WSND1(4)       WSND9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.73     $    0.73            --     $    0.73            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          20             9            --             1            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $      15     $       7            --     $       1            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002          --            --            --            --            --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%        1. 60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002      (27.00%)      (27.00%)          --        (27.00%)          --
-----------------------------------------------------------------------------------------------------

                                    WSTR5(4)      WSTR3(4)      WSTR8(4)      WSTR1(4)      WSTR9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.93     $    0.93     $    0.93     $    0.93            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                          11            26             6             7            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $      10     $      24     $       5     $       6            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        0.06%         0.01%         0.03%         0.04%         1.97%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002       (7.00%)       (7.00%)       (7.00%)       (7.00%)          --
-----------------------------------------------------------------------------------------------------

                                    WSUT5(4)      WSUT3(4)      WSUT8(4)      WSUT1(4)      WSUT9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    0.85     $    0.85            --     $    0.85            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                           6            10            --             9            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $       5     $       8            --     $       8            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        0.02%         0.09%         3.10%         0.05%         3.10%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002      (15.00%)      (15.00%)          --        (15.00%)          --
-----------------------------------------------------------------------------------------------------

                                      EPG         WGIN3(4)      WGIN8(4)      WGIN1(4)      WGIN9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $    1.26            --            --            --            --
At Dec. 31, 2001                   $    1.16            --            --            --            --
At Dec. 31, 2002                   $    0.93     $    0.81            --            --            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       6,280            --            --            --            --
At Dec. 31, 2002                       5,706            22            --            --            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   7,290            --            --            --            --
At Dec. 31, 2002                   $   5,291     $      18            --            --            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        1.62%           --            --            --            --
For the year ended Dec. 31, 2002        1.59%         0.01%         1.89%         1.89%         1.89%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%           --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (7.94%)          --            --            --            --
For the year ended Dec. 31, 2002      (19.83%)      (19.00%)          --            --            --
-----------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                    WINC5(4)      WINC3(4)      WINC8(4)      WINC1(4)      WINC9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                          --            --            --            --            --
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $    1.05     $    1.05     $    1.05            --            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                           7            12            16            --            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          --            --            --            --            --
At Dec. 31, 2002                   $       8     $      13     $      17            --            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        0.03%         0.06%         0.02%         6.05%         6.05%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          --            --            --            --            --
For the year ended Dec. 31, 2002        5.00%         5.00%         5.00%           --            --
-----------------------------------------------------------------------------------------------------

                                       EPL           WIGR3      WIGR8(4)        WIGR1       WIGR9(4)
                                   ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $    1.19     $    0.75            --     $    0.75            --
At Dec. 31, 2001                   $    0.93     $    0.59            --     $    0.58            --
At Dec. 31, 2002                   $    0.76     $    0.48     $    0.85     $    0.47            --
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       1,775         4,040            --         1,244            --
At Dec. 31, 2002                       1,856         3,437             7         1,350            --
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   1,651     $   2,371            --     $     728            --
At Dec. 31, 2002                   $   1,401     $   1,635     $       6     $     639            --
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        0.31%         0.27%           --          0.25%           --
For the year ended Dec. 31, 2002        0.87%         0.86%         0.03%         0.88%         1.01%
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%         1.50%           --          1.70%           --
For the year ended Dec. 31, 2002        1.40%         1.50%         1.60%         1.70%         1.80%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (21.85%)      (21.33%)          --        (22.67%)          --
For the year ended Dec. 31, 2002      (18.28%)      (18.64%)      (15.00%)      (18.97%)          --
-----------------------------------------------------------------------------------------------------

                                      EPT          WVIS3        WVIS8(4)       WVIS1       WVIS9(4)
                                   ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $    1.40     $    0.74           --     $    0.73           --
At Dec. 31, 2001                   $    0.92     $    0.48           --     $    0.48           --
At Dec. 31, 2002                   $    0.63     $    0.33           --     $    0.33           --
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         782         4,624           --         1,676           --
At Dec. 31, 2002                         888         3,966           --         1,246           --
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     717     $   2,228           --     $     805           --
At Dec. 31, 2002                   $     558     $   1,306           --     $     408           --
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --            --           --            --           --
For the year ended Dec. 31, 2002          --            --           --            --           --
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        1.40%         1.50%          --          1.70%          --
For the year ended Dec. 31, 2002        1.40%         1.50%        1.60%         1.70%        1.80%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (34.29%)      (35.14%)         --        (34.25%)         --
For the year ended Dec. 31, 2002      (31.52%)      (31.25%)         --        (31.25%)         --
--------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on March 1, 2002.

(5)  Operations commenced on May 1, 2001.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY

                                                               45271-20 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 17
Rating Agencies                                                            p. 18
Principal Underwriter                                                      p. 18
Independent Auditors                                                       p. 18
Condensed Financial Information (Unaudited)                                p. 19
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:                    P = a hypothetical initial payment of $1,000
                          T = average annual total return
                          n = number of years
                        ERV = ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (30.03%)       (21.19%)
WCAR1         Capital Resource Fund (3/00; 10/81)                         (29.46)        (24.30)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                 (26.74)         (8.24)
WEXI1         Extra Income Fund (3/00; 5/96)                              (15.41)         (8.86)
WFDI1         Federal Income Fund (3/00; 9/99)                             (4.29)          2.09
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (29.33)        (22.65)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                      --         (27.44)(b)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                       (24.96)        (16.27)
            AIM V.I.
WCAP1         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (31.56)        (29.56)
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)           (36.90)        (26.24)
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (35.71)        (26.11)
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (16.51)        (18.40)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)        (6.56)        (10.41)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (18.60)        (11.40)
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                     (10.08)          0.79
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)          (7.66)          9.56
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (35.47)        (32.12)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                         --         (20.47)(b)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (20.21)         (0.84)
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) US Equity (3/00; 2/98)                             (29.33)        (19.24)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                             (13.77)         10.63
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)        (28.49)        (16.71)
WUTS1         Utilities Series - Initial Class (3/00; 1/95)               (30.11)        (23.50)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)         --         (29.08)(b)
WSTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)          --          (5.36)(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (30.03%)           --%        --%    (16.23%)
WCAR1         Capital Resource Fund (3/00; 10/81)                         (29.46)         (7.02)      1.66       7.34
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                 (26.74)            --         --      (8.76)
WEXI1         Extra Income Fund (3/00; 5/96)                              (15.41)         (4.82)        --      (1.64)
WFDI1         Federal Income Fund (3/00; 9/99)                             (4.29)            --         --       1.95
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (29.33)         (2.67)        --       2.35
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                  (20.50)            --         --     (11.76)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                       (24.96)            --         --      (6.94)
            AIM V.I.
WCAP1         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (31.56)         (5.07)        --       4.45
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)           (36.90)         (5.02)        --       4.93
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (35.71)         (6.67)        --       6.95
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (16.51)            --         --     (27.17)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)        (6.56)         (9.18)      1.22       3.96
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (18.60)            --         --      12.65
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                     (10.08)          0.86       5.54       6.34
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)          (7.66)         (0.26)      7.79       6.86
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (35.47)         (1.79)        --       4.35
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                     (17.92)            --         --      (2.37)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (20.21)          1.29         --       3.94
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) US Equity (3/00; 2/98)                             (29.33)            --         --      (5.27)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                             (13.77)            --         --       1.23
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)        (28.49)         (5.68)        --       2.98
WUTS1         Utilities Series - Initial Class (3/00; 1/95)               (30.11)         (3.41)        --       6.35
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)     (29.77)          2.45       9.55       6.53
WSTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)       (3.27)          1.82         --       3.28


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                 --%        (23.90%)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (25.51)        (23.58)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (37.21)        (35.66)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                       (21.15)        (11.73)
WEQI1         Equity Income Fund (3/00; 5/96)(8)                          (26.95)         (9.48)
WEQV1         Equity Value Fund (3/00; 5/98)(8)                           (31.32)        (12.90)
WGRO1         Growth Fund (3/00; 4/94)(8)                                 (32.90)        (24.66)
WIEQ1         International Equity Fund (7/00; 7/00)                      (30.26)        (24.25)
WLCG1         Large Company Growth Fund (3/00; 9/99)                      (34.87)        (23.71)
WMMK1         Money Market Fund (3/00; 5/94)                               (8.32)         (1.51)
WSCG1         Small Cap Growth Fund (3/00; 5/95)(8)                       (44.10)        (42.18)
WCBD1         Total Return Bond Fund (3/00; 9/99)                          (2.57)          3.34
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                             (27.93%)           --%        --%     (4.24%)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (25.51)         (0.40)        --       1.76
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (37.21)         (7.06)        --      (2.92)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                       (21.15)         (0.38)        --       5.31
WEQI1         Equity Income Fund (3/00; 5/96)(8)                          (26.95)         (2.84)        --       2.28
WEQV1         Equity Value Fund (3/00; 5/98)(8)                           (31.32)            --         --     (10.18)
WGRO1         Growth Fund (3/00; 4/94)(8)                                 (32.90)         (7.17)        --       2.37
WIEQ1         International Equity Fund (7/00; 7/00)                      (30.26)            --         --     (24.25)
WLCG1         Large Company Growth Fund (3/00; 9/99)                      (34.87)            --         --     (15.28)
WMMK1         Money Market Fund (3/00; 5/94)                               (8.32)          1.30         --       1.60
WSCG1         Small Cap Growth Fund (3/00; 5/95)(8)                       (44.10)        (15.73)        --      (5.08)
WCBD1         Total Return Bond Fund (3/00; 9/99)                          (2.57)            --         --       3.19
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (24.76%)       (19.34%)
WCAR1         Capital Resource Fund (3/00; 10/81)                         (24.13)        (22.51)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                 (21.18)         (6.12)
WEXI1         Extra Income Fund (3/00; 5/96)                               (8.87)         (6.69)
WFDI1         Federal Income Fund (3/00; 9/99)                              3.23           4.52
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (23.99)        (20.84)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                      --         (21.94)(b)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                       (19.24)        (14.32)
            AIM V.I.
WCAP1         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (26.42)        (27.90)
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)           (32.22)        (24.52)
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (30.93)        (24.39)
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (10.06)        (14.67)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)         0.76          (6.23)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (12.33)         (7.37)
            FTVIPT
WISE1         Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)    (3.07)          3.16
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)          (0.43)         12.15
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (30.67)        (30.52)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                         --         (14.43)(b)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (14.08)          1.47
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) US Equity (3/00; 2/98)                             (24.00)        (17.35)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                              (7.08)         13.22
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)        (23.08)        (14.77)
WUTS1         Utilities Series - Initial Class (3/00; 1/95)               (24.84)        (21.69)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)         --         (23.73)(b)
WSTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)          --           2.04(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (24.76%)           --%        --%    (14.73%)
WCAR1         Capital Resource Fund (3/00; 10/81)                         (24.13)         (7.02)      1.66       7.34
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                 (21.18)            --         --      (7.14)
WEXI1         Extra Income Fund (3/00; 5/96)                               (8.87)         (4.82)        --      (1.64)
WFDI1         Federal Income Fund (3/00; 9/99)                              3.23             --         --       3.72
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (23.99)         (2.67)        --       2.35
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                  (14.40)            --         --      (6.81)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                       (19.24)            --         --      (5.30)
            AIM V.I.
WCAP1         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (26.42)         (5.07)        --       4.45
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)           (32.22)         (5.02)        --       4.93
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (30.93)         (6.67)        --       6.95
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (10.06)            --         --     (24.93)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)         0.76          (9.18)      1.22       3.96
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (12.33)            --         --      12.65
            FTVIPT
WISE1         Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)    (3.07)          0.86       5.54       6.34
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)          (0.43)         (0.26)      7.79       6.86
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (30.67)         (1.79)        --       4.35
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                     (11.59)            --         --      (2.37)
WMSS1         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (14.08)          1.29         --       3.94
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) US Equity (3/00; 2/98)                             (24.00)            --         --      (5.27)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                              (7.08)            --         --       1.23
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)        (23.08)         (5.68)        --       2.98
WUTS1         Utilities Series - Initial Class (3/00; 1/95)               (24.84)         (3.41)        --       6.35
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)     (24.48)          2.45       9.55       6.53
WSTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)        4.34           1.82         --       3.28


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                 --%        (18.07%)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (19.84)        (21.77)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (32.56)        (34.13)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                       (15.10)         (9.65)
WEQI1         Equity Income Fund (3/00; 5/96)(8)                          (21.41)         (7.38)
WEQV1         Equity Value Fund (3/00; 5/98)(8)                           (26.15)        (10.89)
WGRO1         Growth Fund (3/00; 4/94)(8)                                 (27.87)        (22.89)
WIEQ1         International Equity Fund (7/00; 7/00)                      (25.00)        (22.20)
WLCG1         Large Company Growth Fund (3/00; 9/99)                      (30.01)        (21.93)
WMMK1         Money Market Fund (3/00; 5/94)                               (1.15)          0.83
WSCG1         Small Cap Growth Fund (3/00; 5/95)(8)                       (40.04)        (40.79)
WCBD1         Total Return Bond Fund (3/00; 9/99)                           5.10           5.81
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                             (22.47%)           --%        --%     (4.24%)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (19.84)         (0.40)        --       1.76
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS1         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (32.56)         (7.06)        --      (2.92)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                       (15.10)         (0.38)        --       5.31
WEQI1         Equity Income Fund (3/00; 5/96)(8)                          (21.41)         (2.84)        --       2.28
WEQV1         Equity Value Fund (3/00; 5/98)(8)                           (26.15)            --         --     (10.18)
WGRO1         Growth Fund (3/00; 4/94)(8)                                 (27.87)         (7.17)        --       2.37
WIEQ1         International Equity Fund (7/00; 7/00)                      (25.00)            --         --     (22.20)
WLCG1         Large Company Growth Fund (3/00; 9/99)                      (30.01)            --         --     (13.76)
WMMK1         Money Market Fund (3/00; 5/94)                               (1.15)          1.30         --       1.60
WSCG1         Small Cap Growth Fund (3/00; 5/95)(8)                       (40.04)        (15.73)        --      (5.08)
WCBD1         Total Return Bond Fund (3/00; 9/99)                           5.10             --         --       5.00
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (29.12%)           --%    (19.71%)
ECR           Capital Resource Fund (2/95; 10/81)                         (28.54)         (5.56)      2.03
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                (25.82)            --      (7.02)
EIA           Extra Income Fund (8/99; 5/96)                              (14.42)            --      (6.15)
WFDI5         Federal Income Fund (3/00; 9/99)                             (3.27)            --       3.17
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                        (28.42)         (1.38)     (0.55)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                    --             --     (26.81)(b)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                       (24.03)            --     (14.91)
            AIM V.I.
ECA           Capital Appreciation Fund,
              Series I Shares (8/99; 5/93)                                (30.65)            --     (13.21)
EVA           Premier Equity Fund,
              Series I Shares (10/97; 5/93)                               (36.01)         (3.64)     (3.00)
            DREYFUS
ESR           The Dreyfus Socially Responsible
              Growth Fund; Inc. -
              Initial Share Class (8/99; 10/93)(2)                        (34.82)            --     (18.27)
            FIDELITY(R) VIP
WDYC5         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (15.41)            --     (17.21)
WHIP5         High Income Portfolio
              Service Class 2 (5/01; 9/85)(3)                              (5.56)            --      (9.33)
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(3)                                            (17.65)            --     (10.32)
            FTVIPT
WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                      (9.11)            --       1.92
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(4)                                      (6.67)            --       8.21
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                    (34.58)            --     (30.31)
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                         --             --     (19.69)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)                                       (19.27)            --       1.06
            GOLDMAN SACHS VIT
JUS           CORE(SM) US Equity (9/99; 2/98)                             (28.42)            --     (13.06)
JMC           Mid Cap Value Fund (10/99; 5/98)                            (12.81)            --       7.96

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (29.12%)           --%        --%    (14.76%)
ECR           Capital Resource Fund (2/95; 10/81)                         (28.54)         (5.56)      2.22       8.53
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                (25.82)            --         --      (7.48)
EIA           Extra Income Fund (8/99; 5/96)                              (14.42)         (3.45)        --      (0.28)
WFDI5         Federal Income Fund (3/00; 9/99)                             (3.27)            --         --       3.04
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                        (28.42)         (1.38)        --       3.56
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                (19.57)            --         --     (10.71)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                       (24.03)            --         --      (5.69)
            AIM V.I.
ECA           Capital Appreciation Fund,
              Series I Shares (8/99; 5/93)                                (30.65)         (3.70)        --       5.74
EVA           Premier Equity Fund,
              Series I Shares (10/97; 5/93)                               (36.01)         (3.64)        --       6.22
            DREYFUS
ESR           The Dreyfus Socially Responsible
              Growth Fund; Inc. -
              Initial Share Class (8/99; 10/93)(2)                        (34.82)         (5.22)        --       8.10
            FIDELITY(R) VIP
WDYC5         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                             (15.41)            --         --     (25.72)
WHIP5         High Income Portfolio
              Service Class 2 (5/01; 9/85)(3)                              (5.56)         (7.60)      1.83       5.13
WMDC5         Mid Cap Portfolio Service Class 2
              (5/01; 12/98)(3)                                            (17.65)            --         --      13.80
            FTVIPT
WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                      (9.11)          2.03       6.17       7.52
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(4)                                      (6.67)          0.94       8.43       8.01
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                    (34.58)         (0.46)        --       5.50
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                     (16.96)            --         --      (1.12)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)                                       (19.27)          2.45         --       5.03
            GOLDMAN SACHS VIT
JUS           CORE(SM) US Equity (9/99; 2/98)                             (28.42)            --         --      (3.89)
JMC           Mid Cap Value Fund (10/99; 5/98)                            (12.81)            --         --       2.40


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS COMMENCEMENT
            MFS(R)
WGIS5         Investors Trust Series -
              Initial Class (3/00; 10/95)                                 (27.57%)           --%    (15.34%)
EUT           Utilities Series -
              Initial Class (9/99; 1/95)                                  (29.20)            --     (10.83)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                    --             --     (28.45)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                  --             --      (4.69)(b)
            PUTNAM VARIABLE TRUST
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                 --             --     (23.26)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(7)                             (24.58)            --      (9.20)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(7)                             (36.32)            --     (16.60)
            WELLS FARGO VT
WAAL5         Asset Allocation Fund (3/00; 4/94)(8)                       (20.21)            --     (10.45)
WEQI5         Equity Income Fund (3/00; 5/96)(8)                          (26.03)            --      (8.24)
WEQV5         Equity Value Fund (3/00; 5/98)(8)                           (30.41)            --     (11.60)
WGRO5         Growth Fund (3/00; 4/94)(8)                                 (32.00)            --     (23.09)
WIEQ5         International Equity Fund (7/00; 7/00)                      (29.35)            --     (22.83)
WLCG5         Large Company Growth Fund
              (3/00; 9/99)                                                (33.97)            --     (22.17)
WMMK5         Money Market Fund (3/00; 5/94)                               (7.34)            --      (0.39)
WSCG5         Small Cap Growth Fund (3/00; 5/95)(8)                       (43.23)            --     (39.87)
WCBD5         Total Return Bond Fund (3/00; 9/99)                          (1.53)            --       4.42
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            MFS(R)
WGIS5         Investors Trust Series -
              Initial Class (3/00; 10/95)                                 (27.57%)        (4.28%)       --%      4.12%
EUT           Utilities Series -
              Initial Class (9/99; 1/95)                                  (29.20)         (2.11)        --       7.63
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                (28.86)          3.75      10.21       7.73
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                               (2.24)          2.96         --       4.44
            PUTNAM VARIABLE TRUST
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                             (27.01)            --         --      (2.92)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(7)                             (24.58)          0.82         --       2.96
              (previously Putnam VT International Growth Fund - Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(7)                             (36.32)         (5.60)        --      (1.55)
            WELLS FARGO VT
WAAL5         Asset Allocation Fund (3/00; 4/94)(8)                       (20.21)          0.83         --       6.52
WEQI5         Equity Income Fund (3/00; 5/96)(8)                          (26.03)         (1.55)        --       3.53
WEQV5         Equity Value Fund (3/00; 5/98)(8)                           (30.41)            --         --      (8.61)
WGRO5         Growth Fund (3/00; 4/94)(8)                                 (32.00)         (5.70)        --       3.67
WIEQ5         International Equity Fund (7/00; 7/00)                      (29.35)            --         --     (22.83)
WLCG5         Large Company Growth Fund
              (3/00; 9/99)                                                (33.97)            --         --     (13.84)
WMMK5         Money Market Fund (3/00; 5/94)                               (7.34)          2.45         --       2.85
WSCG5         Small Cap Growth Fund (3/00; 5/95)(8)                       (43.23)        (13.74)        --      (3.39)
WCBD5         Total Return Bond Fund (3/00; 9/99)                          (1.53)            --         --       4.26
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (23.82%)           --%    (17.91%)
ECR           Capital Resource Fund (2/95; 10/81)                         (23.20)         (5.56)      2.03
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                (20.24)            --      (4.94)
EIA           Extra Income Fund (8/99; 5/96)                               (7.85)            --      (4.58)
WFDI5         Federal Income Fund (3/00; 9/99)                              4.27             --       5.58
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                        (23.06)         (1.38)     (0.55)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                    --             --     (21.30)(b)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                       (18.29)            --     (12.99)
            AIM V.I.
ECA           Capital Appreciation Fund,
              Series I Shares (8/99; 5/93)                                (25.49)            --     (11.77)
EVA           Premier Equity Fund,
              Series I Shares (10/97; 5/93)                               (31.31)         (3.64)     (3.00)
            DREYFUS
ESR           The Dreyfus Socially Responsible
              Growth Fund; Inc. -
              Initial Share Class (8/99; 10/93)(2)                        (30.02)            --     (16.92)
            FIDELITY(R) VIP
WDYC5         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                              (8.92)            --     (13.48)
WHIP5         High Income Portfolio
              Service Class 2 (5/01; 9/85)(3)                               1.78             --      (5.17)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                            (11.36)            --      (6.30)
            FTVIPT
WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                      (2.07)            --       4.27
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(4)                                       0.57             --      10.05
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                    (29.76)            --     (28.76)
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                         --             --     (13.58)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)                                       (13.12)            --       2.79
            GOLDMAN SACHS VIT
JUS           CORE(SM) US Equity (9/99; 2/98)                             (23.06)            --     (11.56)
JMC           Mid Cap Value Fund (10/99; 5/98)                             (6.10)            --       9.82

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (23.82%)           --%        --%    (13.30%)
ECR           Capital Resource Fund (2/95; 10/81)                         (23.20)         (5.56)      2.22       8.53
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                (20.24)            --         --      (5.90)
EIA           Extra Income Fund (8/99; 5/96)                               (7.85)         (3.45)        --      (0.28)
WFDI5         Federal Income Fund (3/00; 9/99)                              4.27             --         --       4.79
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                        (23.06)         (1.38)        --       3.56
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                (13.44)            --         --      (5.75)
WSCA5         Small Cap Advantage Fund (3/00; 9/99)                       (18.29)            --         --      (4.08)
            AIM V.I.
ECA           Capital Appreciation Fund,
              Series I Shares (8/99; 5/93)                                (25.49)         (3.70)        --       5.74
EVA           Premier Equity Fund,
              Series I Shares (10/97; 5/93)                               (31.31)         (3.64)        --       6.22
            DREYFUS
ESR           The Dreyfus Socially Responsible
              Growth Fund; Inc. -
              Initial Share Class (8/99; 10/93)(2)                        (30.02)         (5.22)        --       8.10
            FIDELITY(R) VIP
WDYC5         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                              (8.92)            --         --     (23.52)
WHIP5         High Income Portfolio
              Service Class 2 (5/01; 9/85)(3)                               1.78          (7.60)      1.83       5.13
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(3)                            (11.36)            --         --      13.80
            FTVIPT
WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                      (2.07)          2.03       6.17       7.52
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(4)                                       0.57           0.94       8.43       8.01
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(4)                                    (29.76)         (0.46)        --       5.50
WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                     (10.61)            --         --      (1.12)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)                                       (13.12)          2.45         --       5.03
            GOLDMAN SACHS VIT
JUS           CORE(SM) US Equity (9/99; 2/98)                             (23.06)            --         --      (3.89)
JMC           Mid Cap Value Fund (10/99; 5/98)                             (6.10)            --         --       2.40


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS COMMENCEMENT
            MFS(R)
WGIS5         Investors Trust Series -
              Initial Class (3/00; 10/95)                                 (22.15%)           --%    (13.43%)
EUT           Utilities Series -
              Initial Class (9/99; 1/95)                                  (23.91)            --      (9.29)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                    --             --     (23.09)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                  --             --       2.73(b)
            PUTNAM VARIABLE TRUST
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                 --             --     (17.42)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(7)                             (18.90)            --      (7.63)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(7)                             (31.65)            --     (15.22)
            WELLS FARGO VT
WAAL5         Asset Allocation Fund (3/00; 4/94)(8)                       (14.14)            --      (8.41)
WEQI5         Equity Income Fund (3/00; 5/96)(8)                          (20.47)            --      (6.18)
WEQV5         Equity Value Fund (3/00; 5/98)(8)                           (25.23)            --      (9.63)
WGRO5         Growth Fund (3/00; 4/94)(8)                                 (26.95)            --     (21.37)
WIEQ5         International Equity Fund (7/00; 7/00)                      (24.07)            --     (20.81)
WLCG5         Large Company Growth Fund
              (3/00; 9/99)                                                (29.10)            --     (20.44)
WMMK5         Money Market Fund (3/00; 5/94)                               (0.16)            --       1.92
WSCG5         Small Cap Growth Fund (3/00; 5/95)(8)                       (39.16)            --     (38.56)
WCBD5         Total Return Bond Fund (3/00; 9/99)                           6.16             --       6.87
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            MFS(R)
WGIS5         Investors Trust Series -
              Initial Class (3/00; 10/95)                                 (22.15%)        (4.28%)       --%      4.12%
EUT           Utilities Series -
              Initial Class (9/99; 1/95)                                  (23.91)         (2.11)        --       7.63
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                (23.55)          3.75      10.21       7.73
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                5.40           2.96         --       4.44
            PUTNAM VARIABLE TRUST
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                             (21.53)            --         --      (2.92)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(7)                             (18.90)          0.82         --       2.96
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(7)                             (31.65)         (5.60)        --      (1.55)
            WELLS FARGO VT
WAAL5         Asset Allocation Fund (3/00; 4/94)(8)                       (14.14)          0.83         --       6.52
WEQI5         Equity Income Fund (3/00; 5/96)(8)                          (20.47)         (1.55)        --       3.53
WEQV5         Equity Value Fund (3/00; 5/98)(8)                           (25.23)            --         --      (8.61)
WGRO5         Growth Fund (3/00; 4/94)(8)                                 (26.95)         (5.70)        --       3.67
WIEQ5         International Equity Fund (7/00; 7/00)                      (24.07)            --         --     (20.81)
WLCG5         Large Company Growth Fund
              (3/00; 9/99)                                                (29.10)            --         --     (12.35)
WMMK5         Money Market Fund (3/00; 5/94)                               (0.16)          2.45         --       2.85
WSCG5         Small Cap Growth Fund (3/00; 5/95)(8)                       (39.16)        (13.74)        --      (3.39)
WCBD5         Total Return Bond Fund (3/00; 9/99)                           6.16             --         --       6.05
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, and a 1.25% annual mortality and expense risk fee associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002



                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                               COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA9         Blue Chip Advantage Fund (3/02; 9/99)(1)                                     (23.66%)(b)
WCAR9         Capital Resource Fund (3/03; 10/81)                                              --(c)
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                                  (21.44)(b)
WEXI9         Extra Income Fund (3/02; 5/96)                                                (8.61)(b)
WFDI9         Federal Income Fund (3/02; 9/99)                                               1.51(b)
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                                          (22.48)(b)
WSVA9         Partners Small Cap Value Fund (07/02; 8/01)                                   (3.06)(b)
WSCA9         Small Cap Advantage Fund (3/02; 9/99)                                        (17.42)(b)
            AIM V.I.
WCAP9         Capital Appreciation Fund, Series I Shares (3/03; 5/93)                          --(c)
WVAL9         Premier Equity Fund, Series I Shares (3/03; 5/93)                                --(c)
            DREYFUS
WSRG9         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/03; 10/93)(2)                                             --(c)
            FIDELITY(R) VIP
WDYC9         Dynamic Capital Appreciation Portfolio
              Service Class 2 (3/03; 9/00)(3)                                                  --(c)
WHIP9         High Income Portfolio Service Class 2 (3/03; 9/85)(3)                            --(c)
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(3)                           (11.84)(b)
            FTVIPT
WISE9         Franklin Income Securities Fund - Class 2 (3/03; 1/89)(4)                        --(c)
WRES9         Franklin Real Estate Fund - Class 2 (3/03; 1/89)(4)                              --(c)
WSMC9         Franklin Small Cap Fund - Class 2 (3/02; 11/95)(4)                           (26.25)(b)
WVAS9         Franklin Small Cap Value Securities Fund - Class 2 (3/02;5/98)(4)            (14.50)(b)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)                        (14.06)(b)
            GOLDMAN SACHS VIT
WUSE9         CORE(SM) US Equity (3/03; 2/98)                                                  --(c)
WMCV9         Mid Cap Value Fund (3/03; 5/98)                                                  --(c)
            MFS(R)
WGIS9         Investors Trust Series - Initial Class (3/03; 10/95)                             --(c)
WUTS9         Utilities Series - Initial Class (3/03; 1/95)                                    --(c)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS9         Global Securities Fund/VA, Service Shares (8/02; 11/90)                       (7.61)(b)
WSTB9         Strategic Bond Fund/VA, Service Shares (8/02; 5/93)(5)                         3.29(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA9         Blue Chip Advantage Fund (3/02; 9/99)(1)                    (24.83%)           --%        --%    (14.83%)
WCAR9         Capital Resource Fund (3/03; 10/81)                         (24.20)         (7.12)      1.55       7.23
WDEI9         Diversified Equity Income Fund (3/02; 9/99)                 (21.25)            --         --      (7.25)
WEXI9         Extra Income Fund (3/02; 5/96)                               (8.23)         (4.76)        --      (1.53)
WFDI9         Federal Income Fund (3/02; 9/99)                              3.13             --         --       3.65
WNDM9         NEW DIMENSIONS FUND(R) (3/02; 5/96)                         (24.10)         (2.78)        --       2.24
WSVA9         Partners Small Cap Value Fund (07/02; 8/01)                 (14.49)            --         --      (6.90)
WSCA9         Small Cap Advantage Fund (3/02; 9/99)                       (19.32)            --         --      (5.41)
            AIM V.I.
WCAP9         Capital Appreciation Fund, Series I Shares (3/03; 5/93)     (26.49)         (5.17)        --       4.35
WVAL9         Premier Equity Fund, Series I Shares (3/03; 5/93)           (32.29)         (5.12)        --       4.82
            DREYFUS
WSRG9         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/03; 10/93)(2)                        (31.00)         (6.77)        --       6.84
            FIDELITY(R) VIP
WDYC9         Dynamic Capital Appreciation Portfolio
              Service Class 2 (3/03; 9/00)(3)                              (9.99)            --         --     (24.94)
WHIP9         High Income Portfolio Service Class 2 (3/03; 9/85)(3)         0.67          (9.27)      1.12       3.84
WMDC9         Mid Cap Portfolio Service Class 2 (3/02; 12/98)(3)          (12.41)            --         --      12.54
            FTVIPT
WISE9         Franklin Income Securities Fund - Class 2 (3/03; 1/89)(4)    (3.17)          0.75       5.43       6.23
WRES9         Franklin Real Estate Fund - Class 2 (3/03; 1/89)(4)          (0.53)         (0.37)      7.68       6.75
WSMC9         Franklin Small Cap Fund - Class 2 (3/02; 11/95)(4)          (30.72)         (1.89)        --       4.23
WVAS9         Franklin Small Cap Value Securities Fund - Class 2
                (3/02;5/98)(4)                                            (11.68)            --         --      (2.47)
WMSS9         Mutual Shares Securities Fund - Class 2 (3/02; 11/96)       (14.17)          1.18         --       3.83
            GOLDMAN SACHS VIT
WUSE9         CORE(SM) US Equity (3/03; 2/98)                             (24.07)            --         --      (5.37)
WMCV9         Mid Cap Value Fund (3/03; 5/98)                              (7.18)            --         --       1.13
            MFS(R)
WGIS9         Investors Trust Series - Initial Class (3/03; 10/95)        (23.16)         (5.78)        --       2.87
WUTS9         Utilities Series - Initial Class (3/03; 1/95)               (24.92)         (3.52)        --       6.24
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS9         Global Securities Fund/VA, Service Shares (8/02; 11/90)     (24.56)          2.35       9.44       6.43
WSTB9         Strategic Bond Fund/VA, Service Shares (8/02; 5/93)(5)        4.38           1.75         --       3.19


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF EDB DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                               COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC9         Putnam VT Health Sciences Fund - Class IB Shares (8/02; 4/98)(6)              (2.91%)(b)
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(7)                                              (17.17)(b)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS9         Putnam VT Vista Fund - Class IB Shares (3/02; 1/97)(7)                       (27.21)(b)
            WELLS FARGO VT
WAAL9         Asset Allocation Fund (3/03; 4/94)(8)                                            --(c)
WEQI9         Equity Income Fund (3/03; 5/96)(8)                                               --(c)
WEQV9         Equity Value Fund (3/03; 5/98)(8)                                                --(c)
WGRO9         Growth Fund (3/03; 4/94)(8)                                                      --(c)
WIEQ9         International Equity Fund (3/03; 7/00)                                           --(c)
WLCG9         Large Company Growth Fund (3/03; 9/99)                                           --(c)
WMMK9         Money Market Fund (3/03; 5/94)                                                   --(c)
WSCG9         Small Cap Growth Fund (3/03; 5/95)(8)                                            --(c)
WCBD9         Total Return Bond Fund (3/03; 9/99)                                              --(c)
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR      5 YEARS    10 YEARS COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC9         Putnam VT Health Sciences Fund - Class IB Shares (8/02; 4/98)(6)        (22.55%)          --%        --%     (4.34%)
WIGR9         Putnam VT International Equity Fund -
              Class IB Shares (3/02; 1/97)(7)                                         (19.94)        (0.51)        --       1.65
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS9         Putnam VT Vista Fund - Class IB Shares (3/02; 1/97)(7)                  (32.62)        (7.16)        --      (3.03)
            WELLS FARGO VT
WAAL9         Asset Allocation Fund (3/03; 4/94)(8)                                   (15.19)        (0.49)        --       5.20
WEQI9         Equity Income Fund (3/03; 5/96)(8)                                      (21.49)        (2.94)        --       2.18
WEQV9         Equity Value Fund (3/03; 5/98)(8)                                       (26.23)           --         --     (10.23)
WGRO9         Growth Fund (3/03; 4/94)(8)                                             (27.95)        (7.27)        --       2.27
WIEQ9         International Equity Fund (3/03; 7/00)                                  (25.08)           --         --     (22.28)
WLCG9         Large Company Growth Fund (3/03; 9/99)                                  (30.08)           --         --     (13.85)
WMMK9         Money Market Fund (3/03; 5/94)                                           (1.26)         1.19         --       1.49
WSCG9         Small Cap Growth Fund (3/03; 5/95)(8)                                   (40.10)       (15.82)        --      (5.18)
WCBD9         Total Return Bond Fund (3/03; 9/99)                                       4.99            --         --       4.85
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (23.90%)       (18.01%)
WCAR3         Capital Resource Fund (3/00; 10/81)                         (23.27)        (21.08)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                 (20.32)         (5.03)
WEXI3         Extra Income Fund (3/00; 5/96)                               (7.98)         (5.58)
WFDI3         Federal Income Fund (3/00; 9/99)                              4.16           5.48
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (23.14)        (19.45)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                      --         (21.13)(b)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                       (18.38)        (13.08)
            AIM V.I.
WCAP3         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (25.57)        (26.30)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)           (31.38)        (23.03)
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (30.09)        (22.91)
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                              (9.01)        (13.56)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)         1.68          (5.26)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (11.45)         (6.39)
            FTVIPT
WISE3         Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)    (2.17)          4.16
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)           0.47          13.23
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (29.83)        (28.83)
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                         --         (13.65)(b)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (13.21)          2.53
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) US Equity (3/00; 2/98)                             (23.14)        (16.05)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                              (6.19)         14.37
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)        (22.22)        (13.52)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)               (23.99)        (20.29)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)         --         (23.15)(b)
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)          --           2.66(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) Variable Portfolio -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                    (23.90%)           --%        --%    (13.39%)
WCAR3         Capital Resource Fund (3/00; 10/81)                         (23.27)         (5.65)      2.17       8.45
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                 (20.32)            --         --      (5.99)
WEXI3         Extra Income Fund (3/00; 5/96)                               (7.98)         (3.55)        --      (0.38)
WFDI3         Federal Income Fund (3/00; 9/99)                              4.16             --         --       4.69
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                         (23.14)         (1.48)        --       3.47
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                  (13.53)            --         --      (5.85)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                       (18.38)            --         --      (4.19)
            AIM V.I.
WCAP3         Capital Appreciation Fund, Series I Shares (3/00; 5/93)     (25.57)         (3.79)        --       5.64
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)           (31.38)         (3.74)        --       6.14
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund; Inc. -
              Initial Share Class (3/00; 10/93)(2)                        (30.09)         (5.31)        --       7.99
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                              (9.01)            --         --     (23.60)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)         1.68          (7.70)      1.73       5.02
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)          (11.45)            --         --      13.69
            FTVIPT
WISE3         Franklin Income Securities Fund - Class 2 (3/00; 1/89)       (2.17)          1.93       6.07       7.41
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)           0.47           0.84       8.33       7.90
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)          (29.83)         (0.56)        --       5.40
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                     (10.70)            --         --      (1.22)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)       (13.21)          2.34         --       4.92
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) US Equity (3/00; 2/98)                             (23.14)            --         --      (3.99)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                              (6.19)            --         --       2.30
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)        (22.22)         (4.37)        --       4.02
WUTS3         Utilities Series - Initial Class (3/00; 1/95)               (23.99)         (2.20)        --       7.52
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Global Securities Fund/VA, Service Shares (5/02; 11/90)     (23.63)          3.64      10.10       7.62
WSTB3         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(5)        5.29           2.86         --       4.33


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                 --%        (17.48%)(b)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (18.98)        (20.36)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS3         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (31.72)        (32.30)
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                       (14.23)         (8.50)
WEQI3         Equity Income Fund (3/00; 5/96)(8)                          (20.55)         (6.27)
WEQV3         Equity Value Fund (3/00; 5/98)(8)                           (25.30)         (9.72)
WGRO3         Growth Fund (3/00; 4/94)(8)                                 (27.03)        (21.45)
WIEQ3         International Equity Fund (7/00; 7/00)                      (24.15)        (20.89)
WLCG3         Large Company Growth Fund (3/00; 9/99)                      (29.17)        (20.52)
WMMK3         Money Market Fund (3/00; 5/94)                               (0.25)          1.83
WSCG3         Small Cap Growth Fund (3/00; 5/95)(8)                       (39.22)        (38.62)
WCBD3         Total Return Bond Fund (3/00; 9/99)                           6.05           6.75
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR         5 YEARS    10 YEARS COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                             (21.61%)           --%        --%     (3.02%)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                             (18.98)          0.71         --       2.84
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
WVIS3         Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(7)      (31.72)         (5.69)        --      (1.64)
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                       (14.23)          0.72         --       6.41
WEQI3         Equity Income Fund (3/00; 5/96)(8)                          (20.55)         (1.65)        --       3.43
WEQV3         Equity Value Fund (3/00; 5/98)(8)                           (25.30)            --         --      (8.70)
WGRO3         Growth Fund (3/00; 4/94)(8)                                 (27.03)         (5.80)        --       3.57
WIEQ3         International Equity Fund (7/00; 7/00)                      (24.15)            --         --     (20.89)
WLCG3         Large Company Growth Fund (3/00; 9/99)                      (29.17)            --         --     (12.44)
WMMK3         Money Market Fund (3/00; 5/94)                               (0.25)          2.35         --       2.75
WSCG3         Small Cap Growth Fund (3/00; 5/95)(8)                       (39.22)        (13.83)        --      (3.48)
WCBD3         Total Return Bond Fund (3/00; 9/99)                           6.05             --         --       5.94
              (previously Wells Fargo VT Corporate Bond Fund)



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

NOTES TO PERFORMANCE INFORMATION

(1) (Commencement date of the subaccount; Commencement date of the fund).

(2) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

(3) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(6) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:             P = a hypothetical initial payment of $1,000
                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                                       -----
                                        cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT          INVESTING IN:                                                        YIELD
EIA                 AXP(R) Variable Portfolio - Extra Income Fund                        4.99%
WEXI3               AXP(R) Variable Portfolio - Extra Income Fund                        5.06
SEXI1               AXP(R) Variable Portfolio - Extra Income Fund                        5.04
WEXI1               AXP(R) Variable Portfolio - Extra Income Fund                        5.03
WEXI9               AXP(R) Variable Portfolio - Extra Income Fund                        4.68
WFDI5               AXP(R) Variable Portfolio - Federal Income Fund                      2.94
WFDI3               AXP(R) Variable Portfolio - Federal Income Fund                      2.96
SFDI1               AXP(R) Variable Portfolio - Federal Income Fund                      3.00
WFDI1               AXP(R) Variable Portfolio - Federal Income Fund                      2.97
WFDI9               AXP(R) Variable Portfolio - Federal Income Fund                      2.99


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR:

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:

RATING AGENCY

A.M. Best                                              www.ambest.com
Fitch (formerly Duff & Phelps)                         www.fitchratings.com
Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.



YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.75  $  0.91  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.57  $  0.75  $  0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                157      118        5       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WBCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.75  $  0.91  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.57  $  0.75  $  0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                804    1,097      789       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.77  $  0.93  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.58  $  0.77  $  0.93       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                974    1,229      738       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.75  $  0.91  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.57  $  0.75  $  0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                238      282       81       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WBCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.78       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT ECR(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period             $  1.53  $  1.89  $  2.33  $  1.91  $  1.56  $  1.27  $  1.20  $  1.00
Accumulation unit value at end of period                   $  1.18  $  1.53  $  1.89  $  2.33  $  1.91  $  1.56  $  1.27  $  1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,116    6,019    6,358    5,864    5,163    3,813    2,350      818
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.50%    1.50%

SUBACCOUNT WCAR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period             $  0.67  $  0.83  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.51  $  0.67  $  0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                138      565      479       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SCAR1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period             $  0.68  $  0.85  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.52  $  0.68  $  0.85       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                144      795      785       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WCAR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period             $  0.67  $  0.83  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.51  $  0.67  $  0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                  --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.09  $  1.08  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.87  $  1.09  $  1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                238      115        7       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WDEI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.09  $  1.08  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.87  $  1.09  $  1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                368      223       66       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.08  $  1.07  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.86  $  1.08  $  1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                179      367       52       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.08  $  1.08  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.86  $  1.08  $  1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                325      144       40       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WDEI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.80       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT EIA(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period             $  0.93  $  0.90  $  1.00  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.85  $  0.93  $  0.90  $  1.00       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,403    5,449      556        8       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WEXI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period             $  0.90  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.83  $  0.90  $  0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                835      633      310       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period             $  0.91  $  0.88  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.83  $  0.91  $  0.88       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,634    2,458      390       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period             $  0.90  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.83  $  0.90  $  0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 80       90        8       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WEXI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.92       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period             $  1.11  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.16  $  1.11  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                248      117       39       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WFDI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period             $  1.10  $  1.05  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.15  $  1.10  $  1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,375    1,609      272       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period             $  1.11  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.16  $  1.11  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                397      424       24       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WFDI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period             $  1.10  $  1.05  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.14  $  1.10  $  1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                864      413       65       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WFDI9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT  EGD(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period             $  1.27  $  1.54  $  1.72  $  1.32  $  1.05  $  1.00       --       --
Accumulation unit value at end of period                   $  0.98  $  1.27  $  1.54  $  1.72  $  1.32  $  1.05       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,938    4,237    3,717    2,141    1,108       69       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --

SUBACCOUNT WNDM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period             $  0.71  $  0.86  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.54  $  0.71  $  0.86       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,700    3,128    2,130       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period             $  0.74  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.57  $  0.74  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,097    2,896    2,468       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period             $  0.70  $  0.86  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.54  $  0.70  $  0.86       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                529      363      198       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WNDM9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  WSVA5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 35       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%      --       --       --       --       --       --       --

SUBACCOUNT  WSVA3(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 22       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%      --       --       --       --       --       --       --

SUBACCOUNT  WSVA8(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  3       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT  WSVA1(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 20       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%      --       --       --       --       --       --       --

SUBACCOUNT  WSVA9(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT  WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.83  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.68  $  0.83  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                173       89       16       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WSCA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.83  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.67  $  0.83  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                350      367      173       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SSCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.92  $  1.00  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75  $  0.92  $  1.00       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                259      474      147       --       --       --       --       --
Ratio of operating expenses to average net assets             1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  0.82  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.67  $  0.82  $  0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 78       79       39       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WSCA9(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECA(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.95  $  1.26  $  1.43  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.71  $  0.95  $  1.26  $  1.43       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,287    4,269    3,037       57       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WCAP3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.57  $  0.75  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.42  $  0.57  $  0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,934    5,772    5,686       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SCAP1(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.63  $  0.83  $  1.00       --       --       --       --       --
Accumulation unit value at end of period of period
  (000 omitted)                                            $  0.47  $  0.63  $  0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,490   10,247    8,641       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.57  $  0.75  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.42  $  0.57  $  0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                503      517      208       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT EVA(9) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  1.25  $  1.45  $  1.72  $  1.34  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                   $  0.86  $  1.25  $  1.45  $  1.72  $  1.34  $  1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,223   11,706   11,388    5,638    1,779       66       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%    1.40%    1.40%      --       --

SUBACCOUNT WVAL3(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.70  $  0.81  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.70  $  0.81       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,632    9,749    6,187       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SVAL1(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.71  $  0.83  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.49  $  0.71  $  0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,773    8,588   10,738       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period             $  0.69  $  0.81  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.69  $  0.81       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,391    1,830    1,087       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT ESR(5) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period             $  0.82  $  1.08  $  1.23  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.58  $  0.82  $  1.08  $  1.23       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                431      434      423      123       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WSRG3(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period             $  0.69  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.69  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                476      792      355       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG1(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period             $  0.68  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.68  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 71      384      364       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WDYC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.95  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.87  $  0.95       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  7        1       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%      --       --       --       --       --       --

SUBACCOUNT WDYC3(10) (INVESTING IN SHARES OF FIDELITY(R) VIP  DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.95  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.87  $  0.95       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 85       61       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%      --       --       --       --       --       --

SUBACCOUNT WDYC1(10) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.95  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.86  $  0.95       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%      --       --       --       --       --       --

SUBACCOUNT WHIP5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.91  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.93  $  0.91       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 24        3       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%      --       --       --       --       --       --

SUBACCOUNT WHIP3(10) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.91  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.93  $  0.91       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                136       42       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%      --       --       --       --       --       --

SUBACCOUNT WHIP1(10) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  0.91  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.92  $  0.91       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 59       43       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%      --       --       --       --       --       --

SUBACCOUNT WMDC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.94  $  1.06       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                250       94       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%      --       --       --       --       --       --

SUBACCOUNT WMDC3(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.94  $  1.06       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                559      156       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%      --       --       --       --       --       --

SUBACCOUNT WMDC8(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.89       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 27       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.94  $  1.06       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                290       13       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%      --       --       --       --       --       --

SUBACCOUNT WMDC9(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.89       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT WISE5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.99  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.97  $  0.99  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                224      101       34       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WISE3(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.98  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.96  $  0.98  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,370    1,111      101       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WISE1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.98  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.96  $  0.98  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                777      413      157       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT ERE(11) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.33  $  1.25  $  0.97  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  1.34  $  1.33  $  1.25  $  0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                542      325      202        1       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WRES3(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.26  $  1.18  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.26  $  1.26  $  1.18       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                926      232       92       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SRES1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.40  $  1.32  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.41  $  1.40  $  1.32       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                967      685      269       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WRES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.25  $  1.18  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.26  $  1.25  $  1.18       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                334      125        6       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.51  $  0.61  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.36  $  0.51  $  0.61       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                967      723      260       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC3(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.51  $  0.61  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.35  $  0.51  $  0.61       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,561    2,597      797       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WSMC8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WSMC1(1) (INVESTING IN SHARES OF FTVIPT  FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period             $  0.50  $  0.60  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.35  $  0.50  $  0.60       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,008      617      120       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WSMC9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT WVAS5(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 55       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%      --       --       --       --       --       --       --

SUBACCOUNT WVAS3(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 61       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%      --       --       --       --       --       --       --

SUBACCOUNT WVAS8(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WVAS1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 11       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%      --       --       --       --       --       --       --

SUBACCOUNT WVAS9(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT EMU(11) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.23  $  1.17  $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  1.07  $  1.23  $  1.17  $  1.05       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  966      546      170       31       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.17  $  1.11  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.02  $  1.17  $  1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,063      324       39       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.25  $  1.19  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.09  $  1.25  $  1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                690      473       79       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.17  $  1.11  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.01  $  1.17  $  1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                324       24        6       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WMSS9(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.87       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT JUS(11) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period             $  0.87  $  1.00  $  1.12  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.67  $  0.87  $  1.00  $  1.12       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,109    1,183    1,247      480       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WUSE3(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period             $  0.79  $  0.92  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.61  $  0.79  $  0.92       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,247    1,017      587       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SUSE1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period             $  0.81  $  0.94  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.62  $  0.81  $  0.94       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                666    1,747    1,910       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WUSE1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period             $  0.79  $  0.91  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.61  $  0.79  $  0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                391      286      102       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT JMC(12) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.40  $  1.26  $  0.98  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  1.31  $  1.40  $  1.26  $  0.98       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                423      280       64       79       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WMCV3(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.56  $  1.41  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.47  $  1.56  $  1.41       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                799      626      220       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period             $  1.56  $  1.41  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.46  $  1.56  $  1.41       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                386      321       60       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WGIS5(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.84  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.66  $  0.84  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                346      219       67       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WGIS3(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.84  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.66  $  0.84  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,503    1,473      440       --       --       --       --       --
Ratio of operating expenses to average net assets             1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WGIS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.84  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.65  $  0.84  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                166      151       15       --       --       --       --       --
Ratio of operating expenses to average net assets             1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT EUT(11) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.95  $  1.27  $  1.20  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.72  $  0.95  $  1.27  $  1.20       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,205    2,550    1,939       30       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WUTS3(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.63  $  0.85  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.63  $  0.85       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,321    2,824    1,785       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SUTS1(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.73  $  0.98  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.56  $  0.73  $  0.98       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,042    2,469    3,551       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period             $  0.63  $  0.85  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.63  $  0.85       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                721      713      171       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WOGS5(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.77       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 12       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%      --       --       --       --       --       --       --

SUBACCOUNT WOGS3(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.77       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 78       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS8(13) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.93       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  9       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WOGS1(7) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.77       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%      --       --       --       --       --       --       --

SUBACCOUNT WOGS9(13) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.92       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT WSTB5(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%      --       --       --       --       --       --       --

SUBACCOUNT WSTB3(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 73       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%      --       --       --       --       --       --       --

SUBACCOUNT WSTB8(13) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WSTB1(7) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  5       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%      --       --       --       --       --       --       --

SUBACCOUNT WSTB9(13) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT WHSC5(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 12       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%      --       --       --       --       --       --       --

SUBACCOUNT WHSC3(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 12       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%      --       --       --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHSC8(13) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WHSC1(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 73       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%      --       --       --       --       --       --       --

SUBACCOUNT WHSC9(13) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT EPL(11) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.93  $  1.19  $  1.33  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.76  $  0.93  $  1.19  $  1.33       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,856    1,775    2,191      347       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WIGR3(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.59  $  0.75  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.48  $  0.59  $  0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,437    4,040    2,678       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WIGR8(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.85       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  7       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.58  $  0.75  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.47  $  0.58  $  0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,350    1,244      708       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WIGR9(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT EPT(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.92  $  1.40  $  1.48  $  1.00       --       --       --       --
Accumulation unit value at end of period                   $  0.63  $  0.92  $  1.40  $  1.48       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                888      782      403        1       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%    1.40%      --       --       --       --

SUBACCOUNT WVIS3(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.48  $  0.74  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.33  $  0.48  $  0.74       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,966    4,624    2,513       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS8(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.74       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%      --       --       --       --       --       --       --

SUBACCOUNT WVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  0.48  $  0.73  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.33  $  0.48  $  0.73       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,246    1,676      814       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WVIS9(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.74       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.80%      --       --       --       --       --       --       --

SUBACCOUNT WAAL5(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $  0.90  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.78  $  0.90  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,043      580      201       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WAAL3(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $  0.90  $  0.98  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.77  $  0.90  $  0.98       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,521    7,089    2,048       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WAAL1(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $  0.90  $  0.98  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.77  $  0.90  $  0.98       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,230    1,777      480       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WEQI5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.05  $  1.13  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84  $  1.05  $  1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                922      553      180       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WEQI3(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.05  $  1.13  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.83  $  1.05  $  1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,205    1,972      437       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT SEQI1(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.05  $  1.13  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.84  $  1.05  $  1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                368      132       47       --       --       --       --       --
Ratio of operating expense to average net assets              1.60%    1.60%    1.60%      --       --       --       --       --

SUBACCOUNT WEQI1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period             $  1.05  $  1.12  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.83  $  1.05  $  1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                993      522      104       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period             $  1.01  $  1.09  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75  $  1.01  $  1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                158      119       14       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WEQV3(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period             $  1.00  $  1.09  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75  $  1.00  $  1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                714      448       53       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WEQV1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period             $  1.00  $  1.09  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.75  $  1.00  $  1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                336      307      136       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WGRO5(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period             $  0.69  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.51  $  0.69  $  0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                233      190      151       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WGRO3(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period             $  0.69  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.51  $  0.69  $  0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                534      367      206       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WGRO1(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period             $  0.69  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.50  $  0.69  $  0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  152       95       42       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WIEQ5(14) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period             $  0.73  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.56  $  0.73  $  0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   89       60       --       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WIEQ3(14) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period             $  0.74  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.56  $  0.74  $  0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                537      375       74       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WIEQ1(14) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period             $  0.73  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.56  $  0.73  $  0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                140       62        6       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WLCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period             $  0.74  $  0.95  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.53  $  0.74  $  0.95       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,281    2,046      887       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG3(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period             $  0.74  $  0.95  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.52  $  0.74  $  0.95       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             10,235   10,689    4,598       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WLCG1(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period             $  0.74  $  0.95  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.52  $  0.74  $  0.95       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,190    2,622    1,011       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WMMK5(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period             $  1.05  $  1.03  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.05  $  1.05  $  1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                596      712      309       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WMMK3(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period             $  1.04  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.04  $  1.04  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,843    8,907    2,106       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WMMK1(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period             $  1.04  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.04  $  1.04  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,248    1,117      404       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WSCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period             $  0.42  $  0.56  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.25  $  0.42  $  0.56       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,243    1,146      278       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WSCG3(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period             $  0.41  $  0.56  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.25  $  0.41  $  0.56       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,011    3,655    2,209       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --

SUBACCOUNT WSCG1(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period             $  0.41  $  0.56  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  0.25  $  0.41  $  0.56       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                976      911      445       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --

SUBACCOUNT WCBD5(1) (INVESTING IN SHARES OF  WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period             $  1.12  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.19  $  1.12  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                167      155       54       --       --       --       --       --
Ratio of operating expense to average net assets              1.40%    1.40%    1.40%      --       --       --       --       --

SUBACCOUNT WCBD3(1) (INVESTING IN SHARES OF  WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period             $  1.12  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.19  $  1.12  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,583    1,373      321       --       --       --       --       --
Ratio of operating expense to average net assets              1.50%    1.50%    1.50%      --       --       --       --       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                          2002     2001     2000     1999     1998     1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD1(1) (INVESTING IN SHARES OF  WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period             $  1.12  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                   $  1.18  $  1.12  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                579      548       68       --       --       --       --       --
Ratio of operating expense to average net assets              1.70%    1.70%    1.70%      --       --       --       --       --



  (1) Operations commenced on March 3, 2000.

  (2) Operations commenced on Feb. 11, 2000.

  (3) Operations commenced on March 1, 2002.

  (4) Operations commenced on Feb. 21, 1995.

  (5) Operations commenced on Aug. 26, 1999.

  (6) Operations commenced on Oct. 29, 1997.

  (7) Operations commenced on May 1, 2002.

  (8) Operations commenced on July 31, 2002.

  (9) Operations commenced on Oct. 30, 1997.

 (10) Operations commenced on May 1, 2001.

 (11) Operations commenced on Sept. 22, 1999.

 (12) Operations commenced on Oct. 4, 1999.

 (13) Operations commenced on Aug. 30, 2002.

 (14) Operations commenced on July 3, 2000.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Choice Variable Annuity (comprised of subaccounts WBCA5, WBCA3, SBCA1, WBCA1, WBCA9, ECR, WCAR3, SCAR1, WCAR1, WDEI5, WDEI3, SDEI1, WDEI1, WDEI9, EIA, WEXI3, SEXI1, WEXI1, WEXI9, WFDI5, WFDI3, SFDI1, WFDI1, WFDI9, EGD, WNDM3, SNDM1, WNDM1, WNDM9, WSVA5, WSVA3, WSVA8, WSVA1, WSVA9, WSCA5, WSCA3, SSCA1, WSCA1, WSCA9, ECA, WCAP3, SCAP1, WCAP1, EVA, WVAL3, SVAL1, WVAL1, ESR, WSRG3, WSRG1, WDYC5, WDYC3, WDYC1, WHIP5, WHIP3, WHIP1, WMDC5, WMDC3, WMDC8, WMDC1, WMDC9, WISE5, WISE3, WISE1, ERE, WRES3, SRES1, WRES1, WSMC5, WSMC3, WSMC8, WSMC1, WSMC9, WVAS5, WVAS3, WVAS8, WVAS1, WVAS9, EMU, WMSS3, SMSS1, WMSS1, WMSS9, JUS, WUSE3, SUSE1, WUSE1, JMC, WMCV3, WMCV1, WGIS5, WGIS3, WGIS1, EUT, WUTS3, SUTS1, WUTS1, WOGS5, WOGS3, WOGS8, WOGS1, WOGS9, WSTB5, WSTB3, WSTB8, WSTB1, WSTB9, WHSC5, WHSC3, WHSC8, WHSC1, WHSC9, EPL, WIGR3, WIGR8, WIGR1, WIGR9, EPT, WVIS3, WVIS8, WVIS1, WVIS9, WAAL5, WAAL3, WAAL1, WEQI5, WEQI3, SEQI1, WEQI1, WEQV5, WEQV3, WEQV1, WGRO5, WGRO3, WGRO1, WIEQ5, WIEQ3, WIEQ1, WLCG5, WLCG3, WLCG1, WMMK5, WMMK3, WMMK1, WSCG5, WSCG3, WSCG1, WCBD5, WCBD3 and WCBD1) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Choice Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                             WBCA5          WBCA3          SBCA1          WBCA1          WBCA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    121,752   $    681,508   $    798,379   $    196,325   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $     90,592   $    460,547   $    568,761   $    135,846   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     90,592        460,547        568,761        135,846             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   99            546            728            182             --
    Administrative charge                                            12             61             75             18             --
    Contract terminations                                           484             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   595            607            803            200             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        89,997        459,940        567,958        135,646             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     89,997   $    459,940   $    567,958   $    135,646   $         --
===================================================================================================================================
Accumulation units outstanding                                  156,883        804,451        973,865        238,439             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.57   $       0.58   $       0.57   $         --
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  ECR           WCAR3          SCAR1          WCAR1          WDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,929,369   $    134,535   $    142,295   $         --   $    230,497
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,030,396   $     70,724   $     75,382   $         --   $    199,769
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          7,108
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,030,396         70,724         75,382             --        206,877
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                6,646             84             99             --            192
    Administrative charge                                           797              9             10             --             23
    Contract terminations                                         7,587             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                15,030             93            109             --            215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,011,347         70,631         75,273             --        206,662
Net assets applicable to contracts in payment period              4,019             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,015,366   $     70,631   $     75,273   $         --   $    206,662
===================================================================================================================================
Accumulation units outstanding                                5,115,617        137,616        143,630             --        237,913
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       0.51   $       0.52   $         --   $       0.87
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI3         SDEI1          WDEI1          WDEI9           EIA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    380,452   $    247,938   $    332,989   $         --   $  2,120,825
                                                           ------------------------------------------------------------------------
    at market value                                        $    319,687   $    211,731   $    280,132   $         --   $  2,048,313
Dividends receivable                                                 --             --             --             --          7,684
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            591             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    319,687        211,731        280,723             --      2,055,997
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  377            269            358             --          2,037
    Administrative charge                                            42             28             35             --            244
    Contract terminations                                           591         57,615             --             --            283
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,010         57,912            393             --          2,564
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       318,677        153,819        280,330             --      2,053,433
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    318,677   $    153,819   $    280,330   $         --   $  2,053,433
===================================================================================================================================
Accumulation units outstanding                                  367,895        178,949        325,464             --      2,402,885
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.86   $       0.86   $         --   $       0.85
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEXI3         SEXI1          WEXI1          WEXI9          WFDI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    782,230   $  2,976,866   $     77,535   $         --   $    284,135
                                                           ------------------------------------------------------------------------
    at market value                                        $    688,058   $  3,024,792   $     66,046   $         --   $    287,795
Dividends receivable                                              2,864         12,550            276             --            785
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    690,922      3,037,342         66,322             --        288,580
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  813          3,837             90             --            351
    Administrative charge                                            90            397              9             --             42
    Contract terminations                                            --             53             --             --            961
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   903          4,287             99             --          1,354
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       690,019      3,033,055         66,223             --        287,226
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    690,019   $  3,033,055   $     66,223   $         --   $    287,226
===================================================================================================================================
Accumulation units outstanding                                  834,534      3,634,321         79,999             --        248,245
===================================================================================================================================
Net asset value per accumulation unit                      $       0.83   $       0.83   $       0.83   $         --   $       1.16
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFDI3         SFDI1          WFDI1          WFDI9           EGD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,669,094   $    522,421   $    971,834   $         --   $  5,769,444
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,721,604   $    526,870   $    986,738   $         --   $  3,838,918
Dividends receivable                                              6,663          1,415          2,480             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --         10,329
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,728,267        528,285        989,218             --      3,849,247
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,210            728          1,370             --          4,192
    Administrative charge                                           357             75            133             --            503
    Contract terminations                                            --         68,310             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,567         69,113          1,503             --          4,695
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,724,700        459,172        987,715             --      3,844,552
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,724,700   $    459,172   $    987,715   $         --   $  3,844,552
===================================================================================================================================
Accumulation units outstanding                                2,375,336        396,901        863,865             --      3,938,306
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.16   $       1.14   $         --   $       0.98
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WNDM3          SNDM1          WNDM1          WNDM9          WSVA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,290,598   $  1,654,069   $    392,883   $         --   $     25,273
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,470,588   $  1,192,371   $    285,527   $         --   $     24,365
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            680             --          2,987
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,470,588      1,192,371        286,207             --         27,352
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,745          1,635            367             --             25
    Administrative charge                                           194            169             35             --              3
    Contract terminations                                           583            140             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,522          1,944            402             --             28
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,468,066      1,190,427        285,805             --         27,324
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,468,066   $  1,190,427   $    285,805   $         --   $     27,324
===================================================================================================================================
Accumulation units outstanding                                2,700,114      2,096,659        528,544             --         34,584
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.57   $       0.54   $         --   $       0.79
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSVA3           WSVA8         WSVA1          WSVA9          WSCA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     18,254   $      3,096   $     15,278   $         --   $    126,810
                                                           ------------------------------------------------------------------------
    at market value                                        $     17,604   $      3,069   $     15,302   $         --   $    112,148
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            197             --          4,666
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     17,604          3,069         15,499             --        116,814
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20              5             12             --            122
    Administrative charge                                             2             --              1             --             14
    Contract terminations                                           197             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   219              5             13             --            136
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        17,385          3,064         15,486             --        116,678
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     17,385   $      3,064   $     15,486   $         --   $    116,678
===================================================================================================================================
Accumulation units outstanding                                   22,027          3,201         19,639             --        172,548
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.96   $       0.79   $         --   $       0.68
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSCA3          SSCA1          WSCA1          WSCA9           ECA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    272,872   $    223,399   $     66,019   $         --   $  3,782,819
                                                           ------------------------------------------------------------------------
    at market value                                        $    236,518   $    194,797   $     52,624   $         --   $  2,329,883
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --          7,559
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    236,518        194,797         52,624             --      2,337,442
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  278            247             71             --          2,452
    Administrative charge                                            31             26              7             --            294
    Contract terminations                                            --             --             --             --          4,813
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   309            273             78             --          7,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       236,209        194,524         52,546             --      2,329,883
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    236,209   $    194,524   $     52,546   $         --   $  2,329,883
===================================================================================================================================
Accumulation units outstanding                                  350,329        258,509         78,369             --      3,287,244
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       0.75   $       0.67   $         --   $       0.71
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAP3         SCAP1          WCAP1           EVA           WVAL3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,839,883   $  3,932,938   $    367,922   $ 15,710,665   $  6,260,518
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,663,489   $  2,572,760      $211,499$      8,772,257   $  3,649,579
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,370          6,070            321         15,332          4,831
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,665,859      2,578,830        211,820      8,787,589      3,654,410
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,133          3,575            287          9,763          4,348
    Administrative charge                                           237            370             28          1,172            483
    Contract terminations                                            --          2,125              6          4,397             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,370          6,070            321         15,332          4,831
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,663,489      2,572,760        211,499      8,772,250      3,649,579
Net assets applicable to contracts in payment period                 --             --             --              7             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,663,489   $  2,572,760   $    211,499   $  8,772,257   $  3,649,579
===================================================================================================================================
Accumulation units outstanding                                3,933,555      5,489,908        502,792     10,223,387      7,632,431
===================================================================================================================================
Net asset value per accumulation unit                      $       0.42   $       0.47   $       0.42   $       0.86   $       0.48
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SVAL1          WVAL1           ESR           WSRG3          WSRG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,863,853   $  1,092,066   $    489,965   $    369,326   $     55,982
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,819,652   $    661,158   $    248,603   $    228,830   $     34,107
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,082          1,007            308            300             51
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,823,734        662,165        248,911        229,130         34,158
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,699            914            275            270             46
    Administrative charge                                           383             88             33             30              5
    Contract terminations                                            --              5             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,082          1,007            308            300             51
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,819,652        661,158        248,603        228,830         34,107
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,819,652   $    661,158   $    248,603   $    228,830   $     34,107
===================================================================================================================================
Accumulation units outstanding                                5,773,106      1,390,561        431,086        476,398         71,415
===================================================================================================================================
Net asset value per accumulation unit                      $       0.49   $       0.48   $       0.58   $       0.48   $       0.48
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDYC5          WDYC3          WDYC1          WHIP5          WHIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,393   $     79,172   $         --   $     22,032   $    127,972
                                                           ------------------------------------------------------------------------
    at market value                                        $      6,401   $     73,747   $         --   $     22,699   $    126,449
Dividends receivable                                                 11            131             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               8             98             --             28            166
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,420         73,976             --         22,727        126,615
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7             88             --             25            149
    Administrative charge                                             1             10             --              3             17
    Contract terminations
Payable to mutual funds and portfolios
  for investments purchased                                          11            131             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    19            229             --             28            166
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,401         73,747             --         22,699        126,449
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,401   $     73,747   $         --   $     22,699   $    126,449
===================================================================================================================================
Accumulation units outstanding                                    7,372         85,074             --         24,467        136,474
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       0.86   $       0.93   $       0.93
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHIP1          WMDC5          WMDC3          WMDC8          WMDC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     57,020   $    252,211   $    561,020   $     24,414   $    284,588
                                                           ------------------------------------------------------------------------
    at market value                                        $     54,223   $    236,032   $    526,005   $     24,437   $    272,137
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          2,987             --             --          2,224
Receivable from mutual funds and portfolios
  for share redemptions                                              81            279            891             17            372
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     54,304        239,298        526,896         24,454        274,733
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   74            249            624             15            339
    Administrative charge                                             7             30             69              2             33
    Contract terminations                                            --             --            198             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          2,987             --             --          2,224
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    81          3,266            891             17          2,596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        54,223        236,032        526,005         24,437        272,137
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     54,223   $    236,032   $    526,005   $     24,437   $    272,137
===================================================================================================================================
Accumulation units outstanding                                   58,716        250,328        558,897         27,389        290,136
===================================================================================================================================
Net asset value per accumulation unit                      $       0.92   $       0.94   $       0.94   $       0.89   $       0.94
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC9          WISE5          WISE3          WISE1          ERE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    234,162   $  1,477,046   $    837,123   $    725,247
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    216,682   $  1,321,010   $    744,974   $    727,766
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,545             --          1,603             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            258          1,725          1,105          1,072
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        218,485      1,322,735        747,682        728,838
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            230          1,553          1,007            788
    Administrative charge                                            --             28            172             98             95
    Contract terminations                                            --             --             --             --            189
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,545             --          1,603             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          1,803          1,725          2,708          1,072
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        216,682      1,321,010        744,974        727,766
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    216,682   $  1,321,010   $    744,974   $    727,766
===================================================================================================================================
Accumulation units outstanding                                       --        224,098      1,369,986        776,940        541,851
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.97   $       0.96   $       0.96   $       1.34
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES3          SRES1          WRES1          WSMC5          WSMC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,207,585   $  1,396,320   $    435,564   $    467,785   $  1,329,424
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,169,051   $  1,359,176   $    419,586   $    344,147   $    908,848
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            419             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,555         54,270            627            413          1,202
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,170,606      1,413,446        420,632        344,560        910,050
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,399          1,779            572            369          1,082
    Administrative charge                                           156            184             55             44            120
    Contract terminations                                            --         52,307             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            419             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,555         54,270          1,046            413          1,202
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,169,051      1,359,176        419,586        344,147        908,848
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,169,051   $  1,359,176   $    419,586   $    344,147   $    908,848
===================================================================================================================================
Accumulation units outstanding                                  925,709        966,512        334,167        967,199      2,561,254
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.41   $       1.26   $       0.36   $       0.35
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC8          WSMC1          WSMC9          WVAS5          WVAS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    485,150   $         --   $     51,280   $     52,118
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    355,719   $         --   $     48,459   $     53,460
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            537             --             57             65
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        356,256             --         48,516         53,525
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            490             --             51             58
    Administrative charge                                            --             47             --              6              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            537             --             57             65
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        355,719             --         48,459         53,460
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    355,719   $         --   $     48,459   $     53,460
===================================================================================================================================
Accumulation units outstanding                                       --      1,008,143             --         55,181         60,931
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.35   $         --   $       0.88   $       0.88
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVAS8          WVAS1          WVAS9           EMU          WMSS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $      9,175   $         --   $  1,160,955   $  1,220,257
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $      9,442   $         --   $  1,036,562   $  1,083,557
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            837             --            226             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             11             --          1,235          1,622
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         10,290             --      1,038,023      1,085,179
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             10             --          1,103          1,280
    Administrative charge                                            --              1             --            132            142
    Contract terminations                                            --             --             --             --            200
Payable to mutual funds and portfolios
  for investments purchased                                          --            837             --            226             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            848             --          1,461          1,622
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          9,442             --      1,036,562      1,083,557
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $      9,442            $--   $  1,036,562   $  1,083,557
===================================================================================================================================
Accumulation units outstanding                                       --         10,780             --        966,393      1,062,839
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.88            $--   $       1.07   $       1.02
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SMSS1         WMSS1          WMSS9            JUS          WUSE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    861,709   $    368,194   $         --   $  1,016,845   $    882,672
                                                           ------------------------------------------------------------------------
    at market value                                        $    750,820   $    328,032   $         --   $    742,804   $    761,983
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,965             --          9,478             --
Receivable from mutual funds and portfolios
  for share redemptions                                          58,832            474             --            953          1,000
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    809,652        330,471             --        753,235        762,983
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,098            432             --            851            900
    Administrative charge                                           114             42             --            102            100
    Contract terminations                                        57,620             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,965             --          9,478             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                58,832          2,439             --         10,431          1,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       750,820        328,032             --        742,804        761,983
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    750,820   $    328,032   $         --   $    742,804   $    761,983
===================================================================================================================================
Accumulation units outstanding                                  690,469        323,576             --      1,109,274      1,246,855
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.01   $         --   $       0.67   $       0.61
===================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SUSE1          WUSE1           JMC          WMCV3          WMCV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    521,656   $    327,596   $    581,442   $  1,218,229   $    584,838
    at market value                                        $    415,513   $    237,738   $    555,441   $  1,170,158   $    562,329
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          6,996             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             679            361            670          1,529            845
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    416,192        238,099        563,107      1,171,687        563,174
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  615            324            598          1,376            764
    Administrative charge                                            64             31             72            153             74
    Contract terminations                                            --              6             --             --              7
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          6,996             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   679            361          7,666          1,529            845
Net assets applicable to contracts in accumulation period       415,513        237,738        555,441      1,170,158        562,329
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    415,513   $    237,738   $    555,441   $  1,170,158   $    562,329
===================================================================================================================================
Accumulation units outstanding                                  666,457        391,212        422,926        798,513        385,909
===================================================================================================================================
Net asset value per accumulation unit                      $       0.62   $       0.61   $       1.31   $       1.47   $       1.46
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIS5          WGIS3          WGIS1          EUT            WUTS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    286,919   $  1,346,029   $    141,890   $  2,752,440   $  1,902,065
                                                           ------------------------------------------------------------------------
    at market value                                        $    228,025   $    986,411   $    108,312   $  1,593,862   $  1,116,750
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,215             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             264          1,302            162          2,287          1,475
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    230,504        987,713        108,474      1,596,149      1,118,225
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  236          1,172            148          1,737          1,327
    Administrative charge                                            28            130             14            208            148
    Contract terminations                                            --             --             --            342             --
Payable to mutual funds and portfolios
  for investments purchased                                       2,215             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,479          1,302            162          2,287          1,475
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       228,025        986,411        108,312      1,593,862      1,116,750
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    228,025   $    986,411   $    108,312   $  1,593,862   $  1,116,750
===================================================================================================================================
Accumulation units outstanding                                  346,448      1,502,857        165,959      2,205,403      2,321,232
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.66   $       0.65   $       0.72   $       0.48
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SUTS1          WUTS1          WOGS5          WOGS3          WOGS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,888,012   $    546,293   $      9,460   $     67,595   $      8,068
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,140,148   $    344,988   $      9,354   $     60,448   $      7,954
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 20,843             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,446            515             20             79              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,162,437        345,503          9,374         60,527          7,958
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,310            470             18             71              4
    Administrative charge                                           136             45              2              8             --
    Contract terminations                                            --             --             39             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      20,843             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                22,289            515             59             79              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,140,148        344,988          9,315         60,448          7,954
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,140,148   $    344,988   $      9,315   $     60,448   $      7,954
===================================================================================================================================
Accumulation units outstanding                                2,042,059        720,994         12,062         78,329          8,597
===================================================================================================================================
Net asset value per accumulation unit                      $       0.56   $       0.48   $       0.77   $       0.77   $       0.93
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS1          WOGS9          WSTB5          WSTB3          WSTB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $         --   $     10,155   $     71,770   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $         --   $     10,383   $     75,581   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             11            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --             --         10,394         75,681             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             10             90             --
    Administrative charge                                            --             --              1             10             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             11            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --         10,383         75,581             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $         --   $     10,383   $     75,581   $         --
===================================================================================================================================
Accumulation units outstanding                                       --             --         10,076         73,402             --
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $         --   $       1.03   $       1.03   $         --
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSTB1          WSTB9          WHSC5          WHSC3          WHSC8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,465   $         --   $     10,414   $     10,077   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,628   $         --   $     10,240   $      9,682             --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               7             --             15             13             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,635             --         10,255          9,695             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    6             --             13             12             --
    Administrative charge                                             1             --              2              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7             --             15             13             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,628             --         10,240          9,682             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,628   $         --   $     10,240   $      9,682   $         --
===================================================================================================================================
Accumulation units outstanding                                    5,473             --         12,234         11,575             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $         --   $       0.84   $       0.84   $         --
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHSC1          WHSC9          EPL           WIGR3         WIGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     61,627   $         --   $  1,974,066   $  1,583,116   $      5,859
    at market value                                        $     60,674   $         --   $  1,401,442   $  1,635,341   $      5,709
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    419             --          4,626             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              88             --          1,680          2,863              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     61,181             --      1,407,748      1,638,204          5,717
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   80             --          1,500          1,858              7
    Administrative charge                                             8             --            180            206              1
    Contract terminations                                            --             --             --            799             --
Payable to mutual funds and portfolios
  for investments purchased                                         419             --          4,626             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   507             --          6,306          2,863              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        60,674             --      1,401,442      1,635,341          5,709
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     60,674   $         --   $  1,401,442   $  1,635,341   $      5,709
===================================================================================================================================
Accumulation units outstanding                                   72,631             --      1,855,909      3,436,550          6,745
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $         --   $       0.76   $       0.48   $       0.85
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WIGR1          WIGR9           EPT           WVIS3          WVIS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    937,854   $         --   $  1,008,117   $  2,668,758   $         --
    at market value                                        $    638,850   $         --   $    557,602   $  1,306,319   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,697             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             928             --            676          1,736             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    642,475             --        558,278      1,308,055             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  846             --            604          1,562             --
    Administrative charge                                            82             --             72            174             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purc                                            2,697             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,625             --            676          1,736             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       638,850             --        557,602      1,306,319             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    638,850   $         --   $    557,602   $  1,306,319   $         --
===================================================================================================================================
Accumulation units outstanding                                1,349,999             --        888,229      3,966,340             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.47   $         --   $       0.63   $       0.33   $         --
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVIS1         WVIS9          WAAL5          WAAL3          WAAL1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    835,090   $         --   $    944,352   $  7,176,843   $  2,089,784
                                                           ------------------------------------------------------------------------
    at market value                                        $    407,915   $         --   $    810,260   $  5,827,224   $  1,718,395
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          1,442             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             612             --            980          7,706          7,082
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    408,527             --        812,682      5,834,930      1,725,477
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  558             --            875          6,935          2,275
    Administrative charge                                            54             --            105            771            220
    Contract terminations                                            --             --             --             --          4,587
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          1,442             --             --
Total liabilities                                                   612             --          2,422          7,706          7,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       407,915             --        810,260      5,827,224      1,718,395
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    407,915   $         --   $    810,260   $  5,827,224   $  1,718,395
===================================================================================================================================
Accumulation units outstanding                                1,245,640             --      1,042,742      7,520,522      2,230,303
===================================================================================================================================
Net asset value per accumulation unit                      $       0.33   $         --   $       0.78   $       0.77   $       0.77
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEQI5          WEQI3         SEQI1           WEQI1          WEQV5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    910,438   $  3,292,458   $    349,295   $    980,403   $    149,712
                                                           ------------------------------------------------------------------------
    at market value                                        $    771,925   $  2,674,628   $    308,543   $    824,146   $    118,613
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          4,391             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,361          4,918            433          1,189            146
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    774,286      2,679,546        308,976        829,726        118,759
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense isk fee                                   820          3,129            392          1,084            130
    Administrative charge                                            99            348             41            105             16
    Contract terminations                                         1,442          1,441             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          4,391             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,361          4,918            433          5,580            146
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       771,925      2,674,628        308,543        824,146        118,613
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    771,925   $  2,674,628   $    308,543   $    824,146   $    118,613
===================================================================================================================================
Accumulation units outstanding                                  922,350      3,204,914        368,477        993,269        157,626
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       0.83   $       0.84   $       0.83   $       0.75
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEQV3          WEQV1          WGRO5          WGRO3          WGRO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    672,722   $    331,541   $    190,774   $    388,013   $     99,699
                                                           ------------------------------------------------------------------------
    at market value                                        $    535,986   $    251,066   $    118,529   $    270,274   $     76,677
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            936             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             710            372            149            356            109
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    536,696        252,374        118,678        270,630         76,786
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  639            339            133            320             99
    Administrative charge                                            71             33             16             36             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            936             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   710          1,308            149            356            109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       535,986        251,066        118,529        270,274         76,677
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    535,986   $    251,066   $    118,529   $    270,274   $     76,677
===================================================================================================================================
Accumulation units outstanding                                  713,983        336,381        233,332        533,649        152,302
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $       0.75   $       0.51   $       0.51   $       0.50
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIEQ5          WIEQ3          WIEQ1          WLCG5          WLCG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     63,207   $    390,222   $     92,465   $1,760,679 $      8,239,789
                                                           ------------------------------------------------------------------------
    at market value                                        $     49,658   $    300,147   $     77,673   $1,197,924 $      5,358,451
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    773             --            766             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              59            389            109          2,089          8,423
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     50,490        300,536         78,548      1,200,013      5,366,874
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   53            350             99          1,305          6,387
    Administrative charge                                             6             39             10            157            710
    Contract terminations                                            --             --             --            627          1,326
Payable to mutual funds and portfolios
  for investments purchased                                         773             --            766             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   832            389            875          2,089          8,423
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        49,658        300,147         77,673      1,197,924      5,358,451
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     49,658   $    300,147   $     77,673   $1,197,924 $      5,358,451
===================================================================================================================================
Accumulation units outstanding                                   88,940        537,334        139,727      2,281,495     10,234,723
===================================================================================================================================
Net asset value per accumulation unit                      $       0.56   $       0.56   $       0.56   $       0.53   $       0.52
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WLCG1          WMMK5         WMMK3           WMMK1          WSCG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,473,024   $    624,111   $  6,083,028   $  1,296,256   $    508,841
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,660,767   $    624,176   $  6,085,006   $  1,295,489   $    314,453
Dividends receivable                                                 --            461          4,599            957             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,391             --             --             --          4,739
Receivable from mutual funds and portfolios
  for share redemptions                                           2,482            762        139,644          1,934            378
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,667,640        625,399      6,229,249      1,298,380        319,570
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,263            680          7,381          1,763            338
    Administrative charge                                           219             82            820            171             40
    Contract terminations                                            --             --        131,443             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,391            461          4,599            957          4,739
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,873          1,223        144,243          2,891          5,117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,660,767        624,176      6,085,006      1,295,489        314,453
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,660,767   $    624,176   $  6,085,006   $  1,295,489   $    314,453
===================================================================================================================================
Accumulation units outstanding                                3,190,098        596,142      5,843,482      1,247,729      1,243,489
===================================================================================================================================
Net asset value per accumulation unit                      $       0.52   $       1.05   $       1.04   $       1.04   $       0.25
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSCG3          WSCG1          WCBD5          WCBD3          WCBD1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,736,734   $    511,847   $    194,881   $  1,845,399   $    676,792
                                                           ------------------------------------------------------------------------
    at market value                                        $    759,333   $    244,816   $    199,331   $  1,878,895   $    685,572
Dividends receivable                                                 --             --            981          9,081          3,387
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,702             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,013            361            249          2,749          1,045
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    760,346        246,879        200,561      1,890,725        690,004
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  912            329            222          2,221            953
    Administrative charge                                           101             32             27            247             92
    Contract terminations                                            --             --             --            281             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,702            981          9,081          3,387
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,013          2,063          1,230         11,830          4,432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       759,333        244,816        199,331      1,878,895        685,572
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    759,333   $    244,816   $    199,331   $  1,878,895   $    685,572
===================================================================================================================================
Accumulation units outstanding                                3,011,442        976,422        166,966      1,582,572        578,796
===================================================================================================================================
Net asset value per accumulation unit                      $       0.25   $       0.25   $       1.19   $       1.19   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 WBCA5          WBCA3         SBCA1          WBCA1         WBCA9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        781   $      5,290   $      6,547   $      1,285   $         --
Variable account expenses                                         1,364         10,616         13,456          2,769             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (583)        (5,326)        (6,909)        (1,484)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,333        457,313        688,667         43,225             16
    Cost of investments sold                                     10,342        654,555        846,209         53,336             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,009)      (197,242)      (157,542)       (10,111)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,845)       (36,883)       (83,000)       (32,519)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (26,854)      (234,125)      (240,542)       (42,630)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (27,437)  $   (239,451)  $   (247,451)  $    (44,114)  $         (5)
===================================================================================================================================


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ECR            WCAR3         SCAR1           WCAR1          WDEI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     39,547   $      1,024   $      1,861   $          1   $      3,097
Variable account expenses                                       104,422          2,938          5,661              4          2,674
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (64,875)        (1,914)        (3,800)            (3)           423
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,361,487        259,035        366,350            166         78,147
    Cost of investments sold                                  2,259,706        425,237        658,004            341         94,932
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (898,219)      (166,202)      (291,654)          (175)       (16,785)
Distributions from capital gains                                657,303         26,846         39,204             15            602
Net change in unrealized appreciation or
  depreciation of investments                                (1,726,935)        89,854        148,252            112        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,967,851)       (49,502)      (104,198)           (48)       (48,805)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (2,032,726)  $    (51,416)  $   (107,998)  $        (51)  $    (48,382)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI3           SDEI1          WDEI1         WDEI9(1)        EIA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,619   $      4,969   $      3,447   $         --   $    158,653
Variable account expenses                                         4,366          5,483          3,865             --         29,540
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     253           (514)          (418)            --        129,113
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,437        329,616         84,034             17      6,829,168
    Cost of investments sold                                     98,485        367,972         94,314             21      7,191,196
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (20,048)       (38,356)       (10,280)            (4)      (362,028)
Distributions from capital gains                                    907          1,519            643             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (58,904)       (42,391)       (57,126)            --         20,273
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (78,045)       (79,228)       (66,763)            (4)      (341,755)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (77,792)  $    (79,742)  $    (67,181)  $         (4)  $   (212,642)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WEXI3          SEXI1          WEXI1         WEXI9(1)        WFDI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     48,492   $    129,857   $      5,421   $          1   $      4,893
Variable account expenses                                         9,330         29,037          1,178             --          2,414
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  39,162        100,820          4,243              1          2,479
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         204,871      3,983,037         20,344             20        103,652
    Cost of investments sold                                    234,303      4,270,083         21,619             22        102,464
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (29,432)      (287,046)        (1,275)            (2)         1,188
Distributions from capital gains                                     --             --             --             --          1,151
Net change in unrealized appreciation or
  depreciation of investments                                   (58,940)       114,987         (9,152)            --          2,801
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (88,372)      (172,059)       (10,427)            (2)         5,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,210)  $    (71,239)  $     (6,184)  $         (1)  $      7,619
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI3          SFDI1          WFDI1        WFDI9(1)         EGD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     66,883   $     14,122   $     20,678   $          1   $     23,185
Variable account expenses                                        35,203          8,071         12,278             --         64,316
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  31,680          6,051          8,400              1        (41,131)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         580,671        697,879         89,511             21        931,214
    Cost of investments sold                                    573,602        693,742         88,386             21      1,320,486
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,069          4,137          1,125             --       (389,272)
Distributions from capital gains                                 13,583          2,914          4,694             --          4,843
Net change in unrealized appreciation or
  depreciation of investments                                    47,632          4,940         14,312             --       (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   68,284         11,991         20,131             --     (1,219,780)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     99,964   $     18,042   $     28,531   $          1   $ (1,260,911)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM3          SNDM1         WNDM1          WNDM9(1)      WSVA5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,393   $      9,158   $      1,433   $         --   $         25
Variable account expenses                                        27,966         29,188          4,731             --            102
Investment income (loss) -- net                                 (18,573)       (20,030)        (3,298)            --            (77)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         510,492      1,804,673         56,581             17            134
    Cost of investments sold                                    764,120      2,492,473         80,244             21            152
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (253,628)      (687,800)       (23,663)            (4)           (18)
Distributions from capital gains                                  2,030          2,132            276             --             91
Net change in unrealized appreciation or
  depreciation of investments                                  (249,456)       129,507        (50,688)            --           (908)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (501,054)      (556,161)       (74,075)            (4)          (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (519,627)  $   (576,191)  $    (77,373)  $         (4)  $       (912)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA3(2)       WSVA8(3)       WSVA1(2)       WSVA9(3)        WSCA5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         19   $          4   $          5   $         --   $         --
Variable account expenses                                           108              6             20              2          1,325
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (89)            (2)           (15)            (2)        (1,325)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,988            139            591            141         12,780
    Cost of investments sold                                      8,266            141            592            140         14,395
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,278)            (2)            (1)             1         (1,615)
Distributions from capital gains                                     64             13             17              1             --
Net change in unrealized appreciation or
  depreciation of investments                                      (650)           (27)            24             --        (16,052)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,864)           (16)            40              2        (17,667)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,953)  $        (18)  $         25   $         --   $    (18,992)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSCA3          SSCA1         WSCA1         WSCA9(1)         ECA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,345          4,859            978             --         39,657
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,345)        (4,859)          (978)            --        (39,657)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         149,107        403,134          3,844             18      2,029,319
    Cost of investments sold                                    148,721        409,455          4,293             21      3,120,691
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    386         (6,321)          (449)            (3)    (1,091,372)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,542)       (34,869)       (10,155)            --        222,768
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (46,156)       (41,190)       (10,604)            (3)      (868,604)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,501)  $    (46,049)  $    (11,582)  $         (3)  $   (908,261)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP3          SCAP1         WCAP1           EVA           WVAL3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     35,652   $     14,780
Variable account expenses                                        36,308         63,291          4,482        156,852         74,960
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (36,308)       (63,291)        (4,482)      (121,200)       (60,180)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,406,855      4,965,109         51,587      2,044,592      1,661,167
    Cost of investments sold                                  2,302,424      7,566,858         87,889      3,352,417      2,523,477
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (895,569)    (2,601,749)       (36,302)    (1,307,825)      (862,310)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   187,807      1,409,165        (43,500)    (3,065,392)    (1,127,061)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (707,762)    (1,192,584)       (79,802)    (4,373,217)    (1,989,371)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (744,070)  $ (1,255,875)  $    (84,284)  $ (4,494,417)  $ (2,049,551)
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SVAL1          WVAL1          ESR           WSRG3          WSRG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,886   $      2,702   $        667   $        628   $        106
Variable account expenses                                        68,334         15,494          4,184          5,607          2,114
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,448)       (12,792)        (3,517)        (4,979)        (2,008)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,302,548        423,321         17,197        227,633        214,601
    Cost of investments sold                                  3,639,165        604,820         30,853        342,269        331,762
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,336,617)      (181,499)       (13,656)      (114,636)      (117,161)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (367,091)      (169,213)       (92,498)       (30,152)        82,851
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,703,708)      (350,712)      (106,154)      (144,788)       (34,310)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,760,156)  $   (363,504)  $   (109,671)  $   (149,767)  $    (36,318)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WDYC5          WDYC3          WDYC1          WHIP5          WHIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         11   $        131   $         --   $        337   $      5,419
Variable account expenses                                            70          1,059             --            226          1,370
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (59)          (928)            --            111          4,049
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              68          3,388             --          6,723         10,211
    Cost of investments sold                                         77          3,391             --          6,891         11,183
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (9)            (3)            --           (168)          (972)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (865)        (6,390)            --            824            (56)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (874)        (6,393)            --            656         (1,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (933)  $     (7,321)  $         --   $        767   $      3,021
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WHIP1          WMDC5         WMDC3         WMDC8(1)        WMDC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,832   $        907   $      1,921   $         --   $        189
Variable account expenses                                           837          2,412          5,730             25          2,018
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,995         (1,505)        (3,809)           (25)        (1,829)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,326         25,673         57,505             40         11,000
    Cost of investments sold                                      9,454         28,101         58,743             40         11,172
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (128)        (2,428)        (1,238)            --           (172)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,082)       (20,709)       (42,874)            23        (13,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,210)       (23,137)       (44,112)            23        (13,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        785   $    (24,642)  $    (47,921)  $         (2)  $    (15,509)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMDC9(1)        WISE5         WISE3          WISE1           ERE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     13,652   $    130,399   $     67,591   $     15,778
Variable account expenses                                            --          2,119         19,102         10,430          8,266
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         11,533        111,297         57,161          7,512
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              19         38,684        365,665        147,282        152,851
    Cost of investments sold                                         21         43,467        428,593        172,885        152,982
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)        (4,783)       (62,928)       (25,603)          (131)
Distributions from capital gains                                     --          2,879         27,497         14,253             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (10,393)      (120,366)       (75,611)       (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2)       (12,297)      (155,797)       (86,961)       (18,522)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $       (764)  $    (44,500)  $    (29,800)  $    (11,010)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES3          SRES1          WRES1         WSMC5          WSMC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     17,506   $     41,597   $     10,130   $        985   $      2,765
Variable account expenses                                        11,757         21,245          5,236          5,062         16,149
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,749         20,352          4,894         (4,077)       (13,384)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,544      1,448,669          8,618         94,190        221,747
    Cost of investments sold                                    277,828      1,479,735          8,567        137,778        324,264
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,284)       (31,066)            51        (43,588)      (102,517)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,339)       (86,070)       (20,649)       (96,453)      (294,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (57,623)      (117,136)       (20,598)      (140,041)      (396,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,874)  $    (96,784)  $    (15,704)  $   (144,118)  $   (410,019)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSMC8(1)        WSMC1        WSMC9(1)       WVAS5(1)       WVAS3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        910   $         --   $         76   $          7
Variable account expenses                                            --          6,314             --            238            198
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (5,404)            --           (162)          (191)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              16         54,481             16         14,456         11,960
    Cost of investments sold                                         21         74,099             21         15,260         12,598
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)       (19,618)            (5)          (804)          (638)
Distributions from capital gains                                     --             --             --            529             46
Net change in unrealized appreciation or
  depreciation of investments                                        --       (114,647)            --         (2,821)         1,342
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)      (134,265)            (5)        (3,096)           750
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $   (139,669)  $         (5)  $     (3,258)  $        559
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS8(1)      WVAS1(1)       WVAS9(1)         EMU           WMSS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        143   $         --   $         --   $      8,848   $      8,203
Variable account expenses                                           216             29             --         12,800         12,395
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (73)           (29)            --         (3,952)        (4,192)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          30,525             36             19        400,698        221,442
    Cost of investments sold                                     44,687             35             22        454,278        245,621
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,162)             1             (3)       (53,580)       (24,179)
Distributions from capital gains                                    999              1              1         21,939         20,338
Net change in unrealized appreciation or
  depreciation of investments                                        --            267             --       (117,038)      (132,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,163)           269             (2)      (148,679)      (135,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,236)  $        240   $         (2)  $   (152,631)  $   (140,064)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SMSS1          WMSS1        WMSS9(1)         JUS           WUSE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,201   $      2,108   $          1   $      5,058   $      4,925
Variable account expenses                                        16,415          3,082             --         11,783         12,038
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,214)          (974)             1         (6,725)        (7,113)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,338,340         11,345             19        387,059        824,807
    Cost of investments sold                                  1,538,705         11,705             22        535,477      1,013,998
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (200,365)          (360)            (3)      (148,418)      (189,191)
Distributions from capital gains                                 35,212          5,225             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (91,159)       (41,036)            --        (72,750)       (34,964)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (256,312)       (36,171)            (3)      (221,168)      (224,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (258,526)  $    (37,145)  $         (2)  $   (227,893)  $   (231,268)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SUSE1          WUSE1          JMC           WMCV3          WMCV1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,443   $      1,542   $      5,916   $     12,542   $      6,069
Variable account expenses                                        17,037          4,457          7,465         17,649         10,257
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,594)        (2,915)        (1,549)        (5,107)        (4,188)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,266,274         57,612         57,002        310,537        166,541
    Cost of investments sold                                  1,706,843         74,959         57,647        309,672        167,628
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (440,569)       (17,347)          (645)           865         (1,087)
Distributions from capital gains                                     --             --          1,726          3,659          1,771
Net change in unrealized appreciation or
  depreciation of investments                                   116,397        (57,431)       (39,029)       (97,312)       (46,154)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (324,172)       (74,778)       (37,948)       (92,788)       (45,470)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (337,766)  $    (77,693)  $    (39,497)  $    (97,895)  $    (49,658)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS5         WGIS3          WGIS1           EUT           WUTS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,065   $      6,210   $        863   $     51,104   $     36,985
Variable account expenses                                         2,658         16,672          2,297         26,467         20,123
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,593)       (10,462)        (1,434)        24,637         16,862
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,947        156,469         46,995        566,798        440,627
    Cost of investments sold                                     19,325        205,588         59,046        977,464        727,670
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,378)       (49,119)       (12,051)      (410,666)      (287,043)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,330)      (231,211)       (25,288)      (219,673)      (156,352)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,708)      (280,330)       (37,339)      (630,339)      (443,395)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (50,301)  $   (290,792)  $    (38,773)  $   (605,702)  $   (426,533)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SUTS1          WUTS1        WOGS5(2)       WOGS3(2)       WOGS8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     37,268   $     10,205   $         --   $         --   $         --
Variable account expenses                                        21,067          6,515             28            392              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,201          3,690            (28)          (392)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         572,862         42,073         11,462            341            135
    Cost of investments sold                                  1,018,437         70,028         11,636            382            137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (445,575)       (27,955)          (174)           (41)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (17,979)       (93,764)          (106)        (7,147)          (114)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (463,554)      (121,719)          (280)        (7,188)          (116)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (447,353)  $   (118,029)  $       (308)  $     (7,580)  $       (121)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS1(2)       WOGS9(4)       WSTB5(2)       WSTB3(2)       WSTB8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             2              1             15            477              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            (1)           (15)          (477)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             167            130             15          1,810            146
    Cost of investments sold                                        216            134             15          1,778            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (49)            (4)            --             32              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            228          3,811             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (49)            (4)           228          3,843              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (51)  $         (5)  $        213   $      3,366   $          4
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTB1(2)      WSTB9(4)       WHSC5(2)       WHSC3(2)       WHSC8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            17              1             33             50              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)            (1)           (33)           (50)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             239            146          5,890            228            136
    Cost of investments sold                                        232            141          6,022            238            134
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      7              5           (132)           (10)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       163             --           (174)          (395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      170              5           (306)          (405)             2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        153   $          4   $       (339)  $       (455)  $          1
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WHSC1(2)      WHSC9(4)         EPL           WIGR3         WIGR8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     13,244   $     18,209   $         --
Variable account expenses                                           363              1         21,240         31,379              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (363)            (1)        (7,996)       (13,170)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             452            117        657,182     17,822,810             25
    Cost of investments sold                                        457            115        863,475     18,930,253             26
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)             2       (206,293)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (953)            --       (102,127)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (958)             2       (308,420)      (326,942)          (151)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,321)  $          1   $   (316,416)  $   (340,112)  $       (160)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR1         WIGR9(1)        EPT            WVIS3        WVIS8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,235   $         --   $         --   $         --   $         --
Variable account expenses                                        12,006             --          8,680         25,975             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,771)            --         (8,680)       (25,975)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         138,670             17        134,889        478,724             16
    Cost of investments sold                                    182,992             21        219,907        908,090             21
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,322)            (4)       (85,018)      (429,366)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,775)            --       (147,219)      (254,919)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (140,097)            (4)      (232,237)      (684,285)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (145,868)  $         (4)  $   (240,917)  $   (710,260)  $         (5)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WVIS1        WVIS9(1)        WAAL5           WAAL3         WAAL1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     14,602   $    133,254   $     37,132
Variable account expenses                                         9,837             --          9,043         96,114         30,545
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,837)            --          5,559         37,140          6,587
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         260,059             16        113,612      1,216,296        327,123
    Cost of investments sold                                    424,026             21        135,792      1,474,221        409,045
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (163,967)            (5)       (22,180)      (257,925)       (81,922)
Distributions from capital gains                                     --             --          6,425         68,045         18,022
Net change in unrealized appreciation or
  depreciation of investments                                   (46,456)            --        (94,411)      (885,190)      (243,703)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (210,423)            (5)      (110,166)    (1,075,070)      (307,603)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (220,260)  $         (5)  $   (104,607)  $ (1,037,930)  $   (301,016)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQI5         WEQI3          SEQI1          WEQI1          WEQV5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,858   $     42,309   $      4,856   $     12,023   $      1,709
Variable account expenses                                         9,640         36,792          3,862         11,290          1,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,218          5,517            994            733            (54)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         220,788        246,612        279,728         82,109         54,011
    Cost of investments sold                                    272,257        280,199        328,935         98,758         62,190
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (51,469)       (33,587)       (49,207)       (16,649)        (8,179)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (131,908)      (559,375)       (32,929)      (144,362)       (30,663)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (183,377)      (592,962)       (82,136)      (161,011)       (38,842)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (181,159)  $   (587,445)  $    (81,142)  $   (160,278)  $    (38,896)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV3          WEQV1         WGRO5          WGRO3          WGRO1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,262   $      3,826   $        170   $        383   $         60
Variable account expenses                                         7,456          4,840          1,865          4,442          1,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (194)        (1,014)        (1,695)        (4,059)          (946)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          75,029         48,239         20,399        101,350          8,061
    Cost of investments sold                                     91,406         62,865         29,728        141,339          9,393
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,377)       (14,626)        (9,329)       (39,989)        (1,332)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (129,974)       (73,088)       (31,642)       (55,873)       (16,090)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (146,351)       (87,714)       (40,971)       (95,862)       (17,422)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (146,545)  $    (88,728)  $    (42,666)  $    (99,921)  $    (18,368)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WIEQ5          WIEQ3          WIEQ1          WLCG5          WLCG3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        100   $        553   $        101   $         --   $         --
Variable account expenses                                           691          4,217            908         18,376         99,701
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (591)        (3,664)          (807)       (18,376)       (99,701)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             764         77,053          8,681        314,740      1,490,010
    Cost of investments sold                                        871         92,965         10,935        459,415      2,183,853
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (107)       (15,912)        (2,254)      (144,675)      (693,843)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,222)       (62,683)       (11,859)      (319,971)    (1,682,757)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,329)       (78,595)       (14,113)      (464,646)    (2,376,600)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,920)  $    (82,259)  $    (14,920)  $   (483,022)  $ (2,476,301)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WLCG1          WMMK5         WMMK3          WMMK1          WSCG5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      9,267   $    103,407   $     15,918   $         --
Variable account expenses                                        29,286          9,634        117,014         20,377          5,217
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (29,286)          (367)       (13,607)        (4,459)        (5,217)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         194,401        878,877      5,705,189        493,622        156,335
    Cost of investments sold                                    272,587        879,441      5,708,422        493,412        263,708
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (78,186)          (564)        (3,233)           210       (107,373)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (495,633)          (100)        (1,686)        (1,294)       (94,132)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (573,819)          (664)        (4,919)        (1,084)      (201,505)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (603,105)  $     (1,031)  $    (18,526)  $     (5,543)  $   (206,722)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG3          WSCG1         WCBD5          WCBD3          WCBD1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     10,660   $    103,106   $     38,994
Variable account expenses                                        15,841          4,949          2,524         26,149         11,210
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (15,841)        (4,949)         8,136         76,957         27,784
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         356,666         75,583         68,893        306,107         65,551
    Cost of investments sold                                    763,054        139,684         68,668        307,363         65,956
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (406,388)       (64,101)           225         (1,256)          (405)
Distributions from capital gains                                     --             --            288          2,961          1,096
Net change in unrealized appreciation or
  depreciation of investments                                  (168,629)       (83,962)         2,837         27,077         10,197
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (575,017)      (148,063)         3,350         28,782         10,888
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (590,858)  $   (153,012)  $     11,486   $    105,739   $     38,672
===================================================================================================================================

(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WBCA5          WBCA3           SBCA1         WBCA1         WBCA9(2)
OPERATIONS
Investment income (loss) -- net                            $       (583)  $     (5,326)  $     (6,909)  $     (1,484)  $         --
Net realized gain (loss) on sales of investments                 (2,009)      (197,242)      (157,542)       (10,111)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,845)       (36,883)       (83,000)       (32,519)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (27,437)      (239,451)      (247,451)       (44,114)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          368        100,233          1,922            732             21
Net transfers(1)                                                 30,683       (144,929)       (47,127)       (20,529)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,652)       (67,966)       (73,496)       (11,418)           (16)
    Death benefits                                                   --        (11,071)        (7,716)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,399       (123,733)      (126,417)       (31,215)             5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  89,035        823,124        941,826        210,975             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     89,997   $    459,940   $    567,958   $    135,646   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          118,356      1,096,767      1,229,033        281,960             --
Contract purchase payments                                          571        145,600          3,068            979             21
Net transfers(1)                                                 42,289       (307,550)      (125,830)       (24,809)            --
Contract terminations:
    Surrender benefits and contract charges                      (4,333)      (111,572)      (120,592)       (19,691)           (21)
    Death benefits                                                   --        (18,794)       (11,814)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                156,883        804,451        973,865        238,439             --
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   ECR           WCAR3          SCAR1          WCAR1          WDEI5
OPERATIONS
Investment income (loss) -- net                            $    (64,875)  $     (1,914)  $     (3,800)  $         (3)  $        423
Net realized gain (loss) on sales of investments               (898,219)      (166,202)      (291,654)          (175)       (16,785)
Distributions from capital gains                                657,303         26,846         39,204             15            602
Net change in unrealized appreciation or
  depreciation of investments                                (1,726,935)        89,854        148,252            112        (32,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,032,726)       (51,416)      (107,998)           (51)       (48,382)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,404            309            151             --         59,282
Net transfers(1)                                               (196,333)      (249,332)      (312,168)            --         72,944
Annuity payments                                                   (415)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (912,898)          (531)       (15,871)          (161)        (1,980)
    Death benefits                                              (76,947)        (5,845)       (31,971)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,156,189)      (255,399)      (359,859)          (161)       130,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,204,281        377,446        543,130            212        124,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,015,366   $     70,631   $     75,273   $         --   $    206,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,018,616        564,888        795,232            318        114,711
Contract purchase payments                                       22,795            474            260             --         61,403
Net transfers(1)                                               (173,273)      (417,371)      (567,384)            --         63,894
Contract terminations:
    Surrender benefits and contract charges                    (695,803)          (975)       (25,981)          (318)        (2,095)
    Death benefits                                              (56,718)        (9,400)       (58,497)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,115,617        137,616        143,630             --        237,913
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WDEI3           SDEI1         WDEI1         WDEI9(2)         EIA
OPERATIONS
Investment income (loss) -- net                            $        253   $       (514)  $       (418)  $         --   $    129,113
Net realized gain (loss) on sales of investments                (20,048)       (38,356)       (10,280)            (4)      (362,028)
Distributions from capital gains                                    907          1,519            643             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (58,904)       (42,391)       (57,126)            --         20,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (77,792)       (79,742)       (67,181)            (4)      (212,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,897         70,114         34,547             21         52,713
Net transfers(1)                                                131,920        (80,663)       162,665             --     (1,262,400)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,632)      (152,004)        (5,765)           (17)      (143,224)
    Death benefits                                                   --             --             --             --     (1,429,584)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  154,185       (162,553)       191,447              4     (2,782,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 242,284        396,114        156,064             --      5,048,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    318,677   $    153,819   $    280,330   $         --   $  2,053,433
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          223,084        367,200        144,235             --      5,448,890
Contract purchase payments                                       32,735         75,374         40,514             21         58,806
Net transfers(1)                                                123,224        (95,122)       147,085             --     (1,383,268)
Contract terminations:
    Surrender benefits and contract charges                     (11,148)      (168,503)        (6,370)           (21)      (160,532)
    Death benefits                                                   --             --             --             --     (1,561,011)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                367,895        178,949        325,464             --      2,402,885
===================================================================================================================================





                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WEXI3          SEXI1          WEXI1        WEXI9(2)        WFDI5
OPERATIONS
Investment income (loss) -- net                            $     39,162   $    100,820   $      4,243   $          1   $      2,479
Net realized gain (loss) on sales of investments                (29,432)      (287,046)        (1,275)            (2)         1,188
Distributions from capital gains                                     --             --             --             --          1,151
Net change in unrealized appreciation or
  depreciation of investments                                   (58,940)       114,987         (9,152)            --          2,801
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,210)       (71,239)        (6,184)            (1)         7,619
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      156,736          4,097            376             21        171,930
Net transfers(1)                                                 27,929        950,766         (8,164)            --         (3,422)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (14,199)       (51,851)        (1,130)           (20)       (18,805)
    Death benefits                                                   --        (26,651)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  170,466        876,361         (8,918)             1        149,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 568,763      2,227,933         81,325             --        129,904
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    690,019   $  3,033,055   $     66,223   $         --   $    287,226
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          633,190      2,457,656         90,219             --        117,173
Contract purchase payments                                      185,101          4,913            418             21        150,459
Net transfers(1)                                                 33,782      1,266,609         (9,342)            --         (2,719)
Contract terminations:
    Surrender benefits and contract charges                     (17,539)       (61,857)        (1,296)           (21)       (16,668)
    Death benefits                                                   --        (33,000)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                834,534      3,634,321         79,999             --        248,245
===================================================================================================================================



See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI3          SFDI1         WFDI1         WFDI9(2)        EGD
OPERATIONS
Investment income (loss) -- net                            $     31,680   $      6,051   $      8,400   $          1   $    (41,131)
Net realized gain (loss) on sales of investments                  7,069          4,137          1,125             --       (389,272)
Distributions from capital gains                                 13,583          2,914          4,694             --          4,843
Net change in unrealized appreciation or
  depreciation of investments                                    47,632          4,940         14,312             --       (835,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      99,964         18,042         28,531              1     (1,260,911)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      367,591        100,599         39,724             21         98,844
Net transfers(1)                                                676,752        (29,505)       540,329             --         19,201
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (172,094)      (100,453)       (74,645)           (22)      (351,159)
    Death benefits                                              (17,297)            --             --             --        (31,761)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  854,952        (29,359)       505,408             (1)      (264,875)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,769,784        470,489        453,776             --      5,370,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,724,700   $    459,172   $    987,715   $         --   $  3,844,552
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,608,525        423,532        412,908             --      4,236,699
Contract purchase payments                                      328,619         87,534         35,946             21         92,519
Net transfers(1)                                                606,221        (26,885)       481,092             --        (43,333)
Contract terminations:
    Surrender benefits and contract charges                    (152,869)       (87,280)       (66,081)           (21)      (320,023)
    Death benefits                                              (15,160)            --             --             --        (27,556)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,375,336        396,901        863,865             --      3,938,306
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM3          SNDM1          WNDM1        WNDM9(2)       WSVA5(3)
OPERATIONS
Investment income (loss) -- net                            $    (18,573)  $    (20,030)  $     (3,298)  $         --   $        (77)
Net realized gain (loss) on sales of investments               (253,628)      (687,800)       (23,663)            (4)           (18)
Distributions from capital gains                                  2,030          2,132            276             --             91
Net change in unrealized appreciation or
  depreciation of investments                                  (249,456)       129,507        (50,688)            --           (908)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (519,627)      (576,191)       (77,373)            (4)          (912)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,889        123,975         92,926             21         24,983
Net transfers(1)                                               (122,116)      (118,030)        17,567             --          3,421
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (116,134)      (323,037)        (2,724)           (17)          (168)
    Death benefits                                              (17,318)       (55,418)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (222,679)      (372,510)       107,769              4         28,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,210,372      2,139,128        255,409             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,468,066   $  1,190,427   $    285,805   $         --   $     27,324
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,127,972      2,896,006        362,662             --             --
Contract purchase payments                                       57,084        209,840        149,453             21         30,481
Net transfers(1)                                               (269,311)      (387,824)        20,774             --          4,316
Contract terminations:
    Surrender benefits and contract charges                    (190,468)      (535,493)        (4,345)           (21)          (213)
    Death benefits                                              (25,163)       (85,870)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,700,114      2,096,659        528,544             --         34,584
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSVA3(3)       WSVA8(4)      WSVA1(3)       WSVA9(4)        WSCA5
OPERATIONS
Investment income (loss) -- net                            $        (89)  $         (2)  $        (15)  $         (2)  $     (1,325)
Net realized gain (loss) on sales of investments                 (1,278)            (2)            (1)             1         (1,615)
Distributions from capital gains                                     64             13             17              1             --
Net change in unrealized appreciation or
  depreciation of investments                                      (650)           (27)            24             --        (16,052)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,953)           (18)            25             --        (18,992)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,699          3,215         13,693            140         44,439
Net transfers(1)                                                 16,786              4          1,938             (3)        17,739
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (147)          (137)          (170)          (137)          (305)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,338          3,082         15,461             --         61,873
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         73,797
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,385   $      3,064   $     15,486   $         --   $    116,678
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         89,259
Contract purchase payments                                        3,233          3,340         17,405            144         61,883
Net transfers(1)                                                 19,010              5          2,450             --         21,837
Contract terminations:
    Surrender benefits and contract charges                        (216)          (144)          (216)          (144)          (431)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,027          3,201         19,639             --        172,548
===================================================================================================================================





                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSCA3          SSCA1         WSCA1         WSCA9(2)         ECA
OPERATIONS
Investment income (loss) -- net                            $     (3,345)  $     (4,859)  $       (978)  $         --   $    (39,657)
Net realized gain (loss) on sales of investments                    386         (6,321)          (449)            (3)    (1,091,372)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,542)       (34,869)       (10,155)            --        222,768
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,501)       (46,049)       (11,582)            (3)      (908,261)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,311            798             21             21         98,697
Net transfers(1)                                                (49,839)      (178,485)         1,843             --       (693,952)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,985)       (11,007)        (2,804)           (18)      (199,015)
    Death benefits                                                   --         (7,805)            --             --        (24,557)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (17,513)      (196,499)          (940)             3       (818,827)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 303,223        437,072         65,068             --      4,056,971
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,209   $    194,524   $     52,546   $         --   $  2,329,883
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          367,444        474,105         79,135             --      4,269,369
Contract purchase payments                                       42,693            822             26             21        120,479
Net transfers(1)                                                (57,089)      (195,570)         2,849             --       (822,939)
Contract terminations:
    Surrender benefits and contract charges                      (2,719)       (12,139)        (3,641)           (21)      (246,312)
    Death benefits                                                   --         (8,709)            --             --        (33,353)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                350,329        258,509         78,369             --      3,287,244
===================================================================================================================================



(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP3          SCAP1         WCAP1           EVA           WVAL3
OPERATIONS
Investment income (loss) -- net                            $    (36,308)  $    (63,291)  $     (4,482)  $   (121,200)  $    (60,180)
Net realized gain (loss) on sales of investments               (895,569)    (2,601,749)       (36,302)    (1,307,825)      (862,310)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   187,807      1,409,165        (43,500)    (3,065,392)    (1,127,061)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (744,070)    (1,255,875)       (84,284)    (4,494,417)    (2,049,551)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      297,661        542,402         32,312        187,503        182,743
Net transfers(1)                                               (465,487)    (1,573,733)       (20,054)      (571,168)      (796,136)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (652,665)    (1,501,576)        (8,972)      (848,859)      (391,554)
    Death benefits                                              (44,820)       (89,085)            --       (117,677)       (83,871)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (865,311)    (2,621,992)         3,286     (1,350,201)    (1,088,818)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,272,870      6,450,627        292,497     14,616,875      6,787,948
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,663,489   $  2,572,760   $    211,499   $  8,772,257   $  3,649,579
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,771,962     10,246,950        517,181     11,706,176      9,748,746
Contract purchase payments                                      663,354      1,127,504         56,894        151,341        292,680
Net transfers(1)                                               (982,096)    (2,665,135)       (53,267)      (680,064)    (1,553,927)
Contract terminations:
    Surrender benefits and contract charges                  (1,434,218)    (3,054,880)       (18,016)      (833,967)      (710,174)
    Death benefits                                              (85,447)      (164,531)            --       (120,099)      (144,894)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,933,555      5,489,908        502,792     10,223,387      7,632,431
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SVAL1           WVAL1          ESR           WSRG3          WSRG1
OPERATIONS
Investment income (loss) -- net                            $    (56,448)  $    (12,792)  $     (3,517)  $     (4,979)  $     (2,008)
Net realized gain (loss) on sales of investments             (1,336,617)      (181,499)       (13,656)      (114,636)      (117,161)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (367,091)      (169,213)       (92,498)       (30,152)        82,851
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,760,156)      (363,504)      (109,671)      (149,767)       (36,318)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,302         59,323          6,372          4,673             --
Net transfers(1)                                               (774,639)      (258,241)         6,793       (124,648)      (190,890)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (654,773)       (46,382)       (11,800)       (33,449)        (1,222)
    Death benefits                                             (118,677)            --             --        (11,211)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,534,787)      (245,300)         1,365       (164,635)      (192,112)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,114,595      1,269,962        356,909        543,232        262,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,819,652   $    661,158   $    248,603   $    228,830   $     34,107
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,587,860      1,830,074        433,646        791,525        383,987
Contract purchase payments                                       17,914         87,028          7,672          9,109             --
Net transfers(1)                                             (1,397,466)      (437,944)         8,427       (243,860)      (310,553)
Contract terminations:
    Surrender benefits and contract charges                  (1,227,870)       (88,597)       (18,659)       (63,020)        (2,019)
    Death benefits                                             (207,332)            --             --        (17,356)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,773,106      1,390,561        431,086        476,398         71,415
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WDYC5          WDYC3          WDYC1           WHIP5         WHIP3
OPERATIONS
Investment income (loss) -- net                            $        (59)  $       (928)  $         --   $        111   $      4,049
Net realized gain (loss) on sales of investments                     (9)            (3)            --           (168)          (972)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (865)        (6,390)            --            824            (56)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (933)        (7,321)            --            767          3,021
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,358          4,529             --         12,722          7,955
Net transfers(1)                                                  1,030         20,481             --          6,118         80,011
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (8)        (2,366)            --            (22)        (3,066)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,380         22,644             --         18,818         84,900
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     954         58,424             --          3,114         38,528
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,401   $     73,747   $         --   $     22,699   $    126,449
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,001         61,379             --          3,417         42,308
Contract purchase payments                                        5,332          4,708             --         14,124          8,877
Net transfers(1)                                                  1,047         21,481             --          6,951         88,654
Contract terminations:
    Surrender benefits and contract charges                          (8)        (2,494)            --            (25)        (3,365)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,372         85,074             --         24,467        136,474
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WHIP1          WMDC5         WMDC3         WMDC8(2)        WMDC1
OPERATIONS
Investment income (loss) -- net                            $      3,995   $     (1,505)  $     (3,809)  $        (25)  $     (1,829)
Net realized gain (loss) on sales of investments                   (128)        (2,428)        (1,238)            --           (172)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,082)       (20,709)       (42,874)            23        (13,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         785        (24,642)       (47,921)            (2)       (15,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         73,393        195,524         24,450         78,341
Net transfers(1)                                                 14,946         87,964        229,923              8        196,650
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (226)          (509)       (13,468)           (19)          (992)
    Death benefits                                                   --             --         (3,394)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   14,720        160,848        408,585         24,439        273,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  38,718         99,826        165,341             --         13,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     54,223   $    236,032   $    526,005   $     24,437   $    272,137
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           42,577         93,943        155,709             --         12,870
Contract purchase payments                                           --         72,258        191,220         27,402         78,991
Net transfers(1)                                                 16,406         84,663        228,822              8        199,344
Contract terminations:
    Surrender benefits and contract charges                        (267)          (536)       (13,573)           (21)        (1,069)
    Death benefits                                                   --             --         (3,281)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 58,716        250,328        558,897         27,389        290,136
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC9(2)         WISE5         WISE3          WISE1          ERE
OPERATIONS
Investment income (loss) -- net                            $         --   $     11,533   $    111,297   $     57,161   $      7,512
Net realized gain (loss) on sales of investments                     (2)        (4,783)       (62,928)       (25,603)          (131)
Distributions from capital gains                                     --          2,879         27,497         14,253             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (10,393)      (120,366)       (75,611)       (18,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)          (764)       (44,500)       (29,800)       (11,010)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21         29,223        100,257         62,817         71,924
Net transfers(1)                                                     --        108,075        243,416        334,744        285,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (19)       (19,648)       (44,218)       (28,300)       (34,903)
    Death benefits                                                   --             --        (26,097)            --        (17,724)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2        117,650        273,358        369,261        305,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         99,796      1,092,152        405,513        433,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    216,682   $  1,321,010   $    744,974   $    727,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        101,150      1,110,564        413,265        325,305
Contract purchase payments                                           21         30,454        100,536         63,871         51,754
Net transfers(1)                                                     --        112,031        231,893        329,143        203,060
Contract terminations:
    Surrender benefits and contract charges                         (21)       (19,537)       (45,131)       (29,339)       (25,006)
    Death benefits                                                   --             --        (27,876)            --        (13,262)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        224,098      1,369,986        776,940        541,851
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WRES3           SRES1          WRES1         WSMC5          WSMC3
OPERATIONS
Investment income (loss) -- net                            $      5,749   $     20,352   $      4,894   $     (4,077)  $    (13,384)
Net realized gain (loss) on sales of investments                 (7,284)       (31,066)            51        (43,588)      (102,517)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,339)       (86,070)       (20,649)       (96,453)      (294,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,874)       (96,784)       (15,704)      (144,118)      (410,019)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      188,693         61,831         15,249         49,329         77,433
Net transfers(1)                                                810,870        806,851        268,757         82,845         (9,929)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (68,414)      (350,888)        (5,415)        (2,096)       (39,366)
    Death benefits                                               (1,465)       (20,578)            --         (7,858)       (20,952)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  929,684        497,216        278,591        122,220          7,186
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 291,241        958,744        156,699        366,045      1,311,681
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,169,051   $  1,359,176   $    419,586   $    344,147   $    908,848
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          231,909        684,807        125,234        723,446      2,596,508
Contract purchase payments                                      144,569         42,054         11,862        111,709        174,097
Net transfers(1)                                                602,432        495,914        201,303        159,005        (63,324)
Contract terminations:
    Surrender benefits and contract charges                     (52,037)      (242,227)        (4,232)        (5,560)       (98,125)
    Death benefits                                               (1,164)       (14,036)            --        (21,401)       (47,902)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                925,709        966,512        334,167        967,199      2,561,254
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(2)         WSMC1        WSMC9(2)       WVAS5(2)       WVAS3(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $     (5,404)  $         --   $       (162)  $       (191)
Net realized gain (loss) on sales of investments                     (5)       (19,618)            (5)          (804)          (638)
Distributions from capital gains                                     --             --             --            529             46
Net change in unrealized appreciation or
  depreciation of investments                                        --       (114,647)            --         (2,821)         1,342
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)      (139,669)            (5)        (3,258)           559
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21        168,434             21         24,182         17,156
Net transfers(1)                                                     --         34,189             --         28,081         35,781
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (17,618)           (16)          (546)           (36)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5        185,005              5         51,717         52,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        310,383             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    355,719   $         --   $     48,459   $     53,460
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        616,623             --             --             --
Contract purchase payments                                           21        363,987             21         23,922         19,465
Net transfers(1)                                                     --         75,960             --         31,890         41,508
Contract terminations:
    Surrender benefits and contract charges                         (21)       (48,427)           (21)          (631)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,008,143             --         55,181         60,931
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS8(2)       WVAS1(2)       WVAS9(2)         EMU           WMSS3
OPERATIONS
Investment income (loss) -- net                            $        (73)  $        (29)  $         --   $     (3,952)  $     (4,192)
Net realized gain (loss) on sales of investments                (14,162)             1             (3)       (53,580)       (24,179)
Distributions from capital gains                                    999              1              1         21,939         20,338
Net change in unrealized appreciation or
  depreciation of investments                                        --            267             --       (117,038)      (132,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,236)           240             (2)      (152,631)      (140,064)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,545          1,483             21        220,117        316,012
Net transfers(1)                                                (30,291)         7,737             --        367,398        582,270
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (18)           (19)       (69,009)       (50,699)
    Death benefits                                                   --             --             --         (3,193)        (4,030)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,236          9,202              2        515,313        843,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        673,880        380,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      9,442   $         --   $  1,036,562   $  1,083,557
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        546,335        324,208
Contract purchase payments                                       39,874          1,825             21        188,072        281,064
Net transfers(1)                                                (39,853)         8,976             --        292,629        508,909
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)           (21)       (57,595)       (47,411)
    Death benefits                                                   --             --             --         (3,048)        (3,931)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         10,780             --        966,393      1,062,839
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SMSS1         WMSS1         WMSS9(2)         JUS           WUSE3
OPERATIONS
Investment income (loss) -- net                            $     (2,214)  $       (974)  $          1   $     (6,725)  $     (7,113)
Net realized gain (loss) on sales of investments               (200,365)          (360)            (3)      (148,418)      (189,191)
Distributions from capital gains                                 35,212          5,225             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (91,159)       (41,036)            --        (72,750)       (34,964)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (258,526)       (37,145)            (2)      (227,893)      (231,268)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      181,458         22,636             21         54,459         38,767
Net transfers(1)                                                511,276        319,447             --        (27,691)       210,420
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (239,302)        (4,716)           (19)       (66,517)       (50,329)
    Death benefits                                              (37,229)            --             --        (17,578)       (12,875)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  416,203        337,367              2        (57,327)       185,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 593,143         27,810             --      1,028,024        807,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    750,820   $    328,032   $         --   $    742,804   $    761,983
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          472,993         23,784             --      1,182,703      1,016,772
Contract purchase payments                                      150,076         22,367             21         77,713         56,270
Net transfers(1)                                                302,264        281,875             --        (39,932)       268,888
Contract terminations:
    Surrender benefits and contract charges                    (202,035)        (4,450)           (21)       (87,663)       (74,221)
    Death benefits                                              (32,829)            --             --        (23,547)       (20,854)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                690,469        323,576             --      1,109,274      1,246,855
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SUSE1          WUSE1           JMC           WMCV3          WMCV1
OPERATIONS
Investment income (loss) -- net                            $    (13,594)  $     (2,915)  $     (1,549)  $     (5,107)  $     (4,188)
Net realized gain (loss) on sales of investments               (440,569)       (17,347)          (645)           865         (1,087)
Distributions from capital gains                                     --             --          1,726          3,659          1,771
Net change in unrealized appreciation or
  depreciation of investments                                   116,397        (57,431)       (39,029)       (97,312)       (46,154)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (337,766)       (77,693)       (39,497)       (97,895)       (49,658)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           80         24,382         87,169        196,186         92,644
Net transfers(1)                                               (524,334)        67,482        146,113        148,374         26,235
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (129,085)        (2,502)        (5,808)       (32,025)        (6,274)
    Death benefits                                              (10,154)            --        (22,546)       (21,406)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (663,493)        89,362        204,928        291,129        112,605
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,416,772        226,069        390,010        976,924        499,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    415,513   $    237,738   $    555,441   $  1,170,158   $    562,329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,746,913        285,684        279,529        626,057        321,115
Contract purchase payments                                          122         30,685         63,823        123,842         58,373
Net transfers(1)                                               (861,363)        78,760        100,828         82,359         10,442
Contract terminations:
    Surrender benefits and contract charges                    (202,879)        (3,917)        (4,249)       (20,446)        (4,021)
    Death benefits                                              (16,336)            --        (17,005)       (13,299)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                666,457        391,212        422,926        798,513        385,909
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WGIS5          WGIS3          WGIS1           EUT          WUTS3
OPERATIONS
Investment income (loss) -- net                            $     (1,593)  $    (10,462)  $     (1,434)  $     24,637   $     16,862
Net realized gain (loss) on sales of investments                 (4,378)       (49,119)       (12,051)      (410,666)      (287,043)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,330)      (231,211)       (25,288)      (219,673)      (156,352)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,301)      (290,792)       (38,773)      (605,702)      (426,533)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       48,399         50,396             --         34,780        121,077
Net transfers(1)                                                 46,159         17,319         25,340        (85,887)      (250,664)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,126)       (28,980)        (5,283)      (148,479)       (84,062)
    Death benefits                                                   --         (3,310)            --        (20,393)       (29,121)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   93,432         35,425         20,057       (219,979)      (242,770)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 184,894      1,241,778        127,028      2,419,543      1,786,053
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    228,025   $    986,411   $    108,312   $  1,593,862   $  1,116,750
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          218,957      1,472,896        150,859      2,549,972      2,824,313
Contract purchase payments                                       66,992         71,352             --         45,552        222,246
Net transfers(1)                                                 62,009          3,897         22,601       (167,099)      (505,645)
Contract terminations:
    Surrender benefits and contract charges                      (1,510)       (40,311)        (7,501)      (199,291)      (168,172)
    Death benefits                                                   --         (4,977)            --        (23,731)       (51,510)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                346,448      1,502,857        165,959      2,205,403      2,321,232
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SUTS1         WUTS1         WOGS5(3)       WOGS3(3)       WOGS8(5)
OPERATIONS
Investment income (loss) -- net                            $     16,201   $      3,690   $        (28)  $       (392)  $         (5)
Net realized gain (loss) on sales of investments               (445,575)       (27,955)          (174)           (41)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (17,979)       (93,764)          (106)        (7,147)          (114)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (447,353)      (118,029)          (308)        (7,580)          (121)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,165         48,790            214         10,964          8,205
Net transfers(1)                                                (57,660)       (26,468)         9,573         57,230             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (145,173)        (8,606)          (164)          (166)          (130)
    Death benefits                                              (34,198)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (224,866)        13,716          9,623         68,028          8,075
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,812,367        449,301             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,140,148   $    344,988   $      9,315   $     60,448   $      7,954
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,469,129        713,097             --             --             --
Contract purchase payments                                       18,017         85,877            214         14,443          8,737
Net transfers(1)                                               (142,066)       (59,489)        12,062         64,102             --
Contract terminations:
    Surrender benefits and contract charges                    (244,899)       (18,491)          (214)          (216)          (140)
    Death benefits                                              (58,122)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,042,059        720,994         12,062         78,329          8,597
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS1(3)       WOGS9(5)       WSTB5(3)       WSTB3(3)       WSTB8(5)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         (1)  $        (15)  $       (477)  $         (1)
Net realized gain (loss) on sales of investments                    (49)            (4)            --             32              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            228          3,811             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (51)            (5)           213          3,366              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          216            135          7,296          1,981            141
Net transfers(1)                                                     --             --          3,094         71,568             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (165)          (130)          (220)        (1,334)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51              5         10,170         72,215             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $     10,383   $     75,581   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          216            140          7,224          1,988            140
Net transfers(1)                                                     --             --          3,066         72,749             --
Contract terminations:
    Surrender benefits and contract charges                        (216)          (140)          (214)        (1,335)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         10,076         73,402             --
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB1(3)       WSTB9(5)       WHSC5(3)       WHSC3(3)       WHSC8(5)
OPERATIONS
Investment income (loss) -- net                            $        (17)  $         (1)  $        (33)  $        (50)  $         (1)
Net realized gain (loss) on sales of investments                      7              5           (132)           (10)             2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       163             --           (174)          (395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         153              4           (339)          (455)             1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          216            141            214            216            134
Net transfers(1)                                                  5,481             --         10,541         10,099             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (222)          (145)          (176)          (178)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,475             (4)        10,579         10,137             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,628   $         --   $     10,240   $      9,682   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          216            140            212            214            140
Net transfers(1)                                                  5,473             --         12,234         11,575             --
Contract terminations:
    Surrender benefits and contract charges                        (216)          (140)          (212)          (214)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,473             --         12,234         11,575             --
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC1(3)       WHSC9(5)         EPL           WIGR3         WIGR8(2)
OPERATIONS
Investment income (loss) -- net                            $       (363)  $         (1)  $     (7,996)  $    (13,170)  $         (9)
Net realized gain (loss) on sales of investments                     (5)             2       (206,293)    (1,107,443)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (953)            --       (102,127)       780,501           (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,321)             1       (316,416)      (340,112)          (160)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,544            115        147,833        112,628          5,869
Net transfers(1)                                                 37,629             --         62,727       (346,906)            18
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (178)          (116)      (107,087)      (111,868)           (18)
    Death benefits                                                   --             --        (37,057)       (49,021)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,995             (1)        66,416       (395,167)         5,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      1,651,442      2,370,620             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,674   $         --   $  1,401,442   $  1,635,341   $      5,709
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,775,441      4,039,987             --
Contract purchase payments                                       29,104            120        177,170        221,302          6,746
Net transfers(1)                                                 43,740             --         73,923       (519,154)            20
Contract terminations:
    Surrender benefits and contract charges                        (213)          (120)      (125,002)      (214,292)           (21)
    Death benefits                                                   --             --        (45,623)       (91,293)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 72,631             --      1,855,909      3,436,550          6,745
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR1         WIGR9(2)         EPT           WVIS3         WVIS8(2)
OPERATIONS
Investment income (loss) -- net                            $     (5,771)  $         --   $     (8,680)  $    (25,975)  $         --
Net realized gain (loss) on sales of investments                (44,322)            (4)       (85,018)      (429,366)            (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,775)            --       (147,219)      (254,919)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (145,868)            (4)      (240,917)      (710,260)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      156,059             21         51,041         82,990             21
Net transfers(1)                                                (71,914)            --         69,514       (115,708)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,947)           (17)       (32,588)      (155,766)           (16)
    Death benefits                                                   --             --         (6,172)       (23,211)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   57,198              4         81,795       (211,695)             5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 727,520             --        716,724      2,228,274             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    638,850   $         --   $    557,602   $  1,306,319   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,244,429             --        781,502      4,623,626             --
Contract purchase payments                                      280,436             21         66,697        213,200             21
Net transfers(1)                                               (121,191)            --         91,652       (413,467)            --
Contract terminations:
    Surrender benefits and contract charges                     (53,675)           (21)       (42,417)      (396,366)           (21)
    Death benefits                                                   --             --         (9,205)       (60,653)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,349,999             --        888,229      3,966,340             --
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVIS1         WVIS9(2)        WAAL5          WAAL3          WAAL1
OPERATIONS
Investment income (loss) -- net                            $     (9,837)  $         --   $      5,559   $     37,140   $      6,587
Net realized gain (loss) on sales of investments               (163,967)            (5)       (22,180)      (257,925)       (81,922)
Distributions from capital gains                                     --             --          6,425         68,045         18,022
Net change in unrealized appreciation or
  depreciation of investments                                   (46,456)            --        (94,411)      (885,190)      (243,703)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (220,260)            (5)      (104,607)    (1,037,930)      (301,016)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,058             21        250,074        603,371        402,268
Net transfers(1)                                               (214,602)            --        187,524        100,966         66,706
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,435)           (16)       (47,568)      (197,994)       (47,875)
    Death benefits                                                   --             --             --        (39,037)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (176,979)             5        390,030        467,306        421,099
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 805,154             --        524,837      6,397,848      1,598,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    407,915   $         --   $    810,260   $  5,827,224   $  1,718,395
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,675,935             --        580,121      7,089,097      1,777,201
Contract purchase payments                                      106,156             21        281,902        707,010        445,808
Net transfers(1)                                               (505,712)            --        208,535         16,673         65,734
Contract terminations:
    Surrender benefits and contract charges                     (30,739)           (21)       (27,816)      (243,372)       (58,440)
    Death benefits                                                   --             --             --        (48,886)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,245,640             --      1,042,742      7,520,522      2,230,303
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQI5         WEQI3          SEQI1          WEQI1          WEQV5
OPERATIONS
Investment income (loss) -- net                            $      2,218   $      5,517   $        994   $        733   $        (54)
Net realized gain (loss) on sales of investments                (51,469)       (33,587)       (49,207)       (16,649)        (8,179)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (131,908)      (559,375)       (32,929)      (144,362)       (30,663)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (181,159)      (587,445)       (81,142)      (160,278)       (38,896)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,066        403,909        146,388        211,550         15,052
Net transfers(1)                                                285,822        906,216        156,642        248,345         32,380
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (20,400)       (76,266)       (52,729)       (20,999)        (9,521)
    Death benefits                                                   --        (40,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  371,488      1,193,269        250,301        438,896         37,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 581,596      2,068,804        139,384        545,528        119,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    771,925   $  2,674,628   $    308,543   $    824,146   $    118,613
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          553,495      1,972,144        132,341        522,019        118,926
Contract purchase payments                                      118,661        411,958        145,027        221,979         13,804
Net transfers(1)                                                272,347        944,363        144,912        271,429         36,396
Contract terminations:
    Surrender benefits and contract charges                     (22,153)       (81,612)       (53,803)       (22,158)       (11,500)
    Death benefits                                                   --        (41,939)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                922,350      3,204,914        368,477        993,269        157,626
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV3         WEQV1          WGRO5          WGRO3          WGRO1
OPERATIONS
Investment income (loss) -- net                            $       (194)  $     (1,014)  $     (1,695)  $     (4,059)  $       (946)
Net realized gain (loss) on sales of investments                (16,377)       (14,626)        (9,329)       (39,989)        (1,332)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (129,974)       (73,088)       (31,642)       (55,873)       (16,090)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (146,545)       (88,728)       (42,666)       (99,921)       (18,368)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,484         22,154          1,500        103,381          2,012
Net transfers(1)                                                219,302         30,471         32,491         28,630         34,198
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,650)       (19,644)        (4,841)        (6,606)        (7,055)
    Death benefits                                              (10,895)            --             --         (9,654)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  233,241         32,981         29,150        115,751         29,155
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 449,290        306,813        132,045        254,444         65,890
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    535,986   $    251,066   $    118,529   $    270,274   $     76,677
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          447,582        306,787        190,117        367,019         95,408
Contract purchase payments                                       67,478         26,198          2,591        171,394          3,067
Net transfers(1)                                                258,822         25,949         49,754         22,448         64,566
Contract terminations:
    Surrender benefits and contract charges                     (46,494)       (22,553)        (9,130)       (11,866)       (10,739)
    Death benefits                                              (13,405)            --             --        (15,346)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                713,983        336,381        233,332        533,649        152,302
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WIEQ5           WIEQ3         WIEQ1          WLCG5          WLCG3
OPERATIONS
Investment income (loss) -- net                            $       (591)  $     (3,664)  $       (807)  $    (18,376)  $    (99,701)
Net realized gain (loss) on sales of investments                   (107)       (15,912)        (2,254)      (144,675)      (693,843)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,222)       (62,683)       (11,859)      (319,971)    (1,682,757)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,920)       (82,259)       (14,920)      (483,022)    (2,476,301)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          949         85,436          7,097         88,484        455,800
Net transfers(1)                                                 18,496         34,122         39,913        178,523       (121,285)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (139)       (12,998)          (105)       (85,300)      (293,386)
    Death benefits                                                   --             --             --        (14,130)       (98,066)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,306        106,560         46,905        167,577        (56,937)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  44,272        275,846         45,688      1,513,369      7,891,689
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     49,658   $    300,147   $     77,673   $  1,197,924   $  5,358,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           60,272        375,009         62,297      2,046,364     10,688,936
Contract purchase payments                                        1,637        127,407         12,082        146,564        712,926
Net transfers(1)                                                 27,254         54,918         65,543        248,487       (511,269)
Contract terminations:
    Surrender benefits and contract charges                        (223)       (20,000)          (195)      (134,312)      (490,920)
    Death benefits                                                   --             --             --        (25,608)      (164,950)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 88,940        537,334        139,727      2,281,495     10,234,723
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WLCG1         WMMK5          WMMK3          WMMK1          WSCG5
OPERATIONS
Investment income (loss) -- net                            $    (29,286)  $       (367)  $    (13,607)  $     (4,459)  $     (5,217)
Net realized gain (loss) on sales of investments                (78,186)          (564)        (3,233)           210       (107,373)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (495,633)          (100)        (1,686)        (1,294)       (94,132)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (603,105)        (1,031)       (18,526)        (5,543)      (206,722)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      215,087        100,250        669,919              4         47,898
Net transfers(1)                                                203,057       (136,625)    (2,969,946)       146,579         55,621
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (83,684)       (84,481)      (816,853)       (10,652)       (42,118)
    Death benefits                                                   --             --        (71,060)            --        (16,094)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  334,460       (120,856)    (3,187,940)       135,931         45,307
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,929,412        746,063      9,291,472      1,165,101        475,868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,660,767   $    624,176   $  6,085,006   $  1,295,489   $    314,453
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,621,634        711,727      8,906,824      1,117,204      1,146,391
Contract purchase payments                                      362,311         95,694        640,852              4        155,481
Net transfers(1)                                                353,287       (130,614)    (2,852,124)       140,765        130,970
Contract terminations:
    Surrender benefits and contract charges                    (147,134)       (80,665)      (783,921)       (10,244)      (127,379)
    Death benefits                                                   --             --        (68,149)            --        (61,974)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,190,098        596,142      5,843,482      1,247,729      1,243,489
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG3          WSCG1         WCBD5          WCBD3          WCBD1
OPERATIONS
Investment income (loss) -- net                            $    (15,841)  $     (4,949)  $      8,136   $     76,957   $     27,784
Net realized gain (loss) on sales of investments               (406,388)       (64,101)           225         (1,256)          (405)
Distributions from capital gains                                     --             --            288          2,961          1,096
Net change in unrealized appreciation or
  depreciation of investments                                  (168,629)       (83,962)         2,837         27,077         10,197
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (590,858)      (153,012)        11,486        105,739         38,672
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      107,996         30,753         46,966        252,572         10,603
Net transfers(1)                                               (203,689)        (6,635)        (9,348)       107,539         68,090
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (61,306)        (2,673)       (24,029)      (108,971)       (44,464)
    Death benefits                                               (7,460)            --             --        (12,883)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (164,459)        21,445         13,589        238,257         34,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,514,650        376,383        174,256      1,534,899        612,671
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    759,333   $    244,816   $    199,331   $  1,878,895   $    685,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,654,916        911,462        155,001      1,372,544        547,620
Contract purchase payments                                      335,103         77,343         41,008        222,983          9,303
Net transfers(1)                                               (748,084)        (2,824)        (8,278)        93,930         60,627
Contract terminations:
    Surrender benefits and contract charges                    (204,104)        (9,559)       (20,765)       (95,697)       (38,754)
    Death benefits                                              (26,389)            --             --        (11,188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,011,442        976,422        166,966      1,582,572        578,796
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  WBCA5          WBCA3          SBCA1          WBCA1          ECR
OPERATIONS
Investment income (loss) -- net                            $       (320)  $     (5,615)  $     (7,473)  $     (1,562)  $   (111,333)
Net realized gain (loss) on sales of investments                    (75)       (44,062)       (95,938)        (3,842)      (395,515)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,895)      (109,943)       (84,481)       (22,779)    (1,830,120)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,290)      (159,620)      (187,892)       (28,183)    (2,336,968)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       58,641        115,455        283,444         55,597        171,541
Net transfers(1)                                                 32,078        190,448        227,271        112,932        555,934
Annuity payments                                                     --             --             --             --           (554)
Contract terminations:
    Surrender benefits and contract charges                        (226)       (43,451)       (68,819)        (3,032)    (1,129,608)
    Death benefits                                                   --             --             --             --        (97,722)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   90,493        262,452        441,896        165,497       (500,409)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,832        720,292        687,822         73,661     12,041,658
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     89,035   $    823,124   $    941,826   $    210,975   $  9,204,281
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,289        789,468        737,582         80,830      6,357,512
Contract purchase payments                                       69,876        142,236        332,000         67,658         99,265
Net transfers(1)                                                 43,491        219,673        248,139        137,148        332,557
Contract terminations:
    Surrender benefits and contract charges                        (300)       (54,610)       (88,688)        (3,676)      (709,387)
    Death benefits                                                   --             --             --             --        (61,331)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                118,356      1,096,767      1,229,033        281,960      6,018,616
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WCAR3           SCAR1         WCAR1          WDEI5          WDEI3
OPERATIONS
Investment income (loss) -- net                            $     (4,816)  $     (7,549)  $         (3)  $        (41)  $       (274)
Net realized gain (loss) on sales of investments                (16,305)       (28,918)            (2)          (184)        (1,815)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (69,663)       (97,585)           (46)         1,747         (3,989)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (90,784)      (134,052)           (51)         1,522         (6,078)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,623         34,829             --         30,207         73,764
Net transfers(1)                                                 48,501            512             --         85,446        189,921
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,307)       (17,914)            (2)          (316)       (86,621)
    Death benefits                                                   --         (5,429)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   71,817         11,998             (2)       115,337        177,064
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 396,413        665,184            265          7,939         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    377,446   $    543,130   $        212   $    124,798   $    242,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          478,547        784,777            319          7,350         66,033
Contract purchase payments                                       44,977         41,105             --         28,086         68,149
Net transfers(1)                                                 56,786          5,909             --         79,571        167,393
Contract terminations:
    Surrender benefits and contract charges                     (15,422)       (28,953)            (1)          (296)       (78,491)
    Death benefits                                                   --         (7,606)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                564,888        795,232            318        114,711        223,084
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SDEI1         WDEI1           EIA           WEXI3          SEXI1
OPERATIONS
Investment income (loss) -- net                            $       (659)  $       (338)  $    137,985   $     41,220   $     69,016
Net realized gain (loss) on sales of investments                (49,930)           433        (62,167)       (23,437)       (12,683)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,363          3,152        (42,466)        (7,025)       (33,153)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (46,226)         3,247         33,352         10,758         23,180
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         12,438        137,071         71,908        147,382
Net transfers(1)                                                413,382        101,817      4,550,790        308,637      1,754,865
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,000)        (4,256)      (154,070)       (55,929)       (40,203)
    Death benefits                                               (8,733)            --        (16,699)       (35,520)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  386,649        109,999      4,517,092        289,096      1,862,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  55,691         42,818        498,126        268,909        342,709
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,114   $    156,064   $  5,048,570   $    568,763   $  2,227,933
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           51,889         39,734        556,413        309,687        390,382
Contract purchase payments                                           --         12,677        146,104         82,047        159,232
Net transfers(1)                                                340,376         95,762      4,931,566        347,124      1,952,547
Contract terminations:
    Surrender benefits and contract charges                     (16,402)        (3,938)      (166,913)       (63,833)       (44,505)
    Death benefits                                               (8,663)            --        (18,280)       (41,835)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                367,200        144,235      5,448,890        633,190      2,457,656
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WEXI1          WFDI5           WFDI3         SFDI1          WFDI1
OPERATIONS
Investment income (loss) -- net                            $      3,138   $      2,151   $     32,164   $      7,462   $      6,039
Net realized gain (loss) on sales of investments                   (522)            59          9,887          1,120            710
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,705)           (39)           (32)          (668)            79
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         911          2,171         42,019          7,914          6,828
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       39,186         86,403        663,020         70,261        230,534
Net transfers(1)                                                 34,293            184        803,444        389,493        151,054
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (14)          (346)       (24,657)       (23,014)        (3,092)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   73,465         86,241      1,441,807        436,740        378,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,949         41,492        285,958         25,835         68,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     81,325   $    129,904   $  1,769,784   $    470,489   $    453,776
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,950         39,245        272,285         24,341         65,132
Contract purchase payments                                       43,837         78,011        616,012         64,667        210,813
Net transfers(1)                                                 38,448            229        742,853        355,333        139,799
Contract terminations:
    Surrender benefits and contract charges                         (16)          (312)       (22,625)       (20,809)        (2,836)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 90,219        117,173      1,608,525        423,532        412,908
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EGD           WNDM3          SNDM1          WNDM1          WSCA5
OPERATIONS
Investment income (loss) -- net                            $    (60,329)  $    (24,796)  $    (25,952)  $     (3,275)  $       (420)
Net realized gain (loss) on sales of investments               (126,943)       (52,009)      (127,964)        (8,083)           (30)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (844,510)      (288,903)      (245,647)       (28,551)         2,076
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,031,782)      (365,708)      (399,563)       (39,909)         1,626
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      412,497        140,640        182,483          8,197         19,353
Net transfers(1)                                                641,651        669,355        220,415        119,299         38,480
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (362,349)       (59,517)       (88,535)        (2,307)          (276)
    Death benefits                                              (25,717)        (8,722)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  666,082        741,756        314,363        125,189         57,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,736,038      1,834,324      2,224,328        170,129         14,614
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,370,338   $  2,210,372   $  2,139,128   $    255,409   $     73,797
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,716,997      2,129,881      2,468,296        197,872         16,291
Contract purchase payments                                      308,358        178,323        224,502         12,127         23,398
Net transfers(1)                                                509,304        914,269        323,253        155,674         49,908
Contract terminations:
    Surrender benefits and contract charges                    (277,964)       (81,940)      (120,045)        (3,011)          (338)
    Death benefits                                              (19,996)       (12,561)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,236,699      3,127,972      2,896,006        362,662         89,259
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSCA3          SSCA1          WSCA1           ECA           WCAP3
OPERATIONS
Investment income (loss) -- net                            $     (2,535)  $     (3,374)  $       (937)  $    (50,273)  $    (53,151)
Net realized gain (loss) on sales of investments                 (1,347)       (34,056)          (335)      (435,605)      (882,852)
Distributions from capital gain                                      --             --             --        330,973        279,901
Net change in unrealized appreciation or
  depreciation of investments                                    11,828         15,959         (1,751)      (838,506)      (453,152)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,946        (21,471)        (3,023)      (993,411)    (1,109,254)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,478         45,743          3,264        372,709        407,851
Net transfers(1)                                                136,963        270,860         31,468      1,171,359        266,248
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,357)        (5,043)        (1,095)      (226,278)      (372,752)
    Death benefits                                                   --             --             --        (81,878)      (189,437)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,084        311,560         33,637      1,235,912        111,910
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 155,193        146,983         34,454      3,814,470      4,270,214
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    303,223   $    437,072   $     65,068   $  4,056,971   $  3,272,870
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          173,145        146,635         38,501      3,036,648      5,686,014
Contract purchase payments                                       11,138         51,841          3,691        339,739        617,157
Net transfers(1)                                                190,133        281,146         38,262      1,189,779        357,913
Contract terminations:
    Surrender benefits and contract charges                      (6,972)        (5,517)        (1,319)      (220,101)      (622,172)
    Death benefits                                                   --             --             --        (76,696)      (266,950)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                367,444        474,105         79,135      4,269,369      5,771,962
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCAP1         WCAP1           EVA           WVAL3          SVAL1
OPERATIONS
Investment income (loss) -- net                            $   (100,062)  $     (4,121)  $   (197,529)  $    (80,897)  $   (103,469)
Net realized gain (loss) on sales of investments             (1,405,882)        (8,729)      (367,137)      (126,058)    (1,242,335)
Distributions from capital gain                                 528,462         23,208        295,322        129,854        119,147
Net change in unrealized appreciation or
  depreciation of investments                                  (921,921)       (78,074)    (2,143,123)      (807,983)      (109,989)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,899,403)       (67,716)    (2,412,467)      (885,084)    (1,336,646)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      653,249         94,804        865,222      1,166,628        242,005
Net transfers(1)                                                826,516        118,309        864,697      1,982,233       (928,863)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (285,408)        (9,033)    (1,148,011)      (420,242)      (609,147)
    Death benefits                                              (49,818)            --       (108,123)       (72,980)      (138,457)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,144,539        204,080        473,785      2,655,639     (1,434,462)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,205,491        156,133     16,555,557      5,017,393      8,885,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,450,627   $    292,497   $ 14,616,875   $  6,787,948   $  6,114,595
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,640,727        208,271     11,388,451      6,186,727     10,737,841
Contract purchase payments                                      824,280        127,171        638,851      1,555,797        303,176
Net transfers(1)                                              1,251,245        196,653        655,377      2,676,783     (1,444,313)
Contract terminations:
    Surrender benefits and contract charges                    (385,605)       (14,914)      (893,851)      (570,310)      (816,671)
    Death benefits                                              (83,697)            --        (82,652)      (100,251)      (192,173)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,246,950        517,181     11,706,176      9,748,746      8,587,860
===================================================================================================================================






                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WVAL1          ESR           WSRG3          WSRG1         WDYC5(2)
OPERATIONS
Investment income (loss) -- net                            $    (18,291)  $     (5,459)  $     (5,678)  $     (4,612)  $         (9)
Net realized gain (loss) on sales of investments                (54,385)       (15,575)       (27,284)        (2,205)          (161)
Distributions from capital gain                                  25,372             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (151,143)       (95,419)       (71,773)       (73,109)          (127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (198,447)      (116,453)      (104,735)       (79,926)          (297)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      287,415         23,594         70,403          4,499          2,611
Net transfers(1)                                                316,617         45,013        278,630         13,856            201
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,186)       (51,654)       (20,402)        (2,501)        (1,561)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  587,846         16,953        328,631         15,854          1,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 880,563        456,409        319,336        326,609             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,269,962   $    356,909   $    543,232   $    262,537   $        954
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,087,444        423,337        354,908        363,579             --
Contract purchase payments                                      378,580         22,509         92,613          6,560          2,332
Net transfers(1)                                                386,468         43,605        371,366         17,212            209
Contract terminations:
    Surrender benefits and contract charges                     (22,418)       (55,805)       (27,362)        (3,364)        (1,540)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,830,074        433,646        791,525        383,987          1,001
===================================================================================================================================



(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     WDYC3(2)       WHIP5(2)       WHIP3(2)       WHIP1(2)       WMDC5(2)
OPERATIONS
Investment income (loss) -- net                            $       (271)  $        (19)  $       (219)  $       (128)  $       (338)
Net realized gain (loss) on sales of investments                    (16)          (179)            (4)            --              5
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       965           (157)        (1,467)           285          4,530
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         678           (355)        (1,690)           157          4,197
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,043          6,743         32,343             --         69,407
Net transfers(1)                                                 10,703             --          7,875         38,561         26,222
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (3,274)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   57,746          3,469         40,218         38,561         95,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     58,424   $      3,114   $     38,528   $     38,718   $     99,826
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       49,488          6,847         33,619             --         68,115
Net transfers(1)                                                 11,891             --          8,689         42,577         25,828
Contract terminations:
    Surrender benefits and contract charges                          --         (3,430)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 61,379          3,417         42,308         42,577         93,943
===================================================================================================================================






                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     WMDC3(2)       WMDC1(2)        WISE5          WISE3          WISE1
OPERATIONS
Investment income (loss) -- net                            $       (670)  $        (54)  $      4,218   $     14,309   $     11,887
Net realized gain (loss) on sales of investments                     (1)           186         (1,522)          (511)        (6,243)
Distributions from capital gain                                      --             --          4,349         17,829         13,940
Net change in unrealized appreciation or
  depreciation of investments                                     7,859          1,057         (8,040)       (38,706)       (20,199)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,188          1,189           (995)        (7,079)          (615)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,477         13,733         55,545        326,694         67,360
Net transfers(1)                                                151,981             --         13,100        681,821        190,499
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (305)        (1,275)        (1,937)        (9,617)        (7,103)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,153         12,458         66,708        998,898        250,756
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         34,083        100,333        155,372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    165,341   $     13,647   $     99,796   $  1,092,152   $    405,513
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         34,321        101,118        156,857
Contract purchase payments                                        6,285         14,122         55,515        329,339         68,007
Net transfers(1)                                                149,724             --         13,270        689,916        195,552
Contract terminations:
    Surrender benefits and contract charges                        (300)        (1,252)        (1,956)        (9,809)        (7,151)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                155,709         12,870        101,150      1,110,564        413,265
===================================================================================================================================



(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       ERE           WRES3          SRES1          WRES1          WSMC5
OPERATIONS
Investment income (loss) -- net                            $     12,833   $      3,937   $     24,115   $      2,971   $     (2,156)
Net realized gain (loss) on sales of investments                  6,672          2,116        (40,498)         1,765         (4,649)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       615          9,995         43,062          4,324         (6,105)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,120         16,048         26,679          9,060        (12,910)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       93,948         82,186        364,306        142,834         69,391
Net transfers(1)                                                 95,493        127,695        455,830         (2,134)       165,057
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (20,692)       (34,784)      (242,169)          (234)       (13,464)
    Death benefits                                               (8,847)        (8,565)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  159,902        166,532        577,967        140,466        220,984
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 253,695        108,661        354,098          7,173        157,971
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    433,717   $    291,241   $    958,744   $    156,699   $    366,045
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          202,243         91,949        268,500          6,079        260,417
Contract purchase payments                                       73,976         67,964        272,939        119,152        139,317
Net transfers(1)                                                 71,904        107,742        331,156            197        350,692
Contract terminations:
    Surrender benefits and contract charges                     (15,778)       (28,417)      (187,788)          (194)       (26,980)
    Death benefits                                               (7,040)        (7,329)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                325,305        231,909        684,807        125,234        723,446
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSMC3           WSMC1          EMU           WMSS3          SMSS1
OPERATIONS
Investment income (loss) -- net                            $    (10,464)  $     (2,427)  $      3,054   $      7,309   $     13,653
Net realized gain (loss) on sales of investments                 (5,345)       (14,043)        (6,759)       (10,406)      (122,294)
Distributions from capital gain                                      --             --         31,187         38,801         93,662
Net change in unrealized appreciation or
  depreciation of investments                                   (64,859)        (8,327)       (25,983)        (6,858)       (24,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (80,668)       (24,797)         1,499         28,846        (39,633)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      465,779        108,072         88,382         63,327        277,425
Net transfers(1)                                                459,708        159,101        423,995        433,640        492,762
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,949)        (4,547)       (38,163)      (163,814)      (231,063)
    Death benefits                                                   --             --             --        (25,292)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  906,538        262,626        474,214        307,861        539,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 485,811         72,554        198,167         43,361         93,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,311,681   $    310,383   $    673,880   $    380,068   $    593,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          797,324        120,115        169,587         38,958         78,742
Contract purchase payments                                      928,813        212,321         71,278         55,963        214,860
Net transfers(1)                                                908,203        293,355        336,168        386,654        370,604
Contract terminations:
    Surrender benefits and contract charges                     (37,832)        (9,168)       (30,698)      (135,582)      (191,213)
    Death benefits                                                   --             --             --        (21,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,596,508        616,623        546,335        324,208        472,993
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMSS1           JUS           WUSE3          SUSE1          WUSE1
OPERATIONS
Investment income (loss) -- net                            $         (9)  $    (11,648)  $     (8,454)  $    (20,024)  $     (2,237)
Net realized gain (loss) on sales of investments                   (202)       (65,336)      (129,492)      (143,770)        (2,029)
Distributions from capital gain                                     591             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       466        (87,574)       (38,233)      (114,853)       (22,905)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         846       (164,558)      (176,179)      (278,647)       (27,171)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        102,381        115,352         44,050        102,693
Net transfers(1)                                                 20,118        (54,479)       394,241          8,855         59,188
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (241)       (87,448)       (65,068)      (145,632)        (1,442)
    Death benefits                                                   --        (16,872)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,877        (56,418)       444,525        (92,727)       160,439
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,087      1,249,000        538,922      1,788,146         92,801
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,810   $  1,028,024   $    807,268   $  1,416,772   $    226,069
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,378      1,247,373        587,046      1,910,301        101,513
Contract purchase payments                                           --        106,889        134,426         49,640        112,774
Net transfers(1)                                                 17,617        (55,875)       371,565        (30,144)        73,105
Contract terminations:
    Surrender benefits and contract charges                        (211)       (97,182)       (76,265)      (182,884)        (1,708)
    Death benefits                                                   --        (18,502)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,784      1,182,703      1,016,772      1,746,913        285,684
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       JMC            WMCV3         WMCV1          WGIS5          WGIS3
OPERATIONS
Investment income (loss) -- net                            $        529   $       (996)  $     (1,260)  $     (1,142)  $     (8,930)
Net realized gain (loss) on sales of investments                    273          7,642         (1,076)        (3,379)        (5,381)
Distributions from capital gain                                  17,547         43,581         21,318          1,904         18,651
Net change in unrealized appreciation or
  depreciation of investments                                     8,245         26,185         18,143        (13,558)      (123,300)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,594         76,412         37,125        (16,175)      (118,960)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,955        256,221        197,999         51,194        374,120
Net transfers(1)                                                131,077        353,700        181,177         89,994        553,135
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,551)       (20,936)        (1,383)        (8,560)       (14,967)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  282,481        588,985        377,793        132,628        912,288
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  80,935        311,527         84,464         68,441        448,450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    390,010   $    976,924   $    499,382   $    184,894   $  1,241,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           63,998        220,366         59,836         67,158        440,456
Contract purchase payments                                      121,496        175,577        138,833         55,625        408,362
Net transfers(1)                                                 99,752        244,353        123,384        106,210        641,514
Contract terminations:
    Surrender benefits and contract charges                      (5,717)       (14,239)          (938)       (10,036)       (17,436)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                279,529        626,057        321,115        218,957      1,472,896
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WGIS1           EUT           WUTS3          SUTS1          WUTS1
OPERATIONS
Investment income (loss) -- net                            $       (917)  $     55,165   $     30,407   $     58,420   $      4,054
Net realized gain (loss) on sales of investments                   (314)      (139,746)       (70,497)      (464,927)       (24,460)
Distributions from capital gain                                     893        243,380        149,727        274,996         25,418
Net change in unrealized appreciation or
  depreciation of investments                                    (8,280)      (947,847)      (644,706)      (757,567)      (109,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8,618)      (789,048)      (535,069)      (889,078)      (104,199)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,580        439,462        519,904        379,087        250,695
Net transfers(1)                                                 78,337        556,621        593,976       (907,559)       161,976
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,429)      (236,689)      (248,579)      (195,179)        (4,056)
    Death benefits                                                   --        (12,326)       (57,815)       (72,045)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  120,488        747,068        807,486       (795,696)       408,615
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,158      2,461,523      1,513,636      3,497,141        144,885
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    127,028   $  2,419,543   $  1,786,053   $  1,812,367   $    449,301
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,910      1,938,883      1,785,498      3,551,148        171,364
Contract purchase payments                                       48,895        386,694        659,352        401,771        348,746
Net transfers(1)                                                 89,854        453,692        789,417     (1,172,581)       198,718
Contract terminations:
    Surrender benefits and contract charges                      (2,800)      (217,063)      (329,489)      (230,364)        (5,731)
    Death benefits                                                   --        (12,234)       (80,465)       (80,845)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                150,859      2,549,972      2,824,313      2,469,129        713,097
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EPL            WIGR3         WIGR1           EPT           WVIS3
OPERATIONS
Investment income (loss) -- net                            $    (22,711)  $    (28,077)  $    (10,067)  $     (8,016)  $    (29,101)
Net realized gain (loss) on sales of investments               (546,230)      (119,690)       (43,572)       (41,274)      (119,915)
Distributions from capital gain                                 260,377        250,359         71,944         61,059        223,276
Net change in unrealized appreciation or
  depreciation of investments                                  (306,534)      (658,627)      (190,943)      (237,759)      (881,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (615,098)      (556,035)      (172,638)      (225,990)      (806,922)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      247,528        486,056        185,822        151,448        402,198
Net transfers(1)                                               (422,501)       489,514        198,220        245,880        905,869
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (140,195)       (36,435)       (14,590)       (17,838)       (91,346)
    Death benefits                                              (31,188)       (22,235)            --             --        (37,362)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (346,356)       916,900        369,452        379,490      1,179,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,612,896      2,009,755        530,706        563,224      1,855,837
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,651,442   $  2,370,620   $    727,520   $    716,724   $  2,228,274
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,191,500      2,678,425        708,444        402,506      2,513,300
Contract purchase payments                                      236,938        751,120        282,649        144,956        694,582
Net transfers(1)                                               (483,187)       702,637        276,535        251,913      1,646,739
Contract terminations:
    Surrender benefits and contract charges                    (140,260)       (59,623)       (23,199)       (17,873)      (162,799)
    Death benefits                                              (29,550)       (32,572)            --             --        (68,196)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,775,441      4,039,987      1,244,429        781,502      4,623,626
===================================================================================================================================


(See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WVIS1          WAAL5          WAAL3          WAAL1         WCBD5
OPERATIONS
Investment income (loss) -- net                            $    (11,232)  $      1,304   $     10,863   $        384   $      5,344
Net realized gain (loss) on sales of investments                (32,639)        (4,538)       (35,289)       (52,816)           302
Distributions from capital gain                                  70,730         11,556        122,464         47,564             --
Net change in unrealized appreciation or
  depreciation of investments                                  (295,427)       (34,030)      (375,534)      (110,296)          (123)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (268,568)       (25,708)      (277,496)      (115,164)         5,523
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      223,838        238,993      2,372,415        557,245         59,337
Net transfers(1)                                                263,703        153,168      2,388,584        702,274         57,871
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,232)       (40,875)       (89,241)       (17,633)        (6,125)
    Death benefits                                                   --             --        (12,708)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  476,309        351,286      4,659,050      1,241,886        111,083
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 597,413        199,259      2,016,294        471,590         57,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    805,154   $    524,837   $  6,397,848   $  1,598,312   $    174,256
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          813,642        201,321      2,047,638        479,667         54,293
Contract purchase payments                                      413,936        255,320      2,559,667        589,707         54,381
Net transfers(1)                                                470,465        167,887      2,595,640        727,102         51,830
Contract terminations:
    Surrender benefits and contract charges                     (22,108)       (44,407)      (100,138)       (19,275)        (5,503)
    Death benefits                                                   --             --        (13,710)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,675,935        580,121      7,089,097      1,777,201        155,001
===================================================================================================================================




                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WCBD3          WCBD1          WEQI5         WEQI3          SEQI1
OPERATIONS
Investment income (loss) -- net                            $     47,286   $     17,800   $     (1,010)  $     (5,637)  $       (757)
Net realized gain (loss) on sales of investments                  3,801            (12)          (428)       (23,848)        (3,716)
Distributions from capital gain                                      --             --          7,488         43,161          3,601
Net change in unrealized appreciation or
  depreciation of investments                                    (1,847)        (2,586)       (12,762)       (75,783)        (8,447)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      49,240         15,202         (6,712)       (62,107)        (9,319)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      561,128        378,376         93,699        795,903         36,676
Net transfers(1)                                                672,806        149,435        310,274        940,592         96,230
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (88,284)        (2,205)       (18,059)       (98,585)       (37,500)
    Death benefits                                                   --             --             --         (1,812)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,145,650        525,606        385,914      1,636,098         95,406
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 340,009         71,863        202,394        494,813         53,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,534,899   $    612,671   $    581,596   $  2,068,804   $    139,384
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          320,732         67,804        179,565        437,005         47,067
Contract purchase payments                                      516,387        346,599         89,087        743,837         33,041
Net transfers(1)                                                616,290        135,212        302,169        886,202         86,621
Contract terminations:
    Surrender benefits and contract charges                     (80,865)        (1,995)       (17,326)       (93,094)       (34,388)
    Death benefits                                                   --             --             --         (1,806)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,372,544        547,620        553,495      1,972,144        132,341
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WEQI1         WEQV5          WEQV3           WEQV1         WGRO5
OPERATIONS
Investment income (loss) -- net                            $     (1,865)  $       (513)  $     (2,148)  $     (2,155)  $     (1,585)
Net realized gain (loss) on sales of investments                 (5,219)            36           (388)          (271)       (14,939)
Distributions from capital gain                                   9,971             --             --             --          8,207
Net change in unrealized appreciation or
  depreciation of investments                                   (15,616)          (887)        (7,598)       (11,767)       (18,807)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,729)        (1,364)       (10,134)       (14,193)       (27,124)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      120,372         90,121        306,247         60,172         60,629
Net transfers(1)                                                366,044         20,935        108,060        120,986         (5,356)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (44,915)        (5,391)       (12,387)        (7,956)       (27,450)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  441,501        105,665        401,920        173,202         27,823
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 116,756         15,297         57,504        147,804        131,346
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    545,528   $    119,598   $    449,290   $    306,813   $    132,045
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          103,851         14,039         52,822        136,013        150,650
Contract purchase payments                                      116,463         88,934        298,516         59,182         84,234
Net transfers(1)                                                345,278         21,255        108,497        119,324         (7,846)
Contract terminations:
    Surrender benefits and contract charges                     (43,573)        (5,302)       (12,253)        (7,732)       (36,921)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                522,019        118,926        447,582        306,787        190,117
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WGRO3          WGRO1          WIEQ5         WIEQ3          WIEQ1
OPERATIONS
Investment income (loss) -- net                            $     (3,120)  $       (968)  $       (196)  $     (2,739)  $       (418)
Net realized gain (loss) on sales of investments                (15,367)       (11,346)           (62)        (1,010)           (77)
Distributions from capital gain                                  17,567          4,998             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,983)        (2,712)          (327)       (24,138)        (2,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,903)       (10,028)          (585)       (27,887)        (3,117)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,110         80,836         27,287        124,743         14,705
Net transfers(1)                                                159,563        (40,276)        19,965        120,202         28,718
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (57,659)          (976)        (2,485)        (7,036)            (4)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  121,014         39,584         44,767        237,909         43,419
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 179,333         36,334             90         65,824          5,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    254,444   $     65,890   $     44,272   $    275,846   $     45,688
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          205,857         41,784            101         73,949          6,057
Contract purchase payments                                       24,908        114,546         35,862        158,062         19,381
Net transfers(1)                                                210,161        (59,680)        27,745        152,631         36,864
Contract terminations:
    Surrender benefits and contract charges                     (73,907)        (1,242)        (3,436)        (9,633)            (5)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                367,019         95,408         60,272        375,009         62,297
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WLCG5          WLCG3           WLCG1         WMMK5          WMMK3
OPERATIONS
Investment income (loss) -- net                            $    (16,108)  $    (89,853)  $    (24,854)  $      8,120   $    116,226
Net realized gain (loss) on sales of investments                (28,783)      (256,490)       (38,392)           199          2,182
Distributions from capital gain                                     408          2,204            547             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (188,983)      (871,764)      (242,820)           117          3,505
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (233,466)    (1,215,903)      (305,519)         8,436        121,913
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      331,233      1,200,512        383,284        396,868      2,901,254
Net transfers(1)                                                637,393      3,810,898        930,303         49,589      4,371,153
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (62,391)      (147,510)       (35,308)       (25,671)      (254,634)
    Death benefits                                                   --       (112,142)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  906,235      4,751,758      1,278,279        420,786      7,017,773
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 840,600      4,355,834        956,652        316,841      2,151,786
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,513,369   $  7,891,689   $  1,929,412   $    746,063   $  9,291,472
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          886,594      4,597,998      1,011,484        309,025      2,106,057
Contract purchase payments                                      414,005      1,534,666        488,244        379,672      2,813,508
Net transfers(1)                                                829,073      4,894,936      1,169,003         47,660      4,233,035
Contract terminations:
    Surrender benefits and contract charges                     (83,308)      (203,456)       (47,097)       (24,630)      (245,776)
    Death benefits                                                   --       (135,208)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,046,364     10,688,936      2,621,634        711,727      8,906,824
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      WMMK1          WSCG5         WSCG3          WSCG1
OPERATIONS
Investment income (loss) -- net                                           $     10,659   $     (4,380)  $    (20,058)  $     (5,152)
Net realized gain (loss) on sales of investments                                   298        (15,037)      (162,336)       (35,442)
Distributions from capital gain                                                     --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                      503        (29,612)      (200,973)       (44,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     11,460        (49,029)      (383,367)       (85,052)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     247,831        154,916        221,460        149,490
Net transfers(1)                                                             1,095,679        224,340        508,961         68,543
Annuity payments                                                                    --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                   (602,631)        (9,218)       (43,815)        (3,854)
    Death benefits                                                                  --             --        (19,622)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 740,879        370,038        666,984        214,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                412,762        154,859      1,231,033        247,256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  1,165,101   $    475,868   $  1,514,650   $    376,383
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         403,545        278,189      2,209,079        445,276
Contract purchase payments                                                     238,818        352,592        491,695        321,191
Net transfers(1)                                                             1,053,594        538,894      1,104,072        154,585
Contract terminations:
    Surrender benefits and contract charges                                   (578,753)       (23,284)      (111,768)        (9,590)
    Death benefits                                                                  --             --        (38,162)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,117,204      1,146,391      3,654,916        911,462
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
---------------------------------------------------------------------------------------------------------------------------
WBCA5                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            14,412
WBCA3                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            73,269
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            90,485
WBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            21,612
WBCA9                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                --
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                              388,062

WCAR3                AXP(R) Variable Portfolio - Capital Resource Fund                                                4,551
SCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                4,851
WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                   --
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      24,884
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      39,822
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      26,374

WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      34,895
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          --
EIA                  AXP(R) Variable Portfolio - Extra Income Fund(1)                                               360,938
WEXI3                AXP(R) Variable Portfolio - Extra Income Fund(1)                                               121,244
SEXI1                AXP(R) Variable Portfolio - Extra Income Fund(1)                                               533,005
WEXI1                AXP(R) Variable Portfolio - Extra Income Fund(1)                                                11,638

WEXI9                AXP(R) Variable Portfolio - Extra Income Fund(1)                                                    --
WFDI5                AXP(R) Variable Portfolio - Federal Income Fund(2)                                              27,218
WFDI3                AXP(R) Variable Portfolio - Federal Income Fund(2)                                             257,391
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                              49,828
WFDI1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                              93,319
WFDI9                AXP(R) Variable Portfolio - Federal Income Fund(2)                                                  --

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                             309,652
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                             118,620
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              96,178
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              23,031
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                  --
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        2,600

WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        1,879
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                          327
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        1,633
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           --
WSCA5                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            12,913
WSCA3                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            27,234

SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            22,430
WSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             6,059
WSCA9                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                --
ECA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                            141,807
WCAP3                AIM V.I. Capital Appreciation Fund, Series I Shares                                            101,247
SCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                            156,589

WCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                             12,873
EVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                  540,830
WVAL3                AIM V.I. Premier Equity Fund, Series I Shares                                                  225,005
SVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                  173,838
WVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                   40,762


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
---------------------------------------------------------------------------------------------------------------------------
ESR                  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                        13,154
WSRG3                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                        12,107
WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         1,805
WDYC5                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           1,139
WDYC3                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                          13,122
WDYC1                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                              --

WHIP5                Fidelity(R) VIP High Income Portfolio Service Class 2                                            3,867
WHIP3                Fidelity(R) VIP High Income Portfolio Service Class 2                                           21,542
WHIP1                Fidelity(R) VIP High Income Portfolio Service Class 2                                            9,237
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               13,573
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               30,248
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                1,405

WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               15,649
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                   --
WISE5                FTVIPT Franklin Income Securities Fund - Class 2                                                19,041
WISE3                FTVIPT Franklin Income Securities Fund - Class 2                                               116,082
WISE1                FTVIPT Franklin Income Securities Fund - Class 2                                                65,463
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      40,703

WRES3                FTVIPT Franklin Real Estate Fund - Class 2                                                      65,383
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                      76,017
WRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                      23,467
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                        27,098
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                        71,563
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                            --

WSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                        28,009
WSMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                            --
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        5,043
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        5,563
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           --
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                          983

WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           --
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  86,236
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                  90,146
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  62,464
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  27,291
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                      --

JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     87,492
WUSE3                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     89,751
SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     48,941
WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     28,002
JMC                  Goldman Sachs VIT Mid Cap Value Fund                                                            52,351
WMCV3                Goldman Sachs VIT Mid Cap Value Fund                                                           110,288

WMCV1                Goldman Sachs VIT Mid Cap Value Fund                                                            53,000
WGIS5                MFS(R) Investors Trust Series - Initial Class                                                   16,928
WGIS3                MFS(R) Investors Trust Series - Initial Class                                                   73,230
WGIS1                MFS(R) Investors Trust Series - Initial Class                                                    8,041
EUT                  MFS(R) Utilities Series - Initial Class                                                        132,491
WUTS3                MFS(R) Utilities Series - Initial Class                                                         92,830

SUTS1                MFS(R) Utilities Series - Initial Class                                                         94,775
WUTS1                MFS(R) Utilities Series - Initial Class                                                         28,677
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                              531
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                            3,433
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                              452
WOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                               --

WOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                               --
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               2,223
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              16,184
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  --
WSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               1,205
WSTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
---------------------------------------------------------------------------------------------------------------------------
WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                 1,099
WHSC3                Putnam VT Health Sciences Fund - Class IB Shares                                                 1,039
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                    --
WHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                 6,510
WHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                    --

EPL                  Putnam VT International Equity Fund - Class IB Shares                                          138,757
                      (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                          161,915
                      (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                              565
                      (previously Putnam VT International Growth Fund - Class IB Shares)

WIGR1                Putnam VT International Equity Fund - Class IB Shares                                           63,253
                      (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                               --
                      (previously Putnam VT International Growth Fund - Class IB Shares)
EPT                  Putnam VT Vista Fund - Class IB Shares                                                          70,852
WVIS3                Putnam VT Vista Fund - Class IB Shares                                                         165,987

WVIS8                Putnam VT Vista Fund - Class IB Shares                                                              --
WVIS1                Putnam VT Vista Fund - Class IB Shares                                                          51,832
WVIS9                Putnam VT Vista Fund - Class IB Shares                                                              --
WAAL5                Wells Fargo VT Asset Allocation Fund                                                            77,835
WAAL3                Wells Fargo VT Asset Allocation Fund                                                           559,772
WAAL1                Wells Fargo VT Asset Allocation Fund                                                           165,072

WEQI5                Wells Fargo VT Equity Income Fund                                                               62,656
WEQI3                Wells Fargo VT Equity Income Fund                                                              217,096
SEQI1                Wells Fargo VT Equity Income Fund                                                               25,044
WEQI1                Wells Fargo VT Equity Income Fund                                                               66,895
WEQV5                Wells Fargo VT Equity Value Fund                                                                17,572
WEQV3                Wells Fargo VT Equity Value Fund                                                                79,405

WEQV1                Wells Fargo VT Equity Value Fund                                                                37,195
WGRO5                Wells Fargo VT Growth Fund                                                                      11,364
WGRO3                Wells Fargo VT Growth Fund                                                                      25,913
WGRO1                Wells Fargo VT Growth Fund                                                                       7,352
WIEQ5                Wells Fargo VT International Equity Fund                                                         8,606
WIEQ3                Wells Fargo VT International Equity Fund                                                        52,019

WIEQ1                Wells Fargo VT International Equity Fund                                                        13,461
WLCG5                Wells Fargo VT Large Company Growth Fund                                                       175,907
WLCG3                Wells Fargo VT Large Company Growth Fund                                                       786,850
WLCG1                Wells Fargo VT Large Company Growth Fund                                                       243,872
WMMK5                Wells Fargo VT Money Market Fund                                                               624,176
WMMK3                Wells Fargo VT Money Market Fund                                                             6,085,006

WMMK1                Wells Fargo VT Money Market Fund                                                             1,295,489
WSCG5                Wells Fargo VT Small Cap Growth Fund                                                            64,836
WSCG3                Wells Fargo VT Small Cap Growth Fund                                                           156,564
WSCG1                Wells Fargo VT Small Cap Growth Fund                                                            50,477
WCBD5                Wells Fargo VT Total Return Bond Fund                                                           19,203
                      (previously Wells Fargo VT Corporate Bond Fund)
WCBD3                Wells Fargo VT Total Return Bond Fund                                                          181,011
                      (previously Wells Fargo VT Corporate Bond Fund)
WCBD1                Wells Fargo VT Total Return Bond Fund                                                           66,047
                      (previously Wells Fargo VT Corporate Bond Fund)


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life Issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.25% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

                AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                                    0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                  0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        1.020% to 0.920%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                             0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                       MAXIMUM                           MAXIMUM
                                                                      ADJUSTMENT                        ADJUSTMENT
FUND                                                            (PRIOR TO DEC. 1, 2002)            (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    0.08%                              0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                        N/A                               0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.08%                              0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       N/A                               0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund               0.12%                              0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.12%                              0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                  0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        0.080% to 0.055%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                             0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT            INVESTMENT                                                                            PURCHASES
----------------------------------------------------------------------------------------------------------------------
WBCA5                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  $   37,641
WBCA3                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     327,835
SBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     554,855
WBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      10,440
WBCA9                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          21
ECR                   AXP(R) Variable Portfolio - Capital Resource Fund                                        800,874
WCAR3                 AXP(R) Variable Portfolio - Capital Resource Fund                                         28,180

SCAR1                 AXP(R) Variable Portfolio - Capital Resource Fund                                         41,264
WCAR1                 AXP(R) Variable Portfolio - Capital Resource Fund                                             16
WDEI5                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                               210,881
WDEI3                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                               234,784
SDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                               225,443
WDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                               275,322

WDEI9                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    21
EIA                   AXP(R) Variable Portfolio - Extra Income Fund                                          4,218,330
WEXI3                 AXP(R) Variable Portfolio - Extra Income Fund                                            417,236
SEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                          4,967,774
WEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                             16,105
WEXI9                 AXP(R) Variable Portfolio - Extra Income Fund                                                 22

WFDI5                 AXP(R) Variable Portfolio - Federal Income Fund                                          258,004
WFDI3                 AXP(R) Variable Portfolio - Federal Income Fund                                        1,483,973
SFDI1                 AXP(R) Variable Portfolio - Federal Income Fund                                          746,769
WFDI1                 AXP(R) Variable Portfolio - Federal Income Fund                                          608,419
WFDI9                 AXP(R) Variable Portfolio - Federal Income Fund                                               21
EGD                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       670,991

WNDM3                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       281,199
SNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     1,412,925
WNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       160,682
WNDM9                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            21
WSVA5                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 25,425
WSVA3                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 26,520

WSVA8                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  3,237
WSVA1                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 15,870
WSVA9                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    140
WSCA5                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                      69,856
WSCA3                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     128,335
SSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     201,591

WSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                       1,911
WSCA9                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          21
ECA                   AIM V.I. Capital Appreciation Fund, Series I Shares                                    1,170,835
WCAP3                 AIM V.I. Capital Appreciation Fund, Series I Shares                                      505,236
SCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                                    2,279,826
WCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                                       50,391

EVA                   AIM V.I. Premier Equity Fund, Series I Shares                                            573,191
WVAL3                 AIM V.I. Premier Equity Fund, Series I Shares                                            512,169
SVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                            711,313
WVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                            165,229
ESR                   The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                  15,045
WSRG3                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                  58,019

WSRG1                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                  20,481
WDYC5                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                     6,389
WDYC3                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                    25,104
WDYC1                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                        --
WHIP5                 Fidelity(R) VIP High Income Portfolio Service Class 2                                     25,652
WHIP3                 Fidelity(R) VIP High Income Portfolio Service Class 2                                     99,160

WHIP1                 Fidelity(R) VIP High Income Portfolio Service Class 2                                     28,041
WMDC5                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        185,016
WMDC3                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        462,281
WMDC8                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                         24,454
WMDC1                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        283,170
WMDC9                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             21

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

SUBACCOUNT            INVESTMENT                                                                            PURCHASES
-----------------------------------------------------------------------------------------------------------------------
WISE5                 FTVIPT Franklin Income Securities Fund - Class 2                                     $    170,746
WISE3                 FTVIPT Franklin Income Securities Fund - Class 2                                          777,817
WISE1                 FTVIPT Franklin Income Securities Fund - Class 2                                          587,957
ERE                   FTVIPT Franklin Real Estate Fund - Class 2                                                465,422
WRES3                 FTVIPT Franklin Real Estate Fund - Class 2                                              1,206,214
SRES1                 FTVIPT Franklin Real Estate Fund - Class 2                                              1,966,237

WRES1                 FTVIPT Franklin Real Estate Fund - Class 2                                                292,103
WSMC5                 FTVIPT Franklin Small Cap Fund - Class 2                                                  212,333
WSMC3                 FTVIPT Franklin Small Cap Fund - Class 2                                                  215,549
WSMC8                 FTVIPT Franklin Small Cap Fund - Class 2                                                       21
WSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                                  234,082
WSMC9                 FTVIPT Franklin Small Cap Fund - Class 2                                                       21

WVAS5                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  66,540
WVAS3                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  64,716
WVAS8                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  44,687
WVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   9,210
WVAS9                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                      22
EMU                   FTVIPT Mutual Shares Securities Fund - Class 2                                            933,998

WMSS3                 FTVIPT Mutual Shares Securities Fund - Class 2                                          1,081,141
SMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                          1,787,541
WMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                            352,963
WMSS9                 FTVIPT Mutual Shares Securities Fund - Class 2                                                 22
JUS                   Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                               323,007
WUSE3                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             1,003,677

SUSE1                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                               589,187
WUSE1                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                               144,059
JMC                   Goldman Sachs VIT Mid Cap Value Fund                                                      262,107
WMCV3                 Goldman Sachs VIT Mid Cap Value Fund                                                      600,218
WMCV1                 Goldman Sachs VIT Mid Cap Value Fund                                                      277,040
WGIS5                 MFS(R) Investors Trust Series - Initial Class                                             106,786

WGIS3                 MFS(R) Investors Trust Series - Initial Class                                             181,432
WGIS1                 MFS(R) Investors Trust Series - Initial Class                                              65,618
EUT                   MFS(R) Utilities Series - Initial Class                                                   371,456
WUTS3                 MFS(R) Utilities Series - Initial Class                                                   214,719
SUTS1                 MFS(R) Utilities Series - Initial Class                                                   364,197
WUTS1                 MFS(R) Utilities Series - Initial Class                                                    59,479

WOGS5                 Oppenheimer Global Securities Fund/VA, Service Shares                                      21,096
WOGS3                 Oppenheimer Global Securities Fund/VA, Service Shares                                      67,977
WOGS8                 Oppenheimer Global Securities Fund/VA, Service Shares                                       8,205
WOGS1                 Oppenheimer Global Securities Fund/VA, Service Shares                                         216
WOGS9                 Oppenheimer Global Securities Fund/VA, Service Shares                                         134
WSTB5                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                         10,170

WSTB3                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                         73,548
WSTB8                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                            141
WSTB1                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                          5,697
WSTB9                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                            141
WHSC5                 Putnam VT Health Sciences Fund - Class IB Shares                                           16,436
WHSC3                 Putnam VT Health Sciences Fund - Class IB Shares                                           10,315

WHSC8                 Putnam VT Health Sciences Fund - Class IB Shares                                              134
WHSC1                 Putnam VT Health Sciences Fund - Class IB Shares                                           62,084
WHSC9                 Putnam VT Health Sciences Fund - Class IB Shares                                              115
EPL                   Putnam VT International Equity Fund - Class IB Shares                                     715,602
                      (previously Putnam VT International Growth Fund - Class IB Shares)

WIGR3                 Putnam VT International Equity Fund - Class IB Shares                                  17,414,473
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                 Putnam VT International Equity Fund - Class IB Shares                                       5,885
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                 Putnam VT International Equity Fund - Class IB Shares                                     190,097
                       (previously Putnam VT International Growth Fund - Class IB Shares)

WIGR9                 Putnam VT International Equity Fund - Class IB Shares                                          21
                       (previously Putnam VT International Growth Fund - Class IB Shares)
EPT                   Putnam VT Vista Fund - Class IB Shares                                                    208,004
WVIS3                 Putnam VT Vista Fund - Class IB Shares                                                    241,054
WVIS8                 Putnam VT Vista Fund - Class IB Shares                                                         21
WVIS1                 Putnam VT Vista Fund - Class IB Shares                                                     73,243

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

SUBACCOUNT            INVESTMENT                                                                            PURCHASES
-----------------------------------------------------------------------------------------------------------------------
WVIS9                 Putnam VT Vista Fund - Class IB Shares                                               $         21
WAAL5                 Wells Fargo VT Asset Allocation Fund                                                      515,626
WAAL3                 Wells Fargo VT Asset Allocation Fund                                                    1,788,787
WAAL1                 Wells Fargo VT Asset Allocation Fund                                                      772,831
WEQI5                 Wells Fargo VT Equity Income Fund                                                         594,494
WEQI3                 Wells Fargo VT Equity Income Fund                                                       1,445,398

SEQI1                 Wells Fargo VT Equity Income Fund                                                         531,023
WEQI1                 Wells Fargo VT Equity Income Fund                                                         521,738
WEQV5                 Wells Fargo VT Equity Value Fund                                                           91,868
WEQV3                 Wells Fargo VT Equity Value Fund                                                          308,076
WEQV1                 Wells Fargo VT Equity Value Fund                                                           80,206
WGRO5                 Wells Fargo VT Growth Fund                                                                 47,854

WGRO3                 Wells Fargo VT Growth Fund                                                                213,042
WGRO1                 Wells Fargo VT Growth Fund                                                                 36,270
WIEQ5                 Wells Fargo VT International Equity Fund                                                   19,479
WIEQ3                 Wells Fargo VT International Equity Fund                                                  179,949
WIEQ1                 Wells Fargo VT International Equity Fund                                                   54,779
WLCG5                 Wells Fargo VT Large Company Growth Fund                                                  463,941

WLCG3                 Wells Fargo VT Large Company Growth Fund                                                1,333,372
WLCG1                 Wells Fargo VT Large Company Growth Fund                                                  499,575
WMMK5                 Wells Fargo VT Money Market Fund                                                          757,654
WMMK3                 Wells Fargo VT Money Market Fund                                                        2,503,642
WMMK1                 Wells Fargo VT Money Market Fund                                                          625,094
WSCG5                 Wells Fargo VT Small Cap Growth Fund                                                      196,425

WSCG3                 Wells Fargo VT Small Cap Growth Fund                                                      176,366
WSCG1                 Wells Fargo VT Small Cap Growth Fund                                                       92,079
WCBD5                 Wells Fargo VT Total Return Bond Fund                                                      90,906
                       (previously Wells Fargo VT Corporate Bond Fund)
WCBD3                 Wells Fargo VT Total Return Bond Fund                                                     624,282
                       (previously Wells Fargo VT Corporate Bond Fund)
WCBD1                 Wells Fargo VT Total Return Bond Fund                                                     128,660
                       (previously Wells Fargo VT Corporate Bond Fund)

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.


                                              WBCA5           WBCA3           SBCA1           WBCA1          WBCA9(4)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      0.91     $      0.93     $      0.91              --
At Dec. 31, 2001                           $      0.75     $      0.75     $      0.77     $      0.75              --
At Dec. 31, 2002                           $      0.57     $      0.57     $      0.58     $      0.57              --
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   118           1,097           1,229             282              --
At Dec. 31, 2002                                   157             804             974             238              --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        89     $       823     $       942     $       211              --
At Dec. 31, 2002                           $        90     $       460     $       568     $       136              --
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.66%           0.74%           0.73%           0.72%             --
For the year ended Dec. 31, 2002                  0.80%           0.74%           0.77%           0.78%           0.72%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.60%           1.70%             --
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%           1.80%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.58%)        (17.58%)        (17.20%)        (17.58%)            --
For the year ended Dec. 31, 2002                (24.00%)        (24.00%)        (24.68%)        (24.00%)            --
----------------------------------------------------------------------------------------------------------------------

                                               ECR            WCAR3           SCAR1           WCAR1           WDEI5
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.89     $      0.83     $      0.85     $      0.83     $      1.08
At Dec. 31, 2001                           $      1.53     $      0.67     $      0.68     $      0.67     $      1.09
At Dec. 31, 2002                           $      1.18     $      0.51     $      0.52     $      0.51     $      0.87
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 6,019             565             795              --             115
At Dec. 31, 2002                                 5,116             138             144              --             238
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     9,204     $       377     $       543              --     $       125
At Dec. 31, 2002                           $     6,015     $        71     $        75              --     $       207
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.30%           0.30%           0.30%           0.30%           1.32%
For the year ended Dec. 31, 2002                  0.53%           0.52%           0.52%           0.72%           1.62%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.60%           1.70%           1.40%
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (19.05%)        (19.28%)        (20.00%)        (19.28%)          0.93%
For the year ended Dec. 31, 2002                (22.88%)        (23.88%)        (23.53%)        (23.88%)        (20.18%)
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                              WDEI3           SDEI1           WDEI1          WDEI9(4)         EIA
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.08     $      1.07     $      1.08              --     $      0.90
At Dec. 31, 2001                           $      1.09     $      1.08     $      1.08              --     $      0.93
At Dec. 31, 2002                           $      0.87     $      0.86     $      0.86              --     $      0.85
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   223             367             144              --           5,449
At Dec. 31, 2002                                   368             179             325              --           2,403
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       242     $       396     $       156              --     $     5,049
At Dec. 31, 2002                           $       319     $       154     $       280              --     $     2,053
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  1.34%           1.40%           1.26%             --           11.17%
For the year ended Dec. 31, 2002                  1.58%           1.45%           1.51%           1.47%           7.48%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%             --            1.40%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  0.93%           0.93%           0.00%             --            3.33%
For the year ended Dec. 31, 2002                (20.18%)        (20.37%)        (20.37%)            --           (8.60%)
----------------------------------------------------------------------------------------------------------------------

                                              WEXI3           SEXI1           WEXI1          WEXI9(4)         WFDI5
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.87     $      0.88     $      0.87              --     $      1.06
At Dec. 31, 2001                           $      0.90     $      0.91     $      0.90              --     $      1.11
At Dec. 31, 2002                           $      0.83     $      0.83     $      0.83              --     $      1.16
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   633           2,458              90              --             117
At Dec. 31, 2002                                   835           3,634              80              --             248
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       569     $     2,228     $        81              --     $       130
At Dec. 31, 2002                           $       690     $     3,033     $        66              --     $       287
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 10.91%          11.10%          10.72%             --            4.54%
For the year ended Dec. 31, 2002                  7.78%           7.13%           7.80%           5.27%           2.84%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%             --            1.40%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  3.45%           3.41%           3.45%             --            4.72%
For the year ended Dec. 31, 2002                 (7.78%)         (8.79%)         (7.78%)            --            4.50%
----------------------------------------------------------------------------------------------------------------------



                                              WFDI3           SFDI1           WFDI1          WFDI9(4)          EGD
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.05    $      1.06      $      1.05              --     $      1.54
At Dec. 31, 2001                           $      1.10    $      1.11      $      1.10              --     $      1.27
At Dec. 31, 2002                           $      1.15    $      1.16      $      1.14              --     $      0.98
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,609            424              413              --           4,237
At Dec. 31, 2002                                 2,375            397              864              --           3,938
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,770    $       470      $       454              --     $     5,370
At Dec. 31, 2002                           $     2,725    $       459      $       988              --     $     3,845
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  4.47%          4.48%            4.51%             --            0.23%
For the year ended Dec. 31, 2002                  2.86%          2.81%            2.87%           2.81%           0.50%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%          1.60%            1.70%             --            1.40%
For the year ended Dec. 31, 2002                  1.50%          1.60%            1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  4.76%          4.72%            4.76%             --          (17.53%)
For the year ended Dec. 31, 2002                  4.55%          4.50%            3.64%             --          (22.83%)
----------------------------------------------------------------------------------------------------------------------

                                              WNDM3           SNDM1           WNDM1          WNDM9(4)        WSVA5(5)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.86     $      0.90     $      0.86              --              --
At Dec. 31, 2001                           $      0.71     $      0.74     $      0.70              --              --
At Dec. 31, 2002                           $      0.54     $      0.57     $      0.54              --     $      0.79
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 3,128           2,896             363              --              --
At Dec. 31, 2002                                 2,700           2,097             529              --              35
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     2,210     $     2,139     $       255              --              --
At Dec. 31, 2002                           $     1,468     $     1,190     $       286              --     $        27
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.24%           0.24%           0.24%             --              --
For the year ended Dec. 31, 2002                  0.50%           0.50%           0.51%           0.38%           0.35%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%             --              --
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.44%)        (17.78%)        (18.60%)            --              --
For the year ended Dec. 31, 2002                (23.94%)        (22.97%)        (22.86%)            --          (21.00%)
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                             WSVA3(5)        WSVA8(6)        WSVA1(5)        WSVA9(6)         WSCA5
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --     $      0.90
At Dec. 31, 2001                                    --              --              --              --     $      0.83
At Dec. 31, 2002                           $      0.79     $      0.96     $      0.79              --     $      0.68
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --              89
At Dec. 31, 2002                                    22               3              20              --             173
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --     $        74
At Dec. 31, 2002                           $        17     $         3     $        15              --     $       117
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  0.26%           0.99%           0.45%             --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --            1.40%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --           (7.78%)
For the year ended Dec. 31, 2002                (21.00%)         (4.00%)        (21.00%)            --          (18.07%)
----------------------------------------------------------------------------------------------------------------------

                                              WSCA3           SSCA1           WSCA1          WSCA9(4)         ECA
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.90     $      1.00     $      0.89              --     $      1.26
At Dec. 31, 2001                           $      0.83     $      0.92     $      0.82              --     $      0.95
At Dec. 31, 2002                           $      0.67     $      0.75     $      0.67              --     $      0.71
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   367             474              79              --           4,269
At Dec. 31, 2002                                   350             259              78              --           3,287
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       303     $       437     $        65              --     $     4,057
At Dec. 31, 2002                           $       236     $       195     $        53              --     $     2,330
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                    --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%             --            1.40%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.80%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.78%)         (8.00%)         (7.87%)            --          (24.60%)
For the year ended Dec. 31, 2002                (19.28%)        (18.48%)        (18.29%)            --          (25.26%)
----------------------------------------------------------------------------------------------------------------------


                                              WCAP3           SCAP1           WCAP1           EVA             WVAL3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.75     $      0.83     $      0.75     $      1.45     $      0.81
At Dec. 31, 2001                           $      0.57     $      0.63     $      0.57     $      1.25     $      0.70
At Dec. 31, 2002                           $      0.42     $      0.47     $      0.42     $      0.86     $      0.48
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 5,772          10,247             517          11,706           9,749
At Dec. 31, 2002                                 3,934           5,490             503          10,223           7,632
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     3,273     $     6,451     $       292     $    14,617     $     6,788
At Dec. 31, 2002                           $     1,663     $     2,573     $       211     $     8,772     $     3,650
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --            0.13%           0.14%
For the year ended Dec. 31, 2002                    --              --              --            0.31%           0.29%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%           1.40%           1.50%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (24.00%)        (24.10%)        (24.00%)        (13.79%)        (13.58%)
For the year ended Dec. 31, 2002                (26.32%)        (25.40%)        (26.32%)        (31.20%)        (31.43%)
----------------------------------------------------------------------------------------------------------------------

                                              SVAL1           WVAL1            ESR            WSRG3           WSRG1
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.83     $      0.81     $      1.08     $      0.90     $      0.90
At Dec. 31, 2001                           $      0.71     $      0.69     $      0.82     $      0.69     $      0.68
At Dec. 31, 2002                           $      0.49     $      0.48     $      0.58     $      0.48     $      0.48
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 8,588           1,830             434             792             384
At Dec. 31, 2002                                 5,773           1,391             431             476              71
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     6,115     $     1,270     $       357     $       543     $       263
At Dec. 31, 2002                           $     2,820     $       661     $       249     $       229     $        34
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.11%           0.14%           0.06%           0.09%           0.07%
For the year ended Dec. 31, 2002                  0.27%           0.29%           0.22%           0.17%           0.08%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.60%           1.70%           1.40%           1.50%           1.70%
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.40%           1.50%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (14.46%)        (14.81%)        (24.07%)        (23.33%)        (24.44%)
For the year ended Dec. 31, 2002                (30.99%)        (30.43%)        (29.27%)        (30.43%)        (29.41%)
----------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                             WDYC5(7)        WDYC3(7)        WDYC1(7)        WHIP5(7)        WHIP3(7)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --              --
At Dec. 31, 2001                           $      0.95     $      0.95     $      0.95     $      0.91     $      0.91
At Dec. 31, 2002                           $      0.87     $      0.87     $      0.86     $      0.93     $      0.93
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                     1              61              --               3              42
At Dec. 31, 2002                                     7              85              --              24             136
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $         1     $        58              --     $         3     $        39
At Dec. 31, 2002                           $         6     $        74              --     $        23     $       126
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  0.23%           0.19%             --            2.08%           5.92%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.70%           1.40%           1.50%
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.70%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (5.00%)         (5.00%)         (5.00%)         (9.00%)         (9.00%)
For the year ended Dec. 31, 2002                 (8.42%)         (8.42%)         (9.47%)          2.20%           2.20%
----------------------------------------------------------------------------------------------------------------------

                                             WHIP1(7)        WMDC5(7)        WMDC3(7)        WMDC8(4)       WMDC1(7)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --              --
At Dec. 31, 2001                           $      0.91     $      1.06     $      1.06              --     $      1.06
At Dec. 31, 2002                           $      0.92     $      0.94     $      0.94     $      0.89     $      0.94
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    43              94             156              --              13
At Dec. 31, 2002                                    59             250             559              27             290
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        39     $       100     $       165              --     $        14
At Dec. 31, 2002                           $        54     $       236     $       526     $        24     $       272
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  9.82%           0.52%           0.50%             --            0.16%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.70%           1.40%           1.50%             --            1.70%
For the year ended Dec. 31, 2002                  1.70%           1.40%           1.50%           1.60%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (9.00%)          6.00%           6.00%             --            6.00%
For the year ended Dec. 31, 2002                  1.10%         (11.32%)        (11.32%)        (11.00%)        (11.32%)
----------------------------------------------------------------------------------------------------------------------


                                             WMDC9(4)         WISE5           WISE3           WISE1            ERE
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      0.99     $      0.99     $      0.99     $      1.25
At Dec. 31, 2001                                    --     $      0.99     $      0.98     $      0.98     $      1.33
At Dec. 31, 2002                                    --     $      0.97     $      0.96     $      0.96     $      1.34
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             101           1,111             413             325
At Dec. 31, 2002                                    --             224           1,370             777             542
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --     $       100     $     1,092     $       406     $       434
At Dec. 31, 2002                                    --     $       217     $     1,321     $       745     $       728
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            8.32%           4.78%           6.34%           4.93%
For the year ended Dec. 31, 2002                    --            9.02%          10.25%          11.02%           2.68%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --            1.40%           1.50%           1.70%           1.40%
For the year ended Dec. 31, 2002                  1.80%           1.40%           1.50%           1.70%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --            0.00%          (1.01%)         (1.01%)          6.40%
For the year ended Dec. 31, 2002                    --           (2.02%)         (2.04%)         (2.04%)          0.75%
----------------------------------------------------------------------------------------------------------------------

                                              WRES3           SRES1           WRES1           WSMC5           WSMC3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.18     $      1.32     $      1.18     $      0.61     $      0.61
At Dec. 31, 2001                           $      1.26     $      1.40     $      1.25     $      0.51     $      0.51
At Dec. 31, 2002                           $      1.26     $      1.41     $      1.26     $      0.36     $      0.35
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   232             685             125             723           2,597
At Dec. 31, 2002                                   926             967             334             967           2,561
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       291     $       959     $       157     $       366     $     1,312
At Dec. 31, 2002                           $     1,169     $     1,359     $       420     $       344     $       909
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.95%           4.95%           4.79%           0.33%           0.36%
For the year ended Dec. 31, 2002                  2.24%           3.15%           3.30%           0.27%           0.25%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.60%           1.70%           1.40%           1.50%
For the year ended Dec. 31, 2002                  1.50%           1.60%           1.70%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  6.78%           6.06%           5.93%         (16.39%)        (16.39%)
For the year ended Dec. 31, 2002                  0.00%           0.71%           0.80%         (29.41%)        (31.37%)
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                             WSMC8(4)         WSMC1          WSMC9(4)        WVAS5(4)        WVAS3(4)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      0.60              --              --              --
At Dec. 31, 2001                                    --     $      0.50              --              --              --
At Dec. 31, 2002                                    --     $      0.35              --     $      0.88     $      0.88
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --             617              --              --              --
At Dec. 31, 2002                                    --           1,008              --              55              61
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --     $       310              --              --              --
At Dec. 31, 2002                                    --     $       356              --     $        48     $        53
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.47%             --              --              --
For the year ended Dec. 31, 2002                  0.31%           0.24%           0.31%           0.44%           0.05%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --            1.70%             --              --              --
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.80%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --          (16.67%)            --              --              --
For the year ended Dec. 31, 2002                    --          (30.00%)            --          (12.00%)        (12.00%)
----------------------------------------------------------------------------------------------------------------------

                                             WVAS8(4)        WVAS1(4)        WVAS9(4)          EMU            WMSS3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --     $      1.17     $      1.11
At Dec. 31, 2001                                    --              --              --     $      1.23     $      1.17
At Dec. 31, 2002                                    --     $      0.88              --     $      1.07     $      1.02
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --             546             324
At Dec. 31, 2002                                    --              11              --             966           1,063
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --     $       674     $       380
At Dec. 31, 2002                                    --     $         9              --     $     1,037     $     1,084
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --            2.10%           4.13%
For the year ended Dec. 31, 2002                  1.04%             --            0.45%           0.96%           0.99%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --            1.40%           1.50%
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.80%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --            5.13%           5.41%
For the year ended Dec. 31, 2002                    --          (12.00%)            --          (13.01%)        (12.82%)
----------------------------------------------------------------------------------------------------------------------



                                              SMSS1           WMSS1          WMSS9(4)          JUS            WUSE3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.19     $      1.11              --     $      1.00     $      0.92
At Dec. 31, 2001                           $      1.25     $      1.17              --     $      0.87     $      0.79
At Dec. 31, 2002                           $      1.09     $      1.01              --     $      0.67     $      0.61
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   473              24              --           1,183           1,017
At Dec. 31, 2002                                   690             324              --           1,109           1,247
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       593     $        28              --     $     1,028     $       807
At Dec. 31, 2002                           $       751     $       328              --     $       743     $       762
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.19%           1.62%             --            0.40%           0.45%
For the year ended Dec. 31, 2002                  1.38%           1.15%           1.05%           0.60%           0.61%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.60%           1.70%             --            1.40%           1.50%
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.80%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  5.04%           5.41%             --          (13.00%)        (14.13%)
For the year ended Dec. 31, 2002                (12.80%)        (13.68%)            --          (22.99%)        (22.78%)
----------------------------------------------------------------------------------------------------------------------

                                              SUSE1           WUSE1            JMC            WMCV3           WMCV1
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.94     $      0.91     $      1.26     $      1.41     $      1.41
At Dec. 31, 2001                           $      0.81     $      0.79     $      1.40     $      1.56     $      1.56
At Dec. 31, 2002                           $      0.62     $      0.61     $      1.31     $      1.47     $      1.46
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,747             286             280             626             321
At Dec. 31, 2002                                   666             391             423             799             386
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,417     $       226     $       390     $       977     $       499
At Dec. 31, 2002                           $       416     $       238     $       555     $     1,170     $       562
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.40%           0.51%           1.67%           1.35%           1.31%
For the year ended Dec. 31, 2002                  0.32%           0.58%           1.11%           1.07%           1.01%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.60%           1.70%           1.40%           1.50%           1.70%
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.40%           1.50%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (13.83%)        (13.19%)         11.11%          10.64%          10.64%
For the year ended Dec. 31, 2002                (23.46%)        (22.78%)         (6.43%)         (5.77%)         (6.41%)
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                              WGIS5           WGIS3           WGIS1           EUT             WUTS3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.02     $      1.02     $      1.02     $      1.27     $      0.85
At Dec. 31, 2001                           $      0.84     $      0.84     $      0.84     $      0.95     $      0.63
At Dec. 31, 2002                           $      0.66     $      0.66     $      0.65     $      0.72     $      0.48
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   219           1,473             151           2,550           2,824
At Dec. 31, 2002                                   346           1,503             166           2,205           2,321
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       185     $     1,242     $       127     $     2,420     $     1,786
At Dec. 31, 2002                           $       228     $       986     $       108     $     1,594     $     1,117
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.34%           0.43%           0.27%           3.43%           3.19%
For the year ended Dec. 31, 2002                  0.56%           0.55%           0.63%           2.69%           2.74%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.70%           1.40%           1.50%
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.70%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.65%)        (17.65%)        (17.65%)        (25.20%)        (25.88%)
For the year ended Dec. 31, 2002                (21.43%)        (21.43%)        (22.62%)        (24.21%)        (23.81%)
----------------------------------------------------------------------------------------------------------------------

                                              SUTS1           WUTS1          WOGS5(5)        WOGS3(5)        WOGS8(8)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.98     $      0.85              --              --              --
At Dec. 31, 2001                           $      0.73     $      0.63              --              --              --
At Dec. 31, 2002                           $      0.56     $      0.48     $      0.77     $      0.77     $      0.93
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,469             713              --              --              --
At Dec. 31, 2002                                 2,042             721              12              78               9
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,812     $       449              --              --              --
At Dec. 31, 2002                           $     1,140     $       345     $         9     $        60     $         8
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.60%           2.89%             --              --              --
For the year ended Dec. 31, 2002                  2.81%           2.65%             --              --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.60%           1.70%             --              --              --
For the year ended Dec. 31, 2002                  1.60%           1.70%           1.40%           1.50%           1.60%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (25.51%)        (25.88%)            --              --              --
For the year ended Dec. 31, 2002                (23.29%)        (23.81%)        (23.00%)        (23.00%)         (7.00%)
----------------------------------------------------------------------------------------------------------------------


                                             WOGS1(5)        WOGS9(8)        WSTB5(5)        WSTB3(5)        WSTB8(8)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --              --
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                                    --              --     $      1.03     $      1.03              --
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                                    --              --              10              73              --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                                    --              --     $        10     $        76              --
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                    --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  1.70%           1.80%           1.40%           1.50%           1.60%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                    --              --            3.00%           3.00%             --
----------------------------------------------------------------------------------------------------------------------

                                             WSTB1(5)        WSTB9(8)        WHSC5(5)        WHSC3(5)        WHSC8(8)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --              --              --
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                           $      1.03              --     $      0.84     $      0.84              --
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                                     5              --              12              12              --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --              --              --              --
At Dec. 31, 2002                           $         6              --     $        10     $        10              --
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                    --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  1.70%           1.80%           1.40%           1.50%           1.60%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --              --              --
For the year ended Dec. 31, 2002                  3.00%             --          (16.00%)        (16.00%)            --
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                             WHSC1(5)        WHSC9(8)          EPL            WIGR3          WIGR8(4)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --     $      1.19     $      0.75              --
At Dec. 31, 2001                                    --              --     $      0.93     $      0.59              --
At Dec. 31, 2002                           $      0.84              --     $      0.76     $      0.48     $      0.85
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    --              --           1,775           4,040              --
At Dec. 31, 2002                                    73              --           1,856           3,437               7
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                    --              --     $     1,651     $     2,371              --
At Dec. 31, 2002                           $        61              --     $     1,401     $     1,635     $         6
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            0.31%           0.27%             --
For the year ended Dec. 31, 2002                    --              --            0.87%           0.86%           0.03%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --            1.40%           1.50%             --
For the year ended Dec. 31, 2002                  1.70%           1.80%           1.40%           1.50%           1.60%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --          (21.85%)        (21.33%)            --
For the year ended Dec. 31, 2002                (16.00%)            --          (18.28%)        (18.64%)        (15.00%)
----------------------------------------------------------------------------------------------------------------------

                                              WIGR1          WIGR9(4)          EPT            WVIS3          WVIS8(4)
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.75              --     $      1.40     $      0.74              --
At Dec. 31, 2001                           $      0.58              --     $      0.92     $      0.48              --
At Dec. 31, 2002                           $      0.47              --     $      0.63     $      0.33              --
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,244              --             782           4,624              --
At Dec. 31, 2002                                 1,350              --             888           3,966              --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       728              --     $       717     $     2,228              --
At Dec. 31, 2002                           $       639              --     $       558     $     1,306              --
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.25%             --              --              --              --
For the year ended Dec. 31, 2002                  0.88%           1.01%             --              --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.70%             --            1.40%           1.50%             --
For the year ended Dec. 31, 2002                  1.70%           1.80%           1.40%           1.50%           1.60%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (22.67%)            --          (34.29%)        (35.14%)            --
For the year ended Dec. 31, 2002                (18.97%)            --          (31.52%)        (31.25%)            --
----------------------------------------------------------------------------------------------------------------------



                                              WVIS1          WVIS9(4)         WAAL5           WAAL3           WAAL1
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.73              --     $      0.99     $      0.98     $      0.98
At Dec. 31, 2001                           $      0.48              --     $      0.90     $      0.90     $      0.90
At Dec. 31, 2002                           $      0.33              --     $      0.78     $      0.77     $      0.77
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,676              --             580           7,089           1,777
At Dec. 31, 2002                                 1,246              --           1,043           7,521           2,230
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       805              --     $       525     $     6,398     $     1,598
At Dec. 31, 2002                           $       408              --     $       810     $     5,827     $     1,718
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            1.73%           1.76%           1.73%
For the year ended Dec. 31, 2002                    --              --            2.25%           2.07%           2.06%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.70%             --            1.40%           1.50%           1.70%
For the year ended Dec. 31, 2002                  1.70%           1.80%           1.40%           1.50%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (34.25%)            --           (9.09%)         (8.16%)         (8.16%)
For the year ended Dec. 31, 2002                (31.25%)            --          (13.33%)        (14.44%)        (14.44%)
----------------------------------------------------------------------------------------------------------------------

                                              WEQI5           WEQI3           SEQI1           WEQI1           WEQV5
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.13     $      1.13     $      1.13     $      1.12     $      1.09
At Dec. 31, 2001                           $      1.05     $      1.05     $      1.05     $      1.05     $      1.01
At Dec. 31, 2002                           $      0.84     $      0.83     $      0.84     $      0.83     $      0.75
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   553           1,972             132             522             119
At Dec. 31, 2002                                   922           3,205             368             993             158
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       582     $     2,069     $       139     $       546     $       120
At Dec. 31, 2002                           $       772     $     2,675     $       309     $       824     $       119
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  1.06%           1.10%           1.05%           1.14%           0.76%
For the year ended Dec. 31, 2002                  1.71%           1.71%           2.00%           1.80%           1.34%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.60%           1.70%           1.40%
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.60%           1.70%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.08%)         (7.08%)         (7.08%)         (6.25%)         (7.34%)
For the year ended Dec. 31, 2002                (20.00%)        (20.95%)        (20.00%)        (20.95%)        (25.74%)
----------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                              WEQV3           WEQV1           WGRO5           WGRO3           WGRO1
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.09     $      1.09     $      0.87     $      0.87     $      0.87
At Dec. 31, 2001                           $      1.00     $      1.00     $      0.69     $      0.69     $      0.69
At Dec. 31, 2002                           $      0.75     $      0.75     $      0.51     $      0.51     $      0.50
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   448             307             190             367              95
At Dec. 31, 2002                                   714             336             233             534             152
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       449     $       307     $       132     $       254     $        66
At Dec. 31, 2002                           $       536     $       251     $       119     $       270     $        77
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.74%           0.64%           0.01%           0.01%           0.01%
For the year ended Dec. 31, 2002                  1.45%           1.33%           0.13%           0.13%           0.10%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.70%           1.40%           1.50%           1.70%
For the year ended Dec. 31, 2002                  1.50%           1.70%           1.40%           1.50%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (8.26%)         (8.26%)        (20.69%)        (20.69%)        (20.69%)
For the year ended Dec. 31, 2002                (25.00%)        (25.00%)        (26.09%)        (26.09%)        (27.54%)
----------------------------------------------------------------------------------------------------------------------

                                              WIEQ5           WIEQ3           WIEQ1           WLCG5           WLCG3
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.89     $      0.89     $      0.89     $      0.95     $      0.95
At Dec. 31, 2001                           $      0.73     $      0.74     $      0.73     $      0.74     $      0.74
At Dec. 31, 2002                           $      0.56     $      0.56     $      0.56     $      0.53     $      0.52
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    60             375              62           2,046          10,689
At Dec. 31, 2002                                    89             537             140           2,281          10,235
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $        44     $       276     $        46     $     1,513     $     7,892
At Dec. 31, 2002                           $        50     $       300     $        78     $     1,198     $     5,358
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.03%           0.03%           0.03%             --              --
For the year ended Dec. 31, 2002                  0.20%           0.19%           0.19%             --              --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.40%           1.50%           1.70%           1.40%           1.50%
For the year ended Dec. 31, 2002                  1.40%           1.50%           1.70%           1.40%           1.50%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.98%)        (16.85%)        (17.98%)        (22.11%)        (22.11%)
For the year ended Dec. 31, 2002                (23.29%)        (24.32%)        (23.29%)        (28.38%)        (29.73%)
----------------------------------------------------------------------------------------------------------------------

                                              WLCG1           WMMK5           WMMK3           WMMK1           WSCG5
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.95     $      1.03     $      1.02     $      1.02     $      0.56
At Dec. 31, 2001                           $      0.74     $      1.05     $      1.04     $      1.04     $      0.42
At Dec. 31, 2002                           $      0.52     $      1.05     $      1.04     $      1.04     $      0.25
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 2,622             712           8,907           1,117           1,146
At Dec. 31, 2002                                 3,190             596           5,843           1,248           1,243
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,929     $       746     $     9,291     $     1,165     $       476
At Dec. 31, 2002                           $     1,661     $       624     $     6,085     $     1,295     $       314
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            3.30%           3.22%           3.15%             --
For the year ended Dec. 31, 2002                    --            1.35%           1.33%           1.33%             --
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.70%           1.40%           1.50%           1.70%           1.40%
For the year ended Dec. 31, 2002                  1.70%           1.40%           1.50%           1.70%           1.40%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (22.11%)          1.94%           1.96%           1.96%         (25.00%)
For the year ended Dec. 31, 2002                (29.73%)          0.00%           0.00%           0.00%         (40.48%)
----------------------------------------------------------------------------------------------------------------------

                                              WSCG3           WSCG1           WCBD5           WCBD3           WCBD1
                                           ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.56     $      0.56     $      1.06     $      1.06     $      1.06
At Dec. 31, 2001                           $      0.41     $      0.41     $      1.12     $      1.12     $      1.12
At Dec. 31, 2002                           $      0.25     $      0.25     $      1.19     $      1.19     $      1.18
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 3,655             911             155           1,373             548
At Dec. 31, 2002                                 3,011             976             167           1,583             579
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,515     $       376     $       174     $     1,535     $       613
At Dec. 31, 2002                           $       759     $       245     $       199     $     1,879     $       686
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            6.08%           6.07%           6.09%
For the year ended Dec. 31, 2002                    --              --            5.94%           5.93%           5.93%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  1.50%           1.70%           1.40%           1.50%           1.70%
For the year ended Dec. 31, 2002                  1.50%           1.70%           1.40%           1.50%           1.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (26.79%)        (26.79%)          5.66%           5.66%           5.66%
For the year ended Dec. 31, 2002                (39.02%)        (39.02%)          6.25%           6.25%           5.36%
----------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude Variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on March 1, 2002.

(5) Operations commenced on May 1, 2002.

(6) Operations commenced on July 31, 2002.

(7) Operations commenced on May 1, 2001.

(8) Operations commenced on Aug. 30, 2002.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) CHOICE VARIABLE ANNUITY

                                                               45270-20 C (5/03)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated January 27, 2003.
     Consolidated Balance sheets as of Dec. 31, 2002 and 2001.
     Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001, and 2000.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001, and 2000.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Choice Variable Annuity

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001.
     Notes to Financial Statements.

     American   Enterprise   Variable   Annuity   Account  -  American   Express
     FlexChoice(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001.
     Notes to Financial Statements.

     American Enterprise Variable Annuity Account - Evergreen Privilege(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001.
     Notes to Financial Statements.

     American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003, is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3 Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Disability Waiver of Withdrawal Charges Rider (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of Roth IRA Endorsement  (form  43094), filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8       Form of TSA Endorsement (form 43413),  filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5 Form of Variable Annuity Application (form 271552), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.3 Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.3(a) Copy of Participation Agreement among Variable Insurance Products Fund, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

   (b) Copy of Participation Agreement among Variable Insurance Products Fund III, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

   (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.4 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.8 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2002, filed electronically as Exhibit 8.6 to American Enterprise Variable Account's Post Effective Amendment No. 11 to Registration Statement No. 333-92297, filed on or about April 24, 2003, is incorporated by reference.

8.9 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc., dated September 1, 2002, filed electronically as Exhibit 8.11 to American Enterprise Variable Account's Post Effective Amendment No. 11 to Registration Statement No. 333-92297, filed on or about April 24, 2003, is incorporated by reference.

8.10 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 3, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for the Wells Fargo Advantage(SM) Choice Variable Annuity, filed electronically herewith.

10.2 Consent of Independent Auditors for the American Express FlexChoice(SM) Variable Annuity, filed electronically herewith.

10.3 Consent of Independent Auditors for the Evergreen Privilege(SM) Variable Annuity, filed electronically herewith.

10.4 Consent of Independent Auditors for the Evergreen Pathways(SM) Variable Annuity, filed electronically herewith.

11.       None.

12.       Not applicable.

13.       Copy  of  schedule  for  computation  of  each  performance  quotation provided in the Registration Statement for the American Express FlexChoice(SM) Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002.

14.1 Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, is incorporated by reference.

14.2 Power of Attorney to sign this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective
          Amendment  No.  1  to  Registration   Statement  No.   333-73958,   is
          incorporated by reference.

14.3 Power of Attorney to sign this Registration Statement, dated April 16, 2003, filed electronically herewith.

14.4 Power of Attorney to sign this Registration Statement, dated April 21, 2003, filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of March 31, 2003, there were 26,601 nonqualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853           None                 None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.

*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.

**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.


By:/s/ James M. Odland
   ------------------
       James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT NO.
333-73958

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.